UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Vice President and Managing Counsel State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

TABLE OF CONTENTS

SPDR Russell 3000® ETF (THRK) (formerly SPDR Dow Jones Total Market ETF (TMW))	4
SPDR Russell 1000® ETF (ONEK) (formerly SPDR Dow Jones Large Cap ETF (ELR))	28
SPDR S&P® 500 Growth ETF (SPYG)	57
SPDR S&P 500 Value ETF (SPYV)	61
SPDR Russell Small Cap Completeness® ETF (RSCO) (formerly SPDR Dow Jones Mid Cap ETF (EMM))	66
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	89
SPDR S&P 400 Mid Cap Value ETF (MDYV)	93
SPDR S&P 600 Small Cap ETF (SLY)	97
SPDR S&P 600 Small Cap Growth ETF (SLYG)	104
SPDR S&P 600 Small Cap Value ETF (SLYV)	109
SPDR Global Dow ETF (DGT)	115
SPDR Dow Jones REIT ETF (RWR)	118
SPDR S&P Bank ETF (KBE)	120
SPDR S&P Capital Markets ETF (KCE)	121
SPDR S&P Insurance ETF (KIE)	122
SPDR S&P Mortgage Finance ETF (KME)	123
SPDR S&P Regional Banking ETF (KRE)	124
SPDR Morgan Stanley Technology ETF (MTK)	125
SPDR S&P Dividend ETF (SDY)	126
SPDR S&P Aerospace & Defense ETF (XAR)	128
SPDR S&P Biotech ETF (XBI)	129
SPDR S&P Health Care Equipment ETF (XHE)	130
SPDR S&P Health Care Services ETF (XHS)	131
SPDR S&P Homebuilders ETF (XHB)	132
SPDR S&P Metals & Mining ETF (XME)	133
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	134
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	135
SPDR S&P Pharmaceuticals ETF (XPH)	136
SPDR S&P Retail ETF (XRT)	137
SPDR S&P Semiconductor ETF (XSD)	139
SPDR S&P Software & Services ETF (XSW)	140

SPDR S&P Telecom ETF (XTL)	142
SPDR S&P Transportation ETF (XTN)	143
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	144
SPDR S&P 1500 Value Tilt ETF (VLU)	158
SPDR Russell 1000 Low Volatility ETF (LGLV)	172
SPDR Russell 2000® Low Volatility ETF (SMLV)	174
SPDR Wells Fargo® Preferred Stock ETF (PSK)	178
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	180
SPDR Barclays TIPS ETF (IPE)	181
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	182
SPDR Barclays Short Term Treasury ETF (SST)	183
SPDR Barclays Intermediate Term Treasury ETF (ITE)	185
SPDR Barclays Long Term Treasury ETF (TLO)	187
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	188
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	201
SPDR Barclays Long Term Corporate Bond ETF (LWC)	220
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	231
SPDR Barclays Convertible Securities ETF (CWB)	242
SPDR Barclays Mortgage Backed Bond ETF (MBG)	245
SPDR Barclays Aggregate Bond ETF (LAG)	246
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	265
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	274
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	276
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	278
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	287
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	289
SPDR Nuveen Barclays Build America Bond ETF (BABS)	296
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	300
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	302
SPDR Barclays International Treasury Bond ETF (BWX)	304
SPDR Barclays International Corporate Bond ETF (IBND)	309
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	316

SPDR Barclays High Yield Bond ETF (JNK)	320
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	332
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	340
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	345
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	348

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	1,074	$29,352
Aerovironment, Inc. (a)(b)	488	11,273
Alliant Techsystems, Inc.	878	85,658
American Science & Engineering, Inc.	196	11,821
Astronics Corp. (a)	390	19,387
BE Aerospace, Inc. (a)	2,667	196,878
Cubic Corp. (b)	586	31,456
Curtiss-Wright Corp.	1,268	59,545
DigitalGlobe, Inc. (a)	2,048	64,758
Ducommun, Inc. (a)(b)	292	8,375
Engility Holdings, Inc. (a)	462	14,659
Esterline Technologies Corp. (a)	878	70,143
Exelis, Inc.	5,111	80,294
GenCorp, Inc. (a)(b)	1,658	26,578
General Dynamics Corp.	8,100	708,912
HEICO Corp. (b)	1,464	99,171
Hexcel Corp. (a)	2,732	106,002
Honeywell International, Inc.	21,565	1,790,758
Huntington Ingalls Industries, Inc.	1,325	89,305
Kratos Defense & Security Solutions, Inc. (a)(b)	1,170	9,688
L-3 Communications Holdings, Inc.	2,486	234,927
LMI Aerospace, Inc. (a)(b)	292	3,901
Lockheed Martin Corp.	7,231	922,314
Moog, Inc. (Class A) (a)	1,268	74,394
National Presto Industries, Inc. (b)	114	8,027
Northrop Grumman Corp.	6,396	609,283
Orbital Sciences Corp. (a)	1,658	35,116
Precision Castparts Corp.	4,052	920,776
Raytheon Co.	8,817	679,526
Rockwell Collins, Inc.	3,689	250,335
Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,220	78,053
Taser International, Inc. (a)	1,366	20,367
Teledyne Technologies, Inc. (a)	976	82,892
Textron, Inc.	7,554	208,566
The Boeing Co.	20,666	2,428,255
The Keyw Holding Corp. (a)(b)	878	11,809
TransDigm Group, Inc.	1,464	203,057
Triumph Group, Inc.	1,366	95,920
United Technologies Corp.	25,053	2,701,214

		13,082,745

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	1,366	10,231
Atlas Air Worldwide Holdings, Inc. (a)	682	31,447
C.H. Robinson Worldwide, Inc. (b)	4,328	257,776
Echo Global Logistics, Inc. (a)(b)	488	10,219
Expeditors International of Washington, Inc.	5,654	249,115
FedEx Corp.	8,655	987,622
Forward Air Corp.	789	31,836
HUB Group, Inc. (Class A) (a)	976	38,289
Pacer International, Inc. (a)(b)	976	6,041
Park-Ohio Holdings Corp. (a)	196	7,530
United Parcel Service, Inc. (Class B)	19,737	1,803,370
UTI Worldwide, Inc. (b)	2,468	37,292
XPO Logistics, Inc. (a)	488	10,575

		3,481,343

AIRLINES — 0.3%
Alaska Air Group, Inc.	1,952	122,234
Allegiant Travel Co.	390	41,091
Copa Holdings SA (Class A)	978	135,619
Delta Air Lines, Inc.	23,315	550,001
Hawaiian Holdings, Inc. (a)(b)	1,366	10,163
JetBlue Airways Corp. (a)(b)	6,314	42,051
Republic Airways Holdings, Inc. (a)	1,318	15,684
SkyWest, Inc.	1,366	19,834
Southwest Airlines Co.	19,656	286,191
Spirit Airlines, Inc. (a)	1,658	56,820
United Continental Holdings, Inc. (a)	9,105	279,615
US Airways Group, Inc. (a)	6,084	115,353

		1,674,656

AUTO COMPONENTS — 0.5%
Allison Transmission Holdings, Inc.	976	24,449
American Axle & Manufacturing Holdings, Inc. (a)	1,868	36,837
BorgWarner, Inc.	3,165	320,899
Cooper Tire & Rubber Co. (b)	1,756	54,085
Dana Holding Corp.	4,000	91,360
Delphi Automotive PLC	8,488	495,869
Dorman Products, Inc. (b)	682	33,793
Drew Industries, Inc.	586	26,686
Fuel Systems Solutions, Inc. (a)	390	7,667
Gentex Corp.	3,883	99,366
Gentherm, Inc. (a)(b)	878	16,752
Johnson Controls, Inc.	18,655	774,182
Lear Corp.	2,536	181,502
Modine Manufacturing Co. (a)	1,285	18,800
Remy International, Inc.	390	7,894
Spartan Motors, Inc.	976	5,924
Standard Motor Products, Inc.	586	18,846
Stoneridge, Inc. (a)	780	8,432
Superior Industries International, Inc.	586	10,448
Tenneco, Inc. (a)	1,658	83,729
The Goodyear Tire & Rubber Co. (a)	6,729	151,066
TRW Automotive Holdings Corp. (a)	2,928	208,796
Visteon Corp. (a)	1,366	103,324

		2,780,706

AUTOMOBILES — 0.7%
Ford Motor Co.	106,005	1,788,304
General Motors Co. (a)	22,636	814,217
Harley-Davidson, Inc.	6,053	388,845
Tesla Motors, Inc. (a)(b)	2,344	453,376
Thor Industries, Inc. (b)	1,175	68,197
Winnebago Industries, Inc. (a)	780	20,249

		3,533,188

BEVERAGES — 1.8%
Beam, Inc.	4,372	282,650
Boston Beer Co., Inc. (Class A) (a)	296	72,286
Brown-Forman Corp. (Class B)	4,098	279,197
Coca-Cola Enterprises, Inc.	7,453	299,685
Coca-Cola Hellenic Bottling Co.	98	6,137
Constellation Brands, Inc. (Class A) (a)	4,178	239,817
Dr. Pepper Snapple Group, Inc.	5,544	248,482
Molson Coors Brewing Co. (Class B)	3,841	192,549
Monster Beverage Corp. (a)	3,650	190,713

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

National Beverage Corp.	292	$5,215
PepsiCo, Inc.	42,357	3,367,381
The Coca-Cola Co.	104,649	3,964,104

		9,148,216

BIOTECHNOLOGY — 2.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,952	53,621
Achillion Pharmaceuticals, Inc. (a)(b)	2,634	7,955
Acorda Therapeutics, Inc. (a)	1,067	36,577
Aegerion Pharmaceuticals, Inc. (a)(b)	780	66,854
Alexion Pharmaceuticals, Inc. (a)	5,294	614,951
Alkermes PLC (a)	3,454	116,123
Alnylam Pharmaceuticals, Inc. (a)(b)	1,600	102,416
AMAG Pharmaceuticals, Inc. (a)(b)	568	12,201
Amgen, Inc.	20,437	2,287,718
Arena Pharmaceuticals, Inc. (a)(b)	5,952	31,367
ARIAD Pharmaceuticals, Inc. (a)(b)	5,074	93,362
Array BioPharma, Inc. (a)(b)	3,220	20,028
Astex Pharmaceuticals (a)	2,536	21,505
Biogen Idec, Inc. (a)	6,490	1,562,532
BioMarin Pharmaceutical, Inc. (a)	3,736	269,814
Celgene Corp. (a)	11,430	1,759,420
Celldex Therapeutics, Inc. (a)(b)	2,244	79,505
Cepheid, Inc. (a)(b)	1,854	72,380
Chelsea Therapeutics International, Ltd. (a)	1,850	5,568
ChemoCentryx, Inc. (a)(b)	682	3,792
Chimerix, Inc. (a)	196	4,308
Clovis Oncology, Inc. (a)	390	23,704
Cubist Pharmaceuticals, Inc. (a)	1,759	111,784
Curis, Inc. (a)(b)	2,146	9,571
Cytokinetics, Inc. (a)	682	5,176
Dendreon Corp. (a)(b)	4,309	12,625
Dyax Corp. (a)(b)	2,928	20,086
Dynavax Technologies Corp. (a)(b)	4,976	5,971
Emergent Biosolutions, Inc. (a)	780	14,859
Exact Sciences Corp. (a)(b)	1,756	20,738
Exelixis, Inc. (a)(b)	4,976	28,960
Genomic Health, Inc. (a)(b)	488	14,923
Geron Corp. (a)	3,512	11,765
Gilead Sciences, Inc. (a)	41,814	2,627,592
Halozyme Therapeutics, Inc. (a)(b)	2,440	26,938
Idenix Pharmaceuticals, Inc. (a)(b)	2,732	14,234
ImmunoGen, Inc. (a)(b)	2,342	39,861
Immunomedics, Inc. (a)(b)	1,952	12,083
Incyte Corp. (a)(b)	2,760	105,294
Infinity Pharmaceuticals, Inc. (a)(b)	1,268	22,127
Insmed, Inc. (a)(b)	780	12,176
Intercept Pharmaceuticals, Inc. (a)(b)	196	13,530
InterMune, Inc. (a)(b)	2,191	33,676
Ironwood Pharmaceuticals, Inc. (a)(b)	2,536	30,052
Isis Pharmaceuticals, Inc. (a)(b)	3,087	115,886
Keryx Biopharmaceuticals, Inc. (a)(b)	2,244	22,664
KYTHERA Biopharmaceuticals, Inc. (a)(b)	292	13,344
Lexicon Pharmaceuticals, Inc. (a)(b)	6,146	14,566
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	488	21,121
MannKind Corp. (a)(b)	4,000	22,800
Medivation, Inc. (a)	2,044	122,517
Merrimack Pharmaceuticals, Inc. (a)(b)	2,440	9,272
MiMedx Group, Inc. (a)(b)	2,244	9,357
Momenta Pharmaceuticals, Inc. (a)	1,268	18,247
Myriad Genetics, Inc. (a)(b)	2,173	51,065
Neurocrine Biosciences, Inc. (a)(b)	1,860	21,055
NewLink Genetics Corp. (a)(b)	488	9,165
Novavax, Inc. (a)	3,676	11,616
NPS Pharmaceuticals, Inc. (a)(b)	2,732	86,905
Onyx Pharmaceuticals, Inc. (a)	1,973	245,974
Opko Health, Inc. (a)(b)	3,902	34,377
Orexigen Therapeutics, Inc. (a)	2,536	15,571
PDL BioPharma, Inc. (b)	3,795	30,246
Peregrine Pharmaceuticals, Inc. (a)(b)	3,708	5,228
Pharmacyclics, Inc. (a)	1,562	216,212
Portola Pharmaceuticals, Inc. (a)(b)	292	7,811
Progenics Pharmaceuticals, Inc. (a)(b)	1,366	6,871
Puma Biotechnology, Inc. (a)(b)	586	31,445
Raptor Pharmaceutical Corp. (a)	1,464	21,872
Regeneron Pharmaceuticals, Inc. (a)	2,196	687,062
Repligen Corp. (a)(b)	878	9,737
Rigel Pharmaceuticals, Inc. (a)(b)	2,342	8,384
Sangamo Biosciences, Inc. (a)(b)	1,464	15,343
Sarepta Therapeutics, Inc. (a)(b)	857	40,476
Seattle Genetics, Inc. (a)(b)	2,732	119,744
SIGA Technologies, Inc. (a)(b)	1,003	3,852
Spectrum Pharmaceuticals, Inc. (b)	1,607	13,483
Stemline Therapeutics, Inc. (a)	292	13,225
Synageva BioPharma Corp. (a)(b)	488	30,895
Synergy Pharmaceuticals, Inc. (a)(b)	2,146	9,807
Synta Pharmaceuticals Corp. (a)(b)	1,074	6,777
TESARO, Inc. (a)(b)	390	15,109
Theravance, Inc. (a)(b)	1,952	79,817
Threshold Pharmaceuticals, Inc. (a)(b)	1,268	5,896
United Therapeutics Corp. (a)(b)	1,268	99,982
Vanda Pharmaceuticals, Inc. (a)(b)	780	8,557
Verastem, Inc. (a)	390	4,852
Vertex Pharmaceuticals, Inc. (a)	6,024	456,740
Vical, Inc. (a)(b)	2,048	2,560
XOMA Corp. (a)(b)	1,658	7,428

		13,244,635

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	2,146	96,999
AAON, Inc.	780	20,717
American Woodmark Corp. (a)(b)	292	10,118
Apogee Enterprises, Inc. (b)	780	23,150
Armstrong World Industries, Inc. (a)	780	42,869
Builders FirstSource, Inc. (a)(b)	1,215	7,144
Fortune Brands Home & Security, Inc.	4,470	186,086
Gibraltar Industries, Inc. (a)	878	12,520
Griffon Corp. (b)	1,170	14,672
Insteel Industries, Inc.	488	7,857
Lennox International, Inc.	1,366	102,805
Masco Corp.	9,696	206,331
NCI Building Systems, Inc. (a)(b)	586	7,466
Nortek, Inc. (a)(b)	292	20,063
Owens Corning (a)	3,220	122,296
PGT, Inc. (a)	878	8,701
Ply Gem Holdings, Inc. (a)(b)	390	5,452
Quanex Building Products Corp. (b)	962	18,114
Simpson Manufacturing Co., Inc.	1,109	36,120
Trex Co., Inc. (a)	488	24,171
Universal Forest Products, Inc. (b)	586	24,671

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

USG Corp. (a)(b)	2,129	$60,847

		1,059,169

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)	1,478	269,942
Ameriprise Financial, Inc.	5,508	501,669
Arlington Asset Investment Corp. (Class A) (b)	390	9,274
Artisan Partners Asset Management, Inc. (b)	390	20,420
BGC Partners, Inc. (Class A)	3,414	19,289
BlackRock, Inc.	3,604	975,315
Calamos Asset Management, Inc. (Class A)	586	5,854
Cohen & Steers, Inc. (b)	488	17,231
Cowen Group, Inc. (Class A) (a)	2,634	9,087
Diamond Hill Investment Group, Inc. (b)	42	4,492
E*TRADE Financial Corp. (a)	7,805	128,783
Eaton Vance Corp. (b)	3,242	125,887
Evercore Partners, Inc. (Class A)	878	43,224
FBR & Co. (a)	196	5,255
Federated Investors, Inc. (Class B) (b)	2,478	67,303
Financial Engines, Inc. (b)	1,366	81,195
Franklin Resources, Inc.	11,195	565,907
FXCM, Inc. (Class A) (b)	976	19,276
GAMCO Investors, Inc. (Class A), (Class A)	196	14,882
GFI Group, Inc.	1,854	7,323
Greenhill & Co., Inc. (b)	780	38,906
HFF, Inc. (Class A)	878	21,994
ICG Group, Inc. (a)	1,074	15,240
Intl. FCStone, Inc. (a)(b)	430	8,794
Invesco, Ltd.	12,104	386,118
Investment Technology Group, Inc. (a)	976	15,343
Janus Capital Group, Inc. (b)	4,085	34,763
KCG Holdings, Inc. (Class A) (a)	1,977	17,141
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,830	5,122
Lazard, Ltd. (Class A)	3,512	126,502
Legg Mason, Inc. (b)	3,016	100,855
LPL Investment Holdings, Inc.	1,562	59,840
Manning & Napier, Inc.	390	6,505
Morgan Stanley	41,436	1,116,700
Northern Trust Corp.	6,541	355,765
Piper Jaffray Co., Inc. (a)	488	16,734
Raymond James Financial, Inc.	3,284	136,844
Safeguard Scientifics, Inc. (a)(b)	586	9,194
SEI Investments Co.	3,929	121,445
State Street Corp. (c)	12,670	833,053
Stifel Financial Corp. (a)(b)	1,777	73,248
T. Rowe Price Group, Inc.	7,072	508,689
TD Ameritrade Holding Corp.	6,354	166,348
The Bank of New York Mellon Corp.	31,530	951,891
The Charles Schwab Corp.	29,846	630,944
The Goldman Sachs Group, Inc.	12,544	1,984,586
Virtus Investment Partners, Inc. (a)	196	31,877
Waddell & Reed Financial, Inc. (Class A)	2,292	117,992
Walter Investment Management Corp. (a)(b)	999	39,501
Westwood Holdings Group, Inc.	196	9,418
WisdomTree Investments, Inc. (a)(b)	2,732	31,719

		10,864,679

CHEMICALS — 2.5%
A. Schulman, Inc.	780	22,979
Advanced Emissions Solutions, Inc. (a)	292	12,474
Air Products & Chemicals, Inc.	5,647	601,801
Airgas, Inc.	1,753	185,906
Albemarle Corp.	2,342	147,405
American Vanguard Corp. (b)	780	20,998
Ashland, Inc.	2,184	201,976
Axiall Corp.	1,854	70,063
Balchem Corp.	780	40,365
Cabot Corp.	1,734	74,059
Calgon Carbon Corp. (a)	1,443	27,403
Celanese Corp. (Series A)	4,330	228,581
CF Industries Holdings, Inc.	1,610	339,436
Chemtura Corp. (a)	2,634	60,556
Cytec Industries, Inc.	1,170	95,191
E. I. du Pont de Nemours & Co.	25,305	1,481,861
Eastman Chemical Co.	4,205	327,569
Ecolab, Inc.	7,155	706,628
Ferro Corp. (a)	1,952	17,783
Flotek Industries, Inc. (a)(b)	1,268	29,164
FMC Corp.	3,728	267,372
FutureFuel Corp.	586	10,525
H.B. Fuller Co.	1,366	61,730
Hawkins, Inc.	292	11,020
Huntsman Corp.	5,268	108,573
Innophos Holdings, Inc.	586	30,929
Innospec, Inc.	682	31,822
International Flavors & Fragrances, Inc.	2,244	184,681
Intrepid Potash, Inc. (b)	1,464	22,956
Koppers Holdings, Inc.	586	24,993
Kraton Performance Polymers, Inc. (a)	878	17,200
Kronos Worldwide, Inc.	586	9,077
Landec Corp. (a)	682	8,320
LSB Industries, Inc. (a)	488	16,363
LyondellBasell Industries NV	11,082	811,535
Minerals Technologies, Inc.	976	48,185
Monsanto Co.	14,716	1,535,909
NewMarket Corp.	292	84,070
Olin Corp. (b)	2,146	49,508
OM Group, Inc. (a)	878	29,659
Omnova Solutions, Inc. (a)	1,268	10,841
PolyOne Corp.	2,732	83,900
PPG Industries, Inc.	3,935	657,381
Praxair, Inc.	8,077	970,936
Quaker Chemical Corp.	390	28,490
Rockwood Holdings, Inc.	2,146	143,567
RPM International, Inc.	3,610	130,682
Sensient Technologies Corp.	1,366	65,418
Sigma-Aldrich Corp.	3,280	279,784
Stepan Co.	548	31,636
Taminco Corp. (a)	390	7,917
The Dow Chemical Co.	32,897	1,263,245
The Mosaic Co.	8,144	350,355
The Scotts Miracle-Gro Co. (Class A)	1,170	64,385
The Sherwin-Williams Co.	2,447	445,794
Tredegar Corp.	682	17,732
Valspar Corp.	2,440	154,769

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

W.R. Grace & Co. (a)	2,048	$178,995
Westlake Chemical Corp.	586	61,331
Zep, Inc.	586	9,528
Zoltek Cos., Inc. (a)	780	13,018

		13,026,329

COMMERCIAL BANKS — 3.1%
1st Source Corp.	390	10,499
1st United Bancorp, Inc.	780	5,717
Ameris Bancorp (a)	682	12,535
Ames National Corp.	292	6,649
Associated Banc-Corp.	4,586	71,037
Bancfirst Corp. (b)	196	10,598
Banco Latinoamericano de Comercio Exterior SA	780	19,438
Bancorp, Inc. (a)	878	15,558
BancorpSouth, Inc. (b)	2,634	52,522
Bank of Hawaii Corp.	1,251	68,117
Bank of Marin Bancorp	196	8,144
Bank of the Ozarks, Inc.	878	42,135
BankUnited, Inc.	1,756	54,770
Banner Corp.	497	18,966
BB&T Corp.	19,078	643,882
BBCN Bancorp, Inc.	2,139	29,433
BNC Bancorp	488	6,510
BOK Financial Corp.	682	43,205
Boston Private Financial Holdings, Inc.	2,146	23,821
Bridge Bancorp, Inc.	292	6,278
Bryn Mawr Bank Corp.	390	10,518
Camden National Corp.	196	8,016
Capital Bank Financial Corp. (Class A) (a)	682	14,970
CapitalSource, Inc.	5,314	63,130
Cardinal Financial Corp.	780	12,893
Cathay General Bancorp	2,016	47,114
Centerstate Banks, Inc.	801	7,754
Central Pacific Financial Corp.	586	10,372
Chemical Financial Corp.	780	21,778
CIT Group, Inc. (a)	5,485	267,503
Citizens & Northern Corp.	292	5,822
City Holding Co. (b)	390	16,864
City National Corp.	1,268	84,525
CNB Financial Corp. (b)	292	4,979
CoBiz Financial, Inc.	976	9,428
Columbia Banking System, Inc.	1,405	34,703
Comerica, Inc.	5,031	197,769
Commerce Bancshares, Inc.	2,048	89,723
Community Bank System, Inc. (b)	1,074	36,645
Community Trust Bancorp, Inc.	390	15,830
Cullen/Frost Bankers, Inc. (b)	1,464	103,285
Customers Bancorp, Inc. (a)(b)	586	9,435
CVB Financial Corp. (b)	2,545	34,408
Eagle Bancorp, Inc. (a)	586	16,578
East West Bancorp, Inc.	4,160	132,912
Enterprise Financial Services Corp.	488	8,189
F.N.B. Corp. (b)	3,932	47,695
Fifth Third Bancorp	23,771	428,829
Financial Institutions, Inc.	390	7,979
First Bancorp	534	7,716
First BanCorp- Puerto Rico (a)(b)	1,952	11,087
First Busey Corp.	1,952	10,170
First Citizens BancShares, Inc. (Class A)	196	40,298
First Commonwealth Financial Corp. (b)	2,682	20,356
First Community Bancshares, Inc.	488	7,979
First Connecticut Bancorp, Inc. (b)	488	7,174
First Financial Bancorp	1,602	24,302
First Financial Bankshares, Inc. (b)	878	51,644
First Financial Corp.	292	9,218
First Financial Holdings, Inc.	693	38,226
First Horizon National Corp. (b)	6,564	72,138
First Interstate Bancsystem, Inc.	488	11,785
First Merchants Corp.	815	14,124
First Midwest Bancorp, Inc.	2,048	30,945
First Niagara Financial Group, Inc.	9,614	99,697
First Republic Bank	3,122	145,579
FirstMerit Corp.	4,488	97,434
Flushing Financial Corp.	878	16,199
Fulton Financial Corp.	5,268	61,530
German American Bancorp, Inc. (b)	390	9,836
Glacier Bancorp, Inc. (b)	1,952	48,234
Great Southern Bancorp, Inc. (b)	292	8,243
Hancock Holding Co.	2,342	73,492
Hanmi Financial Corp.	878	14,548
Heartland Financial USA, Inc.	390	10,865
Heritage Financial Corp. (b)	390	6,053
Home Bancshares, Inc.	1,268	38,509
HomeTrust Bancshares, Inc. (a)	586	9,669
Hudson Valley Holding Corp.	488	9,165
Huntington Bancshares, Inc.	22,782	188,179
IBERIABANK Corp.	780	40,459
Independent Bank Corp.-Massachusetts (b)	595	21,241
International Bancshares Corp.	1,413	30,563
Investors Bancorp, Inc. (b)	1,268	27,744
KeyCorp	25,022	285,251
Lakeland Bancorp, Inc.	780	8,775
M&T Bank Corp.	3,526	394,630
MainSource Financial Group, Inc.	586	8,901
MB Financial, Inc.	1,504	42,473
Metro Bancorp, Inc. (a)	390	8,194
National Bankshares, Inc.	196	7,034
National Penn Bancshares, Inc.	3,157	31,728
NBT Bancorp, Inc.	1,170	26,887
OFG Bancorp	1,268	20,529
Old National Bancorp	2,739	38,894
OmniAmerican Bancorp, Inc. (a)	292	7,142
Pacific Continental Corp.	488	6,398
PacWest Bancorp	1,062	36,490
Park National Corp.	292	23,091
Park Sterling Corp.	1,170	7,500
Peoples Bancorp, Inc.	292	6,097
Pinnacle Financial Partners, Inc. (a)(b)	976	29,095
PNC Financial Services Group, Inc.	14,409	1,043,932
Popular, Inc. (a)	2,839	74,467
Preferred Bank (a)	292	5,195
PrivateBancorp, Inc.	1,756	37,578
Prosperity Bancshares, Inc. (b)	1,658	102,531
Regions Financial Corp.	38,422	355,788
Republic Bancorp, Inc. (Class A)	292	8,045

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

S&T Bancorp, Inc.	780	$18,892
S.Y. Bancorp, Inc.	390	11,049
Sandy Spring Bancorp, Inc.	654	15,212
Signature Bank (a)(b)	1,268	116,047
Simmons First National Corp. (b)	440	13,680
Southside Bancshares, Inc. (b)	488	13,088
Southwest Bancorp, Inc. (a)	488	7,227
State Bank Financial Corp.	878	13,934
Sterling Bancorp	878	12,055
Sterling Financial Corp.	878	25,155
Suffolk Bancorp (a)	292	5,174
SunTrust Banks, Inc.	14,669	475,569
Susquehanna Bancshares, Inc.	5,038	63,227
SVB Financial Group (a)	1,268	109,517
Synovus Financial Corp.	27,862	91,945
Taylor Capital Group, Inc. (a)	488	10,809
TCF Financial Corp.	4,488	64,089
Texas Capital Bancshares, Inc. (a)	1,074	49,372
The First of Long Island Corp. (b)	196	7,615
The National Bank Holdings Corp. (Class A)	1,464	30,071
Tompkins Financial Corp.	390	18,026
TowneBank (b)	682	9,834
Trico Bancshares	390	8,884
Trustmark Corp.	1,863	47,693
U.S. Bancorp	50,337	1,841,327
UMB Financial Corp. (b)	878	47,710
Umpqua Holdings Corp. (b)	3,043	49,357
Union First Market Bankshares Corp. (b)	586	13,695
United Bankshares, Inc. (b)	1,323	38,341
United Community Banks, Inc. (a)	1,216	18,240
Univest Corp. of Pennsylvania	488	9,199
Valley National Bancorp (b)	5,464	54,367
ViewPoint Financial Group	1,074	22,200
Virginia Commerce Bancorp, Inc. (a)	780	12,113
Washington Banking Co.	390	5,483
Washington Trust Bancorp, Inc.	390	12,258
Webster Financial Corp.	2,440	62,293
Wells Fargo & Co.	131,950	5,452,174
WesBanco, Inc.	682	20,276
West Bancorporation, Inc.	390	5,382
Westamerica Bancorporation (b)	780	38,797
Western Alliance Bancorp (a)	2,059	38,977
Wilshire Bancorp, Inc.	1,710	13,988
Wintrust Financial Corp. (b)	976	40,084
Yadkin Financial Corp. (a)	390	6,720
Zions Bancorporation	5,041	138,224

		16,009,875

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	1,464	38,972
ACCO Brands Corp. (a)(b)	3,076	20,425
Avery Dennison Corp.	2,722	118,461
Ceco Environmental Corp.	422	5,942
Cintas Corp. (b)	2,834	145,101
Clean Harbors, Inc. (a)(b)	1,658	97,258
Consolidated Graphics, Inc. (a)	196	10,988
Copart, Inc. (a)	3,024	96,133
Courier Corp.	313	4,952
Covanta Holding Corp. (b)	2,920	62,430
Deluxe Corp.	1,366	56,908
EnerNOC, Inc. (a)(b)	682	10,223
Ennis, Inc.	745	13,440
G & K Services, Inc. (Class A)	488	29,470
Healthcare Services Group, Inc. (b)	1,854	47,759
Herman Miller, Inc.	1,567	45,725
HNI Corp. (b)	1,268	45,876
Innerworkings, Inc. (a)(b)	1,170	11,489
Interface, Inc. (b)	1,658	32,895
Iron Mountain, Inc.	4,647	125,562
KAR Auction Services, Inc.	2,048	57,774
Knoll, Inc.	1,268	21,480
McGrath Rentcorp (b)	682	24,347
Mine Safety Appliances Co.	780	40,256
Mobile Mini, Inc. (a)	1,074	36,580
Multi-Color Corp.	292	9,908
Performant Financial Corp. (a)	586	6,399
Pitney Bowes, Inc. (b)	5,519	100,391
Quad Graphics, Inc.	682	20,705
R.R. Donnelley & Sons Co. (b)	4,924	77,799
Republic Services, Inc.	7,357	245,429
Rollins, Inc.	1,756	46,552
Schawk, Inc.	390	5,788
Standard Parking Corp. (a)	390	10,487
Steelcase, Inc. (Class A), (Class A)	2,342	38,924
Stericycle, Inc. (a)	2,380	274,652
Team, Inc. (a)	586	23,293
Tetra Tech, Inc. (a)	1,756	45,463
The ADT Corp.	5,986	243,391
The Brink’s Co.	1,268	35,884
The Geo Group, Inc.	1,952	64,904
TMS International Corp. (Class A)	390	6,802
UniFirst Corp.	390	40,724
United Stationers, Inc.	1,074	46,719
US Ecology, Inc.	488	14,703
Viad Corp.	586	14,621
Waste Connections, Inc. (b)	3,362	152,668
Waste Management, Inc.	12,710	524,160
West Corp. (b)	586	12,992

		3,263,804

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc. (b)	1,658	44,169
Anaren, Inc. (a)	292	7,446
Arris Group, Inc. (a)	3,180	54,251
Aruba Networks, Inc. (a)	3,122	51,950
Black Box Corp. (b)	390	11,950
Brocade Communications Systems, Inc. (a)	12,036	96,890
CalAmp Corp. (a)	976	17,207
Calix, Inc. (a)	1,074	13,672
Ciena Corp. (a)(b)	2,806	70,094
Cisco Systems, Inc.	146,219	3,424,449
Comtech Telecommunications Corp.	497	12,087
Digi International, Inc. (a)	682	6,827
EchoStar Corp. (Class A) (a)	1,099	48,290
Emulex Corp. (a)	2,519	19,547
Extreme Networks, Inc. (a)	2,536	13,238
F5 Networks, Inc. (a)	2,141	183,612
Finisar Corp. (a)	2,554	57,797
Globecomm Systems, Inc. (a)	682	9,568
Harmonic, Inc. (a)	3,050	23,454
Harris Corp.	3,003	178,078

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Infinera Corp. (a)	3,122	$35,310
InterDigital, Inc. (b)	1,124	41,959
Ixia (a)	1,562	24,477
JDS Uniphase Corp. (a)	6,320	92,967
Juniper Networks, Inc. (a)	13,810	274,267
KVH Industries, Inc. (a)	390	5,382
Motorola Solutions, Inc.	6,628	393,571
Netgear, Inc. (a)	1,074	33,144
Oplink Communications, Inc. (a)	488	9,184
Palo Alto Networks, Inc. (a)(b)	878	40,230
Parkervision, Inc. (a)(b)	2,440	8,174
Plantronics, Inc.	1,155	53,188
Polycom, Inc. (a)	4,658	50,865
Procera Networks, Inc. (a)(b)	586	9,077
QUALCOMM, Inc.	47,347	3,189,294
Riverbed Technology, Inc. (a)	4,438	64,750
Ruckus Wireless, Inc. (a)	1,170	19,691
ShoreTel, Inc. (a)	1,562	9,434
Sonus Networks, Inc. (a)	5,854	19,787
Tellabs, Inc.	9,681	21,976
Ubiquiti Networks, Inc. (b)	390	13,100
ViaSat, Inc. (a)(b)	1,074	68,467

		8,822,870

COMPUTERS & PERIPHERALS — 3.3%
3D Systems Corp. (a)(b)	2,732	147,501
Apple, Inc.	25,644	12,225,777
Avid Technology, Inc. (a)	855	5,130
Cray, Inc. (a)	1,074	25,851
Dell, Inc.	34,132	469,998
Diebold, Inc. (b)	1,756	51,556
Electronics for Imaging, Inc. (a)	1,268	40,170
EMC Corp.	57,741	1,475,860
Fusion-io, Inc. (a)(b)	2,048	27,423
Hewlett-Packard Co.	53,463	1,121,654
Immersion Corp. (a)	780	10,288
Lexmark International, Inc. (Class A)	1,695	55,935
NCR Corp. (a)	4,467	176,938
NetApp, Inc.	9,827	418,827
QLogic Corp. (a)	2,394	26,190
Quantum Corp. (a)(b)	5,756	7,943
SanDisk Corp.	6,588	392,052
Silicon Graphics International Corp. (a)	878	14,268
Stratasys, Ltd. (a)	878	88,906
Super Micro Computer, Inc. (a)	878	11,888
Western Digital Corp.	5,708	361,887

		17,156,042

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	2,829	88,463
Aegion Corp. (a)	1,074	25,486
Argan, Inc.	390	8,568
Chicago Bridge & Iron Co. NV	2,732	185,148
Comfort Systems USA, Inc.	976	16,407
Dycom Industries, Inc. (a)	878	24,575
EMCOR Group, Inc.	1,874	73,330
Fluor Corp.	4,428	314,211
Furmanite Corp. (a)	976	9,662
Granite Construction, Inc.	1,074	32,864
Great Lakes Dredge & Dock Corp. (b)	1,658	12,302
Jacobs Engineering Group, Inc. (a)	3,536	205,724
KBR, Inc.	3,976	129,777
Layne Christensen Co. (a)(b)	586	11,697
Mastec, Inc. (a)(b)	1,658	50,237
Michael Baker Corp.	196	7,932
MYR Group, Inc. (a)	586	14,240
Northwest Pipe Co. (a)	292	9,601
Orion Marine Group, Inc. (a)	780	8,120
Pike Electric Corp.	682	7,720
Primoris Services Corp. (b)	976	24,859
Quanta Services, Inc. (a)	5,639	155,129
Tutor Perini Corp. (a)	976	20,808
URS Corp.	2,085	112,069

		1,548,929

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,386	100,554
Headwaters, Inc. (a)(b)	1,952	17,549
Martin Marietta Materials, Inc. (b)	1,412	138,616
Texas Industries, Inc. (a)(b)	586	38,858
US Concrete, Inc. (a)	390	7,823
Vulcan Materials Co.	3,562	184,547

		487,947

CONSUMER FINANCE — 0.8%
American Express Co.	25,790	1,947,661
Capital One Financial Corp.	15,913	1,093,860
Cash America International, Inc. (b)	780	35,318
Credit Acceptance Corp. (a)	196	21,719
DFC Global Corp. (a)(b)	1,074	11,803
Discover Financial Services	13,319	673,142
Encore Capital Group, Inc. (a)	682	31,277
Ezcorp, Inc. (Class A) (a)	1,366	23,058
First Cash Financial Services, Inc. (a)	780	45,201
Green Dot Corp. (Class A), (Class A) (a)(b)	682	17,957
Nelnet, Inc. (Class A), (Class A)	586	22,532
Portfolio Recovery Associates, Inc. (a)	1,464	87,752
SLM Corp.	12,125	301,912
World Acceptance Corp. (a)(b)	292	26,257

		4,339,449

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)	98	7,283
AptarGroup, Inc.	1,854	111,481
Ball Corp.	4,000	179,520
Bemis Co., Inc.	2,830	110,398
Berry Plastics Group, Inc. (a)	1,464	29,236
Boise, Inc.	2,732	34,423
Crown Holdings, Inc. (a)	3,945	166,795
Graphic Packaging Holding Co. (a)	5,756	49,271
Greif, Inc. (Class A)	878	43,048
MeadWestvaco Corp.	4,773	183,188
Myers Industries, Inc.	780	15,686
Owens-Illinois, Inc. (a)	4,494	134,910
Packaging Corp. of America	2,634	150,375
Rock-Tenn Co. (Class A)	1,952	197,679
Sealed Air Corp.	5,323	144,732
Silgan Holdings, Inc.	1,170	54,990
Sonoco Products Co.	2,732	106,384

		1,719,399

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	292	19,400

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Genuine Parts Co. (b)	4,230	$342,165
LKQ Corp. (a)	8,142	259,404
Pool Corp.	1,242	69,713
VOXX International Corp. (a)(b)	488	6,686

		697,368

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	488	18,446
Apollo Group, Inc. (Class A) (a)(b)	2,619	54,501
Ascent Capital Group Inc (Class A), (Class A) (a)(b)	396	31,926
Bridgepoint Education, Inc. (a)(b)	488	8,804
Bright Horizons Family Solutions, Inc. (a)	292	10,462
Capella Education Co. (a)	332	18,778
Career Education Corp. (a)	1,471	4,060
Carriage Services, Inc.	390	7,566
Corinthian Colleges, Inc. (a)(b)	2,112	4,625
DeVry, Inc. (b)	1,749	53,450
Grand Canyon Education, Inc. (a)	1,268	51,075
H&R Block, Inc.	7,379	196,724
Hillenbrand, Inc.	1,464	40,070
ITT Educational Services, Inc. (a)	681	21,111
K12, Inc. (a)(b)	780	24,086
LifeLock, Inc. (a)(b)	1,658	24,588
Matthews International Corp. (Class A)	780	29,703
Outerwall, Inc. (a)(b)	780	38,992
Regis Corp. (b)	1,268	18,614
Service Corp. International	5,727	106,637
Sotheby’s	1,856	91,185
Steiner Leisure, Ltd. (a)	390	22,788
Stewart Enterprises, Inc. (Class A), (Class A)	1,952	25,649
Strayer Education, Inc. (b)	304	12,622
Universal Technical Institute, Inc.	586	7,108
Weight Watchers International, Inc. (b)	780	29,149

		952,719

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp.	294,848	4,068,902
Berkshire Hathaway, Inc. (Class B) (a)	49,177	5,582,081
CBOE Holdings, Inc.	2,342	105,929
Citigroup, Inc.	83,238	4,037,875
CME Group, Inc.	8,624	637,141
ING US, Inc.	2,048	59,822
Interactive Brokers Group, Inc. (Class A)	1,268	23,800
IntercontinentalExchange, Inc. (a)	2,059	373,544
JPMorgan Chase & Co.	103,356	5,342,472
Leucadia National Corp.	8,040	219,010
MarketAxess Holdings, Inc.	976	58,599
Moody’s Corp.	5,307	373,241
MSCI, Inc. (Class A) (a)(b)	3,297	132,737
NewStar Financial, Inc. (a)	682	12,460
NYSE Euronext	6,649	279,125
PHH Corp. (a)(b)	1,551	36,821
Pico Holdings, Inc. (a)(b)	586	12,693
The NASDAQ OMX Group, Inc.	3,027	97,137

		21,453,389

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
8x8, Inc. (a)	1,952	19,657
AT&T, Inc.	147,074	4,974,043
Atlantic Tele-Network, Inc. (b)	292	15,222
Cbeyond, Inc. (a)	682	4,372
CenturyLink, Inc.	16,569	519,935
Cincinnati Bell, Inc. (a)	5,658	15,390
Cogent Communications Group, Inc. (b)	1,308	42,183
Consolidated Communications Holdings, Inc. (b)	1,118	19,274
Frontier Communications Corp. (b)	27,109	113,045
General Communication, Inc. (Class A) (a)	878	8,359
Hawaiian Telcom Holdco, Inc. (a)(b)	292	7,767
IDT Corp. (Class B)	390	6,923
inContact, Inc. (a)(b)	1,464	12,107
Inteliquent, Inc.	878	8,481
Intelsat SA (a)	586	14,064
Iridium Communications, Inc. (a)(b)	1,756	12,081
Level 3 Communications, Inc. (a)	4,418	117,916
Lumos Networks Corp. (b)	390	8,451
magicJack VocalTec, Ltd. (a)	488	6,281
Premiere Global Services, Inc. (a)	1,268	12,629
Straight Path Communications, Inc. (Class B) (a)	196	1,031
tw telecom, Inc. (a)	4,070	121,551
Verizon Communications, Inc.	78,240	3,650,678
Vonage Holdings Corp. (a)	4,196	13,175
Windstream Holdings, Inc. (b)	16,157	129,256

		9,853,871

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	1,074	51,874
American Electric Power Co., Inc.	13,244	574,128
Cleco Corp.	1,658	74,345
Duke Energy Corp.	19,236	1,284,580
Edison International	8,856	407,907
El Paso Electric Co.	1,074	35,872
Entergy Corp.	4,886	308,746
Exelon Corp.	23,331	691,531
FirstEnergy Corp.	11,415	416,077
Great Plains Energy, Inc.	4,196	93,151
Hawaiian Electric Industries, Inc. (b)	2,644	66,364
IDACORP, Inc.	1,366	66,114
ITC Holdings Corp. (b)	1,464	137,411
MGE Energy, Inc. (b)	620	33,821
NextEra Energy, Inc.	11,546	925,527
Northeast Utilities	8,534	352,028
NV Energy, Inc.	6,440	152,048
OGE Energy Corp.	5,366	193,659
Otter Tail Corp. (b)	976	26,938
Pepco Holdings, Inc. (b)	6,801	125,547
Pinnacle West Capital Corp.	2,946	161,264
PNM Resources, Inc.	2,161	48,904
Portland General Electric Co. (b)	2,048	57,815
PPL Corp.	16,127	489,938
Southern Co.	24,039	989,926
The Empire District Electric Co.	1,170	25,342

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

UIL Holdings Corp. (b)	1,366	$50,788
Unitil Corp.	349	10,215
UNS Energy Corp.	1,170	54,545
Westar Energy, Inc. (b)	3,414	104,639
Xcel Energy, Inc.	13,516	373,177

		8,384,221

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc. (b)	1,170	107,663
AMETEK, Inc.	6,634	305,297
AZZ, Inc.	682	28,548
Belden, Inc.	1,170	74,938
Brady Corp. (Class A)	1,268	38,674
Capstone Turbine Corp. (a)(b)	8,243	9,727
Eaton Corp. PLC	12,899	887,967
Emerson Electric Co.	19,835	1,283,324
Encore Wire Corp. (b)	586	23,112
EnerSys (b)	1,268	76,879
Franklin Electric Co., Inc.	1,268	49,959
FuelCell Energy, Inc. (a)(b)	4,292	5,537
Generac Holdings, Inc.	1,366	58,246
General Cable Corp. (b)	1,350	42,862
Global Power Equipment Group, Inc.	488	9,814
GrafTech International, Ltd. (a)(b)	3,166	26,753
Hubbell, Inc. (Class B)	1,660	173,868
II-VI, Inc. (a)	1,366	25,708
Polypore International, Inc. (a)(b)	1,268	51,950
Powell Industries, Inc. (a)	292	17,897
Regal-Beloit Corp.	1,268	86,135
Rockwell Automation, Inc.	3,839	410,543
Roper Industries, Inc.	2,741	364,197
SolarCity Corp. (a)	586	20,276
The Babcock & Wilcox Co.	3,069	103,487
Thermon Group Holdings, Inc. (a)	780	18,026

		4,301,387

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	4,360	337,377
Anixter International, Inc. (a)	780	68,375
Arrow Electronics, Inc. (a)	2,842	137,922
Avnet, Inc.	3,720	155,161
AVX Corp. (b)	1,268	16,649
Badger Meter, Inc. (b)	390	18,135
Benchmark Electronics, Inc. (a)	1,513	34,633
Checkpoint Systems, Inc. (a)	1,074	17,936
Cognex Corp.	2,340	73,382
Coherent, Inc.	682	41,909
Corning, Inc.	40,126	585,438
CTS Corp.	878	13,846
Daktronics, Inc.	976	10,922
Dolby Laboratories, Inc. (Class A) (b)	1,228	42,378
DTS, Inc. (a)(b)	488	10,248
Electro Rent Corp.	488	8,852
Electro Scientific Industries, Inc.	682	7,986
Fabrinet (a)	780	13,135
FARO Technologies, Inc. (a)	488	20,579
FEI Co.	1,069	93,858
FLIR Systems, Inc.	3,899	122,429
GSI Group, Inc. (a)	780	7,441
Ingram Micro, Inc. (Class A) (a)	4,098	94,459
Insight Enterprises, Inc. (a)	1,170	22,136
InvenSense, Inc. (a)(b)	1,562	27,523
IPG Photonics Corp. (b)	878	49,440
Itron, Inc. (a)(b)	1,031	44,158
Jabil Circuit, Inc.	5,517	119,609
Kemet Corp. (a)	1,268	5,300
Littelfuse, Inc.	586	45,837
Maxwell Technologies, Inc. (a)(b)	780	7,082
Measurement Specialties, Inc. (a)	390	21,154
Mercury Computer Systems, Inc. (a)(b)	878	8,771
Methode Electronics, Inc. (Class A)	976	27,328
Mettler-Toledo International, Inc. (a)	880	211,279
Molex, Inc. (b)	3,811	146,800
MTS Systems Corp.	390	25,097
National Instruments Corp. (b)	2,668	82,521
Newport Corp. (a)	1,074	16,787
OSI Systems, Inc. (a)	586	43,639
Park Electrochemical Corp.	586	16,789
Plexus Corp. (a)	976	36,307
RealD, Inc. (a)(b)	1,074	7,518
Rofin-Sinar Technologies, Inc. (a)	780	18,884
Rogers Corp. (a)	488	29,026
Sanmina Corp. (a)	2,214	38,723
Scansource, Inc. (a)	780	26,988
SYNNEX Corp. (a)	682	41,909
Tech Data Corp. (a)	1,056	52,705
Trimble Navigation, Ltd. (a)	6,962	206,841
TTM Technologies, Inc. (a)	1,464	14,274
Universal Display Corp. (a)(b)	1,074	34,400
Vishay Intertechnology, Inc. (a)(b)	3,577	46,108
Vishay Precision Group, Inc. (a)	348	5,063
Zygo Corp. (a)	488	7,798

		3,420,844

ENERGY EQUIPMENT & SERVICES — 1.9%
Atwood Oceanics, Inc. (a)(b)	1,562	85,973
Baker Hughes, Inc.	11,992	588,807
Basic Energy Services, Inc. (a)(b)	801	10,125
Bristow Group, Inc.	976	71,014
C&J Energy Services, Inc. (a)(b)	1,268	25,461
Cal Dive International, Inc. (a)(b)	2,634	5,400
Cameron International Corp. (a)	6,702	391,196
CARBO Ceramics, Inc. (b)	586	58,078
Dawson Geophysical Co. (a)	196	6,364
Diamond Offshore Drilling, Inc.	1,837	114,482
Dresser-Rand Group, Inc. (a)	2,100	131,040
Dril-Quip, Inc. (a)	1,074	123,242
Era Group, Inc. (a)(b)	586	15,928
Exterran Holdings, Inc. (a)(b)	1,606	44,277
FMC Technologies, Inc. (a)	6,463	358,179
Forum Energy Technologies, Inc. (a)	1,074	29,009
Geospace Technologies Corp. (a)(b)	390	32,877
Gulf Island Fabrication, Inc.	390	9,559
Gulfmark Offshore, Inc. (Class A)	682	34,707
Halliburton Co.	25,343	1,220,265
Helix Energy Solutions Group, Inc. (a)	2,914	73,928
Helmerich & Payne, Inc.	2,536	174,857
Hercules Offshore, Inc. (a)	4,292	31,632
Hornbeck Offshore Services, Inc. (a)	976	56,061
ION Geophysical Corp. (a)(b)	3,660	19,032
Key Energy Services, Inc. (a)	4,098	29,874
Matrix Service Co. (a)	682	13,381

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

McDermott International, Inc. (a)(b)	6,477	$48,124
Mitcham Industries, Inc. (a)	390	5,963
Nabors Industries, Ltd.	8,013	128,689
National Oilwell Varco, Inc.	11,788	920,761
Natural Gas Services Group, Inc. (a)	292	7,831
Newpark Resources, Inc. (a)	2,342	29,650
Nuverra Environmental Solutions, Inc. (a)(b)	3,902	8,936
Oceaneering International, Inc.	2,978	241,933
Oil States International, Inc. (a)	1,464	151,465
Parker Drilling Co. (a)	3,220	18,354
Patterson-UTI Energy, Inc.	4,001	85,541
PHI, Inc. (a)	390	14,707
Pioneer Energy Services Corp. (a)	1,658	12,452
RigNet, Inc. (a)(b)	292	10,576
Rowan Cos. PLC (a)	3,389	124,444
RPC, Inc. (b)	1,756	27,165
Schlumberger, Ltd.	36,436	3,219,485
SEACOR Holdings, Inc. (b)	586	52,998
Seadrill, Ltd. (b)	9,660	435,473
Superior Energy Services, Inc. (a)	4,347	108,849
Tesco Corp. (a)	780	12,925
Tetra Technologies, Inc. (a)	2,146	26,889
TGC Industries, Inc.	562	4,434
Tidewater, Inc.	1,354	80,279
Unit Corp. (a)	1,366	63,505
Vantage Drilling Co. (a)(b)	5,464	9,453
Willbros Group, Inc. (a)	1,074	9,859

		9,615,488

FOOD & STAPLES RETAILING — 2.0%
Casey’s General Stores, Inc.	1,074	78,939
Costco Wholesale Corp.	11,873	1,366,820
CVS Caremark Corp.	33,570	1,905,098
Fairway Group Holdings Corp. (a)(b)	390	9,968
Harris Teeter Supermarkets, Inc.	1,366	67,194
Ingles Markets, Inc. (Class A)	390	11,205
Nash Finch Co.	292	7,712
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	196	7,781
PriceSmart, Inc. (b)	488	46,477
Rite Aid Corp. (a)	19,904	94,743
Roundy’s, Inc.	682	5,865
Safeway, Inc.	6,602	211,198
Spartan Stores, Inc.	586	12,927
SUPERVALU, Inc. (a)	5,479	45,092
Susser Holdings Corp. (a)(b)	488	25,937
Sysco Corp. (b)	16,164	514,500
The Andersons, Inc.	488	34,111
The Chefs’ Warehouse, Inc. (a)	390	9,009
The Fresh Market, Inc. (a)(b)	1,074	50,811
The Kroger Co.	14,118	569,520
The Pantry, Inc. (a)	682	7,557
United Natural Foods, Inc. (a)	1,366	91,823
Village Super Market, Inc. (Class A), (Class A)	196	7,452
Wal-Mart Stores, Inc.	44,089	3,260,822
Walgreen Co.	26,130	1,405,794
Weis Markets, Inc.	292	14,290
Whole Foods Market, Inc.	10,138	593,073

		10,455,718

FOOD PRODUCTS — 1.6%
Annie’s, Inc. (a)(b)	390	19,149
Archer-Daniels-Midland Co.	17,910	659,804
B&G Foods, Inc. (b)	1,464	50,581
Boulder Brands, Inc. (a)	1,658	26,594
Bunge, Ltd.	4,035	306,297
Cal-Maine Foods, Inc.	390	18,759
Calavo Growers, Inc. (b)	292	8,830
Campbell Soup Co. (b)	4,746	193,210
Chiquita Brands International, Inc. (a)(b)	1,268	16,053
ConAgra Foods, Inc.	11,313	343,236
Darling International, Inc. (a)	3,220	68,135
Dean Foods Co. (a)	2,546	49,138
Diamond Foods, Inc. (a)(b)	586	13,818
Dole Food Co., Inc. (a)	1,366	18,605
Flowers Foods, Inc.	4,618	99,010
Fresh Del Monte Produce, Inc.	1,074	31,876
General Mills, Inc.	17,542	840,613
Green Mountain Coffee Roasters, Inc. (a)(b)	4,098	308,702
Hain Celestial Group, Inc. (a)	1,074	82,827
Hillshire Brands Co.	3,318	101,995
Hormel Foods Corp.	3,610	152,053
Ingredion, Inc.	2,146	142,001
J&J Snack Foods Corp.	390	31,481
Kellogg Co.	7,059	414,575
Kraft Foods Group, Inc.	16,183	848,636
Lancaster Colony Corp.	488	38,206
Limoneira Co. (b)	292	7,499
McCormick & Co., Inc.	3,621	234,279
Mead Johnson Nutrition Co.	5,485	407,316
Mondelez International, Inc. (Class A)	48,550	1,525,441
Pilgrim’s Pride Corp. (a)	1,658	27,838
Pinnacle Foods, Inc.	878	23,241
Post Holdings, Inc. (a)	878	35,445
Sanderson Farms, Inc.	622	40,579
Seneca Foods Corp. (Class A) (a)	196	5,898
Snyders-Lance, Inc.	1,268	36,582
The Hershey Co.	4,107	379,897
The J.M. Smucker Co.	2,943	309,133
Tootsie Roll Industries, Inc. (b)	488	15,040
TreeHouse Foods, Inc. (a)	1,026	68,568
Tyson Foods, Inc. (Class A)	7,605	215,069
WhiteWave Foods Co. (Class A) (a)	3,724	74,368

		8,290,377

GAS UTILITIES — 0.3%
AGL Resources, Inc.	3,220	148,217
Atmos Energy Corp.	2,440	103,920
Delta Natural Gas Co., Inc. (b)	179	3,954
National Fuel Gas Co. (b)	2,048	140,820
New Jersey Resources Corp.	1,170	51,538
Northwest Natural Gas Co. (b)	780	32,744
ONEOK, Inc.	5,562	296,566
Piedmont Natural Gas Co., Inc.	2,048	67,338
Questar Corp.	4,783	107,570
South Jersey Industries, Inc. (b)	878	51,433
Southwest Gas Corp.	1,268	63,400
The Laclede Group, Inc.	878	39,510
UGI Corp.	3,122	122,164

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

WGL Holdings, Inc.	1,366	$58,342

		1,287,516

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc. (b)	586	24,671
Abbott Laboratories	42,426	1,408,119
ABIOMED, Inc. (a)	1,052	20,062
Accuray, Inc. (a)(b)	2,048	15,135
Alere, Inc. (a)	2,256	68,966
Align Technology, Inc. (a)(b)	1,952	93,930
Analogic Corp.	292	24,131
AngioDynamics, Inc. (a)	682	9,002
Anika Therapeutics, Inc. (a)(b)	292	6,996
Antares Pharma, Inc. (a)	3,024	12,277
ArthroCare Corp. (a)	780	27,752
AtriCure, Inc. (a)	586	6,434
Baxter International, Inc.	14,999	985,284
Becton, Dickinson and Co.	5,292	529,306
Boston Scientific Corp. (a)	36,656	430,341
C.R. Bard, Inc.	2,350	270,720
Cantel Medical Corp.	878	27,964
Cardiovascular Systems, Inc. (a)(b)	586	11,749
CareFusion Corp. (a)	5,980	220,662
Cerus Corp. (a)(b)	1,854	12,440
CONMED Corp.	780	26,512
Covidien PLC	12,770	778,204
Cyberonics, Inc. (a)	780	39,577
Cynosure, Inc. (Class A) (a)	488	11,131
DENTSPLY International, Inc.	3,863	167,693
DexCom, Inc. (a)	1,952	55,105
Edwards Lifesciences Corp. (a)	3,113	216,758
Endologix, Inc. (a)(b)	1,756	28,324
GenMark Diagnostics, Inc. (a)(b)	780	9,477
Globus Medical, Inc. (Class A) (a)(b)	1,464	25,561
Greatbatch, Inc. (a)	682	23,209
Haemonetics Corp. (a)(b)	1,366	54,476
HealthStream, Inc. (a)	586	22,198
HeartWare International, Inc. (a)	488	35,727
Hill-Rom Holdings, Inc.	1,658	59,406
Hologic, Inc. (a)	7,353	151,839
ICU Medical, Inc. (a)	390	26,493
IDEXX Laboratories, Inc. (a)(b)	1,464	145,888
Insulet Corp. (a)(b)	1,464	53,055
Integra LifeSciences Holdings Corp. (a)(b)	586	23,587
Intuitive Surgical, Inc. (a)	1,171	440,612
Invacare Corp. (b)	878	15,163
MAKO Surgical Corp. (a)	1,144	33,759
Masimo Corp. (b)	1,289	34,339
Medtronic, Inc.	27,677	1,473,800
Meridian Bioscience, Inc. (b)	1,170	27,671
Merit Medical Systems, Inc. (a)(b)	1,170	14,192
Natus Medical, Inc. (a)	780	11,060
Navidea Biopharmaceuticals, Inc. (a)(b)	3,220	8,533
Neogen Corp. (a)	682	41,411
NuVasive, Inc. (a)	1,244	30,466
NxStage Medical, Inc. (a)	1,658	21,819
OraSure Technologies, Inc. (a)(b)	1,464	8,799
Orthofix International NV (a)	488	10,180
PhotoMedex, Inc. (a)(b)	390	6,201
Quidel Corp. (a)	780	22,152
ResMed, Inc. (b)	3,858	203,780
RTI Surgical, Inc. (a)	1,562	5,842
Sirona Dental Systems, Inc. (a)	1,464	97,986
Spectranetics Corp. (a)	1,074	18,022
St. Jude Medical, Inc.	7,689	412,438
Staar Surgical Co. (a)(b)	976	13,215
STERIS Corp.	1,562	67,104
Stryker Corp.	8,997	608,107
SurModics, Inc. (a)	390	9,274
Symmetry Medical, Inc. (a)	976	7,964
TearLab Corp. (a)(b)	682	7,543
Teleflex, Inc. (b)	1,074	88,369
The Cooper Cos., Inc.	1,468	190,385
Thoratec Corp. (a)	1,524	56,830
Tornier NV (a)	682	13,183
Unilife Corp. (a)(b)	2,440	8,101
Utah Medical Products, Inc. (b)	98	5,825
Varian Medical Systems, Inc. (a)	2,943	219,930
Vascular Solutions, Inc. (a)	438	7,358
Volcano Corp. (a)(b)	1,464	35,019
West Pharmaceutical Services, Inc. (b)	1,952	80,325
Wright Medical Group, Inc. (a)(b)	1,074	28,010
Zimmer Holdings, Inc.	4,548	373,573

		10,918,501

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)(b)	976	38,484
Accretive Health, Inc. (a)(b)	1,562	14,245
Aetna, Inc.	10,260	656,845
Air Methods Corp. (b)	1,074	45,752
Amedisys, Inc. (a)(b)	873	15,033
AmerisourceBergen Corp.	6,319	386,091
AMN Healthcare Services, Inc. (a)	1,268	17,448
AmSurg Corp. (a)	878	34,857
athenahealth, Inc. (a)	1,014	110,080
Bio-Reference Laboratories, Inc. (a)(b)	682	20,378
BioScrip, Inc. (a)(b)	1,562	13,714
Brookdale Senior Living, Inc. (a)	2,732	71,852
Capital Senior Living Corp. (a)	780	16,497
Cardinal Health, Inc.	9,329	486,507
Catamaran Corp. (a)	5,562	255,574
Centene Corp. (a)	1,464	93,637
Chemed Corp. (b)	488	34,892
Chindex International, Inc. (a)	292	4,979
CIGNA Corp.	7,807	600,046
Community Health Systems, Inc.	2,556	106,074
Corvel Corp. (a)	292	10,795
DaVita HealthCare Partners, Inc. (a)	4,974	283,021
Emeritus Corp. (a)(b)	1,074	19,901
ExamWorks Group, Inc. (a)(b)	780	20,272
Express Scripts Holding Co. (a)	22,509	1,390,606
Five Star Quality Care, Inc. (a)	1,170	6,049
Gentiva Health Services, Inc. (a)	878	10,571
Hanger, Inc. (a)	976	32,950
HCA Holdings, Inc.	7,318	312,845
Health Management Associates, Inc. (Class A) (a)	7,060	90,368
Health Net, Inc. (a)	2,202	69,803
HealthSouth Corp.	2,367	81,614
Healthways, Inc. (a)(b)	724	13,401
Henry Schein, Inc. (a)	2,401	248,984

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

HMS Holdings Corp. (a)(b)	2,342	$50,376
Humana, Inc.	4,294	400,759
IPC The Hospitalist Co. (a)(b)	488	24,893
Kindred Healthcare, Inc.	1,464	19,662
Laboratory Corp. of America Holdings (a)	2,529	250,725
Landauer, Inc. (b)	292	14,965
LHC Group, Inc. (a)	292	6,850
LifePoint Hospitals, Inc. (a)	1,268	59,127
Magellan Health Services, Inc. (a)	780	46,769
McKesson Corp.	6,159	790,200
MEDNAX, Inc. (a)(b)	1,366	137,146
Molina Healthcare, Inc. (a)(b)	780	27,768
MWI Veterinary Supply, Inc. (a)	390	58,250
National Healthcare Corp. (b)	292	13,803
Omnicare, Inc.	2,826	156,843
Owens & Minor, Inc. (b)	1,756	60,740
Patterson Cos., Inc.	2,341	94,108
PharMerica Corp. (a)	780	10,351
Quest Diagnostics, Inc. (b)	4,289	265,017
Select Medical Holdings Corp.	1,366	11,024
Team Health Holdings, Inc. (a)	1,854	70,341
Tenet Healthcare Corp. (a)	2,787	114,797
The Ensign Group, Inc.	488	20,062
The Providence Service Corp. (a)	292	8,378
Triple-S Management Corp. (Class B), (Class B) (a)(b)	682	12,542
UnitedHealth Group, Inc.	28,043	2,008,159
Universal American Corp.	1,074	8,184
Universal Health Services, Inc. (Class B)	2,440	182,976
US Physical Therapy, Inc.	292	9,075
Vanguard Health Systems, Inc. (a)(b)	45	945
VCA Antech, Inc. (a)	2,394	65,739
WellCare Health Plans, Inc. (a)	1,226	85,501
WellPoint, Inc.	8,325	696,053

		11,396,293

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4,878	72,536
Cerner Corp. (a)	8,098	425,550
Computer Programs and Systems, Inc. (b)	292	17,082
MedAssets, Inc. (a)	1,658	42,146
Medidata Solutions, Inc. (a)	682	67,470
Merge Healthcare, Inc. (a)(b)	1,756	4,583
Omnicell, Inc. (a)	976	23,112
Vocera Communications, Inc. (a)(b)	586	10,900

		663,379

HOTELS, RESTAURANTS & LEISURE — 2.1%
AFC Enterprises, Inc. (a)	682	29,728
Bally Technologies, Inc. (a)(b)	1,074	77,393
Biglari Holdings, Inc. (a)(b)	46	18,983
BJ’s Restaurants, Inc. (a)(b)	682	19,587
Bloomin’ Brands, Inc. (a)(b)	1,464	34,565
Bob Evans Farms, Inc.	728	41,693
Boyd Gaming Corp. (a)(b)	1,562	22,102
Bravo Brio Restaurant Group, Inc. (a)	488	7,369
Brinker International, Inc. (b)	1,966	79,682
Buffalo Wild Wings, Inc. (a)(b)	488	54,275
Burger King Worldwide, Inc.	2,732	53,329
Caesars Entertainment Corp. (a)(b)	976	19,237
Carnival Corp.	11,337	370,040
CEC Entertainment, Inc.	488	22,380
Chipotle Mexican Grill, Inc. (a)	878	376,399
Choice Hotels International, Inc. (b)	780	33,688
Churchill Downs, Inc.	390	33,743
Chuy’s Holdings, Inc. (a)(b)	488	17,514
Cracker Barrel Old Country Store, Inc.	688	71,029
Darden Restaurants, Inc. (b)	3,546	164,144
Del Frisco’s Restaurant Group, Inc. (a)	292	5,890
Denny’s Corp. (a)(b)	2,536	15,520
DineEquity, Inc.	488	33,672
Domino’s Pizza, Inc.	1,562	106,138
Dunkin’ Brands Group, Inc.	2,928	132,521
Fiesta Restaurant Group, Inc. (a)	586	22,069
Hyatt Hotels Corp. (Class A) (a)	1,170	50,263
International Game Technology	7,115	134,687
International Speedway Corp. (Class A)	780	25,194
Interval Leisure Group, Inc.	1,024	24,197
Jack in the Box, Inc. (a)	1,170	46,800
Jamba, Inc. (a)(b)	488	6,530
Krispy Kreme Doughnuts, Inc. (a)(b)	1,756	33,961
Las Vegas Sands Corp.	10,653	707,572
Life Time Fitness, Inc. (a)(b)	1,170	60,220
Marcus Corp.	488	7,091
Marriott International, Inc. (Class A)	6,327	266,114
Marriott Vacations Worldwide Corp. (a)	778	34,232
McDonald’s Corp.	27,487	2,644,524
MGM Resorts International (a)	10,107	206,587
Morgans Hotel Group Co. (a)(b)	682	5,245
Multimedia Games Holding Co., Inc. (a)	780	26,949
Norwegian Cruise Line Holdings, Ltd. (a)	780	24,063
Orient-Express Hotels, Ltd. (Class A), (Class A) (a)	2,634	34,189
Panera Bread Co. (Class A) (a)	802	127,141
Papa John’s International, Inc.	390	27,253
Penn National Gaming, Inc. (a)(b)	1,870	103,523
Pinnacle Entertainment, Inc. (a)	1,562	39,128
Red Robin Gourmet Burgers, Inc. (a)	390	27,729
Royal Caribbean Cruises, Ltd.	4,461	170,767
Ruby Tuesday, Inc. (a)	1,658	12,435
Ruth’s Hospitality Group, Inc.	976	11,575
Scientific Games Corp. (Class A) (a)	1,278	20,665
SeaWorld Entertainment, Inc.	780	23,111
SHFL Entertainment, Inc. (a)	1,562	35,926
Six Flags Entertainment Corp.	1,756	59,335
Sonic Corp. (a)	1,562	27,726
Speedway Motorsports, Inc.	292	5,227
Starbucks Corp.	20,390	1,569,418
Starwood Hotels & Resorts Worldwide, Inc.	5,339	354,777
Texas Roadhouse, Inc.	1,658	43,572
The Cheesecake Factory, Inc. (b)	1,403	61,662
The Wendy’s Co.	7,900	66,992
Town Sports International Holdings, Inc.	682	8,852

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Vail Resorts, Inc.	976	$67,715
WMS Industries, Inc. (a)	1,464	37,991
Wyndham Worldwide Corp.	3,727	227,235
Wynn Resorts, Ltd.	2,236	353,310
Yum! Brands, Inc.	12,243	874,028

		10,558,201

HOUSEHOLD DURABLES — 0.5%
Beazer Homes USA, Inc. (a)(b)	682	12,276
Cavco Industries, Inc. (a)(b)	196	11,162
CSS Industries, Inc.	196	4,706
D.R. Horton, Inc. (b)	7,690	149,417
Ethan Allen Interiors, Inc.	682	19,007
Garmin, Ltd. (b)	3,376	152,561
Harman International Industries, Inc.	1,877	124,314
Helen of Troy, Ltd. (a)	878	38,808
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,122	16,328
iRobot Corp. (a)(b)	780	29,383
Jarden Corp. (a)	3,024	146,362
KB Home	2,272	40,941
La-Z-Boy, Inc.	1,464	33,247
Leggett & Platt, Inc.	3,868	116,620
Lennar Corp. (Class A) (b)	4,454	157,672
Libbey, Inc. (a)	586	13,935
M.D.C. Holdings, Inc.	1,074	32,231
M/I Homes, Inc. (a)	682	14,063
Meritage Homes Corp. (a)	976	41,919
Mohawk Industries, Inc. (a)	1,643	214,001
NACCO Industries, Inc. (Class A)	179	9,920
Newell Rubbermaid, Inc.	7,835	215,462
NVR, Inc. (a)	145	133,282
Pulte Group, Inc. (b)	10,531	173,761
Standard Pacific Corp. (a)	4,000	31,640
Taylor Morrison Home Corp. (Class A) (a)	878	19,887
Tempur Sealy International, Inc. (a)(b)	1,658	72,886
The Ryland Group, Inc. (b)	1,263	51,202
Toll Brothers, Inc. (a)	4,597	149,081
TRI Pointe Homes, Inc. (a)	390	5,725
Tupperware Brands Corp. (b)	1,464	126,446
Universal Electronics, Inc. (a)	390	14,052
Whirlpool Corp.	2,191	320,850
William Lyon Homes (Class A) (a)(b)	390	7,925

		2,701,072

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	1,170	8,014
Church & Dwight Co., Inc.	3,776	226,749
Colgate-Palmolive Co.	25,374	1,504,678
Energizer Holdings, Inc.	1,851	168,719
Harbinger Group, Inc. (a)(b)	878	9,105
Kimberly-Clark Corp.	10,462	985,730
Spectrum Brands Holdings, Inc.	586	38,582
The Clorox Co. (b)	3,610	295,009
The Procter & Gamble Co.	74,924	5,663,505
WD-40 Co.	390	25,311

		8,925,402

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Atlantic Power Corp. (b)	3,220	13,878
Calpine Corp. (a)	10,759	209,047
Dynegy, Inc. (a)	2,732	52,782
NRG Energy, Inc.	8,751	239,165
Ormat Technologies, Inc.	488	13,064
The AES Corp.	16,899	224,588

		752,524

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	18,965	2,264,611
Carlisle Cos., Inc.	1,756	123,429
Danaher Corp.	16,551	1,147,315
General Electric Co.	282,539	6,749,857
Raven Industries, Inc.	1,012	33,102
Seaboard Corp.	8	21,984

		10,340,298

INSURANCE — 3.2%
ACE, Ltd.	9,288	868,985
Aflac, Inc.	12,725	788,823
Alleghany Corp. (a)	488	199,909
Allied World Assurance Company Holdings, Ltd.	976	97,005
Ambac Financial Group, Inc. (a)(b)	1,268	23,002
American Equity Investment Life Holding Co. (b)	1,756	37,262
American Financial Group, Inc.	2,146	116,013
American International Group, Inc.	40,538	1,971,363
American National Insurance Co.	196	19,216
American Safety Insurance Holdings, Ltd. (a)	292	8,818
AMERISAFE, Inc.	488	17,329
Amtrust Financial Services, Inc. (b)	857	33,475
Aon PLC	8,668	645,246
Arch Capital Group, Ltd. (a)	3,610	195,409
Argo Group International Holdings, Ltd.	780	33,446
Arthur J. Gallagher & Co.	3,486	152,164
Aspen Insurance Holdings, Ltd.	1,756	63,725
Assurant, Inc.	2,063	111,608
Assured Guaranty, Ltd.	5,260	98,625
Axis Capital Holdings, Ltd.	3,220	139,458
Baldwin & Lyons, Inc. (Class B), (Class B)	292	7,119
Brown & Brown, Inc.	3,220	103,362
Cincinnati Financial Corp.	4,416	208,259
Citizens, Inc. (a)(b)	1,170	10,109
CNA Financial Corp.	682	26,039
CNO Financial Group, Inc.	6,050	87,120
Eastern Insurance Holdings, Inc.	152	3,710
eHealth, Inc. (a)	488	15,743
Employers Holdings, Inc.	878	26,112
Endurance Specialty Holdings, Ltd.	1,170	62,852
Enstar Group, Ltd. (a)	292	39,887
Erie Indemnity Co. (Class A)	682	49,425
Everest Re Group, Ltd.	1,390	202,120
FBL Financial Group, Inc. (Class A)	196	8,800
Fidelity National Financial, Inc. (Class A) (b)	6,210	165,186
First American Financial Corp.	2,928	71,297

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Genworth Financial, Inc. (Class A) (a)	13,386	$171,207
Global Indemnity PLC (a)	292	7,434
Greenlight Capital Re, Ltd. (Class A) (a)(b)	780	22,183
Hartford Financial Services Group, Inc.	12,392	385,639
HCC Insurance Holdings, Inc.	2,732	119,716
HCI Group, Inc. (b)	292	11,925
Hilltop Holdings, Inc. (a)	1,658	30,673
Horace Mann Educators Corp.	1,074	30,480
Infinity Property & Casualty Corp.	292	18,863
Kemper Corp.	1,268	42,605
Lincoln National Corp.	7,287	305,981
Loews Corp.	8,319	388,830
Maiden Holdings, Ltd.	1,366	16,133
Markel Corp. (a)	390	201,930
Marsh & McLennan Cos., Inc.	15,010	653,686
MBIA, Inc. (a)(b)	3,884	39,733
Meadowbrook Insurance Group, Inc. (b)	1,366	8,879
Mercury General Corp.	682	32,948
MetLife, Inc.	24,340	1,142,763
Montpelier Re Holdings, Ltd. (b)	1,268	33,031
National Interstate Corp. (b)	196	5,451
National Western Life Insurance Co. (Class A), (Class A)	98	19,774
Old Republic International Corp.	7,048	108,539
OneBeacon Insurance Group, Ltd. (Class A)	586	8,649
PartnerRe, Ltd.	1,603	146,739
Platinum Underwriters Holdings, Ltd.	878	52,443
Primerica, Inc.	1,562	63,011
Principal Financial Group, Inc.	7,945	340,205
ProAssurance Corp.	1,636	73,718
Protective Life Corp.	2,142	91,142
Prudential Financial, Inc.	12,618	983,952
Reinsurance Group of America, Inc.	1,986	133,042
RenaissanceRe Holdings, Ltd.	1,174	106,282
RLI Corp. (b)	586	51,228
Safety Insurance Group, Inc.	390	20,658
Selective Insurance Group, Inc.	1,514	37,093
StanCorp Financial Group, Inc.	1,170	64,373
State Auto Financial Corp.	390	8,167
Stewart Information Services Corp.	575	18,394
Symetra Financial Corp.	2,244	39,988
The Allstate Corp.	12,735	643,754
The Chubb Corp.	7,083	632,229
The Hanover Insurance Group, Inc.	1,177	65,112
The Navigators Group, Inc. (a)	292	16,869
The Phoenix Cos., Inc. (a)(b)	205	7,927
The Progressive Corp.	16,436	447,552
The Travelers Cos., Inc.	10,395	881,184
Torchmark Corp.	2,471	178,777
Tower Group International, Ltd.	1,562	10,934
United Fire Group, Inc.	586	17,855
Universal Insurance Holdings, Inc. (b)	780	5,499
Unum Group	7,306	222,395
Validus Holdings, Ltd.	2,835	104,838
W.R. Berkley Corp.	2,982	127,809
White Mountains Insurance Group, Ltd.	196	111,254
XL Group PLC	7,895	243,324

		16,462,820

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	10,032	3,136,405
Blue Nile, Inc. (a)(b)	292	11,952
Expedia, Inc. (b)	2,853	147,757
Groupon, Inc. (a)	11,416	127,973
HomeAway, Inc. (a)(b)	1,562	43,736
HSN, Inc.	926	49,652
Liberty Interactive Corp. (Class A) (a)	14,368	337,217
Liberty Ventures, (Series A) (a)	1,147	101,131
Netflix, Inc. (a)	1,426	440,933
NutriSystem, Inc.	780	11,216
Orbitz Worldwide, Inc. (a)	682	6,568
Overstock.com, Inc. (a)	292	8,664
PetMed Express, Inc. (b)	586	9,546
Priceline.com, Inc. (a)	1,457	1,472,954
Shutterfly, Inc. (a)(b)	1,074	60,015
TripAdvisor, Inc. (a)(b)	3,049	231,236
ValueVision Media, Inc. (Class A) (a)	1,074	4,672

		6,201,627

INTERNET SOFTWARE & SERVICES — 2.9%
Akamai Technologies, Inc. (a)	4,858	251,159
Angie’s List, Inc. (a)(b)	1,170	26,325
AOL, Inc. (a)	2,147	74,243
Bankrate, Inc. (a)(b)	1,268	26,083
Bazaarvoice, Inc. (a)(b)	1,268	11,513
Blucora, Inc. (a)(b)	1,074	24,681
Brightcove, Inc. (a)(b)	780	8,775
comScore, Inc. (a)	976	28,275
Constant Contact, Inc. (a)(b)	878	20,800
Cornerstone OnDemand, Inc. (a)(b)	1,074	55,247
CoStar Group, Inc. (a)	780	130,962
Dealertrack Technologies, Inc. (a)	1,170	50,123
Demand Media, Inc. (a)(b)	976	6,168
Demandware, Inc. (a)	390	18,069
Dice Holdings, Inc. (a)(b)	1,074	9,140
Digital River, Inc. (a)	976	17,441
E2open, Inc. (a)	390	8,736
EarthLink, Inc. (b)	2,812	13,919
eBay, Inc. (a)	35,673	1,990,197
Envestnet, Inc. (a)	586	18,166
Equinix, Inc. (a)(b)	1,343	246,642
Facebook, Inc. (Class A) (a)	46,836	2,353,041
Global Eagle Entertainment, Inc. (a)	586	5,473
Google, Inc. (Class A) (a)	7,418	6,497,500
IAC/InterActiveCorp.	2,051	112,128
Internap Network Services Corp. (a)(b)	1,468	10,203
IntraLinks Holdings, Inc. (a)	1,074	9,451
j2 Global, Inc. (b)	1,268	62,791
LinkedIn Corp. (Class A) (a)	2,540	624,992
Liquidity Services, Inc. (a)(b)	682	22,888
LivePerson, Inc. (a)(b)	1,464	13,820
LogMeIn, Inc. (a)	682	21,176
Millennial Media, Inc. (a)(b)	976	6,900
Monster Worldwide, Inc. (a)	3,151	13,927
Move, Inc. (a)	1,074	18,204
NIC, Inc.	1,756	40,581
OpenTable, Inc. (a)	586	41,008

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Pandora Media, Inc. (a)(b)	3,512	$88,257
Perficient, Inc. (a)	878	16,120
QuinStreet, Inc. (a)(b)	878	8,297
Rackspace Hosting, Inc. (a)(b)	3,024	159,546
Responsys, Inc. (a)	976	16,104
SciQuest, Inc. (a)(b)	586	13,162
Shutterstock, Inc. (a)(b)	196	14,253
SPS Commerce, Inc. (a)	390	26,099
Stamps.com, Inc. (a)	390	17,913
support.com, Inc. (a)	1,366	7,445
The Active Network, Inc. (a)(b)	1,464	20,950
Travelzoo, Inc. (a)(b)	196	5,202
Trulia, Inc. (a)	787	37,013
United Online, Inc.	2,536	20,237
ValueClick, Inc. (a)(b)	2,048	42,701
VeriSign, Inc. (a)(b)	3,846	195,723
VistaPrint NV (a)	878	49,625
Vocus, Inc. (a)	488	4,543
Web.com Group, Inc. (a)	1,170	37,838
WebMD Health Corp. (a)	1,499	42,871
XO Group, Inc. (a)	682	8,811
Yahoo!, Inc. (a)	25,803	855,627
Yelp, Inc. (a)	780	51,620
Zillow, Inc. (Class A) (a)	586	49,441
Zix Corp. (a)(b)	1,658	8,108

		14,688,253

IT SERVICES — 3.4%
Accenture PLC (Class A)	17,657	1,300,262
Acxiom Corp. (a)	2,048	58,143
Alliance Data Systems Corp. (a)(b)	1,378	291,406
Amdocs, Ltd.	4,390	160,850
Automatic Data Processing, Inc.	13,233	957,805
Blackhawk Network Holdings, Inc. (a)(b)	292	7,017
Booz Allen Hamilton Holding Corp. (b)	878	16,963
Broadridge Financial Solutions, Inc. (b)	3,279	104,108
CACI International, Inc. (Class A) (a)	586	40,498
Cardtronics, Inc. (a)	1,268	47,043
Cass Information Systems, Inc. (b)	292	15,584
CIBER, Inc. (a)	2,048	6,758
Cognizant Technology Solutions Corp. (Class A) (a)	8,204	673,713
Computer Sciences Corp.	4,114	212,858
Computer Task Group, Inc. (b)	390	6,302
Convergys Corp.	2,830	53,063
CoreLogic, Inc. (a)	2,634	71,250
CSG Systems International, Inc.	878	21,994
DST Systems, Inc.	878	66,210
EPAM Systems, Inc. (a)	586	20,217
Euronet Worldwide, Inc. (a)	1,366	54,367
EVERTEC, Inc.	780	17,324
ExlService Holdings, Inc. (a)	878	25,005
Fidelity National Information Services, Inc.	8,002	371,613
Fiserv, Inc. (a)	3,646	368,428
FleetCor Technologies, Inc. (a)	1,854	204,237
Forrester Research, Inc.	390	14,336
Gartner, Inc. (a)	2,536	152,160
Genpact, Ltd. (a)	4,586	86,584
Global Cash Access Holdings, Inc. (a)	1,756	13,714
Global Payments, Inc.	2,048	104,612
Heartland Payment Systems, Inc. (b)	976	38,767
Higher One Holdings, Inc. (a)	878	6,734
iGate Corp. (a)	976	27,094
International Business Machines Corp.	28,479	5,273,741
Jack Henry & Associates, Inc.	2,386	123,141
Leidos Holdings, Inc.	1,979	90,084
Lender Processing Services, Inc.	2,346	78,051
ManTech International Corp. (Class A) (b)	682	19,614
Mastercard, Inc. (Class A)	3,242	2,181,153
MAXIMUS, Inc.	1,854	83,504
MoneyGram International, Inc. (a)	586	11,474
NeuStar, Inc. (Class A) (a)	1,756	86,887
Paychex, Inc. (b)	8,810	358,038
Sapient Corp. (a)(b)	3,024	47,084
Science Applications International Corp. (a)	1,131	38,166
ServiceSource International, Inc. (a)(b)	1,658	20,029
Sykes Enterprises, Inc. (a)	1,074	19,235
Syntel, Inc. (b)	390	31,239
TeleTech Holdings, Inc. (a)	586	14,703
Teradata Corp. (a)	4,457	247,096
The Western Union Co.	15,185	283,352
Total System Services, Inc.	4,426	130,213
Unisys Corp. (a)(b)	1,207	30,404
Vantiv, Inc. (a)	2,342	65,435
VeriFone Systems, Inc. (a)	2,920	66,751
Virtusa Corp. (a)(b)	586	17,029
Visa, Inc. (Class A)	14,258	2,724,704
WEX, Inc. (a)(b)	1,074	94,244

		17,752,390

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.	390	22,250
Black Diamond, Inc. (a)(b)	586	7,126
Brunswick Corp.	2,504	99,935
Callaway Golf Co.	1,952	13,898
Hasbro, Inc. (b)	3,088	145,568
JAKKS Pacific, Inc. (b)	488	2,191
Leapfrog Enterprises, Inc. (a)(b)	1,756	16,542
Mattel, Inc.	9,438	395,075
Nautilus, Inc. (a)	878	6,339
Polaris Industries, Inc. (b)	1,756	226,840
Smith & Wesson Holding Corp. (a)(b)	1,756	19,298
Sturm Ruger & Co, Inc. (b)	488	30,563

		985,625

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)	1,912	11,854
Agilent Technologies, Inc.	9,467	485,184
Albany Molecular Research, Inc. (a)(b)	586	7,554
Bio-Rad Laboratories, Inc. (Class A) (a)	586	68,890
Bruker Corp. (a)	3,024	62,446
Cambrex Corp. (a)	780	10,296
Charles River Laboratories International, Inc. (a)	1,372	63,469
Covance, Inc. (a)	1,501	129,776
Fluidigm Corp. (a)(b)	682	14,963

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Furiex Pharmaceuticals, Inc. (a)(b)	196	$8,622
Illumina, Inc. (a)(b)	3,540	286,138
Life Technologies Corp. (a)	4,683	350,429
Luminex Corp. (a)(b)	976	19,520
PAREXEL International Corp. (a)	1,562	78,459
PerkinElmer, Inc.	3,005	113,439
Qiagen NV (a)	6,342	135,719
Quintiles Transnational Holdings, Inc. (a)	780	35,006
Sequenom, Inc. (a)(b)	2,412	6,440
Techne Corp.	982	78,619
Thermo Fisher Scientific, Inc.	9,807	903,715
Waters Corp. (a)	2,352	249,806

		3,120,344

MACHINERY — 2.2%
Accuride Corp. (a)(b)	1,074	5,520
Actuant Corp. (Class A) (b)	1,952	75,816
AGCO Corp.	2,669	161,261
Alamo Group, Inc.	196	9,586
Albany International Corp. (Class A) (b)	780	27,979
Altra Holdings, Inc. (b)	780	20,990
American Railcar Industries, Inc. (b)	292	11,455
Astec Industries, Inc.	586	21,073
Barnes Group, Inc.	1,464	51,123
Blount International, Inc. (a)	1,366	16,542
Briggs & Stratton Corp. (b)	1,268	25,512
Caterpillar, Inc.	17,941	1,495,741
Chart Industries, Inc. (a)(b)	980	120,579
CIRCOR International, Inc.	488	30,344
CLARCOR, Inc. (b)	1,329	73,799
Colfax Corp. (a)	2,342	132,300
Columbus McKinnon Corp. (a)	488	11,727
Commercial Vehicle Group, Inc. (a)(b)	658	5,238
Crane Co.	1,349	83,193
Cummins, Inc.	5,323	707,267
Deere & Co.	10,572	860,455
Donaldson Co., Inc.	3,966	151,224
Douglas Dynamics, Inc. (b)	586	8,632
Dover Corp.	4,810	432,082
Dynamic Materials Corp.	390	9,040
Energy Recovery, Inc. (a)(b)	1,170	8,482
EnPro Industries, Inc. (a)(b)	586	35,283
ESCO Technologies, Inc.	682	22,663
Federal Signal Corp. (a)	1,719	22,123
Flowserve Corp.	3,908	243,820
Freightcar America, Inc. (b)	292	6,039
Graco, Inc.	1,652	122,347
Graham Corp.	292	10,550
Harsco Corp.	2,221	55,303
Hurco Cos., Inc.	196	5,069
Hyster-Yale Materials Handling, Inc.	258	23,135
IDEX Corp.	2,279	148,705
Illinois Tool Works, Inc.	10,267	783,064
Ingersoll-Rand PLC	8,096	525,754
ITT Corp.	2,485	89,336
John Bean Technologies Corp.	811	20,178
Joy Global, Inc.	2,849	145,413
Kadant, Inc.	292	9,808
Kaydon Corp.	878	31,187
Kennametal, Inc.	2,146	97,858
L.B. Foster Co. (Class A)	292	13,356
Lincoln Electric Holdings, Inc. (b)	2,268	151,094
Lindsay Corp. (b)	390	31,832
Lydall, Inc. (a)	488	8,379
Meritor, Inc. (a)	2,678	21,049
Middleby Corp. (a)(b)	588	122,839
Mueller Industries, Inc.	780	43,423
Mueller Water Products, Inc. (Class A), (Class A)	4,254	33,989
Navistar International Corp. (a)(b)	1,476	53,844
Nordson Corp.	1,756	129,294
Oshkosh Corp. (a)	2,433	119,168
PACCAR, Inc.	9,580	533,223
Pall Corp.	2,987	230,118
Parker Hannifin Corp.	4,086	444,230
Pentair, Ltd.	5,527	358,923
Proto Labs, Inc. (a)(b)	488	37,278
RBC Bearings, Inc. (a)	586	38,611
Rexnord Corp. (a)(b)	780	16,224
Snap-On, Inc.	1,562	155,419
SPX Corp.	1,241	105,038
Standex International Corp.	390	23,166
Stanley Black & Decker, Inc.	4,391	397,693
Sun Hydraulics Corp.	586	21,242
Tecumseh Products Co. (Class A), (Class A) (a)(b)	488	4,368
Tennant Co. (b)	488	30,256
Terex Corp. (a)	2,979	100,094
The Exone Co. (a)(b)	196	8,350
The Gorman-Rupp Co. (b)	390	15,647
The Greenbrier Cos., Inc. (a)	682	16,866
The Manitowoc Co., Inc. (b)	3,604	70,566
The Toro Co.	1,562	84,895
Timken Co.	2,304	139,162
Titan International, Inc. (b)	1,464	21,433
TriMas Corp. (a)	1,074	40,060
Trinity Industries, Inc. (b)	2,146	97,321
Valmont Industries, Inc.	882	122,519
Wabash National Corp. (a)(b)	1,854	21,618
WABCO Holdings, Inc. (a)	1,594	134,310
Wabtec Corp.	2,634	165,600
Watts Water Technologies, Inc. (Class A)	775	43,687
Woodward, Inc.	1,854	75,699
Xylem, Inc.	5,013	140,013

		11,376,491

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	1,562	135,191
Matson, Inc.	1,170	30,689

		165,880

MEDIA — 3.9%
AMC Networks, Inc. (Class A) (a)	1,664	113,951
Belo Corp. (Class A)	2,830	38,771
Cablevision Systems Corp. (Class A)	5,304	89,319
Carmike Cinemas, Inc. (a)	488	10,775
CBS Corp.	16,682	920,179
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,048	10,793

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Charter Communications, Inc. (Class A) (a)	1,956	$263,591
Cinemark Holdings, Inc.	3,122	99,092
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,170	9,594
Comcast Corp. (Class A)	71,843	3,243,712
Cumulus Media, Inc. (Class A) (a)(b)	2,048	10,854
Dex Media, Inc. (a)	488	3,967
DIRECTV (Class A) (a)	14,213	849,227
Discovery Communications, Inc. (Series A) (a)	6,643	560,802
DISH Network Corp. (Class A)	5,651	254,352
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,048	58,286
Entercom Communications Corp. (Class A) (a)	682	5,988
Entravision Communications Corp. (Class A)	1,464	8,638
Gannett Co., Inc.	6,216	166,527
Gray Television, Inc. (a)	1,366	10,723
Harte-Hanks, Inc.	1,170	10,331
John Wiley & Sons, Inc. (Class A) (b)	1,268	60,471
Journal Communications, Inc. (Class A) (a)	1,157	9,892
Lamar Advertising Co. (Class A) (a)	2,107	99,092
Liberty Global PLC (Class A) (a)	10,118	802,863
Liberty Media Corp. (Class A) (a)	2,788	410,254
LIN Media LLC (Class A) (a)	780	15,826
Lions Gate Entertainment Corp. (a)	2,244	78,652
Live Nation Entertainment, Inc. (a)	3,781	70,138
Loral Space & Communications, Inc.	390	26,415
McGraw Hill Financial, Inc.	7,490	491,269
MDC Partners, Inc. (Class A)	682	19,082
Media General, Inc. (Class A) (a)(b)	488	6,959
Meredith Corp.	976	46,477
Morningstar, Inc. (b)	586	46,446
National CineMedia, Inc.	1,562	29,459
News Corp. (Class A) (a)	13,530	217,292
Nexstar Broadcasting Group, Inc. (Class A) (b)	780	34,714
Omnicom Group, Inc.	6,992	443,573
Regal Entertainment Group (Class A) (b)	2,244	42,591
Rentrak Corp. (a)(b)	292	9,525
Scholastic Corp. (b)	682	19,539
Scripps Networks Interactive, Inc. (Class A)	2,990	233,549
Sinclair Broadcast Group, Inc. (Class A), (Class A)	1,854	62,146
Sirius XM Radio, Inc.	83,931	324,813
Starz (Class A) (a)	3,178	89,397
The E.W. Scripps Co. (Class A) (a)(b)	878	16,111
The Interpublic Group of Cos., Inc.	11,684	200,731
The Madison Square Garden Co. (Class A) (a)	1,664	96,629
The New York Times Co. (Class A) (a)(b)	3,317	41,695
The Walt Disney Co.	49,342	3,182,066
The Washington Post Co. (Class B) (b)	198	121,047
Thomson Reuters Corp. (b)	10,148	355,282
Time Warner Cable, Inc.	8,069	900,500
Time Warner, Inc.	25,646	1,687,763
Twenty-First Century Fox, Inc.	54,626	1,829,971
Valassis Communications, Inc. (b)	1,082	31,248
Viacom, Inc. (Class B)	13,182	1,101,752
World Wrestling Entertainment, Inc. (Class A) (b)	780	7,933

		20,002,634

METALS & MINING — 0.7%
A.M. Castle & Co. (a)(b)	488	7,857
AK Steel Holding Corp. (a)(b)	3,668	13,755
Alcoa, Inc.	29,066	236,016
Allegheny Technologies, Inc. (b)	2,836	86,555
Allied Nevada Gold Corp. (a)(b)	2,820	11,788
AMCOL International Corp. (b)	780	25,490
Carpenter Technology Corp.	1,268	73,684
Century Aluminum Co. (a)	1,361	10,956
Cliffs Natural Resources, Inc. (b)	4,148	85,034
Coeur Mines, Inc. (a)	2,768	33,354
Commercial Metals Co.	3,168	53,698
Compass Minerals International, Inc.	878	66,965
Freeport-McMoRan Copper & Gold, Inc.	28,164	931,665
Globe Specialty Metals, Inc. (b)	1,756	27,060
Gold Resource Corp. (b)	878	5,821
Haynes International, Inc.	292	13,236
Hecla Mining Co. (b)	9,074	28,492
Horsehead Holding Corp. (a)(b)	1,170	14,578
Kaiser Aluminum Corp. (b)	488	34,770
Materion Corp.	586	18,787
Molycorp, Inc. (a)(b)	3,356	22,015
Newmont Mining Corp.	13,381	376,006
Nucor Corp.	8,641	423,582
Olympic Steel, Inc.	292	8,112
Reliance Steel & Aluminum Co.	2,108	154,453
Royal Gold, Inc. (b)	1,760	85,642
RTI International Metals, Inc. (a)(b)	878	28,131
Schnitzer Steel Industries, Inc. (Class A) (b)	742	20,435
Southern Copper Corp. (b)	4,292	116,914
Steel Dynamics, Inc.	6,039	100,912
Stillwater Mining Co. (a)(b)	3,220	35,452
SunCoke Energy, Inc. (a)	1,864	31,688
Tahoe Resources, Inc. (a)	2,342	41,969
United States Steel Corp. (b)	3,934	81,001
Universal Stainless & Alloy Products, Inc. (a)	196	6,376
US Silica Holdings, Inc. (b)	586	14,591
Walter Energy, Inc. (b)	1,699	23,837
Worthington Industries, Inc.	1,428	49,166

		3,399,843

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	2,976	147,461
Ameren Corp.	6,617	230,536
Avista Corp. (b)	1,658	43,771
Black Hills Corp.	1,170	58,336
CenterPoint Energy, Inc.	11,610	278,292
CMS Energy Corp.	7,214	189,873
Consolidated Edison, Inc.	8,010	441,671

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Dominion Resources, Inc.	15,982	$998,555
DTE Energy Co.	4,779	315,318
Integrys Energy Group, Inc.	2,146	119,940
MDU Resources Group, Inc.	5,172	144,661
NiSource, Inc.	8,479	261,916
NorthWestern Corp.	1,074	48,244
PG&E Corp.	12,019	491,818
Public Service Enterprise Group, Inc.	13,779	453,743
SCANA Corp.	3,806	175,228
Sempra Energy	6,632	567,699
TECO Energy, Inc. (b)	5,909	97,735
Vectren Corp.	2,244	74,837
Wisconsin Energy Corp.	6,254	252,537

		5,392,171

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	1,591	59,010
Dillard’s, Inc. (Class A)	710	55,593
Dollar General Corp. (a)	8,878	501,252
Dollar Tree, Inc. (a)	6,093	348,276
Family Dollar Stores, Inc.	2,637	189,917
Fred’s, Inc. (Class A)	976	15,274
J.C. Penney Co., Inc. (a)(b)	4,606	40,625
Kohl’s Corp. (b)	6,084	314,847
Macy’s, Inc.	10,445	451,955
Nordstrom, Inc. (b)	3,944	221,653
Saks, Inc. (a)(b)	2,830	45,110
Sears Holdings Corp. (a)(b)	1,190	70,972
Target Corp.	17,642	1,128,735
The Bon-Ton Stores, Inc. (b)	390	4,114
Tuesday Morning Corp. (a)	1,170	17,866

		3,465,199

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	33,433	344,026
Zebra Technologies Corp. (Class A) (a)	1,395	63,514

		407,540

OIL, GAS & CONSUMABLE FUELS — 7.6%
Abraxas Petroleum Corp. (a)	2,206	5,669
Adams Resources & Energy, Inc.	32	1,776
Alon USA Energy, Inc. (b)	586	5,983
Alpha Natural Resources, Inc. (a)(b)	6,003	35,778
Anadarko Petroleum Corp.	13,661	1,270,336
Apache Corp.	10,665	908,018
Approach Resources, Inc. (a)(b)	958	25,176
Arch Coal, Inc. (b)	5,742	23,600
Berry Petroleum Co. (Class A)	1,464	63,142
Bill Barrett Corp. (a)(b)	1,366	34,300
Bonanza Creek Energy, Inc. (a)(b)	780	37,643
BPZ Resources, Inc. (a)(b)	3,246	6,330
Cabot Oil & Gas Corp.	11,434	426,717
Carrizo Oil & Gas, Inc. (a)(b)	1,074	40,071
Cheniere Energy, Inc. (a)	6,538	223,207
Chesapeake Energy Corp.	15,773	408,205
Chevron Corp.	52,996	6,439,014
Cimarex Energy Co.	2,380	229,432
Clayton Williams Energy, Inc. (a)	180	9,445
Clean Energy Fuels Corp. (a)(b)	1,854	23,694
Cloud Peak Energy, Inc. (a)	1,658	24,323
Cobalt International Energy, Inc. (a)	7,512	186,748
Comstock Resources, Inc. (b)	1,268	20,174
Concho Resources, Inc. (a)	2,872	312,502
ConocoPhillips	33,286	2,313,710
CONSOL Energy, Inc.	6,204	208,765
Contango Oil & Gas Co.	378	13,892
Continental Resources, Inc. (a)(b)	1,170	125,494
Crosstex Energy, Inc.	1,268	26,489
CVR Energy, Inc. (b)	390	15,023
Delek US Holdings, Inc. (b)	976	20,584
Denbury Resources, Inc. (a)	10,126	186,420
Devon Energy Corp.	11,028	636,977
Diamondback Energy, Inc. (a)(b)	488	20,808
Emerald Oil, Inc. (a)	976	7,017
Energen Corp.	1,952	149,113
Energy XXI Bermuda, Ltd. (b)	2,146	64,809
EOG Resources, Inc.	7,461	1,262,998
EPL Oil & Gas, Inc. (a)	780	28,946
EQT Corp.	4,098	363,575
EXCO Resources, Inc. (b)	3,712	25,019
Exxon Mobil Corp.	121,356	10,441,470
Forest Oil Corp. (a)(b)	3,198	19,508
GasLog, Ltd.	682	10,182
Golar LNG, Ltd.	1,170	44,074
Goodrich Petroleum Corp. (a)	718	17,440
Green Plains Renewable Energy, Inc.	682	10,946
Gulfport Energy Corp. (a)	2,146	138,074
Halcon Resources Corp. (a)(b)	5,658	25,065
Hess Corp.	8,382	648,264
HollyFrontier Corp.	5,515	232,237
Kinder Morgan, Inc.	17,988	639,833
KiOR, Inc. (Class A) (a)(b)	1,170	3,299
Kodiak Oil & Gas Corp. (a)	7,220	87,073
Kosmos Energy, Ltd. (a)	2,732	28,085
Laredo Petroleum Holdings, Inc. (a)	1,074	31,876
Magnum Hunter Resources Corp. (a)(b)	4,684	28,900
Marathon Oil Corp.	19,257	671,684
Marathon Petroleum Corp.	8,997	578,687
Matador Resources Co. (a)	1,366	22,307
Murphy Oil Corp.	5,174	312,096
Newfield Exploration Co. (a)	3,710	101,543
Noble Energy, Inc.	9,728	651,873
Nordic American Tanker Shipping, Ltd. (b)	1,756	14,469
Northern Oil and Gas, Inc. (a)(b)	1,756	25,339
Oasis Petroleum, Inc. (a)(b)	2,536	124,594
Occidental Petroleum Corp.	22,111	2,068,263
Panhandle Oil & Gas, Inc. (Class A) (b)	226	6,391
PBF Energy, Inc. (b)	682	15,311
PDC Energy, Inc. (a)	780	46,441
Peabody Energy Corp.	7,371	127,150
Penn Virginia Corp. (a)	1,464	9,736
PetroQuest Energy, Inc. (a)	1,562	6,264
Phillips 66	17,114	989,532
Pioneer Natural Resources Co. (b)	3,744	706,867
QEP Resources, Inc.	4,882	135,183
Quicksilver Resources, Inc. (a)(b)	1,378	2,715
Range Resources Corp.	4,452	337,862
Renewable Energy Group, Inc. (a)	586	8,878
Rentech, Inc. (b)	6,146	12,169

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Resolute Energy Corp. (a)(b)	1,854	$15,499
REX American Resources Corp. (a)	196	6,025
Rex Energy Corp. (a)(b)	1,212	27,028
Rosetta Resources, Inc. (a)	1,658	90,295
Sanchez Energy Corp. (a)	780	20,600
SandRidge Energy, Inc. (a)(b)	13,468	78,923
Scorpio Tankers, Inc.	4,390	42,846
SemGroup Corp.(Class A)	1,170	66,713
Ship Finance International, Ltd. (b)	1,366	20,859
SM Energy Co.	1,821	140,563
Solazyme, Inc. (a)(b)	1,268	13,656
Southwestern Energy Co. (a)	9,598	349,175
Spectra Energy Corp.	18,205	623,157
Stone Energy Corp. (a)	1,366	44,299
Swift Energy Co. (a)(b)	1,170	13,361
Synergy Resources Corp. (a)	1,074	10,472
Targa Resources Corp.	878	64,059
Teekay Corp. (b)	1,074	45,914
Tesoro Corp.	3,666	161,231
The Williams Cos., Inc.	18,606	676,514
Triangle Petroleum Corp. (a)	1,268	12,452
Ultra Petroleum Corp. (a)(b)	4,192	86,229
VAALCO Energy, Inc. (a)(b)	1,562	8,716
Valero Energy Corp.	14,846	506,991
W&T Offshore, Inc. (b)	976	17,295
Warren Resources, Inc. (a)	1,952	5,719
Western Refining, Inc. (b)	1,464	43,979
Whiting Petroleum Corp. (a)	3,220	192,717
World Fuel Services Corp. (b)	1,952	72,829
WPX Energy, Inc. (a)(b)	5,421	104,408
ZaZa Energy Corp. (a)(b)	1,001	1,151
Zion Oil & Gas, Inc. (a)(b)	494	840

		39,177,117

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)(b)	390	10,511
Clearwater Paper Corp. (a)	586	27,993
Deltic Timber Corp.	292	19,021
Domtar Corp.	891	70,763
International Paper Co.	12,084	541,363
KapStone Paper and Packaging Corp.	1,074	45,967
Louisiana-Pacific Corp. (a)	3,824	67,264
Neenah Paper, Inc.	390	15,331
P.H. Glatfelter Co.	1,170	31,672
Resolute Forest Products, Inc. (a)	1,854	24,510
Schweitzer-Mauduit International, Inc.	878	53,145
Wausau Paper Corp. (b)	1,366	17,744
Weyerhaeuser Co.	14,928	427,389

		1,352,673

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	11,790	242,874
Elizabeth Arden, Inc. (a)	682	25,180
Herbalife, Ltd. (b)	2,338	163,122
Inter Parfums, Inc.	488	14,635
Lifevantage Corp. (a)(b)	3,122	7,430
Medifast, Inc. (a)	390	10,487
Nu Skin Enterprises, Inc. (Class A)	1,562	149,546
Prestige Brands Holdings, Inc. (a)	1,366	41,144
Revlon, Inc. (Class A) (a)	292	8,109
Star Scientific, Inc. (a)	4,488	8,572
The Estee Lauder Cos., Inc. (Class A)	6,347	443,655
The Female Health Co.	586	5,784
USANA Health Sciences, Inc. (a)(b)	196	17,011

		1,137,549

PHARMACEUTICALS — 4.9%
AbbVie, Inc.	43,110	1,928,310
AcelRx Pharmaceuticals, Inc. (a)	586	6,311
Actavis, Inc. (a)	4,700	676,800
Akorn, Inc. (a)(b)	1,562	30,740
Allergan, Inc.	8,083	731,107
Auxilium Pharmaceuticals, Inc. (a)(b)	1,319	24,045
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,902	16,544
Bristol-Myers Squibb Co.	44,716	2,069,457
Cadence Pharmaceuticals, Inc. (a)(b)	1,658	10,462
DepoMed, Inc. (a)(b)	1,562	11,684
Eli Lilly & Co.	27,252	1,371,593
Endo Health Solutions, Inc. (a)	3,040	138,138
Endocyte, Inc. (a)(b)	780	10,397
Forest Laboratories, Inc. (a)	7,269	311,041
Hi-Tech Pharmacal Co., Inc.	292	12,600
Hospira, Inc. (a)	4,459	174,882
Impax Laboratories, Inc. (a)	1,854	38,026
Jazz Pharmaceuticals PLC (a)	1,566	144,025
Johnson & Johnson	76,702	6,649,296
Lannett Co., Inc. (a)(b)	488	10,648
Mallinckrodt PLC (a)	1,644	72,484
Merck & Co., Inc.	82,582	3,931,729
Mylan, Inc. (a)	10,325	394,105
Nektar Therapeutics (a)(b)	3,148	32,897
Optimer Pharmaceuticals, Inc. (a)	1,366	17,212
Pacira Pharmaceuticals, Inc. (a)	780	37,510
Perrigo Co.	2,555	315,236
Pfizer, Inc.	182,789	5,247,872
Questcor Pharmaceuticals, Inc. (b)	1,403	81,374
Repros Therapeutics, Inc. (a)(b)	488	13,078
Sagent Pharmaceuticals, Inc. (a)	488	9,955
Salix Pharmaceuticals, Ltd. (a)	1,658	110,887
Santarus, Inc. (a)	1,464	33,042
Sciclone Pharmaceuticals, Inc. (a)	1,464	7,422
The Medicines Co. (a)	1,562	52,358
TherapeuticsMD, Inc. (a)(b)	2,146	6,288
ViroPharma, Inc. (a)	1,786	70,190
VIVUS, Inc. (a)(b)	2,746	25,593
Warner Chilcott PLC (Class A)	330	7,541
XenoPort, Inc. (a)(b)	1,170	6,646
Zoetis, Inc.	13,588	422,859

		25,262,384

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (b)	1,366	31,500
Barrett Business Services, Inc.	196	13,193
CBIZ, Inc. (a)(b)	1,074	7,991
CDI Corp.	390	5,971
CRA International, Inc. (a)	292	5,437
Dun & Bradstreet Corp. (b)	1,122	116,520
Equifax, Inc.	3,301	197,565
Exponent, Inc. (b)	390	28,018
FTI Consulting, Inc. (a)	1,074	40,597
GP Strategies Corp. (a)	390	10,226
Heidrick & Struggles International, Inc.	488	9,301

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Huron Consulting Group, Inc. (a)	586	$30,829
ICF International, Inc. (a)(b)	488	17,280
IHS, Inc. (Class A) (a)	1,810	206,666
Insperity, Inc.	586	22,034
Kelly Services, Inc. (Class A)	780	15,187
Kforce, Inc.	780	13,798
Korn/Ferry International (a)	1,366	29,232
Manpower, Inc.	2,072	150,717
Mistras Group, Inc. (a)	390	6,630
Navigant Consulting, Inc. (a)	1,366	21,118
Nielsen Holdings NV	5,952	216,950
Odyssey Marine Exploration, Inc. (a)(b)	2,146	6,459
On Assignment, Inc. (a)	1,268	41,844
Pendrell Corp. (a)	4,390	8,517
Resources Connection, Inc.	1,074	14,574
Robert Half International, Inc.	3,826	149,329
RPX Corp. (a)	878	15,391
The Advisory Board Co. (a)(b)	976	58,053
The Corporate Executive Board Co.	878	63,760
Towers Watson & Co. (Class A)	1,756	187,822
TrueBlue, Inc. (a)	1,074	25,787
Verisk Analytics, Inc. (Class A) (a)	4,098	266,206
VSE Corp.	98	4,601
WageWorks, Inc. (a)	682	34,407

		2,073,510

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Acadia Realty Trust	1,464	36,132
AG Mortgage Investment Trust, Inc. (b)	780	12,964
Agree Realty Corp. (b)	402	12,132
Alexander’s, Inc. (b)	98	28,040
Alexandria Real Estate Equities, Inc.	1,952	124,635
American Assets Trust, Inc.	897	27,367
American Campus Communities, Inc.	2,845	97,157
American Capital Agency Corp. (b)	10,830	244,433
American Capital Mortgage Investment Corp. (b)	1,562	30,865
American Realty Capital Properties, Inc.	4,196	51,191
American Residential Properties, Inc. (a)	390	6,868
American Tower Corp.	11,021	816,987
AmREIT, Inc. (b)	488	8,467
Annaly Capital Management, Inc. (b)	25,755	298,243
Anworth Mortgage Asset Corp.	3,902	18,847
Apartment Investment & Management Co. (Class A)	4,004	111,872
Apollo Commercial Real Estate Finance, Inc.	977	14,919
Apollo Residential Mortgage, Inc. (b)	878	12,810
Armada Hoffler Properties, Inc. (b)	488	4,836
ARMOUR Residential REIT, Inc. (b)	10,148	42,622
Ashford Hospitality Trust, Inc.	1,441	17,782
Associated Estates Realty Corp. (b)	1,366	20,367
AvalonBay Communities, Inc.	3,596	457,016
Aviv REIT, Inc.	292	6,658
BioMed Realty Trust, Inc.	5,106	94,921
Boston Properties, Inc.	4,175	446,307
Brandywine Realty Trust	4,292	56,569
BRE Properties, Inc.	2,095	106,342
Camden Property Trust	2,288	140,575
Campus Crest Communities, Inc. (b)	1,756	18,965
CapLease, Inc.	2,440	20,716
Capstead Mortgage Corp. (b)	2,634	31,002
CBL & Associates Properties, Inc.	4,403	84,097
Cedar Realty Trust, Inc.	1,959	10,148
Chambers Street Properties (b)	6,732	59,107
Chatham Lodging Trust (b)	488	8,716
Chesapeake Lodging Trust	1,366	32,156
Chimera Investment Corp.	28,002	85,126
Colonial Properties Trust	2,444	54,966
Colony Financial, Inc. (b)	1,756	35,085
CommonWealth REIT	3,220	70,550
Coresite Realty Corp. (b)	601	20,398
Corporate Office Properties Trust	2,294	52,991
Corrections Corp. of America	3,122	107,865
Cousins Properties, Inc.	2,891	29,748
CubeSmart	3,610	64,402
CyrusOne, Inc.	488	9,262
CYS Investments, Inc. (b)	4,780	38,861
DCT Industrial Trust, Inc.	7,902	56,815
DDR Corp. (b)	7,149	112,311
DiamondRock Hospitality Co.	5,366	57,255
Digital Realty Trust, Inc. (b)	3,483	184,947
Douglas Emmett, Inc.	3,902	91,580
Duke Realty Corp.	8,726	134,729
DuPont Fabros Technology, Inc. (b)	1,658	42,727
Dynex Capital, Inc. (b)	1,464	12,839
EastGroup Properties, Inc. (b)	780	46,184
Education Realty Trust, Inc.	3,122	28,410
EPR Properties (b)	1,268	61,802
Equity Lifestyle Properties, Inc.	2,342	80,026
Equity One, Inc.	1,658	36,244
Equity Residential	9,839	527,075
Essex Property Trust, Inc.	1,074	158,630
Excel Trust, Inc.	1,268	15,216
Extra Space Storage, Inc.	3,050	139,538
Federal Realty Investment Trust	1,756	178,146
FelCor Lodging Trust, Inc. (a)	3,414	21,030
First Industrial Realty Trust, Inc.	2,928	47,639
First Potomac Realty Trust (b)	1,562	19,634
Franklin Street Properties Corp. (b)	2,440	31,086
General Growth Properties, Inc.	16,196	312,421
Getty Realty Corp.	682	13,251
Gladstone Commercial Corp.	292	5,244
Glimcher Realty Trust	3,902	38,045
Government Properties Income Trust	1,464	35,034
Gramercy Property Trust, Inc. (a)(b)	1,658	6,881
Hatteras Financial Corp. (b)	2,732	51,116
HCP, Inc.	12,379	506,920
Health Care REIT, Inc.	7,781	485,379
Healthcare Realty Trust, Inc.	3,140	72,565
Healthcare Trust of America, Inc. (Class A) (b)	3,024	31,812
Hersha Hospitality Trust	5,464	30,544
Highwoods Properties, Inc.	2,244	79,236
Home Properties, Inc.	1,756	101,409
Hospitality Properties Trust	3,783	107,059
Host Hotels & Resorts, Inc.	20,245	357,729
Hudson Pacific Properties, Inc.	1,170	22,757
Inland Real Estate Corp. (b)	2,342	23,959

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Invesco Mortgage Capital, Inc. (b)	3,708	$57,066
Investors Real Estate Trust	2,785	22,976
iStar Financial, Inc. (a)(b)	2,349	28,282
Kilroy Realty Corp.	2,048	102,298
Kimco Realty Corp.	11,112	224,240
Kite Realty Group Trust (b)	2,536	15,038
LaSalle Hotel Properties	2,626	74,894
Lexington Realty Trust (b)	5,696	63,966
Liberty Property Trust	2,874	102,314
LTC Properties, Inc.	976	37,068
Mack-Cali Realty Corp. (b)	2,440	53,534
Medical Properties Trust, Inc. (b)	4,098	49,873
MFA Financial, Inc.	9,854	73,412
Mid-America Apartment Communities, Inc.	1,170	73,125
Monmouth Real Estate Investment Corp.(Class A)	1,157	10,494
National Health Investors, Inc. (b)	682	38,799
National Retail Properties, Inc.	3,211	102,174
New Residential Investment Corp.	6,928	45,863
New York Mortgage Trust, Inc. (b)	1,756	10,975
NorthStar Realty Finance Corp. (b)	5,366	49,796
OMEGA Healthcare Investors, Inc.	3,122	93,254
One Liberty Properties, Inc.	292	5,922
Parkway Properties, Inc.	1,170	20,791
Pebblebrook Hotel Trust (b)	1,658	47,601
Pennsylvania Real Estate Investment Trust	1,864	34,857
PennyMac Mortgage Investment Trust	1,562	35,426
Piedmont Office Realty Trust, Inc. (Class A)	4,586	79,613
Plum Creek Timber Co., Inc.	4,419	206,942
Post Properties, Inc.	1,450	65,279
Potlatch Corp.	1,074	42,616
ProLogis	13,574	510,654
PS Business Parks, Inc.	488	36,415
Public Storage	3,955	634,975
RAIT Financial Trust (b)	1,952	13,820
Ramco-Gershenson Properties Trust	1,658	25,550
Rayonier, Inc.	3,414	189,989
Realty Income Corp. (b)	5,294	210,436
Redwood Trust, Inc. (b)	2,244	44,184
Regency Centers Corp.	2,450	118,458
Resource Capital Corp. (b)	3,414	20,279
Retail Opportunity Investments Corp. (b)	1,837	25,387
Retail Properties of America, Inc. (Class A) (b)	3,610	49,638
RLJ Lodging Trust	3,321	78,010
Rouse Properties, Inc. (b)	586	12,060
Ryman Hospitality Properties (b)	1,158	39,963
Sabra Healthcare REIT, Inc. (b)	976	22,458
Saul Centers, Inc.	196	9,065
Select Income REIT	488	12,590
Senior Housing Properties Trust	5,090	118,801
Silver Bay Realty Trust Corp. (b)	390	6,107
Simon Property Group, Inc.	8,523	1,263,364
SL Green Realty Corp.	2,530	224,765
Sovran Self Storage, Inc.	878	66,447
Spirit Realty Capital, Inc.	11,973	109,912
STAG Industrial, Inc. (b)	1,170	23,540
Starwood Property Trust, Inc. (b)	4,488	107,577
Strategic Hotels & Resorts, Inc. (a)	4,934	42,827
Summit Hotel Properties, Inc.	1,756	16,138
Sun Communities, Inc. (b)	976	41,597
Sunstone Hotel Investors, Inc.	4,474	56,999
Tanger Factory Outlet Centers, Inc.	2,540	82,931
Taubman Centers, Inc.	1,756	118,196
Terreno Realty Corp.	488	8,667
The Macerich Co.	3,757	212,045
Two Harbors Investment Corp.	9,952	96,634
UDR, Inc.	6,825	161,752
Universal Health Realty Income Trust	292	12,226
Ventas, Inc.	8,019	493,168
Vornado Realty Trust	5,084	427,361
Washington Real Estate Investment Trust (b)	1,854	46,851
Weingarten Realty Investors (b)	3,232	94,795
Western Asset Mortgage Capital Corp. (b)	682	10,905
Whitestone REIT (b)	488	7,188
Winthrop Realty Trust	780	8,697
WP Carey, Inc.	1,562	101,061

		16,430,279

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	1,170	42,143
Altisource Residential Corp. (b)	682	15,672
CBRE Group, Inc. (a)	7,588	175,510
Consolidated-Tomoka Land Co. (b)	196	7,544
Forest City Enterprises, Inc. (Class A) (a)	4,292	81,291
Forestar Group, Inc. (a)	946	20,367
Jones Lang LaSalle, Inc.	1,172	102,316
Kennedy-Wilson Holdings, Inc. (b)	1,464	27,172
Realogy Holdings Corp. (a)	3,220	138,524
Tejon Ranch Co. (a)	390	12,028
The Howard Hughes Corp. (a)	1,074	120,685
The St. Joe Co. (a)	1,783	34,983

		778,235

ROAD & RAIL — 0.9%
AMERCO, Inc.	196	36,089
Arkansas Best Corp. (b)	682	17,507
Avis Budget Group, Inc. (a)	2,954	85,164
Celadon Group, Inc.	586	10,941
Con-way, Inc.	1,580	68,082
CSX Corp.	27,813	715,907
Genesee & Wyoming, Inc. (Class A) (a)	1,170	108,775
Heartland Express, Inc. (b)	1,268	17,993
Hertz Global Holdings, Inc. (a)	9,464	209,722
J.B. Hunt Transport Services, Inc.	2,640	192,535
Kansas City Southern	2,994	327,424
Knight Transportation, Inc. (b)	1,562	25,804
Landstar System, Inc.	1,259	70,479
Marten Transport, Ltd.	682	11,696
Norfolk Southern Corp.	8,559	662,039
Old Dominion Freight Line, Inc. (a)	1,952	89,772
Patriot Transportation Holding, Inc. (a)(b)	196	6,631
Quality Distribution, Inc. (a)	586	5,415

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Roadrunner Transportation Systems, Inc. (a)	488	$13,781
Ryder Systems, Inc.	1,366	81,550
Saia, Inc. (a)	682	21,265
Swift Transportation Co. (a)(b)	2,244	45,306
Union Pacific Corp.	12,744	1,979,653
Werner Enterprises, Inc. (b)	1,268	29,582
YRC Worldwide, Inc. (a)	292	4,929

		4,838,041

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)	1,074	18,817
Advanced Micro Devices, Inc. (a)	15,954	60,625
Altera Corp.	8,694	323,069
Ambarella, Inc. (a)(b)	488	9,526
Amkor Technology, Inc. (a)(b)	1,756	7,533
Anadigics, Inc. (a)(b)	2,261	4,454
Analog Devices, Inc.	8,378	394,185
Applied Materials, Inc.	32,728	574,049
Applied Micro Circuits Corp. (a)(b)	1,854	23,917
Atmel Corp. (a)	11,708	87,108
ATMI, Inc. (a)	878	23,285
Avago Technologies, Ltd.	6,732	290,284
Axcelis Technologies, Inc. (a)	2,928	6,178
Broadcom Corp. (Class A)	15,489	402,869
Brooks Automation, Inc.	1,854	17,261
Cabot Microelectronics Corp. (a)	586	22,573
Cavium, Inc. (a)(b)	1,366	56,279
CEVA, Inc. (a)	586	10,109
Cirrus Logic, Inc. (a)(b)	1,696	38,465
Cohu, Inc.	682	7,441
Cree, Inc. (a)(b)	3,202	192,728
Cypress Semiconductor Corp. (a)(b)	4,009	37,444
Diodes, Inc. (a)	976	23,912
Entegris, Inc. (a)	3,806	38,631
Entropic Communications, Inc. (a)(b)	2,440	10,687
Exar Corp. (a)	1,074	14,402
Fairchild Semiconductor International, Inc. (a)	3,414	47,420
First Solar, Inc. (a)(b)	1,954	78,570
Formfactor, Inc. (a)	1,464	10,043
Freescale Semiconductor, Ltd. (a)	1,562	26,007
GT Advanced Technologies, Inc. (a)(b)	3,220	27,402
Hittite Microwave Corp. (a)	878	57,377
Inphi Corp. (a)(b)	682	9,159
Integrated Device Technology, Inc. (a)	3,610	34,006
Integrated Silicon Solution, Inc. (a)	780	8,494
Intel Corp.	136,143	3,120,398
International Rectifier Corp. (a)	1,850	45,825
Intersil Corp. (Class A)	3,461	38,867
IXYS Corp.	682	6,581
KLA-Tencor Corp.	4,542	276,381
Kopin Corp. (a)	1,756	7,077
Lam Research Corp. (a)	4,416	226,055
Lattice Semiconductor Corp. (a)	3,122	13,924
Linear Technology Corp.	6,368	252,555
LSI Corp.	14,925	116,714
LTX-Credence Corp. (a)	1,268	8,343
Marvell Technology Group, Ltd.	10,779	123,959
Maxim Integrated Products, Inc.	7,885	234,973
Micrel, Inc.	1,268	11,551
Microchip Technology, Inc. (b)	5,323	214,464
Micron Technology, Inc. (a)	28,034	489,754
Microsemi Corp. (a)(b)	2,564	62,177
MKS Instruments, Inc.	1,452	38,609
Monolithic Power Systems, Inc.	976	29,553
MoSys, Inc. (a)	1,268	4,717
Nanometrics, Inc. (a)(b)	586	9,446
NVE Corp. (a)(b)	98	5,002
NVIDIA Corp.	15,741	244,930
OmniVision Technologies, Inc. (a)	1,464	22,414
ON Semiconductor Corp. (a)	12,280	89,644
PDF Solutions, Inc. (a)	682	14,493
Peregrine Semiconductor Corp. (a)(b)	682	6,118
Photronics, Inc. (a)(b)	1,658	12,982
PLX Technology, Inc. (a)	1,268	7,633
PMC-Sierra, Inc. (a)(b)	5,562	36,820
Power Integrations, Inc.	780	42,237
Rambus, Inc. (a)(b)	3,047	28,642
RF Micro Devices, Inc. (a)	7,610	42,920
Rudolph Technologies, Inc. (a)(b)	878	10,009
Semtech Corp. (a)	1,854	55,601
Sigma Designs, Inc. (a)	808	4,517
Silicon Image, Inc. (a)	2,146	11,460
Silicon Laboratories, Inc. (a)(b)	1,170	49,971
Skyworks Solutions, Inc. (a)	5,225	129,789
Spansion, Inc. (Class A) (a)(b)	1,268	12,794
SunEdison, Inc. (a)(b)	6,333	50,474
SunPower Corp. (a)(b)	1,137	29,744
Supertex, Inc.	292	7,399
Synaptics, Inc. (a)(b)	878	38,878
Teradyne, Inc. (a)(b)	5,208	86,036
Tessera Technologies, Inc.	1,464	28,328
Texas Instruments, Inc.	30,162	1,214,624
TriQuint Semiconductor, Inc. (a)	4,488	36,487
Ultratech, Inc. (a)(b)	780	23,634
Veeco Instruments, Inc. (a)(b)	1,074	39,985
Volterra Semiconductor Corp. (a)	682	15,686
Xilinx, Inc.	7,161	335,564

		11,061,047

SOFTWARE — 3.7%
Accelrys, Inc. (a)	1,562	15,401
ACI Worldwide, Inc. (a)	1,074	58,060
Activision Blizzard, Inc.	11,683	194,756
Actuate Corp. (a)	1,268	9,320
Adobe Systems, Inc. (a)	13,667	709,864
Advent Software, Inc.	878	27,877
American Software, Inc. (Class A)	682	5,824
Ansys, Inc. (a)	2,536	219,415
Aspen Technology, Inc. (a)	2,536	87,619
Autodesk, Inc. (a)	6,075	250,108
AVG Technologies NV (a)	682	16,327
Blackbaud, Inc.	1,268	49,503
Bottomline Technologies, Inc. (a)(b)	1,074	29,943
BroadSoft, Inc. (a)(b)	780	28,103
CA, Inc.	8,890	263,766
Cadence Design Systems, Inc. (a)	7,706	104,031
Callidus Software, Inc. (a)	976	8,950
Citrix Systems, Inc. (a)	5,080	358,699
CommVault Systems, Inc. (a)(b)	1,268	111,368
Compuware Corp.	5,842	65,430

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Comverse, Inc. (a)	596	$19,042
Concur Technologies, Inc. (a)(b)	1,264	139,672
Ebix, Inc. (b)	878	8,727
Electronic Arts, Inc. (a)	8,230	210,277
Ellie Mae, Inc. (a)(b)	682	21,831
EPIQ Systems, Inc.	878	11,607
ePlus, Inc.	98	5,065
FactSet Research Systems, Inc. (b)	1,170	127,647
Fair Isaac Corp.	976	53,953
FleetMatics Group PLC (a)	488	18,324
Fortinet, Inc. (a)	3,708	75,124
Guidewire Software, Inc. (a)(b)	1,170	55,119
Imperva, Inc. (a)	586	24,624
Infoblox, Inc. (a)(b)	1,366	57,126
Informatica Corp. (a)	2,928	114,104
Interactive Intelligence Group (a)	390	24,761
Intuit, Inc.	8,125	538,769
Jive Software, Inc. (a)	1,074	13,425
Manhattan Associates, Inc. (a)	688	65,670
Mentor Graphics Corp.	2,634	61,557
MICROS Systems, Inc. (a)(b)	2,146	107,171
Microsoft Corp.	228,120	7,598,677
MicroStrategy, Inc. (a)	292	30,298
Monotype Imaging Holdings, Inc.	1,074	30,781
Netscout Systems, Inc. (a)	976	24,956
NetSuite, Inc. (a)(b)	976	105,349
Nuance Communications, Inc. (a)	7,128	133,258
Oracle Corp.	97,260	3,226,114
Pegasystems, Inc.	488	19,427
Progress Software Corp. (a)	1,464	37,888
Proofpoint, Inc. (a)	586	18,822
PROS Holdings, Inc. (a)	586	20,035
PTC, Inc. (a)	3,263	92,767
QLIK Technologies, Inc. (a)	2,342	80,190
Quality Systems, Inc.	1,074	23,338
Qualys, Inc. (a)	390	8,342
RealPage, Inc. (a)	1,268	29,367
Red Hat, Inc. (a)	5,199	239,882
Rovi Corp. (a)	2,788	53,446
Salesforce.com, Inc. (a)	16,084	834,920
SeaChange International, Inc. (a)	878	10,071
ServiceNow, Inc. (a)(b)	2,146	111,485
SolarWinds, Inc. (a)	1,756	61,565
Solera Holdings, Inc.	1,902	100,559
Sourcefire, Inc. (a)	878	66,658
Splunk, Inc. (a)	2,830	169,913
SS&C Technologies Holdings, Inc. (a)	1,562	59,512
Symantec Corp.	18,970	469,508
Synchronoss Technologies, Inc. (a)(b)	780	29,687
Synopsys, Inc. (a)	4,177	157,473
Tableau Software, Inc. (Class A) (a)	292	20,802
Take-Two Interactive Software, Inc. (a)	2,244	40,751
Tangoe, Inc. (a)(b)	878	20,949
TIBCO Software, Inc. (a)	4,488	114,848
TiVo, Inc. (a)	3,414	42,470
Tyler Technologies, Inc. (a)	878	76,799
Ultimate Software Group, Inc. (a)	780	114,972
Vasco Data Security International (a)	780	6,154
Verint Systems, Inc. (a)	1,478	54,775
VirnetX Holding Corp. (a)(b)	1,170	23,868
VMware, Inc. (Class A) (a)(b)	2,298	185,908
Vringo, Inc. (a)(b)	1,854	5,340
Workday, Inc. (Class A) (a)(b)	976	78,988
Zynga, Inc. (Class A) (a)(b)	15,904	58,527

		19,057,398

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	2,048	56,730
Abercrombie & Fitch Co. (Class A) (b)	2,126	75,197
Advance Auto Parts, Inc.	1,978	163,541
Aeropostale, Inc. (a)(b)	2,166	20,360
America’s Car-Mart, Inc. (a)	196	8,842
American Eagle Outfitters, Inc.	5,203	72,790
ANN, Inc. (a)	1,268	45,927
Asbury Automotive Group, Inc. (a)	878	46,710
Ascena Retail Group, Inc. (a)	3,512	69,994
AutoNation, Inc. (a)	1,402	73,142
AutoZone, Inc. (a)	987	417,235
Barnes & Noble, Inc. (a)(b)	1,074	13,898
bebe stores, inc. (b)	976	5,944
Bed Bath & Beyond, Inc. (a)	5,993	463,619
Best Buy Co., Inc.	7,440	279,000
Big 5 Sporting Goods Corp.	488	7,847
Body Central Corp. (a)	488	2,977
Brown Shoe Co., Inc.	1,170	27,460
Cabela’s, Inc. (a)(b)	1,268	79,922
CarMax, Inc. (a)	6,146	297,897
Chico’s FAS, Inc.	4,458	74,270
Christopher & Banks Corp. (a)	976	7,037
Citi Trends, Inc. (a)	390	6,817
Conn’s, Inc. (a)(b)	586	29,323
CST Brands, Inc. (b)	1,628	48,514
Destination Maternity Corp.	390	12,402
Destination XL Group, Inc. (a)	1,170	7,570
Dick’s Sporting Goods, Inc. (b)	2,682	143,165
DSW, Inc. (Class A)	976	83,272
Express, Inc. (a)	2,342	55,248
Five Below, Inc. (a)(b)	878	38,413
Foot Locker, Inc.	4,127	140,070
Francesca’s Holdings Corp. (a)(b)	1,170	21,809
GameStop Corp. (Class A) (b)	3,209	159,327
Genesco, Inc. (a)(b)	617	40,463
GNC Holdings, Inc. (Class A)	2,634	143,895
Group 1 Automotive, Inc. (b)	586	45,520
Guess?, Inc.	1,658	49,491
Haverty Furniture Cos., Inc.	586	14,375
hhgregg, Inc. (a)(b)	390	6,985
Hibbett Sports, Inc. (a)(b)	682	38,294
Jos. A. Bank Clothiers, Inc. (a)	780	34,289
Kirkland’s, Inc. (a)	390	7,192
L Brands, Inc.	6,549	400,144
Lithia Motors, Inc. (Class A)	586	42,755
Lowe’s Cos., Inc.	29,635	1,410,922
Lumber Liquidators Holdings, Inc. (a)(b)	780	83,187
MarineMax, Inc. (a)	682	8,320
Mattress Firm Holding Corp. (a)(b)	390	12,402
Monro Muffler Brake, Inc.	878	40,818
Murphy USA, Inc. (a)	1,293	52,224
O’Reilly Automotive, Inc. (a)	3,026	386,087
Office Depot, Inc. (a)(b)	6,698	32,351

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

OfficeMax, Inc. (b)	3,758	$48,065
Penske Automotive Group, Inc.	1,170	49,994
Pep Boys-Manny, Moe & Jack (a)	1,464	18,256
PetSmart, Inc.	2,857	217,875
Pier 1 Imports, Inc. (b)	2,560	49,971
RadioShack Corp. (a)(b)	2,701	9,210
Rent-A-Center, Inc. (b)	1,557	59,322
Restoration Hardware Holdings, Inc. (a)(b)	488	30,915
Ross Stores, Inc.	6,233	453,762
Rue21, Inc. (a)(b)	390	15,733
Sally Beauty Holdings, Inc. (a)	4,586	119,970
Sears Hometown and Outlet Stores, Inc. (a)	196	6,223
Select Comfort Corp. (a)(b)	1,562	38,035
Shoe Carnival, Inc. (b)	390	10,534
Signet Jewelers, Ltd.	2,244	160,783
Sonic Automotive, Inc. (Class A) (b)	1,074	25,561
Stage Stores, Inc. (b)	878	16,858
Staples, Inc. (b)	18,069	264,711
Stein Mart, Inc.	780	10,702
The Buckle, Inc. (b)	780	42,159
The Cato Corp. (Class A)	780	21,824
The Children’s Place Retail Stores, Inc. (a)	586	33,906
The Finish Line, Inc. (Class A)	1,366	33,972
The Gap, Inc.	7,580	305,322
The Home Depot, Inc.	40,019	3,035,441
The Men’s Wearhouse, Inc.	1,349	45,933
The Wet Seal, Inc. (Class A) (a)(b)	2,440	9,589
Tiffany & Co.	3,023	231,622
Tile Shop Holdings, Inc. (a)(b)	488	14,391
TJX Cos., Inc.	19,849	1,119,285
Tractor Supply Co. (b)	4,108	275,934
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,756	209,772
Urban Outfitters, Inc. (a)	2,939	108,067
Vitamin Shoppe, Inc. (a)	780	34,125
West Marine, Inc. (a)	488	5,954
Williams-Sonoma, Inc. (b)	2,682	150,728
Zale Corp. (a)	878	13,346
Zumiez, Inc. (a)(b)	586	16,136

		13,219,969

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc. (b)	1,650	125,219
Coach, Inc.	7,613	415,137
Columbia Sportswear Co. (b)	390	23,490
Crocs, Inc. (a)	2,444	33,263
Deckers Outdoor Corp. (a)(b)	976	64,338
Fifth & Pacific Cos., Inc. (a)	3,248	81,622
Fossil Group, Inc. (a)	1,466	170,408
G-III Apparel Group, Ltd. (a)	488	26,640
Hanesbrands, Inc.	2,728	169,982
Iconix Brand Group, Inc. (a)(b)	1,582	52,554
Maidenform Brands, Inc. (a)	586	13,765
Michael Kors Holdings, Ltd. (a)	5,464	407,177
Movado Group, Inc.	488	21,350
NIKE, Inc. (Class B)	19,522	1,418,078
Oxford Industries, Inc.	390	26,512
Perry Ellis International, Inc.	292	5,501
PVH Corp.	2,244	266,340
Quiksilver, Inc. (a)(b)	3,588	25,224
Ralph Lauren Corp.	1,658	273,122
Skechers U.S.A., Inc. (a)	1,074	33,412
Steven Madden, Ltd. (a)	1,074	57,814
The Jones Group, Inc.	2,132	32,001
Tumi Holdings, Inc. (a)(b)	1,268	25,550
Under Armour, Inc. (Class A) (a)(b)	2,278	180,987
Unifi, Inc. (a)	390	9,111
V.F. Corp.	2,418	481,303
Vera Bradley, Inc. (a)(b)	586	12,048
Wolverine World Wide, Inc. (b)	1,323	77,038

		4,528,986

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp.	2,372	29,508
Bank Mutual Corp.	1,268	7,950
Beneficial Mutual Bancorp, Inc. (a)(b)	878	8,754
Berkshire Hills Bancorp, Inc.	681	17,100
BofI Holding, Inc. (a)(b)	292	18,939
Brookline Bancorp, Inc.	1,952	18,368
Capitol Federal Financial, Inc.	4,098	50,938
Charter Financial Corp.	586	6,329
Dime Community Bancshares	878	14,619
Doral Financial Corp. (a)(b)	212	4,045
EverBank Financial Corp. (b)	2,146	32,147
Federal Agricultural Mortgage Corp. (Class C)	292	9,747
First Defiance Financial Corp.	292	6,830
Flagstar Bancorp, Inc. (a)	586	8,649
Fox Chase Bancorp, Inc.	292	5,081
Franklin Financial Corp.	292	5,536
Home Loan Servicing Solutions, Ltd.	2,562	56,390
HomeStreet, Inc. (b)	390	7,527
Hudson City Bancorp, Inc.	14,350	129,868
MGIC Investment Corp. (a)(b)	8,488	61,793
Nationstar Mortgage Holdings, Inc. (a)(b)	586	32,951
New York Community Bancorp, Inc. (b)	12,028	181,743
Northfield Bancorp, Inc.	1,562	18,963
Northwest Bancshares, Inc. (b)	2,536	33,526
OceanFirst Financial Corp.	333	5,631
Ocwen Financial Corp. (a)	2,830	157,829
Oritani Financial Corp.	1,268	20,871
PennyMac Financial Services, Inc. (Class A) (a)(b)	390	7,328
People’s United Financial, Inc. (b)	9,018	129,679
Provident Financial Services, Inc.	1,658	26,876
Provident New York Bancorp (b)	1,170	12,741
Radian Group, Inc. (b)	4,724	65,805
Rockville Financial, Inc.	780	10,140
Territorial Bancorp, Inc.	292	6,415
TFS Financial Corp. (a)	2,146	25,688
TrustCo Bank Corp. NY (b)	2,523	15,037
United Financial Bancorp, Inc.	488	7,891
Walker & Dunlop, Inc. (a)(b)	488	7,764
Washington Federal, Inc.	2,830	58,524
WSFS Financial Corp.	196	11,809

		1,337,329

TOBACCO — 1.3%
Alliance One International, Inc. (a)	2,342	6,815

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Altria Group, Inc.	54,682	$1,878,327
Lorillard, Inc.	10,312	461,771
Philip Morris International, Inc.	44,715	3,871,872
Reynolds American, Inc.	8,535	416,337
United Rentals, Inc. (a)(b)	2,536	147,824
Universal Corp. (b)	682	34,734
Vector Group, Ltd. (b)	1,740	28,014

		6,845,694

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aceto Corp.	780	12,184
Air Lease Corp. (b)	1,952	53,992
Aircastle, Ltd.	1,854	32,278
Applied Industrial Technologies, Inc.	1,170	60,255
Beacon Roofing Supply, Inc. (a)(b)	1,366	50,365
CAI International, Inc. (a)(b)	488	11,356
DXP Enterprises, Inc. (a)(b)	292	23,059
Fastenal Co.	8,027	403,357
GATX Corp.	1,268	60,255
H&E Equipment Services, Inc. (a)	780	20,717
Houston Wire & Cable Co.	488	6,573
Kaman Corp. (b)	691	26,161
MRC Global, Inc. (a)	2,244	60,139
MSC Industrial Direct Co., Inc. (Class A)	1,268	103,152
Rush Enterprises, Inc. (Class A), (Class A) (a)(b)	976	25,874
TAL International Group, Inc. (b)	878	41,029
Textainer Group Holdings, Ltd. (b)	586	22,192
Titan Machinery, Inc. (a)(b)	488	7,842
W.W. Grainger, Inc.	1,672	437,579
Watsco, Inc.	682	64,292
WESCO International, Inc. (a)(b)	1,170	89,540

		1,612,191

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)(b)	1,074	22,479

WATER UTILITIES — 0.1%
American States Water Co.	976	26,898
American Water Works Co., Inc.	4,878	201,364
Aqua America, Inc.	4,768	117,913
Artesian Resources Corp. (Class A), (Class A) (b)	224	4,984
California Water Service Group	1,268	25,766
Connecticut Water Service, Inc. (b)	260	8,361
SJW Corp.	390	10,928

		396,214

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	8,035	586,796
Leap Wireless International, Inc. (a)	1,420	22,422
NII Holdings, Inc. (a)(b)	4,676	28,383
NTELOS Holdings Corp. (b)	390	7,332
SBA Communications Corp. (Class A) (a)	3,464	278,713
Shenandoah Telecommunications Co.	682	16,436
Sprint Corp. (a)(b)	25,780	160,094
T-Mobile US, Inc. (a)	4,733	122,916
Telephone & Data Systems, Inc.	2,589	76,505
US Cellular Corp.	390	17,757
USA Mobility, Inc.	586	8,298

		1,325,652

TOTAL COMMON STOCKS —
(Cost $411,876,742)		514,090,113

WARRANTS — 0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
Tejon Ranch Co. (a) (Cost $339)	57	157

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	18,059,698	18,059,698
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	522,625	522,625

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,582,323)		18,582,323

TOTAL INVESTMENTS — 103.4% (h)
(Cost $430,459,404)		532,672,593
OTHER ASSETS & LIABILITIES — (3.4)%		(17,302,864)

NET ASSETS — 100.0%		$515,369,729

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Alliant Techsystems, Inc.	70	$6,829
BE Aerospace, Inc. (a)(b)	225	16,610
Exelis, Inc.	430	6,755
General Dynamics Corp.	686	60,039
Hexcel Corp. (a)	230	8,924
Honeywell International, Inc.	1,800	149,472
Huntington Ingalls Industries, Inc.	110	7,414
L-3 Communications Holdings, Inc.	215	20,318
Lockheed Martin Corp.	591	75,382
Northrop Grumman Corp.	536	51,059
Precision Castparts Corp.	336	76,353
Raytheon Co.	755	58,188
Rockwell Collins, Inc. (b)	306	20,765
Spirit Aerosystems Holdings, Inc. (Class A) (a)	270	6,545
Textron, Inc.	658	18,167
The Boeing Co. (b)	1,731	203,392
TransDigm Group, Inc.	116	16,089
Triumph Group, Inc.	120	8,426
United Technologies Corp.	2,101	226,530

		1,037,257

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	365	21,739
Expeditors International of Washington, Inc. (b)	470	20,708
FedEx Corp.	738	84,213
United Parcel Service, Inc. (Class B)	1,653	151,035

		277,695

AIRLINES — 0.3%
Alaska Air Group, Inc. (b)	160	10,019
Copa Holdings SA (Class A)	80	11,094
Delta Air Lines, Inc. (b)	1,953	46,071
Southwest Airlines Co.	1,645	23,951
United Continental Holdings, Inc. (a)	842	25,858

		116,993

AUTO COMPONENTS — 0.5%
Allison Transmission Holdings, Inc. (b)	79	1,979
BorgWarner, Inc.	275	27,882
Delphi Automotive PLC	730	42,647
Gentex Corp. (b)	330	8,445
Johnson Controls, Inc.	1,591	66,027
Lear Corp.	174	12,453
The Goodyear Tire & Rubber Co. (a)	560	12,572
TRW Automotive Holdings Corp. (a)	249	17,756
Visteon Corp. (a)	110	8,320

		198,081

AUTOMOBILES — 0.7%
Ford Motor Co.	8,815	148,709
General Motors Co. (a)	1,875	67,444
Harley-Davidson, Inc.	532	34,176
Tesla Motors, Inc. (a)(b)	189	36,556
Thor Industries, Inc. (b)	100	5,804

		292,689

BEVERAGES — 1.9%
Beam, Inc.	371	23,985
Brown-Forman Corp. (Class B) (b)	344	23,437
Coca-Cola Enterprises, Inc. (b)	607	24,407
Constellation Brands, Inc. (Class A) (a)	356	20,434
Dr. Pepper Snapple Group, Inc. (b)	462	20,707
Molson Coors Brewing Co. (Class B) (b)	314	15,741
Monster Beverage Corp. (a)(b)	310	16,198
PepsiCo, Inc.	3,534	280,953
The Coca-Cola Co.	8,697	329,442

		755,304

BIOTECHNOLOGY — 2.5%
Alexion Pharmaceuticals, Inc. (a)	443	51,459
Alkermes PLC (a)	290	9,750
Amgen, Inc.	1,713	191,753
ARIAD Pharmaceuticals, Inc. (a)(b)	420	7,728
Biogen Idec, Inc. (a)	545	131,214
BioMarin Pharmaceutical, Inc. (a)	310	22,388
Celgene Corp. (a)	956	147,157
Cubist Pharmaceuticals, Inc. (a)(b)	150	9,532
Gilead Sciences, Inc. (a)(b)	3,484	218,935
Incyte Corp. (a)	230	8,775
Medivation, Inc. (a)	186	11,149
Myriad Genetics, Inc. (a)(b)	180	4,230
Onyx Pharmaceuticals, Inc. (a)(b)	169	21,069
Pharmacyclics, Inc. (a)	140	19,379
Regeneron Pharmaceuticals, Inc. (a)(b)	186	58,194
Seattle Genetics, Inc. (a)(b)	225	9,862
Theravance, Inc. (a)(b)	170	6,951
United Therapeutics Corp. (a)(b)	110	8,674
Vertex Pharmaceuticals, Inc. (a)	542	41,094

		979,293

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	180	8,136
Armstrong World Industries, Inc. (a)(b)	60	3,298
Fortune Brands Home & Security, Inc.	368	15,320
Lennox International, Inc. (b)	120	9,031
Masco Corp.	819	17,428
Owens Corning (a)	287	10,900

		64,113

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (a)(b)	118	21,551
Ameriprise Financial, Inc.	456	41,532
Artisan Partners Asset Management, Inc. (b)	30	1,571
BlackRock, Inc.	301	81,457
E*TRADE Financial Corp. (a)	650	10,725
Eaton Vance Corp. (b)	279	10,834
Federated Investors, Inc. (Class B) (b)	210	5,704
Franklin Resources, Inc.	930	47,011
Invesco, Ltd.	1,015	32,378
Lazard, Ltd. (Class A)	290	10,446
Legg Mason, Inc. (b)	261	8,728
LPL Investment Holdings, Inc.	118	4,521
Morgan Stanley	3,475	93,651
Northern Trust Corp.	543	29,534
Raymond James Financial, Inc.	276	11,501
SEI Investments Co.	326	10,077
State Street Corp. (c)	1,044	68,643
T. Rowe Price Group, Inc.	596	42,870
TD Ameritrade Holding Corp.	533	13,954
The Bank of New York Mellon Corp.	2,650	80,003

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

The Charles Schwab Corp.	2,510	$53,061
The Goldman Sachs Group, Inc.	1,042	164,855
Waddell & Reed Financial, Inc. (Class A) (b)	200	10,296

		854,903

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	480	51,154
Airgas, Inc.	150	15,907
Albemarle Corp. (b)	203	12,777
Ashland, Inc.	195	18,034
Cabot Corp. (b)	150	6,407
Celanese Corp. (Series A)	356	18,793
CF Industries Holdings, Inc.	137	28,884
Cytec Industries, Inc.	100	8,136
E. I. du Pont de Nemours & Co.	2,097	122,800
Eastman Chemical Co.	356	27,732
Ecolab, Inc.	594	58,663
FMC Corp. (b)	313	22,448
Huntsman Corp. (b)	405	8,347
International Flavors & Fragrances, Inc.	189	15,555
Kronos Worldwide, Inc. (b)	50	775
LyondellBasell Industries NV	929	68,031
Monsanto Co.	1,214	126,705
NewMarket Corp.	20	5,758
PPG Industries, Inc.	326	54,462
Praxair, Inc.	672	80,781
Rockwood Holdings, Inc.	196	13,112
RPM International, Inc.	304	11,005
Sigma-Aldrich Corp. (b)	284	24,225
The Dow Chemical Co. (b)	2,758	105,907
The Mosaic Co.	653	28,092
The Scotts Miracle-Gro Co. (Class A) (b)	100	5,503
The Sherwin-Williams Co. (b)	198	36,072
Valspar Corp.	201	12,749
W.R. Grace & Co. (a)	169	14,771
Westlake Chemical Corp.	45	4,710

		1,008,295

COMMERCIAL BANKS — 2.8%
Associated Banc-Corp.	380	5,886
Bank of Hawaii Corp. (b)	100	5,445
BankUnited, Inc.	150	4,678
BB&T Corp. (b)	1,599	53,966
BOK Financial Corp. (b)	51	3,231
CapitalSource, Inc.	450	5,346
CIT Group, Inc. (a)	427	20,825
City National Corp. (b)	110	7,333
Comerica, Inc. (b)	432	16,982
Commerce Bancshares, Inc. (b)	180	7,886
Cullen/Frost Bankers, Inc. (b)	131	9,242
East West Bancorp, Inc. (b)	310	9,904
Fifth Third Bancorp	2,000	36,080
First Citizens BancShares, Inc. (Class A)	20	4,112
First Horizon National Corp. (b)	550	6,044
First Niagara Financial Group, Inc.	810	8,400
First Republic Bank (b)	261	12,170
Fulton Financial Corp.	450	5,256
Huntington Bancshares, Inc. (b)	1,916	15,826
KeyCorp	2,099	23,929
M&T Bank Corp.	293	32,793
PNC Financial Services Group, Inc.	1,209	87,592
Popular, Inc. (a)	240	6,295
Regions Financial Corp.	3,230	29,910
Signature Bank (a)(b)	110	10,067
SunTrust Banks, Inc.	1,249	40,493
SVB Financial Group (a)	100	8,637
Synovus Financial Corp.	2,550	8,415
TCF Financial Corp. (b)	370	5,284
U.S. Bancorp (b)	4,225	154,550
Valley National Bancorp (b)	450	4,478
Wells Fargo & Co.	10,995	454,313
Zions Bancorporation	424	11,626

		1,116,994

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	205	8,922
Cintas Corp. (b)	235	12,032
Clean Harbors, Inc. (a)(b)	140	8,212
Copart, Inc. (a)(b)	257	8,170
Covanta Holding Corp. (b)	240	5,131
Iron Mountain, Inc. (b)	399	10,781
KAR Auction Services, Inc.	170	4,796
Pitney Bowes, Inc. (b)	460	8,367
R.R. Donnelley & Sons Co.	410	6,478
Republic Services, Inc.	614	20,483
Rollins, Inc.	152	4,030
Stericycle, Inc. (a)	193	22,272
The ADT Corp. (b)	496	20,167
Waste Connections, Inc. (b)	284	12,897
Waste Management, Inc. (b)	1,061	43,756

		196,494

COMMUNICATIONS EQUIPMENT — 1.7%
Brocade Communications Systems, Inc. (a)	1,010	8,130
Cisco Systems, Inc.	12,202	285,771
EchoStar Corp. (Class A) (a)	90	3,955
F5 Networks, Inc. (a)(b)	188	16,123
Harris Corp. (b)	249	14,766
JDS Uniphase Corp. (a)(b)	531	7,811
Juniper Networks, Inc. (a)	1,153	22,899
Motorola Solutions, Inc.	548	32,540
Palo Alto Networks, Inc. (a)(b)	76	3,482
Polycom, Inc. (a)(b)	390	4,259
QUALCOMM, Inc.	3,947	265,870
Riverbed Technology, Inc. (a)	370	5,398

		671,004

COMPUTERS & PERIPHERALS — 3.6%
3D Systems Corp. (a)(b)	243	13,120
Apple, Inc.	2,142	1,021,199
Dell, Inc.	2,857	39,341
Diebold, Inc. (b)	150	4,404
EMC Corp.	4,795	122,560
Hewlett-Packard Co.	4,435	93,046
Lexmark International, Inc. (Class A)	140	4,620
NCR Corp. (a)	371	14,695
NetApp, Inc. (b)	826	35,204
SanDisk Corp.	542	32,255
Stratasys, Ltd. (a)(b)	70	7,088
Western Digital Corp.	483	30,622

		1,418,154

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	240	$7,505
Chicago Bridge & Iron Co. NV	250	16,942
Fluor Corp.	370	26,255
Jacobs Engineering Group, Inc. (a)	295	17,163
KBR, Inc.	358	11,685
Quanta Services, Inc. (a)	456	12,545
URS Corp.	170	9,138

		101,233

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	110	7,980
Martin Marietta Materials, Inc. (b)	93	9,130
Vulcan Materials Co. (b)	322	16,683

		33,793

CONSUMER FINANCE — 0.8%
American Express Co.	2,160	163,123
Capital One Financial Corp.	1,334	91,699
Discover Financial Services	1,121	56,655
SLM Corp.	1,015	25,274

		336,751

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (b)	150	9,019
Ball Corp. (b)	336	15,080
Bemis Co., Inc. (b)	243	9,479
Crown Holdings, Inc. (a)	333	14,079
Greif, Inc. (Class A)	70	3,432
MeadWestvaco Corp. (b)	403	15,467
Owens-Illinois, Inc. (a)	377	11,318
Packaging Corp. of America	231	13,188
Rock-Tenn Co. (Class A)	169	17,115
Sealed Air Corp.	485	13,187
Silgan Holdings, Inc.	100	4,700
Sonoco Products Co. (b)	230	8,956

		135,020

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	352	28,473
LKQ Corp. (a)(b)	687	21,888

		50,361

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (Class A) (a)(b)	220	4,578
DeVry, Inc.	140	4,279
H&R Block, Inc.	617	16,449
Service Corp. International	480	8,938
Weight Watchers International, Inc. (b)	60	2,242

		36,486

DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp.	24,589	339,328
Berkshire Hathaway, Inc. (Class B) (a)	4,101	465,504
CBOE Holdings, Inc.	200	9,046
Citigroup, Inc.	6,895	334,476
CME Group, Inc.	726	53,637
ING US, Inc. (b)	200	5,842
Interactive Brokers Group, Inc. (Class A) (b)	110	2,065
IntercontinentalExchange, Inc. (a)(b)	168	30,479
JPMorgan Chase & Co.	8,592	444,120
Leucadia National Corp.	719	19,586
Moody’s Corp.	448	31,508
MSCI, Inc. (Class A) (a)	283	11,394
NYSE Euronext	556	23,341
The NASDAQ OMX Group, Inc.	277	8,889

		1,779,215

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (b)	12,268	414,904
CenturyLink, Inc.	1,391	43,650
Frontier Communications Corp. (b)	2,431	10,137
Intelsat SA (a)	50	1,200
Level 3 Communications, Inc. (a)	383	10,222
tw telecom, Inc. (a)	392	11,707
Verizon Communications, Inc.	6,482	302,450
Windstream Holdings, Inc. (b)	1,346	10,768

		805,038

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc. (b)	1,111	48,162
Duke Energy Corp.	1,609	107,449
Edison International (b)	748	34,453
Entergy Corp.	421	26,603
Exelon Corp. (b)	1,956	57,976
FirstEnergy Corp. (b)	957	34,882
Great Plains Energy, Inc.	350	7,770
Hawaiian Electric Industries, Inc. (b)	220	5,522
ITC Holdings Corp. (b)	119	11,169
NextEra Energy, Inc.	973	77,996
Northeast Utilities	715	29,494
NV Energy, Inc.	573	13,528
OGE Energy Corp.	452	16,313
Pepco Holdings, Inc. (b)	515	9,507
Pinnacle West Capital Corp.	241	13,192
PPL Corp.	1,486	45,145
Southern Co.	1,991	81,989
Westar Energy, Inc. (b)	252	7,724
Xcel Energy, Inc. (b)	1,169	32,276

		661,150

ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	571	26,278
Eaton Corp. PLC	1,079	74,279
Emerson Electric Co.	1,636	105,849
Hubbell, Inc. (Class B)	130	13,616
Regal-Beloit Corp. (b)	100	6,793
Rockwell Automation, Inc. (b)	316	33,793
Roper Industries, Inc.	229	30,427
SolarCity Corp. (a)	50	1,730
The Babcock & Wilcox Co. (b)	260	8,767

		301,532

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	361	27,934
Arrow Electronics, Inc. (a)	239	11,599
Avnet, Inc.	315	13,139
AVX Corp. (b)	110	1,444
Corning, Inc.	3,366	49,110
Dolby Laboratories, Inc. (Class A) (b)	100	3,451
FLIR Systems, Inc.	330	10,362
Ingram Micro, Inc. (Class A) (a)	350	8,067
IPG Photonics Corp. (b)	70	3,942
Jabil Circuit, Inc.	458	9,929
Mettler-Toledo International, Inc. (a)	73	17,527

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Molex, Inc. (b)	326	$12,558
National Instruments Corp. (b)	231	7,145
Tech Data Corp. (a)	90	4,492
Trimble Navigation, Ltd. (a)(b)	581	17,261
Vishay Intertechnology, Inc. (a)(b)	300	3,867

		201,827

ENERGY EQUIPMENT & SERVICES — 1.9%
Atwood Oceanics, Inc. (a)(b)	130	7,155
Baker Hughes, Inc.	1,020	50,082
Cameron International Corp. (a)	581	33,913
Diamond Offshore Drilling, Inc. (b)	160	9,971
Dresser-Rand Group, Inc. (a)	186	11,606
Dril-Quip, Inc. (a)	90	10,328
FMC Technologies, Inc. (a)	537	29,761
Halliburton Co.	2,127	102,415
Helmerich & Payne, Inc. (b)	220	15,169
McDermott International, Inc. (a)(b)	540	4,012
Nabors Industries, Ltd.	696	11,178
National Oilwell Varco, Inc.	987	77,095
Oceaneering International, Inc.	246	19,985
Oil States International, Inc. (a)	121	12,519
Patterson-UTI Energy, Inc. (b)	340	7,269
Rowan Cos. PLC (a)	252	9,253
RPC, Inc. (b)	140	2,166
Schlumberger, Ltd.	3,036	268,261
Seadrill, Ltd. (b)	810	36,515
Superior Energy Services, Inc. (a)	386	9,665
Tidewater, Inc.	110	6,522
Unit Corp. (a)(b)	110	5,114

		739,954

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	997	114,775
CVS Caremark Corp.	2,792	158,446
Safeway, Inc. (b)	547	17,498
Sysco Corp. (b)	1,357	43,193
The Fresh Market, Inc. (a)	90	4,258
The Kroger Co.	1,166	47,036
Wal-Mart Stores, Inc.	3,705	274,022
Walgreen Co.	2,162	116,316
Whole Foods Market, Inc. (b)	848	49,608

		825,152

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,508	55,555
Bunge, Ltd.	336	25,506
Campbell Soup Co. (b)	410	16,691
ConAgra Foods, Inc.	964	29,248
Dean Foods Co. (a)	215	4,149
Flowers Foods, Inc.	428	9,176
General Mills, Inc.	1,473	70,586
Green Mountain Coffee Roasters, Inc. (a)(b)	345	25,989
Hillshire Brands Co.	298	9,160
Hormel Foods Corp. (b)	305	12,847
Ingredion, Inc. (b)	182	12,043
Kellogg Co. (b)	574	33,711
Kraft Foods Group, Inc.	1,352	70,899
McCormick & Co., Inc. (b)	301	19,475
Mead Johnson Nutrition Co.	467	34,679
Mondelez International, Inc. (Class A)	4,071	127,911
Pinnacle Foods, Inc. (b)	80	2,118
The Hershey Co. (b)	347	32,097
The J.M. Smucker Co.	247	25,945
Tyson Foods, Inc. (Class A) (b)	639	18,071
WhiteWave Foods Co. (Class A) (a)	320	6,390

		642,246

GAS UTILITIES — 0.2%
AGL Resources, Inc. (b)	272	12,520
Atmos Energy Corp.	210	8,944
National Fuel Gas Co. (b)	154	10,589
ONEOK, Inc.	479	25,540
Questar Corp.	424	9,536
UGI Corp. (b)	258	10,096

		77,225

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	3,560	118,156
Alere, Inc. (a)	190	5,808
Baxter International, Inc.	1,240	81,456
Becton, Dickinson and Co. (b)	446	44,609
Boston Scientific Corp. (a)	3,079	36,148
C.R. Bard, Inc. (b)	193	22,234
CareFusion Corp. (a)	496	18,302
Covidien PLC	1,078	65,693
DENTSPLY International, Inc. (b)	327	14,195
Edwards Lifesciences Corp. (a)	255	17,756
Hill-Rom Holdings, Inc.	140	5,016
Hologic, Inc. (a)(b)	608	12,555
IDEXX Laboratories, Inc. (a)(b)	124	12,357
Intuitive Surgical, Inc. (a)	92	34,617
Medtronic, Inc.	2,320	123,540
ResMed, Inc. (b)	323	17,061
Sirona Dental Systems, Inc. (a)(b)	128	8,567
St. Jude Medical, Inc. (b)	650	34,866
Stryker Corp. (b)	753	50,895
Teleflex, Inc. (b)	90	7,405
The Cooper Cos., Inc. (b)	104	13,488
Varian Medical Systems, Inc. (a)	244	18,234
Zimmer Holdings, Inc.	384	31,542

		794,500

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	861	55,121
AmerisourceBergen Corp.	526	32,139
Brookdale Senior Living, Inc. (a)	230	6,049
Cardinal Health, Inc. (b)	780	40,677
Catamaran Corp. (a)	470	21,597
CIGNA Corp.	651	50,036
Community Health Systems, Inc.	234	9,711
DaVita HealthCare Partners, Inc. (a)	418	23,784
Express Scripts Holding Co. (a)	1,869	115,467
HCA Holdings, Inc.	639	27,317
Health Management Associates, Inc. (Class A) (a)	590	7,552
Health Net, Inc. (a)	180	5,706
Henry Schein, Inc. (a)(b)	201	20,844
Humana, Inc.	356	33,225
Laboratory Corp. of America Holdings (a)(b)	217	21,513
LifePoint Hospitals, Inc. (a)	110	5,129
McKesson Corp.	515	66,074

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

MEDNAX, Inc. (a)(b)	119	$11,948
Omnicare, Inc.	256	14,208
Patterson Cos., Inc.	203	8,161
Quest Diagnostics, Inc. (b)	380	23,480
Tenet Healthcare Corp. (a)	225	9,268
UnitedHealth Group, Inc.	2,325	166,493
Universal Health Services, Inc. (Class B) (b)	209	15,673
VCA Antech, Inc. (a)	200	5,492
WellPoint, Inc.	687	57,440

		854,104

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	410	6,097
Cerner Corp. (a)(b)	672	35,313

		41,410

HOTELS, RESTAURANTS & LEISURE — 2.0%
Bally Technologies, Inc. (a)(b)	90	6,485
Brinker International, Inc. (b)	160	6,485
Burger King Worldwide, Inc.	255	4,978
Carnival Corp.	956	31,204
Chipotle Mexican Grill, Inc. (a)(b)	71	30,438
Choice Hotels International, Inc. (b)	60	2,591
Darden Restaurants, Inc. (b)	293	13,563
Domino’s Pizza, Inc. (b)	130	8,833
Dunkin’ Brands Group, Inc. (b)	202	9,142
Hyatt Hotels Corp. (Class A) (a)(b)	83	3,566
International Game Technology	592	11,207
Las Vegas Sands Corp.	859	57,055
Marriott International, Inc. (Class A)	536	22,544
McDonald’s Corp.	2,305	221,764
MGM Resorts International (a)	849	17,354
Norwegian Cruise Line Holdings, Ltd. (a)	60	1,851
Panera Bread Co. (Class A) (a)(b)	69	10,939
Penn National Gaming, Inc. (a)(b)	161	8,913
Royal Caribbean Cruises, Ltd.	332	12,709
SeaWorld Entertainment, Inc. (b)	70	2,074
Six Flags Entertainment Corp. (b)	150	5,068
Starbucks Corp.	1,707	131,388
Starwood Hotels & Resorts Worldwide, Inc.	443	29,437
The Wendy’s Co.	650	5,512
Wyndham Worldwide Corp.	324	19,754
Wynn Resorts, Ltd. (b)	183	28,916
Yum! Brands, Inc.	1,039	74,174

		777,944

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	663	12,882
Garmin, Ltd. (b)	284	12,834
Harman International Industries, Inc. (b)	160	10,597
Jarden Corp. (a)(b)	219	10,600
Leggett & Platt, Inc. (b)	328	9,889
Lennar Corp. (Class A) (b)	377	13,346
Mohawk Industries, Inc. (a)	148	19,277
Newell Rubbermaid, Inc.	664	18,260
NVR, Inc. (a)(b)	11	10,111
Pulte Group, Inc. (b)	887	14,635
Taylor Morrison Home Corp. (Class A) (a)(b)	70	1,586
Tempur Sealy International, Inc. (a)(b)	140	6,154
Toll Brothers, Inc. (a)(b)	391	12,680
Tupperware Brands Corp. (b)	118	10,192
Whirlpool Corp.	177	25,920

		188,963

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	319	19,156
Colgate-Palmolive Co.	2,132	126,427
Energizer Holdings, Inc.	139	12,670
Kimberly-Clark Corp.	880	82,914
The Clorox Co. (b)	293	23,944
The Procter & Gamble Co.	6,252	472,589

		737,700

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)	866	16,827
NRG Energy, Inc. (b)	734	20,060
The AES Corp.	1,415	18,805

		55,692

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	1,575	188,071
Carlisle Cos., Inc.	155	10,895
Danaher Corp. (b)	1,360	94,275
General Electric Co.	23,557	562,777

		856,018

INSURANCE — 3.3%
ACE, Ltd.	773	72,322
Aflac, Inc.	1,060	65,709
Alleghany Corp. (a)	38	15,567
Allied World Assurance Company Holdings, Ltd. (b)	80	7,951
American Financial Group, Inc.	191	10,325
American International Group, Inc.	3,365	163,640
American National Insurance Co.	20	1,961
Aon PLC	702	52,257
Arch Capital Group, Ltd. (a)(b)	308	16,672
Arthur J. Gallagher & Co.	310	13,532
Aspen Insurance Holdings, Ltd. (b)	150	5,444
Assurant, Inc.	180	9,738
Assured Guaranty, Ltd.	380	7,125
Axis Capital Holdings, Ltd. (b)	272	11,780
Brown & Brown, Inc.	274	8,795
Cincinnati Financial Corp.	372	17,544
CNA Financial Corp.	67	2,558
Endurance Specialty Holdings, Ltd.	100	5,372
Erie Indemnity Co. (Class A)	67	4,855
Everest Re Group, Ltd.	123	17,885
Fidelity National Financial, Inc. (Class A) (b)	484	12,874
Genworth Financial, Inc. (Class A) (a)	1,130	14,453
Hartford Financial Services Group, Inc.	1,051	32,707
HCC Insurance Holdings, Inc.	233	10,210
Kemper Corp.	110	3,696
Lincoln National Corp. (b)	565	23,724
Loews Corp.	713	33,326
Markel Corp. (a)	31	16,051
Marsh & McLennan Cos., Inc.	1,258	54,786
MBIA, Inc. (a)(b)	320	3,274
Mercury General Corp. (b)	60	2,899

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

MetLife, Inc.	2,043	$95,919
Old Republic International Corp. (b)	590	9,086
PartnerRe, Ltd.	139	12,724
Principal Financial Group, Inc. (b)	644	27,576
ProAssurance Corp. (b)	140	6,308
Protective Life Corp.	180	7,659
Prudential Financial, Inc.	1,067	83,205
Reinsurance Group of America, Inc.	176	11,790
RenaissanceRe Holdings, Ltd. (b)	106	9,596
StanCorp Financial Group, Inc. (b)	100	5,502
The Allstate Corp.	1,080	54,594
The Chubb Corp.	594	53,020
The Hanover Insurance Group, Inc.	100	5,532
The Progressive Corp.	1,357	36,951
The Travelers Cos., Inc.	862	73,072
Torchmark Corp. (b)	208	15,049
Unum Group	640	19,482
Validus Holdings, Ltd.	247	9,134
W.R. Berkley Corp.	248	10,629
White Mountains Insurance Group, Ltd.	14	7,947
XL Group PLC	663	20,434

		1,294,241

INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (a)	846	264,493
Expedia, Inc. (b)	243	12,585
Groupon, Inc. (a)(b)	960	10,762
HomeAway, Inc. (a)(b)	130	3,640
Liberty Interactive Corp. (Class A) (a)	1,207	28,328
Liberty Ventures, (Series A) (a)	80	7,054
Netflix, Inc. (a)	117	36,177
Priceline.com, Inc. (a)(b)	118	119,292
TripAdvisor, Inc. (a)(b)	251	19,036

		501,367

INTERNET SOFTWARE & SERVICES — 2.8%
Akamai Technologies, Inc. (a)	395	20,422
AOL, Inc. (a)(b)	180	6,224
eBay, Inc. (a)	2,958	165,027
Equinix, Inc. (a)(b)	109	20,018
Facebook, Inc. (Class A) (a)	3,887	195,283
Google, Inc. (Class A) (a)	616	539,561
IAC/InterActiveCorp.	175	9,567
LinkedIn Corp. (Class A) (a)	207	50,934
Pandora Media, Inc. (a)(b)	290	7,288
Rackspace Hosting, Inc. (a)(b)	273	14,404
VeriSign, Inc. (a)(b)	324	16,488
Yahoo!, Inc. (a)	1,965	65,159

		1,110,375

IT SERVICES — 3.5%
Accenture PLC (Class A)	1,467	108,030
Alliance Data Systems Corp. (a)(b)	108	22,839
Amdocs, Ltd.	370	13,557
Automatic Data Processing, Inc.	1,112	80,487
Booz Allen Hamilton Holding Corp. (b)	70	1,352
Broadridge Financial Solutions, Inc.	280	8,890
Cognizant Technology Solutions Corp. (Class A) (a)	685	56,252
Computer Sciences Corp.	339	17,540
CoreLogic, Inc. (a)	220	5,951
DST Systems, Inc.	80	6,033
Fidelity National Information Services, Inc.	665	30,883
Fiserv, Inc. (a)	308	31,123
FleetCor Technologies, Inc. (a)	152	16,744
Gartner, Inc. (a)(b)	214	12,840
Genpact, Ltd. (a)	380	7,174
Global Payments, Inc.	194	9,910
International Business Machines Corp.	2,370	438,877
Jack Henry & Associates, Inc.	207	10,683
Leidos Holdings, Inc.	178	8,091
Lender Processing Services, Inc.	200	6,654
Mastercard, Inc. (Class A)	267	179,632
NeuStar, Inc. (Class A) (a)	150	7,422
Paychex, Inc. (b)	738	29,992
Science Applications International Corp. (a)	102	3,428
Teradata Corp. (a)(b)	376	20,845
The Western Union Co. (b)	1,273	23,754
Total System Services, Inc. (b)	374	11,003
Vantiv, Inc. (a)	200	5,588
VeriFone Systems, Inc. (a)	222	5,075
Visa, Inc. (Class A) (b)	1,196	228,556

		1,409,205

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	266	12,539
Mattel, Inc.	792	33,153
Polaris Industries, Inc. (b)	155	20,023

		65,715

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	814	41,717
Bio-Rad Laboratories, Inc. (Class A) (a)	50	5,878
Bruker Corp. (a)	250	5,163
Charles River Laboratories International, Inc. (a)	110	5,089
Covance, Inc. (a)(b)	127	10,980
Illumina, Inc. (a)(b)	281	22,713
Life Technologies Corp. (a)	391	29,259
PerkinElmer, Inc.	258	9,739
Qiagen NV (a)	530	11,342
Quintiles Transnational Holdings, Inc. (a)(b)	60	2,693
Techne Corp. (b)	80	6,405
Thermo Fisher Scientific, Inc. (b)	826	76,116
Waters Corp. (a)(b)	191	20,286

		247,380

MACHINERY — 2.1%
AGCO Corp. (b)	215	12,990
Caterpillar, Inc. (b)	1,498	124,888
Colfax Corp. (a)	192	10,846
Crane Co.	110	6,784
Cummins, Inc.	442	58,729
Deere & Co. (b)	890	72,437
Donaldson Co., Inc.	332	12,659
Dover Corp.	394	35,393
Flowserve Corp.	331	20,651
Graco, Inc.	140	10,368
Harsco Corp.	180	4,482
IDEX Corp. (b)	190	12,397
Illinois Tool Works, Inc. (b)	862	65,745

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Ingersoll-Rand PLC	678	$44,029
ITT Corp.	210	7,550
Joy Global, Inc. (b)	246	12,556
Kennametal, Inc. (b)	180	8,208
Lincoln Electric Holdings, Inc. (b)	198	13,191
Navistar International Corp. (a)(b)	130	4,742
Nordson Corp. (b)	158	11,634
Oshkosh Corp. (a)	197	9,649
PACCAR, Inc.	809	45,029
Pall Corp. (b)	252	19,414
Parker Hannifin Corp.	342	37,182
Pentair, Ltd.	469	30,457
Snap-On, Inc. (b)	138	13,731
SPX Corp.	111	9,395
Stanley Black & Decker, Inc.	366	33,149
Terex Corp. (a)(b)	222	7,459
The Manitowoc Co., Inc. (b)	300	5,874
The Toro Co. (b)	130	7,066
Timken Co.	207	12,503
Trinity Industries, Inc. (b)	180	8,163
Valmont Industries, Inc. (b)	52	7,223
WABCO Holdings, Inc. (a)	135	11,375
Wabtec Corp.	214	13,454
Xylem, Inc. (b)	440	12,289

		833,691

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	128	11,078

MEDIA — 4.1%
AMC Networks, Inc. (Class A) (a)	138	9,450
Cablevision Systems Corp. (Class A) (b)	448	7,544
CBS Corp.	1,406	77,555
Charter Communications, Inc. (Class A) (a)	150	20,214
Cinemark Holdings, Inc.	260	8,252
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	100	820
Comcast Corp. (Class A)	5,946	268,462
DIRECTV (Class A) (a)	1,196	71,461
Discovery Communications, Inc. (Series A) (a)(b)	555	46,853
DISH Network Corp. (Class A) (b)	476	21,425
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	170	4,838
Gannett Co., Inc. (b)	523	14,011
John Wiley & Sons, Inc. (Class A) (b)	100	4,769
Lamar Advertising Co. (Class A) (a)	161	7,572
Liberty Global PLC (Class A) (a)	911	72,288
Liberty Media Corp. (Class A) (a)	231	33,992
Lions Gate Entertainment Corp. (a)	180	6,309
McGraw Hill Financial, Inc.	634	41,584
Morningstar, Inc. (b)	50	3,963
News Corp. (Class A) (a)(b)	1,176	18,887
Omnicom Group, Inc.	592	37,556
Regal Entertainment Group (Class A) (b)	190	3,606
Scripps Networks Interactive, Inc. (Class A) (b)	246	19,215
Sirius XM Radio, Inc. (b)	7,038	27,237
Starz (Class A) (a)	270	7,595
The Interpublic Group of Cos., Inc.	1,037	17,816
The Madison Square Garden Co. (Class A) (a)	155	9,001
The Walt Disney Co.	4,110	265,054
The Washington Post Co. (Class B) (b)	10	6,114
Thomson Reuters Corp. (b)	850	29,759
Time Warner Cable, Inc.	664	74,102
Time Warner, Inc.	2,130	140,175
Twenty-First Century Fox, Inc.	4,535	151,923
Viacom, Inc. (Class B)	1,104	92,272

		1,621,674

METALS & MINING — 0.6%
Alcoa, Inc. (b)	2,445	19,853
Allegheny Technologies, Inc. (b)	250	7,630
Carpenter Technology Corp. (b)	110	6,392
Cliffs Natural Resources, Inc. (b)	314	6,437
Compass Minerals International, Inc. (b)	80	6,102
Freeport-McMoRan Copper & Gold, Inc.	2,356	77,937
Newmont Mining Corp. (b)	1,147	32,231
Nucor Corp. (b)	724	35,490
Reliance Steel & Aluminum Co.	189	13,848
Royal Gold, Inc.	170	8,272
Southern Copper Corp.	360	9,806
Steel Dynamics, Inc. (b)	500	8,355
Tahoe Resources, Inc. (a)	190	3,405
United States Steel Corp. (b)	330	6,795

		242,553

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	271	13,428
Ameren Corp. (b)	565	19,685
CenterPoint Energy, Inc.	1,013	24,282
CMS Energy Corp.	610	16,055
Consolidated Edison, Inc. (b)	673	37,109
Dominion Resources, Inc.	1,321	82,536
DTE Energy Co.	396	26,128
Integrys Energy Group, Inc. (b)	189	10,563
MDU Resources Group, Inc.	395	11,048
NiSource, Inc.	737	22,766
PG&E Corp. (b)	1,031	42,189
Public Service Enterprise Group, Inc. (b)	1,158	38,133
SCANA Corp. (b)	314	14,457
Sempra Energy (b)	552	47,251
TECO Energy, Inc. (b)	484	8,005
Vectren Corp.	190	6,336
Wisconsin Energy Corp.	523	21,119

		441,090

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	130	4,822
Dillard’s, Inc. (Class A) (b)	59	4,620
Dollar General Corp. (a)	771	43,531
Dollar Tree, Inc. (a)(b)	510	29,151
Family Dollar Stores, Inc.	222	15,988
J.C. Penney Co., Inc. (a)(b)	391	3,449
Kohl’s Corp. (b)	507	26,237
Macy’s, Inc.	872	37,731
Nordstrom, Inc. (b)	332	18,658
Sears Holdings Corp. (a)(b)	106	6,322
Target Corp. (b)	1,468	93,923

		284,432

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (b)	2,809	$28,905
Zebra Technologies Corp. (Class A) (a)	120	5,463

		34,368

OIL, GAS & CONSUMABLE FUELS — 7.9%
Anadarko Petroleum Corp.	1,142	106,195
Apache Corp.	890	75,775
Cabot Oil & Gas Corp.	956	35,678
Cheniere Energy, Inc. (a)	551	18,811
Chesapeake Energy Corp. (b)	1,321	34,187
Chevron Corp.	4,423	537,394
Cimarex Energy Co.	192	18,509
Cobalt International Energy, Inc. (a)	629	15,637
Concho Resources, Inc. (a)(b)	240	26,114
ConocoPhillips (b)	2,794	194,211
CONSOL Energy, Inc.	488	16,421
Continental Resources, Inc. (a)(b)	96	10,297
CVR Energy, Inc. (b)	40	1,541
Denbury Resources, Inc. (a)	853	15,704
Devon Energy Corp.	915	52,850
Energen Corp.	160	12,222
EOG Resources, Inc.	622	105,292
EQT Corp.	353	31,318
Exxon Mobil Corp.	10,150	873,306
Golar LNG, Ltd. (b)	100	3,767
Gulfport Energy Corp. (a)(b)	180	11,581
Hess Corp.	700	54,138
HollyFrontier Corp. (b)	450	18,949
Kinder Morgan, Inc.	1,529	54,387
Kosmos Energy, Ltd. (a)	230	2,364
Laredo Petroleum Holdings, Inc. (a)	90	2,671
Marathon Oil Corp.	1,640	57,203
Marathon Petroleum Corp.	741	47,661
Murphy Oil Corp. (b)	439	26,480
Newfield Exploration Co. (a)(b)	313	8,567
Noble Energy, Inc.	820	54,948
Oasis Petroleum, Inc. (a)(b)	209	10,268
Occidental Petroleum Corp.	1,838	171,927
PBF Energy, Inc. (b)	50	1,123
Peabody Energy Corp. (b)	665	11,471
Phillips 66	1,417	81,931
Pioneer Natural Resources Co. (b)	315	59,472
QEP Resources, Inc. (b)	421	11,657
Range Resources Corp. (b)	372	28,231
SandRidge Energy, Inc. (a)(b)	1,130	6,622
SM Energy Co.	162	12,505
Southwestern Energy Co. (a)(b)	803	29,213
Spectra Energy Corp.	1,520	52,030
Teekay Corp. (b)	90	3,848
Tesoro Corp.	301	13,238
The Williams Cos., Inc.	1,556	56,576
Ultra Petroleum Corp. (a)(b)	350	7,200
Valero Energy Corp.	1,244	42,483
Whiting Petroleum Corp. (a)(b)	266	15,920
World Fuel Services Corp. (b)	170	6,343
WPX Energy, Inc. (a)(b)	460	8,860

		3,155,096

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	80	6,354
International Paper Co.	995	44,576
Weyerhaeuser Co.	1,366	39,108

		90,038

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (b)	992	20,435
Herbalife, Ltd. (b)	197	13,745
Nu Skin Enterprises, Inc. (Class A) (b)	130	12,446
The Estee Lauder Cos., Inc. (Class A)	527	36,837

		83,463

PHARMACEUTICALS — 5.2%
AbbVie, Inc.	3,614	161,654
Actavis, Inc. (a)(b)	305	43,920
Allergan, Inc.	678	61,325
Bristol-Myers Squibb Co.	3,745	173,319
Eli Lilly & Co.	2,260	113,746
Endo Health Solutions, Inc. (a)(b)	248	11,269
Forest Laboratories, Inc. (a)	619	26,487
Hospira, Inc. (a)(b)	381	14,943
Jazz Pharmaceuticals PLC (a)	120	11,036
Johnson & Johnson	6,405	555,249
Mallinckrodt PLC (a)	143	6,305
Merck & Co., Inc.	6,851	326,176
Mylan, Inc. (a)	869	33,170
Perrigo Co. (b)	208	25,663
Pfizer, Inc.	15,270	438,402
Salix Pharmaceuticals, Ltd. (a)(b)	140	9,363
Warner Chilcott PLC (Class A)	554	12,659
Zoetis, Inc.	1,146	35,664

		2,060,350

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	100	10,385
Equifax, Inc.	272	16,279
IHS, Inc. (Class A) (a)(b)	152	17,355
Manpower, Inc.	190	13,821
Nielsen Holdings NV	505	18,407
Robert Half International, Inc.	349	13,622
Towers Watson & Co. (Class A) (b)	140	14,974
Verisk Analytics, Inc. (Class A) (a)	347	22,541

		127,384

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Alexandria Real Estate Equities, Inc.	161	10,280
American Campus Communities, Inc.	225	7,684
American Capital Agency Corp. (b)	916	20,674
American Tower Corp.	900	66,717
Annaly Capital Management, Inc. (b)	2,165	25,071
Apartment Investment & Management Co. (Class A)	295	8,242
AvalonBay Communities, Inc. (b)	300	38,127
BioMed Realty Trust, Inc. (b)	430	7,994
Boston Properties, Inc. (b)	350	37,415
Brandywine Realty Trust (b)	360	4,745
BRE Properties, Inc.	177	8,984
Camden Property Trust (b)	189	11,612
CBL & Associates Properties, Inc. (b)	373	7,124
Chimera Investment Corp.	2,350	7,144
CommonWealth REIT	270	5,916
Corporate Office Properties Trust (b)	200	4,620
Corrections Corp. of America	266	9,190
DDR Corp. (b)	522	8,201
Digital Realty Trust, Inc. (b)	295	15,664

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Douglas Emmett, Inc.	330	$7,745
Duke Realty Corp. (b)	669	10,329
Equity Lifestyle Properties, Inc.	200	6,834
Equity Residential	818	43,820
Essex Property Trust, Inc. (b)	97	14,327
Extra Space Storage, Inc. (b)	225	10,294
Federal Realty Investment Trust	162	16,435
General Growth Properties, Inc.	1,356	26,157
Hatteras Financial Corp. (b)	230	4,303
HCP, Inc.	1,026	42,015
Health Care REIT, Inc.	633	39,487
Healthcare Trust of America, Inc. (Class A) (b)	250	2,630
Home Properties, Inc. (b)	120	6,930
Hospitality Properties Trust	320	9,056
Host Hotels & Resorts, Inc. (b)	1,724	30,463
Kilroy Realty Corp. (b)	196	9,790
Kimco Realty Corp. (b)	928	18,727
Liberty Property Trust (b)	326	11,606
Mack-Cali Realty Corp. (b)	200	4,388
MFA Financial, Inc.	820	6,109
Mid-America Apartment Communities, Inc.	100	6,250
National Retail Properties, Inc.	266	8,464
OMEGA Healthcare Investors, Inc.	270	8,065
Piedmont Office Realty Trust, Inc. (Class A)	380	6,597
Plum Creek Timber Co., Inc. (b)	371	17,374
Post Properties, Inc. (b)	120	5,402
ProLogis (b)	1,117	42,022
Public Storage	330	52,981
Rayonier, Inc.	279	15,526
Realty Income Corp. (b)	436	17,331
Regency Centers Corp. (b)	205	9,912
Retail Properties of America, Inc. (Class A) (b)	310	4,262
Senior Housing Properties Trust (b)	465	10,853
Simon Property Group, Inc.	711	105,392
SL Green Realty Corp.	214	19,012
Spirit Realty Capital, Inc.	800	7,344
Starwood Property Trust, Inc. (b)	380	9,109
Tanger Factory Outlet Centers, Inc. (b)	220	7,183
Taubman Centers, Inc.	155	10,433
The Macerich Co. (b)	322	18,174
Two Harbors Investment Corp.	851	8,263
UDR, Inc. (b)	533	12,632
Ventas, Inc.	667	41,020
Vornado Realty Trust	430	36,146
Weingarten Realty Investors (b)	319	9,356
WP Carey, Inc.	128	8,282

		1,124,234

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	640	14,803
Forest City Enterprises, Inc. (Class A) (a)	360	6,819
Jones Lang LaSalle, Inc.	97	8,468
Realogy Holdings Corp. (a)(b)	281	12,089
The Howard Hughes Corp. (a)	90	10,113
The St. Joe Co. (a)	150	2,943

		55,235

ROAD & RAIL — 1.0%
AMERCO, Inc.	20	3,683
Avis Budget Group, Inc. (a)(b)	250	7,208
Con-way, Inc.	130	5,602
CSX Corp.	2,333	60,051
Genesee & Wyoming, Inc. (Class A) (a)	94	8,739
Hertz Global Holdings, Inc. (a)	795	17,617
J.B. Hunt Transport Services, Inc.	205	14,951
Kansas City Southern (b)	251	27,449
Landstar System, Inc.	110	6,158
Norfolk Southern Corp. (b)	722	55,847
Old Dominion Freight Line, Inc. (a)	160	7,358
Ryder Systems, Inc. (b)	120	7,164
Union Pacific Corp.	1,066	165,592

		387,419

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc. (a)(b)	1,380	5,244
Altera Corp.	733	27,238
Analog Devices, Inc.	707	33,264
Applied Materials, Inc. (b)	2,693	47,235
Atmel Corp. (a)	980	7,291
Avago Technologies, Ltd.	560	24,147
Broadcom Corp. (Class A)	1,306	33,969
Cree, Inc. (a)(b)	253	15,228
Fairchild Semiconductor International, Inc. (a)(b)	290	4,028
First Solar, Inc. (a)(b)	140	5,629
Freescale Semiconductor, Ltd. (a)	130	2,165
Intel Corp. (b)	11,346	260,050
KLA-Tencor Corp.	380	23,123
Lam Research Corp. (a)	375	19,196
Linear Technology Corp. (b)	484	19,196
LSI Corp.	1,356	10,604
Marvell Technology Group, Ltd. (b)	901	10,362
Maxim Integrated Products, Inc.	661	19,698
Microchip Technology, Inc. (b)	439	17,687
Micron Technology, Inc. (a)	2,399	41,911
NVIDIA Corp. (b)	1,320	20,539
ON Semiconductor Corp. (a)	945	6,899
Silicon Laboratories, Inc. (a)(b)	100	4,271
Skyworks Solutions, Inc. (a)	474	11,774
Teradyne, Inc. (a)(b)	440	7,269
Texas Instruments, Inc.	2,535	102,085
Xilinx, Inc. (b)	593	27,788

		807,890

SOFTWARE — 3.6%
Activision Blizzard, Inc.	1,001	16,687
Adobe Systems, Inc. (a)	1,143	59,368
Ansys, Inc. (a)	223	19,294
Autodesk, Inc. (a)	508	20,914
CA, Inc.	749	22,223
Cadence Design Systems, Inc. (a)(b)	599	8,087
Citrix Systems, Inc. (a)	437	30,857
Compuware Corp.	490	5,488
Concur Technologies, Inc. (a)(b)	107	11,824
Electronic Arts, Inc. (a)	690	17,630
FactSet Research Systems, Inc. (b)	101	11,019
Fortinet, Inc. (a)	304	6,159
Informatica Corp. (a)	251	9,782

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Intuit, Inc. (b)	675	$44,759
MICROS Systems, Inc. (a)(b)	143	7,141
Microsoft Corp.	19,088	635,821
NetSuite, Inc. (a)(b)	79	8,527
Nuance Communications, Inc. (a)(b)	593	11,086
Oracle Corp.	8,072	267,748
Red Hat, Inc. (a)(b)	433	19,979
Rovi Corp. (a)	240	4,601
Salesforce.com, Inc. (a)(b)	1,308	67,898
ServiceNow, Inc. (a)(b)	180	9,351
SolarWinds, Inc. (a)(b)	155	5,434
Solera Holdings, Inc.	169	8,935
Splunk, Inc. (a)(b)	230	13,809
Symantec Corp.	1,587	39,278
Synopsys, Inc. (a)	332	12,516
Tableau Software, Inc. (Class A) (a)	20	1,425
TIBCO Software, Inc. (a)	412	10,543
VMware, Inc. (Class A) (a)(b)	192	15,533
Workday, Inc. (Class A) (a)(b)	82	6,636
Zynga, Inc. (Class A) (a)	1,330	4,894

		1,435,246

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	170	4,709
Abercrombie & Fitch Co. (Class A) (b)	174	6,154
Advance Auto Parts, Inc.	174	14,386
American Eagle Outfitters, Inc. (b)	437	6,114
Ascena Retail Group, Inc. (a)	290	5,780
AutoNation, Inc. (a)(b)	110	5,739
AutoZone, Inc. (a)(b)	81	34,241
Bed Bath & Beyond, Inc. (a)	508	39,299
Best Buy Co., Inc. (b)	646	24,225
Cabela’s, Inc. (a)(b)	110	6,933
CarMax, Inc. (a)(b)	533	25,835
Chico’s FAS, Inc.	370	6,164
CST Brands, Inc. (b)	142	4,232
Dick’s Sporting Goods, Inc. (b)	190	10,142
DSW, Inc. (Class A)	80	6,826
Foot Locker, Inc.	342	11,607
GameStop Corp. (Class A) (b)	270	13,405
GNC Holdings, Inc. (Class A)	220	12,019
Guess?, Inc. (b)	140	4,179
L Brands, Inc. (b)	538	32,872
Lowe’s Cos., Inc.	2,481	118,120
Murphy USA, Inc. (a)(b)	109	4,403
O’Reilly Automotive, Inc. (a)	252	32,153
PetSmart, Inc. (b)	232	17,692
Ross Stores, Inc.	487	35,454
Sally Beauty Holdings, Inc. (a)	389	10,176
Signet Jewelers, Ltd.	183	13,112
Staples, Inc. (b)	1,518	22,239
The Gap, Inc. (b)	641	25,819
The Home Depot, Inc.	3,335	252,960
Tiffany & Co.	257	19,691
TJX Cos., Inc.	1,638	92,367
Tractor Supply Co. (b)	318	21,360
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	151	18,038
Urban Outfitters, Inc. (a)	244	8,972
Williams-Sonoma, Inc. (b)	237	13,319

		980,736

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc. (b)	134	10,169
Coach, Inc. (b)	646	35,226
Deckers Outdoor Corp. (a)(b)	80	5,274
Fossil Group, Inc. (a)(b)	126	14,646
Hanesbrands, Inc. (b)	228	14,207
Michael Kors Holdings, Ltd. (a)	480	35,770
NIKE, Inc. (Class B)	1,612	117,096
PVH Corp. (b)	187	22,195
Ralph Lauren Corp.	136	22,403
Under Armour, Inc. (Class A) (a)(b)	193	15,334
V.F. Corp. (b)	201	40,009

		332,329

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,210	10,950
Nationstar Mortgage Holdings, Inc. (a)(b)	50	2,812
New York Community Bancorp, Inc. (b)	976	14,747
Ocwen Financial Corp. (a)	216	12,046
People’s United Financial, Inc. (b)	750	10,785
TFS Financial Corp. (a)	180	2,155
Washington Federal, Inc.	240	4,963

		58,458

TOBACCO — 1.4%
Altria Group, Inc.	4,589	157,632
Lorillard, Inc. (b)	867	38,824
Philip Morris International, Inc.	3,724	322,461
Reynolds American, Inc.	734	35,805
United Rentals, Inc. (a)(b)	234	13,640

		568,362

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (b)	160	4,426
Fastenal Co. (b)	676	33,969
GATX Corp. (b)	110	5,227
MRC Global, Inc. (a)	190	5,092
MSC Industrial Direct Co., Inc. (Class A)	104	8,460
W.W. Grainger, Inc.	137	35,854
WESCO International, Inc. (a)(b)	100	7,653

		100,681

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	398	16,429
Aqua America, Inc. (b)	401	9,917

		26,346

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	671	49,003
SBA Communications Corp. (Class A) (a)(b)	277	22,288
Sprint Corp. (a)(b)	2,148	13,339
T-Mobile US, Inc. (a)	389	10,102
Telephone & Data Systems, Inc.	220	6,501
US Cellular Corp. (b)	30	1,366

		102,599

TOTAL COMMON STOCKS —
(Cost $30,987,007)		39,613,618

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 10.8%
MONEY MARKET FUNDS — 10.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,247,749	$4,247,749
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	28,204	28,204

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,275,953)		4,275,953

TOTAL INVESTMENTS — 110.6% (h)
(Cost $35,262,960)		43,889,571
OTHER ASSETS & LIABILITIES — (10.6)%		(4,190,004)

NET ASSETS — 100.0%		$39,699,567

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	164	$4,482
Aerovironment, Inc. (a)	76	1,756
American Science & Engineering, Inc.	34	2,050
API Technologies Corp. (a)	134	393
Astronics Corp. (a)	52	2,585
Cubic Corp.	82	4,402
Curtiss-Wright Corp.	194	9,110
DigitalGlobe, Inc. (a)	308	9,739
Ducommun, Inc. (a)	44	1,262
Engility Holdings, Inc. (a)	72	2,285
Erickson Air-Crane, Inc. (a)	16	251
Esterline Technologies Corp. (a)	133	10,625
GenCorp, Inc. (a)	250	4,007
HEICO Corp.	225	15,241
Innovative Solutions & Support, Inc.	52	414
Kratos Defense & Security Solutions, Inc. (a)	182	1,507
LMI Aerospace, Inc. (a)	42	561
Moog, Inc. (Class A) (a)	192	11,265
National Presto Industries, Inc.	20	1,408
Orbital Sciences Corp. (a)	248	5,253
Sparton Corp. (a)	42	1,071
Taser International, Inc. (a)	212	3,161
Teledyne Technologies, Inc. (a)	158	13,419
The Keyw Holding Corp. (a)	132	1,775

		108,022

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	214	1,603
Atlas Air Worldwide Holdings, Inc. (a)	106	4,888
Echo Global Logistics, Inc. (a)	74	1,550
Forward Air Corp.	124	5,003
HUB Group, Inc. (Class A) (a)	159	6,238
Pacer International, Inc. (a)	146	904
Park-Ohio Holdings Corp. (a)	36	1,383
UTI Worldwide, Inc.	376	5,681
XPO Logistics, Inc. (a)	123	2,665

		29,915

AIRLINES — 0.7%
Allegiant Travel Co.	62	6,532
Hawaiian Holdings, Inc. (a)	214	1,592
JetBlue Airways Corp. (a)	962	6,407
Republic Airways Holdings, Inc. (a)	204	2,428
SkyWest, Inc.	214	3,107
Spirit Airlines, Inc. (a)	250	8,568
US Airways Group, Inc. (a)	799	15,149

		43,783

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	278	5,482
Cooper Tire & Rubber Co.	262	8,070
Dana Holding Corp.	621	14,184
Dorman Products, Inc.	104	5,153
Drew Industries, Inc.	94	4,281
Federal-Mogul Corp. (a)	94	1,578
Fuel Systems Solutions, Inc. (a)	58	1,140
Gentherm, Inc. (a)	138	2,633
Modine Manufacturing Co. (a)	196	2,867
Remy International, Inc.	58	1,174
Shiloh Industries, Inc.	26	341
Spartan Motors, Inc.	142	862
Standard Motor Products, Inc.	82	2,637
Stoneridge, Inc. (a)	118	1,275
Superior Industries International, Inc.	96	1,712
Tenneco, Inc. (a)	258	13,029
Tower International, Inc. (a)	26	520

		66,938

AUTOMOBILES — 0.0% (b)
Winnebago Industries, Inc. (a)	116	3,011

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)	34	8,303
Coca-Cola Hellenic Bottling Co.	22	1,378
Craft Brew Alliance, Inc. (a)	44	591
National Beverage Corp.	46	822

		11,094

BIOTECHNOLOGY — 4.2%
ACADIA Pharmaceuticals, Inc. (a)	290	7,966
Achillion Pharmaceuticals, Inc. (a)	400	1,208
Acorda Therapeutics, Inc. (a)	168	5,759
Aegerion Pharmaceuticals, Inc. (a)	122	10,457
Alnylam Pharmaceuticals, Inc. (a)	247	15,810
AMAG Pharmaceuticals, Inc. (a)	90	1,933
Amicus Therapeutics, Inc. (a)	126	292
Anacor Pharmaceuticals, Inc. (a)	104	1,104
Arena Pharmaceuticals, Inc. (a)	902	4,754
ArQule, Inc. (a)	246	573
Array BioPharma, Inc. (a)	484	3,010
Astex Pharmaceuticals (a)	392	3,324
Aveo Pharmaceuticals, Inc. (a)	214	443
Biotime, Inc. (a)	152	578
Cell Therapeutics, Inc. (a)	466	764
Celldex Therapeutics, Inc. (a)	334	11,834
Cepheid, Inc. (a)	278	10,853
Chelsea Therapeutics International, Ltd. (a)	278	837
ChemoCentryx, Inc. (a)	102	567
Chimerix, Inc. (a)	36	791
Clovis Oncology, Inc. (a)	67	4,072
Coronado Biosciences, Inc. (a)	92	646
Curis, Inc. (a)	334	1,490
Cytokinetics, Inc. (a)	102	774
Cytori Therapeutics, Inc. (a)	262	610
Dendreon Corp. (a)	652	1,910
Durata Therapeutics, Inc. (a)	54	488
Dyax Corp. (a)	452	3,101
Dynavax Technologies Corp. (a)	758	910
Emergent Biosolutions, Inc. (a)	114	2,172
Enanta Pharmaceuticals, Inc. (a)	16	367
Enzon Pharmaceuticals, Inc.	156	262
Epizyme, Inc. (a)	24	963
Exact Sciences Corp. (a)	308	3,637
Exelixis, Inc. (a)	760	4,423
Fibrocell Science, Inc. (a)	70	307
Galena Biopharma, Inc. (a)	346	785
Genomic Health, Inc. (a)	70	2,141
Geron Corp. (a)	540	1,809
GTx, Inc. (a)	108	217
Halozyme Therapeutics, Inc. (a)	368	4,063
Hyperion Therapeutics, Inc. (a)	34	888
Idenix Pharmaceuticals, Inc. (a)	414	2,157

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

ImmunoGen, Inc. (a)	350	$5,957
Immunomedics, Inc. (a)	304	1,882
Infinity Pharmaceuticals, Inc. (a)	198	3,455
Insmed, Inc. (a)	162	2,529
Insys Therapeutics, Inc. (a)	20	700
Intercept Pharmaceuticals, Inc. (a)	26	1,795
InterMune, Inc. (a)	338	5,195
Ironwood Pharmaceuticals, Inc. (a)	386	4,574
Isis Pharmaceuticals, Inc. (a)	475	17,831
KaloBios Pharmaceuticals, Inc. (a)	36	163
Keryx Biopharmaceuticals, Inc. (a)	338	3,414
KYTHERA Biopharmaceuticals, Inc. (a)	42	1,919
Lexicon Pharmaceuticals, Inc. (a)	942	2,233
Ligand Pharmaceuticals, Inc. (Class B) (a)	74	3,203
MannKind Corp. (a)	616	3,511
MEI Pharma, Inc. (a)	40	454
Merrimack Pharmaceuticals, Inc. (a)	443	1,683
MiMedx Group, Inc. (a)	348	1,451
Momenta Pharmaceuticals, Inc. (a)	196	2,820
Nanosphere, Inc. (a)	174	348
Neurocrine Biosciences, Inc. (a)	276	3,124
NewLink Genetics Corp. (a)	70	1,315
Novavax, Inc. (a)	558	1,763
NPS Pharmaceuticals, Inc. (a)	416	13,233
OncoGenex Pharmaceutical, Inc. (a)	60	556
Opko Health, Inc. (a)	789	6,951
Orexigen Therapeutics, Inc. (a)	392	2,407
Osiris Therapeutics, Inc. (a)	68	1,132
OvaScience, Inc. (a)	38	377
PDL BioPharma, Inc.	580	4,623
Peregrine Pharmaceuticals, Inc. (a)	568	801
Portola Pharmaceuticals, Inc. (a)	40	1,070
Progenics Pharmaceuticals, Inc. (a)	281	1,413
Prothena Corp. PLC (a)	50	1,011
Puma Biotechnology, Inc. (a)	92	4,937
Raptor Pharmaceutical Corp. (a)	249	3,720
Receptos, Inc. (a)	24	623
Regulus Therapeutics, Inc. (a)	38	358
Repligen Corp. (a)	130	1,442
Rigel Pharmaceuticals, Inc. (a)	360	1,289
Sangamo Biosciences, Inc. (a)	222	2,327
Sarepta Therapeutics, Inc. (a)	140	6,612
SIGA Technologies, Inc. (a)	152	584
Spectrum Pharmaceuticals, Inc.	248	2,081
Stemline Therapeutics, Inc. (a)	38	1,721
Sunesis Pharmaceuticals, Inc. (a)	134	665
Synageva BioPharma Corp. (a)	70	4,432
Synergy Pharmaceuticals, Inc. (a)	334	1,526
Synta Pharmaceuticals Corp. (a)	168	1,060
Targacept, Inc. (a)	116	616
TESARO, Inc. (a)	56	2,169
Tetraphase Pharmaceuticals, Inc. (a)	48	546
TG Therapeutics, Inc. (a)	52	265
Threshold Pharmaceuticals, Inc. (a)	194	902
Vanda Pharmaceuticals, Inc. (a)	139	1,525
Verastem, Inc. (a)	85	1,057
Vical, Inc. (a)	314	393
XOMA Corp. (a)	260	1,165
ZIOPHARM Oncology, Inc. (a)	278	1,098

		269,055

BUILDING PRODUCTS — 0.7%
AAON, Inc.	116	3,081
American Woodmark Corp. (a)	42	1,455
Apogee Enterprises, Inc.	118	3,502
Builders FirstSource, Inc. (a)	184	1,082
Gibraltar Industries, Inc. (a)	128	1,825
Griffon Corp.	184	2,307
Insteel Industries, Inc.	74	1,191
NCI Building Systems, Inc. (a)	86	1,096
Nortek, Inc. (a)	40	2,749
Patrick Industries, Inc. (a)	28	841
PGT, Inc. (a)	138	1,368
Ply Gem Holdings, Inc. (a)	66	923
Quanex Building Products Corp.	154	2,900
Simpson Manufacturing Co., Inc.	168	5,472
Trex Co., Inc. (a)	76	3,764
Universal Forest Products, Inc.	82	3,452
USG Corp. (a)	318	9,089

		46,097

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A)	66	1,570
BGC Partners, Inc. (Class A)	526	2,972
Calamos Asset Management, Inc. (Class A)	82	819
CIFC Corp.	28	221
Cohen & Steers, Inc.	78	2,754
Cowen Group, Inc. (Class A) (a)	404	1,394
Diamond Hill Investment Group, Inc.	12	1,283
Evercore Partners, Inc. (Class A)	136	6,695
FBR & Co. (a)	36	965
Financial Engines, Inc.	208	12,364
FXCM, Inc. (Class A)	152	3,002
GAMCO Investors, Inc. (Class A), (Class A)	24	1,822
GFI Group, Inc.	288	1,138
Greenhill & Co., Inc.	116	5,786
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62	707
HFF, Inc. (Class A)	138	3,457
ICG Group, Inc. (a)	158	2,242
Intl. FCStone, Inc. (a)	58	1,186
Investment Technology Group, Inc. (a)	154	2,421
Janus Capital Group, Inc.	618	5,259
JMP Group, Inc.	66	409
KCG Holdings, Inc. (Class A) (a)	293	2,540
Ladenburg Thalmann Financial Services, Inc. (a)	426	771
Manning & Napier, Inc.	56	934
Oppenheimer Holdings, Inc. (Class A)	42	746
Piper Jaffray Co., Inc. (a)	72	2,469
Pzena Investment Management, Inc. (Class A), (Class A)	46	312
Safeguard Scientifics, Inc. (a)	86	1,349
Stifel Financial Corp. (a)	270	11,130
SWS Group, Inc. (a)	120	670
Virtus Investment Partners, Inc. (a)	24	3,903
Walter Investment Management Corp. (a)	152	6,010
Westwood Holdings Group, Inc.	28	1,345
WisdomTree Investments, Inc. (a)	416	4,830

		95,475

CHEMICALS — 2.3%
A. Schulman, Inc.	122	3,594

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Advanced Emissions Solutions, Inc. (a)	42	$1,794
American Pacific Corp. (a)	24	1,314
American Vanguard Corp.	118	3,176
Arabian American Development Co. (a)	82	746
Axiall Corp.	296	11,186
Balchem Corp.	128	6,624
Calgon Carbon Corp. (a)	224	4,254
Chase Corp.	26	764
Chemtura Corp. (a)	419	9,633
Ferro Corp. (a)	300	2,733
Flotek Industries, Inc. (a)	198	4,554
FutureFuel Corp.	90	1,616
GSE Holding, Inc. (a)	34	71
H.B. Fuller Co.	208	9,399
Hawkins, Inc.	38	1,434
Innophos Holdings, Inc.	90	4,750
Innospec, Inc.	98	4,573
Intrepid Potash, Inc.	226	3,544
KMG Chemicals, Inc.	34	748
Koppers Holdings, Inc.	86	3,668
Kraton Performance Polymers, Inc. (a)	134	2,625
Landec Corp. (a)	108	1,318
LSB Industries, Inc. (a)	80	2,682
Minerals Technologies, Inc.	144	7,109
Olin Corp.	332	7,659
OM Group, Inc. (a)	132	4,459
Omnova Solutions, Inc. (a)	194	1,659
Penford Corp. (a)	40	573
PolyOne Corp.	421	12,929
Quaker Chemical Corp.	54	3,945
Sensient Technologies Corp.	213	10,201
Stepan Co.	78	4,503
Taminco Corp. (a)	66	1,340
Tredegar Corp.	102	2,652
Zep, Inc.	94	1,528
Zoltek Cos., Inc. (a)	114	1,903

		147,260

COMMERCIAL BANKS — 6.9%
1st Source Corp.	62	1,669
1st United Bancorp, Inc.	124	909
Access National Corp.	30	428
American National Bankshares, Inc.	32	742
Ameris Bancorp (a)	98	1,801
Ames National Corp.	38	865
Arrow Financial Corp.	44	1,122
Bancfirst Corp.	30	1,622
Banco Latinoamericano de Comercio Exterior SA	122	3,040
Bancorp, Inc. (a)	136	2,410
BancorpSouth, Inc.	394	7,856
Bank of Kentucky Financial Corp.	26	710
Bank of Marin Bancorp	22	914
Bank of the Ozarks, Inc.	128	6,143
Banner Corp.	80	3,053
Bar Harbor Bankshares	16	589
BBCN Bancorp, Inc.	328	4,513
BNC Bancorp	76	1,014
Boston Private Financial Holdings, Inc.	330	3,663
Bridge Bancorp, Inc.	38	817
Bridge Capital Holdings (a)	40	679
Bryn Mawr Bank Corp.	56	1,510
C&F Financial Corp.	14	678
Camden National Corp.	32	1,309
Capital Bank Financial Corp. (Class A) (a)	102	2,239
Capital City Bank Group, Inc. (a)	52	613
Cardinal Financial Corp.	126	2,083
Cascade Bancorp (a)	26	152
Cathay General Bancorp	326	7,619
Center Bancorp, Inc.	48	683
Centerstate Banks, Inc.	124	1,200
Central Pacific Financial Corp.	90	1,593
Century Bancorp, Inc. (Class A)	14	467
Chemical Financial Corp.	114	3,183
Chemung Financial Corp.	14	485
Citizens & Northern Corp.	52	1,037
City Holding Co.	64	2,767
CNB Financial Corp.	52	887
CoBiz Financial, Inc.	146	1,410
Columbia Banking System, Inc.	212	5,236
Community Bank System, Inc.	166	5,664
Community Trust Bancorp, Inc.	58	2,354
CommunityOne Bancorp (a)	44	435
ConnectOne Bancorp, Inc. (a)	8	281
CU Bancorp (a)	38	693
Customers Bancorp, Inc. (a)	82	1,320
CVB Financial Corp.	380	5,138
Eagle Bancorp, Inc. (a)	92	2,603
Enterprise Bancorp, Inc.	30	567
Enterprise Financial Services Corp.	74	1,242
F.N.B. Corp.	600	7,278
Farmers Capital Bank Corp. (a)	30	656
Fidelity Southern Corp.	73	1,120
Financial Institutions, Inc.	58	1,187
First Bancorp	82	1,185
First Bancorp, Inc.	40	671
First BanCorp- Puerto Rico (a)	298	1,693
First Busey Corp.	300	1,563
First Commonwealth Financial Corp.	406	3,081
First Community Bancshares, Inc.	74	1,210
First Connecticut Bancorp, Inc.	70	1,029
First Financial Bancorp	240	3,641
First Financial Bankshares, Inc.	135	7,941
First Financial Corp.	46	1,452
First Financial Holdings, Inc.	104	5,737
First Interstate Bancsystem, Inc.	72	1,739
First Merchants Corp.	120	2,080
First Midwest Bancorp, Inc.	310	4,684
First NBC Bank Holding Co. (a)	18	439
First Security Group, Inc. (a)	258	537
FirstMerit Corp.	700	15,197
Flushing Financial Corp.	128	2,362
German American Bancorp, Inc.	52	1,311
Glacier Bancorp, Inc.	298	7,364
Great Southern Bancorp, Inc.	42	1,186
Guaranty Bancorp	60	821
Hampton Roads Bankshares, Inc. (a)	140	199
Hancock Holding Co.	360	11,297
Hanmi Financial Corp.	130	2,154
Heartland Financial USA, Inc.	62	1,727
Heritage Commerce Corp.	86	658
Heritage Financial Corp.	62	962
Heritage Oaks Bancorp (a)	84	538

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Home Bancshares, Inc.	188	$5,710
Home Federal Bancorp, Inc.	60	755
HomeTrust Bancshares, Inc. (a)	86	1,419
Horizon Bancorp	36	841
Hudson Valley Holding Corp.	68	1,277
IBERIABANK Corp.	127	6,587
Independent Bank Corp.-Massachusetts	94	3,356
Independent Bank Group, Inc.	16	576
International Bancshares Corp.	222	4,802
Intervest Bancshares Corp. (a)	74	587
Investors Bancorp, Inc.	192	4,201
Lakeland Bancorp, Inc.	149	1,676
Lakeland Financial Corp.	68	2,220
LCNB Corp.	26	509
Macatawa Bank Corp. (a)	98	527
MainSource Financial Group, Inc.	84	1,276
MB Financial, Inc.	226	6,382
Mercantile Bank Corp.	36	784
Merchants Bancshares, Inc.	24	695
Metro Bancorp, Inc. (a)	58	1,219
MetroCorp Bancshares, Inc.	66	908
Middleburg Financial Corp.	22	424
MidSouth Bancorp, Inc.	34	527
MidWestOne Financial Group, Inc.	28	720
National Bankshares, Inc.	28	1,005
National Penn Bancshares, Inc.	484	4,864
NBT Bancorp, Inc.	182	4,182
NewBridge Bancorp (a)	104	758
Northrim BanCorp, Inc.	26	627
OFG Bancorp	188	3,044
Old National Bancorp	420	5,964
OmniAmerican Bancorp, Inc. (a)	48	1,174
Pacific Continental Corp.	74	970
Pacific Premier Bancorp, Inc. (a)	64	860
PacWest Bancorp	156	5,360
Palmetto Bancshares, Inc. (a)	18	235
Park National Corp.	48	3,796
Park Sterling Corp.	186	1,192
Peapack Gladstone Financial Corp.	38	705
Penns Woods Bancorp, Inc.	20	996
Peoples Bancorp, Inc.	44	919
Pinnacle Financial Partners, Inc. (a)	146	4,352
Preferred Bank (a)	48	854
PrivateBancorp, Inc.	268	5,735
Prosperity Bancshares, Inc.	255	15,769
Renasant Corp.	125	3,396
Republic Bancorp, Inc. (Class A)	40	1,102
S&T Bancorp, Inc.	124	3,003
S.Y. Bancorp, Inc.	58	1,643
Sandy Spring Bancorp, Inc.	104	2,419
Seacoast Banking Corp. of Florida (a)	304	660
Sierra Bancorp	50	786
Simmons First National Corp.	68	2,114
Southside Bancshares, Inc.	74	1,985
Southwest Bancorp, Inc. (a)	82	1,214
State Bank Financial Corp.	132	2,095
StellarOne Corp.	94	2,115
Sterling Bancorp	128	1,757
Sterling Financial Corp.	140	4,011
Suffolk Bancorp (a)	48	851
Sun Bancorp, Inc. (a)	168	643
Susquehanna Bancshares, Inc.	772	9,689
Taylor Capital Group, Inc. (a)	72	1,595
Texas Capital Bancshares, Inc. (a)	174	7,999
The First of Long Island Corp.	32	1,243
The National Bank Holdings Corp. (Class A)	216	4,437
Tompkins Financial Corp.	60	2,773
TowneBank	108	1,557
Trico Bancshares	66	1,503
Tristate Capital Holdings, Inc. (a)	28	361
Trustmark Corp.	278	7,117
UMB Financial Corp.	134	7,281
Umpqua Holdings Corp.	464	7,526
Union First Market Bankshares Corp.	84	1,963
United Bankshares, Inc.	208	6,028
United Community Banks, Inc. (a)	178	2,670
Univest Corp. of Pennsylvania	70	1,319
VantageSouth Bancshares, Inc. (a)	50	265
ViewPoint Financial Group	166	3,431
Virginia Commerce Bancorp, Inc. (a)	112	1,739
Washington Banking Co.	64	900
Washington Trust Bancorp, Inc.	60	1,886
Webster Financial Corp.	383	9,778
WesBanco, Inc.	108	3,211
West Bancorporation, Inc.	64	883
Westamerica Bancorporation	112	5,571
Western Alliance Bancorp (a)	306	5,793
Wilshire Bancorp, Inc.	256	2,094
Wintrust Financial Corp.	159	6,530
Yadkin Financial Corp. (a)	60	1,034

		444,015

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	226	6,016
ACCO Brands Corp. (a)	470	3,121
Acorn Energy, Inc.	74	437
ARC Document Solutions, Inc. (a)	156	716
Casella Waste Systems, Inc. (Class A) (a)	160	920
Ceco Environmental Corp.	139	1,957
Cenveo, Inc. (a)	224	661
Compx International, Inc.	4	52
Consolidated Graphics, Inc. (a)	30	1,682
Costa, Inc. (a)	40	761
Courier Corp.	48	759
Deluxe Corp.	217	9,040
EnerNOC, Inc. (a)	108	1,619
Ennis, Inc.	108	1,948
G & K Services, Inc. (Class A)	80	4,831
Healthcare Services Group, Inc.	284	7,316
Heritage-Crystal Clean, Inc. (a)	36	649
Herman Miller, Inc.	242	7,062
HNI Corp.	188	6,802
Innerworkings, Inc. (a)	184	1,807
Interface, Inc.	246	4,881
Intersections, Inc.	40	351
Kimball International, Inc. (Class B), (Class B)	134	1,486
Knoll, Inc.	200	3,388
McGrath Rentcorp	104	3,713
Mine Safety Appliances Co.	122	6,296
Mobile Mini, Inc. (a)	158	5,381
Multi-Color Corp.	50	1,697
NL Industries, Inc.	28	318

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Performant Financial Corp. (a)	92	$1,005
Quad Graphics, Inc.	104	3,157
Schawk, Inc.	56	831
Standard Parking Corp. (a)	64	1,721
Steelcase, Inc. (Class A), (Class A)	350	5,817
Swisher Hygiene, Inc. (a)	472	286
Team, Inc. (a)	86	3,418
Tetra Tech, Inc. (a)	268	6,939
The Brink’s Co.	198	5,603
The Geo Group, Inc.	304	10,108
TMS International Corp. (Class A)	60	1,046
TRC Cos., Inc. (a)	66	488
UniFirst Corp.	63	6,578
United Stationers, Inc.	168	7,308
US Ecology, Inc.	76	2,290
Viad Corp.	84	2,096
West Corp.	88	1,951

		146,309

COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN, Inc.	246	6,554
Alliance Fiber Optic Products, Inc.	48	983
Anaren, Inc. (a)	48	1,224
Arris Group, Inc. (a)	482	8,223
Aruba Networks, Inc. (a)	472	7,854
Aviat Networks, Inc. (a)	254	655
Bel Fuse, Inc. (Class B)	40	698
Black Box Corp.	66	2,022
CalAmp Corp. (a)	146	2,574
Calix, Inc. (a)	166	2,113
Ciena Corp. (a)	420	10,492
Comtech Telecommunications Corp.	70	1,702
Digi International, Inc. (a)	108	1,081
Emulex Corp. (a)	376	2,918
Extreme Networks, Inc. (a)	386	2,015
Finisar Corp. (a)	386	8,735
Globecomm Systems, Inc. (a)	98	1,375
Harmonic, Inc. (a)	468	3,599
Infinera Corp. (a)	480	5,429
InterDigital, Inc.	170	6,346
Ixia (a)	234	3,667
KVH Industries, Inc. (a)	64	883
Netgear, Inc. (a)	160	4,938
Numerex Corp. (Class A) (a)	58	635
Oplink Communications, Inc. (a)	78	1,468
Parkervision, Inc. (a)	366	1,226
PC-Tel, Inc.	76	673
Plantronics, Inc.	185	8,519
Procera Networks, Inc. (a)	86	1,332
Ruckus Wireless, Inc. (a)	180	3,029
ShoreTel, Inc. (a)	244	1,474
Sonus Networks, Inc. (a)	894	3,022
Symmetricom, Inc. (a)	170	819
Tellabs, Inc.	1,472	3,341
Tessco Technologies, Inc.	22	741
Ubiquiti Networks, Inc.	52	1,747
ViaSat, Inc. (a)	168	10,710
Westell Technologies, Inc. (Class A) (a)	184	616

		125,432

COMPUTERS & PERIPHERALS — 0.4%
Avid Technology, Inc. (a)	128	768
Cray, Inc. (a)	164	3,948
Datalink Corp. (a)	66	892
Electronics for Imaging, Inc. (a)	192	6,083
Fusion-io, Inc. (a)	314	4,204
Hutchinson Technology, Inc. (a)	96	334
Imation Corp. (a)	140	574
Immersion Corp. (a)	116	1,530
QLogic Corp. (a)	368	4,026
Quantum Corp. (a)	880	1,214
Silicon Graphics International Corp. (a)	140	2,275
Super Micro Computer, Inc. (a)	132	1,787

		27,635

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	162	3,844
Ameresco, Inc. (Class A) (a)	80	802
Argan, Inc.	58	1,274
Comfort Systems USA, Inc.	154	2,589
Dycom Industries, Inc. (a)	136	3,807
EMCOR Group, Inc.	285	11,152
Furmanite Corp. (a)	154	1,524
Granite Construction, Inc.	160	4,896
Great Lakes Dredge & Dock Corp.	246	1,825
Layne Christensen Co. (a)	82	1,637
Mastec, Inc. (a)	246	7,454
Michael Baker Corp.	36	1,457
MYR Group, Inc. (a)	86	2,090
Northwest Pipe Co. (a)	40	1,315
Orion Marine Group, Inc. (a)	112	1,166
Pike Electric Corp.	108	1,222
Primoris Services Corp.	146	3,719
Sterling Construction Co., Inc. (a)	68	629
Tutor Perini Corp. (a)	154	3,283

		55,685

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	302	2,715
Texas Industries, Inc. (a)	90	5,968
United States Lime & Minerals, Inc. (a)	8	469
US Concrete, Inc. (a)	56	1,123

		10,275

CONSUMER FINANCE — 0.8%
Cash America International, Inc.	118	5,343
Consumer Portfolio Services, Inc. (a)	70	415
Credit Acceptance Corp. (a)	31	3,435
DFC Global Corp. (a)	168	1,846
Encore Capital Group, Inc. (a)	109	4,999
Ezcorp, Inc. (Class A) (a)	212	3,579
First Cash Financial Services, Inc. (a)	125	7,244
Green Dot Corp. (Class A), (Class A) (a)	106	2,791
Imperial Holdings, Inc. (a)	72	456
Nelnet, Inc. (Class A), (Class A)	94	3,614
Nicholas Financial, Inc.	42	684
Portfolio Recovery Associates, Inc. (a)	210	12,587
Regional Management Corp. (a)	22	700
The First Marblehead Corp. (a)	378	310
World Acceptance Corp. (a)	38	3,417

		51,420

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)	18	1,338
Berry Plastics Group, Inc. (a)	230	4,593

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Boise, Inc.	418	$5,267
Graphic Packaging Holding Co. (a)	870	7,447
Myers Industries, Inc.	116	2,333
UFP Technologies, Inc. (a)	24	546

		21,524

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	48	3,189
Pool Corp.	198	11,114
VOXX International Corp. (a)	78	1,069
Weyco Group, Inc.	26	736

		16,108

DIVERSIFIED CONSUMER SERVICES — 1.2%
American Public Education, Inc. (a)	72	2,722
Ascent Capital Group Inc (Class A), (Class A) (a)	58	4,676
Bridgepoint Education, Inc. (a)	76	1,371
Bright Horizons Family Solutions, Inc. (a)	50	1,792
Capella Education Co. (a)	46	2,602
Career Education Corp. (a)	228	629
Carriage Services, Inc.	66	1,280
Corinthian Colleges, Inc. (a)	328	718
Education Management Corp. (a)	100	912
Grand Canyon Education, Inc. (a)	188	7,573
Hillenbrand, Inc.	228	6,240
ITT Educational Services, Inc. (a)	96	2,976
JTH Holding, Inc. (Class A) (a)	18	341
K12, Inc. (a)	112	3,459
LifeLock, Inc. (a)	252	3,737
Lincoln Educational Services Corp.	100	461
Mac-Gray Corp.	50	728
Matthews International Corp. (Class A)	114	4,341
Outerwall, Inc. (a)	116	5,799
Regis Corp.	196	2,877
Sotheby’s	289	14,199
Steiner Leisure, Ltd. (a)	60	3,506
Stewart Enterprises, Inc. (Class A), (Class A)	300	3,942
Strayer Education, Inc.	44	1,827
Universal Technical Institute, Inc.	88	1,067

		79,775

DIVERSIFIED FINANCIAL SERVICES — 0.3%
California First National Bancorp	10	171
Gain Capital Holdings, Inc.	46	579
MarketAxess Holdings, Inc.	160	9,606
Marlin Business Services Corp.	34	849
NewStar Financial, Inc. (a)	108	1,973
PHH Corp. (a)	236	5,603
Pico Holdings, Inc. (a)	94	2,036
Resource America, Inc. (Class A)	50	401

		21,218

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)	298	3,001
Atlantic Tele-Network, Inc.	38	1,981
Cbeyond, Inc. (a)	112	718
Cincinnati Bell, Inc. (a)	860	2,339
Cogent Communications Group, Inc.	196	6,321
Consolidated Communications Holdings, Inc.	166	2,862
Fairpoint Communications, Inc. (a)	86	821
General Communication, Inc. (Class A) (a)	130	1,238
Hawaiian Telcom Holdco, Inc. (a)	42	1,117
HickoryTech Corp.	56	637
IDT Corp. (Class B)	64	1,136
inContact, Inc. (a)	220	1,819
Inteliquent, Inc.	134	1,294
Iridium Communications, Inc. (a)	266	1,830
Lumos Networks Corp.	64	1,387
magicJack VocalTec, Ltd. (a)	76	978
ORBCOMM, Inc. (a)	150	791
Premiere Global Services, Inc. (a)	200	1,992
Primus Telecommunications Group, Inc.	50	170
Straight Path Communications, Inc. (Class B) (a)	32	168
Towerstream Corp. (a)	274	784
Vonage Holdings Corp. (a)	644	2,022

		35,406

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	170	8,211
Cleco Corp.	256	11,479
El Paso Electric Co.	166	5,544
IDACORP, Inc.	208	10,067
MGE Energy, Inc.	96	5,237
Otter Tail Corp.	150	4,140
PNM Resources, Inc.	330	7,468
Portland General Electric Co.	322	9,090
The Empire District Electric Co.	176	3,812
UIL Holdings Corp.	210	7,808
Unitil Corp.	58	1,698
UNS Energy Corp.	177	8,252

		82,806

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	181	16,656
American Superconductor Corp. (a)	184	431
AZZ, Inc.	106	4,437
Belden, Inc.	187	11,977
Brady Corp. (Class A)	192	5,856
Capstone Turbine Corp. (a)	1,262	1,489
Coleman Cable, Inc.	36	760
Encore Wire Corp.	86	3,392
EnerSys	204	12,369
Enphase Energy, Inc. (a)	66	537
Franklin Electric Co., Inc.	196	7,722
FuelCell Energy, Inc. (a)	658	849
Generac Holdings, Inc.	219	9,338
General Cable Corp.	206	6,540
Global Power Equipment Group, Inc.	70	1,408
GrafTech International, Ltd. (a)	484	4,090
II-VI, Inc. (a)	212	3,990
LSI Industries, Inc.	90	760
Polypore International, Inc. (a)	199	8,153
Powell Industries, Inc. (a)	38	2,329
Power Solutions International, Inc. (a)	8	473
PowerSecure International, Inc. (a)	78	1,252
Preformed Line Products Co.	10	719
Revolution Lighting Technologies, Inc. (a)	122	312
Thermon Group Holdings, Inc. (a)	112	2,588
Vicor Corp. (a)	74	605

		109,032

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Aeroflex Holding Corp. (a)	82	$577
Agilysys, Inc. (a)	58	691
Anixter International, Inc. (a)	115	10,081
Audience, Inc. (a)	40	450
Badger Meter, Inc.	60	2,790
Benchmark Electronics, Inc. (a)	226	5,173
Checkpoint Systems, Inc. (a)	170	2,839
Cognex Corp.	360	11,290
Coherent, Inc.	100	6,145
CTS Corp.	138	2,176
Daktronics, Inc.	152	1,701
DTS, Inc. (a)	76	1,596
Electro Rent Corp.	78	1,415
Electro Scientific Industries, Inc.	98	1,148
Fabrinet (a)	118	1,987
FARO Technologies, Inc. (a)	70	2,952
FEI Co.	174	15,277
GSI Group, Inc. (a)	126	1,202
Insight Enterprises, Inc. (a)	180	3,406
InvenSense, Inc. (a)	236	4,158
Itron, Inc. (a)	164	7,024
Kemet Corp. (a)	186	777
Littelfuse, Inc.	95	7,431
Maxwell Technologies, Inc. (a)	120	1,090
Measurement Specialties, Inc. (a)	64	3,471
Mercury Computer Systems, Inc. (a)	134	1,339
Mesa Laboratories, Inc.	10	676
Methode Electronics, Inc. (Class A)	154	4,312
MTS Systems Corp.	66	4,247
Multi-Fineline Electronix, Inc. (a)	36	584
Neonode, Inc. (a)	104	668
Newport Corp. (a)	162	2,532
OSI Systems, Inc. (a)	82	6,106
Park Electrochemical Corp.	86	2,464
PC Connection, Inc.	38	573
Plexus Corp. (a)	142	5,282
RadiSys Corp. (a)	96	308
RealD, Inc. (a)	168	1,176
Richardson Electronics, Ltd.	50	568
Rofin-Sinar Technologies, Inc. (a)	118	2,857
Rogers Corp. (a)	70	4,164
Sanmina Corp. (a)	342	5,982
Scansource, Inc. (a)	116	4,014
Speed Commerce, Inc. (a)	166	544
SYNNEX Corp. (a)	114	7,005
TTM Technologies, Inc. (a)	220	2,145
Uni-Pixel, Inc. (a)	42	745
Universal Display Corp. (a)	166	5,317
Viasystems Group, Inc. (a)	16	231
Vishay Precision Group, Inc. (a)	52	757
Zygo Corp. (a)	68	1,087

		162,530

ENERGY EQUIPMENT & SERVICES — 1.9%
Basic Energy Services, Inc. (a)	124	1,567
Bolt Technology Corp.	36	650
Bristow Group, Inc.	154	11,205
C&J Energy Services, Inc. (a)	186	3,735
Cal Dive International, Inc. (a)	406	832
CARBO Ceramics, Inc.	82	8,127
Dawson Geophysical Co. (a)	34	1,104
Era Group, Inc. (a)	84	2,283
Exterran Holdings, Inc. (a)	238	6,562
Forum Energy Technologies, Inc. (a)	162	4,376
Geospace Technologies Corp. (a)	56	4,721
Global Geophysical Services, Inc. (a)	94	255
Gulf Island Fabrication, Inc.	60	1,470
Gulfmark Offshore, Inc. (Class A)	110	5,598
Helix Energy Solutions Group, Inc. (a)	449	11,391
Hercules Offshore, Inc. (a)	660	4,864
Hornbeck Offshore Services, Inc. (a)	148	8,501
ION Geophysical Corp. (a)	552	2,870
Key Energy Services, Inc. (a)	630	4,593
Matrix Service Co. (a)	108	2,119
Mitcham Industries, Inc. (a)	54	826
Natural Gas Services Group, Inc. (a)	52	1,395
Newpark Resources, Inc. (a)	356	4,507
Nuverra Environmental Solutions, Inc. (a)	590	1,351
Parker Drilling Co. (a)	494	2,816
PHI, Inc. (a)	52	1,961
Pioneer Energy Services Corp. (a)	258	1,937
RigNet, Inc. (a)	50	1,811
SEACOR Holdings, Inc.	86	7,778
Tesco Corp. (a)	126	2,088
Tetra Technologies, Inc. (a)	324	4,060
TGC Industries, Inc.	62	489
Vantage Drilling Co. (a)	832	1,439
Willbros Group, Inc. (a)	166	1,524

		120,805

FOOD & STAPLES RETAILING — 1.4%
Arden Group, Inc. (Class A), (Class A)	6	780
Casey’s General Stores, Inc.	163	11,980
Fairway Group Holdings Corp. (a)	64	1,636
Harris Teeter Supermarkets, Inc.	210	10,330
Ingles Markets, Inc. (Class A)	52	1,494
Nash Finch Co.	50	1,321
Natural Grocers by Vitamin Cottage, Inc. (a)	36	1,429
PriceSmart, Inc.	78	7,429
Rite Aid Corp. (a)	3,024	14,394
Roundy’s, Inc.	104	894
Spartan Stores, Inc.	90	1,985
SUPERVALU, Inc. (a)	840	6,913
Susser Holdings Corp. (a)	74	3,933
The Andersons, Inc.	78	5,452
The Chefs’ Warehouse, Inc. (a)	58	1,340
The Pantry, Inc. (a)	98	1,086
United Natural Foods, Inc. (a)	209	14,049
Village Super Market, Inc. (Class A), (Class A)	26	989
Weis Markets, Inc.	46	2,251

		89,685

FOOD PRODUCTS — 1.7%
Alico, Inc.	12	494
Annie’s, Inc. (a)	56	2,750
B&G Foods, Inc.	218	7,532
Boulder Brands, Inc. (a)	246	3,946
Cal-Maine Foods, Inc.	62	2,982
Calavo Growers, Inc.	50	1,512
Chiquita Brands International, Inc. (a)	192	2,431
Darling International, Inc. (a)	503	10,643

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Diamond Foods, Inc. (a)	92	$2,169
Dole Food Co., Inc. (a)	212	2,887
Farmer Brothers Co. (a)	24	361
Fresh Del Monte Produce, Inc.	156	4,630
Griffin Land & Nurseries, Inc.	10	321
Hain Celestial Group, Inc. (a)	163	12,571
Inventure Foods, Inc. (a)	58	609
J&J Snack Foods Corp.	62	5,005
John B Sanfilippo & Son, Inc.	34	788
Lancaster Colony Corp.	79	6,185
Lifeway Foods, Inc.	20	270
Limoneira Co.	42	1,079
Omega Protein Corp. (a)	82	834
Pilgrim’s Pride Corp. (a)	250	4,198
Post Holdings, Inc. (a)	140	5,652
Sanderson Farms, Inc.	99	6,459
Seneca Foods Corp. (Class A) (a)	34	1,023
Snyders-Lance, Inc.	196	5,655
Tootsie Roll Industries, Inc.	82	2,527
TreeHouse Foods, Inc. (a)	150	10,024

		105,537

GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	40	2,100
Delta Natural Gas Co., Inc.	28	618
New Jersey Resources Corp.	179	7,885
Northwest Natural Gas Co.	112	4,702
Piedmont Natural Gas Co., Inc.	321	10,554
South Jersey Industries, Inc.	132	7,733
Southwest Gas Corp.	192	9,600
The Laclede Group, Inc.	140	6,300
WGL Holdings, Inc.	214	9,140

		58,632

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc.	92	3,873
ABIOMED, Inc. (a)	160	3,051
Accuray, Inc. (a)	306	2,261
Align Technology, Inc. (a)	310	14,917
Alphatec Holdings, Inc. (a)	256	504
Analogic Corp.	50	4,132
AngioDynamics, Inc. (a)	102	1,346
Anika Therapeutics, Inc. (a)	50	1,198
Antares Pharma, Inc. (a)	466	1,892
ArthroCare Corp. (a)	116	4,127
AtriCure, Inc. (a)	86	944
Atrion Corp.	7	1,812
Biolase, Inc. (a)	133	254
Cantel Medical Corp.	135	4,300
Cardiovascular Systems, Inc. (a)	86	1,724
Cerus Corp. (a)	288	1,933
CONMED Corp.	114	3,875
CryoLife, Inc.	114	798
Cutera, Inc. (a)	60	534
Cyberonics, Inc. (a)	114	5,784
Cynosure, Inc. (Class A) (a)	80	1,825
Derma Sciences, Inc. (a)	56	693
DexCom, Inc. (a)	292	8,243
Endologix, Inc. (a)	260	4,194
Exactech, Inc. (a)	38	766
GenMark Diagnostics, Inc. (a)	150	1,823
Globus Medical, Inc. (Class A) (a)	226	3,946
Greatbatch, Inc. (a)	98	3,335
Haemonetics Corp. (a)	218	8,694
HealthStream, Inc. (a)	84	3,182
HeartWare International, Inc. (a)	70	5,125
ICU Medical, Inc. (a)	54	3,668
Insulet Corp. (a)	229	8,299
Integra LifeSciences Holdings Corp. (a)	82	3,301
Invacare Corp.	132	2,280
MAKO Surgical Corp. (a)	174	5,135
Masimo Corp.	202	5,381
Medical Action Industries, Inc. (a)	60	398
Meridian Bioscience, Inc.	172	4,068
Merit Medical Systems, Inc. (a)	176	2,135
Natus Medical, Inc. (a)	126	1,787
Navidea Biopharmaceuticals, Inc. (a)	496	1,314
Neogen Corp. (a)	103	6,254
NuVasive, Inc. (a)	184	4,506
NxStage Medical, Inc. (a)	248	3,264
OraSure Technologies, Inc. (a)	230	1,382
Orthofix International NV (a)	80	1,669
PhotoMedex, Inc. (a)	58	922
Quidel Corp. (a)	116	3,294
Rochester Medical Corp. (a)	44	878
Rockwell Medical, Inc. (a)	162	1,848
RTI Surgical, Inc. (a)	232	868
Solta Medical, Inc. (a)	294	612
Spectranetics Corp. (a)	168	2,819
Staar Surgical Co. (a)	152	2,058
STERIS Corp.	244	10,482
SurModics, Inc. (a)	60	1,427
Symmetry Medical, Inc. (a)	154	1,257
TearLab Corp. (a)	121	1,338
Thoratec Corp. (a)	245	9,136
Tornier NV (a)	108	2,088
Unilife Corp. (a)	378	1,255
Utah Medical Products, Inc.	14	832
Vascular Solutions, Inc. (a)	68	1,142
Volcano Corp. (a)	226	5,406
West Pharmaceutical Services, Inc.	294	12,098
Wright Medical Group, Inc. (a)	168	4,382
Zeltiq Aesthetics, Inc. (a)	74	671

		220,739

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	146	5,757
Accretive Health, Inc. (a)	244	2,225
Addus HomeCare Corp. (a)	22	637
Air Methods Corp.	160	6,816
Alliance HealthCare Services, Inc. (a)	20	554
Almost Family, Inc.	34	661
Amedisys, Inc. (a)	130	2,239
AMN Healthcare Services, Inc. (a)	190	2,614
AmSurg Corp. (a)	132	5,240
athenahealth, Inc. (a)	155	16,827
Bio-Reference Laboratories, Inc. (a)	102	3,048
BioScrip, Inc. (a)	242	2,125
Capital Senior Living Corp. (a)	118	2,496
Centene Corp. (a)	231	14,775
Chemed Corp.	78	5,577
Chindex International, Inc. (a)	50	852
Corvel Corp. (a)	48	1,775
Cross Country Healthcare, Inc. (a)	112	679

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Emeritus Corp. (a)	166	$3,076
ExamWorks Group, Inc. (a)	126	3,275
Five Star Quality Care, Inc. (a)	178	920
Gentiva Health Services, Inc. (a)	130	1,565
Hanger, Inc. (a)	144	4,861
HealthSouth Corp.	370	12,758
Healthways, Inc. (a)	142	2,628
HMS Holdings Corp. (a)	374	8,045
IPC The Hospitalist Co. (a)	70	3,571
Kindred Healthcare, Inc.	224	3,008
Landauer, Inc.	40	2,050
LHC Group, Inc. (a)	50	1,173
Magellan Health Services, Inc. (a)	112	6,715
Molina Healthcare, Inc. (a)	118	4,201
MWI Veterinary Supply, Inc. (a)	55	8,215
National Healthcare Corp.	44	2,080
National Research Corp. (Class A) (a)	40	753
Owens & Minor, Inc.	262	9,063
PharMerica Corp. (a)	122	1,619
Select Medical Holdings Corp.	202	1,630
Skilled Healthcare Group, Inc. (Class A), (Class A) (a)	82	357
Team Health Holdings, Inc. (a)	291	11,041
The Ensign Group, Inc.	80	3,289
The Providence Service Corp. (a)	44	1,262
Triple-S Management Corp. (Class B), (Class B) (a)	98	1,802
Universal American Corp.	160	1,219
US Physical Therapy, Inc.	50	1,554
USMD Holdings, Inc. (a)	4	106
Vanguard Health Systems, Inc. (a)	140	2,941
WellCare Health Plans, Inc. (a)	180	12,553

		192,227

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc.	46	2,691
Greenway Medical Technologies (a)	60	1,239
MedAssets, Inc. (a)	252	6,406
Medidata Solutions, Inc. (a)	110	10,882
Merge Healthcare, Inc. (a)	270	705
Omnicell, Inc. (a)	142	3,362
Vocera Communications, Inc. (a)	88	1,637

		26,922

HOTELS, RESTAURANTS & LEISURE — 2.9%
AFC Enterprises, Inc. (a)	98	4,272
Biglari Holdings, Inc. (a)	7	2,889
BJ’s Restaurants, Inc. (a)	102	2,929
Bloomin’ Brands, Inc. (a)	228	5,383
Bob Evans Farms, Inc.	120	6,872
Boyd Gaming Corp. (a)	290	4,104
Bravo Brio Restaurant Group, Inc. (a)	82	1,238
Buffalo Wild Wings, Inc. (a)	80	8,898
Caesars Entertainment Corp. (a)	154	3,035
Carrols Restaurant Group, Inc. (a)	98	598
CEC Entertainment, Inc.	74	3,394
Churchill Downs, Inc.	60	5,191
Chuy’s Holdings, Inc. (a)	68	2,441
Cracker Barrel Old Country Store, Inc.	84	8,672
Del Frisco’s Restaurant Group, Inc. (a)	44	887
Denny’s Corp. (a)	380	2,326
DineEquity, Inc.	68	4,692
Diversified Restaurant Holdings, Inc. (a)	44	289
Einstein Noah Restaurant Group, Inc.	26	450
Fiesta Restaurant Group, Inc. (a)	82	3,088
Ignite Restaurant Group, Inc. (a)	30	466
International Speedway Corp. (Class A)	116	3,747
Interval Leisure Group, Inc.	164	3,875
Isle of Capri Casinos, Inc. (a)	88	665
Jack in the Box, Inc. (a)	184	7,360
Jamba, Inc. (a)	70	937
Krispy Kreme Doughnuts, Inc. (a)	272	5,260
Life Time Fitness, Inc. (a)	178	9,162
Luby’s, Inc. (a)	82	589
Marcus Corp.	76	1,104
Marriott Vacations Worldwide Corp. (a)	120	5,280
Monarch Casino & Resort, Inc. (a)	36	683
Morgans Hotel Group Co. (a)	110	846
Multimedia Games Holding Co., Inc. (a)	120	4,146
Nathan’s Famous, Inc. (a)	12	633
Orient-Express Hotels, Ltd. (Class A), (Class A) (a)	396	5,140
Papa John’s International, Inc.	66	4,612
Pinnacle Entertainment, Inc. (a)	242	6,062
Red Robin Gourmet Burgers, Inc. (a)	58	4,124
Ruby Tuesday, Inc. (a)	252	1,890
Ruth’s Hospitality Group, Inc.	148	1,755
Scientific Games Corp. (Class A) (a)	198	3,202
SHFL Entertainment, Inc. (a)	234	5,382
Sonic Corp. (a)	232	4,118
Speedway Motorsports, Inc.	48	859
Texas Roadhouse, Inc.	258	6,780
The Cheesecake Factory, Inc.	227	9,977
Town Sports International Holdings, Inc.	100	1,298
Vail Resorts, Inc.	153	10,615
WMS Industries, Inc. (a)	226	5,865

		188,080

HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc.	44	712
Beazer Homes USA, Inc. (a)	104	1,872
Blyth, Inc.	38	526
Cavco Industries, Inc. (a)	28	1,595
CSS Industries, Inc.	36	864
Ethan Allen Interiors, Inc.	102	2,843
EveryWare Global, Inc. (a)	40	456
Flexsteel Industries, Inc.	20	499
Helen of Troy, Ltd. (a)	132	5,834
Hooker Furniture Corp.	44	658
Hovnanian Enterprises, Inc. (Class A) (a)	468	2,448
iRobot Corp. (a)	123	4,634
KB Home	346	6,235
La-Z-Boy, Inc.	216	4,905
Libbey, Inc. (a)	86	2,045
Lifetime Brands, Inc.	42	642
M.D.C. Holdings, Inc.	162	4,862
M/I Homes, Inc. (a)	100	2,062
Meritage Homes Corp. (a)	150	6,443
NACCO Industries, Inc. (Class A)	20	1,108
Skullcandy, Inc. (a)	74	457
Standard Pacific Corp. (a)	614	4,857
The Ryland Group, Inc.	197	7,986
TRI Pointe Homes, Inc. (a)	62	910
Universal Electronics, Inc. (a)	62	2,234

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

William Lyon Homes (Class A) (a)	56	$1,138
Zagg, Inc. (a)	128	576

		69,401

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	174	1,192
Harbinger Group, Inc. (a)	136	1,410
Oil-Dri Corp. of America	20	675
Orchids Paper Products Co.	24	664
Spectrum Brands Holdings, Inc.	93	6,123
WD-40 Co.	64	4,154

		14,218

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Atlantic Power Corp.	496	2,138
Dynegy, Inc. (a)	414	7,998
Genie Energy, Ltd. (Class B)	54	529
Ormat Technologies, Inc.	74	1,981

		12,646

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	150	4,906
Seaboard Corp.	1	2,748

		7,654

INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	186	3,374
American Equity Investment Life Holding Co.	266	5,645
American Safety Insurance Holdings, Ltd. (a)	40	1,208
AMERISAFE, Inc.	76	2,699
Amtrust Financial Services, Inc.	127	4,961
Argo Group International Holdings, Ltd.	112	4,803
Baldwin & Lyons, Inc. (Class B), (Class B)	38	926
Citizens, Inc. (a)	180	1,555
CNO Financial Group, Inc.	940	13,536
Crawford & Co. (Class B), (Class B)	108	1,048
Donegal Group, Inc. (Class A), (Class A)	30	420
Eastern Insurance Holdings, Inc.	26	635
eHealth, Inc. (a)	80	2,581
EMC Insurance Group, Inc.	18	543
Employers Holdings, Inc.	128	3,807
Enstar Group, Ltd. (a)	41	5,601
FBL Financial Group, Inc. (Class A)	36	1,616
First American Financial Corp.	448	10,909
Fortegra Financial Corp. (a)	26	221
Global Indemnity PLC (a)	38	967
Greenlight Capital Re, Ltd. (Class A) (a)	116	3,299
Hallmark Financial Services, Inc. (a)	58	514
HCI Group, Inc.	38	1,552
Health Insurance Innovations, Inc. (Class A) (a)	20	239
Hilltop Holdings, Inc. (a)	256	4,736
Horace Mann Educators Corp.	164	4,654
Independence Holding Co.	32	457
Infinity Property & Casualty Corp.	48	3,101
Investors Title Co.	6	451
Kansas City Life Insurance Co.	16	708
Maiden Holdings, Ltd.	206	2,433
Meadowbrook Insurance Group, Inc.	206	1,339
Montpelier Re Holdings, Ltd.	192	5,002
National Interstate Corp.	28	779
National Western Life Insurance Co. (Class A), (Class A)	10	2,018
OneBeacon Insurance Group, Ltd. (Class A)	94	1,387
Platinum Underwriters Holdings, Ltd.	128	7,645
Primerica, Inc.	236	9,520
RLI Corp.	88	7,693
Safety Insurance Group, Inc.	54	2,860
Selective Insurance Group, Inc.	230	5,635
State Auto Financial Corp.	62	1,298
Stewart Information Services Corp.	88	2,815
Symetra Financial Corp.	338	6,023
The Navigators Group, Inc. (a)	42	2,426
The Phoenix Cos., Inc. (a)	24	928
Tower Group International, Ltd.	238	1,666
United Fire Group, Inc.	86	2,620
Universal Insurance Holdings, Inc.	122	860

		151,713

INTERNET & CATALOG RETAIL — 0.4%
1-800-FLOWERS.COM, Inc. (Class A), (Class A) (a)	106	523
Blue Nile, Inc. (a)	52	2,128
HSN, Inc.	140	7,507
NutriSystem, Inc.	118	1,697
Orbitz Worldwide, Inc. (a)	100	963
Overstock.com, Inc. (a)	46	1,365
PetMed Express, Inc.	84	1,368
Shutterfly, Inc. (a)	162	9,052
ValueVision Media, Inc. (Class A) (a)	162	705
Vitacost.com, Inc. (a)	92	782

		26,090

INTERNET SOFTWARE & SERVICES — 3.1%
Angie’s List, Inc. (a)	174	3,915
Bankrate, Inc. (a)	192	3,949
Bazaarvoice, Inc. (a)	198	1,798
Blucora, Inc. (a)	170	3,907
Brightcove, Inc. (a)	116	1,305
Carbonite, Inc. (a)	50	750
ChannelAdvisor Corp. (a)	24	879
comScore, Inc. (a)	148	4,288
Constant Contact, Inc. (a)	128	3,032
Cornerstone OnDemand, Inc. (a)	173	8,899
CoStar Group, Inc. (a)	120	20,148
Dealertrack Technologies, Inc. (a)	180	7,711
Demand Media, Inc. (a)	150	948
Demandware, Inc. (a)	66	3,058
Dice Holdings, Inc. (a)	168	1,430
Digital River, Inc. (a)	146	2,609
E2open, Inc. (a)	62	1,389
EarthLink, Inc.	426	2,109
eGain Corp. (a)	54	815
Envestnet, Inc. (a)	94	2,914
Global Eagle Entertainment, Inc. (a)	88	822
Internap Network Services Corp. (a)	222	1,543
IntraLinks Holdings, Inc. (a)	158	1,390
j2 Global, Inc.	190	9,409
Limelight Networks, Inc. (a)	222	428
Liquidity Services, Inc. (a)	102	3,423
LivePerson, Inc. (a)	228	2,152
LogMeIn, Inc. (a)	100	3,105
Marchex, Inc. (Class B), (Class B)	94	684

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Marin Software, Inc. (a)	38	$477
Marketo, Inc. (a)	28	893
Millennial Media, Inc. (a)	146	1,032
Monster Worldwide, Inc. (a)	482	2,130
Move, Inc. (a)	166	2,814
Net Element International, Inc. (a)	10	46
NIC, Inc.	268	6,194
OpenTable, Inc. (a)	94	6,578
Perficient, Inc. (a)	138	2,534
QuinStreet, Inc. (a)	130	1,229
RealNetworks, Inc. (a)	92	788
Reis, Inc. (a)	34	550
Responsys, Inc. (a)	152	2,508
SciQuest, Inc. (a)	94	2,111
Shutterstock, Inc. (a)	30	2,182
Spark Networks, Inc. (a)	72	599
SPS Commerce, Inc. (a)	62	4,149
Stamps.com, Inc. (a)	54	2,480
support.com, Inc. (a)	208	1,134
TechTarget, Inc. (a)	58	289
The Active Network, Inc. (a)	224	3,205
Travelzoo, Inc. (a)	32	849
Trulia, Inc. (a)	115	5,408
United Online, Inc.	384	3,064
Unwired Planet, Inc. (a)	380	657
ValueClick, Inc. (a)	316	6,589
VistaPrint NV (a)	140	7,913
Vocus, Inc. (a)	78	726
Web.com Group, Inc. (a)	174	5,627
WebMD Health Corp. (a)	146	4,176
XO Group, Inc. (a)	110	1,421
Xoom Corp. (a)	30	954
Yelp, Inc. (a)	124	8,206
Zillow, Inc. (Class A) (a)	97	8,184
Zix Corp. (a)	256	1,252

		197,757

IT SERVICES — 2.1%
Acxiom Corp. (a)	306	8,687
Blackhawk Network Holdings, Inc. (a)	48	1,153
CACI International, Inc. (Class A) (a)	99	6,842
Cardtronics, Inc. (a)	186	6,901
Cass Information Systems, Inc.	42	2,242
CIBER, Inc. (a)	308	1,016
Computer Task Group, Inc.	64	1,034
Convergys Corp.	434	8,138
CSG Systems International, Inc.	140	3,507
EPAM Systems, Inc. (a)	90	3,105
Euronet Worldwide, Inc. (a)	206	8,199
EVERTEC, Inc.	122	2,710
ExlService Holdings, Inc. (a)	136	3,873
Forrester Research, Inc.	52	1,912
Global Cash Access Holdings, Inc. (a)	274	2,140
Heartland Payment Systems, Inc.	150	5,958
Higher One Holdings, Inc. (a)	130	997
iGate Corp. (a)	144	3,997
Lionbridge Technologies, Inc. (a)	242	893
ManTech International Corp. (Class A)	98	2,819
MAXIMUS, Inc.	290	13,062
ModusLink Global Solutions, Inc. (a)	154	422
MoneyGram International, Inc. (a)	88	1,723
Planet Payment, Inc. (a)	176	447
PRGX Global, Inc. (a)	120	751
Sapient Corp. (a)	456	7,100
ServiceSource International, Inc. (a)	252	3,044
Sykes Enterprises, Inc. (a)	162	2,901
Syntel, Inc.	64	5,126
TeleTech Holdings, Inc. (a)	82	2,057
The Hackett Group, Inc.	108	770
Unisys Corp. (a)	182	4,585
Virtusa Corp. (a)	84	2,441
WEX, Inc. (a)	164	14,391

		134,943

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc.	54	3,081
Black Diamond, Inc. (a)	94	1,143
Brunswick Corp.	382	15,246
Callaway Golf Co.	294	2,093
JAKKS Pacific, Inc.	80	359
Johnson Outdoors, Inc. (Class A) (a)	20	536
Leapfrog Enterprises, Inc. (a)	264	2,487
Marine Products Corp.	44	400
Nautilus, Inc. (a)	128	924
Smith & Wesson Holding Corp. (a)	266	2,923
Sturm Ruger & Co, Inc.	80	5,010

		34,202

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Accelerate Diagnostics, Inc. (a)	44	590
Affymetrix, Inc. (a)	294	1,823
Albany Molecular Research, Inc. (a)	96	1,237
Cambrex Corp. (a)	124	1,637
Fluidigm Corp. (a)	106	2,326
Furiex Pharmaceuticals, Inc. (a)	28	1,232
Harvard Bioscience, Inc. (a)	106	558
Luminex Corp. (a)	154	3,080
NeoGenomics, Inc. (a)	136	408
Pacific Biosciences of California, Inc. (a)	184	1,017
PAREXEL International Corp. (a)	241	12,105
Sequenom, Inc. (a)	476	1,271

		27,284

MACHINERY — 3.4%
Accuride Corp. (a)	166	853
Actuant Corp. (Class A)	311	12,079
Alamo Group, Inc.	30	1,467
Albany International Corp. (Class A)	116	4,161
Altra Holdings, Inc.	112	3,014
American Railcar Industries, Inc.	40	1,569
Ampco-Pittsburgh Corp.	34	609
Astec Industries, Inc.	84	3,021
Barnes Group, Inc.	222	7,752
Blount International, Inc. (a)	204	2,470
Briggs & Stratton Corp.	200	4,024
Chart Industries, Inc. (a)	128	15,749
CIRCOR International, Inc.	72	4,477
CLARCOR, Inc.	211	11,717
Columbus McKinnon Corp. (a)	80	1,922
Commercial Vehicle Group, Inc. (a)	100	796
Douglas Dynamics, Inc.	92	1,355
Dynamic Materials Corp.	56	1,298
Energy Recovery, Inc. (a)	182	1,320
EnPro Industries, Inc. (a)	86	5,178

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

ESCO Technologies, Inc.	110	$3,655
Federal Signal Corp. (a)	258	3,321
Flow International Corp. (a)	200	798
Freightcar America, Inc.	50	1,034
Global Brass & Copper Holdings, Inc. (a)	34	596
Graham Corp.	42	1,517
Hardinge, Inc.	48	742
Hurco Cos., Inc.	26	672
Hyster-Yale Materials Handling, Inc.	44	3,946
John Bean Technologies Corp.	120	2,986
Kadant, Inc.	46	1,545
Kaydon Corp.	134	4,760
L.B. Foster Co. (Class A)	42	1,921
Lindsay Corp.	56	4,571
Lydall, Inc. (a)	70	1,202
Manitex International, Inc. (a)	50	547
Meritor, Inc. (a)	404	3,175
Middleby Corp. (a)	79	16,504
Miller Industries, Inc.	46	781
Mueller Industries, Inc.	116	6,458
Mueller Water Products, Inc. (Class A), (Class A)	654	5,226
NN, Inc.	70	1,089
Omega Flex, Inc.	12	227
PMFG, Inc. (a)	86	636
Proto Labs, Inc. (a)	70	5,347
RBC Bearings, Inc. (a)	99	6,523
Rexnord Corp. (a)	126	2,621
Standex International Corp.	52	3,089
Sun Hydraulics Corp.	88	3,190
Tecumseh Products Co. (Class A), (Class A) (a)	76	680
Tennant Co.	76	4,712
The Exone Co. (a)	28	1,193
The Gorman-Rupp Co.	62	2,487
The Greenbrier Cos., Inc. (a)	102	2,523
Titan International, Inc.	222	3,250
TriMas Corp. (a)	164	6,117
Twin Disc, Inc.	34	888
Wabash National Corp. (a)	284	3,311
Watts Water Technologies, Inc. (Class A)	118	6,652
Woodward, Inc.	291	11,882
Xerium Technologies, Inc. (a)	46	533

		217,738

MARINE — 0.1%
International Shipholding Corp.	24	659
Matson, Inc.	176	4,616
Ultrapetrol Bahamas, Ltd. (a)	88	329

		5,604

MEDIA — 1.4%
AH Belo Corp. (Class A)	78	612
Beasley Broadcasting Group, Inc. (Class A)	18	156
Belo Corp. (Class A)	430	5,891
Carmike Cinemas, Inc. (a)	96	2,120
Central European Media Enterprises, Ltd. (Class A) (a)	318	1,676
Crown Media Holdings, Inc. (Class A), (Class A) (a)	144	444
Cumulus Media, Inc. (Class A) (a)	312	1,654
Daily Journal Corp. (a)	4	588
Dex Media, Inc. (a)	70	569
Digital Generation, Inc. (a)	100	1,293
Entercom Communications Corp. (Class A) (a)	100	878
Entravision Communications Corp. (Class A)	228	1,345
Global Sources, Ltd. (a)	78	579
Gray Television, Inc. (a)	208	1,633
Harte-Hanks, Inc.	178	1,572
Hemisphere Media Group, Inc. (a)	36	423
Journal Communications, Inc. (Class A) (a)	182	1,556
Live Nation Entertainment, Inc. (a)	582	10,796
Loral Space & Communications, Inc.	54	3,657
Martha Stewart Living Omnimedia, Inc. (Class A), (Class A) (a)	120	276
MDC Partners, Inc. (Class A)	104	2,910
Media General, Inc. (Class A) (a)	82	1,169
Meredith Corp.	148	7,048
National CineMedia, Inc.	236	4,451
Nexstar Broadcasting Group, Inc. (Class A)	122	5,430
ReachLocal, Inc. (a)	44	524
Reading International, Inc. (Class A) (a)	72	473
Rentrak Corp. (a)	44	1,435
Saga Communications, Inc. (Class A), (Class A)	20	888
Salem Communications Corp. (Class A)	42	348
Scholastic Corp.	110	3,151
Sinclair Broadcast Group, Inc. (Class A), (Class A)	292	9,788
The E.W. Scripps Co. (Class A) (a)	130	2,385
The McClatchy Co. (Class A) (a)	252	756
The New York Times Co. (Class A) (a)	534	6,712
Valassis Communications, Inc.	160	4,621
World Wrestling Entertainment, Inc. (Class A)	120	1,220

		91,027

METALS & MINING — 1.3%
A.M. Castle & Co. (a)	72	1,159
AK Steel Holding Corp. (a)	564	2,115
Allied Nevada Gold Corp. (a)	430	1,797
AMCOL International Corp.	116	3,791
Century Aluminum Co. (a)	212	1,707
Coeur Mines, Inc. (a)	420	5,061
Commercial Metals Co.	484	8,204
General Moly, Inc. (a)	238	393
Globe Specialty Metals, Inc.	266	4,099
Gold Resource Corp.	138	915
Handy & Harman, Ltd. (a)	22	525
Haynes International, Inc.	55	2,493
Hecla Mining Co.	1,378	4,327
Horsehead Holding Corp. (a)	182	2,268
Kaiser Aluminum Corp.	78	5,558
Materion Corp.	86	2,757
Midway Gold Corp. (a)	464	443
Molycorp, Inc. (a)	514	3,372
Noranda Aluminium Holding Corp.	140	344
Olympic Steel, Inc.	38	1,056
Paramount Gold and Silver Corp. (a)	570	735
RTI International Metals, Inc. (a)	130	4,165
Schnitzer Steel Industries, Inc. (Class A)	106	2,919
Stillwater Mining Co. (a)	488	5,373
SunCoke Energy, Inc. (a)	290	4,930

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Universal Stainless & Alloy Products, Inc. (a)	28	$911
US Silica Holdings, Inc.	88	2,191
Walter Energy, Inc.	260	3,648
Worthington Industries, Inc.	226	7,781

		85,037

MULTI-UTILITIES — 0.4%
Avista Corp.	248	6,547
Black Hills Corp.	184	9,174
NorthWestern Corp.	156	7,008

		22,729

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	152	2,379
Gordmans Stores, Inc.	36	405
Saks, Inc. (a)	432	6,886
The Bon-Ton Stores, Inc.	56	591
Tuesday Morning Corp. (a)	178	2,718

		12,979

OIL, GAS & CONSUMABLE FUELS — 3.8%
Abraxas Petroleum Corp. (a)	340	874
Adams Resources & Energy, Inc.	8	444
Alon USA Energy, Inc.	96	980
Alpha Natural Resources, Inc. (a)	914	5,447
Amyris, Inc. (a)	108	249
Apco Oil and Gas International, Inc. (a)	38	542
Approach Resources, Inc. (a)	144	3,784
Arch Coal, Inc.	878	3,609
Berry Petroleum Co. (Class A)	218	9,402
Bill Barrett Corp. (a)	202	5,072
Bonanza Creek Energy, Inc. (a)	122	5,888
BPZ Resources, Inc. (a)	488	952
Callon Petroleum Co. (a)	166	908
Carrizo Oil & Gas, Inc. (a)	168	6,268
Clayton Williams Energy, Inc. (a)	24	1,259
Clean Energy Fuels Corp. (a)	282	3,604
Cloud Peak Energy, Inc. (a)	252	3,697
Comstock Resources, Inc.	200	3,182
Contango Oil & Gas Co.	54	1,985
Crimson Exploration, Inc. (a)	90	271
Crosstex Energy, Inc.	198	4,136
Delek US Holdings, Inc.	154	3,248
Diamondback Energy, Inc. (a)	82	3,496
Emerald Oil, Inc. (a)	152	1,093
Endeavour International Corp. (a)	196	1,049
Energy XXI Bermuda, Ltd.	328	9,906
EPL Oil & Gas, Inc. (a)	124	4,602
Equal Energy, Ltd.	148	697
Evolution Petroleum Corp. (a)	70	788
EXCO Resources, Inc.	562	3,788
Forest Oil Corp. (a)	494	3,013
Frontline, Ltd. (a)	214	567
FX Energy, Inc. (a)	222	764
GasLog, Ltd.	106	1,583
Gastar Exploration, Ltd. (a)	256	1,011
Goodrich Petroleum Corp. (a)	110	2,672
Green Plains Renewable Energy, Inc.	104	1,669
Halcon Resources Corp. (a)	967	4,284
Hallador Energy Co.	36	263
Isramco, Inc. (a)	4	496
KiOR, Inc. (Class A) (a)	182	513
Knightsbridge Tankers, Ltd.	102	1,037
Kodiak Oil & Gas Corp. (a)	1,127	13,592
L&L Energy, Inc. (a)	124	157
Magnum Hunter Resources Corp. (a)	712	4,393
Matador Resources Co. (a)	206	3,364
Midstates Petroleum Co., Inc. (a)	138	708
Miller Energy Resources, Inc. (a)	126	915
Nordic American Tanker Shipping, Ltd.	274	2,258
Northern Oil and Gas, Inc. (a)	264	3,810
Panhandle Oil & Gas, Inc. (Class A)	28	792
PDC Energy, Inc. (a)	149	8,871
Penn Virginia Corp. (a)	228	1,516
PetroQuest Energy, Inc. (a)	236	946
Quicksilver Resources, Inc. (a)	516	1,017
Renewable Energy Group, Inc. (a)	88	1,333
Rentech, Inc.	936	1,853
Resolute Energy Corp. (a)	280	2,341
REX American Resources Corp. (a)	22	676
Rex Energy Corp. (a)	188	4,192
Rosetta Resources, Inc. (a)	259	14,105
Sanchez Energy Corp. (a)	118	3,116
Scorpio Tankers, Inc.	771	7,525
SemGroup Corp.(Class A)	174	9,921
Ship Finance International, Ltd.	245	3,741
Solazyme, Inc. (a)	198	2,132
Stone Energy Corp. (a)	206	6,681
Swift Energy Co. (a)	180	2,056
Synergy Resources Corp. (a)	236	2,301
Targa Resources Corp.	136	9,923
Teekay Tankers, Ltd.	258	676
Triangle Petroleum Corp. (a)	245	2,406
Ur-Energy, Inc. (a)	502	582
Uranium Energy Corp. (a)	354	797
VAALCO Energy, Inc. (a)	240	1,339
W&T Offshore, Inc.	144	2,552
Warren Resources, Inc. (a)	302	885
Western Refining, Inc.	224	6,729
Westmoreland Coal Co. (a)	48	633
ZaZa Energy Corp. (a)	154	177

		240,103

PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co. (a)	56	1,509
Clearwater Paper Corp. (a)	92	4,395
Deltic Timber Corp.	46	2,996
KapStone Paper and Packaging Corp.	175	7,490
Louisiana-Pacific Corp. (a)	593	10,431
Neenah Paper, Inc.	66	2,594
P.H. Glatfelter Co.	178	4,819
Resolute Forest Products, Inc. (a)	290	3,834
Schweitzer-Mauduit International, Inc.	130	7,869
Wausau Paper Corp.	204	2,650

		48,587

PERSONAL PRODUCTS — 0.4%
Elizabeth Arden, Inc. (a)	106	3,914
Inter Parfums, Inc.	68	2,039
Lifevantage Corp. (a)	470	1,119
Medifast, Inc. (a)	58	1,560
Nature’s Sunshine Products, Inc.	46	877
Nutraceutical International Corp.	36	855
Prestige Brands Holdings, Inc. (a)	212	6,385

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Revlon, Inc. (Class A) (a)	46	$1,277
Star Scientific, Inc. (a)	690	1,318
Synutra International, Inc. (a)	72	382
The Female Health Co.	90	888
USANA Health Sciences, Inc. (a)	24	2,083

		22,697

PHARMACEUTICALS — 1.5%
AcelRx Pharmaceuticals, Inc. (a)	113	1,217
Akorn, Inc. (a)	240	4,723
Alimera Sciences, Inc. (a)	70	263
Ampio Pharmaceuticals, Inc. (a)	114	855
Auxilium Pharmaceuticals, Inc. (a)	204	3,719
AVANIR Pharmaceuticals, Inc. (Class A) (a)	600	2,544
BioDelivery Sciences International, Inc. (a)	124	673
Cadence Pharmaceuticals, Inc. (a)	256	1,615
Cempra, Inc. (a)	62	713
Corcept Therapeutics, Inc. (a)	220	350
Cornerstone Therapeutics, Inc. (a)	36	339
DepoMed, Inc. (a)	234	1,750
Endocyte, Inc. (a)	126	1,680
Hi-Tech Pharmacal Co., Inc.	46	1,985
Horizon Pharma, Inc. (a)	214	723
Impax Laboratories, Inc. (a)	284	5,825
Lannett Co., Inc. (a)	68	1,484
Nektar Therapeutics (a)	478	4,995
Omeros Corp. (a)	124	1,209
Optimer Pharmaceuticals, Inc. (a)	202	2,545
Pacira Pharmaceuticals, Inc. (a)	114	5,482
Pernix Therapeutics Holdings (a)	72	197
Pozen, Inc. (a)	112	642
Questcor Pharmaceuticals, Inc.	219	12,702
Repros Therapeutics, Inc. (a)	105	2,814
Sagent Pharmaceuticals, Inc. (a)	70	1,428
Santarus, Inc. (a)	230	5,191
Sciclone Pharmaceuticals, Inc. (a)	224	1,136
Sucampo Pharmaceuticals, Inc. (Class A) (a)	56	349
Supernus Pharmaceuticals, Inc. (a)	62	455
The Medicines Co. (a)	264	8,849
TherapeuticsMD, Inc. (a)	324	949
ViroPharma, Inc. (a)	270	10,611
VIVUS, Inc. (a)	416	3,877
XenoPort, Inc. (a)	180	1,022
Zogenix, Inc. (a)	296	551

		95,462

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp.	204	4,704
Barrett Business Services, Inc.	32	2,154
CBIZ, Inc. (a)	158	1,175
CDI Corp.	58	888
CRA International, Inc. (a)	42	782
Exponent, Inc.	54	3,879
Franklin Covey Co. (a)	38	682
FTI Consulting, Inc. (a)	166	6,275
GP Strategies Corp. (a)	60	1,573
Heidrick & Struggles International, Inc.	74	1,410
Huron Consulting Group, Inc. (a)	96	5,051
ICF International, Inc. (a)	82	2,904
Insperity, Inc.	92	3,459
Kelly Services, Inc. (Class A)	112	2,181
Kforce, Inc.	112	1,981
Korn/Ferry International (a)	202	4,323
Mistras Group, Inc. (a)	66	1,122
National Technical Systems, Inc. (a)	28	640
Navigant Consulting, Inc. (a)	208	3,216
Odyssey Marine Exploration, Inc. (a)	326	981
On Assignment, Inc. (a)	190	6,270
Pendrell Corp. (a)	670	1,300
Resources Connection, Inc.	168	2,280
RPX Corp. (a)	134	2,349
The Advisory Board Co. (a)	151	8,981
The Corporate Executive Board Co.	143	10,385
TrueBlue, Inc. (a)	168	4,034
VSE Corp.	18	845
WageWorks, Inc. (a)	104	5,247

		91,071

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Acadia Realty Trust	228	5,627
AG Mortgage Investment Trust, Inc.	116	1,928
Agree Realty Corp.	54	1,630
Alexander’s, Inc.	9	2,575
American Assets Trust, Inc.	140	4,271
American Capital Mortgage Investment Corp.	244	4,821
American Realty Capital Properties, Inc.	638	7,784
American Residential Properties, Inc. (a)	56	986
AmREIT, Inc.	92	1,596
Anworth Mortgage Asset Corp.	600	2,898
Apollo Commercial Real Estate Finance, Inc.	152	2,321
Apollo Residential Mortgage, Inc.	132	1,926
Ares Commercial Real Estate Corp.	98	1,218
Armada Hoffler Properties, Inc.	78	773
ARMOUR Residential REIT, Inc.	1,548	6,502
Ashford Hospitality Trust, Inc.	264	3,258
Associated Estates Realty Corp.	245	3,653
Aviv REIT, Inc.	48	1,094
Campus Crest Communities, Inc.	268	2,894
CapLease, Inc.	368	3,124
Capstead Mortgage Corp.	396	4,661
Cedar Realty Trust, Inc.	300	1,554
Chambers Street Properties	1,030	9,043
Chatham Lodging Trust	94	1,679
Chesapeake Lodging Trust	202	4,755
Colonial Properties Trust	366	8,231
Colony Financial, Inc.	268	5,355
Coresite Realty Corp.	86	2,919
Cousins Properties, Inc.	702	7,224
CubeSmart	552	9,848
CyrusOne, Inc.	80	1,518
CYS Investments, Inc.	722	5,870
DCT Industrial Trust, Inc.	1,204	8,657
DiamondRock Hospitality Co.	810	8,643
DuPont Fabros Technology, Inc.	258	6,649
Dynex Capital, Inc.	228	2,000
EastGroup Properties, Inc.	129	7,638
Education Realty Trust, Inc.	472	4,295
Ellington Residential Mortgage REIT	26	400
EPR Properties	200	9,748
Equity One, Inc.	250	5,465
Excel Trust, Inc.	198	2,376
FelCor Lodging Trust, Inc. (a)	514	3,166
First Industrial Realty Trust, Inc.	446	7,256

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

First Potomac Realty Trust	244	$3,067
Franklin Street Properties Corp.	372	4,739
Getty Realty Corp.	106	2,060
Gladstone Commercial Corp.	69	1,239
Glimcher Realty Trust	598	5,830
Government Properties Income Trust	226	5,408
Gramercy Property Trust, Inc. (a)	246	1,021
Healthcare Realty Trust, Inc.	400	9,244
Hersha Hospitality Trust	838	4,684
Highwoods Properties, Inc.	375	13,241
Hudson Pacific Properties, Inc.	180	3,501
Inland Real Estate Corp.	354	3,621
Invesco Mortgage Capital, Inc.	560	8,618
Investors Real Estate Trust	418	3,449
iStar Financial, Inc. (a)	352	4,238
JAVELIN Mortgage Investment Corp.	56	662
Kite Realty Group Trust	378	2,242
LaSalle Hotel Properties	406	11,579
Lexington Realty Trust	698	7,839
LTC Properties, Inc.	144	5,469
Medical Properties Trust, Inc.	675	8,215
Monmouth Real Estate Investment Corp.(Class A)	176	1,596
MPG Office Trust, Inc. (a)	238	745
National Health Investors, Inc.	102	5,803
New Residential Investment Corp.	1,048	6,938
New York Mortgage Trust, Inc.	264	1,650
NorthStar Realty Finance Corp.	1,001	9,289
One Liberty Properties, Inc.	48	973
Parkway Properties, Inc.	180	3,199
Pebblebrook Hotel Trust	254	7,292
Pennsylvania Real Estate Investment Trust	282	5,273
PennyMac Mortgage Investment Trust	294	6,668
Potlatch Corp.	168	6,666
PS Business Parks, Inc.	79	5,895
RAIT Financial Trust	290	2,053
Ramco-Gershenson Properties Trust	248	3,822
Redwood Trust, Inc.	340	6,695
Resource Capital Corp.	526	3,124
Retail Opportunity Investments Corp.	300	4,146
RLJ Lodging Trust	524	12,309
Rouse Properties, Inc.	92	1,893
Ryman Hospitality Properties	182	6,281
Sabra Healthcare REIT, Inc.	154	3,544
Saul Centers, Inc.	32	1,480
Select Income REIT	95	2,451
Silver Bay Realty Trust Corp.	64	1,002
Sovran Self Storage, Inc.	130	9,838
STAG Industrial, Inc.	174	3,501
Strategic Hotels & Resorts, Inc. (a)	750	6,510
Summit Hotel Properties, Inc.	272	2,500
Sun Communities, Inc.	148	6,308
Sunstone Hotel Investors, Inc.	674	8,587
Terreno Realty Corp.	110	1,954
UMH Properties, Inc.	62	616
Universal Health Realty Income Trust	50	2,094
Urstadt Biddle Properties, Inc. (Class A)	104	2,068
Washington Real Estate Investment Trust	285	7,202
Western Asset Mortgage Capital Corp.	100	1,599
Whitestone REIT	70	1,031
Winthrop Realty Trust	120	1,338
ZAIS Financial Corp.	24	416

		466,144

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Alexander & Baldwin, Inc. (a)	178	6,411
Altisource Residential Corp.	104	2,390
AV Homes, Inc. (a)	40	698
Consolidated-Tomoka Land Co.	24	924
Forestar Group, Inc. (a)	144	3,100
Kennedy-Wilson Holdings, Inc.	216	4,009
Tejon Ranch Co. (a)	58	1,789
Thomas Properties Group, Inc.	126	847

		20,168

ROAD & RAIL — 0.5%
Arkansas Best Corp.	106	2,721
Celadon Group, Inc.	84	1,568
Heartland Express, Inc.	190	2,696
Knight Transportation, Inc.	244	4,031
Marten Transport, Ltd.	96	1,646
Patriot Transportation Holding, Inc. (a)	28	947
Quality Distribution, Inc. (a)	88	813
Roadrunner Transportation Systems, Inc. (a)	74	2,090
Saia, Inc. (a)	100	3,118
Swift Transportation Co. (a)	348	7,026
Universal Truckload Services, Inc.	22	587
Werner Enterprises, Inc.	190	4,433
YRC Worldwide, Inc. (a)	38	642

		32,318

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	162	2,838
Alpha & Omega Semiconductor, Ltd. (a)	72	606
Ambarella, Inc. (a)	76	1,484
Amkor Technology, Inc. (a)	266	1,141
Anadigics, Inc. (a)	340	670
Applied Micro Circuits Corp. (a)	305	3,934
ATMI, Inc. (a)	132	3,501
Axcelis Technologies, Inc. (a)	448	945
Brooks Automation, Inc.	276	2,570
Cabot Microelectronics Corp. (a)	96	3,698
Cavium, Inc. (a)	212	8,734
CEVA, Inc. (a)	92	1,587
Cirrus Logic, Inc. (a)	262	5,942
Cohu, Inc.	102	1,113
Cypress Semiconductor Corp. (a)	608	5,679
Diodes, Inc. (a)	148	3,626
DSP Group, Inc. (a)	82	578
Entegris, Inc. (a)	576	5,846
Entropic Communications, Inc. (a)	370	1,621
Exar Corp. (a)	158	2,119
Formfactor, Inc. (a)	224	1,537
GSI Technology, Inc. (a)	84	591
GT Advanced Technologies, Inc. (a)	494	4,204
Hittite Microwave Corp. (a)	135	8,822
Inphi Corp. (a)	108	1,450
Integrated Device Technology, Inc. (a)	546	5,143
Integrated Silicon Solution, Inc. (a)	116	1,263
Intermolecular, Inc. (a)	72	397
International Rectifier Corp. (a)	288	7,134
Intersil Corp. (Class A)	526	5,907

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

IXYS Corp.	100	$965
Kopin Corp. (a)	274	1,104
Lattice Semiconductor Corp. (a)	478	2,132
LTX-Credence Corp. (a)	196	1,290
M/A-COM Technology Solutions Holdings, Inc. (a)	44	749
MaxLinear, Inc. (Class A) (a)	96	796
Micrel, Inc.	192	1,749
Microsemi Corp. (a)	395	9,579
Mindspeed Technologies, Inc. (a)	180	547
MKS Instruments, Inc.	220	5,850
Monolithic Power Systems, Inc.	152	4,603
MoSys, Inc. (a)	194	722
Nanometrics, Inc. (a)	96	1,547
NeoPhotonics Corp. (a)	84	621
NVE Corp. (a)	20	1,021
OmniVision Technologies, Inc. (a)	224	3,429
PDF Solutions, Inc. (a)	104	2,210
Peregrine Semiconductor Corp. (a)	110	987
Pericom Semiconductor Corp. (a)	94	733
Photronics, Inc. (a)	252	1,973
PLX Technology, Inc. (a)	188	1,132
PMC-Sierra, Inc. (a)	844	5,587
Power Integrations, Inc.	120	6,498
Rambus, Inc. (a)	462	4,343
RF Micro Devices, Inc. (a)	1,164	6,565
Rubicon Technology, Inc. (a)	74	896
Rudolph Technologies, Inc. (a)	136	1,550
Semtech Corp. (a)	287	8,607
Sigma Designs, Inc. (a)	126	704
Silicon Image, Inc. (a)	320	1,709
Spansion, Inc. (Class A) (a)	196	1,978
SunEdison, Inc. (a)	960	7,651
SunPower Corp. (a)	170	4,447
Supertex, Inc.	40	1,014
Synaptics, Inc. (a)	134	5,933
Tessera Technologies, Inc.	218	4,218
TriQuint Semiconductor, Inc. (a)	676	5,496
Ultra Clean Holdings, Inc. (a)	98	677
Ultratech, Inc. (a)	114	3,454
Veeco Instruments, Inc. (a)	162	6,031
Volterra Semiconductor Corp. (a)	104	2,392

		218,169

SOFTWARE — 4.5%
Accelrys, Inc. (a)	232	2,287
ACI Worldwide, Inc. (a)	170	9,190
Actuate Corp. (a)	196	1,441
Advent Software, Inc.	136	4,318
American Software, Inc. (Class A)	100	854
Aspen Technology, Inc. (a)	397	13,716
AVG Technologies NV (a)	100	2,394
Blackbaud, Inc.	188	7,339
Bottomline Technologies, Inc. (a)	156	4,349
BroadSoft, Inc. (a)	116	4,179
Callidus Software, Inc. (a)	156	1,431
CommVault Systems, Inc. (a)	196	17,215
Comverse, Inc. (a)	92	2,939
Cyan, Inc. (a)	34	342
Digimarc Corp.	26	525
Ebix, Inc.	128	1,272
Ellie Mae, Inc. (a)	108	3,457
EPIQ Systems, Inc.	130	1,719
ePlus, Inc.	16	827
Fair Isaac Corp.	148	8,181
FleetMatics Group PLC (a)	68	2,553
Glu Mobile, Inc. (a)	234	653
Guidance Software, Inc. (a)	70	635
Guidewire Software, Inc. (a)	179	8,433
Imperva, Inc. (a)	84	3,530
Infoblox, Inc. (a)	208	8,699
Interactive Intelligence Group (a)	64	4,063
Jive Software, Inc. (a)	164	2,050
Manhattan Associates, Inc. (a)	83	7,922
Mentor Graphics Corp.	394	9,208
MicroStrategy, Inc. (a)	40	4,150
Mitek Systems, Inc. (a)	92	477
Model N, Inc. (a)	34	337
Monotype Imaging Holdings, Inc.	158	4,528
Netscout Systems, Inc. (a)	150	3,835
Pegasystems, Inc.	72	2,866
Progress Software Corp. (a)	228	5,901
Proofpoint, Inc. (a)	90	2,891
PROS Holdings, Inc. (a)	94	3,214
PTC, Inc. (a)	506	14,386
QAD, Inc. (Class A)	24	327
QLIK Technologies, Inc. (a)	369	12,635
Quality Systems, Inc.	166	3,607
Qualys, Inc. (a)	62	1,326
Rally Software Development Corp. (a)	28	839
RealPage, Inc. (a)	192	4,447
Rosetta Stone, Inc. (a)	48	779
Sapiens International Corp. NV	70	423
SeaChange International, Inc. (a)	136	1,560
Silver Spring Networks, Inc. (a)	24	416
Sourcefire, Inc. (a)	133	10,097
SS&C Technologies Holdings, Inc. (a)	248	9,449
Synchronoss Technologies, Inc. (a)	120	4,567
Take-Two Interactive Software, Inc. (a)	336	6,102
Tangoe, Inc. (a)	128	3,054
TeleCommunication Systems, Inc. (Class A), (Class A) (a)	196	482
TeleNav, Inc. (a)	74	432
TiVo, Inc. (a)	524	6,519
Tyler Technologies, Inc. (a)	134	11,721
Ultimate Software Group, Inc. (a)	117	17,246
Vasco Data Security International (a)	120	947
Verint Systems, Inc. (a)	218	8,079
VirnetX Holding Corp. (a)	174	3,550
Vringo, Inc. (a)	278	801

		287,711

SPECIALTY RETAIL — 3.4%
Aeropostale, Inc. (a)	324	3,046
America’s Car-Mart, Inc. (a)	34	1,534
ANN, Inc. (a)	202	7,316
Asbury Automotive Group, Inc. (a)	134	7,129
Barnes & Noble, Inc. (a)	168	2,174
bebe stores, inc.	144	877
Big 5 Sporting Goods Corp.	70	1,126
Body Central Corp. (a)	68	415
Brown Shoe Co., Inc.	180	4,225
Christopher & Banks Corp. (a)	150	1,082
Citi Trends, Inc. (a)	64	1,119

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Conn’s, Inc. (a)	97	$4,854
Destination Maternity Corp.	56	1,781
Destination XL Group, Inc. (a)	174	1,126
Express, Inc. (a)	354	8,351
Five Below, Inc. (a)	136	5,950
Francesca’s Holdings Corp. (a)	182	3,392
Genesco, Inc. (a)	103	6,755
Group 1 Automotive, Inc.	90	6,991
Haverty Furniture Cos., Inc.	82	2,011
hhgregg, Inc. (a)	54	967
Hibbett Sports, Inc. (a)	108	6,064
Jos. A. Bank Clothiers, Inc. (a)	116	5,099
Kirkland’s, Inc. (a)	58	1,070
Lithia Motors, Inc. (Class A)	92	6,712
Lumber Liquidators Holdings, Inc. (a)	117	12,478
MarineMax, Inc. (a)	96	1,171
Mattress Firm Holding Corp. (a)	56	1,781
Monro Muffler Brake, Inc.	135	6,276
New York & Co., Inc. (a)	120	694
Office Depot, Inc. (a)	1,018	4,917
OfficeMax, Inc.	360	4,604
Pacific Sunwear of California, Inc. (a)	192	576
Penske Automotive Group, Inc.	174	7,435
Pep Boys-Manny, Moe & Jack (a)	220	2,743
Pier 1 Imports, Inc.	392	7,652
RadioShack Corp. (a)	412	1,405
Rent-A-Center, Inc.	223	8,496
Restoration Hardware Holdings, Inc. (a)	77	4,878
Rue21, Inc. (a)	60	2,420
Sears Hometown and Outlet Stores, Inc. (a)	36	1,143
Select Comfort Corp. (a)	230	5,600
Shoe Carnival, Inc.	62	1,675
Sonic Automotive, Inc. (Class A)	162	3,856
Stage Stores, Inc.	136	2,611
Stein Mart, Inc.	114	1,564
Systemax, Inc.	46	426
The Buckle, Inc.	116	6,270
The Cato Corp. (Class A)	114	3,190
The Children’s Place Retail Stores, Inc. (a)	96	5,555
The Finish Line, Inc. (Class A)	204	5,073
The Men’s Wearhouse, Inc.	208	7,082
The Wet Seal, Inc. (Class A) (a)	368	1,446
Tile Shop Holdings, Inc. (a)	76	2,241
Tilly’s, Inc. (Class A) (a)	40	580
Trans World Entertainment Corp.	44	204
Vitamin Shoppe, Inc. (a)	126	5,512
West Marine, Inc. (a)	70	854
Winmark Corp.	12	885
Zale Corp. (a)	134	2,037
Zumiez, Inc. (a)	88	2,423

		218,919

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
American Apparel, Inc. (a)	240	312
Columbia Sportswear Co.	54	3,252
Crocs, Inc. (a)	364	4,954
Culp, Inc.	34	636
Fifth & Pacific Cos., Inc. (a)	508	12,766
G-III Apparel Group, Ltd. (a)	70	3,821
Iconix Brand Group, Inc. (a)	236	7,840
Maidenform Brands, Inc. (a)	96	2,255
Movado Group, Inc.	74	3,238
Oxford Industries, Inc.	56	3,807
Perry Ellis International, Inc.	52	980
Quiksilver, Inc. (a)	548	3,853
RG Barry Corp.	42	794
Skechers U.S.A., Inc. (a)	160	4,978
Steven Madden, Ltd. (a)	166	8,936
The Jones Group, Inc.	332	4,983
Tumi Holdings, Inc. (a)	198	3,990
Unifi, Inc. (a)	62	1,448
Vera Bradley, Inc. (a)	90	1,850
Wolverine World Wide, Inc.	213	12,403

		87,096

THRIFTS & MORTGAGE FINANCE — 1.6%
Astoria Financial Corp.	366	4,553
Banc of California, Inc.	81	1,120
Bank Mutual Corp.	192	1,204
BankFinancial Corp.	88	785
BBX Capital Corp. (Class A) (a)	30	431
Beneficial Mutual Bancorp, Inc. (a)	132	1,316
Berkshire Hills Bancorp, Inc.	104	2,611
BofI Holding, Inc. (a)	50	3,243
Brookline Bancorp, Inc.	290	2,729
Capitol Federal Financial, Inc.	616	7,657
Charter Financial Corp.	94	1,015
Clifton Savings Bancorp, Inc.	36	446
Dime Community Bancshares	132	2,198
Doral Financial Corp. (a)	28	534
ESB Financial Corp.	54	689
ESSA Bancorp, Inc.	38	396
EverBank Financial Corp.	334	5,003
Federal Agricultural Mortgage Corp. (Class C)	42	1,402
First Defiance Financial Corp.	40	936
First Federal Bancshares of Arkansas, Inc. (a)	12	112
First Financial Northwest, Inc.	68	709
Flagstar Bancorp, Inc. (a)	82	1,210
Fox Chase Bancorp, Inc.	50	870
Franklin Financial Corp.	44	834
Hingham Institution for Savings	6	419
Home Bancorp, Inc. (a)	26	470
Home Loan Servicing Solutions, Ltd.	298	6,559
HomeStreet, Inc.	54	1,042
Kearny Financial Corp. (a)	60	613
Meridian Interstate Bancorp, Inc. (a)	34	741
Meta Financial Group, Inc.	22	836
MGIC Investment Corp. (a)	1,342	9,770
NASB Financial, Inc. (a)	18	494
Northfield Bancorp, Inc.	240	2,914
Northwest Bancshares, Inc.	388	5,129
OceanFirst Financial Corp.	58	981
Oritani Financial Corp.	188	3,094
PennyMac Financial Services, Inc. (Class A) (a)	52	977
Provident Financial Holdings, Inc.	38	631
Provident Financial Services, Inc.	248	4,020
Provident New York Bancorp	184	2,004
Radian Group, Inc.	716	9,974
Rockville Financial, Inc.	114	1,482
Roma Financial Corp. (a)	30	558
Territorial Bancorp, Inc.	44	967
Tree.com, Inc.	26	683

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY	390	$2,324
United Community Financial Corp. (a)	164	638
United Financial Bancorp, Inc.	82	1,326
Walker & Dunlop, Inc. (a)	68	1,082
Waterstone Financial, Inc. (a)	30	305
Westfield Financial, Inc.	80	565
WSFS Financial Corp.	32	1,928

		104,529

TOBACCO — 0.2%
Alliance One International, Inc. (a)	362	1,054
Universal Corp.	96	4,889
Vector Group, Ltd.	262	4,218

		10,161

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp.	114	1,781
Aircastle, Ltd.	284	4,945
Applied Industrial Technologies, Inc.	179	9,219
Beacon Roofing Supply, Inc. (a)	202	7,448
BlueLinx Holdings, Inc. (a)	140	273
CAI International, Inc. (a)	72	1,675
DXP Enterprises, Inc. (a)	42	3,317
Edgen Group, Inc. (a)	70	532
H&E Equipment Services, Inc. (a)	122	3,240
Houston Wire & Cable Co.	74	997
Kaman Corp.	112	4,240
Rush Enterprises, Inc. (Class A), (Class A) (a)	144	3,817
TAL International Group, Inc.	140	6,542
Textainer Group Holdings, Ltd.	88	3,333
Titan Machinery, Inc. (a)	72	1,157
Watsco, Inc.	109	10,275

		62,791

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (a)	170	3,558

WATER UTILITIES — 0.3%
American States Water Co.	160	4,410
Artesian Resources Corp. (Class A), (Class A)	32	712
California Water Service Group	198	4,023
Connecticut Water Service, Inc.	44	1,415
Consolidated Water Co., Ltd.	60	898
Middlesex Water Co.	66	1,412
Pure Cycle Corp. (a)	72	333
SJW Corp.	64	1,793
York Water Co.	54	1,084

		16,080

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	76	532
Leap Wireless International, Inc. (a)	224	3,537
NII Holdings, Inc. (a)	712	4,322
NTELOS Holdings Corp.	64	1,203
Shenandoah Telecommunications Co.	100	2,410
USA Mobility, Inc.	90	1,274

		13,278

TOTAL COMMON STOCKS —
(Cost $5,981,892)		6,362,311

RIGHTS — 0.0% (b)
INTERNET SOFTWARE & SERVICES — 0.0% (b)
Unwired Planet, Inc. (expired 9/9/13) (a) (Cost $0)	380	2

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d) (Cost $17,740)	17,740	17,740

TOTAL INVESTMENTS — 99.9% (e)
(Cost $5,999,632)		6,380,053
OTHER ASSETS & LIABILITIES — 0.1%		7,518

NET ASSETS — 100.0%		$6,387,571

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Honeywell International, Inc.	13,909	$1,155,003
Lockheed Martin Corp.	4,438	566,067
Precision Castparts Corp.	2,993	680,129
Rockwell Collins, Inc. (a)	2,446	165,986
The Boeing Co.	25,673	3,016,578

		5,583,763

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc. (a)	3,068	182,730
Expeditors International of Washington, Inc. (a)	3,585	157,955
United Parcel Service, Inc. (Class B)	13,407	1,224,998

		1,565,683

AIRLINES — 0.2%
Delta Air Lines, Inc.	11,600	273,644
Southwest Airlines Co.	26,100	380,016

		653,660

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	4,256	431,516
Delphi Automotive PLC	10,470	611,657

		1,043,173

AUTOMOBILES — 0.2%
General Motors Co. (b)	7,610	273,732
Harley-Davidson, Inc.	5,015	322,163

		595,895

BEVERAGES — 4.0%
Brown-Forman Corp. (Class B)	5,956	405,782
Coca-Cola Enterprises, Inc.	5,520	221,959
Constellation Brands, Inc. (Class A) (b)	6,114	350,944
Dr. Pepper Snapple Group, Inc. (a)	7,477	335,119
Monster Beverage Corp. (b)	5,055	264,124
PepsiCo, Inc.	56,963	4,528,558
The Coca-Cola Co.	140,854	5,335,550

		11,442,036

BIOTECHNOLOGY — 4.7%
Alexion Pharmaceuticals, Inc. (b)	7,180	834,029
Amgen, Inc.	27,780	3,109,693
Biogen Idec, Inc. (b)	8,821	2,123,744
Celgene Corp. (b)	15,152	2,332,347
Gilead Sciences, Inc. (b)	56,434	3,546,313
Regeneron Pharmaceuticals, Inc. (b)	2,828	884,796
Vertex Pharmaceuticals, Inc. (b)	8,600	652,052

		13,482,974

BUILDING PRODUCTS — 0.1%
Masco Corp.	13,163	280,109

CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	7,310	665,795
BlackRock, Inc.	2,796	756,654
Franklin Resources, Inc. (a)	15,209	768,815
Invesco, Ltd.	10,656	339,926
T. Rowe Price Group, Inc.	9,587	689,593
The Bank of New York Mellon Corp.	21,970	663,274

		3,884,057

CHEMICALS — 3.0%
Airgas, Inc.	1,451	153,879
CF Industries Holdings, Inc.	2,118	446,538
E. I. du Pont de Nemours & Co.	16,872	988,024
Eastman Chemical Co.	5,696	443,718
Ecolab, Inc.	9,818	969,626
FMC Corp.	5,059	362,831
International Flavors & Fragrances, Inc.	1,754	144,354
Monsanto Co.	19,718	2,057,968
PPG Industries, Inc.	5,287	883,246
Praxair, Inc.	6,213	746,865
Sigma-Aldrich Corp. (a)	2,550	217,515
The Mosaic Co.	12,589	541,579
The Sherwin-Williams Co.	3,179	579,150

		8,535,293

COMMERCIAL BANKS — 1.3%
Comerica, Inc.	3,136	123,276
Huntington Bancshares, Inc. (a)	31,562	260,702
KeyCorp	17,580	200,412
M&T Bank Corp. (a)	3,026	338,670
Regions Financial Corp.	25,018	231,667
U.S. Bancorp	67,918	2,484,440
Zions Bancorporation	6,836	187,443

		3,826,610

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp. (a)	3,916	200,499
Iron Mountain, Inc.	3,053	82,492
Stericycle, Inc. (b)	3,158	364,434
The ADT Corp.	4,432	180,205

		827,630

COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	92,952	2,176,936
F5 Networks, Inc. (b)	2,822	242,015
Harris Corp.	2,342	138,881
JDS Uniphase Corp. (b)	8,644	127,153
QUALCOMM, Inc.	63,385	4,269,613

		6,954,598

COMPUTERS & PERIPHERALS — 6.6%
Apple, Inc.	33,540	15,990,195
EMC Corp.	76,879	1,965,027
NetApp, Inc. (a)	7,876	335,675
Seagate Technology PLC	11,742	513,595

		18,804,492

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (b)	7,856	216,119

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	3,252	168,486

CONSUMER FINANCE — 1.4%
American Express Co.	34,316	2,591,544
Discover Financial Services	17,872	903,251
SLM Corp.	16,086	400,542

		3,895,337

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,511	247,333
Bemis Co., Inc. (a)	1,576	61,480

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Sealed Air Corp.	3,584	$97,449

		406,262

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	4,380	116,771

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Bank of America Corp.	396,808	5,475,950
IntercontinentalExchange, Inc. (b)	1,713	310,772
Moody’s Corp.	7,132	501,594

		6,288,316

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	49,807	2,323,995

ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	9,000	414,180
Eaton Corp. PLC	8,526	586,930
Emerson Electric Co.	12,022	777,823
Rockwell Automation, Inc.	3,297	352,581
Roper Industries, Inc.	3,639	483,514

		2,615,028

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	5,963	461,417
Molex, Inc.	2,688	103,542
TE Connectivity, Ltd.	7,054	365,256

		930,215

ENERGY EQUIPMENT & SERVICES — 1.3%
Cameron International Corp. (b)	4,260	248,656
FMC Technologies, Inc. (b)	4,020	222,788
Halliburton Co.	13,432	646,751
Schlumberger, Ltd.	29,849	2,637,458

		3,755,653

FOOD & STAPLES RETAILING — 0.6%
Costco Wholesale Corp.	6,940	798,933
Whole Foods Market, Inc. (a)	13,766	805,311

		1,604,244

FOOD PRODUCTS — 0.8%
Campbell Soup Co. (a)	3,416	139,065
General Mills, Inc.	10,709	513,175
Kellogg Co.	4,941	290,185
McCormick & Co., Inc. (a)	4,855	314,119
Mead Johnson Nutrition Co.	3,951	293,401
The Hershey Co. (a)	5,511	509,768
The J.M. Smucker Co.	2,073	217,748

		2,277,461

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	36,215	1,201,976
Baxter International, Inc.	20,134	1,322,602
Becton, Dickinson and Co.	3,622	362,272
Boston Scientific Corp. (b)	21,830	256,284
C.R. Bard, Inc.	1,826	210,355
Covidien PLC	10,658	649,499
DENTSPLY International, Inc.	3,236	140,475
Edwards Lifesciences Corp. (b)	4,203	292,655
Intuitive Surgical, Inc. (b)	1,466	551,612
Medtronic, Inc.	18,006	958,819
Stryker Corp.	5,781	390,738
Varian Medical Systems, Inc. (b)	2,659	198,707
Zimmer Holdings, Inc.	4,463	366,591

		6,902,585

HEALTH CARE PROVIDERS & SERVICES — 0.5%
DaVita HealthCare Partners, Inc. (b)	6,234	354,715
Express Scripts Holding Co. (b)	16,254	1,004,172

		1,358,887

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	10,750	564,912

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (b)	773	331,385
Marriott International, Inc. (Class A)	4,821	202,771
McDonald’s Corp.	19,272	1,854,159
Starbucks Corp.	27,638	2,127,297
Starwood Hotels & Resorts Worldwide, Inc.	4,401	292,446
Wyndham Worldwide Corp.	5,044	307,533
Wynn Resorts, Ltd.	2,950	466,130
Yum! Brands, Inc.	10,841	773,939

		6,355,660

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (a)	10,320	200,518
Leggett & Platt, Inc. (a)	5,274	159,011
Lennar Corp. (Class A) (a)	6,064	214,665
Newell Rubbermaid, Inc.	10,650	292,875
Pulte Group, Inc. (a)	12,552	207,108

		1,074,177

HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	20,054	1,189,202
Kimberly-Clark Corp.	8,317	783,628
The Clorox Co. (a)	2,628	214,760
The Procter & Gamble Co.	49,703	3,757,050

		5,944,640

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	13,708	1,636,872
Danaher Corp.	13,290	921,263

		2,558,135

INSURANCE — 0.6%
Aon PLC	7,155	532,618
Marsh & McLennan Cos., Inc.	10,226	445,342
Prudential Financial, Inc.	7,856	612,611

		1,590,571

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (b)	13,623	4,259,095
Expedia, Inc. (a)	2,313	119,790
Netflix, Inc. (b)	2,143	662,637
Priceline.com, Inc. (b)	1,912	1,932,936
TripAdvisor, Inc. (a)(b)	4,095	310,565

		7,285,023

INTERNET SOFTWARE & SERVICES — 4.6%
Akamai Technologies, Inc. (b)	6,594	340,910
eBay, Inc. (b)	43,078	2,403,322
Google, Inc. (Class A) (b)	10,349	9,064,792
VeriSign, Inc. (a)(b)	4,999	254,399
Yahoo!, Inc. (b)	35,030	1,161,595

		13,225,018

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 5.1%
Accenture PLC (Class A)	15,617	$1,150,036
Automatic Data Processing, Inc.	10,430	754,923
Cognizant Technology Solutions Corp. (Class A) (b)	11,125	913,585
Computer Sciences Corp.	3,578	185,126
Fidelity National Information Services, Inc.	7,624	354,059
Fiserv, Inc. (b)	4,907	495,852
International Business Machines Corp.	19,778	3,662,490
Mastercard, Inc. (Class A)	3,850	2,590,203
Paychex, Inc. (a)	6,798	276,271
Teradata Corp. (b)	6,210	344,282
Total System Services, Inc.	2,912	85,671
Visa, Inc. (Class A) (a)	19,101	3,650,201

		14,462,699

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	12,639	529,069

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	12,201	625,301
Life Technologies Corp. (b)	6,337	474,198
PerkinElmer, Inc.	4,250	160,438
Thermo Fisher Scientific, Inc.	8,982	827,691
Waters Corp. (a)(b)	1,966	208,809

		2,296,437

MACHINERY — 1.8%
Cummins, Inc.	6,462	858,606
Deere & Co. (a)	9,577	779,472
Dover Corp.	3,572	320,873
Flowserve Corp.	3,330	207,759
Illinois Tool Works, Inc.	15,324	1,168,761
Ingersoll-Rand PLC	5,946	386,133
PACCAR, Inc.	13,016	724,471
Pall Corp.	2,222	171,183
Pentair, Ltd.	3,962	257,292
Snap-On, Inc.	2,109	209,845
Xylem, Inc.	3,144	87,812

		5,172,207

MEDIA — 6.4%
CBS Corp.	20,800	1,147,328
Comcast Corp. (Class A)	96,652	4,363,838
DIRECTV (Class A) (b)	18,899	1,129,215
Discovery Communications, Inc. (Series A) (a)(b)	8,480	715,882
Gannett Co., Inc. (a)	3,924	105,124
McGraw Hill Financial, Inc.	6,663	437,026
News Corp. (Class A) (b)	8,221	132,029
Omnicom Group, Inc.	5,227	331,601
Scripps Networks Interactive, Inc. (Class A) (a)	4,054	316,658
The Interpublic Group of Cos., Inc.	6,830	117,339
The Walt Disney Co.	42,950	2,769,846
Time Warner Cable, Inc.	10,580	1,180,728
Time Warner, Inc.	33,936	2,233,328
Twenty-First Century Fox, Inc.	73,380	2,458,230
Viacom, Inc. (Class B)	8,981	750,632

		18,188,804

METALS & MINING — 0.1%
Nucor Corp.	5,608	274,904

MULTI-UTILITIES — 0.1%
Sempra Energy	4,150	355,240

MULTILINE RETAIL — 0.5%
Dollar General Corp. (b)	7,454	420,853
Dollar Tree, Inc. (a)(b)	8,146	465,625
Family Dollar Stores, Inc.	3,450	248,469
Nordstrom, Inc.	5,520	310,224

		1,445,171

OIL, GAS & CONSUMABLE FUELS — 5.0%
Anadarko Petroleum Corp.	9,462	879,871
Cabot Oil & Gas Corp.	9,320	347,822
Denbury Resources, Inc. (b)	13,796	253,984
EOG Resources, Inc.	10,025	1,697,032
EQT Corp.	2,519	223,486
Exxon Mobil Corp.	87,803	7,554,570
Marathon Petroleum Corp.	5,302	341,025
Noble Energy, Inc.	13,230	886,542
Pioneer Natural Resources Co. (a)	5,042	951,930
Range Resources Corp.	3,561	270,244
Southwestern Energy Co. (b)	6,755	245,747
Tesoro Corp.	5,146	226,321
The Williams Cos., Inc.	12,193	443,338

		14,321,912

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	13,436	384,673

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. (Class A)	5,728	400,387

PHARMACEUTICALS — 8.1%
AbbVie, Inc.	58,638	2,622,878
Actavis, Inc. (b)	6,411	923,184
Allergan, Inc.	7,023	635,230
Bristol-Myers Squibb Co.	34,016	1,574,260
Eli Lilly & Co.	36,844	1,854,359
Johnson & Johnson	55,112	4,777,659
Merck & Co., Inc.	108,144	5,148,736
Mylan, Inc. (b)	14,069	537,014
Perrigo Co. (a)	3,440	424,427
Pfizer, Inc.	144,333	4,143,800
Zoetis, Inc.	18,521	576,374

		23,217,921

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (a)	833	86,507
Equifax, Inc.	4,435	265,435
Nielsen Holdings NV	2,510	91,490
Robert Half International, Inc.	3,181	124,154

		567,586

REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Tower Corp.	14,570	1,080,074
Apartment Investment & Management Co. (Class A)	2,901	81,054
AvalonBay Communities, Inc.	2,357	299,551
Boston Properties, Inc.	2,968	317,279
Equity Residential	6,339	339,580
HCP, Inc.	9,294	380,589
Health Care REIT, Inc.	10,530	656,862
Kimco Realty Corp.	7,964	160,714

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Plum Creek Timber Co., Inc. (a)	3,208	$150,231
Public Storage	2,924	469,448
Simon Property Group, Inc.	7,220	1,070,221
The Macerich Co.	2,180	123,039
Ventas, Inc.	7,210	443,415
Vornado Realty Trust	3,186	267,815

		5,839,872

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	6,128	141,741

ROAD & RAIL — 1.0%
Kansas City Southern	2,504	273,837
Union Pacific Corp.	17,108	2,657,557

		2,931,394

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Altera Corp.	6,438	239,236
Analog Devices, Inc.	7,469	351,416
Applied Materials, Inc.	44,212	775,479
Broadcom Corp. (Class A)	20,312	528,315
Intel Corp.	183,986	4,216,959
KLA-Tencor Corp.	6,121	372,463
Lam Research Corp. (b)	3,512	179,779
Linear Technology Corp.	5,705	226,260
LSI Corp.	20,423	159,708
Microchip Technology, Inc. (a)	4,505	181,506
Micron Technology, Inc. (b)	16,172	282,525
Teradyne, Inc. (a)(b)	6,980	115,310
Texas Instruments, Inc.	24,901	1,002,763
Xilinx, Inc.	6,024	282,285

		8,914,004

SOFTWARE — 4.7%
Adobe Systems, Inc. (b)	17,219	894,355
Autodesk, Inc. (b)	5,376	221,330
Citrix Systems, Inc. (b)	3,996	282,158
Intuit, Inc. (a)	10,946	725,829
Microsoft Corp.	153,961	5,128,441
Oracle Corp.	131,705	4,368,655
Red Hat, Inc. (b)	7,123	328,655
Salesforce.com, Inc. (a)(b)	20,016	1,039,030
Symantec Corp.	15,671	387,857

		13,376,310

SPECIALTY RETAIL — 3.9%
AutoNation, Inc. (a)(b)	1,072	55,926
AutoZone, Inc. (b)	1,339	566,035
Bed Bath & Beyond, Inc. (b)	4,036	312,225
CarMax, Inc. (a)(b)	5,262	255,049
L Brands, Inc. (a)	8,846	540,491
Lowe’s Cos., Inc.	38,832	1,848,792
O’Reilly Automotive, Inc. (b)	4,094	522,353
PetSmart, Inc. (a)	3,812	290,703
Ross Stores, Inc.	7,976	580,653
The Gap, Inc.	10,168	409,567
The Home Depot, Inc.	52,918	4,013,830
Tiffany & Co.	1,979	151,631
TJX Cos., Inc.	26,492	1,493,884
Urban Outfitters, Inc. (b)	4,067	149,544

		11,190,683

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	10,390	566,567
Fossil Group, Inc. (a)(b)	1,906	221,553
NIKE, Inc. (Class B)	16,054	1,166,162
PVH Corp.	3,024	358,919
Ralph Lauren Corp.	2,296	378,220
V.F. Corp. (a)	3,240	644,922

		3,336,343

TOBACCO — 2.6%
Altria Group, Inc.	42,284	1,452,456
Lorillard, Inc. (a)	13,982	626,114
Philip Morris International, Inc.	59,815	5,179,381
Reynolds American, Inc.	5,603	273,314

		7,531,265

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	9,922	498,581
W.W. Grainger, Inc.	1,368	358,019

		856,600

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (b)	10,818	790,039

TOTAL COMMON STOCKS —
(Cost $203,108,919)		285,462,729

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	10,332,856	10,332,856
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	378,122	378,122

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,710,978)		10,710,978

TOTAL INVESTMENTS — 103.6% (g)
(Cost $213,819,897)		296,173,707
OTHER ASSETS & LIABILITIES — (3.6)%		(10,260,694)

NET ASSETS — 100.0%		$285,913,013

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.5%
General Dynamics Corp.	7,000	$612,640
Honeywell International, Inc.	8,519	707,418
L-3 Communications Holdings, Inc.	1,935	182,857
Lockheed Martin Corp.	3,142	400,762
Northrop Grumman Corp.	4,985	474,871
Precision Castparts Corp.	1,344	305,411
Raytheon Co.	6,921	533,401
Rockwell Collins, Inc. (a)	1,507	102,265
Textron, Inc.	5,759	159,006
United Technologies Corp.	17,729	1,911,541

		5,390,172

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc. (a)	1,684	100,299
Expeditors International of Washington, Inc. (a)	2,298	101,250
FedEx Corp.	6,236	711,590
United Parcel Service, Inc. (Class B)	7,418	677,783

		1,590,922

AIRLINES — 0.2%
Delta Air Lines, Inc.	11,200	264,208

AUTO COMPONENTS — 0.5%
Johnson Controls, Inc.	14,305	593,657
The Goodyear Tire & Rubber Co. (b)	5,526	124,059

		717,716

AUTOMOBILES — 1.4%
Ford Motor Co.	82,668	1,394,609
General Motors Co. (b)	15,490	557,176
Harley-Davidson, Inc. (a)	1,830	117,559

		2,069,344

BEVERAGES — 0.3%
Beam, Inc.	3,356	216,965
Coca-Cola Enterprises, Inc.	2,247	90,352
Molson Coors Brewing Co. (Class B) (a)	3,238	162,321

		469,638

CAPITAL MARKETS — 2.9%
BlackRock, Inc.	1,019	275,762
E*TRADE Financial Corp. (b)	5,829	96,178
Invesco, Ltd.	3,242	103,420
Legg Mason, Inc. (a)	2,322	77,648
Morgan Stanley	29,150	785,592
Northern Trust Corp.	4,607	250,575
State Street Corp. (c)	9,444	620,943
The Bank of New York Mellon Corp.	11,949	360,740
The Charles Schwab Corp.	24,457	517,021
The Goldman Sachs Group, Inc.	8,852	1,400,475

		4,488,354

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	4,377	466,457
Airgas, Inc.	643	68,190
E. I. du Pont de Nemours & Co.	9,810	574,474
International Flavors & Fragrances, Inc.	680	55,964
LyondellBasell Industries NV	9,466	693,195
Praxair, Inc.	2,700	324,567
Sigma-Aldrich Corp. (a)	1,020	87,006
The Dow Chemical Co.	25,530	980,352

		3,250,205

COMMERCIAL BANKS — 4.3%
BB&T Corp.	14,610	493,088
Comerica, Inc.	2,153	84,634
Fifth Third Bancorp	18,661	336,644
KeyCorp	9,406	107,228
M&T Bank Corp.	831	93,006
PNC Financial Services Group, Inc.	11,083	802,963
Regions Financial Corp.	15,171	140,484
SunTrust Banks, Inc.	11,255	364,887
Wells Fargo & Co.	102,091	4,218,400

		6,641,334

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp.	2,171	94,482
Iron Mountain, Inc.	1,642	44,367
Pitney Bowes, Inc. (a)	4,522	82,255
Republic Services, Inc.	5,758	192,087
The ADT Corp. (a)	1,910	77,661
Tyco International, Ltd.	9,690	338,956
Waste Management, Inc.	9,279	382,666

		1,212,474

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	59,770	1,399,814
Harris Corp.	1,081	64,103
Juniper Networks, Inc. (b)	10,769	213,872
Motorola Solutions, Inc.	5,034	298,919

		1,976,708

COMPUTERS & PERIPHERALS — 1.3%
Dell, Inc.	30,459	419,420
Hewlett-Packard Co.	40,556	850,865
NetApp, Inc. (a)	2,708	115,415
SanDisk Corp.	5,066	301,478
Western Digital Corp.	4,597	291,450

		1,978,628

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	3,432	243,535
Jacobs Engineering Group, Inc. (b)	2,852	165,929

		409,464

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co. (a)	869	45,023

CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	12,217	839,797

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc. (a)	1,210	47,202
MeadWestvaco Corp.	3,642	139,780
Owens-Illinois, Inc. (b)	3,501	105,100
Sealed Air Corp.	2,058	55,957

		348,039

DISTRIBUTORS — 0.2%
Genuine Parts Co. (a)	3,239	262,003

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	3,125	83,312

DIVERSIFIED FINANCIAL SERVICES — 8.2%
Berkshire Hathaway, Inc. (Class B) (b)	37,995	4,312,813
Citigroup, Inc.	64,040	3,106,580

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

CME Group, Inc.	6,683	$493,740
IntercontinentalExchange, Inc. (a)(b)	560	101,595
JPMorgan Chase & Co.	79,620	4,115,558
Leucadia National Corp. (a)	6,161	167,826
NYSE Euronext	5,043	211,705
The NASDAQ OMX Group, Inc.	2,637	84,621

		12,594,438

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
AT&T, Inc.	112,197	3,794,503
CenturyLink, Inc.	12,805	401,821
Frontier Communications Corp. (a)	21,532	89,788
Verizon Communications, Inc.	32,028	1,494,426
Windstream Holdings, Inc. (a)	12,604	100,832

		5,881,370

ELECTRIC UTILITIES — 3.6%
American Electric Power Co., Inc.	10,153	440,133
Duke Energy Corp.	14,811	989,079
Edison International	6,943	319,795
Entergy Corp.	3,770	238,226
Exelon Corp.	18,008	533,757
FirstEnergy Corp. (a)	8,898	324,332
NextEra Energy, Inc.	8,927	715,588
Northeast Utilities (a)	6,579	271,384
Pepco Holdings, Inc. (a)	5,441	100,441
Pinnacle West Capital Corp.	2,321	127,051
PPL Corp.	13,370	406,181
Southern Co.	18,289	753,141
Xcel Energy, Inc.	10,427	287,889

		5,506,997

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	5,078	349,570
Emerson Electric Co.	8,383	542,380
Rockwell Automation, Inc.	1,016	108,651

		1,000,601

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	30,847	450,058
FLIR Systems, Inc.	3,038	95,393
Jabil Circuit, Inc.	4,094	88,758
Molex, Inc. (a)	1,325	51,039
TE Connectivity, Ltd.	4,857	251,495

		936,743

ENERGY EQUIPMENT & SERVICES — 2.5%
Baker Hughes, Inc.	9,382	460,656
Cameron International Corp. (b)	2,708	158,066
Diamond Offshore Drilling, Inc. (a)	1,464	91,236
Ensco PLC (Class A)	4,832	259,720
FMC Technologies, Inc. (b)	2,700	149,634
Halliburton Co.	10,373	499,460
Helmerich & Payne, Inc. (a)	2,242	154,586
Nabors Industries, Ltd.	5,496	88,266
National Oilwell Varco, Inc.	8,936	697,991
Noble Corp.	5,452	205,922
Rowan Cos. PLC (b)	2,497	91,690
Schlumberger, Ltd.	10,905	963,566

		3,820,793

FOOD & STAPLES RETAILING — 4.3%
Costco Wholesale Corp.	5,278	607,603
CVS Caremark Corp.	25,768	1,462,334
Safeway, Inc.	5,238	167,564
Sysco Corp. (a)	12,284	391,000
The Kroger Co.	10,987	443,215
Wal-Mart Stores, Inc.	34,533	2,554,061
Walgreen Co.	18,409	990,404

		6,616,181

FOOD PRODUCTS — 2.5%
Archer-Daniels-Midland Co.	14,014	516,276
Campbell Soup Co.	1,768	71,975
ConAgra Foods, Inc.	8,827	267,811
General Mills, Inc.	7,407	354,944
Hormel Foods Corp.	2,797	117,810
Kellogg Co.	2,475	145,357
Kraft Foods Group, Inc.	12,564	658,856
Mead Johnson Nutrition Co.	2,024	150,302
Mondelez International, Inc. (Class A)	37,425	1,175,894
The J.M. Smucker Co.	1,133	119,010
Tyson Foods, Inc. (Class A) (a)	5,937	167,898

		3,746,133

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	2,424	111,577
ONEOK, Inc.	4,304	229,489

		341,066

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	12,253	406,677
Becton, Dickinson and Co.	2,027	202,741
Boston Scientific Corp. (b)	16,198	190,164
C.R. Bard, Inc.	564	64,973
CareFusion Corp. (b)	4,812	177,563
Covidien PLC	3,651	222,492
DENTSPLY International, Inc.	1,158	50,269
Medtronic, Inc.	10,772	573,609
St. Jude Medical, Inc. (a)	5,958	319,587
Stryker Corp. (a)	2,812	190,063
Varian Medical Systems, Inc. (b)	788	58,887
Zimmer Holdings, Inc.	1,015	83,372

		2,540,397

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	8,073	516,833
AmerisourceBergen Corp.	4,886	298,535
Cardinal Health, Inc.	7,085	369,483
CIGNA Corp.	5,967	458,624
Express Scripts Holding Co. (b)	7,881	486,888
Humana, Inc. (a)	3,272	305,376
Laboratory Corp. of America Holdings (b)	2,020	200,263
McKesson Corp.	4,762	610,964
Patterson Cos., Inc.	1,702	68,420
Quest Diagnostics, Inc. (a)	3,272	202,177
Tenet Healthcare Corp. (a)(b)	2,246	92,513
UnitedHealth Group, Inc.	21,594	1,546,346
WellPoint, Inc.	6,397	534,853

		5,691,275

HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	9,314	304,009
Chipotle Mexican Grill, Inc. (a)(b)	224	96,029
Darden Restaurants, Inc. (a)	2,671	123,640

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

International Game Technology	5,857	$110,873
Marriott International, Inc. (Class A)	2,183	91,817
McDonald’s Corp.	10,120	973,645
Starwood Hotels & Resorts Worldwide, Inc.	1,624	107,915
Yum! Brands, Inc.	3,264	233,017

		2,040,945

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	2,556	115,506
Harman International Industries, Inc. (a)	1,520	100,669
Whirlpool Corp.	1,684	246,605

		462,780

HOUSEHOLD PRODUCTS — 2.0%
Colgate-Palmolive Co.	6,978	413,796
Kimberly-Clark Corp.	3,482	328,074
The Clorox Co. (a)	1,229	100,434
The Procter & Gamble Co.	29,375	2,220,456

		3,062,760

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	6,894	188,413
The AES Corp.	13,322	177,049

		365,462

INDUSTRIAL CONGLOMERATES — 4.0%
3M Co.	5,803	692,936
Danaher Corp.	4,904	339,946
General Electric Co.	215,109	5,138,954

		6,171,836

INSURANCE — 5.7%
ACE, Ltd.	7,119	666,054
Aflac, Inc.	9,792	607,006
American International Group, Inc.	31,042	1,509,572
Aon PLC	2,571	191,385
Assurant, Inc.	1,740	94,134
Cincinnati Financial Corp. (a)	3,169	149,450
Genworth Financial, Inc. (Class A) (b)	10,338	132,223
Hartford Financial Services Group, Inc.	9,544	297,009
Lincoln National Corp. (a)	5,686	238,755
Loews Corp.	6,459	301,894
Marsh & McLennan Cos., Inc.	5,584	243,183
MetLife, Inc.	23,661	1,110,884
Principal Financial Group, Inc.	5,935	254,137
Prudential Financial, Inc.	5,256	409,863
The Allstate Corp.	9,875	499,181
The Chubb Corp.	5,488	489,859
The Progressive Corp.	11,593	315,677
The Travelers Cos., Inc.	7,945	673,498
Torchmark Corp. (a)	1,992	144,121
Unum Group	5,683	172,991
XL Group PLC	6,277	193,457

		8,694,333

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc. (a)	673	34,855

IT SERVICES — 2.1%
Accenture PLC (Class A)	4,755	350,158
Automatic Data Processing, Inc.	4,276	309,497
Computer Sciences Corp.	1,180	61,053
Fidelity National Information Services, Inc.	1,901	88,282
International Business Machines Corp.	10,475	1,939,761
Paychex, Inc. (a)	2,835	115,214
The Western Union Co.	11,634	217,091
Total System Services, Inc.	1,700	50,014

		3,131,070

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,414	113,796

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.	2,381	219,409
Waters Corp. (a)(b)	680	72,223

		291,632

MACHINERY — 1.8%
Caterpillar, Inc.	13,462	1,122,327
Deere & Co. (a)	2,591	210,881
Dover Corp.	1,588	142,650
Flowserve Corp.	1,159	72,310
Ingersoll-Rand PLC	2,433	157,999
Joy Global, Inc. (a)	2,242	114,432
Pall Corp.	1,124	86,593
Parker Hannifin Corp.	3,116	338,771
Pentair, Ltd.	2,116	137,413
Stanley Black & Decker, Inc.	3,401	308,029
Xylem, Inc.	2,064	57,648

		2,749,053

MEDIA — 1.1%
Cablevision Systems Corp. (Class A) (a)	4,818	81,135
Gannett Co., Inc. (a)	2,532	67,832
McGraw Hill Financial, Inc.	2,040	133,803
News Corp. (Class A) (a)(b)	5,778	92,795
Omnicom Group, Inc.	2,513	159,425
The Interpublic Group of Cos., Inc.	4,993	85,780
The Walt Disney Co.	10,508	677,661
The Washington Post Co. (Class B) (a)	96	58,690
Viacom, Inc. (Class B)	4,069	340,087

		1,697,208

METALS & MINING — 1.0%
Alcoa, Inc.	22,257	180,727
Allegheny Technologies, Inc. (a)	2,280	69,586
Cliffs Natural Resources, Inc. (a)	3,254	66,707
Freeport-McMoRan Copper & Gold, Inc.	21,828	722,070
Newmont Mining Corp. (a)	10,359	291,088
Nucor Corp. (a)	3,466	169,903
United States Steel Corp. (a)	3,130	64,447

		1,564,528

MULTI-UTILITIES — 2.3%
Ameren Corp.	5,265	183,433
CenterPoint Energy, Inc. (a)	9,247	221,651
CMS Energy Corp.	5,727	150,735
Consolidated Edison, Inc. (a)	6,155	339,387
Dominion Resources, Inc.	12,170	760,382
DTE Energy Co.	3,653	241,025
Integrys Energy Group, Inc. (a)	1,709	95,516
NiSource, Inc.	6,614	204,306

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

PG&E Corp.	9,145	$374,213
Public Service Enterprise Group, Inc.	10,570	348,070
SCANA Corp. (a)	3,034	139,685
Sempra Energy	2,385	204,156
TECO Energy, Inc. (a)	4,427	73,222
Wisconsin Energy Corp. (a)	4,906	198,104

		3,533,885

MULTILINE RETAIL — 1.0%
Dollar General Corp. (b)	2,110	119,131
J.C. Penney Co., Inc. (a)(b)	3,068	27,060
Kohl’s Corp. (a)	4,429	229,201
Macy’s, Inc.	8,054	348,496
Target Corp. (a)	13,522	865,137

		1,589,025

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	24,510	252,208

OIL, GAS & CONSUMABLE FUELS — 12.4%
Anadarko Petroleum Corp.	5,167	480,479
Apache Corp.	8,561	728,884
Cabot Oil & Gas Corp.	3,586	133,830
Chesapeake Energy Corp.	10,821	280,047
Chevron Corp.	40,852	4,963,518
ConocoPhillips	25,769	1,791,203
CONSOL Energy, Inc.	4,689	157,785
Devon Energy Corp.	7,877	454,975
EQT Corp.	1,665	147,719
Exxon Mobil Corp.	42,803	3,682,770
Hess Corp.	6,233	482,060
Kinder Morgan, Inc.	14,180	504,383
Marathon Oil Corp.	14,768	515,108
Marathon Petroleum Corp.	3,761	241,907
Murphy Oil Corp. (a)	3,825	230,724
Newfield Exploration Co. (a)(b)	2,819	77,156
Occidental Petroleum Corp.	17,023	1,592,331
Peabody Energy Corp. (a)	5,526	95,323
Phillips 66	13,094	757,095
QEP Resources, Inc.	3,666	101,512
Range Resources Corp. (a)	1,399	106,170
Southwestern Energy Co. (b)	3,497	127,221
Spectra Energy Corp.	14,179	485,347
The Williams Cos., Inc.	7,383	268,446
Valero Energy Corp.	11,571	395,150
WPX Energy, Inc. (a)(b)	4,060	78,196

		18,879,339

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	9,209	412,563
Weyerhaeuser Co.	4,159	119,072

		531,635

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	9,360	192,816
The Estee Lauder Cos., Inc. (Class A)	2,120	148,188

		341,004

PHARMACEUTICALS — 3.5%
Allergan, Inc.	2,264	204,779
Bristol-Myers Squibb Co.	15,318	708,917
Forest Laboratories, Inc. (b)	4,843	207,232
Hospira, Inc. (a)(b)	3,591	140,839
Johnson & Johnson	27,961	2,423,939
Pfizer, Inc.	57,569	1,652,806

		5,338,512

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. (a)	445	46,213
Nielsen Holdings NV	2,930	106,798
Robert Half International, Inc.	1,118	43,636

		196,647

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Apartment Investment & Management Co. (Class A)	1,339	37,412
AvalonBay Communities, Inc. (a)	1,182	150,220
Boston Properties, Inc. (a)	1,448	154,791
Equity Residential	3,140	168,210
HCP, Inc.	4,177	171,048
Host Hotels & Resorts, Inc.	15,424	272,542
Kimco Realty Corp. (a)	3,920	79,106
Plum Creek Timber Co., Inc. (a)	1,609	75,349
ProLogis	10,477	394,145
Public Storage	1,452	233,119
Simon Property Group, Inc.	2,372	351,601
The Macerich Co.	1,662	93,803
Ventas, Inc.	2,024	124,476
Vornado Realty Trust	1,777	149,375

		2,455,197

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,456	56,807

ROAD & RAIL — 0.8%
CSX Corp.	21,488	553,101
Kansas City Southern	950	103,892
Norfolk Southern Corp.	6,598	510,355
Ryder Systems, Inc.	1,147	68,476

		1,235,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Altera Corp.	3,038	112,892
Analog Devices, Inc.	2,011	94,617
First Solar, Inc. (a)(b)	1,232	49,539
Lam Research Corp. (b)	1,456	74,533
Linear Technology Corp. (a)	1,749	69,365
Microchip Technology, Inc. (a)	1,466	59,065
Micron Technology, Inc. (b)	11,951	208,784
NVIDIA Corp.	12,103	188,323
Texas Instruments, Inc.	9,043	364,162
Xilinx, Inc.	2,030	95,126

		1,316,406

SOFTWARE — 2.0%
Autodesk, Inc. (b)	1,657	68,219
CA, Inc.	6,968	206,741
Citrix Systems, Inc. (b)	1,684	118,907
Electronic Arts, Inc. (b)	6,302	161,016
Microsoft Corp.	72,073	2,400,752
Symantec Corp.	5,542	137,164

		3,092,799

SPECIALTY RETAIL — 0.7%
Abercrombie & Fitch Co. (Class A) (a)	1,643	58,113
AutoNation, Inc. (a)(b)	724	37,771
Bed Bath & Beyond, Inc. (b)	2,367	183,111

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Best Buy Co., Inc. (a)	5,640	$211,500
CarMax, Inc. (a)(b)	1,812	87,828
GameStop Corp. (Class A) (a)	2,500	124,125
Staples, Inc. (a)	13,967	204,617
Tiffany & Co.	1,244	95,315

		1,002,380

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
NIKE, Inc. (Class B)	6,507	472,668

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	10,405	94,165
People’s United Financial, Inc. (a)	7,611	109,446

		203,611

TOBACCO — 0.5%
Altria Group, Inc.	18,199	625,136
Reynolds American, Inc.	3,630	177,071

		802,207

TRADING COMPANIES & DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	452	118,293

TOTAL COMMON STOCKS —
(Cost $137,861,987)		152,512,040

SHORT TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,914,886	5,914,886
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	213,203	213,203

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,128,089)		6,128,089

TOTAL INVESTMENTS — 103.8% (h)
(Cost $143,990,076)		158,640,129
OTHER ASSETS & LIABILITIES — (3.8)%		(5,751,857)

NET ASSETS — 100.0%		$152,888,272

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	888	$24,269
Aerovironment, Inc. (a)(b)	400	9,240
Alliant Techsystems, Inc.	728	71,024
American Science & Engineering, Inc.	155	9,348
API Technologies Corp. (a)	723	2,118
Astronics Corp. (a)	233	11,582
BE Aerospace, Inc. (a)	2,182	161,075
Cubic Corp.	395	21,204
Curtiss-Wright Corp.	1,048	49,214
DigitalGlobe, Inc. (a)	1,598	50,529
Ducommun, Inc. (a)	245	7,027
Engility Holdings, Inc. (a)	408	12,946
Erickson Air-Crane, Inc. (a)(b)	80	1,253
Esterline Technologies Corp. (a)	733	58,559
Exelis, Inc.	3,991	62,699
GenCorp, Inc. (a)(b)	1,275	20,438
HEICO Corp. (b)	1,115	75,530
Hexcel Corp. (a)	2,183	84,700
Huntington Ingalls Industries, Inc.	1,130	76,162
Innovative Solutions & Support, Inc. (b)	233	1,855
Kratos Defense & Security Solutions, Inc. (a)	965	7,990
LMI Aerospace, Inc. (a)	245	3,273
Moog, Inc. (Class A) (a)	958	56,206
National Presto Industries, Inc. (b)	75	5,281
Orbital Sciences Corp. (a)	1,278	27,068
Sparton Corp. (a)	245	6,248
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,557	61,982
Taser International, Inc. (a)	1,125	16,774
Teledyne Technologies, Inc. (a)	843	71,596
The Keyw Holding Corp. (a)(b)	630	8,473
TransDigm Group, Inc.	1,112	154,234
Triumph Group, Inc.	1,127	79,138

		1,309,035

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,123	8,411
Atlas Air Worldwide Holdings, Inc. (a)	560	25,822
Echo Global Logistics, Inc. (a)(b)	405	8,481
Forward Air Corp.	638	25,743
HUB Group, Inc. (Class A) (a)	798	31,306
Pacer International, Inc. (a)	710	4,395
Park-Ohio Holdings Corp. (a)	155	5,955
UTI Worldwide, Inc. (b)	1,913	28,905
XPO Logistics, Inc. (a)	603	13,067

		152,085

AIRLINES — 0.8%
Alaska Air Group, Inc.	1,523	95,370
Allegiant Travel Co.	320	33,715
Copa Holdings SA (Class A)	720	99,843
Hawaiian Holdings, Inc. (a)(b)	1,118	8,318
JetBlue Airways Corp. (a)(b)	4,949	32,960
Republic Airways Holdings, Inc. (a)	1,033	12,293
SkyWest, Inc.	1,123	16,306
Spirit Airlines, Inc. (a)	1,278	43,797
United Continental Holdings, Inc. (a)	7,659	235,208
US Airways Group, Inc. (a)	4,097	77,679

		655,489

AUTO COMPONENTS — 1.0%
Allison Transmission Holdings, Inc.	783	19,614
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,438	28,357
Cooper Tire & Rubber Co. (b)	1,360	41,888
Dana Holding Corp.	3,113	71,101
Dorman Products, Inc.	565	27,996
Drew Industries, Inc.	478	21,768
Federal-Mogul Corp. (a)	398	6,682
Fox Factory Holding Corp. (a)	200	3,854
Fuel Systems Solutions, Inc. (a)	325	6,390
Gentex Corp.	3,131	80,122
Gentherm, Inc. (a)(b)	720	13,738
Lear Corp.	1,809	129,470
Modine Manufacturing Co. (a)	1,048	15,332
Remy International, Inc. (b)	325	6,578
Shiloh Industries, Inc.	128	1,677
Spartan Motors, Inc.	718	4,358
Standard Motor Products, Inc.	395	12,703
Stoneridge, Inc. (a)	648	7,005
Superior Industries International, Inc.	475	8,469
Tenneco, Inc. (a)	1,273	64,287
Tower International, Inc. (a)	165	3,298
TRW Automotive Holdings Corp. (a)	2,353	167,793
Visteon Corp. (a)	1,058	80,027

		822,507

AUTOMOBILES — 0.5%
Tesla Motors, Inc. (a)(b)	1,810	350,090
Thor Industries, Inc. (b)	963	55,893
Winnebago Industries, Inc. (a)(b)	650	16,874

		422,857

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	155	37,853
Coca-Cola Hellenic Bottling Co.	75	4,696
Craft Brew Alliance, Inc. (a)	245	3,293
National Beverage Corp.	240	4,286

		50,128

BIOTECHNOLOGY — 3.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,523	41,837
Achillion Pharmaceuticals, Inc. (a)(b)	2,083	6,291
Acorda Therapeutics, Inc. (a)	883	30,269
Aegerion Pharmaceuticals, Inc. (a)(b)	645	55,283
Agios Pharmaceuticals, Inc. (a)	100	2,796
Alkermes PLC (a)	2,675	89,933
Alnylam Pharmaceuticals, Inc. (a)(b)	1,288	82,445
AMAG Pharmaceuticals, Inc. (a)	485	10,418
Amicus Therapeutics, Inc. (a)(b)	646	1,499
Anacor Pharmaceuticals, Inc. (a)(b)	565	6,000
Arena Pharmaceuticals, Inc. (a)(b)	4,629	24,395
ARIAD Pharmaceuticals, Inc. (a)(b)	4,017	73,913
ArQule, Inc. (a)	1,283	2,989
Array BioPharma, Inc. (a)(b)	2,473	15,382
Astex Pharmaceuticals (a)	1,993	16,901
Aveo Pharmaceuticals, Inc. (a)	1,123	2,325
BioMarin Pharmaceutical, Inc. (a)	3,068	221,571
Biotime, Inc. (a)(b)	803	3,051
Bluebird Bio, Inc. (a)	100	2,696

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Cell Therapeutics, Inc. (a)(b)	2,396	$3,929
Celldex Therapeutics, Inc. (a)(b)	1,768	62,640
Cepheid, Inc. (a)(b)	1,461	57,037
Chelsea Therapeutics International, Ltd. (a)	1,440	4,334
ChemoCentryx, Inc. (a)(b)	568	3,158
Chimerix, Inc. (a)	155	3,407
Clovis Oncology, Inc. (a)	325	19,754
Coronado Biosciences, Inc. (a)(b)	480	3,370
Cubist Pharmaceuticals, Inc. (a)	1,400	88,970
Curis, Inc. (a)(b)	1,668	7,439
Cytokinetics, Inc. (a)	568	4,311
Cytori Therapeutics, Inc. (a)(b)	1,358	3,164
Dendreon Corp. (a)(b)	3,354	9,827
Durata Therapeutics, Inc. (a)(b)	230	2,079
Dyax Corp. (a)	2,313	15,867
Dynavax Technologies Corp. (a)(b)	3,916	4,699
Emergent Biosolutions, Inc. (a)	553	10,535
Enanta Pharmaceuticals, Inc. (a)(b)	77	1,765
Enzon Pharmaceuticals, Inc.	800	1,344
Epizyme, Inc. (a)	170	6,822
Exact Sciences Corp. (a)(b)	1,539	18,176
Exelixis, Inc. (a)(b)	3,914	22,779
Fibrocell Science, Inc. (a)(b)	410	1,796
Galena Biopharma, Inc. (a)(b)	1,753	3,979
Genomic Health, Inc. (a)(b)	410	12,538
Geron Corp. (a)	2,801	9,383
GTx, Inc. (a)(b)	560	1,126
Halozyme Therapeutics, Inc. (a)(b)	1,923	21,230
Hyperion Therapeutics, Inc. (a)(b)	155	4,050
Idenix Pharmaceuticals, Inc. (a)(b)	2,161	11,259
ImmunoGen, Inc. (a)(b)	1,848	31,453
Immunomedics, Inc. (a)(b)	1,608	9,954
Incyte Corp. (a)	2,248	85,761
Infinity Pharmaceuticals, Inc. (a)(b)	1,043	18,200
Insmed, Inc. (a)(b)	736	11,489
Insys Therapeutics, Inc. (a)(b)	75	2,624
Intercept Pharmaceuticals, Inc. (a)(b)	165	11,390
InterMune, Inc. (a)(b)	1,763	27,097
Intrexon Corp. (a)	200	4,738
Ironwood Pharmaceuticals, Inc. (a)	2,001	23,712
Isis Pharmaceuticals, Inc. (a)(b)	2,398	90,021
KaloBios Pharmaceuticals, Inc. (a)(b)	188	850
Keryx Biopharmaceuticals, Inc. (a)	1,763	17,806
KYTHERA Biopharmaceuticals, Inc. (a)(b)	245	11,197
Lexicon Pharmaceuticals, Inc. (a)(b)	4,881	11,568
Ligand Pharmaceuticals, Inc. (Class B) (a)	405	17,528
MannKind Corp. (a)(b)	3,203	18,257
Medivation, Inc. (a)	1,686	101,059
MEI Pharma, Inc. (a)	206	2,336
Merrimack Pharmaceuticals, Inc. (a)(b)	1,901	7,224
MiMedx Group, Inc. (a)(b)	1,748	7,289
Momenta Pharmaceuticals, Inc. (a)	1,048	15,081
Myriad Genetics, Inc. (a)(b)	1,673	39,315
Nanosphere, Inc. (a)	875	1,750
Neurocrine Biosciences, Inc. (a)	1,443	16,335
NewLink Genetics Corp. (a)(b)	410	7,700
Novavax, Inc. (a)	2,876	9,088
NPS Pharmaceuticals, Inc. (a)	2,163	68,805
OncoGenex Pharmaceutical, Inc. (a)(b)	320	2,966
Onconova Therapeutics, Inc. (a)	100	2,647
Onyx Pharmaceuticals, Inc. (a)	1,572	195,981
Opko Health, Inc. (a)(b)	4,038	35,575
Orexigen Therapeutics, Inc. (a)	1,993	12,237
Osiris Therapeutics, Inc. (a)(b)	310	5,158
OvaScience, Inc. (a)	150	1,487
PDL BioPharma, Inc. (b)	2,946	23,480
Peregrine Pharmaceuticals, Inc. (a)(b)	2,929	4,130
Pharmacyclics, Inc. (a)	1,292	178,839
Portola Pharmaceuticals, Inc. (a)(b)	250	6,688
Progenics Pharmaceuticals, Inc. (a)	1,305	6,564
Prothena Corp. PLC (a)(b)	235	4,754
PTC Therapeutics, Inc. (a)	200	4,292
Puma Biotechnology, Inc. (a)	480	25,757
Raptor Pharmaceutical Corp. (a)	1,203	17,973
Receptos, Inc. (a)(b)	170	4,415
Regulus Therapeutics, Inc. (a)(b)	148	1,396
Repligen Corp. (a)(b)	630	6,987
Rigel Pharmaceuticals, Inc. (a)	1,833	6,562
Sangamo Biosciences, Inc. (a)(b)	1,113	11,664
Sarepta Therapeutics, Inc. (a)(b)	730	34,478
Seattle Genetics, Inc. (a)(b)	2,216	97,127
SIGA Technologies, Inc. (a)(b)	803	3,084
Spectrum Pharmaceuticals, Inc. (b)	1,278	10,722
Stemline Therapeutics, Inc. (a)	150	6,794
Sunesis Pharmaceuticals, Inc. (a)(b)	725	3,596
Synageva BioPharma Corp. (a)(b)	410	25,957
Synergy Pharmaceuticals, Inc. (a)	1,668	7,623
Synta Pharmaceuticals Corp. (a)(b)	883	5,572
Targacept, Inc. (a)(b)	550	2,921
TESARO, Inc. (a)(b)	330	12,784
Tetraphase Pharmaceuticals, Inc. (a)(b)	240	2,731
TG Therapeutics, Inc. (a)	224	1,140
Theravance, Inc. (a)(b)	1,708	69,840
Threshold Pharmaceuticals, Inc. (a)(b)	1,048	4,873
United Therapeutics Corp. (a)	1,005	79,244
Vanda Pharmaceuticals, Inc. (a)(b)	648	7,109
Verastem, Inc. (a)(b)	317	3,943
Vical, Inc. (a)(b)	1,593	1,991
XOMA Corp. (a)(b)	1,363	6,106
ZIOPHARM Oncology, Inc. (a)(b)	1,440	5,688

		2,733,263

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	1,705	77,066
AAON, Inc.	650	17,264
American Woodmark Corp. (a)	245	8,489
Apogee Enterprises, Inc.	645	19,144
Armstrong World Industries, Inc. (a)	584	32,097
Builders FirstSource, Inc. (a)(b)	960	5,645
Fortune Brands Home & Security, Inc.	3,548	147,703
Gibraltar Industries, Inc. (a)	635	9,055
Griffon Corp.	960	12,038
Insteel Industries, Inc.	405	6,521
Lennox International, Inc.	1,138	85,646
NCI Building Systems, Inc. (a)(b)	490	6,243
Nortek, Inc. (a)(b)	250	17,177
Owens Corning (a)	2,560	97,229
Patrick Industries, Inc. (a)	165	4,958
PGT, Inc. (a)	723	7,165
Ply Gem Holdings, Inc. (a)(b)	315	4,404

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Quanex Building Products Corp.	800	$15,064
Simpson Manufacturing Co., Inc.	883	28,759
Trex Co., Inc. (a)	408	20,208
Universal Forest Products, Inc.	395	16,629
USG Corp. (a)(b)	1,631	46,614

		685,118

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	1,134	207,114
Arlington Asset Investment Corp. (Class A) (b)	315	7,491
Artisan Partners Asset Management, Inc.	330	17,279
BGC Partners, Inc. (Class A)	2,718	15,357
Calamos Asset Management, Inc. (Class A)	395	3,946
CIFC Corp. (b)	147	1,160
Cohen & Steers, Inc. (b)	400	14,124
Cowen Group, Inc. (Class A) (a)	2,078	7,169
Diamond Hill Investment Group, Inc. (b)	85	9,091
Eaton Vance Corp.	2,564	99,560
Evercore Partners, Inc. (Class A)	730	35,938
FBR & Co. (a)	155	4,155
Federated Investors, Inc. (Class B) (b)	2,022	54,917
Financial Engines, Inc. (b)	1,038	61,699
FXCM, Inc. (Class A)	805	15,899
GAMCO Investors, Inc. (Class A), (Class A)	170	12,908
GFI Group, Inc.	1,528	6,035
Greenhill & Co., Inc. (b)	650	32,422
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	320	3,648
HFF, Inc. (Class A)	723	18,111
ICG Group, Inc. (a)	795	11,281
Intl. FCStone, Inc. (a)	325	6,646
Investment Technology Group, Inc. (a)	800	12,576
Janus Capital Group, Inc.	3,196	27,198
JMP Group, Inc.	315	1,950
KCG Holdings, Inc. (Class A) (a)	1,517	13,152
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,148	3,888
Lazard, Ltd. (Class A)	2,813	101,324
LPL Investment Holdings, Inc.	1,232	47,198
Manning & Napier, Inc.	323	5,388
Oppenheimer Holdings, Inc. (Class A)	245	4,354
Piper Jaffray Co., Inc. (a)	408	13,990
Pzena Investment Management, Inc. (Class A), (Class A)	240	1,627
Raymond James Financial, Inc.	2,610	108,759
Safeguard Scientifics, Inc. (a)	488	7,657
SEI Investments Co.	3,143	97,150
Stifel Financial Corp. (a)(b)	1,358	55,977
SWS Group, Inc. (a)	645	3,599
TD Ameritrade Holding Corp.	5,051	132,235
Virtus Investment Partners, Inc. (a)	124	20,167
Waddell & Reed Financial, Inc. (Class A)	1,908	98,224
Walter Investment Management Corp. (a)(b)	803	31,751
Westwood Holdings Group, Inc.	163	7,832
WisdomTree Investments, Inc. (a)(b)	2,163	25,112

		1,467,058

CHEMICALS — 2.5%
A. Schulman, Inc.	643	18,943
Advanced Emissions Solutions, Inc. (a)	245	10,466
Albemarle Corp.	1,755	110,460
American Pacific Corp. (a)	170	9,309
American Vanguard Corp.	645	17,363
Arabian American Development Co. (a)(b)	395	3,595
Ashland, Inc.	1,714	158,511
Axiall Corp.	1,490	56,307
Balchem Corp.	640	33,120
Cabot Corp.	1,390	59,367
Calgon Carbon Corp. (a)	1,210	22,978
Celanese Corp. (Series A)	3,441	181,650
Chase Corp.	165	4,848
Chemtura Corp. (a)	2,073	47,658
Cytec Industries, Inc.	823	66,959
Ferro Corp. (a)	1,513	13,783
Flotek Industries, Inc. (a)(b)	1,045	24,035
FutureFuel Corp.	485	8,711
GSE Holding, Inc. (a)	168	349
H.B. Fuller Co.	1,130	51,065
Hawkins, Inc.	250	9,435
Huntsman Corp.	4,113	84,769
Innophos Holdings, Inc.	483	25,493
Innospec, Inc.	475	22,163
Intrepid Potash, Inc. (b)	1,206	18,910
KMG Chemicals, Inc.	155	3,408
Koppers Holdings, Inc.	490	20,899
Kraton Performance Polymers, Inc. (a)	725	14,203
Kronos Worldwide, Inc.	432	6,692
Landec Corp. (a)	560	6,832
LSB Industries, Inc. (a)	398	13,345
Minerals Technologies, Inc.	713	35,201
NewMarket Corp.	225	64,780
Olin Corp. (b)	1,768	40,788
OM Group, Inc. (a)	730	24,659
Omnova Solutions, Inc. (a)	1,048	8,960
Penford Corp. (a)	250	3,580
PolyOne Corp.	2,168	66,579
Quaker Chemical Corp.	330	24,106
Rockwood Holdings, Inc.	1,739	116,339
RPM International, Inc.	2,816	101,939
Sensient Technologies Corp.	1,131	54,164
Stepan Co.	400	23,092
Taminco Corp. (a)	315	6,395
The Scotts Miracle-Gro Co. (Class A)	980	53,929
Tredegar Corp.	568	14,768
Valspar Corp.	1,907	120,961
W.R. Grace & Co. (a)	1,619	141,501
Westlake Chemical Corp.	471	49,295
Zep, Inc.	480	7,805
Zoltek Cos., Inc. (a)	553	9,230

		2,093,697

COMMERCIAL BANKS — 4.5%
1st Source Corp.	320	8,614
1st United Bancorp, Inc.	640	4,691
Access National Corp.	160	2,282
American National Bankshares, Inc.	160	3,712
Ameris Bancorp (a)	468	8,602
Ames National Corp.	250	5,692

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Arrow Financial Corp. (b)	249	$6,352
Associated Banc-Corp.	3,630	56,229
Bancfirst Corp.	160	8,651
Banco Latinoamericano de Comercio Exterior SA	643	16,024
Bancorp, Inc. (a)	725	12,847
BancorpSouth, Inc. (b)	2,088	41,635
Bank of Hawaii Corp. (b)	936	50,965
Bank of Kentucky Financial Corp.	165	4,506
Bank of Marin Bancorp	70	2,909
Bank of the Ozarks, Inc.	633	30,378
BankUnited, Inc.	1,361	42,450
Banner Corp.	395	15,073
Bar Harbor Bankshares	80	2,943
BBCN Bancorp, Inc.	1,678	23,089
BNC Bancorp (b)	400	5,336
BOK Financial Corp.	541	34,272
Boston Private Financial Holdings, Inc.	1,673	18,570
Bridge Bancorp, Inc.	150	3,225
Bridge Capital Holdings (a)	250	4,245
Bryn Mawr Bank Corp.	328	8,846
C&F Financial Corp.	83	4,017
Camden National Corp. (b)	160	6,544
Capital Bank Financial Corp. (Class A) (a)	563	12,358
Capital City Bank Group, Inc. (a)(b)	235	2,768
CapitalSource, Inc.	4,146	49,254
Cardinal Financial Corp.	638	10,546
Cascade Bancorp (a)	128	746
Cathay General Bancorp	1,678	39,215
Center Bancorp, Inc.	235	3,346
Centerstate Banks, Inc.	640	6,195
Central Pacific Financial Corp. (b)	483	8,549
Century Bancorp, Inc. (Class A)	80	2,666
Chemical Financial Corp.	553	15,440
Chemung Financial Corp. (b)	80	2,770
CIT Group, Inc. (a)	4,321	210,735
Citizens & Northern Corp.	235	4,686
City Holding Co. (b)	315	13,621
City National Corp.	1,038	69,193
CNB Financial Corp.	235	4,007
CoBiz Financial, Inc.	710	6,859
Columbia Banking System, Inc.	1,123	27,738
Commerce Bancshares, Inc.	1,675	73,382
Community Bank System, Inc. (b)	885	30,196
Community Trust Bancorp, Inc.	325	13,192
CommunityOne Bancorp (a)	245	2,421
ConnectOne Bancorp, Inc. (a)(b)	37	1,299
CU Bancorp (a)	250	4,562
Cullen/Frost Bankers, Inc. (b)	1,130	79,721
Customers Bancorp, Inc. (a)(b)	393	6,327
CVB Financial Corp. (b)	1,908	25,796
Eagle Bancorp, Inc. (a)	480	13,579
East West Bancorp, Inc.	2,963	94,668
Enterprise Bancorp, Inc.	160	3,026
Enterprise Financial Services Corp.	403	6,762
F.N.B. Corp.	3,123	37,882
Farmers Capital Bank Corp. (a)	160	3,498
Fidelity Southern Corp.	336	5,154
Financial Institutions, Inc.	325	6,649
First Bancorp	395	5,708
First Bancorp, Inc.	250	4,195
First BanCorp- Puerto Rico (a)(b)	1,513	8,594
First Busey Corp.	1,513	7,883
First Citizens BancShares, Inc. (Class A)	160	32,896
First Commonwealth Financial Corp. (b)	2,071	15,719
First Community Bancshares, Inc.	405	6,622
First Connecticut Bancorp, Inc. (b)	410	6,027
First Financial Bancorp	1,190	18,052
First Financial Bankshares, Inc. (b)	730	42,939
First Financial Corp.	240	7,577
First Financial Holdings, Inc.	539	29,731
First Horizon National Corp. (b)	5,194	57,082
First Interstate Bancsystem, Inc.	405	9,781
First Merchants Corp.	645	11,178
First Midwest Bancorp, Inc.	1,598	24,146
First NBC Bank Holding Co. (a)	80	1,950
First Niagara Financial Group, Inc.	7,596	78,771
First Republic Bank	2,477	115,503
First Security Group, Inc. (a)(b)	1,365	2,839
FirstMerit Corp.	3,611	78,395
Flushing Financial Corp.	635	11,716
Fulton Financial Corp.	4,170	48,706
German American Bancorp, Inc. (b)	230	5,801
Glacier Bancorp, Inc. (b)	1,513	37,386
Great Southern Bancorp, Inc.	245	6,916
Guaranty Bancorp	320	4,381
Hampton Roads Bankshares, Inc. (a)	719	1,021
Hancock Holding Co.	1,785	56,013
Hanmi Financial Corp.	630	10,439
Heartland Financial USA, Inc. (b)	320	8,915
Heritage Commerce Corp.	490	3,749
Heritage Financial Corp.	320	4,966
Heritage Oaks Bancorp (a)	390	2,496
Home Bancshares, Inc.	958	29,094
Home Federal Bancorp, Inc.	323	4,063
HomeTrust Bancshares, Inc. (a)	490	8,085
Horizon Bancorp	155	3,619
Hudson Valley Holding Corp.	310	5,822
IBERIABANK Corp.	640	33,197
Independent Bank Corp.-Massachusetts (b)	478	17,065
Independent Bank Group, Inc. (b)	80	2,880
International Bancshares Corp.	1,113	24,074
Intervest Bancshares Corp. (a)	405	3,212
Investors Bancorp, Inc. (b)	1,050	22,974
Lakeland Bancorp, Inc.	640	7,200
Lakeland Financial Corp.	310	10,121
LCNB Corp.	168	3,291
Macatawa Bank Corp. (a)	473	2,545
MainSource Financial Group, Inc.	390	5,924
MB Financial, Inc.	1,203	33,973
Mercantile Bank Corp.	155	3,376
Merchants Bancshares, Inc.	170	4,921
Metro Bancorp, Inc. (a)	325	6,828
MetroCorp Bancshares, Inc.	315	4,334
Middleburg Financial Corp.	70	1,350
MidSouth Bancorp, Inc.	155	2,403
MidWestOne Financial Group, Inc.	165	4,242
National Bankshares, Inc.	165	5,922
National Penn Bancshares, Inc.	2,473	24,854
NBT Bancorp, Inc.	965	22,176

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

NewBridge Bancorp (a)	565	$4,119
Northrim BanCorp, Inc.	165	3,977
OFG Bancorp	955	15,461
Old National Bancorp	2,158	30,644
OmniAmerican Bancorp, Inc. (a)	240	5,870
Pacific Continental Corp.	405	5,310
Pacific Premier Bancorp, Inc. (a)	311	4,180
PacWest Bancorp	793	27,247
Palmetto Bancshares, Inc. (a)	94	1,226
Park National Corp. (b)	240	18,979
Park Sterling Corp.	960	6,154
Peapack Gladstone Financial Corp. (b)	150	2,783
Penns Woods Bancorp, Inc. (b)	80	3,986
Peoples Bancorp, Inc.	240	5,011
Pinnacle Financial Partners, Inc. (a)	713	21,255
Popular, Inc. (a)	2,192	57,496
Preferred Bank (a)	238	4,234
PrivateBancorp, Inc.	1,353	28,954
Prosperity Bancshares, Inc. (b)	1,349	83,422
Renasant Corp.	664	18,041
Republic Bancorp, Inc. (Class A) (b)	250	6,887
S&T Bancorp, Inc.	640	15,501
S.Y. Bancorp, Inc.	325	9,207
Sandy Spring Bancorp, Inc.	565	13,142
Seacoast Banking Corp. of Florida (a)	1,608	3,489
Sierra Bancorp	235	3,697
Signature Bank (a)	1,070	97,926
Simmons First National Corp. (b)	310	9,638
Southside Bancshares, Inc. (b)	405	10,862
Southwest Bancorp, Inc. (a)	395	5,850
State Bank Financial Corp.	630	9,998
StellarOne Corp.	478	10,755
Sterling Bancorp	635	8,719
Sterling Financial Corp.	718	20,571
Suffolk Bancorp (a)	240	4,253
Sun Bancorp, Inc. (a)(b)	883	3,382
Susquehanna Bancshares, Inc.	4,001	50,213
SVB Financial Group (a)	1,025	88,529
Synovus Financial Corp.	21,014	69,346
Taylor Capital Group, Inc. (a)	408	9,037
TCF Financial Corp.	3,521	50,280
Texas Capital Bancshares, Inc. (a)	880	40,454
The First of Long Island Corp. (b)	158	6,138
The National Bank Holdings Corp. (Class A)	1,120	23,005
Tompkins Financial Corp. (b)	323	14,929
TowneBank (b)	560	8,075
Trico Bancshares	315	7,176
Tristate Capital Holdings, Inc. (a)(b)	165	2,127
Trustmark Corp. (b)	1,440	36,864
UMB Financial Corp. (b)	725	39,396
Umpqua Holdings Corp. (b)	2,396	38,863
Union First Market Bankshares Corp.	390	9,114
United Bankshares, Inc. (b)	1,130	32,747
United Community Banks, Inc. (a)	870	13,050
Univest Corp. of Pennsylvania	310	5,843
Valley National Bancorp (b)	4,246	42,248
VantageSouth Bancshares, Inc. (a)	256	1,359
ViewPoint Financial Group	885	18,293
Virginia Commerce Bancorp, Inc. (a)	555	8,619
Washington Banking Co.	315	4,429
Washington Trust Bancorp, Inc.	323	10,152
Webster Financial Corp.	1,916	48,915
WesBanco, Inc.	560	16,649
West Bancorporation, Inc.	315	4,347
Westamerica Bancorporation (b)	555	27,606
Western Alliance Bancorp (a)	1,603	30,345
Wilshire Bancorp, Inc.	1,268	10,372
Wintrust Financial Corp. (b)	800	32,856
Yadkin Financial Corp. (a)	323	5,565

		3,786,310

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	1,208	32,157
ACCO Brands Corp. (a)	2,393	15,890
Acorn Energy, Inc.	403	2,378
ARC Document Solutions, Inc. (a)	798	3,663
Casella Waste Systems, Inc. (Class A) (a)	793	4,560
Ceco Environmental Corp.	591	8,321
Cenveo, Inc. (a)(b)	1,108	3,269
Clean Harbors, Inc. (a)(b)	1,298	76,141
Compx International, Inc.	26	337
Consolidated Graphics, Inc. (a)	160	8,970
Copart, Inc. (a)	2,389	75,946
Costa, Inc. (a)	250	4,755
Courier Corp.	240	3,797
Covanta Holding Corp.	2,307	49,324
Deluxe Corp. (b)	1,128	46,992
EnerNOC, Inc. (a)	560	8,394
Ennis, Inc.	560	10,102
G & K Services, Inc. (Class A)	395	23,854
Healthcare Services Group, Inc. (b)	1,433	36,914
Heritage-Crystal Clean, Inc. (a)(b)	153	2,757
Herman Miller, Inc.	1,285	37,496
HNI Corp.	955	34,552
Innerworkings, Inc. (a)	963	9,457
Interface, Inc.	1,283	25,455
Intersections, Inc.	250	2,193
KAR Auction Services, Inc.	1,647	46,462
Kimball International, Inc. (Class B), (Class B)	725	8,040
Knoll, Inc.	1,038	17,584
McGrath Rentcorp	565	20,170
Mine Safety Appliances Co.	648	33,443
Mobile Mini, Inc. (a)	795	27,078
Multi-Color Corp.	235	7,974
NL Industries, Inc. (b)	145	1,646
Performant Financial Corp. (a)	480	5,242
Quad Graphics, Inc.	565	17,153
R.R. Donnelley & Sons Co. (b)	3,926	62,031
Rollins, Inc.	1,344	35,629
Schawk, Inc.	328	4,868
Standard Parking Corp. (a)	318	8,551
Steelcase, Inc. (Class A), (Class A)	1,848	30,714
Swisher Hygiene, Inc. (a)(b)	2,386	1,447
Team, Inc. (a)	490	19,477
Tetra Tech, Inc. (a)	1,353	35,029
The Brink’s Co.	1,043	29,517
The Geo Group, Inc.	1,558	51,803
TMS International Corp. (Class A)	323	5,633
TRC Cos., Inc. (a)	315	2,331
UniFirst Corp.	320	33,414

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

United Stationers, Inc.	883	$38,410
US Ecology, Inc.	400	12,052
Viad Corp.	390	9,731
Waste Connections, Inc. (b)	2,669	121,199
West Corp. (b)	485	10,752

		1,225,054

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc. (b)	1,283	34,179
Alliance Fiber Optic Products, Inc. (b)	340	6,960
Anaren, Inc. (a)	238	6,069
Arris Group, Inc. (a)	2,471	42,155
Aruba Networks, Inc. (a)	2,488	41,400
Aviat Networks, Inc. (a)	1,273	3,284
Bel Fuse, Inc. (Class B)	245	4,273
Black Box Corp.	315	9,652
Brocade Communications Systems, Inc. (a)	9,447	76,048
CalAmp Corp. (a)	713	12,570
Calix, Inc. (a)	885	11,266
Ciena Corp. (a)	2,151	53,732
Comtech Telecommunications Corp.	410	9,971
Digi International, Inc. (a)	560	5,606
EchoStar Corp. (Class A) (a)	846	37,173
Emulex Corp. (a)	1,913	14,845
Extreme Networks, Inc. (a)	2,003	10,456
Finisar Corp. (a)	1,998	45,215
Globecomm Systems, Inc. (a)	473	6,636
Harmonic, Inc. (a)	2,419	18,602
Infinera Corp. (a)	2,478	28,026
InterDigital, Inc.	880	32,850
Ixia (a)	1,198	18,773
KVH Industries, Inc. (a)	315	4,347
Netgear, Inc. (a)	793	24,472
Numerex Corp. (Class A) (a)(b)	325	3,559
Oplink Communications, Inc. (a)	398	7,490
Palo Alto Networks, Inc. (a)	767	35,144
Parkervision, Inc. (a)(b)	1,923	6,442
PC-Tel, Inc.	400	3,540
Plantronics, Inc.	968	44,577
Polycom, Inc. (a)	3,653	39,891
Procera Networks, Inc. (a)(b)	390	6,041
Riverbed Technology, Inc. (a)	3,501	51,080
Ruckus Wireless, Inc. (a)	963	16,207
ShoreTel, Inc. (a)	1,285	7,761
Sonus Networks, Inc. (a)	4,539	15,342
Symmetricom, Inc. (a)	880	4,242
Tellabs, Inc.	7,590	17,229
Tessco Technologies, Inc. (b)	70	2,359
Ubiquiti Networks, Inc.	233	7,827
ViaSat, Inc. (a)(b)	888	56,610
Westell Technologies, Inc. (Class A) (a)	958	3,209

		887,110

COMPUTERS & PERIPHERALS — 0.7%
3D Systems Corp. (a)(b)	2,181	117,752
Avid Technology, Inc. (a)	633	3,798
Cray, Inc. (a)	888	21,374
Datalink Corp. (a)	315	4,259
Diebold, Inc. (b)	1,358	39,871
Electronics for Imaging, Inc. (a)	950	30,096
Fusion-io, Inc. (a)(b)	1,593	21,330
Hutchinson Technology, Inc. (a)	475	1,653
Imation Corp. (a)	718	2,944
Immersion Corp. (a)	550	7,255
Lexmark International, Inc. (Class A)	1,363	44,979
NCR Corp. (a)	3,528	139,744
QLogic Corp. (a)	1,923	21,038
Quantum Corp. (a)(b)	4,561	6,294
Silicon Graphics International Corp. (a)	720	11,700
Stratasys, Ltd. (a)	730	73,920
Super Micro Computer, Inc. (a)	630	8,530

		556,537

CONSTRUCTION & ENGINEERING — 0.8%
Aecom Technology Corp. (a)	2,192	68,544
Aegion Corp. (a)(b)	890	21,120
Ameresco, Inc. (Class A) (a)(b)	395	3,958
Argan, Inc.	325	7,140
Chicago Bridge & Iron Co. NV	2,156	146,112
Comfort Systems USA, Inc.	800	13,448
Dycom Industries, Inc. (a)	723	20,237
EMCOR Group, Inc.	1,483	58,030
Furmanite Corp. (a)	800	7,920
Granite Construction, Inc.	791	24,205
Great Lakes Dredge & Dock Corp. (b)	1,281	9,505
KBR, Inc.	3,210	104,774
Layne Christensen Co. (a)(b)	395	7,884
Mastec, Inc. (a)	1,278	38,723
Michael Baker Corp.	155	6,273
MYR Group, Inc. (a)	488	11,858
Northwest Pipe Co. (a)	250	8,220
Orion Marine Group, Inc. (a)	555	5,778
Pike Electric Corp.	560	6,339
Primoris Services Corp. (b)	710	18,084
Sterling Construction Co., Inc. (a)	310	2,867
Tutor Perini Corp. (a)	800	17,056
URS Corp.	1,672	89,870

		697,945

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	1,096	79,515
Headwaters, Inc. (a)	1,508	13,557
Martin Marietta Materials, Inc. (b)	974	95,617
Texas Industries, Inc. (a)(b)	485	32,160
United States Lime & Minerals, Inc. (a)	90	5,274
US Concrete, Inc. (a)	328	6,580

		232,703

CONSUMER FINANCE — 0.3%
Cash America International, Inc. (b)	643	29,115
Consumer Portfolio Services, Inc. (a)(b)	410	2,431
Credit Acceptance Corp. (a)	160	17,730
DFC Global Corp. (a)(b)	883	9,704
Encore Capital Group, Inc. (a)(b)	571	26,186
Ezcorp, Inc. (Class A) (a)	1,123	18,956
First Cash Financial Services, Inc. (a)	645	37,378
Green Dot Corp. (Class A), (Class A) (a)(b)	560	14,745
Imperial Holdings, Inc. (a)(b)	408	2,583
Nelnet, Inc. (Class A), (Class A)	478	18,379
Nicholas Financial, Inc.	245	3,991
Portfolio Recovery Associates, Inc. (a)	1,128	67,612
Regional Management Corp. (a)	70	2,226

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

The First Marblehead Corp. (a)	1,906	$1,563
World Acceptance Corp. (a)(b)	250	22,480

		275,079

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	75	5,573
AptarGroup, Inc.	1,459	87,730
Berry Plastics Group, Inc. (a)	1,203	24,024
Boise, Inc.	2,158	27,191
Crown Holdings, Inc. (a)	3,076	130,053
Graphic Packaging Holding Co. (a)	4,463	38,203
Greif, Inc. (Class A)	668	32,752
Myers Industries, Inc.	650	13,071
Packaging Corp. of America	2,087	119,147
Rock-Tenn Co. (Class A)	1,576	159,602
Silgan Holdings, Inc.	950	44,650
Sonoco Products Co.	2,206	85,902
UFP Technologies, Inc. (a)	70	1,594

		769,492

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	240	15,946
LKQ Corp. (a)	6,421	204,573
Pool Corp.	1,050	58,936
Stock Building Supply Holdings, Inc. (a)	200	2,628
VOXX International Corp. (a)	400	5,480
Weyco Group, Inc.	165	4,673

		292,236

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)(b)	405	15,309
Apollo Group, Inc. (Class A) (a)	2,066	42,993
Ascent Capital Group Inc (Class A), (Class A) (a)(b)	325	26,202
Bridgepoint Education, Inc. (a)(b)	400	7,216
Bright Horizons Family Solutions, Inc. (a)	235	8,420
Capella Education Co. (a)	240	13,574
Career Education Corp. (a)	1,203	3,320
Carriage Services, Inc.	315	6,111
Corinthian Colleges, Inc. (a)	1,673	3,664
DeVry, Inc. (b)	1,363	41,653
Education Management Corp. (a)(b)	470	4,286
Grand Canyon Education, Inc. (a)	953	38,387
Hillenbrand, Inc.	1,205	32,981
ITT Educational Services, Inc. (a)	475	14,725
JTH Holding, Inc. (Class A) (a)	75	1,421
K12, Inc. (a)	555	17,138
LifeLock, Inc. (a)(b)	1,275	18,908
Lincoln Educational Services Corp.	470	2,167
Mac-Gray Corp.	235	3,422
Matthews International Corp. (Class A)	548	20,868
Outerwall, Inc. (a)(b)	650	32,494
Regis Corp.	1,045	15,341
Service Corp. International	4,516	84,088
Sotheby’s	1,524	74,874
Steiner Leisure, Ltd. (a)	320	18,698
Stewart Enterprises, Inc. (Class A), (Class A)	1,513	19,881
Strayer Education, Inc. (b)	240	9,965
Universal Technical Institute, Inc.	485	5,883
Weight Watchers International, Inc. (b)	531	19,843

		603,832

DIVERSIFIED FINANCIAL SERVICES — 0.4%
California First National Bancorp	49	836
CBOE Holdings, Inc.	1,868	84,490
Gain Capital Holdings, Inc.	234	2,946
ING US, Inc.	1,570	45,860
Interactive Brokers Group, Inc. (Class A)	1,048	19,671
MarketAxess Holdings, Inc.	800	48,032
Marlin Business Services Corp.	155	3,869
MSCI, Inc. (Class A) (a)(b)	2,649	106,649
NewStar Financial, Inc. (a)	560	10,231
PHH Corp. (a)(b)	1,193	28,322
Pico Holdings, Inc. (a)	478	10,353
Resource America, Inc. (Class A)	235	1,887

		363,146

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)(b)	1,513	15,236
Atlantic Tele-Network, Inc. (b)	250	13,032
Cbeyond, Inc. (a)	555	3,558
Cincinnati Bell, Inc. (a)	4,386	11,930
Cogent Communications Group, Inc.	1,048	33,798
Consolidated Communications Holdings, Inc. (b)	885	15,257
Fairpoint Communications, Inc. (a)(b)	490	4,680
General Communication, Inc. (Class A) (a)	630	5,998
Hawaiian Telcom Holdco, Inc. (a)(b)	245	6,517
HickoryTech Corp.	325	3,699
IDT Corp. (Class B)	318	5,644
inContact, Inc. (a)(b)	1,113	9,205
Inteliquent, Inc.	725	7,003
Intelsat SA (a)	480	11,520
Iridium Communications, Inc. (a)(b)	1,355	9,322
Level 3 Communications, Inc. (a)	3,509	93,655
Lumos Networks Corp. (b)	313	6,783
magicJack VocalTec, Ltd. (a)	400	5,148
ORBCOMM, Inc. (a)	805	4,242
Premiere Global Services, Inc. (a)	1,043	10,388
Primus Telecommunications Group, Inc.	235	797
Straight Path Communications, Inc. (Class B) (a)	360	1,894
Towerstream Corp. (a)(b)	1,443	4,127
tw telecom, Inc. (a)	3,201	95,598
Vonage Holdings Corp. (a)	3,266	10,255

		389,286

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	885	42,746
Cleco Corp.	1,350	60,534
El Paso Electric Co.	885	29,559
Great Plains Energy, Inc.	3,357	74,525
Hawaiian Electric Industries, Inc. (b)	2,080	52,208
IDACORP, Inc. (b)	1,139	55,128
ITC Holdings Corp. (b)	1,084	101,744
MGE Energy, Inc.	475	25,911
NRG Yield, Inc. (Class A) (a)	500	15,145
NV Energy, Inc.	5,074	119,797
OGE Energy Corp.	4,238	152,950
Otter Tail Corp. (b)	805	22,218

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

PNM Resources, Inc.	1,673	$37,860
Portland General Electric Co. (b)	1,593	44,970
The Empire District Electric Co.	870	18,844
UIL Holdings Corp. (b)	1,128	41,939
Unitil Corp.	325	9,513
UNS Energy Corp.	878	40,932
Westar Energy, Inc.	2,693	82,541

		1,029,064

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	955	87,879
American Superconductor Corp. (a)	960	2,246
AZZ, Inc.	565	23,651
Belden, Inc.	965	61,808
Brady Corp. (Class A)	953	29,067
Capstone Turbine Corp. (a)(b)	6,462	7,625
Coleman Cable, Inc.	155	3,272
Encore Wire Corp.	490	19,326
EnerSys (b)	1,043	63,237
Enphase Energy, Inc. (a)(b)	315	2,564
Franklin Electric Co., Inc.	1,045	41,173
FuelCell Energy, Inc. (a)(b)	3,346	4,316
Generac Holdings, Inc.	1,109	47,288
General Cable Corp. (b)	1,033	32,798
Global Power Equipment Group, Inc.	410	8,245
GrafTech International, Ltd. (a)(b)	2,473	20,897
Hubbell, Inc. (Class B)	1,333	139,618
II-VI, Inc. (a)	1,123	21,135
LSI Industries, Inc.	485	4,093
Polypore International, Inc. (a)(b)	1,050	43,019
Powell Industries, Inc. (a)	250	15,323
Power Solutions International, Inc. (a)(b)	90	5,321
PowerSecure International, Inc. (a)	400	6,420
Preformed Line Products Co.	85	6,114
Regal-Beloit Corp.	950	64,533
Revolution Lighting Technologies, Inc. (a)(b)	640	1,638
SolarCity Corp. (a)	485	16,781
The Babcock & Wilcox Co.	2,440	82,277
Thermon Group Holdings, Inc. (a)	555	12,826
Vicor Corp. (a)	405	3,313

		877,803

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Aeroflex Holding Corp. (a)	395	2,781
Agilysys, Inc. (a)	325	3,874
Anixter International, Inc. (a)	636	55,752
Arrow Electronics, Inc. (a)	2,297	111,473
Audience, Inc. (a)(b)	250	2,810
Avnet, Inc.	2,981	124,337
AVX Corp.	1,031	13,537
Badger Meter, Inc. (b)	325	15,112
Benchmark Electronics, Inc. (a)	1,208	27,651
CDW Corp. (a)	600	13,698
Checkpoint Systems, Inc. (a)	880	14,696
Cognex Corp.	1,936	60,713
Coherent, Inc.	570	35,026
CTS Corp.	720	11,354
Daktronics, Inc.	805	9,008
Dolby Laboratories, Inc. (Class A) (b)	954	32,922
DTS, Inc. (a)	398	8,358
Electro Rent Corp.	400	7,256
Electro Scientific Industries, Inc.	473	5,539
Fabrinet (a)	648	10,912
FARO Technologies, Inc. (a)	410	17,290
FEI Co.	893	78,405
GSI Group, Inc. (a)	638	6,086
Ingram Micro, Inc. (Class A) (a)	3,321	76,549
Insight Enterprises, Inc. (a)	963	18,220
InvenSense, Inc. (a)(b)	1,195	21,056
IPG Photonics Corp. (b)	689	38,798
Itron, Inc. (a)(b)	888	38,033
Kemet Corp. (a)	960	4,013
Littelfuse, Inc.	480	37,546
Maxwell Technologies, Inc. (a)(b)	645	5,857
Measurement Specialties, Inc. (a)	313	16,977
Mercury Computer Systems, Inc. (a)(b)	723	7,223
Mesa Laboratories, Inc.	85	5,747
Methode Electronics, Inc. (Class A)	800	22,400
Mettler-Toledo International, Inc. (a)	673	161,581
MTS Systems Corp.	315	20,270
Multi-Fineline Electronix, Inc. (a)	155	2,514
National Instruments Corp. (b)	2,068	63,963
Neonode, Inc. (a)(b)	565	3,627
Newport Corp. (a)	790	12,348
OSI Systems, Inc. (a)	493	36,714
Park Electrochemical Corp.	490	14,038
PC Connection, Inc.	150	2,263
Plexus Corp. (a)	718	26,710
RadiSys Corp. (a)	475	1,525
RealD, Inc. (a)(b)	883	6,181
Richardson Electronics, Ltd.	235	2,672
Rofin-Sinar Technologies, Inc. (a)	648	15,688
Rogers Corp. (a)	410	24,387
Sanmina Corp. (a)	1,753	30,660
Scansource, Inc. (a)	650	22,490
Speed Commerce, Inc. (a)(b)	885	2,903
SYNNEX Corp. (a)	560	34,412
Tech Data Corp. (a)	798	39,828
Trimble Navigation, Ltd. (a)	5,555	165,039
TTM Technologies, Inc. (a)	1,113	10,852
Uni-Pixel, Inc. (a)(b)	245	4,344
Universal Display Corp. (a)(b)	885	28,347
Viasystems Group, Inc. (a)(b)	77	1,113
Vishay Intertechnology, Inc. (a)(b)	2,791	35,976
Vishay Precision Group, Inc. (a)	235	3,419
Zygo Corp. (a)	310	4,954

		1,739,827

ENERGY EQUIPMENT & SERVICES — 2.3%
Atwood Oceanics, Inc. (a)	1,208	66,488
Basic Energy Services, Inc. (a)(b)	640	8,090
Bolt Technology Corp.	155	2,798
Bristow Group, Inc.	805	58,572
C&J Energy Services, Inc. (a)(b)	958	19,237
Cal Dive International, Inc. (a)(b)	2,073	4,250
CARBO Ceramics, Inc. (b)	395	39,148
Dawson Geophysical Co. (a)	155	5,033
Dresser-Rand Group, Inc. (a)	1,635	102,024
Dril-Quip, Inc. (a)	888	101,898
Era Group, Inc. (a)	388	10,546
Exterran Holdings, Inc. (a)	1,288	35,510
Forum Energy Technologies, Inc. (a)	890	24,039

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Frank’s International NV (a)	700	$20,951
Geospace Technologies Corp. (a)(b)	330	27,819
Global Geophysical Services, Inc. (a)(b)	478	1,295
Gulf Island Fabrication, Inc.	323	7,917
Gulfmark Offshore, Inc. (Class A)	553	28,142
Helix Energy Solutions Group, Inc. (a)	2,270	57,590
Hercules Offshore, Inc. (a)	3,344	24,645
Hornbeck Offshore Services, Inc. (a)	808	46,411
ION Geophysical Corp. (a)(b)	2,786	14,487
Key Energy Services, Inc. (a)	3,283	23,933
Matrix Service Co. (a)	560	10,987
McDermott International, Inc. (a)	5,063	37,618
Mitcham Industries, Inc. (a)	230	3,517
Natural Gas Services Group, Inc. (a)	235	6,303
Newpark Resources, Inc. (a)	1,838	23,269
Nuverra Environmental Solutions, Inc. (a)(b)	3,034	6,948
Oceaneering International, Inc.	2,372	192,701
Oil States International, Inc. (a)	1,222	126,428
Parker Drilling Co. (a)	2,561	14,598
Patterson-UTI Energy, Inc.	3,162	67,604
PHI, Inc. (a)	233	8,786
Pioneer Energy Services Corp. (a)	1,368	10,274
RigNet, Inc. (a)	235	8,512
RPC, Inc. (b)	1,299	20,095
SEACOR Holdings, Inc. (b)	391	35,362
Seadrill, Ltd.	7,702	347,206
Superior Energy Services, Inc. (a)	3,445	86,263
Tesco Corp. (a)	638	10,572
Tetra Technologies, Inc. (a)	1,680	21,050
TGC Industries, Inc.	320	2,525
Tidewater, Inc.	1,111	65,871
Unit Corp. (a)	1,061	49,326
Vantage Drilling Co. (a)(b)	4,319	7,472
Willbros Group, Inc. (a)	885	8,124

		1,902,234

FOOD & STAPLES RETAILING — 0.6%
Arden Group, Inc. (Class A), (Class A) (b)	26	3,380
Casey’s General Stores, Inc.	795	58,432
Fairway Group Holdings Corp. (a)(b)	315	8,051
Harris Teeter Supermarkets, Inc.	1,035	50,912
Ingles Markets, Inc. (Class A)	233	6,694
Nash Finch Co.	235	6,206
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	153	6,074
PriceSmart, Inc. (b)	412	39,239
Rite Aid Corp. (a)	15,477	73,671
Roundy’s, Inc.	565	4,859
Spartan Stores, Inc.	483	10,655
Sprouts Farmers Market, Inc. (a)	400	17,756
SUPERVALU, Inc. (a)	4,311	35,480
Susser Holdings Corp. (a)(b)	405	21,526
The Andersons, Inc.	400	27,960
The Chefs’ Warehouse, Inc. (a)(b)	325	7,507
The Fresh Market, Inc. (a)	884	41,822
The Pantry, Inc. (a)	475	5,263
United Natural Foods, Inc. (a)	1,127	75,757
Village Super Market, Inc. (Class A), (Class A)	165	6,273
Weis Markets, Inc.	240	11,746

		519,263

FOOD PRODUCTS — 1.7%
Alico, Inc. (b)	85	3,499
Annie’s, Inc. (a)	325	15,958
B&G Foods, Inc. (b)	1,113	38,454
Boulder Brands, Inc. (a)	1,280	20,531
Bunge, Ltd.	3,211	243,747
Cal-Maine Foods, Inc.	320	15,392
Calavo Growers, Inc. (b)	235	7,106
Chiquita Brands International, Inc. (a)	950	12,027
Darling International, Inc. (a)	2,566	54,297
Dean Foods Co. (a)	1,966	37,944
Diamond Foods, Inc. (a)(b)	480	11,318
Dole Food Co., Inc. (a)	1,125	15,323
Farmer Brothers Co. (a)	170	2,560
Flowers Foods, Inc.	3,681	78,921
Fresh Del Monte Produce, Inc.	798	23,685
Green Mountain Coffee Roasters, Inc. (a)(b)	3,240	244,069
Griffin Land & Nurseries, Inc.	85	2,729
Hain Celestial Group, Inc. (a)	836	64,472
Hillshire Brands Co.	2,650	81,461
Ingredion, Inc.	1,686	111,563
Inventure Foods, Inc. (a)(b)	325	3,413
J&J Snack Foods Corp.	320	25,830
John B Sanfilippo & Son, Inc.	155	3,595
Lancaster Colony Corp.	400	31,316
Lifeway Foods, Inc. (b)	75	1,013
Limoneira Co. (b)	245	6,292
Omega Protein Corp. (a)	395	4,017
Pilgrim’s Pride Corp. (a)	1,275	21,407
Pinnacle Foods, Inc.	720	19,058
Post Holdings, Inc. (a)	725	29,268
Sanderson Farms, Inc.	475	30,989
Seneca Foods Corp. (Class A) (a)	155	4,664
Snyders-Lance, Inc.	1,045	30,148
Tootsie Roll Industries, Inc. (b)	395	12,174
TreeHouse Foods, Inc. (a)	805	53,798
WhiteWave Foods Co. (Class A) (a)	2,954	58,991

		1,421,029

GAS UTILITIES — 0.8%
Atmos Energy Corp.	1,988	84,669
Chesapeake Utilities Corp.	250	13,122
Delta Natural Gas Co., Inc.	165	3,645
National Fuel Gas Co. (b)	1,574	108,228
New Jersey Resources Corp.	875	38,544
Northwest Natural Gas Co. (b)	555	23,299
Piedmont Natural Gas Co., Inc.	1,637	53,825
Questar Corp.	3,800	85,462
South Jersey Industries, Inc.	730	42,763
Southwest Gas Corp.	1,048	52,400
The Laclede Group, Inc.	725	32,625
UGI Corp.	2,471	96,690
WGL Holdings, Inc.	1,094	46,725

		681,997

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (b)	480	20,208
ABIOMED, Inc. (a)	793	15,123

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Accuray, Inc. (a)(b)	1,603	$11,846
Alere, Inc. (a)	1,763	53,895
Align Technology, Inc. (a)	1,608	77,377
Alphatec Holdings, Inc. (a)	1,368	2,695
Analogic Corp.	235	19,420
AngioDynamics, Inc. (a)	568	7,498
Anika Therapeutics, Inc. (a)	235	5,631
Antares Pharma, Inc. (a)	2,391	9,707
ArthroCare Corp. (a)	650	23,127
AtriCure, Inc. (a)	488	5,358
Atrion Corp. (b)	32	8,281
Biolase, Inc. (a)(b)	633	1,209
Cantel Medical Corp.	724	23,059
Cardiovascular Systems, Inc. (a)(b)	488	9,784
Cerus Corp. (a)	1,523	10,219
CONMED Corp.	550	18,694
CryoLife, Inc.	553	3,871
Cutera, Inc. (a)(b)	320	2,848
Cyberonics, Inc. (a)	648	32,880
Cynosure, Inc. (Class A) (a)	398	9,078
Derma Sciences, Inc. (a)	325	4,024
DexCom, Inc. (a)	1,518	42,853
Endologix, Inc. (a)(b)	1,363	21,985
Exactech, Inc. (a)	250	5,037
GenMark Diagnostics, Inc. (a)	645	7,837
Globus Medical, Inc. (Class A) (a)	1,208	21,092
Greatbatch, Inc. (a)	470	15,994
Haemonetics Corp. (a)(b)	1,125	44,865
HealthStream, Inc. (a)	388	14,697
HeartWare International, Inc. (a)	413	30,236
Hill-Rom Holdings, Inc.	1,280	45,862
Hologic, Inc. (a)	5,815	120,080
ICU Medical, Inc. (a)	330	22,417
IDEXX Laboratories, Inc. (a)(b)	1,212	120,776
Insulet Corp. (a)(b)	1,113	40,335
Integra LifeSciences Holdings Corp. (a)(b)	393	15,818
Invacare Corp.	728	12,573
MAKO Surgical Corp. (a)(b)	875	25,821
Masimo Corp. (b)	1,038	27,652
Medical Action Industries, Inc. (a)(b)	320	2,125
Meridian Bioscience, Inc. (b)	878	20,765
Merit Medical Systems, Inc. (a)	871	10,565
Natus Medical, Inc. (a)	638	9,047
Navidea Biopharmaceuticals, Inc. (a)(b)	2,558	6,779
Neogen Corp. (a)	570	34,610
NuVasive, Inc. (a)	963	23,584
NxStage Medical, Inc. (a)	1,280	16,845
OraSure Technologies, Inc. (a)(b)	1,203	7,230
Orthofix International NV (a)	395	8,240
PhotoMedex, Inc. (a)(b)	325	5,167
Quidel Corp. (a)	650	18,460
ResMed, Inc. (b)	3,057	161,471
Rochester Medical Corp. (a)	240	4,790
Rockwell Medical, Inc. (a)(b)	790	9,014
RTI Surgical, Inc. (a)	1,198	4,481
Sirona Dental Systems, Inc. (a)	1,219	81,588
Solta Medical, Inc. (a)(b)	1,518	3,157
Spectranetics Corp. (a)	883	14,817
Staar Surgical Co. (a)	803	10,873
STERIS Corp.	1,252	53,786
SurModics, Inc. (a)	318	7,562
Symmetry Medical, Inc. (a)	800	6,528
TearLab Corp. (a)(b)	563	6,227
Teleflex, Inc. (b)	885	72,818
The Cooper Cos., Inc.	1,066	138,250
Thoratec Corp. (a)	1,193	44,487
Tornier NV (a)	560	10,825
Unilife Corp. (a)(b)	1,908	6,335
Utah Medical Products, Inc.	80	4,755
Vascular Solutions, Inc. (a)	310	5,208
Volcano Corp. (a)(b)	1,208	28,895
West Pharmaceutical Services, Inc.	1,430	58,844
Wright Medical Group, Inc. (a)(b)	883	23,029
Zeltiq Aesthetics, Inc. (a)	405	3,673

		1,936,592

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)(b)	810	31,938
Accretive Health, Inc. (a)(b)	1,285	11,719
Addus HomeCare Corp. (a)	70	2,028
Air Methods Corp. (b)	788	33,569
Alliance HealthCare Services, Inc. (a)	75	2,077
Almost Family, Inc.	155	3,012
Amedisys, Inc. (a)(b)	630	10,849
AMN Healthcare Services, Inc. (a)	953	13,113
AmSurg Corp. (a)	728	28,902
athenahealth, Inc. (a)(b)	802	87,065
Bio-Reference Laboratories, Inc. (a)(b)	570	17,032
BioScrip, Inc. (a)	1,288	11,309
Brookdale Senior Living, Inc. (a)	2,177	57,255
Capital Senior Living Corp. (a)	645	13,642
Catamaran Corp. (a)	4,496	206,591
Centene Corp. (a)	1,208	77,264
Chemed Corp. (b)	400	28,600
Chindex International, Inc. (a)	235	4,007
Community Health Systems, Inc.	2,052	85,158
Corvel Corp. (a)	240	8,873
Cross Country Healthcare, Inc. (a)	555	3,363
Emeritus Corp. (a)(b)	885	16,399
Envision Healthcare Holdings, Inc. (a)	1,000	26,030
ExamWorks Group, Inc. (a)	638	16,582
Five Star Quality Care, Inc. (a)	870	4,498
Gentiva Health Services, Inc. (a)	633	7,621
Hanger, Inc. (a)	715	24,138
HCA Holdings, Inc.	5,764	246,411
Health Management Associates, Inc. (Class A) (a)	5,609	71,795
Health Net, Inc. (a)	1,756	55,665
HealthSouth Corp.	1,833	63,202
Healthways, Inc. (a)(b)	713	13,198
Henry Schein, Inc. (a)	1,933	200,452
HMS Holdings Corp. (a)(b)	1,866	40,138
IPC The Hospitalist Co. (a)(b)	410	20,914
Kindred Healthcare, Inc.	1,110	14,907
Landauer, Inc. (b)	250	12,812
LHC Group, Inc. (a)	235	5,513
LifePoint Hospitals, Inc. (a)	1,004	46,816
Magellan Health Services, Inc. (a)	555	33,278
MEDNAX, Inc. (a)	1,133	113,753
Molina Healthcare, Inc. (a)(b)	648	23,069
MWI Veterinary Supply, Inc. (a)	230	34,353
National Healthcare Corp. (b)	241	11,392

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

National Research Corp. (Class A) (a)	248	$4,670
Omnicare, Inc.	2,236	124,098
Owens & Minor, Inc. (b)	1,347	46,593
PharMerica Corp. (a)	640	8,493
Select Medical Holdings Corp.	1,040	8,393
Skilled Healthcare Group, Inc. (Class A), (Class A) (a)	395	1,722
Team Health Holdings, Inc. (a)	1,459	55,354
The Ensign Group, Inc. (b)	395	16,238
The Providence Service Corp. (a)	245	7,029
Triple-S Management Corp. (Class B), (Class B) (a)	473	8,698
Universal American Corp.	795	6,058
Universal Health Services, Inc. (Class B)	1,930	144,731
US Physical Therapy, Inc.	235	7,304
USMD Holdings, Inc. (a)(b)	24	636
Vanguard Health Systems, Inc. (a)(b)	718	15,085
VCA Antech, Inc. (a)	1,921	52,751
WellCare Health Plans, Inc. (a)	971	67,717

		2,415,872

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	3,846	57,190
Computer Programs and Systems, Inc. (b)	240	14,040
Greenway Medical Technologies (a)	323	6,670
MedAssets, Inc. (a)	1,273	32,360
Medidata Solutions, Inc. (a)	558	55,203
Merge Healthcare, Inc. (a)(b)	1,350	3,523
Omnicell, Inc. (a)	715	16,931
Vocera Communications, Inc. (a)(b)	483	8,984

		194,901

HOTELS, RESTAURANTS & LEISURE — 3.1%
AFC Enterprises, Inc. (a)	468	20,400
Bally Technologies, Inc. (a)(b)	894	64,422
Biglari Holdings, Inc. (a)	30	12,380
BJ’s Restaurants, Inc. (a)(b)	568	16,313
Bloomin’ Brands, Inc. (a)(b)	1,203	28,403
Bob Evans Farms, Inc.	650	37,225
Boyd Gaming Corp. (a)	1,498	21,197
Bravo Brio Restaurant Group, Inc. (a)	395	5,965
Brinker International, Inc. (b)	1,541	62,457
Buffalo Wild Wings, Inc. (a)(b)	400	44,488
Burger King Worldwide, Inc.	2,241	43,744
Caesars Entertainment Corp. (a)(b)	798	15,729
Carrols Restaurant Group, Inc. (a)	473	2,885
CEC Entertainment, Inc.	405	18,573
Choice Hotels International, Inc. (b)	547	23,625
Churchill Downs, Inc.	325	28,119
Chuy’s Holdings, Inc. (a)(b)	313	11,234
Cracker Barrel Old Country Store, Inc.	395	40,780
Del Frisco’s Restaurant Group, Inc. (a)	243	4,901
Denny’s Corp. (a)(b)	1,908	11,677
Diamond Resorts International, Inc. (a)	400	7,524
DineEquity, Inc.	410	28,290
Diversified Restaurant Holdings, Inc. (a)(b)	243	1,594
Domino’s Pizza, Inc.	1,198	81,404
Dunkin’ Brands Group, Inc.	2,264	102,469
Einstein Noah Restaurant Group, Inc.	165	2,858
Fiesta Restaurant Group, Inc. (a)	395	14,876
Hyatt Hotels Corp. (Class A) (a)	960	41,242
Ignite Restaurant Group, Inc. (a)(b)	160	2,483
International Speedway Corp. (Class A)	550	17,765
Interval Leisure Group, Inc.	890	21,031
Isle of Capri Casinos, Inc. (a)	485	3,667
Jack in the Box, Inc. (a)	958	38,320
Jamba, Inc. (a)(b)	310	4,148
Krispy Kreme Doughnuts, Inc. (a)(b)	1,448	28,004
Las Vegas Sands Corp.	8,500	564,570
Life Time Fitness, Inc. (a)(b)	970	49,926
Luby’s, Inc. (a)	393	2,822
Marcus Corp.	400	5,812
Marriott Vacations Worldwide Corp. (a)	645	28,380
MGM Resorts International (a)	7,990	163,316
Monarch Casino & Resort, Inc. (a)	155	2,942
Morgans Hotel Group Co. (a)(b)	558	4,291
Multimedia Games Holding Co., Inc. (a)	645	22,285
Nathan’s Famous, Inc. (a)	85	4,486
Noodles & Co. (a)	100	4,267
Norwegian Cruise Line Holdings, Ltd. (a)	555	17,122
Orient-Express Hotels, Ltd. (Class A), (Class A) (a)	2,088	27,102
Panera Bread Co. (Class A) (a)	586	92,899
Papa John’s International, Inc.	315	22,012
Penn National Gaming, Inc. (a)(b)	1,479	81,877
Pinnacle Entertainment, Inc. (a)	1,288	32,264
Red Robin Gourmet Burgers, Inc. (a)	325	23,107
Royal Caribbean Cruises, Ltd.	3,521	134,784
Ruby Tuesday, Inc. (a)	1,273	9,547
Ruth’s Hospitality Group, Inc.	808	9,583
Scientific Games Corp. (Class A) (a)	1,043	16,865
SeaWorld Entertainment, Inc.	679	20,119
SHFL Entertainment, Inc. (a)	1,198	27,554
Six Flags Entertainment Corp.	1,455	49,164
Sonic Corp. (a)	1,198	21,264
Speedway Motorsports, Inc.	238	4,260
Texas Roadhouse, Inc.	1,365	35,872
The Cheesecake Factory, Inc.	1,113	48,916
The Wendy’s Co.	5,979	50,702
Town Sports International Holdings, Inc.	470	6,101
Vail Resorts, Inc.	808	56,059
WMS Industries, Inc. (a)	1,203	31,218

		2,581,680

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	240	3,886
Beazer Homes USA, Inc. (a)(b)	565	10,170
Blyth, Inc. (b)	150	2,074
Cavco Industries, Inc. (a)(b)	163	9,283
CSS Industries, Inc.	155	3,722
Ethan Allen Interiors, Inc.	563	15,691
EveryWare Global, Inc. (a)	248	2,827
Flexsteel Industries, Inc.	75	1,873
Helen of Troy, Ltd. (a)	730	32,266
Hooker Furniture Corp.	243	3,633
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,393	12,515
iRobot Corp. (a)(b)	650	24,485
Jarden Corp. (a)	2,755	133,342
KB Home (b)	1,753	31,589
La-Z-Boy, Inc.	1,120	25,435
Libbey, Inc. (a)	488	11,605

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Lifetime Brands, Inc.	245	$3,746
M.D.C. Holdings, Inc.	890	26,709
M/I Homes, Inc. (a)	570	11,753
Meritage Homes Corp. (a)	805	34,575
Mohawk Industries, Inc. (a)	1,338	174,274
NACCO Industries, Inc. (Class A)	75	4,156
NVR, Inc. (a)	108	99,273
Skullcandy, Inc. (a)	405	2,503
Standard Pacific Corp. (a)	3,106	24,568
Taylor Morrison Home Corp. (Class A) (a)(b)	672	15,221
Tempur Sealy International, Inc. (a)(b)	1,306	57,412
The Ryland Group, Inc. (b)	953	38,635
Toll Brothers, Inc. (a)	3,621	117,429
TRI Pointe Homes, Inc. (a)	320	4,698
Tupperware Brands Corp. (b)	1,192	102,953
UCP, Inc. (Class A) (a)	200	2,968
Universal Electronics, Inc. (a)	320	11,530
WCI Communities, Inc. (a)	100	1,726
William Lyon Homes (Class A) (a)(b)	325	6,604
Zagg, Inc. (a)(b)	635	2,857

		1,067,986

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)	875	5,994
Church & Dwight Co., Inc.	3,056	183,513
Energizer Holdings, Inc.	1,383	126,060
Harbinger Group, Inc. (a)(b)	723	7,498
Oil-Dri Corp. of America	75	2,531
Orchids Paper Products Co. (b)	170	4,704
Spectrum Brands Holdings, Inc.	485	31,932
WD-40 Co.	315	20,443

		382,675

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Atlantic Power Corp.	2,558	11,025
Calpine Corp. (a)	8,480	164,766
Dynegy, Inc. (a)(b)	2,163	41,789
Genie Energy, Ltd. (Class B)	230	2,254
Ormat Technologies, Inc.	405	10,842

		230,676

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,350	94,891
Raven Industries, Inc.	805	26,332
Seaboard Corp.	6	16,488

		137,711

INSURANCE — 4.0%
Alleghany Corp. (a)	353	144,606
Allied World Assurance Company Holdings, Ltd.	766	76,133
Ambac Financial Group, Inc. (a)(b)	958	17,378
American Equity Investment Life Holding Co. (b)	1,358	28,817
American Financial Group, Inc.	1,683	90,983
American National Insurance Co.	179	17,549
American Safety Insurance Holdings, Ltd. (a)	250	7,550
AMERISAFE, Inc.	400	14,204
Amtrust Financial Services, Inc. (b)	714	27,889
Arch Capital Group, Ltd. (a)	2,881	155,949
Argo Group International Holdings, Ltd.	555	23,798
Arthur J. Gallagher & Co.	2,759	120,430
Aspen Insurance Holdings, Ltd.	1,416	51,387
Assured Guaranty, Ltd.	3,651	68,456
Axis Capital Holdings, Ltd.	2,563	111,004
Baldwin & Lyons, Inc. (Class B), (Class B)	150	3,657
Brown & Brown, Inc.	2,555	82,015
Citizens, Inc. (a)(b)	968	8,363
CNA Financial Corp.	560	21,381
CNO Financial Group, Inc.	4,804	69,178
Crawford & Co. (Class B), (Class B) (b)	560	5,432
Donegal Group, Inc. (Class A), (Class A)	160	2,238
Eastern Insurance Holdings, Inc.	165	4,028
eHealth, Inc. (a)	395	12,743
EMC Insurance Group, Inc.	75	2,263
Employers Holdings, Inc.	635	18,885
Endurance Specialty Holdings, Ltd.	970	52,108
Enstar Group, Ltd. (a)	250	34,150
Erie Indemnity Co. (Class A)	589	42,685
Everest Re Group, Ltd.	1,083	157,479
FBL Financial Group, Inc. (Class A)	153	6,870
Fidelity National Financial, Inc. (Class A) (b)	4,921	130,899
First American Financial Corp.	2,353	57,296
Fortegra Financial Corp. (a)	136	1,157
Global Indemnity PLC (a)	250	6,365
Greenlight Capital Re, Ltd. (Class A) (a)	650	18,486
Hallmark Financial Services, Inc. (a)	325	2,883
HCC Insurance Holdings, Inc.	2,194	96,141
HCI Group, Inc. (b)	150	6,126
Health Insurance Innovations, Inc. (Class A) (a)	98	1,171
Hilltop Holdings, Inc. (a)	1,368	25,308
Horace Mann Educators Corp.	888	25,201
Independence Holding Co.	158	2,256
Infinity Property & Casualty Corp.	240	15,504
Investors Title Co. (b)	30	2,253
Kansas City Life Insurance Co.	80	3,538
Kemper Corp.	1,045	35,112
Maiden Holdings, Ltd.	1,033	12,200
Markel Corp. (a)	295	152,742
MBIA, Inc. (a)	3,039	31,089
Meadowbrook Insurance Group, Inc. (b)	1,033	6,714
Mercury General Corp.	571	27,585
Montpelier Re Holdings, Ltd. (b)	953	24,826
National Interstate Corp.	165	4,589
National Western Life Insurance Co. (Class A), (Class A)	47	9,483
Old Republic International Corp.	5,526	85,100
OneBeacon Insurance Group, Ltd. (Class A)	480	7,085
PartnerRe, Ltd.	1,153	105,546
Platinum Underwriters Holdings, Ltd.	634	37,869
Primerica, Inc.	1,195	48,206
ProAssurance Corp.	1,372	61,822
Protective Life Corp.	1,720	73,186
Reinsurance Group of America, Inc.	1,557	104,303
RenaissanceRe Holdings, Ltd.	1,003	90,802

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

RLI Corp. (b)	485	$42,399
Safety Insurance Group, Inc.	330	17,480
Selective Insurance Group, Inc.	1,203	29,473
StanCorp Financial Group, Inc.	963	52,984
State Auto Financial Corp.	320	6,701
Stewart Information Services Corp. (b)	485	15,515
Symetra Financial Corp.	1,763	31,417
The Hanover Insurance Group, Inc.	965	53,384
The Navigators Group, Inc. (a)	245	14,154
The Phoenix Cos., Inc. (a)(b)	170	6,574
Third Point Reinsurance, Ltd. (a)	500	7,245
Tower Group International, Ltd.	1,193	8,351
United Fire Group, Inc.	490	14,930
Universal Insurance Holdings, Inc.	643	4,533
Validus Holdings, Ltd.	2,285	84,499
W.R. Berkley Corp.	2,360	101,150
White Mountains Insurance Group, Ltd.	128	72,655

		3,355,895

INTERNET & CATALOG RETAIL — 0.7%
1-800-FLOWERS.COM, Inc. (Class A), (Class A) (a)	560	2,761
Blue Nile, Inc. (a)(b)	235	9,619
Groupon, Inc. (a)	9,089	101,888
HomeAway, Inc. (a)(b)	1,216	34,048
HSN, Inc.	745	39,947
Liberty Interactive Corp. (Class A) (a)	11,558	271,266
Liberty Ventures, (Series A) (a)	803	70,801
NutriSystem, Inc.	645	9,275
Orbitz Worldwide, Inc. (a)	470	4,526
Overstock.com, Inc. (a)	240	7,121
PetMed Express, Inc.	391	6,369
RetailMeNot, Inc. (a)	200	7,114
Shutterfly, Inc. (a)(b)	795	44,425
ValueVision Media, Inc. (Class A) (a)	790	3,436
Vitacost.com, Inc. (a)	481	4,088

		616,684

INTERNET SOFTWARE & SERVICES — 4.7%
Angie’s List, Inc. (a)(b)	873	19,642
AOL, Inc. (a)	1,707	59,028
Bankrate, Inc. (a)(b)	953	19,603
Bazaarvoice, Inc. (a)(b)	1,043	9,470
Blucora, Inc. (a)(b)	880	20,222
Brightcove, Inc. (a)(b)	550	6,188
Carbonite, Inc. (a)	235	3,525
ChannelAdvisor Corp. (a)(b)	170	6,227
comScore, Inc. (a)	808	23,408
Constant Contact, Inc. (a)(b)	635	15,043
Cornerstone OnDemand, Inc. (a)	883	45,422
CoStar Group, Inc. (a)	623	104,602
Cvent, Inc. (a)	100	3,517
Dealertrack Technologies, Inc. (a)	966	41,383
Demand Media, Inc. (a)(b)	805	5,088
Demandware, Inc. (a)	315	14,594
Dice Holdings, Inc. (a)(b)	883	7,514
Digital River, Inc. (a)	710	12,688
E2open, Inc. (a)	320	7,168
EarthLink, Inc.	2,148	10,633
eGain Corp. (a)(b)	230	3,471
Envestnet, Inc. (a)	480	14,880
Equinix, Inc. (a)	1,035	190,078
Facebook, Inc. (Class A) (a)	37,003	1,859,031
Global Eagle Entertainment, Inc. (a)	485	4,530
Gogo, Inc. (a)	200	3,554
IAC/InterActiveCorp.	1,614	88,237
Internap Network Services Corp. (a)	1,113	7,735
IntraLinks Holdings, Inc. (a)	795	6,996
j2 Global, Inc.	953	47,193
Limelight Networks, Inc. (a)	1,113	2,148
LinkedIn Corp. (Class A) (a)	2,096	515,742
Liquidity Services, Inc. (a)(b)	565	18,961
LivePerson, Inc. (a)(b)	1,205	11,375
LogMeIn, Inc. (a)(b)	570	17,698
Marchex, Inc. (Class B), (Class B)	480	3,494
Marin Software, Inc. (a)	150	1,883
Marketo, Inc. (a)	163	5,196
Millennial Media, Inc. (a)(b)	710	5,020
Monster Worldwide, Inc. (a)	2,471	10,922
Move, Inc. (a)	885	15,001
Net Element International, Inc. (a)(b)	49	225
NIC, Inc.	1,353	31,268
OpenTable, Inc. (a)	478	33,450
Pandora Media, Inc. (a)(b)	3,108	78,104
Perficient, Inc. (a)	720	13,219
QuinStreet, Inc. (a)	628	5,935
Rackspace Hosting, Inc. (a)(b)	2,493	131,531
RealNetworks, Inc. (a)	480	4,109
Reis, Inc. (a)	155	2,506
Responsys, Inc. (a)	803	13,249
SciQuest, Inc. (a)(b)	478	10,736
Shutterstock, Inc. (a)(b)	160	11,635
Spark Networks, Inc. (a)(b)	405	3,370
SPS Commerce, Inc. (a)	320	21,414
Stamps.com, Inc. (a)	330	15,157
support.com, Inc. (a)	1,030	5,614
TechTarget, Inc. (a)	302	1,507
Textura Corp. (a)	100	4,308
The Active Network, Inc. (a)(b)	1,110	15,884
Travelzoo, Inc. (a)	158	4,193
Trulia, Inc. (a)	643	30,240
United Online, Inc.	2,003	15,984
Unwired Planet, Inc. (a)	1,908	3,301
ValueClick, Inc. (a)(b)	1,593	33,214
VistaPrint NV (a)	725	40,977
Vocus, Inc. (a)	400	3,724
Web.com Group, Inc. (a)(b)	875	28,297
WebMD Health Corp. (a)	708	20,249
XO Group, Inc. (a)	555	7,171
Xoom Corp. (a)	160	5,090
Yelp, Inc. (a)	640	42,355
Zillow, Inc. (Class A) (a)(b)	490	41,341
Zix Corp. (a)	1,268	6,201

		3,953,668

IT SERVICES — 2.5%
Acxiom Corp. (a)	1,603	45,509
Alliance Data Systems Corp. (a)(b)	1,030	217,814
Amdocs, Ltd.	3,436	125,895
Blackhawk Network Holdings, Inc. (a)(b)	240	5,767
Booz Allen Hamilton Holding Corp.	675	13,041
Broadridge Financial Solutions, Inc.	2,631	83,534
CACI International, Inc. (Class A) (a)	475	32,827

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Cardtronics, Inc. (a)	960	$35,616
Cass Information Systems, Inc. (b)	245	13,076
CIBER, Inc. (a)	1,600	5,280
Computer Task Group, Inc.	315	5,090
Convergys Corp.	2,238	41,963
CoreLogic, Inc. (a)	2,088	56,480
CSG Systems International, Inc.	718	17,986
DST Systems, Inc.	752	56,708
EPAM Systems, Inc. (a)	483	16,664
Euronet Worldwide, Inc. (a)	1,033	41,113
EVERTEC, Inc.	638	14,170
ExlService Holdings, Inc. (a)	725	20,648
FleetCor Technologies, Inc. (a)	1,442	158,851
Forrester Research, Inc.	233	8,565
Gartner, Inc. (a)	2,010	120,600
Genpact, Ltd. (a)	3,635	68,629
Global Cash Access Holdings, Inc. (a)	1,445	11,285
Global Payments, Inc.	1,650	84,282
Heartland Payment Systems, Inc.	805	31,975
Higher One Holdings, Inc. (a)	628	4,817
iGate Corp. (a)	713	19,793
Jack Henry & Associates, Inc.	1,834	94,653
Leidos Holdings, Inc.	1,600	72,832
Lender Processing Services, Inc.	1,907	63,446
Lionbridge Technologies, Inc. (a)	1,288	4,753
Luxoft Holding, Inc. (a)	100	2,647
ManTech International Corp. (Class A) (b)	473	13,603
MAXIMUS, Inc.	1,433	64,542
ModusLink Global Solutions, Inc. (a)	798	2,187
MoneyGram International, Inc. (a)	485	9,496
NeuStar, Inc. (Class A) (a)	1,461	72,290
Planet Payment, Inc. (a)	873	2,217
PRGX Global, Inc. (a)	645	4,038
Sapient Corp. (a)	2,308	35,936
Science Applications International Corp. (a)	914	30,857
ServiceSource International, Inc. (a)(b)	1,273	15,378
Sykes Enterprises, Inc. (a)	890	15,940
Syntel, Inc.	352	28,195
TeleTech Holdings, Inc. (a)	395	9,911
The Hackett Group, Inc.	560	3,993
Unisys Corp. (a)(b)	963	24,258
Vantiv, Inc. (a)	1,879	52,499
VeriFone Systems, Inc. (a)	2,388	54,590
Virtusa Corp. (a)	490	14,239
WEX, Inc. (a)	793	69,586

		2,120,064

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Arctic Cat, Inc.	330	18,826
Black Diamond, Inc. (a)	480	5,837
Brunswick Corp.	1,913	76,348
Callaway Golf Co.	1,518	10,808
JAKKS Pacific, Inc. (b)	395	1,774
Johnson Outdoors, Inc. (Class A) (a)	75	2,011
Leapfrog Enterprises, Inc. (a)(b)	1,358	12,792
Marine Products Corp.	245	2,225
Nautilus, Inc. (a)	635	4,585
Polaris Industries, Inc.	1,357	175,297
Smith & Wesson Holding Corp. (a)(b)	1,366	15,012
Sturm Ruger & Co, Inc. (b)	395	24,739

		350,254

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Accelerate Diagnostics, Inc. (a)(b)	245	3,285
Affymetrix, Inc. (a)	1,518	9,412
Albany Molecular Research, Inc. (a)	475	6,123
Bio-Rad Laboratories, Inc. (Class A) (a)	476	55,959
Bruker Corp. (a)	2,338	48,280
Cambrex Corp. (a)	640	8,448
Charles River Laboratories International, Inc. (a)	1,055	48,804
Covance, Inc. (a)	1,222	105,654
Fluidigm Corp. (a)(b)	565	12,396
Furiex Pharmaceuticals, Inc. (a)(b)	165	7,258
Harvard Bioscience, Inc. (a)	563	2,961
Illumina, Inc. (a)(b)	2,697	217,999
Luminex Corp. (a)(b)	800	16,000
NeoGenomics, Inc. (a)	725	2,175
Pacific Biosciences of California, Inc. (a)	960	5,309
PAREXEL International Corp. (a)	1,195	60,025
Qiagen NV (a)	5,046	107,984
Quintiles Transnational Holdings, Inc. (a)	577	25,896
Sequenom, Inc. (a)(b)	2,483	6,630
Techne Corp.	825	66,049

		816,647

MACHINERY — 3.7%
Accuride Corp. (a)(b)	885	4,549
Actuant Corp. (Class A) (b)	1,608	62,455
AGCO Corp.	2,142	129,420
Alamo Group, Inc.	160	7,826
Albany International Corp. (Class A)	650	23,315
Altra Holdings, Inc. (b)	555	14,935
American Railcar Industries, Inc. (b)	250	9,807
Ampco-Pittsburgh Corp.	155	2,778
Astec Industries, Inc.	390	14,024
Barnes Group, Inc.	1,113	38,866
Blount International, Inc. (a)	1,035	12,534
Briggs & Stratton Corp.	1,041	20,945
Chart Industries, Inc. (a)(b)	638	78,499
CIRCOR International, Inc.	405	25,183
CLARCOR, Inc. (b)	1,034	57,418
Colfax Corp. (a)	1,853	104,676
Columbus McKinnon Corp. (a)	395	9,492
Commercial Vehicle Group, Inc. (a)	470	3,741
Crane Co.	1,062	65,494
Donaldson Co., Inc.	3,155	120,300
Douglas Dynamics, Inc. (b)	480	7,070
Dynamic Materials Corp.	325	7,533
Energy Recovery, Inc. (a)(b)	963	6,982
EnPro Industries, Inc. (a)(b)	488	29,382
ESCO Technologies, Inc.	558	18,542
Federal Signal Corp. (a)	1,365	17,568
Flow International Corp. (a)	1,040	4,150
Freightcar America, Inc. (b)	235	4,860
Global Brass & Copper Holdings, Inc. (a)(b)	155	2,719
Graco, Inc.	1,351	100,055
Graham Corp.	245	8,852
Hardinge, Inc.	235	3,631
Harsco Corp.	1,768	44,023

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Hurco Cos., Inc.	165	$4,267
Hyster-Yale Materials Handling, Inc.	245	21,969
IDEX Corp.	1,784	116,406
ITT Corp.	1,918	68,952
John Bean Technologies Corp.	645	16,048
Kadant, Inc.	240	8,062
Kaydon Corp.	728	25,859
Kennametal, Inc.	1,659	75,650
L.B. Foster Co. (Class A)	245	11,206
Lincoln Electric Holdings, Inc. (b)	1,797	119,716
Lindsay Corp. (b)	330	26,935
Lydall, Inc. (a)	410	7,040
Manitex International, Inc. (a)(b)	235	2,569
Meritor, Inc. (a)	2,078	16,333
Middleby Corp. (a)(b)	425	88,787
Miller Industries, Inc.	240	4,075
Mueller Industries, Inc.	650	36,185
Mueller Water Products, Inc. (Class A), (Class A)	3,351	26,774
Navistar International Corp. (a)(b)	1,200	43,776
NN, Inc.	410	6,380
Nordson Corp.	1,355	99,769
Omega Flex, Inc.	58	1,096
Oshkosh Corp. (a)	1,864	91,299
PMFG, Inc. (a)(b)	488	3,611
Proto Labs, Inc. (a)(b)	410	31,320
RBC Bearings, Inc. (a)	475	31,298
Rexnord Corp. (a)	638	13,270
SPX Corp.	1,019	86,248
Standex International Corp.	330	19,602
Sun Hydraulics Corp.	485	17,581
Tecumseh Products Co. (Class A), (Class A) (a)	400	3,580
Tennant Co.	400	24,800
Terex Corp. (a)	2,406	80,842
The Exone Co. (a)(b)	165	7,029
The Gorman-Rupp Co.	320	12,838
The Greenbrier Cos., Inc. (a)(b)	570	14,096
The Manitowoc Co., Inc. (b)	2,916	57,095
The Toro Co.	1,252	68,046
Timken Co.	1,837	110,955
Titan International, Inc. (b)	1,113	16,294
TriMas Corp. (a)	888	33,122
Trinity Industries, Inc.	1,681	76,233
Twin Disc, Inc.	155	4,050
Valmont Industries, Inc.	595	82,651
Wabash National Corp. (a)	1,433	16,709
WABCO Holdings, Inc. (a)	1,264	106,505
Wabtec Corp.	2,083	130,958
Watts Water Technologies, Inc. (Class A)	643	36,246
Woodward, Inc.	1,506	61,490
Xerium Technologies, Inc. (a)	240	2,782

		3,130,028

MARINE — 0.2%
International Shipholding Corp.	170	4,665
Kirby Corp. (a)(b)	1,193	103,254
Matson, Inc.	870	22,820
Ultrapetrol Bahamas, Ltd. (a)	455	1,702

		132,441

MEDIA — 3.6%
AH Belo Corp. (Class A)	400	3,140
AMC Networks, Inc. (Class A) (a)	1,323	90,599
Beasley Broadcasting Group, Inc. (Class A)	92	799
Belo Corp. (Class A)	2,243	30,729
Carmike Cinemas, Inc. (a)	405	8,942
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,588	8,369
Charter Communications, Inc. (Class A) (a)	1,445	194,728
Cinemark Holdings, Inc.	2,483	78,810
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	927	7,601
Crown Media Holdings, Inc. (Class A), (Class A) (a)	715	2,202
Cumulus Media, Inc. (Class A) (a)	1,593	8,443
Daily Journal Corp. (a)(b)	19	2,793
Dex Media, Inc. (a)	410	3,333
Digital Generation, Inc. (a)	470	6,077
DISH Network Corp. (Class A)	4,481	201,690
DreamWorks Animation SKG, Inc. (Class A) (a)	1,603	45,621
Entercom Communications Corp. (Class A) (a)(b)	470	4,127
Entravision Communications Corp. (Class A)	1,205	7,109
Global Sources, Ltd. (a)	400	2,968
Gray Television, Inc. (a)(b)	1,030	8,085
Harte-Hanks, Inc.	870	7,682
Hemisphere Media Group, Inc. (a)(b)	155	1,821
John Wiley & Sons, Inc. (Class A) (b)	1,014	48,358
Journal Communications, Inc. (Class A) (a)	963	8,234
Lamar Advertising Co. (Class A) (a)	1,717	80,750
Liberty Global PLC (Class A) (a)	8,505	674,872
Liberty Media Corp. (Class A) (a)	2,158	317,550
Lions Gate Entertainment Corp. (a)	1,768	61,968
Live Nation Entertainment, Inc. (a)	3,046	56,503
Loral Space & Communications, Inc.	330	22,351
Martha Stewart Living Omnimedia, Inc. (Class A), (Class A) (a)	620	1,426
MDC Partners, Inc. (Class A)	565	15,809
Media General, Inc. (Class A) (a)(b)	395	5,633
Meredith Corp.	808	38,477
Morningstar, Inc. (b)	484	38,362
National CineMedia, Inc.	1,195	22,538
Nexstar Broadcasting Group, Inc. (Class A) (b)	643	28,617
ReachLocal, Inc. (a)	245	2,918
Reading International, Inc. (Class A) (a)	405	2,661
Regal Entertainment Group (Class A)	1,747	33,158
Rentrak Corp. (a)(b)	245	7,992
Saga Communications, Inc. (Class A), (Class A)	100	4,438
Salem Communications Corp. (Class A)	245	2,029
Scholastic Corp. (b)	558	15,987
Sinclair Broadcast Group, Inc. (Class A), (Class A)	1,433	48,034
Sirius XM Radio, Inc.	66,340	256,736
Starz (Class A) (a)	2,478	69,706

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

The E.W. Scripps Co. (Class A) (a)(b)	633	$11,616
The Madison Square Garden Co. (Class A) (a)	1,362	79,091
The McClatchy Co. (Class A) (a)(b)	1,273	3,819
The New York Times Co. (Class A) (a)(b)	2,708	34,040
Thomson Reuters Corp. (b)	8,095	283,406
Valassis Communications, Inc. (b)	788	22,757
World Wrestling Entertainment, Inc. (Class A)	645	6,560

		3,032,064

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	405	6,521
AK Steel Holding Corp. (a)(b)	2,866	10,748
Allied Nevada Gold Corp. (a)(b)	2,217	9,267
AMCOL International Corp. (b)	550	17,974
Carpenter Technology Corp. (b)	998	57,994
Century Aluminum Co. (a)	1,125	9,056
Coeur Mines, Inc. (a)	2,129	25,654
Commercial Metals Co.	2,473	41,917
Compass Minerals International, Inc.	684	52,169
General Moly, Inc. (a)(b)	1,193	1,968
Globe Specialty Metals, Inc.	1,353	20,850
Gold Resource Corp.	723	4,793
Handy & Harman, Ltd. (a)	70	1,671
Haynes International, Inc.	235	10,653
Hecla Mining Co.	7,112	22,332
Horsehead Holding Corp. (a)(b)	963	11,999
Kaiser Aluminum Corp. (b)	400	28,500
Materion Corp.	490	15,709
Midway Gold Corp. (a)	2,398	2,290
Molycorp, Inc. (a)(b)	2,631	17,259
Noranda Aluminium Holding Corp.	720	1,771
Olympic Steel, Inc.	150	4,167
Paramount Gold and Silver Corp. (a)(b)	2,961	3,820
Reliance Steel & Aluminum Co.	1,647	120,676
Royal Gold, Inc.	1,413	68,757
RTI International Metals, Inc. (a)	631	20,217
Schnitzer Steel Industries, Inc. (Class A) (b)	558	15,367
Southern Copper Corp. (b)	3,351	91,281
Steel Dynamics, Inc.	4,776	79,807
Stillwater Mining Co. (a)(b)	2,468	27,173
SunCoke Energy, Inc. (a)	1,525	25,925
Tahoe Resources, Inc. (a)	1,843	33,027
Universal Stainless & Alloy Products, Inc. (a)	165	5,367
US Silica Holdings, Inc. (b)	485	12,076
Walter Energy, Inc. (b)	1,358	19,053
Worthington Industries, Inc.	1,113	38,321

		936,129

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,389	118,375
Avista Corp. (b)	1,278	33,739
Black Hills Corp.	958	47,766
MDU Resources Group, Inc.	4,104	114,789
NorthWestern Corp.	793	35,622
Vectren Corp.	1,770	59,029

		409,320

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	1,288	47,772
Dillard’s, Inc. (Class A)	604	47,293
Fred’s, Inc. (Class A)	803	12,567
Gordmans Stores, Inc.	153	1,721
Saks, Inc. (a)	2,236	35,642
Sears Holdings Corp. (a)(b)	968	57,732
The Bon-Ton Stores, Inc. (b)	328	3,460
Tuesday Morning Corp. (a)	870	13,285

		219,472

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	1,083	49,309

OIL, GAS & CONSUMABLE FUELS — 3.8%
Abraxas Petroleum Corp. (a)(b)	1,758	4,518
Adams Resources & Energy, Inc.	90	4,996
Alon USA Energy, Inc. (b)	475	4,850
Alpha Natural Resources, Inc. (a)	4,716	28,107
Amyris, Inc. (a)(b)	560	1,294
Apco Oil and Gas International, Inc. (a)	150	2,139
Approach Resources, Inc. (a)	713	18,738
Arch Coal, Inc. (b)	4,561	18,746
Athlon Energy, Inc. (a)	400	13,080
Berry Petroleum Co. (Class A)	1,098	47,357
Bill Barrett Corp. (a)(b)	1,038	26,064
Bonanza Creek Energy, Inc. (a)(b)	643	31,031
BPZ Resources, Inc. (a)(b)	2,468	4,813
Callon Petroleum Co. (a)	885	4,841
Carrizo Oil & Gas, Inc. (a)(b)	883	32,945
Cheniere Energy, Inc. (a)	5,236	178,757
Cimarex Energy Co.	1,844	177,762
Clayton Williams Energy, Inc. (a)	170	8,920
Clean Energy Fuels Corp. (a)(b)	1,435	18,339
Cloud Peak Energy, Inc. (a)	1,273	18,675
Cobalt International Energy, Inc. (a)	5,924	147,271
Comstock Resources, Inc. (b)	1,040	16,546
Concho Resources, Inc. (a)	2,238	243,517
Contango Oil & Gas Co.	230	8,452
Continental Resources, Inc. (a)(b)	970	104,042
Crimson Exploration, Inc. (a)	468	1,409
Crosstex Energy, Inc.	1,045	21,830
CVR Energy, Inc. (b)	364	14,021
Delek US Holdings, Inc.	800	16,872
Diamondback Energy, Inc. (a)(b)	405	17,269
Emerald Oil, Inc. (a)	805	5,788
Endeavour International Corp. (a)(b)	1,048	5,607
Energen Corp.	1,587	121,231
Energy XXI Bermuda, Ltd.	1,673	50,525
EPL Oil & Gas, Inc. (a)	640	23,750
Equal Energy, Ltd.	710	3,344
Evolution Petroleum Corp. (a)	410	4,617
EXCO Resources, Inc. (b)	2,873	19,364
Forest Oil Corp. (a)	2,556	15,592
Frontline, Ltd. (a)(b)	1,123	2,976
FX Energy, Inc. (a)(b)	1,113	3,829
GasLog, Ltd.	563	8,406
Gastar Exploration, Ltd. (a)	1,282	5,064
Golar LNG, Ltd.	965	36,352
Goodrich Petroleum Corp. (a)	560	13,602
Green Plains Renewable Energy, Inc.	565	9,068
Gulfport Energy Corp. (a)	1,685	108,413

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Halcon Resources Corp. (a)(b)	5,091	$22,553
Hallador Energy Co. (b)	186	1,358
HollyFrontier Corp.	4,411	185,747
Isramco, Inc. (a)	20	2,479
Jones Energy, Inc. (Class A) (a)	200	3,282
KiOR, Inc. (Class A) (a)(b)	965	2,721
Knightsbridge Tankers, Ltd.	570	5,797
Kodiak Oil & Gas Corp. (a)	5,674	68,428
Kosmos Energy, Ltd. (a)	2,158	22,184
L&L Energy, Inc. (a)(b)	640	813
Laredo Petroleum Holdings, Inc. (a)	983	29,175
Magnum Hunter Resources Corp. (a)(b)	3,676	22,681
Matador Resources Co. (a)	1,035	16,902
Midstates Petroleum Co., Inc. (a)(b)	723	3,709
Miller Energy Resources, Inc. (a)(b)	635	4,610
Nordic American Tanker Shipping, Ltd. (b)	1,443	11,890
Northern Oil and Gas, Inc. (a)(b)	1,358	19,596
Oasis Petroleum, Inc. (a)	2,055	100,962
Panhandle Oil & Gas, Inc. (Class A) (b)	163	4,610
PBF Energy, Inc. (b)	475	10,664
PDC Energy, Inc. (a)	738	43,940
Penn Virginia Corp. (a)	1,203	8,000
PetroQuest Energy, Inc. (a)	1,193	4,784
Quicksilver Resources, Inc. (a)	2,633	5,187
Renewable Energy Group, Inc. (a)	485	7,348
Rentech, Inc.	4,787	9,478
Resolute Energy Corp. (a)(b)	1,438	12,022
REX American Resources Corp. (a)	70	2,152
Rex Energy Corp. (a)(b)	958	21,363
Rosetta Resources, Inc. (a)(b)	1,300	70,798
Sanchez Energy Corp. (a)	648	17,114
SandRidge Energy, Inc. (a)(b)	10,662	62,479
Scorpio Tankers, Inc.	4,026	39,294
SemGroup Corp.(Class A)	875	49,892
Ship Finance International, Ltd.	1,215	18,553
SM Energy Co.	1,454	112,234
Solazyme, Inc. (a)(b)	1,043	11,233
Stone Energy Corp. (a)	1,033	33,500
Swift Energy Co. (a)(b)	968	11,055
Synergy Resources Corp. (a)	1,061	10,345
Targa Resources Corp.	695	50,707
Teekay Corp. (b)	769	32,875
Teekay Tankers, Ltd.	1,363	3,571
Triangle Petroleum Corp. (a)	1,353	13,286
Ultra Petroleum Corp. (a)(b)	3,315	68,189
Ur-Energy, Inc. (a)(b)	2,548	2,956
Uranium Energy Corp. (a)(b)	1,843	4,147
VAALCO Energy, Inc. (a)	1,190	6,640
W&T Offshore, Inc. (b)	713	12,634
Warren Resources, Inc. (a)	1,508	4,418
Western Refining, Inc. (b)	1,182	35,507
Westmoreland Coal Co. (a)	235	3,097
Whiting Petroleum Corp. (a)	2,549	152,558
World Fuel Services Corp.	1,593	59,435
ZaZa Energy Corp. (a)(b)	789	907

		3,216,588

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)(b)	328	8,840
Clearwater Paper Corp. (a)	480	22,929
Deltic Timber Corp.	240	15,634
Domtar Corp.	753	59,803
KapStone Paper and Packaging Corp.	880	37,664
Louisiana-Pacific Corp. (a)	2,989	52,576
Neenah Paper, Inc.	315	12,383
P.H. Glatfelter Co.	970	26,258
Resolute Forest Products, Inc. (a)	1,525	20,160
Schweitzer-Mauduit International, Inc.	728	44,066
Wausau Paper Corp.	1,035	13,445

		313,758

PERSONAL PRODUCTS — 0.5%
Coty, Inc. (Class A) (a)	1,200	19,452
Elizabeth Arden, Inc. (a)	563	20,786
Herbalife, Ltd. (b)	1,883	131,377
Inter Parfums, Inc.	310	9,297
Lifevantage Corp. (a)(b)	2,393	5,695
Medifast, Inc. (a)	325	8,739
Nature’s Sunshine Products, Inc.	240	4,577
Nu Skin Enterprises, Inc. (Class A)	1,314	125,802
Nutraceutical International Corp.	155	3,680
Prestige Brands Holdings, Inc. (a)	1,125	33,885
Revlon, Inc. (Class A) (a)	240	6,665
Star Scientific, Inc. (a)	3,506	6,697
Synutra International, Inc. (a)	408	2,162
The Female Health Co. (b)	485	4,787
USANA Health Sciences, Inc. (a)(b)	170	14,754

		398,355

PHARMACEUTICALS — 1.0%
AcelRx Pharmaceuticals, Inc. (a)	484	5,213
Akorn, Inc. (a)(b)	1,188	23,380
Alimera Sciences, Inc. (a)	410	1,542
Ampio Pharmaceuticals, Inc. (a)(b)	550	4,125
Aratana Therapeutics, Inc. (a)	100	1,634
Auxilium Pharmaceuticals, Inc. (a)(b)	1,035	18,868
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,121	13,233
BioDelivery Sciences International, Inc. (a)(b)	640	3,475
Cadence Pharmaceuticals, Inc. (a)(b)	1,268	8,001
Cempra, Inc. (a)(b)	320	3,680
Corcept Therapeutics, Inc. (a)(b)	1,115	1,773
Cornerstone Therapeutics, Inc. (a)	189	1,778
DepoMed, Inc. (a)(b)	1,198	8,961
Endo Health Solutions, Inc. (a)	2,423	110,101
Endocyte, Inc. (a)(b)	635	8,464
Hi-Tech Pharmacal Co., Inc.	240	10,356
Horizon Pharma, Inc. (a)(b)	1,123	3,796
Impax Laboratories, Inc. (a)	1,433	29,391
Jazz Pharmaceuticals PLC (a)	1,123	103,282
Lannett Co., Inc. (a)	313	6,830
Mallinckrodt PLC (a)	1,285	56,656
Nektar Therapeutics (a)	2,479	25,905
Omeros Corp. (a)(b)	640	6,240
Optimer Pharmaceuticals, Inc. (a)	1,038	13,079
Pacira Pharmaceuticals, Inc. (a)(b)	553	26,594
Pernix Therapeutics Holdings (a)	372	1,015
Pozen, Inc. (a)	555	3,180
Questcor Pharmaceuticals, Inc. (b)	1,123	65,134
Repros Therapeutics, Inc. (a)(b)	490	13,132
Sagent Pharmaceuticals, Inc. (a)(b)	310	6,324
Salix Pharmaceuticals, Ltd. (a)	1,357	90,756

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Santarus, Inc. (a)	1,203	$27,152
Sciclone Pharmaceuticals, Inc. (a)	1,110	5,628
Sucampo Pharmaceuticals, Inc. (Class A) (a)	325	2,028
Supernus Pharmaceuticals, Inc. (a)(b)	320	2,346
The Medicines Co. (a)	1,400	46,928
TherapeuticsMD, Inc. (a)	1,683	4,931
ViroPharma, Inc. (a)	1,450	56,985
VIVUS, Inc. (a)(b)	2,156	20,094
Warner Chilcott PLC (Class A)	108	2,468
XenoPort, Inc. (a)(b)	968	5,498
Zogenix, Inc. (a)(b)	1,515	2,818

		852,774

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (b)	1,035	23,867
Barrett Business Services, Inc.	160	10,770
CBIZ, Inc. (a)(b)	795	5,915
CDI Corp.	325	4,976
CRA International, Inc. (a)	245	4,562
Exponent, Inc.	330	23,707
Franklin Covey Co. (a)	150	2,692
FTI Consulting, Inc. (a)(b)	885	33,453
GP Strategies Corp. (a)	320	8,390
Heidrick & Struggles International, Inc.	405	7,719
Huron Consulting Group, Inc. (a)	475	24,990
ICF International, Inc. (a)	395	13,987
IHS, Inc. (Class A) (a)	1,448	165,333
Insperity, Inc.	480	18,048
Kelly Services, Inc. (Class A)	555	10,806
Kforce, Inc.	555	9,818
Korn/Ferry International (a)	1,038	22,213
Manpower, Inc.	1,666	121,185
Mistras Group, Inc. (a)	315	5,355
National Technical Systems, Inc. (a)	165	3,770
Navigant Consulting, Inc. (a)	1,030	15,924
Odyssey Marine Exploration, Inc. (a)(b)	1,678	5,051
On Assignment, Inc. (a)	955	31,515
Pendrell Corp. (a)	3,431	6,656
Resources Connection, Inc.	880	11,942
RPX Corp. (a)	725	12,709
The Advisory Board Co. (a)	810	48,179
The Corporate Executive Board Co.	720	52,286
Towers Watson & Co. (Class A)	1,436	153,595
TrueBlue, Inc. (a)	881	21,153
Verisk Analytics, Inc. (Class A) (a)	3,288	213,588
VSE Corp.	80	3,756
WageWorks, Inc. (a)	565	28,504

		1,126,414

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Acadia Realty Trust	1,205	29,739
AG Mortgage Investment Trust, Inc. (b)	650	10,803
Agree Realty Corp. (b)	330	9,959
Alexander’s, Inc. (b)	46	13,162
Alexandria Real Estate Equities, Inc.	1,525	97,371
American Assets Trust, Inc.	720	21,967
American Campus Communities, Inc.	2,237	76,394
American Capital Agency Corp. (b)	8,570	193,425
American Capital Mortgage Investment Corp. (b)	1,283	25,352
American Homes 4 Rent (Class A) (a)	1,100	17,765
American Realty Capital Properties, Inc. (b)	3,271	39,906
American Residential Properties, Inc. (a)	325	5,723
AmREIT, Inc.	407	7,061
Annaly Capital Management, Inc. (b)	20,413	236,383
Anworth Mortgage Asset Corp.	3,123	15,084
Apollo Commercial Real Estate Finance, Inc.	803	12,262
Apollo Residential Mortgage, Inc. (b)	728	10,622
Ares Commercial Real Estate Corp. (b)	430	5,345
Armada Hoffler Properties, Inc. (b)	398	3,944
ARMOUR Residential REIT, Inc. (b)	7,990	33,558
Ashford Hospitality Trust, Inc.	1,300	16,042
Associated Estates Realty Corp. (b)	1,214	18,101
Aviv REIT, Inc.	240	5,472
BioMed Realty Trust, Inc.	4,013	74,602
Brandywine Realty Trust	3,361	44,298
BRE Properties, Inc.	1,685	85,531
Camden Property Trust	1,864	114,524
Campus Crest Communities, Inc. (b)	1,353	14,612
CapLease, Inc.	1,923	16,326
Capstead Mortgage Corp. (b)	1,988	23,399
CBL & Associates Properties, Inc.	3,550	67,805
Cedar Realty Trust, Inc.	1,513	7,837
Chambers Street Properties (b)	5,264	46,218
Chatham Lodging Trust (b)	405	7,233
Chesapeake Lodging Trust	1,040	24,482
Chimera Investment Corp.	21,867	66,476
Colonial Properties Trust	1,923	43,248
Colony Financial, Inc. (b)	1,353	27,033
CommonWealth REIT	2,564	56,177
Coresite Realty Corp. (b)	490	16,631
Corporate Office Properties Trust	1,838	42,458
Corrections Corp. of America	2,510	86,720
Cousins Properties, Inc.	3,628	37,332
CubeSmart	2,886	51,486
CyrusOne, Inc.	393	7,459
CYS Investments, Inc. (b)	3,661	29,764
DCT Industrial Trust, Inc.	6,137	44,125
DDR Corp. (b)	5,698	89,516
DiamondRock Hospitality Co.	4,151	44,291
Digital Realty Trust, Inc. (b)	2,811	149,264
Douglas Emmett, Inc.	3,104	72,851
Duke Realty Corp.	6,916	106,783
DuPont Fabros Technology, Inc. (b)	1,365	35,176
Dynex Capital, Inc. (b)	1,205	10,568
EastGroup Properties, Inc. (b)	638	37,776
Education Realty Trust, Inc.	2,388	21,731
Ellington Residential Mortgage REIT	165	2,536
EPR Properties (b)	1,005	48,984
Equity Lifestyle Properties, Inc.	1,781	60,857
Equity One, Inc.	1,278	27,937
Essex Property Trust, Inc.	811	119,785
Excel Trust, Inc. (b)	1,043	12,516
Extra Space Storage, Inc.	2,437	111,493
Federal Realty Investment Trust	1,409	142,943
FelCor Lodging Trust, Inc. (a)	2,631	16,207
First Industrial Realty Trust, Inc.	2,323	37,795
First Potomac Realty Trust	1,285	16,152
Franklin Street Properties Corp.	1,918	24,435
General Growth Properties, Inc.	12,806	247,028

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Getty Realty Corp.	563	$10,939
Gladstone Commercial Corp. (b)	331	5,945
Glimcher Realty Trust	3,124	30,459
Government Properties Income Trust	1,208	28,907
Gramercy Property Trust, Inc. (a)(b)	1,283	5,324
Hatteras Financial Corp. (b)	2,150	40,226
Healthcare Realty Trust, Inc.	2,101	48,554
Healthcare Trust of America, Inc. (b)	2,411	25,364
Hersha Hospitality Trust	4,309	24,087
Highwoods Properties, Inc.	1,906	67,301
Home Properties, Inc.	1,214	70,108
Hospitality Properties Trust	3,008	85,126
Hudson Pacific Properties, Inc.	968	18,828
Inland Real Estate Corp. (b)	1,843	18,854
Invesco Mortgage Capital, Inc. (b)	2,871	44,185
Investors Real Estate Trust	2,158	17,804
iStar Financial, Inc. (a)(b)	1,843	22,190
JAVELIN Mortgage Investment Corp. (b)	328	3,880
Kilroy Realty Corp.	1,685	84,166
Kite Realty Group Trust (b)	1,908	11,314
LaSalle Hotel Properties	2,088	59,550
Lexington Realty Trust (b)	3,596	40,383
Liberty Property Trust	2,775	98,790
LTC Properties, Inc.	715	27,156
Mack-Cali Realty Corp. (b)	1,898	41,642
Medical Properties Trust, Inc. (b)	3,496	42,546
MFA Financial, Inc.	7,735	57,626
Mid-America Apartment Communities, Inc.	931	58,187
Monmouth Real Estate Investment Corp.(Class A)	873	7,918
MPG Office Trust, Inc. (a)	1,193	3,734
National Health Investors, Inc. (b)	568	32,314
National Retail Properties, Inc.	2,563	81,555
New Residential Investment Corp.	5,339	35,344
New York Mortgage Trust, Inc. (b)	1,358	8,488
NorthStar Realty Finance Corp. (b)	5,136	47,662
OMEGA Healthcare Investors, Inc.	2,454	73,301
One Liberty Properties, Inc.	235	4,766
Parkway Properties, Inc.	963	17,113
Pebblebrook Hotel Trust (b)	1,370	39,333
Pennsylvania Real Estate Investment Trust	1,435	26,835
PennyMac Mortgage Investment Trust	1,583	35,902
Physicians Realty Trust (a)	300	3,636
Piedmont Office Realty Trust, Inc. (Class A)	3,594	62,392
Post Properties, Inc.	1,208	54,384
Potlatch Corp.	883	35,037
PS Business Parks, Inc.	398	29,699
RAIT Financial Trust (b)	1,525	10,797
Ramco-Gershenson Properties Trust (b)	1,280	19,725
Rayonier, Inc.	2,713	150,978
Realty Income Corp. (b)	4,289	170,488
Redwood Trust, Inc. (b)	1,758	34,615
Regency Centers Corp.	1,980	95,733
Resource Capital Corp. (b)	2,718	16,145
Retail Opportunity Investments Corp.	1,443	19,942
Retail Properties of America, Inc. (Class A) (b)	2,909	39,999
Rexford Industrial Realty, Inc. (a)	400	5,404
RLJ Lodging Trust	2,636	61,920
Rouse Properties, Inc. (b)	480	9,878
Ryman Hospitality Properties (b)	963	33,233
Sabra Healthcare REIT, Inc. (b)	800	18,408
Saul Centers, Inc.	160	7,400
Select Income REIT	498	12,848
Senior Housing Properties Trust	4,075	95,110
Silver Bay Realty Trust Corp. (b)	320	5,011
SL Green Realty Corp.	2,028	180,168
Sovran Self Storage, Inc.	730	55,246
Spirit Realty Capital, Inc.	7,911	72,623
STAG Industrial, Inc. (b)	875	17,605
Starwood Property Trust, Inc. (b)	4,249	101,849
Strategic Hotels & Resorts, Inc. (a)	3,824	33,192
Summit Hotel Properties, Inc.	1,446	13,289
Sun Communities, Inc. (b)	808	34,437
Sunstone Hotel Investors, Inc.	3,526	44,921
Tanger Factory Outlet Centers, Inc.	2,057	67,161
Taubman Centers, Inc.	1,346	90,599
Terreno Realty Corp.	583	10,354
Two Harbors Investment Corp.	7,790	75,641
UDR, Inc.	5,376	127,411
UMH Properties, Inc.	320	3,178
Universal Health Realty Income Trust	235	9,839
Urstadt Biddle Properties, Inc. (Class A)	565	11,232
Washington Real Estate Investment Trust (b)	1,443	36,465
Weingarten Realty Investors	2,665	78,164
Western Asset Mortgage Capital Corp. (b)	470	7,515
Whitestone REIT	410	6,039
Winthrop Realty Trust	645	7,192
WP Carey, Inc.	1,211	78,352
ZAIS Financial Corp. (b)	170	2,950

		7,039,750

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alexander & Baldwin, Inc. (a)	970	34,939
Altisource Residential Corp. (b)	565	12,984
AV Homes, Inc. (a)	250	4,365
Consolidated-Tomoka Land Co. (b)	170	6,543
Forest City Enterprises, Inc. (Class A) (a)	3,353	63,506
Forestar Group, Inc. (a)	715	15,394
Jones Lang LaSalle, Inc.	1,003	87,562
Kennedy-Wilson Holdings, Inc. (b)	1,118	20,750
Realogy Holdings Corp. (a)	2,643	113,702
Tejon Ranch Co. (a)	325	10,023
The Howard Hughes Corp. (a)	826	92,818
The St. Joe Co. (a)	1,443	28,312
Thomas Properties Group, Inc.	638	4,287

		495,185

ROAD & RAIL — 1.0%
AMERCO, Inc.	180	33,144
Arkansas Best Corp. (b)	563	14,452
Avis Budget Group, Inc. (a)	2,348	67,693
Celadon Group, Inc.	393	7,337
Con-way, Inc.	1,198	51,622
Genesee & Wyoming, Inc. (Class A) (a)	940	87,392
Heartland Express, Inc.	953	13,523

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Hertz Global Holdings, Inc. (a)	7,443	$164,937
J.B. Hunt Transport Services, Inc.	1,995	145,495
Knight Transportation, Inc. (b)	1,285	21,228
Landstar System, Inc.	993	55,588
Marten Transport, Ltd.	475	8,146
Old Dominion Freight Line, Inc. (a)	1,518	69,813
Patriot Transportation Holding, Inc. (a)(b)	165	5,582
Quality Distribution, Inc. (a)	486	4,491
Roadrunner Transportation Systems, Inc. (a)	405	11,437
Saia, Inc. (a)	570	17,773
Swift Transportation Co. (a)(b)	1,848	37,311
Universal Truckload Services, Inc.	70	1,866
Werner Enterprises, Inc. (b)	955	22,280
YRC Worldwide, Inc. (a)	250	4,220

		845,330

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	890	15,593
Advanced Micro Devices, Inc. (a)	13,400	50,920
Alpha & Omega Semiconductor, Ltd. (a)	405	3,406
Ambarella, Inc. (a)(b)	400	7,808
Amkor Technology, Inc. (a)(b)	1,353	5,804
Anadigics, Inc. (a)(b)	1,758	3,463
Applied Micro Circuits Corp. (a)(b)	1,438	18,550
Atmel Corp. (a)	9,150	68,076
ATMI, Inc. (a)	730	19,360
Avago Technologies, Ltd.	5,281	227,717
Axcelis Technologies, Inc. (a)	2,318	4,891
Brooks Automation, Inc.	1,443	13,434
Cabot Microelectronics Corp. (a)	475	18,297
Cavium, Inc. (a)(b)	1,125	46,350
CEVA, Inc. (a)	480	8,280
Cirrus Logic, Inc. (a)(b)	1,360	30,845
Cohu, Inc.	568	6,197
Cree, Inc. (a)(b)	2,606	156,855
Cypress Semiconductor Corp. (a)	3,111	29,057
Diodes, Inc. (a)	808	19,796
DSP Group, Inc. (a)	395	2,785
Entegris, Inc. (a)	2,953	29,973
Entropic Communications, Inc. (a)(b)	1,918	8,401
Exar Corp. (a)	795	10,661
Fairchild Semiconductor International, Inc. (a)	2,718	37,753
Formfactor, Inc. (a)	1,110	7,615
Freescale Semiconductor, Ltd. (a)	1,198	19,947
GSI Technology, Inc. (a)	390	2,742
GT Advanced Technologies, Inc. (a)(b)	2,556	21,752
Hittite Microwave Corp. (a)	730	47,705
Inphi Corp. (a)	560	7,521
Integrated Device Technology, Inc. (a)	2,793	26,310
Integrated Silicon Solution, Inc. (a)	550	5,989
Intermolecular, Inc. (a)(b)	408	2,248
International Rectifier Corp. (a)	1,528	37,848
Intersil Corp. (Class A)	2,718	30,523
IXYS Corp.	470	4,535
Kopin Corp. (a)	1,443	5,815
Lattice Semiconductor Corp. (a)	2,476	11,043
LTX-Credence Corp. (a)	1,045	6,876
M/A-COM Technology Solutions Holdings, Inc. (a)	245	4,170
Marvell Technology Group, Ltd.	8,480	97,520
Maxim Integrated Products, Inc.	6,239	185,922
MaxLinear, Inc. (Class A) (a)	475	3,938
Micrel, Inc.	950	8,654
Microsemi Corp. (a)(b)	2,003	48,573
Mindspeed Technologies, Inc. (a)(b)	968	2,943
MKS Instruments, Inc.	1,115	29,648
Monolithic Power Systems, Inc.	803	24,315
MoSys, Inc. (a)	1,048	3,899
Nanometrics, Inc. (a)(b)	475	7,657
NeoPhotonics Corp. (a)(b)	390	2,882
NVE Corp. (a)	75	3,828
OmniVision Technologies, Inc. (a)	1,110	16,994
ON Semiconductor Corp. (a)	9,654	70,474
PDF Solutions, Inc. (a)	565	12,006
Peregrine Semiconductor Corp. (a)(b)	558	5,005
Pericom Semiconductor Corp. (a)	473	3,689
Photronics, Inc. (a)	1,273	9,968
PLX Technology, Inc. (a)	955	5,749
PMC-Sierra, Inc. (a)	4,306	28,506
Power Integrations, Inc.	645	34,927
Rambus, Inc. (a)	2,403	22,588
RF Micro Devices, Inc. (a)	5,989	33,778
Rubicon Technology, Inc. (a)(b)	405	4,904
Rudolph Technologies, Inc. (a)(b)	725	8,265
Semtech Corp. (a)	1,438	43,126
Sigma Designs, Inc. (a)	635	3,550
Silicon Image, Inc. (a)	1,683	8,987
Silicon Laboratories, Inc. (a)	873	37,286
Skyworks Solutions, Inc. (a)	4,123	102,415
Spansion, Inc. (Class A) (a)(b)	1,043	10,524
SunEdison, Inc. (a)(b)	5,754	45,859
SunPower Corp. (a)	880	23,021
Supertex, Inc.	245	6,208
Synaptics, Inc. (a)(b)	725	32,103
Tessera Technologies, Inc.	1,118	21,633
TriQuint Semiconductor, Inc. (a)	3,421	27,813
Ultra Clean Holdings, Inc. (a)	468	3,234
Ultratech, Inc. (a)(b)	550	16,665
Veeco Instruments, Inc. (a)(b)	890	33,135
Volterra Semiconductor Corp. (a)	565	12,995

		2,192,097

SOFTWARE — 4.2%
Accelrys, Inc. (a)	1,200	11,832
ACI Worldwide, Inc. (a)(b)	885	47,843
Activision Blizzard, Inc.	9,207	153,481
Actuate Corp. (a)	1,045	7,681
Advent Software, Inc.	725	23,019
American Software, Inc. (Class A)	470	4,014
Ansys, Inc. (a)	1,989	172,088
Aspen Technology, Inc. (a)	1,998	69,031
AVG Technologies NV (a)	470	11,252
Blackbaud, Inc.	955	37,283
Bottomline Technologies, Inc. (a)(b)	798	22,248
BroadSoft, Inc. (a)(b)	650	23,420
Cadence Design Systems, Inc. (a)	6,047	81,634
Callidus Software, Inc. (a)(b)	798	7,318
CommVault Systems, Inc. (a)(b)	1,050	92,221
Compuware Corp.	4,529	50,725

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Comverse, Inc. (a)	480	$15,336
Concur Technologies, Inc. (a)(b)	1,059	117,019
Cyan, Inc. (a)(b)	155	1,558
Digimarc Corp.	165	3,333
Ebix, Inc. (b)	633	6,292
Ellie Mae, Inc. (a)(b)	560	17,926
EPIQ Systems, Inc.	630	8,329
ePlus, Inc.	80	4,134
FactSet Research Systems, Inc. (b)	958	104,518
Fair Isaac Corp.	808	44,666
FleetMatics Group PLC (a)	313	11,753
Fortinet, Inc. (a)	2,956	59,889
Gigamon, Inc. (a)	200	7,728
Glu Mobile, Inc. (a)(b)	1,193	3,328
Guidance Software, Inc. (a)(b)	310	2,812
Guidewire Software, Inc. (a)(b)	875	41,221
Imperva, Inc. (a)(b)	390	16,388
Infoblox, Inc. (a)(b)	1,128	47,173
Informatica Corp. (a)	2,355	91,774
Interactive Intelligence Group (a)	315	19,999
Jive Software, Inc. (a)	888	11,100
Manhattan Associates, Inc. (a)	395	37,703
Mentor Graphics Corp.	2,088	48,797
MICROS Systems, Inc. (a)(b)	1,672	83,500
MicroStrategy, Inc. (a)	150	15,564
Mitek Systems, Inc. (a)(b)	474	2,455
Model N, Inc. (a)	155	1,535
Monotype Imaging Holdings, Inc.	795	22,785
Netscout Systems, Inc. (a)	805	20,584
NetSuite, Inc. (a)(b)	744	80,307
Nuance Communications, Inc. (a)	5,597	104,636
Pegasystems, Inc.	405	16,123
Progress Software Corp. (a)	1,205	31,185
Proofpoint, Inc. (a)	483	15,514
PROS Holdings, Inc. (a)	480	16,411
PTC, Inc. (a)	2,524	71,757
QAD, Inc. (Class A)	170	2,319
QLIK Technologies, Inc. (a)	1,833	62,762
Quality Systems, Inc.	885	19,231
Qualys, Inc. (a)	320	6,845
Rally Software Development Corp. (a)	165	4,943
RealPage, Inc. (a)	1,050	24,318
Rosetta Stone, Inc. (a)	240	3,895
Rovi Corp. (a)	2,241	42,960
Sapiens International Corp. NV	410	2,481
SeaChange International, Inc. (a)	725	8,316
ServiceNow, Inc. (a)(b)	1,759	91,380
Silver Spring Networks, Inc. (a)	170	2,946
SolarWinds, Inc. (a)	1,449	50,802
Solera Holdings, Inc.	1,459	77,137
Sourcefire, Inc. (a)	733	55,649
Splunk, Inc. (a)	2,250	135,090
SS&C Technologies Holdings, Inc. (a)	1,288	49,073
Synchronoss Technologies, Inc. (a)(b)	645	24,549
Synopsys, Inc. (a)	3,351	126,333
Tableau Software, Inc. (Class A) (a)	250	17,810
Take-Two Interactive Software, Inc. (a)	1,763	32,016
Tangoe, Inc. (a)	635	15,151
TeleCommunication Systems, Inc. (Class A), (Class A) (a)	1,045	2,571
TeleNav, Inc. (a)	405	2,365
TIBCO Software, Inc. (a)	3,565	91,228
TiVo, Inc. (a)	2,721	33,849
Tyler Technologies, Inc. (a)	730	63,853
Ultimate Software Group, Inc. (a)	550	81,070
Vasco Data Security International (a)	645	5,089
Verint Systems, Inc. (a)	1,118	41,433
VirnetX Holding Corp. (a)(b)	873	17,809
VMware, Inc. (Class A) (a)	1,843	149,099
Vringo, Inc. (a)(b)	1,440	4,147
Workday, Inc. (Class A) (a)(b)	800	64,744
Zynga, Inc. (Class A) (a)(b)	12,366	45,507

		3,478,992

SPECIALTY RETAIL — 3.3%
Aaron’s, Inc.	1,591	44,071
Advance Auto Parts, Inc.	1,552	128,319
Aeropostale, Inc. (a)(b)	1,678	15,773
America’s Car-Mart, Inc. (a)	155	6,992
American Eagle Outfitters, Inc.	4,108	57,471
ANN, Inc. (a)	1,048	37,959
Asbury Automotive Group, Inc. (a)	633	33,676
Ascena Retail Group, Inc. (a)	2,706	53,931
Barnes & Noble, Inc. (a)(b)	883	11,426
bebe stores, inc.	713	4,342
Big 5 Sporting Goods Corp.	410	6,593
Body Central Corp. (a)	310	1,891
Brown Shoe Co., Inc.	968	22,719
Cabela’s, Inc. (a)(b)	1,077	67,883
Chico’s FAS, Inc.	3,481	57,994
Christopher & Banks Corp. (a)	805	5,804
Citi Trends, Inc. (a)	313	5,471
Conn’s, Inc. (a)(b)	480	24,019
CST Brands, Inc. (b)	1,278	38,084
Destination Maternity Corp.	328	10,430
Destination XL Group, Inc. (a)	875	5,661
Dick’s Sporting Goods, Inc.	2,178	116,262
DSW, Inc. (Class A)	729	62,198
Express, Inc. (a)	1,843	43,476
Five Below, Inc. (a)	725	31,719
Foot Locker, Inc.	3,233	109,728
Francesca’s Holdings Corp. (a)(b)	965	17,988
Genesco, Inc. (a)(b)	570	37,381
GNC Holdings, Inc. (Class A)	2,110	115,269
Group 1 Automotive, Inc. (b)	485	37,675
Guess?, Inc. (b)	1,284	38,327
Haverty Furniture Cos., Inc.	395	9,689
hhgregg, Inc. (a)	230	4,119
Hibbett Sports, Inc. (a)(b)	560	31,444
Jos. A. Bank Clothiers, Inc. (a)	650	28,574
Kirkland’s, Inc. (a)	325	5,993
Lithia Motors, Inc. (Class A)	480	35,021
Lumber Liquidators Holdings, Inc. (a)(b)	553	58,977
MarineMax, Inc. (a)	475	5,795
Mattress Firm Holding Corp. (a)(b)	330	10,494
Monro Muffler Brake, Inc.	633	29,428
Murphy USA, Inc. (a)	1,000	40,390
New York & Co., Inc. (a)	645	3,728
Office Depot, Inc. (a)(b)	5,281	25,507
OfficeMax, Inc.	1,833	23,444
Pacific Sunwear of California, Inc. (a)	953	2,859
Penske Automotive Group, Inc.	873	37,303
Pep Boys-Manny, Moe & Jack (a)	1,115	13,904

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Pier 1 Imports, Inc. (b)	1,993	$38,903
RadioShack Corp. (a)	2,161	7,369
Rent-A-Center, Inc. (b)	1,190	45,339
Restoration Hardware Holdings, Inc. (a)(b)	405	25,657
Rue21, Inc. (a)(b)	320	12,909
Sally Beauty Holdings, Inc. (a)	3,627	94,882
Sears Hometown and Outlet Stores, Inc. (a)	155	4,921
Select Comfort Corp. (a)(b)	1,201	29,244
Shoe Carnival, Inc.	320	8,643
Signet Jewelers, Ltd.	1,735	124,313
Sonic Automotive, Inc. (Class A) (b)	790	18,802
Stage Stores, Inc. (b)	725	13,920
Stein Mart, Inc.	550	7,546
Systemax, Inc.	240	2,225
The Buckle, Inc. (b)	650	35,133
The Cato Corp. (Class A)	553	15,473
The Children’s Place Retail Stores, Inc. (a)	475	27,484
The Finish Line, Inc. (Class A)	1,035	25,740
The Men’s Wearhouse, Inc.	1,130	38,477
The Wet Seal, Inc. (Class A) (a)(b)	1,923	7,557
Tile Shop Holdings, Inc. (a)(b)	400	11,796
Tilly’s, Inc. (Class A) (a)	245	3,555
Tractor Supply Co.	2,944	197,749
Trans World Entertainment Corp.	227	1,051
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,364	162,943
Vitamin Shoppe, Inc. (a)	638	27,913
West Marine, Inc. (a)	410	5,002
Williams-Sonoma, Inc. (b)	2,175	122,235
Winmark Corp. (b)	90	6,634
Zale Corp. (a)	725	11,020
Zumiez, Inc. (a)(b)	485	13,355

		2,764,991

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
American Apparel, Inc. (a)(b)	1,188	1,544
Carter’s, Inc.	1,326	100,630
Columbia Sportswear Co. (b)	330	19,876
Crocs, Inc. (a)	1,928	26,240
Culp, Inc.	155	2,900
Deckers Outdoor Corp. (a)(b)	715	47,133
Fifth & Pacific Cos., Inc. (a)	2,558	64,282
G-III Apparel Group, Ltd. (a)	410	22,382
Hanesbrands, Inc.	2,105	131,163
Iconix Brand Group, Inc. (a)	1,193	39,631
Maidenform Brands, Inc. (a)	475	11,158
Michael Kors Holdings, Ltd. (a)	4,421	329,453
Movado Group, Inc.	405	17,719
Oxford Industries, Inc. (b)	328	22,297
Perry Ellis International, Inc.	235	4,427
Quiksilver, Inc. (a)	2,786	19,586
RG Barry Corp.	245	4,633
Skechers U.S.A., Inc. (a)	793	24,670
Steven Madden, Ltd. (a)	885	47,640
The Jones Group, Inc.	1,668	25,037
Tumi Holdings, Inc. (a)(b)	1,043	21,016
Under Armour, Inc. (Class A) (a)	1,862	147,936
Unifi, Inc. (a)	320	7,475
Vera Bradley, Inc. (a)(b)	485	9,972
Wolverine World Wide, Inc. (b)	1,130	65,800

		1,214,600

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	1,928	23,984
Banc of California, Inc. (b)	328	4,536
Bank Mutual Corp.	950	5,957
BankFinancial Corp.	483	4,308
BBX Capital Corp. (Class A) (a)	160	2,299
Beneficial Mutual Bancorp, Inc. (a)(b)	730	7,278
Berkshire Hills Bancorp, Inc.	565	14,187
BofI Holding, Inc. (a)(b)	235	15,242
Brookline Bancorp, Inc.	1,523	14,331
Capitol Federal Financial, Inc.	3,201	39,788
Charter Financial Corp.	478	5,162
Clifton Savings Bancorp, Inc.	155	1,920
Dime Community Bancshares	730	12,155
Doral Financial Corp. (a)(b)	165	3,148
ESB Financial Corp.	230	2,933
ESSA Bancorp, Inc.	150	1,563
EverBank Financial Corp. (b)	1,768	26,485
Federal Agricultural Mortgage Corp. (Class C)	245	8,178
First Defiance Financial Corp.	248	5,801
First Federal Bancshares of Arkansas, Inc. (a)	62	580
First Financial Northwest, Inc. (b)	314	3,275
Flagstar Bancorp, Inc. (a)	395	5,830
Fox Chase Bancorp, Inc.	235	4,089
Franklin Financial Corp.	243	4,607
Hingham Institution for Savings	29	2,027
Home Bancorp, Inc. (a)	165	2,980
Home Loan Servicing Solutions, Ltd.	1,515	33,345
HomeStreet, Inc. (b)	230	4,439
Kearny Financial Corp. (a)	325	3,322
Meridian Interstate Bancorp, Inc. (a)	155	3,378
Meta Financial Group, Inc.	70	2,660
MGIC Investment Corp. (a)(b)	6,857	49,919
NASB Financial, Inc. (a)	89	2,441
Nationstar Mortgage Holdings, Inc. (a)(b)	457	25,697
New York Community Bancorp, Inc. (b)	9,533	144,044
Northfield Bancorp, Inc. (b)	1,188	14,422
Northwest Bancshares, Inc.	1,998	26,414
OceanFirst Financial Corp.	325	5,496
Ocwen Financial Corp. (a)	2,245	125,204
Oritani Financial Corp.	953	15,686
PennyMac Financial Services, Inc. (Class A) (a)	230	4,322
Provident Financial Holdings, Inc.	150	2,492
Provident Financial Services, Inc.	1,280	20,749
Provident New York Bancorp (b)	963	10,487
Radian Group, Inc. (b)	3,671	51,137
Rockville Financial, Inc.	553	7,189
Roma Financial Corp. (a)(b)	160	2,974
Territorial Bancorp, Inc.	245	5,383
TFS Financial Corp. (a)	1,711	20,481
Tree.com, Inc.	165	4,333
TrustCo Bank Corp. NY	1,993	11,878
United Community Financial Corp. (a)(b)	888	3,454
United Financial Bancorp, Inc.	395	6,387

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Walker & Dunlop, Inc. (a)(b)	310	$4,932
Washington Federal, Inc.	2,243	46,385
Waterstone Financial, Inc. (a)(b)	160	1,624
Westfield Financial, Inc.	398	2,810
WSFS Financial Corp.	160	9,640

		895,767

TOBACCO — 0.2%
Alliance One International, Inc. (a)	1,828	5,319
United Rentals, Inc. (a)(b)	2,089	121,768
Universal Corp. (b)	475	24,192
Vector Group, Ltd. (b)	1,341	21,590

		172,869

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aceto Corp.	553	8,638
Air Lease Corp. (b)	1,556	43,039
Aircastle, Ltd.	1,433	24,949
Applied Industrial Technologies, Inc.	875	45,063
Beacon Roofing Supply, Inc. (a)	1,038	38,271
BlueLinx Holdings, Inc. (a)(b)	721	1,406
CAI International, Inc. (a)	408	9,494
DXP Enterprises, Inc. (a)(b)	250	19,743
Edgen Group, Inc. (a)(b)	410	3,116
GATX Corp.	1,011	48,043
H&E Equipment Services, Inc. (a)	640	16,998
HD Supply Holdings, Inc. (a)	1,300	28,561
Houston Wire & Cable Co.	405	5,455
Kaman Corp. (b)	555	21,012
MRC Global, Inc. (a)	1,788	47,918
MSC Industrial Direct Co., Inc. (Class A)	1,001	81,431
Rush Enterprises, Inc. (Class A), (Class A) (a)(b)	715	18,955
TAL International Group, Inc. (b)	718	33,552
Textainer Group Holdings, Ltd. (b)	422	15,981
Titan Machinery, Inc. (a)(b)	408	6,557
Watsco, Inc.	572	53,922
WESCO International, Inc. (a)(b)	985	75,382

		647,486

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	880	18,418

WATER UTILITIES — 0.4%
American States Water Co.	790	21,773
American Water Works Co., Inc.	3,832	158,185
Aqua America, Inc.	3,859	95,433
Artesian Resources Corp. (Class A), (Class A)	160	3,560
California Water Service Group	1,045	21,235
Connecticut Water Service, Inc. (b)	240	7,718
Consolidated Water Co., Ltd.	320	4,790
Middlesex Water Co.	315	6,738
Pure Cycle Corp. (a)(b)	408	1,885
SJW Corp.	315	8,826
York Water Co. (b)	230	4,616

		334,759

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)(b)	400	2,800
Leap Wireless International, Inc. (a)(b)	1,110	17,527
NII Holdings, Inc. (a)(b)	3,676	22,313
NTELOS Holdings Corp. (b)	320	6,016
SBA Communications Corp. (Class A) (a)	2,816	226,575
Shenandoah Telecommunications Co.	470	11,327
Sprint Corp. (a)(b)	18,156	112,749
T-Mobile US, Inc. (a)	3,685	95,699
Telephone & Data Systems, Inc.	2,028	59,927
US Cellular Corp.	269	12,248
USA Mobility, Inc.	485	6,868

		574,049

TOTAL COMMON STOCKS —
(Cost $68,518,808)		83,293,434

RIGHTS — 0.0% (c)
INTERNET SOFTWARE & SERVICES — 0.0% (c)
Unwired Planet, Inc. (expired 9/9/13) (a) (Cost $0)	2,106	11

WARRANTS — 0.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
Tejon Ranch Co. (a) (Cost $285)	48	132

SHORT TERM INVESTMENTS — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,345,928	9,345,928
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	148,522	148,522

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,494,450)		9,494,450

TOTAL INVESTMENTS — 111.0% (g)
(Cost $78,013,543)		92,788,027
OTHER ASSETS & LIABILITIES — (11.0)%		(9,202,196)

NET ASSETS — 100.0%		$83,585,831

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
BE Aerospace, Inc. (a)	15,841	$1,169,383
Triumph Group, Inc.	5,105	358,473

		1,527,856

AIRLINES — 0.6%
Alaska Air Group, Inc.	11,332	709,610

AUTO COMPONENTS — 0.5%
Gentex Corp.	23,477	600,776

AUTOMOBILES — 0.4%
Thor Industries, Inc.	7,208	418,352

BIOTECHNOLOGY — 0.9%
Cubist Pharmaceuticals, Inc. (a)	6,400	406,720
United Therapeutics Corp. (a)	7,447	587,196

		993,916

BUILDING PRODUCTS — 1.5%
Fortune Brands Home & Security, Inc.	26,788	1,115,184
Lennox International, Inc.	7,407	557,451

		1,672,635

CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc. (a)	8,486	1,549,883
Eaton Vance Corp.	19,726	765,960
Greenhill & Co., Inc.	2,218	110,634
Raymond James Financial, Inc.	11,622	484,289
SEI Investments Co.	13,631	421,334
Waddell & Reed Financial, Inc. (Class A)	13,910	716,087

		4,048,187

CHEMICALS — 2.7%
Albemarle Corp.	7,967	501,443
Ashland, Inc.	5,976	552,661
Cytec Industries, Inc.	3,507	285,330
NewMarket Corp. (b)	1,875	539,831
RPM International, Inc.	10,587	383,249
Valspar Corp.	13,065	828,713

		3,091,227

COMMERCIAL BANKS — 2.9%
Cathay General Bancorp	11,550	269,924
City National Corp. (b)	7,693	512,815
First Horizon National Corp.	18,745	206,008
Fulton Financial Corp.	17,230	201,246
Signature Bank (a)	7,618	697,199
SVB Financial Group (a)	7,366	636,202
Synovus Financial Corp.	158,913	524,413
Webster Financial Corp.	7,793	198,955

		3,246,762

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. (a)(b)	8,933	524,010
Copart, Inc. (a)	18,140	576,670
Deluxe Corp.	3,439	143,269
Herman Miller, Inc.	4,083	119,142
Mine Safety Appliances Co.	2,234	115,297
Rollins, Inc.	5,773	153,042
Waste Connections, Inc.	10,219	464,045

		2,095,475

COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)(b)	16,764	418,765
InterDigital, Inc. (b)	6,469	241,488
Plantronics, Inc.	4,269	196,587
Riverbed Technology, Inc. (a)	26,641	388,692

		1,245,532

COMPUTERS & PERIPHERALS — 1.3%
3D Systems Corp. (a)(b)	15,325	827,397
NCR Corp. (a)	17,768	703,790

		1,531,187

CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	7,995	580,037
Martin Marietta Materials, Inc. (b)	3,630	356,357

		936,394

CONTAINERS & PACKAGING — 0.9%
Packaging Corp. of America	15,943	910,186
Silgan Holdings, Inc.	3,459	162,573

		1,072,759

DISTRIBUTORS — 1.4%
LKQ Corp. (a)	48,422	1,542,725

DIVERSIFIED CONSUMER SERVICES — 0.9%
Service Corp. International	34,420	640,901
Sotheby’s	7,317	359,484

		1,000,385

DIVERSIFIED FINANCIAL SERVICES — 0.8%
CBOE Holdings, Inc.	8,582	388,164
MSCI, Inc. (Class A) (a)	11,796	474,907

		863,071

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, Inc. (a)	23,603	704,904

ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	6,579	148,883

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (b)	4,270	392,925
Hubbell, Inc. (Class B)	5,064	530,403
Regal-Beloit Corp.	3,893	264,452

		1,187,780

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Itron, Inc. (a)(b)	6,195	265,332
Mettler-Toledo International, Inc. (a)	4,847	1,163,716
National Instruments Corp.	15,764	487,580
Trimble Navigation, Ltd. (a)	41,476	1,232,252

		3,148,880

ENERGY EQUIPMENT & SERVICES — 2.2%
CARBO Ceramics, Inc. (b)	1,549	153,521
Dresser-Rand Group, Inc. (a)	5,587	348,629
Dril-Quip, Inc. (a)	3,266	374,773
Oceaneering International, Inc.	10,150	824,586
Oil States International, Inc. (a)	5,162	534,061
Patterson-UTI Energy, Inc.	11,790	252,070

		2,487,640

FOOD & STAPLES RETAILING — 0.3%
SUPERVALU, Inc. (a)	14,323	117,878

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

United Natural Foods, Inc. (a)	3,869	$260,074

		377,952

FOOD PRODUCTS — 2.3%
Flowers Foods, Inc.	13,958	299,260
Green Mountain Coffee Roasters, Inc. (a)(b)	13,831	1,041,889
Ingredion, Inc.	12,593	833,279
Lancaster Colony Corp.	1,407	110,154
Tootsie Roll Industries, Inc. (b)	1,732	53,380
WhiteWave Foods Co. (Class A) (a)	13,388	267,358

		2,605,320

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Hologic, Inc. (a)	23,323	481,620
IDEXX Laboratories, Inc. (a)(b)	8,500	847,025
Masimo Corp. (b)	4,549	121,185
ResMed, Inc. (b)	22,919	1,210,582
The Cooper Cos., Inc.	7,912	1,026,107
Thoratec Corp. (a)	9,392	350,228

		4,036,747

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Henry Schein, Inc. (a)	8,281	858,740
HMS Holdings Corp. (a)	14,259	306,711
MEDNAX, Inc. (a)	4,242	425,897

		1,591,348

HOTELS, RESTAURANTS & LEISURE — 2.1%
Bally Technologies, Inc. (a)(b)	6,281	452,609
Bob Evans Farms, Inc.	4,368	250,155
Brinker International, Inc. (b)	7,185	291,208
Domino’s Pizza, Inc.	5,403	367,134
Life Time Fitness, Inc. (a)(b)	2,896	149,057
Panera Bread Co. (Class A) (a)	4,502	713,702
The Cheesecake Factory, Inc. (b)	4,381	192,545

		2,416,410

HOUSEHOLD DURABLES — 3.6%
Jarden Corp. (a)	19,043	921,681
KB Home (b)	13,525	243,721
M.D.C. Holdings, Inc.	6,176	185,342
Mohawk Industries, Inc. (a)	6,324	823,701
NVR, Inc. (a)	425	390,656
Tempur Sealy International, Inc. (a)(b)	5,613	246,747
Toll Brothers, Inc. (a)	24,672	800,113
Tupperware Brands Corp.	4,941	426,754

		4,038,715

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	12,760	766,238

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	5,990	421,037

INSURANCE — 2.0%
Alleghany Corp. (a)	1,417	580,474
Arthur J. Gallagher & Co.	10,819	472,249
Brown & Brown, Inc.	10,589	339,907
Fidelity National Financial, Inc. (Class A)	19,283	512,928
First American Financial Corp.	17,040	414,924

		2,320,482

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	5,459	292,712

INTERNET SOFTWARE & SERVICES — 2.5%
AOL, Inc. (a)	5,249	181,510
Equinix, Inc. (a)(b)	7,914	1,453,406
Rackspace Hosting, Inc. (a)(b)	18,349	968,093
ValueClick, Inc. (a)(b)	11,290	235,397

		2,838,406

IT SERVICES — 5.2%
Acxiom Corp. (a)	7,394	209,916
Alliance Data Systems Corp. (a)(b)	7,826	1,654,964
Broadridge Financial Solutions, Inc.	8,957	284,385
CoreLogic, Inc. (a)	15,504	419,383
Gartner, Inc. (a)	14,982	898,920
Global Payments, Inc.	6,325	323,081
Jack Henry & Associates, Inc.	8,562	441,885
Lender Processing Services, Inc.	6,940	230,894
NeuStar, Inc. (Class A) (a)	10,336	511,425
Science Applications International Corp. (a)	4,600	155,250
VeriFone Systems, Inc. (a)	8,427	192,641
WEX, Inc. (a)	6,265	549,754

		5,872,498

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Polaris Industries, Inc. (b)	10,351	1,337,142

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Charles River Laboratories International, Inc. (a)	7,995	369,849
Covance, Inc. (a)	5,449	471,120
Techne Corp.	2,872	229,932

		1,070,901

MACHINERY — 6.0%
CLARCOR, Inc.	3,431	190,523
Donaldson Co., Inc.	13,404	511,094
Graco, Inc.	9,902	733,342
IDEX Corp.	8,855	577,789
ITT Corp.	6,777	243,633
Lincoln Electric Holdings, Inc.	13,321	887,445
Nordson Corp.	9,749	717,819
Terex Corp. (a)	18,046	606,346
Timken Co.	12,924	780,610
Valmont Industries, Inc.	4,354	604,814
Wabtec Corp.	15,557	978,069

		6,831,484

MARINE — 0.4%
Kirby Corp. (a)(b)	5,099	441,318

MEDIA — 1.5%
AMC Networks, Inc. (Class A) (a)	9,664	661,791
Cinemark Holdings, Inc.	16,900	536,406
Lamar Advertising Co. (Class A) (a)	10,602	498,612

		1,696,809

METALS & MINING — 1.2%
Carpenter Technology Corp. (b)	5,965	346,626
Compass Minerals International, Inc.	2,301	175,497
Royal Gold, Inc.	10,531	512,438
Worthington Industries, Inc.	8,385	288,696

		1,323,257

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	4,622	$210,440

OIL, GAS & CONSUMABLE FUELS — 2.4%
Cimarex Energy Co.	6,038	582,063
HollyFrontier Corp.	32,246	1,357,879
Rosetta Resources, Inc. (a)	5,728	311,947
SM Energy Co.	6,331	488,690

		2,740,579

PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp. (a)	22,791	400,894

PHARMACEUTICALS — 1.3%
Endo Health Solutions, Inc. (a)	9,848	447,493
Mallinckrodt PLC (a)	9,265	408,494
Salix Pharmaceuticals, Ltd. (a)	9,986	667,864

		1,523,851

PROFESSIONAL SERVICES — 0.2%
The Corporate Executive Board Co.	3,062	222,362

REAL ESTATE INVESTMENT TRUSTS — 8.1%
American Campus Communities, Inc.	7,947	271,390
BRE Properties, Inc.	4,962	251,871
Camden Property Trust	6,942	426,516
Corporate Office Properties Trust	5,593	129,198
Corrections Corp. of America	18,784	648,987
Duke Realty Corp.	23,752	366,731
Equity One, Inc.	4,268	93,298
Essex Property Trust, Inc.	3,023	446,497
Extra Space Storage, Inc.	17,222	787,906
Federal Realty Investment Trust	6,090	617,831
Highwoods Properties, Inc.	8,806	310,940
Home Properties, Inc.	4,170	240,818
Kilroy Realty Corp.	6,225	310,939
National Retail Properties, Inc.	9,205	292,903
OMEGA Healthcare Investors, Inc.	19,041	568,755
Potlatch Corp.	3,631	144,078
Rayonier, Inc.	12,497	695,458
Realty Income Corp.	18,118	720,191
Regency Centers Corp.	8,361	404,254
Senior Housing Properties Trust	15,284	356,729
Taubman Centers, Inc.	6,100	410,591
UDR, Inc.	17,156	406,597
Weingarten Realty Investors	8,636	253,294

		9,155,772

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	7,153	624,457

ROAD & RAIL — 1.5%
Genesee & Wyoming, Inc. (Class A) (a)	4,214	391,776
J.B. Hunt Transport Services, Inc.	14,827	1,081,333
Landstar System, Inc.	4,451	249,167

		1,722,276

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Atmel Corp. (a)	69,435	516,596
Cree, Inc. (a)(b)	19,414	1,168,529
Cypress Semiconductor Corp. (a)(b)	10,072	94,072
Integrated Device Technology, Inc. (a)	12,295	115,819
RF Micro Devices, Inc. (a)	20,120	113,477
Semtech Corp. (a)	11,034	330,910
Silicon Laboratories, Inc. (a)	3,260	139,235
Skyworks Solutions, Inc. (a)	30,067	746,864

		3,225,502

SOFTWARE — 6.0%
ACI Worldwide, Inc. (a)	6,276	339,280
Advent Software, Inc.	3,356	106,553
Ansys, Inc. (a)	9,549	826,179
Cadence Design Systems, Inc. (a)	46,158	623,133
CommVault Systems, Inc. (a)	7,161	628,951
Concur Technologies, Inc. (a)(b)	7,588	838,474
FactSet Research Systems, Inc. (b)	3,703	403,997
Fair Isaac Corp.	5,632	311,337
Mentor Graphics Corp.	15,686	366,582
MICROS Systems, Inc. (a)(b)	5,924	295,845
PTC, Inc. (a)	8,665	246,346
SolarWinds, Inc. (a)	10,686	374,651
Solera Holdings, Inc.	7,001	370,143
Synopsys, Inc. (a)	13,284	500,807
TIBCO Software, Inc. (a)	24,535	627,851

		6,860,129

SPECIALTY RETAIL — 6.4%
Advance Auto Parts, Inc.	6,186	511,459
American Eagle Outfitters, Inc.	27,556	385,509
ANN, Inc. (a)	7,420	268,752
Ascena Retail Group, Inc. (a)	20,677	412,093
Cabela’s, Inc. (a)(b)	7,591	478,461
Chico’s FAS, Inc.	25,535	425,413
CST Brands, Inc. (b)	4,695	139,911
Dick’s Sporting Goods, Inc.	16,448	877,994
Foot Locker, Inc.	23,960	813,202
Murphy USA, Inc. (a)	3,600	145,404
Office Depot, Inc. (a)(b)	20,612	99,556
Signet Jewelers, Ltd.	6,042	432,909
Tractor Supply Co.	22,508	1,511,862
Williams-Sonoma, Inc. (b)	14,439	811,472

		7,313,997

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Carter’s, Inc. (b)	9,592	727,937
Hanesbrands, Inc.	15,932	992,723
Under Armour, Inc. (Class A) (a)	12,936	1,027,765

		2,748,425

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	16,388	338,904

TOBACCO — 0.5%
United Rentals, Inc. (a)(b)	10,426	607,731

TRADING COMPANIES & DISTRIBUTORS — 0.8%
MSC Industrial Direct Co., Inc. (Class A)	7,769	632,008
Watsco, Inc.	2,672	251,890

		883,898

WATER UTILITIES — 0.3%
Aqua America, Inc.	15,440	381,832

TOTAL COMMON STOCKS —
(Cost $95,871,395)		113,514,761

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,660,164	$7,660,164
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	274,448	274,448

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,934,612)		7,934,612

TOTAL INVESTMENTS — 106.9% (f)
(Cost $103,806,007)		121,449,373
OTHER ASSETS & LIABILITIES — (6.9)%		(7,867,262)

NET ASSETS — 100.0%		$113,582,111

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.9%
Alliant Techsystems, Inc.	2,783	$271,510
Esterline Technologies Corp. (a)	2,731	218,180
Exelis, Inc.	16,428	258,084
Huntington Ingalls Industries, Inc.	4,381	295,279
Triumph Group, Inc.	1,869	131,241

		1,174,294

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc. (b)	7,983	120,623

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	18,947	126,187

BIOTECHNOLOGY — 0.2%
Cubist Pharmaceuticals, Inc. (a)	2,300	146,165

CAPITAL MARKETS — 1.4%
Apollo Investment Corp. (b)	19,638	160,050
Federated Investors, Inc. (Class B) (b)	8,217	223,174
Greenhill & Co., Inc. (b)	1,036	51,675
Janus Capital Group, Inc. (b)	13,074	111,260
Raymond James Financial, Inc.	4,522	188,432
SEI Investments Co.	5,306	164,008

		898,599

CHEMICALS — 2.9%
Albemarle Corp. (b)	2,840	178,750
Ashland, Inc.	2,993	276,793
Cabot Corp.	5,155	220,170
Cytec Industries, Inc.	1,272	103,490
Intrepid Potash, Inc. (b)	4,694	73,602
Minerals Technologies, Inc.	3,064	151,270
Olin Corp. (b)	7,019	161,928
RPM International, Inc.	5,926	214,521
Sensient Technologies Corp. (b)	4,360	208,800
The Scotts Miracle-Gro Co. (Class A) (b)	3,879	213,461

		1,802,785

COMMERCIAL BANKS — 6.1%
Associated Banc-Corp. (b)	14,493	224,496
BancorpSouth, Inc. (b)	7,299	145,542
Bank of Hawaii Corp. (b)	3,913	213,063
Commerce Bancshares, Inc. (b)	6,736	295,104
Cullen/Frost Bankers, Inc. (b)	4,542	320,438
East West Bancorp, Inc.	12,001	383,432
First Horizon National Corp. (b)	10,716	117,769
First Niagara Financial Group, Inc.	30,841	319,821
FirstMerit Corp.	14,390	312,407
Fulton Financial Corp. (b)	7,479	87,355
Hancock Holding Co.	7,112	223,174
International Bancshares Corp.	5,079	109,859
Prosperity Bancshares, Inc. (b)	4,946	305,861
TCF Financial Corp.	14,295	204,133
Trustmark Corp. (b)	5,872	150,323
Valley National Bancorp (b)	17,381	172,941
Webster Financial Corp.	3,552	90,682
Westamerica Bancorporation (b)	2,293	114,054

		3,790,454

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Deluxe Corp. (b)	2,457	102,359
Herman Miller, Inc.	2,868	83,688
HNI Corp. (b)	3,930	142,187
Mine Safety Appliances Co.	1,505	77,673
R.R. Donnelley & Sons Co. (b)	15,803	249,688
Rollins, Inc.	2,530	67,070
The Brink’s Co.	4,180	118,294
Waste Connections, Inc. (b)	5,278	239,674

		1,080,633

COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc. (b)	5,058	134,745
Plantronics, Inc.	1,503	69,213
Polycom, Inc. (a)(b)	14,818	161,813

		365,771

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc. (b)	5,548	162,889
Lexmark International, Inc. (Class A) (b)	5,410	178,530
NCR Corp. (a)	4,893	193,812

		535,231

CONSTRUCTION & ENGINEERING — 1.8%
Aecom Technology Corp. (a)	8,829	276,083
Granite Construction, Inc. (b)	3,114	95,289
KBR, Inc.	12,938	422,296
URS Corp.	6,507	349,751

		1,143,419

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,053	201,543

CONTAINERS & PACKAGING — 2.5%
AptarGroup, Inc. (b)	5,803	348,935
Greif, Inc. (Class A) (b)	2,679	131,351
Rock-Tenn Co. (Class A)	6,325	640,533
Silgan Holdings, Inc.	1,976	92,872
Sonoco Products Co. (b)	8,732	340,024

		1,553,715

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Group, Inc. (Class A) (a)	8,658	180,173
DeVry, Inc. (b)	4,946	151,150
Matthews International Corp. (Class A) (b)	2,346	89,335
Regis Corp. (b)	3,826	56,166
Sotheby’s	2,024	99,439

		576,263

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	3,068	138,766
MSCI, Inc. (Class A) (a)(b)	4,239	170,662

		309,428

ELECTRIC UTILITIES — 4.0%
Cleco Corp.	5,232	234,603
Great Plains Energy, Inc.	13,444	298,457
Hawaiian Electric Industries, Inc. (b)	8,652	217,165
IDACORP, Inc. (b)	4,383	212,137
NV Energy, Inc.	20,533	484,784
OGE Energy Corp.	17,331	625,476
PNM Resources, Inc.	3,342	75,629
Westar Energy, Inc. (b)	11,084	339,725

		2,487,976

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	1,423	$130,944
General Cable Corp. (b)	4,353	138,208
Hubbell, Inc. (Class B)	1,964	205,709
Regal-Beloit Corp. (b)	1,861	126,418

		601,279

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Arrow Electronics, Inc. (a)	8,752	424,735
Avnet, Inc. (b)	11,981	499,727
Ingram Micro, Inc. (Class A) (a)	13,354	307,810
Tech Data Corp. (a)	3,308	165,102
Vishay Intertechnology, Inc. (a)(b)	11,557	148,970

		1,546,344

ENERGY EQUIPMENT & SERVICES — 4.0%
Atwood Oceanics, Inc. (a)(b)	5,037	277,236
CARBO Ceramics, Inc. (b)	897	88,902
Dresser-Rand Group, Inc. (a)	3,664	228,634
Dril-Quip, Inc. (a)	1,798	206,320
Helix Energy Solutions Group, Inc. (a)	8,574	217,522
Oceaneering International, Inc.	3,982	323,498
Oil States International, Inc. (a)	2,024	209,403
Patterson-UTI Energy, Inc. (b)	6,248	133,582
Superior Energy Services, Inc. (a)	13,895	347,931
Tidewater, Inc.	4,314	255,777
Unit Corp. (a)(b)	3,822	177,685

		2,466,490

FOOD & STAPLES RETAILING — 0.7%
Harris Teeter Supermarkets, Inc. (b)	4,324	212,698
SUPERVALU, Inc. (a)(b)	9,400	77,362
United Natural Foods, Inc. (a)	2,166	145,598

		435,658

FOOD PRODUCTS — 2.1%
Dean Foods Co. (a)	8,153	157,353
Flowers Foods, Inc.	7,692	164,916
Green Mountain Coffee Roasters, Inc. (a)(b)	4,015	302,450
Hillshire Brands Co. (b)	10,685	328,457
Lancaster Colony Corp. (b)	907	71,009
Post Holdings, Inc. (a)	2,855	115,256
Tootsie Roll Industries, Inc. (b)	907	27,954
WhiteWave Foods Co. (Class A) (a)	7,705	153,869

		1,321,264

GAS UTILITIES — 2.8%
Atmos Energy Corp. (b)	7,908	336,802
National Fuel Gas Co. (b)	7,285	500,917
Questar Corp.	15,219	342,275
UGI Corp.	9,993	391,026
WGL Holdings, Inc. (b)	4,531	193,519

		1,764,539

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Hill-Rom Holdings, Inc.	5,071	181,694
Hologic, Inc. (a)(b)	11,125	229,731
Masimo Corp. (b)	1,977	52,667
STERIS Corp.	5,105	219,311
Teleflex, Inc. (b)	3,599	296,126

		979,529

HEALTH CARE PROVIDERS & SERVICES — 5.4%
Community Health Systems, Inc.	8,262	342,873
Health Management Associates, Inc. (Class A) (a)	22,712	290,714
Health Net, Inc. (a)	6,944	220,125
Henry Schein, Inc. (a)(b)	3,152	326,862
LifePoint Hospitals, Inc. (a)	4,192	195,473
MEDNAX, Inc. (a)(b)	2,115	212,346
Omnicare, Inc. (b)	9,050	502,275
Owens & Minor, Inc. (b)	5,556	192,182
Universal Health Services, Inc. (Class B)	7,857	589,196
VCA Antech, Inc. (a)	7,754	212,925
WellCare Health Plans, Inc. (a)	3,814	265,988

		3,350,959

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	13,771	204,775

HOTELS, RESTAURANTS & LEISURE — 1.4%
Brinker International, Inc. (b)	1,797	72,833
Domino’s Pizza, Inc. (b)	1,941	131,891
International Speedway Corp. (Class A)	2,441	78,844
Life Time Fitness, Inc. (a)(b)	1,841	94,756
Scientific Games Corp. (Class A) (a)	4,267	68,997
The Cheesecake Factory, Inc. (b)	1,875	82,406
The Wendy’s Co. (b)	24,703	209,482
WMS Industries, Inc. (a)	4,797	124,482

		863,691

HOUSEHOLD DURABLES — 1.0%
Mohawk Industries, Inc. (a)	1,951	254,118
NVR, Inc. (a)(b)	145	133,283
Tempur Sealy International, Inc. (a)(b)	2,142	94,162
Tupperware Brands Corp. (b)	1,790	154,602

		636,165

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	5,233	314,242
Energizer Holdings, Inc.	5,456	497,314

		811,556

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	2,400	168,696

INSURANCE — 7.7%
Alleghany Corp. (a)	710	290,851
American Financial Group, Inc.	6,242	337,443
Arthur J. Gallagher & Co.	5,361	234,008
Aspen Insurance Holdings, Ltd.	5,881	213,421
Brown & Brown, Inc.	4,670	149,907
Everest Re Group, Ltd.	4,289	623,663
Fidelity National Financial, Inc. (Class A) (b)	8,518	226,579
HCC Insurance Holdings, Inc.	8,697	381,103
Kemper Corp. (b)	4,559	153,182
Mercury General Corp. (b)	3,171	153,191
Old Republic International Corp.	21,036	323,954
Primerica, Inc. (b)	4,809	193,995
Protective Life Corp.	6,833	290,744
Reinsurance Group of America, Inc.	6,232	417,482

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

StanCorp Financial Group, Inc.	3,871	$212,982
The Hanover Insurance Group, Inc.	3,808	210,659
W.R. Berkley Corp.	9,610	411,885

		4,825,049

INTERNET SOFTWARE & SERVICES — 0.3%
AOL, Inc. (b)	3,836	132,649
Monster Worldwide, Inc. (a)(b)	9,859	43,577

		176,226

IT SERVICES — 2.5%
Acxiom Corp. (a)(b)	2,384	67,682
Broadridge Financial Solutions, Inc.	5,468	173,609
Convergys Corp. (b)	9,064	169,950
DST Systems, Inc.	2,639	199,007
Global Payments, Inc.	3,208	163,864
Jack Henry & Associates, Inc.	2,782	143,579
Leidos Holdings, Inc.	6,350	289,052
Lender Processing Services, Inc.	3,737	124,330
ManTech International Corp. (Class A)	2,089	60,080
Science Applications International Corp. (a)	1,629	54,964
VeriFone Systems, Inc. (a)	4,865	111,214

		1,557,331

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (a)	1,780	209,257
Covance, Inc. (a)	1,946	168,251
Techne Corp.	1,428	114,326

		491,834

MACHINERY — 4.9%
AGCO Corp. (b)	7,957	480,762
CLARCOR, Inc. (b)	2,432	135,049
Crane Co.	4,233	261,049
Donaldson Co., Inc.	4,639	176,885
Harsco Corp.	7,060	175,794
IDEX Corp. (b)	2,391	156,013
ITT Corp.	4,070	146,317
Kennametal, Inc. (b)	6,822	311,083
Oshkosh Corp. (a)	7,637	374,060
SPX Corp.	3,937	333,228
Trinity Industries, Inc. (b)	6,813	308,970
Woodward, Inc.	5,309	216,766

		3,075,976

MARINE — 0.5%
Kirby Corp. (a)(b)	2,237	193,612
Matson, Inc. (b)	3,726	97,733

		291,345

MEDIA — 1.3%
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	6,258	178,103
John Wiley & Sons, Inc. (Class A) (b)	4,086	194,861
Meredith Corp.	3,264	155,432
Scholastic Corp. (b)	2,202	63,087
The New York Times Co. (Class A) (a)(b)	11,071	139,162
Valassis Communications, Inc. (b)	3,259	94,120

		824,765

METALS & MINING — 1.9%
Carpenter Technology Corp. (b)	1,363	79,204
Commercial Metals Co.	10,206	172,992
Compass Minerals International, Inc. (b)	1,626	124,015
Reliance Steel & Aluminum Co.	6,758	495,159
Steel Dynamics, Inc. (b)	19,237	321,450

		1,192,820

MULTI-UTILITIES — 2.2%
Alliant Energy Corp.	9,737	482,468
Black Hills Corp.	3,874	193,158
MDU Resources Group, Inc.	16,481	460,973
Vectren Corp.	7,188	239,720

		1,376,319

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (a)	5,061	187,713
Saks, Inc. (a)(b)	8,910	142,025

		329,738

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	1,893	86,188

OIL, GAS & CONSUMABLE FUELS — 2.8%
Alpha Natural Resources, Inc. (a)(b)	19,281	114,915
Arch Coal, Inc. (b)	18,544	76,216
Bill Barrett Corp. (a)(b)	4,250	106,718
Cimarex Energy Co.	4,321	416,544
Energen Corp.	6,302	481,410
Rosetta Resources, Inc. (a)(b)	2,266	123,406
SM Energy Co.	2,442	188,498
World Fuel Services Corp. (b)	6,343	236,657

		1,744,364

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	2,833	224,997

PHARMACEUTICALS — 0.3%
Endo Health Solutions, Inc. (a)(b)	4,680	212,659

PROFESSIONAL SERVICES — 2.1%
FTI Consulting, Inc. (a)(b)	3,559	134,530
Manpower, Inc.	6,827	496,596
The Corporate Executive Board Co. (b)	1,218	88,451
Towers Watson & Co. (Class A) (b)	5,679	607,426

		1,327,003

REAL ESTATE INVESTMENT TRUSTS — 9.8%
Alexandria Real Estate Equities, Inc.	6,302	402,383
American Campus Communities, Inc.	4,777	163,134
BioMed Realty Trust, Inc. (b)	16,866	313,539
BRE Properties, Inc.	3,984	202,228
Camden Property Trust	3,713	228,127
Corporate Office Properties Trust (b)	4,451	102,818
Duke Realty Corp. (b)	15,593	240,756
Equity One, Inc. (b)	3,030	66,236
Essex Property Trust, Inc. (b)	1,711	252,715
Federal Realty Investment Trust (b)	2,468	250,378
Highwoods Properties, Inc. (b)	3,151	111,262
Home Properties, Inc. (b)	2,740	158,235
Hospitality Properties Trust	12,154	343,958
Kilroy Realty Corp.	3,743	186,963
Liberty Property Trust (b)	12,565	447,314

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Mack-Cali Realty Corp. (b)	7,799	$171,110
National Retail Properties, Inc.	5,596	178,065
Potlatch Corp.	1,514	60,075
Rayonier, Inc.	4,340	241,521
Realty Income Corp. (b)	7,404	294,309
Regency Centers Corp. (b)	3,521	170,240
Senior Housing Properties Trust (b)	8,194	191,248
SL Green Realty Corp.	8,052	715,340
Taubman Centers, Inc.	2,286	153,871
UDR, Inc. (b)	12,678	300,468
Weingarten Realty Investors (b)	4,943	144,978

		6,091,271

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	3,771	135,831

ROAD & RAIL — 0.9%
Con-way, Inc. (b)	4,908	211,486
Genesee & Wyoming, Inc. (Class A) (a)	1,497	139,176
Landstar System, Inc.	1,591	89,064
Werner Enterprises, Inc. (b)	3,990	93,087

		532,813

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc. (a)(b)	53,400	202,920
Cypress Semiconductor Corp. (b)	6,295	58,795
Fairchild Semiconductor International, Inc. (a)(b)	11,155	154,943
Integrated Device Technology, Inc. (a)	5,598	52,733
International Rectifier Corp. (a)(b)	6,167	152,757
Intersil Corp. (Class A)	11,132	125,012
RF Micro Devices, Inc. (a)	13,533	76,326
Silicon Laboratories, Inc. (a)(b)	1,591	67,952
SunEdison, Inc. (a)(b)	21,031	167,617

		1,059,055

SOFTWARE — 3.1%
Advent Software, Inc. (b)	1,804	57,277
Ansys, Inc. (a)	2,942	254,542
Compuware Corp.	18,728	209,754
FactSet Research Systems, Inc.	1,529	166,814
Informatica Corp. (a)	9,455	368,461
MICROS Systems, Inc. (a)(b)	3,496	174,590
PTC, Inc. (a)	5,676	161,369
Rovi Corp. (a)	8,814	168,964
Solera Holdings, Inc.	2,235	118,164
Synopsys, Inc. (a)	6,320	238,264

		1,918,199

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	6,577	182,183
Advance Auto Parts, Inc.	3,110	257,135
Aeropostale, Inc. (a)(b)	6,813	64,042
CST Brands, Inc. (b)	2,670	79,566
Guess?, Inc. (b)	5,170	154,325
Murphy USA, Inc. (a)(b)	1,900	76,741
Office Depot, Inc. (a)(b)	9,865	47,648
Rent-A-Center, Inc. (b)	4,633	176,517
Signet Jewelers, Ltd.	3,839	275,064

		1,313,221

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)(b)	3,018	198,947

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp. (b)	7,157	89,033
New York Community Bancorp, Inc. (b)	38,459	581,116

		670,149

TOBACCO — 0.4%
United Rentals, Inc. (a)(b)	2,527	147,299
Universal Corp. (b)	2,032	103,490

		250,789

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp. (b)	4,080	193,882
Watsco, Inc.	920	86,728

		280,610

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	7,078	175,039

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	8,574	253,362

TOTAL COMMON STOCKS —
(Cost $56,831,615)		62,079,931

SHORT TERM INVESTMENTS — 20.6%
MONEY MARKET FUNDS — 20.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,787,225	12,787,225
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	82,864	82,864

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,870,089)		12,870,089

TOTAL INVESTMENTS — 120.1% (f)
(Cost $69,701,704)		74,950,020
OTHER ASSETS & LIABILITIES — (20.1)%		(12,540,741)

NET ASSETS — 100.0%		$62,409,279

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	22,998	$628,535
Aerovironment, Inc. (a)(b)	11,622	268,468
American Science & Engineering, Inc.	4,573	275,798
Cubic Corp.	12,274	658,868
Curtiss-Wright Corp.	27,701	1,300,839
Engility Holdings, Inc. (a)	10,125	321,266
GenCorp, Inc. (a)(b)	35,898	575,445
Moog, Inc. (Class A) (a)	26,765	1,570,303
National Presto Industries, Inc.	2,918	205,456
Orbital Sciences Corp. (a)	35,519	752,293
Teledyne Technologies, Inc. (a)	22,059	1,873,471

		8,430,742

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	14,810	682,889
Forward Air Corp.	18,030	727,511
HUB Group, Inc. (Class A) (a)	20,535	805,588

		2,215,988

AIRLINES — 0.4%
Allegiant Travel Co.	8,808	928,011
SkyWest, Inc.	30,814	447,419

		1,375,430

AUTO COMPONENTS — 0.6%
Dorman Products, Inc.	17,894	886,648
Drew Industries, Inc.	12,734	579,906
Spartan Motors, Inc.	20,154	122,335
Standard Motor Products, Inc.	12,188	391,966
Superior Industries International, Inc.	13,629	243,005

		2,223,860

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	16,623	431,533

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)	5,116	1,249,378

BIOTECHNOLOGY — 0.5%
Acorda Therapeutics, Inc. (a)	24,016	823,269
ArQule, Inc. (a)	34,592	80,599
Emergent Biosolutions, Inc. (a)	16,844	320,878
Momenta Pharmaceuticals, Inc. (a)	26,990	388,386
Spectrum Pharmaceuticals, Inc.	30,976	259,889

		1,873,021

BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	45,883	2,073,912
AAON, Inc.	16,545	439,435
Apogee Enterprises, Inc.	16,979	503,937
Gibraltar Industries, Inc. (a)	17,224	245,614
Griffon Corp.	26,489	332,172
Quanex Building Products Corp. (b)	21,897	412,320
Simpson Manufacturing Co., Inc.	23,930	779,400
Universal Forest Products, Inc.	11,767	495,391

		5,282,181

CAPITAL MARKETS — 2.0%
Calamos Asset Management, Inc. (Class A)	12,097	120,849
Evercore Partners, Inc. (Class A)	18,415	906,571
Financial Engines, Inc. (b)	29,294	1,741,235
HFF, Inc. (Class A)	19,438	486,922
Investment Technology Group, Inc. (a)	21,902	344,300
Piper Jaffray Co., Inc. (a)	9,528	326,715
Prospect Capital Corp. (b)	153,907	1,720,680
Stifel Financial Corp. (a)	34,905	1,438,784
SWS Group, Inc. (a)	16,690	93,130
Virtus Investment Partners, Inc. (a)	4,056	659,668

		7,838,854

CHEMICALS — 2.8%
A. Schulman, Inc.	17,517	516,051
American Vanguard Corp.	14,724	396,370
Balchem Corp.	17,627	912,197
Calgon Carbon Corp. (a)	32,014	607,946
Flotek Industries, Inc. (a)(b)	26,581	611,363
H.B. Fuller Co.	29,672	1,340,878
Hawkins, Inc.	5,438	205,230
Innophos Holdings, Inc.	12,981	685,137
Koppers Holdings, Inc.	12,244	522,207
Kraton Performance Polymers, Inc. (a)	19,258	377,264
LSB Industries, Inc. (a)	11,144	373,658
OM Group, Inc. (a)	18,943	639,895
PolyOne Corp.	57,281	1,759,099
Quaker Chemical Corp.	7,776	568,037
Stepan Co.	11,190	645,999
Tredegar Corp.	14,816	385,216
Zep, Inc.	13,416	218,144

		10,764,691

COMMERCIAL BANKS — 6.9%
Bank of the Ozarks, Inc.	18,428	884,360
Banner Corp.	11,503	438,954
BBCN Bancorp, Inc.	46,698	642,564
Boston Private Financial Holdings, Inc.	46,697	518,337
Cardinal Financial Corp.	17,975	297,127
City Holding Co.	9,298	402,046
Columbia Banking System, Inc.	30,174	745,298
Community Bank System, Inc. (b)	23,703	808,746
CVB Financial Corp. (b)	54,870	741,842
F.N.B. Corp. (b)	85,886	1,041,797
First BanCorp- Puerto Rico (a)(b)	58,942	334,791
First Commonwealth Financial Corp.	57,736	438,216
First Financial Bancorp	34,411	522,015
First Financial Bankshares, Inc. (b)	17,933	1,054,819
First Midwest Bancorp, Inc.	44,563	673,347
Glacier Bancorp, Inc. (b)	43,469	1,074,119
Hanmi Financial Corp.	18,621	308,550
Home Bancshares, Inc.	27,403	832,229
Independent Bank Corp.-Massachusetts (b)	13,245	472,847
MB Financial, Inc.	32,465	916,812
National Penn Bancshares, Inc.	68,402	687,440
NBT Bancorp, Inc.	25,850	594,033
Old National Bancorp	59,247	841,307
PacWest Bancorp	23,643	812,373
Pinnacle Financial Partners, Inc. (a)	19,569	583,352
PrivateBancorp, Inc.	38,469	823,237
S&T Bancorp, Inc.	17,510	424,092
Simmons First National Corp. (b)	9,785	304,216
Sterling Bancorp	17,092	234,673
Susquehanna Bancshares, Inc.	110,391	1,385,407
Taylor Capital Group, Inc. (a)	8,968	198,641
Texas Capital Bancshares, Inc. (a)	24,169	1,111,049

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Tompkins Financial Corp.	6,850	$316,607
UMB Financial Corp. (b)	21,775	1,183,254
Umpqua Holdings Corp.	66,097	1,072,093
United Bankshares, Inc. (b)	27,136	786,401
United Community Banks, Inc. (a)	22,693	340,395
ViewPoint Financial Group	21,191	438,018
Wilshire Bancorp, Inc.	36,617	299,527
Wintrust Financial Corp. (b)	23,533	966,500

		26,551,431

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	30,110	801,528
Consolidated Graphics, Inc. (a)	4,840	271,330
G & K Services, Inc. (Class A)	11,631	702,396
Healthcare Services Group, Inc. (b)	41,272	1,063,167
Interface, Inc.	34,332	681,147
Mobile Mini, Inc. (a)(b)	23,919	814,681
Tetra Tech, Inc. (a)(b)	38,052	985,166
The Geo Group, Inc.	42,537	1,414,355
UniFirst Corp.	8,959	935,499
United Stationers, Inc. (b)	23,512	1,022,772
Viad Corp.	12,006	299,550

		8,991,591

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	67,704	1,155,030
Bel Fuse, Inc. (Class B)	6,199	108,111
Black Box Corp.	9,638	295,308
CalAmp Corp. (a)	19,476	343,362
Comtech Telecommunications Corp.	9,718	236,342
Digi International, Inc. (a)	15,386	154,014
Harmonic, Inc. (a)	59,933	460,885
Ixia (a)	33,159	519,602
Netgear, Inc. (a)	22,845	704,997
Oplink Communications, Inc. (a)	10,427	196,236
PC-Tel, Inc.	10,351	91,606
Procera Networks, Inc. (a)(b)	12,096	187,367
Symmetricom, Inc. (a)	24,300	117,126
ViaSat, Inc. (a)(b)	24,674	1,572,967

		6,142,953

COMPUTERS & PERIPHERALS — 0.5%
Avid Technology, Inc. (a)	17,995	107,970
Electronics for Imaging, Inc. (a)	27,469	870,218
Intevac, Inc. (a)	14,120	82,743
QLogic Corp. (a)	51,426	562,600
Super Micro Computer, Inc. (a)	19,064	258,127

		1,881,658

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	23,076	547,593
Comfort Systems USA, Inc.	22,075	371,081
Dycom Industries, Inc. (a)	19,495	545,665
EMCOR Group, Inc.	39,617	1,550,213
Orion Marine Group, Inc. (a)	16,004	166,602

		3,181,154

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)(b)	43,048	387,001
Texas Industries, Inc. (a)(b)	12,651	838,888

		1,225,889

CONSUMER FINANCE — 1.4%
Cash America International, Inc. (b)	16,600	751,648
Encore Capital Group, Inc. (a)	13,798	632,776
Ezcorp, Inc. (Class A) (a)	31,790	536,615
First Cash Financial Services, Inc. (a)	17,045	987,758
Portfolio Recovery Associates, Inc. (a)	29,865	1,790,108
World Acceptance Corp. (a)(b)	6,474	582,142

		5,281,047

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	15,608	313,877

DISTRIBUTORS — 0.4%
Pool Corp.	27,618	1,550,199
VOXX International Corp. (a)	11,299	154,796

		1,704,995

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)(b)	10,432	394,330
Capella Education Co. (a)	6,575	371,882
Career Education Corp. (a)	34,068	94,028
Corinthian Colleges, Inc. (a)(b)	46,431	101,684
Hillenbrand, Inc.	37,198	1,018,109
ITT Educational Services, Inc. (a)(b)	10,688	331,328
Lincoln Educational Services Corp. (b)	13,427	61,898
Outerwall, Inc. (a)(b)	16,643	831,983
Strayer Education, Inc.	6,440	267,389
Universal Technical Institute, Inc.	12,443	150,934

		3,623,565

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Interactive Brokers Group, Inc. (Class A)	29,346	550,824
MarketAxess Holdings, Inc.	22,126	1,328,445

		1,879,269

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	5,870	306,003
Cbeyond, Inc. (a)	17,943	115,015
Cincinnati Bell, Inc. (a)	123,033	334,650
General Communication, Inc. (Class A) (a)	19,064	181,489
Lumos Networks Corp. (b)	8,919	193,275

		1,130,432

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	21,554	1,041,058
El Paso Electric Co.	23,846	796,457
UIL Holdings Corp. (b)	33,002	1,227,014
UNS Energy Corp.	24,386	1,136,875

		4,201,404

ELECTRICAL EQUIPMENT — 1.9%
AZZ, Inc.	15,067	630,705
Belden, Inc.	25,760	1,649,928
Brady Corp. (Class A)	27,574	841,007
Encore Wire Corp.	11,002	433,919
EnerSys	28,074	1,702,127
Franklin Electric Co., Inc.	23,045	907,973
II-VI, Inc. (a)	32,090	603,934
Powell Industries, Inc. (a)	5,374	329,372
Vicor Corp. (a)	11,358	92,908

		7,191,873

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Agilysys, Inc. (a)	8,307	$99,019
Anixter International, Inc. (a)	15,739	1,379,681
Badger Meter, Inc.	8,510	395,715
Benchmark Electronics, Inc. (a)	32,293	739,187
Checkpoint Systems, Inc. (a)	24,321	406,161
Cognex Corp.	48,828	1,531,246
Coherent, Inc.	14,378	883,528
CTS Corp.	19,829	312,703
Daktronics, Inc.	22,016	246,359
DTS, Inc. (a)	10,756	225,876
Electro Scientific Industries, Inc.	14,755	172,781
FARO Technologies, Inc. (a)	10,082	425,158
FEI Co.	24,689	2,167,694
Insight Enterprises, Inc. (a)	24,840	469,973
Littelfuse, Inc.	13,201	1,032,582
Measurement Specialties, Inc. (a)	8,777	476,065
Mercury Computer Systems, Inc. (a)	19,052	190,329
Methode Electronics, Inc. (Class A)	20,891	584,948
MTS Systems Corp.	9,229	593,886
Newport Corp. (a)	23,101	361,069
OSI Systems, Inc. (a)	11,111	827,436
Park Electrochemical Corp.	12,332	353,312
Plexus Corp. (a)	19,808	736,858
Rofin-Sinar Technologies, Inc. (a)	16,676	403,726
Rogers Corp. (a)	10,253	609,848
Scansource, Inc. (a)	16,573	573,426
SYNNEX Corp. (a)	15,474	950,877
TTM Technologies, Inc. (a)	32,224	314,184

		17,463,627

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (a)	16,214	204,945
Bristow Group, Inc.	21,457	1,561,211
C&J Energy Services, Inc. (a)(b)	26,614	534,409
Era Group, Inc. (a)	11,315	307,542
Exterran Holdings, Inc. (a)	34,523	951,799
Geospace Technologies Corp. (a)(b)	7,628	643,040
Gulf Island Fabrication, Inc.	7,251	177,722
Hornbeck Offshore Services, Inc. (a)	19,101	1,097,162
ION Geophysical Corp. (a)(b)	71,512	371,862
Matrix Service Co. (a)	15,461	303,345
Newpark Resources, Inc. (a)	51,600	653,256
Pioneer Energy Services Corp. (a)	36,553	274,513
SEACOR Holdings, Inc. (b)	11,073	1,001,442
Tesco Corp. (a)	18,638	308,832
Tetra Technologies, Inc. (a)	46,162	578,410

		8,969,490

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	22,657	1,665,290
Nash Finch Co.	7,196	190,046
Spartan Stores, Inc.	12,934	285,324
The Andersons, Inc.	10,298	719,830

		2,860,490

FOOD PRODUCTS — 2.6%
Annie’s, Inc. (a)	8,500	417,350
B&G Foods, Inc.	31,227	1,078,893
Cal-Maine Foods, Inc.	8,793	422,943
Calavo Growers, Inc.	7,571	228,947
Darling International, Inc. (a)	69,808	1,477,137
Diamond Foods, Inc. (a)(b)	11,978	282,441
Hain Celestial Group, Inc. (a)(b)	28,203	2,175,015
J&J Snack Foods Corp.	8,676	700,327
Sanderson Farms, Inc.	11,912	777,139
Seneca Foods Corp. (Class A) (a)	4,177	125,686
Snyders-Lance, Inc.	28,673	827,216
TreeHouse Foods, Inc. (a)	21,521	1,438,249

		9,951,343

GAS UTILITIES — 1.7%
New Jersey Resources Corp.	24,324	1,071,472
Northwest Natural Gas Co. (b)	15,945	669,371
Piedmont Natural Gas Co., Inc.	44,834	1,474,142
South Jersey Industries, Inc.	18,979	1,111,790
Southwest Gas Corp.	27,334	1,366,700
The Laclede Group, Inc.	17,993	809,685

		6,503,160

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abaxis, Inc. (b)	12,350	519,935
ABIOMED, Inc. (a)	20,789	396,446
Align Technology, Inc. (a)(b)	41,441	1,994,141
Analogic Corp.	7,226	597,157
Cantel Medical Corp.	19,630	625,216
CONMED Corp.	16,131	548,293
CryoLife, Inc.	14,601	102,207
Cyberonics, Inc. (a)	14,500	735,730
Cynosure, Inc. (Class A) (a)	11,437	260,878
Greatbatch, Inc. (a)	14,128	480,776
Haemonetics Corp. (a)	30,303	1,208,484
HealthStream, Inc. (a)	11,863	449,370
ICU Medical, Inc. (a)(b)	7,678	521,567
Integra LifeSciences Holdings Corp. (a)(b)	12,065	485,616
Invacare Corp.	17,198	297,009
Meridian Bioscience, Inc. (b)	24,525	580,016
Merit Medical Systems, Inc. (a)	23,697	287,445
Natus Medical, Inc. (a)	16,236	230,226
Neogen Corp. (a)	14,136	858,338
NuVasive, Inc. (a)	26,224	642,226
SurModics, Inc. (a)	8,426	200,370
Symmetry Medical, Inc. (a)	22,061	180,018
West Pharmaceutical Services, Inc.	41,102	1,691,347

		13,892,811

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Air Methods Corp. (b)	20,716	882,502
Almost Family, Inc.	4,904	95,285
Amedisys, Inc. (a)(b)	18,960	326,491
AMN Healthcare Services, Inc. (a)	27,225	374,616
AmSurg Corp. (a)	19,000	754,300
Bio-Reference Laboratories, Inc. (a)(b)	14,476	432,543
Centene Corp. (a)	32,253	2,062,902
Chemed Corp. (b)	11,011	787,286
Corvel Corp. (a)	6,690	247,329
Cross Country Healthcare, Inc. (a)	15,864	96,136
Gentiva Health Services, Inc. (a)	17,191	206,980
Hanger, Inc. (a)	20,504	692,215
Healthways, Inc. (a)(b)	20,285	375,475
IPC The Hospitalist Co. (a)(b)	9,964	508,264

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Kindred Healthcare, Inc.	31,985	$429,558
Landauer, Inc.	5,632	288,640
LHC Group, Inc. (a)	7,156	167,880
Magellan Health Services, Inc. (a)	15,810	947,968
Molina Healthcare, Inc. (a)(b)	16,586	590,462
MWI Veterinary Supply, Inc. (a)	7,579	1,131,999
PharMerica Corp. (a)	17,616	233,764
The Ensign Group, Inc.	11,442	470,381

		12,102,976

HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs and Systems, Inc. (b)	6,201	362,759
Medidata Solutions, Inc. (a)	14,825	1,466,637
Omnicell, Inc. (a)	20,616	488,187

		2,317,583

HOTELS, RESTAURANTS & LEISURE — 3.5%
Biglari Holdings, Inc. (a)(b)	852	351,595
BJ’s Restaurants, Inc. (a)(b)	14,693	421,983
Boyd Gaming Corp. (a)	44,516	629,901
Buffalo Wild Wings, Inc. (a)(b)	11,052	1,229,203
CEC Entertainment, Inc.	9,680	443,925
Cracker Barrel Old Country Store, Inc.	14,057	1,451,245
DineEquity, Inc.	9,599	662,331
Interval Leisure Group, Inc.	23,335	551,406
Jack in the Box, Inc. (a)	25,608	1,024,320
Marcus Corp.	11,017	160,077
Marriott Vacations Worldwide Corp. (a)	17,916	788,304
Monarch Casino & Resort, Inc. (a)	5,529	104,940
Multimedia Games Holding Co., Inc. (a)	17,073	589,872
Papa John’s International, Inc.	9,495	663,511
Pinnacle Entertainment, Inc. (a)	34,591	866,505
Red Robin Gourmet Burgers, Inc. (a)	7,671	545,408
Ruby Tuesday, Inc. (a)(b)	33,685	252,638
Ruth’s Hospitality Group, Inc.	21,167	251,041
SHFL Entertainment, Inc. (a)	33,346	766,958
Sonic Corp. (a)	30,554	542,333
Texas Roadhouse, Inc.	35,228	925,792

		13,223,288

HOUSEHOLD DURABLES — 1.5%
Blyth, Inc. (b)	4,933	68,223
Ethan Allen Interiors, Inc. (b)	15,348	427,749
Helen of Troy, Ltd. (a)	17,717	783,092
iRobot Corp. (a)(b)	16,845	634,551
La-Z-Boy, Inc.	31,059	705,350
M/I Homes, Inc. (a)	14,348	295,856
Meritage Homes Corp. (a)	19,997	858,871
Standard Pacific Corp. (a)	88,828	702,630
The Ryland Group, Inc. (b)	27,134	1,100,012
Universal Electronics, Inc. (a)	8,912	321,099

		5,897,433

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	24,592	168,455
WD-40 Co.	8,479	550,287

		718,742

INSURANCE — 2.0%
AMERISAFE, Inc.	10,855	385,461
eHealth, Inc. (a)	10,782	347,827
Employers Holdings, Inc.	18,269	543,320
Horace Mann Educators Corp.	23,468	666,022
Infinity Property & Casualty Corp.	6,851	442,575
Meadowbrook Insurance Group, Inc. (b)	27,726	180,219
ProAssurance Corp.	36,463	1,643,023
RLI Corp.	10,085	881,631
Safety Insurance Group, Inc.	7,612	403,208
Selective Insurance Group, Inc.	32,945	807,153
Stewart Information Services Corp. (b)	12,174	389,446
The Navigators Group, Inc. (a)	6,311	364,586
Tower Group International, Ltd.	23,093	161,651
United Fire Group, Inc.	12,822	390,686

		7,606,808

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	7,401	302,923
NutriSystem, Inc. (b)	16,945	243,669
PetMed Express, Inc.	11,922	194,209

		740,801

INTERNET SOFTWARE & SERVICES — 2.2%
Blucora, Inc. (a)(b)	24,306	558,552
comScore, Inc. (a)	19,538	566,016
Dealertrack Technologies, Inc. (a)	25,820	1,106,129
Dice Holdings, Inc. (a)(b)	23,520	200,155
Digital River, Inc. (a)	17,110	305,756
j2 Global, Inc. (b)	25,574	1,266,424
Liquidity Services, Inc. (a)(b)	15,178	509,374
LivePerson, Inc. (a)(b)	29,605	279,471
LogMeIn, Inc. (a)	13,497	419,082
NIC, Inc.	35,202	813,518
OpenTable, Inc. (a)	13,521	946,199
Perficient, Inc. (a)	19,855	364,538
QuinStreet, Inc. (a)	16,884	159,554
Stamps.com, Inc. (a)	8,327	382,459
United Online, Inc. (b)	54,743	436,849
XO Group, Inc. (a)	15,053	194,485

		8,508,561

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (a)	13,742	949,710
Cardtronics, Inc. (a)	26,547	984,894
CIBER, Inc. (a)	39,677	130,934
CSG Systems International, Inc.	20,051	502,278
ExlService Holdings, Inc. (a)	18,034	513,608
Forrester Research, Inc.	7,846	288,419
Heartland Payment Systems, Inc. (b)	21,750	863,910
Higher One Holdings, Inc. (a)	19,425	148,990
iGate Corp. (a)	17,008	472,142
MAXIMUS, Inc.	40,226	1,811,779
Sykes Enterprises, Inc. (a)	23,350	418,198
TeleTech Holdings, Inc. (a)	11,389	285,750
Virtusa Corp. (a)	13,735	399,139

		7,769,751

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Arctic Cat, Inc.	7,895	450,410
Brunswick Corp.	53,484	2,134,546
Callaway Golf Co. (b)	41,887	298,235

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

JAKKS Pacific, Inc. (b)	10,097	$45,336
Sturm Ruger & Co, Inc. (b)	11,468	718,241

		3,646,768

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)	41,938	260,016
Cambrex Corp. (a)	17,657	233,072
Luminex Corp. (a)(b)	21,622	432,440
PAREXEL International Corp. (a)	33,186	1,666,933

		2,592,461

MACHINERY — 3.6%
Actuant Corp. (Class A) (b)	43,272	1,680,684
Albany International Corp. (Class A)	16,464	590,564
Astec Industries, Inc.	10,959	394,086
Barnes Group, Inc.	26,778	935,088
Briggs & Stratton Corp. (b)	28,535	574,124
CIRCOR International, Inc.	10,431	648,599
EnPro Industries, Inc. (a)(b)	12,360	744,196
ESCO Technologies, Inc.	15,629	519,352
Federal Signal Corp. (a)	36,948	475,521
John Bean Technologies Corp.	15,985	397,707
Kaydon Corp.	19,070	677,366
Lindsay Corp. (b)	7,656	624,883
Lydall, Inc. (a)	9,990	171,528
Mueller Industries, Inc.	16,608	924,567
Standex International Corp.	7,514	446,332
Tennant Co.	10,884	674,808
The Toro Co.	33,769	1,835,345
Titan International, Inc. (b)	31,744	464,732
Watts Water Technologies, Inc. (Class A)	16,761	944,817

		13,724,299

MEDIA — 0.6%
Digital Generation, Inc. (a)(b)	12,471	161,250
Harte-Hanks, Inc.	25,464	224,847
Live Nation Entertainment, Inc. (a)	83,167	1,542,748
The E.W. Scripps Co. (Class A) (a)	18,182	333,640

		2,262,485

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	9,841	158,440
AK Steel Holding Corp. (a)(b)	80,833	303,124
AMCOL International Corp. (b)	14,644	478,566
Century Aluminum Co. (a)	30,253	243,537
Globe Specialty Metals, Inc. (b)	37,965	585,041
Haynes International, Inc.	7,280	330,002
Kaiser Aluminum Corp.	11,008	784,320
Materion Corp.	12,122	388,631
Olympic Steel, Inc.	5,426	150,734
RTI International Metals, Inc. (a)	18,083	579,379
Stillwater Mining Co. (a)	70,354	774,598
SunCoke Energy, Inc. (a)	41,603	707,251

		5,483,623

MULTI-UTILITIES — 0.5%
Avista Corp.	35,504	937,306
NorthWestern Corp.	22,657	1,017,752

		1,955,058

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	19,939	312,045
Tuesday Morning Corp. (a)	21,667	330,855

		642,900

OIL, GAS & CONSUMABLE FUELS — 2.4%
Approach Resources, Inc. (a)(b)	20,716	544,416
Carrizo Oil & Gas, Inc. (a)(b)	21,992	820,522
Cloud Peak Energy, Inc. (a)	36,138	530,144
Comstock Resources, Inc.	26,530	422,092
Contango Oil & Gas Co.	7,933	291,538
Forest Oil Corp. (a)(b)	70,597	430,642
Gulfport Energy Corp. (a)	45,757	2,944,005
Northern Oil and Gas, Inc. (a)(b)	34,451	497,128
PDC Energy, Inc. (a)	21,070	1,254,508
Penn Virginia Corp. (a)(b)	32,491	216,065
PetroQuest Energy, Inc. (a)	33,606	134,760
Stone Energy Corp. (a)	29,525	957,496
Swift Energy Co. (a)(b)	25,592	292,261

		9,335,577

PAPER & FOREST PRODUCTS — 1.2%
Clearwater Paper Corp. (a)	12,885	615,516
Deltic Timber Corp.	6,617	431,031
KapStone Paper and Packaging Corp.	23,632	1,011,450
Neenah Paper, Inc.	9,487	372,934
P.H. Glatfelter Co.	25,449	688,904
Schweitzer-Mauduit International, Inc.	18,556	1,123,195
Wausau Paper Corp.	29,230	379,698

		4,622,728

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	9,978	299,240
Medifast, Inc. (a)	7,492	201,460
Prestige Brands Holdings, Inc. (a)	30,258	911,371

		1,412,071

PHARMACEUTICALS — 1.7%
Akorn, Inc. (a)(b)	42,001	826,579
Hi-Tech Pharmacal Co., Inc.	6,658	287,293
Impax Laboratories, Inc. (a)	37,580	770,766
Questcor Pharmaceuticals, Inc. (b)	32,541	1,887,378
The Medicines Co. (a)	36,946	1,238,430
ViroPharma, Inc. (a)	38,714	1,521,460

		6,531,906

PROFESSIONAL SERVICES — 1.4%
CDI Corp.	8,532	130,625
Exponent, Inc.	7,822	561,933
Heidrick & Struggles International, Inc.	9,764	186,102
Insperity, Inc.	13,430	504,968
Kelly Services, Inc. (Class A)	15,985	311,228
Korn/Ferry International (a)	29,118	623,125
Navigant Consulting, Inc. (a)	29,363	453,952
On Assignment, Inc. (a)	27,158	896,214
Resources Connection, Inc.	23,369	317,117
TrueBlue, Inc. (a)	24,052	577,489
WageWorks, Inc. (a)	17,163	865,873

		5,428,626

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Acadia Realty Trust	32,617	804,988
Agree Realty Corp. (b)	7,279	219,680
Associated Estates Realty Corp. (b)	29,714	443,036
Capstead Mortgage Corp.	56,700	667,359

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Cedar Realty Trust, Inc.	36,741	$190,318
Colonial Properties Trust	48,004	1,079,610
Coresite Realty Corp.	12,609	427,949
Cousins Properties, Inc.	104,188	1,072,095
DiamondRock Hospitality Co.	115,368	1,230,977
EastGroup Properties, Inc. (b)	17,892	1,059,385
EPR Properties (b)	27,873	1,358,530
Franklin Street Properties Corp.	51,582	657,155
Getty Realty Corp.	15,817	307,324
Government Properties Income Trust (b)	32,404	775,428
Healthcare Realty Trust, Inc.	56,564	1,307,194
Inland Real Estate Corp.	49,132	502,620
Kite Realty Group Trust	55,356	328,261
LaSalle Hotel Properties	56,776	1,619,251
Lexington Realty Trust (b)	113,652	1,276,312
LTC Properties, Inc.	20,476	777,678
Medical Properties Trust, Inc.	94,446	1,149,408
Mid-America Apartment Communities, Inc.	25,240	1,577,500
Parkway Properties, Inc.	24,832	441,265
Pennsylvania Real Estate Investment Trust	40,006	748,112
Post Properties, Inc.	32,261	1,452,390
PS Business Parks, Inc.	10,803	806,120
Sabra Healthcare REIT, Inc.	22,063	507,670
Saul Centers, Inc.	7,576	350,390
Sovran Self Storage, Inc.	18,557	1,404,394
Tanger Factory Outlet Centers, Inc.	55,751	1,820,270
Universal Health Realty Income Trust	7,472	312,853
Urstadt Biddle Properties, Inc. (Class A)	15,227	302,713

		26,978,235

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	20,618	443,906

ROAD & RAIL — 0.9%
Arkansas Best Corp. (b)	14,088	361,639
Heartland Express, Inc. (b)	28,582	405,578
Knight Transportation, Inc.	35,475	586,047
Old Dominion Freight Line, Inc. (a)	41,236	1,896,444

		3,249,708

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Energy Industries, Inc. (a)	21,622	378,817
ATMI, Inc. (a)	18,883	500,777
Brooks Automation, Inc.	39,195	364,905
Cabot Microelectronics Corp. (a)	13,740	529,265
CEVA, Inc. (a)	13,188	227,493
Cirrus Logic, Inc. (a)(b)	37,482	850,092
Cohu, Inc.	13,516	147,460
Diodes, Inc. (a)	21,338	522,781
DSP Group, Inc. (a)	12,870	90,734
Entropic Communications, Inc. (a)	52,717	230,900
Exar Corp. (a)	28,037	375,976
GT Advanced Technologies, Inc. (a)(b)	73,031	621,494
Hittite Microwave Corp. (a)	18,639	1,218,059
Kopin Corp. (a)	36,128	145,596
Kulicke & Soffa Industries, Inc. (a)	44,580	514,899
Micrel, Inc.	27,995	255,034
Microsemi Corp. (a)	55,014	1,334,089
MKS Instruments, Inc.	31,371	834,155
Monolithic Power Systems, Inc.	20,259	613,443
Nanometrics, Inc. (a)	13,037	210,156
Pericom Semiconductor Corp. (a)	12,454	97,141
Power Integrations, Inc. (b)	17,470	946,001
Rubicon Technology, Inc. (a)(b)	10,140	122,795
Rudolph Technologies, Inc. (a)(b)	19,373	220,852
Sigma Designs, Inc. (a)	18,228	101,895
Supertex, Inc.	6,118	155,030
Synaptics, Inc. (a)(b)	19,770	875,416
Tessera Technologies, Inc.	28,449	550,488
TriQuint Semiconductor, Inc. (a)	91,871	746,911
Ultratech, Inc. (a)	16,389	496,587
Veeco Instruments, Inc. (a)(b)	23,238	865,151
Volterra Semiconductor Corp. (a)	14,701	338,123

		15,482,515

SOFTWARE — 3.1%
Blackbaud, Inc.	27,015	1,054,666
Bottomline Technologies, Inc. (a)(b)	21,235	592,032
Ebix, Inc. (b)	18,975	188,611
EPIQ Systems, Inc.	19,064	252,026
Interactive Intelligence Group (a)	9,230	586,013
Manhattan Associates, Inc. (a)	11,426	1,090,612
MicroStrategy, Inc. (a)	5,354	555,531
Monotype Imaging Holdings, Inc.	22,925	657,030
Netscout Systems, Inc. (a)	22,006	562,693
Progress Software Corp. (a)	31,928	826,297
Quality Systems, Inc.	25,563	555,484
Sourcefire, Inc. (a)	18,341	1,392,449
Synchronoss Technologies, Inc. (a)	17,646	671,607
Take-Two Interactive Software, Inc. (a)	52,083	945,827
Tangoe, Inc. (a)(b)	19,748	471,187
Tyler Technologies, Inc. (a)	16,558	1,448,328
Vasco Data Security International (a)	17,335	136,773

		11,987,166

SPECIALTY RETAIL — 4.6%
Barnes & Noble, Inc. (a)	21,900	283,386
Big 5 Sporting Goods Corp.	10,448	168,004
Brown Shoe Co., Inc.	24,208	568,162
Christopher & Banks Corp. (a)	21,829	157,387
Francesca’s Holdings Corp. (a)(b)	26,031	485,218
Genesco, Inc. (a)	14,212	932,023
Group 1 Automotive, Inc. (b)	12,509	971,699
Haverty Furniture Cos., Inc.	11,821	289,969
Hibbett Sports, Inc. (a)(b)	15,408	865,159
Jos. A. Bank Clothiers, Inc. (a)(b)	16,616	730,439
Kirkland’s, Inc. (a)	8,928	164,632
Lithia Motors, Inc. (Class A)	13,265	967,814
Lumber Liquidators Holdings, Inc. (a)(b)	16,247	1,732,743
MarineMax, Inc. (a)	14,306	174,533
Monro Muffler Brake, Inc. (b)	17,605	818,456
OfficeMax, Inc.	51,591	659,849
Pep Boys-Manny, Moe & Jack (a)	31,528	393,154
Rue21, Inc. (a)(b)	934	37,678
Select Comfort Corp. (a)(b)	32,925	801,724
Sonic Automotive, Inc. (Class A)	20,402	485,568
Stage Stores, Inc. (b)	18,691	358,867

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Stein Mart, Inc.	16,469	$225,955
The Buckle, Inc. (b)	16,541	894,041
The Cato Corp. (Class A)	16,034	448,631
The Children’s Place Retail Stores, Inc. (a)	13,163	761,611
The Finish Line, Inc. (Class A)	29,195	726,080
The Men’s Wearhouse, Inc. (b)	26,657	907,671
Vitamin Shoppe, Inc. (a)	17,882	782,337
Zale Corp. (a)	19,080	290,016
Zumiez, Inc. (a)(b)	13,065	359,745

		17,442,551

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	52,227	710,810
Fifth & Pacific Cos., Inc. (a)	72,422	1,819,965
Iconix Brand Group, Inc. (a)	32,018	1,063,638
Maidenform Brands, Inc. (a)	13,929	327,192
Movado Group, Inc.	10,555	461,781
Oxford Industries, Inc.	8,488	577,014
Perry Ellis International, Inc.	7,064	133,086
Quiksilver, Inc. (a)(b)	75,546	531,088
Skechers U.S.A., Inc. (a)	23,330	725,796
Steven Madden, Ltd. (a)	23,627	1,271,842
Wolverine World Wide, Inc. (b)	29,652	1,726,636

		9,348,848

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	25,421	159,390
BofI Holding, Inc. (a)(b)	7,100	460,506
Brookline Bancorp, Inc.	41,705	392,444
Dime Community Bancshares	17,311	288,228
Northwest Bancshares, Inc.	55,543	734,278
Oritani Financial Corp.	23,068	379,699
Provident Financial Services, Inc.	31,836	516,062
TrustCo Bank Corp. NY	55,745	332,240

		3,262,847

TOBACCO — 0.0% (c)
Alliance One International, Inc. (a)	48,599	141,423

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	24,936	1,284,204
DXP Enterprises, Inc. (a)	6,119	483,217
Kaman Corp.	15,957	604,132

		2,371,553

WATER UTILITIES — 0.2%
American States Water Co.	22,909	631,372

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	8,910	167,508
USA Mobility, Inc.	13,008	184,193

		351,701

TOTAL COMMON STOCKS —
(Cost $304,562,556)		382,844,007

SHORT TERM INVESTMENTS — 9.0%
MONEY MARKET FUNDS — 9.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	33,999,613	33,999,613
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	474,534	474,534

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,474,147)		34,474,147

TOTAL INVESTMENTS — 108.8% (g)
(Cost $339,036,703)		417,318,154
OTHER ASSETS & LIABILITIES — (8.8)%		(33,924,766)

NET ASSETS — 100.0%		$383,393,388

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
American Science & Engineering, Inc.	2,529	$152,524
Cubic Corp.	8,149	437,438
GenCorp, Inc. (a)(b)	32,591	522,434
Teledyne Technologies, Inc. (a)	11,876	1,008,629

		2,121,025

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	16,397	661,619
HUB Group, Inc. (Class A) (a)	15,448	606,025

		1,267,644

AIRLINES — 0.5%
Allegiant Travel Co.	12,681	1,336,070

AUTO COMPONENTS — 0.8%
Dorman Products, Inc.	26,151	1,295,782
Drew Industries, Inc.	18,526	843,674
Superior Industries International, Inc.	9,637	171,828

		2,311,284

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	23,673	614,551

BEVERAGES — 0.7%
Boston Beer Co., Inc. (Class A) (a)	7,484	1,827,668

BIOTECHNOLOGY — 0.8%
Acorda Therapeutics, Inc. (a)	34,784	1,192,396
ArQule, Inc. (a)	46,340	107,972
Momenta Pharmaceuticals, Inc. (a)	39,135	563,153
Spectrum Pharmaceuticals, Inc. (b)	45,196	379,194

		2,242,715

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	33,405	1,509,906
AAON, Inc.	10,935	290,434
Apogee Enterprises, Inc.	13,212	392,132
Quanex Building Products Corp. (b)	31,462	592,430
Simpson Manufacturing Co., Inc.	16,327	531,770

		3,316,672

CAPITAL MARKETS — 1.9%
Evercore Partners, Inc. (Class A)	11,457	564,028
Financial Engines, Inc. (b)	22,393	1,331,040
HFF, Inc. (Class A)	28,235	707,287
Piper Jaffray Co., Inc. (a)	8,204	281,315
Prospect Capital Corp. (b)	127,764	1,428,402
Virtus Investment Partners, Inc. (a)	5,861	953,233

		5,265,305

CHEMICALS — 3.0%
American Vanguard Corp.	21,575	580,799
Balchem Corp.	13,080	676,890
Calgon Carbon Corp. (a)	18,837	357,715
Flotek Industries, Inc. (a)(b)	20,503	471,569
H.B. Fuller Co.	43,191	1,951,801
Hawkins, Inc.	3,223	121,636
Koppers Holdings, Inc.	6,968	297,185
LSB Industries, Inc. (a)	6,440	215,933
PolyOne Corp.	83,172	2,554,212
Quaker Chemical Corp.	11,227	820,133
Tredegar Corp.	13,366	347,516

		8,395,389

COMMERCIAL BANKS — 7.4%
Bank of the Ozarks, Inc.	26,517	1,272,551
BBCN Bancorp, Inc.	67,284	925,828
Boston Private Financial Holdings, Inc.	68,308	758,219
Cardinal Financial Corp.	26,208	433,218
City Holding Co.	4,960	214,470
Columbia Banking System, Inc.	22,280	550,316
CVB Financial Corp. (b)	28,516	385,536
F.N.B. Corp. (b)	124,727	1,512,938
First Commonwealth Financial Corp.	81,936	621,894
First Financial Bankshares, Inc. (b)	14,234	837,244
First Midwest Bancorp, Inc.	28,812	435,349
Glacier Bancorp, Inc. (b)	24,218	598,427
Home Bancshares, Inc.	40,159	1,219,629
Independent Bank Corp.-Massachusetts (b)	8,229	293,775
MB Financial, Inc.	26,087	736,697
National Penn Bancshares, Inc.	98,960	994,548
PacWest Bancorp	34,519	1,186,073
Pinnacle Financial Partners, Inc. (a)	28,416	847,081
PrivateBancorp, Inc.	55,444	1,186,502
Susquehanna Bancshares, Inc.	86,318	1,083,291
Taylor Capital Group, Inc. (a)	10,316	228,499
Texas Capital Bancshares, Inc. (a)	35,134	1,615,110
UMB Financial Corp.	13,458	731,308
ViewPoint Financial Group	30,916	639,034
Wilshire Bancorp, Inc.	53,211	435,266
Wintrust Financial Corp.	16,097	661,104

		20,403,907

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group, Inc. (b)	60,004	1,545,703
Interface, Inc.	31,198	618,969
The Geo Group, Inc.	61,813	2,055,282
UniFirst Corp.	5,153	538,076

		4,758,030

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)	98,541	1,681,109
CalAmp Corp. (a)	28,559	503,495
Ixia (a)	47,712	747,647
Netgear, Inc. (a)(b)	32,868	1,014,307
Oplink Communications, Inc. (a)	6,349	119,488
PC-Tel, Inc.	6,478	57,330
Procera Networks, Inc. (a)(b)	18,016	279,068
Symmetricom, Inc. (a)	18,627	89,782
ViaSat, Inc. (a)(b)	13,669	871,399

		5,363,625

COMPUTERS & PERIPHERALS — 0.5%
Electronics for Imaging, Inc. (a)	39,431	1,249,174

CONSTRUCTION & ENGINEERING — 0.1%
Aegion Corp. (a)	15,418	365,869

CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc. (a)	62,565	562,459
Texas Industries, Inc. (a)(b)	18,212	1,207,638

		1,770,097

CONSUMER FINANCE — 2.0%
Encore Capital Group, Inc. (a)	19,755	905,964
First Cash Financial Services, Inc. (a)	24,873	1,441,390
Portfolio Recovery Associates, Inc. (a)	43,557	2,610,807

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (a)(b)	5,226	$469,922

		5,428,083

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	10,882	218,837

DISTRIBUTORS — 0.8%
Pool Corp.	40,108	2,251,262

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)(b)	15,198	574,484
Hillenbrand, Inc.	23,967	655,977
Outerwall, Inc. (a)(b)	24,101	1,204,809

		2,435,270

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	32,226	1,934,849

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc.	4,080	212,691
Cincinnati Bell, Inc. (a)	176,696	480,613
General Communication, Inc. (Class A) (a)	16,446	156,566
Lumos Networks Corp. (b)	5,815	126,011

		975,881

ELECTRICAL EQUIPMENT — 2.3%
AZZ, Inc.	21,683	907,650
Belden, Inc.	20,673	1,324,106
Brady Corp. (Class A)	15,831	482,846
Encore Wire Corp.	8,901	351,055
EnerSys	23,715	1,437,840
Franklin Electric Co., Inc.	33,489	1,319,467
II-VI, Inc. (a)	29,291	551,257

		6,374,221

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Agilysys, Inc. (a)	5,028	59,934
Badger Meter, Inc. (b)	12,198	567,207
Cognex Corp.	70,936	2,224,553
Coherent, Inc.	12,681	779,247
Daktronics, Inc.	12,030	134,616
DTS, Inc. (a)	5,784	121,464
Electro Scientific Industries, Inc.	10,178	119,184
FARO Technologies, Inc. (a)	8,328	351,192
FEI Co.	35,810	3,144,118
Littelfuse, Inc.	19,045	1,489,700
Measurement Specialties, Inc. (a)	12,695	688,577
MTS Systems Corp.	8,898	572,586
OSI Systems, Inc. (a)	10,306	767,488
Rofin-Sinar Technologies, Inc. (a)	10,399	251,760
Rogers Corp. (a)	9,089	540,614
TTM Technologies, Inc. (a)	19,342	188,584

		12,000,824

ENERGY EQUIPMENT & SERVICES — 1.1%
C&J Energy Services, Inc. (a)(b)	29,258	587,501
Exterran Holdings, Inc. (a)	23,378	644,531
Geospace Technologies Corp. (a)(b)	10,939	922,158
ION Geophysical Corp. (a)	46,435	241,462
Newpark Resources, Inc. (a)	44,200	559,572
Tesco Corp. (a)	6,254	103,629

		3,058,853

FOOD PRODUCTS — 2.7%
Annie’s, Inc. (a)	4,900	240,590
B&G Foods, Inc.	27,823	961,285
Cal-Maine Foods, Inc.	7,276	349,975
Calavo Growers, Inc.	4,511	136,413
Darling International, Inc. (a)	101,488	2,147,486
Hain Celestial Group, Inc. (a)	40,920	3,155,750
J&J Snack Foods Corp.	6,815	550,107

		7,541,606

HEALTH CARE EQUIPMENT & SUPPLIES — 5.5%
Abaxis, Inc. (b)	17,744	747,023
ABIOMED, Inc. (a)	18,682	356,266
Align Technology, Inc. (a)(b)	60,292	2,901,251
Analogic Corp.	10,433	862,183
Cantel Medical Corp.	28,632	911,929
CryoLife, Inc.	7,917	55,419
Cyberonics, Inc. (a)	20,926	1,061,785
Cynosure, Inc. (Class A) (a)	16,894	385,352
Greatbatch, Inc. (a)	20,411	694,586
Haemonetics Corp. (a)	44,155	1,760,902
HealthStream, Inc. (a)	17,374	658,127
ICU Medical, Inc. (a)	11,038	749,811
Integra LifeSciences Holdings Corp. (a)(b)	8,999	362,210
Meridian Bioscience, Inc. (b)	19,122	452,235
Merit Medical Systems, Inc. (a)	12,253	148,629
Natus Medical, Inc. (a)	14,827	210,247
Neogen Corp. (a)(b)	20,481	1,243,606
SurModics, Inc. (a)	6,814	162,037
West Pharmaceutical Services, Inc.	38,640	1,590,036

		15,313,634

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Air Methods Corp. (b)	29,739	1,266,881
AMN Healthcare Services, Inc. (a)	22,447	308,871
Bio-Reference Laboratories, Inc. (a)(b)	21,257	635,159
Chemed Corp. (b)	9,646	689,689
Corvel Corp. (a)	4,931	182,299
Hanger, Inc. (a)	29,538	997,203
Healthways, Inc. (a)	16,613	307,507
IPC The Hospitalist Co. (a)	7,129	363,650
Landauer, Inc. (b)	8,038	411,948
MWI Veterinary Supply, Inc. (a)	10,976	1,639,375

		6,802,582

HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs and Systems, Inc. (b)	5,634	329,589
Medidata Solutions, Inc. (a)	21,556	2,132,535
Omnicell, Inc. (a)	18,011	426,501

		2,888,625

HOTELS, RESTAURANTS & LEISURE — 3.2%
BJ’s Restaurants, Inc. (a)(b)	9,934	285,304
Buffalo Wild Wings, Inc. (a)(b)	16,144	1,795,536
DineEquity, Inc.	5,704	393,576
Interval Leisure Group, Inc.	34,134	806,586
Jack in the Box, Inc. (a)	13,957	558,280
Marriott Vacations Worldwide Corp. (a)	14,235	626,340

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Multimedia Games Holding Co., Inc. (a)	24,642	$851,381
Papa John’s International, Inc.	13,637	952,954
Ruth’s Hospitality Group, Inc.	30,790	365,169
SHFL Entertainment, Inc. (a)	48,476	1,114,948
Sonic Corp. (a)	22,933	407,061
Texas Roadhouse, Inc.	27,863	732,240

		8,889,375

HOUSEHOLD DURABLES — 2.4%
Ethan Allen Interiors, Inc. (b)	22,440	625,403
Helen of Troy, Ltd. (a)	13,072	577,782
iRobot Corp. (a)(b)	24,313	915,871
La-Z-Boy, Inc.	26,431	600,248
M/I Homes, Inc. (a)	20,773	428,339
Meritage Homes Corp. (a)	29,299	1,258,392
Standard Pacific Corp. (a)	84,406	667,651
The Ryland Group, Inc. (b)	39,705	1,609,641

		6,683,327

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	6,801	441,385

INSURANCE — 0.3%
eHealth, Inc. (a)	15,693	506,256
Employers Holdings, Inc.	10,788	320,835

		827,091

INTERNET & CATALOG RETAIL — 0.1%
Blue Nile, Inc. (a)(b)	6,143	251,433
PetMed Express, Inc.	7,279	118,575

		370,008

INTERNET SOFTWARE & SERVICES — 3.4%
Blucora, Inc. (a)(b)	35,225	809,470
comScore, Inc. (a)	13,390	387,908
Dealertrack Technologies, Inc. (a)	37,426	1,603,330
Dice Holdings, Inc. (a)(b)	34,150	290,616
j2 Global, Inc. (b)	21,250	1,052,300
Liquidity Services, Inc. (a)(b)	21,864	733,756
LivePerson, Inc. (a)(b)	42,752	403,579
LogMeIn, Inc. (a)	7,071	219,555
NIC, Inc.	51,389	1,187,600
OpenTable, Inc. (a)	19,608	1,372,168
Perficient, Inc. (a)	28,407	521,553
Stamps.com, Inc. (a)	12,364	567,878
XO Group, Inc. (a)	21,724	280,674

		9,430,387

IT SERVICES — 2.4%
Cardtronics, Inc. (a)	20,857	773,795
CSG Systems International, Inc.	16,318	408,766
ExlService Holdings, Inc. (a)	26,140	744,467
Forrester Research, Inc.	4,650	170,934
Heartland Payment Systems, Inc. (b)	19,392	770,250
Higher One Holdings, Inc. (a)	10,086	77,360
iGate Corp. (a)	24,570	682,063
MAXIMUS, Inc.	58,460	2,633,038
Virtusa Corp. (a)	11,091	322,305

		6,582,978

LEISURE EQUIPMENT & PRODUCTS — 1.8%
Arctic Cat, Inc.	11,361	648,145
Brunswick Corp.	77,690	3,100,608
Callaway Golf Co. (b)	24,717	175,985
Sturm Ruger & Co, Inc. (b)	16,696	1,045,670

		4,970,408

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Cambrex Corp. (a)	25,844	341,141
Luminex Corp. (a)(b)	31,305	626,100
PAREXEL International Corp. (a)	48,276	2,424,903

		3,392,144

MACHINERY — 3.2%
Actuant Corp. (Class A) (b)	42,816	1,662,973
EnPro Industries, Inc. (a)(b)	9,422	567,299
ESCO Technologies, Inc.	10,705	355,727
Kaydon Corp.	10,055	357,154
Lindsay Corp. (b)	10,930	892,106
Lydall, Inc. (a)	14,133	242,664
Mueller Industries, Inc.	15,073	839,114
Standex International Corp.	10,863	645,262
Tennant Co.	6,357	394,134
The Toro Co.	49,037	2,665,161
Titan International, Inc. (b)	25,050	366,732

		8,988,326

MEDIA — 0.0% (c)
Digital Generation, Inc. (a)(b)	8,968	115,956

METALS & MINING — 1.1%
AK Steel Holding Corp. (a)(b)	45,192	169,470
AMCOL International Corp. (b)	7,666	250,525
Globe Specialty Metals, Inc. (b)	55,850	860,649
Stillwater Mining Co. (a)(b)	60,440	665,444
SunCoke Energy, Inc. (a)	59,919	1,018,623

		2,964,711

MULTILINE RETAIL — 0.2%
Tuesday Morning Corp. (a)	31,301	477,966

OIL, GAS & CONSUMABLE FUELS — 2.7%
Approach Resources, Inc. (a)(b)	16,113	423,450
Carrizo Oil & Gas, Inc. (a)(b)	17,667	659,156
Comstock Resources, Inc.	15,823	251,744
Forest Oil Corp. (a)(b)	51,051	311,411
Gulfport Energy Corp. (a)	66,498	4,278,481
Northern Oil and Gas, Inc. (a)(b)	49,822	718,931
PDC Energy, Inc. (a)	11,739	698,940
PetroQuest Energy, Inc. (a)	25,769	103,334

		7,445,447

PAPER & FOREST PRODUCTS — 0.6%
Deltic Timber Corp.	9,464	616,485
Neenah Paper, Inc.	7,861	309,016
Schweitzer-Mauduit International, Inc.	10,691	647,126

		1,572,627

PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	14,774	443,072
Medifast, Inc. (a)	11,116	298,909
Prestige Brands Holdings, Inc. (a)	43,990	1,324,979

		2,066,960

PHARMACEUTICALS — 3.3%
Akorn, Inc. (a)(b)	60,431	1,189,282
Impax Laboratories, Inc. (a)	54,450	1,116,770
Questcor Pharmaceuticals, Inc. (b)	47,384	2,748,272

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

The Medicines Co. (a)	53,380	$1,789,298
ViroPharma, Inc. (a)	56,261	2,211,057

		9,054,679

PROFESSIONAL SERVICES — 0.9%
Exponent, Inc.	6,343	455,681
On Assignment, Inc. (a)	39,639	1,308,087
Resources Connection, Inc.	20,276	275,145
WageWorks, Inc. (a)	10,420	525,689

		2,564,602

REAL ESTATE INVESTMENT TRUSTS — 6.5%
Acadia Realty Trust	26,823	661,992
Agree Realty Corp.	3,517	106,143
Associated Estates Realty Corp. (b)	15,921	237,382
Capstead Mortgage Corp.	57,600	677,952
Cedar Realty Trust, Inc.	23,260	120,487
Colonial Properties Trust	27,782	624,817
Coresite Realty Corp. (b)	18,405	624,666
Cousins Properties, Inc.	77,900	801,591
EastGroup Properties, Inc. (b)	14,233	842,736
Getty Realty Corp.	9,362	181,904
Government Properties Income Trust	17,578	420,641
Healthcare Realty Trust, Inc.	44,009	1,017,048
Inland Real Estate Corp. (b)	34,833	356,342
Lexington Realty Trust (b)	69,767	783,483
LTC Properties, Inc.	14,463	549,305
Medical Properties Trust, Inc.	62,513	760,783
Mid-America Apartment Communities, Inc.	17,902	1,118,875
Parkway Properties, Inc.	14,804	263,067
Pennsylvania Real Estate Investment Trust	34,719	649,245
Post Properties, Inc.	46,853	2,109,322
PS Business Parks, Inc.	8,734	651,731
Sabra Healthcare REIT, Inc.	32,089	738,368
Saul Centers, Inc.	6,382	295,167
Sovran Self Storage, Inc.	16,992	1,285,955
Tanger Factory Outlet Centers, Inc.	45,425	1,483,126
Universal Health Realty Income Trust	10,767	450,814
Urstadt Biddle Properties, Inc. (Class A)	10,543	209,595

		18,022,537

ROAD & RAIL — 1.3%
Heartland Express, Inc. (b)	19,976	283,460
Knight Transportation, Inc.	25,191	416,155
Old Dominion Freight Line, Inc. (a)	59,913	2,755,399

		3,455,014

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Energy Industries, Inc. (a)	31,301	548,393
ATMI, Inc. (a)	13,778	365,393
Cabot Microelectronics Corp. (a)	9,982	384,507
CEVA, Inc. (a)	7,254	125,131
Cirrus Logic, Inc. (a)(b)	54,575	1,237,761
Diodes, Inc. (a)	18,455	452,147
Entropic Communications, Inc. (a)(b)	76,539	335,241
Exar Corp. (a)	41,115	551,352
Hittite Microwave Corp. (a)	27,097	1,770,789
Kopin Corp. (a)	18,392	74,120
Kulicke & Soffa Industries, Inc. (a)	64,371	743,485
Micrel, Inc.	18,352	167,187
Microsemi Corp. (a)	80,015	1,940,364
MKS Instruments, Inc.	22,345	594,154
Monolithic Power Systems, Inc.	29,086	880,724
Nanometrics, Inc. (a)(b)	18,367	296,076
Power Integrations, Inc.	12,574	680,882
Rudolph Technologies, Inc. (a)	27,751	316,361
Sigma Designs, Inc. (a)	10,584	59,165
Synaptics, Inc. (a)(b)	10,472	463,700
Ultratech, Inc. (a)(b)	23,563	713,959
Veeco Instruments, Inc. (a)(b)	33,279	1,238,977
Volterra Semiconductor Corp. (a)	13,533	311,259

		14,251,127

SOFTWARE — 4.4%
Blackbaud, Inc.	19,043	743,439
Bottomline Technologies, Inc. (a)	17,549	489,266
Ebix, Inc. (b)	13,696	136,138
Interactive Intelligence Group (a)	13,329	846,258
Manhattan Associates, Inc. (a)	16,621	1,586,474
MicroStrategy, Inc. (a)	4,364	452,809
Monotype Imaging Holdings, Inc.	19,747	565,949
Netscout Systems, Inc. (a)	32,155	822,203
Progress Software Corp. (a)	18,342	474,691
Quality Systems, Inc. (b)	17,327	376,516
Sourcefire, Inc. (a)	26,714	2,028,127
Synchronoss Technologies, Inc. (a)	12,559	477,995
Take-Two Interactive Software, Inc. (a)	39,693	720,825
Tangoe, Inc. (a)(b)	11,900	283,934
Tyler Technologies, Inc. (a)	24,057	2,104,266
Vasco Data Security International (a)	24,849	196,059

		12,304,949

SPECIALTY RETAIL — 3.7%
Brown Shoe Co., Inc.	16,465	386,434
Christopher & Banks Corp. (a)	17,149	123,644
Francesca’s Holdings Corp. (a)(b)	37,880	706,083
Haverty Furniture Cos., Inc.	7,021	172,225
Hibbett Sports, Inc. (a)(b)	22,082	1,239,904
Lithia Motors, Inc. (Class A)	9,765	712,454
Lumber Liquidators Holdings, Inc. (a)(b)	23,570	2,513,740
Monro Muffler Brake, Inc. (b)	10,542	490,098
Rue21, Inc. (a)(b)	1,367	55,145
Select Comfort Corp. (a)(b)	47,255	1,150,659
Stage Stores, Inc. (b)	16,726	321,139
The Buckle, Inc. (b)	14,987	810,047
Vitamin Shoppe, Inc. (a)	25,802	1,128,838
Zale Corp. (a)	13,244	201,309
Zumiez, Inc. (a)(b)	11,760	323,812

		10,335,531

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (a)	46,528	633,246
Fifth & Pacific Cos., Inc. (a)	49,591	1,246,222
Iconix Brand Group, Inc. (a)	22,069	733,132
Movado Group, Inc.	15,388	673,225
Oxford Industries, Inc.	12,275	834,455
Steven Madden, Ltd. (a)	34,458	1,854,874
Wolverine World Wide, Inc. (b)	23,905	1,391,988

		7,367,142

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.6%
BofI Holding, Inc. (a)(b)	10,100	$655,086
Brookline Bancorp, Inc.	36,625	344,641
Dime Community Bancshares	14,278	237,729
Oritani Financial Corp.	33,265	547,542

		1,784,998

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	17,667	909,850
DXP Enterprises, Inc. (a)	6,876	542,998
Kaman Corp.	8,649	327,451

		1,780,299

WATER UTILITIES — 0.2%
American States Water Co.	18,346	505,616

TOTAL COMMON STOCKS —
(Cost $214,629,068)		276,479,142

SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	27,602,017	27,602,017
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	303,003	303,003

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,905,020)		27,905,020

TOTAL INVESTMENTS — 109.9% (g)
(Cost $242,534,088)		304,384,162
OTHER ASSETS & LIABILITIES — (9.9)%		(27,471,820)

NET ASSETS — 100.0%		$276,912,342

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.6%
AAR Corp.	25,200	$688,716
Aerovironment, Inc. (a)(b)	12,991	300,092
American Science & Engineering, Inc.	3,184	192,027
Cubic Corp.	7,467	400,829
Curtiss-Wright Corp.	30,559	1,435,051
Engility Holdings, Inc. (a)(b)	11,068	351,188
GenCorp, Inc. (a)(b)	14,478	232,082
Moog, Inc. (Class A) (a)	29,364	1,722,786
National Presto Industries, Inc.	3,166	222,918
Orbital Sciences Corp. (a)	38,851	822,864
Teledyne Technologies, Inc. (a)	15,197	1,290,681

		7,659,234

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	16,251	749,334
Forward Air Corp.	7,545	304,441
HUB Group, Inc. (Class A) (a)	10,872	426,508

		1,480,283

AIRLINES — 0.2%
SkyWest, Inc.	33,379	484,663

AUTO COMPONENTS — 0.3%
Spartan Motors, Inc.	22,877	138,864
Standard Motor Products, Inc.	13,302	427,792
Superior Industries International, Inc.	7,499	133,707

		700,363

BIOTECHNOLOGY — 0.2%
Emergent Biosolutions, Inc. (a)	18,470	351,853

BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	25,025	1,131,130
AAON, Inc.	9,672	256,888
Apogee Enterprises, Inc.	8,448	250,737
Gibraltar Industries, Inc. (a)	18,728	267,061
Griffon Corp. (b)	28,839	361,641
Simpson Manufacturing Co., Inc.	13,813	449,889
Universal Forest Products, Inc.	12,717	535,386

		3,252,732

CAPITAL MARKETS — 2.2%
Calamos Asset Management, Inc. (Class A)	12,302	122,897
Evercore Partners, Inc. (Class A)	11,557	568,951
Financial Engines, Inc. (b)	14,999	891,541
Investment Technology Group, Inc. (a)	23,609	371,134
Piper Jaffray Co., Inc. (a)	4,198	143,949
Prospect Capital Corp. (b)	72,195	807,140
Stifel Financial Corp. (a)	38,111	1,570,935
SWS Group, Inc. (a)	18,353	102,410

		4,578,957

CHEMICALS — 2.6%
A. Schulman, Inc.	19,183	565,131
Balchem Corp.	9,373	485,053
Calgon Carbon Corp. (a)	20,843	395,809
Flotek Industries, Inc. (a)(b)	13,612	313,076
Hawkins, Inc.	3,426	129,297
Innophos Holdings, Inc.	14,177	748,262
Koppers Holdings, Inc.	8,123	346,446
Kraton Performance Polymers, Inc. (a)	20,994	411,273
LSB Industries, Inc. (a)	7,564	253,621
OM Group, Inc. (a)	20,609	696,172
Stepan Co.	12,177	702,978
Tredegar Corp.	6,549	170,274
Zep, Inc.	14,820	240,973

		5,458,365

COMMERCIAL BANKS — 6.5%
Banner Corp.	12,567	479,557
City Holding Co.	6,428	277,947
Columbia Banking System, Inc.	16,199	400,115
Community Bank System, Inc. (b)	25,900	883,708
CVB Financial Corp. (b)	39,143	529,213
First BanCorp- Puerto Rico (a)(b)	64,413	365,866
First Financial Bancorp	37,456	568,207
First Financial Bankshares, Inc. (b)	8,751	514,734
First Midwest Bancorp, Inc.	26,714	403,649
Glacier Bancorp, Inc. (b)	29,638	732,355
Hanmi Financial Corp.	20,408	338,161
Independent Bank Corp.-Massachusetts (b)	8,558	305,521
MB Financial, Inc.	15,681	442,831
NBT Bancorp, Inc. (b)	28,074	645,140
Old National Bancorp	64,929	921,992
S&T Bancorp, Inc.	19,319	467,906
Simmons First National Corp.	10,504	326,569
Sterling Bancorp	18,791	258,000
Susquehanna Bancshares, Inc.	55,526	696,851
Taylor Capital Group, Inc. (a)	2,452	54,312
Tompkins Financial Corp.	7,456	344,616
UMB Financial Corp.	13,544	735,981
Umpqua Holdings Corp.	72,090	1,169,300
United Bankshares, Inc. (b)	29,766	862,619
United Community Banks, Inc. (a)	24,846	372,690
Wintrust Financial Corp. (b)	13,685	562,043

		13,659,883

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	33,354	887,883
Consolidated Graphics, Inc. (a)	5,213	292,241
G & K Services, Inc. (Class A)	12,707	767,376
Interface, Inc.	13,763	273,058
Mobile Mini, Inc. (a)(b)	26,211	892,747
Tetra Tech, Inc. (a)(b)	41,579	1,076,480
UniFirst Corp.	6,085	635,396
United Stationers, Inc. (b)	25,693	1,117,645
Viad Corp.	12,961	323,377

		6,266,203

COMMUNICATIONS EQUIPMENT — 1.3%
Bel Fuse, Inc. (Class B)	6,365	111,006
Black Box Corp.	10,313	315,990
Comtech Telecommunications Corp.	10,774	262,024
Digi International, Inc. (a)	16,241	162,572
Harmonic, Inc. (a)	65,524	503,880
Oplink Communications, Inc. (a)	6,848	128,879
PC-Tel, Inc.	6,231	55,144
Symmetricom, Inc. (a)	11,952	57,609
ViaSat, Inc. (a)	16,735	1,066,856

		2,663,960

COMPUTERS & PERIPHERALS — 0.5%
Avid Technology, Inc. (a)	20,175	121,050
Intevac, Inc. (a)	15,033	88,093

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

QLogic Corp. (a)	56,520	$618,329
Super Micro Computer, Inc. (a)	20,936	283,474

		1,110,946

CONSTRUCTION & ENGINEERING — 1.5%
Aegion Corp. (a)(b)	13,445	319,050
Comfort Systems USA, Inc.	24,057	404,398
Dycom Industries, Inc. (a)	21,320	596,747
EMCOR Group, Inc.	43,191	1,690,064
Orion Marine Group, Inc. (a)	17,673	183,976

		3,194,235

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	18,104	819,749
Ezcorp, Inc. (Class A) (a)	34,884	588,842
World Acceptance Corp. (a)(b)	3,143	282,619

		1,691,210

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	8,940	179,783

DISTRIBUTORS — 0.1%
VOXX International Corp. (a)	12,683	173,757

DIVERSIFIED CONSUMER SERVICES — 1.0%
Capella Education Co. (a)	7,123	402,877
Career Education Corp. (a)	39,236	108,291
Corinthian Colleges, Inc. (a)(b)	50,661	110,948
Hillenbrand, Inc.	22,213	607,970
ITT Educational Services, Inc. (a)(b)	11,731	363,661
Lincoln Educational Services Corp. (b)	14,604	67,324
Strayer Education, Inc.	7,000	290,640
Universal Technical Institute, Inc.	13,984	169,626

		2,121,337

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	32,161	603,662

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Atlantic Tele-Network, Inc.	3,475	181,152
Cbeyond, Inc. (a)	18,537	118,822
General Communication, Inc. (Class A) (a)	8,212	78,178
Lumos Networks Corp. (b)	5,146	111,514

		489,666

ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	23,692	1,144,324
El Paso Electric Co.	26,015	868,901
UIL Holdings Corp. (b)	36,097	1,342,086
UNS Energy Corp.	26,728	1,246,059

		4,601,370

ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	12,626	808,695
Brady Corp. (Class A)	18,093	551,837
Encore Wire Corp.	5,292	208,717
EnerSys	12,889	781,460
II-VI, Inc. (a)	13,028	245,187
Powell Industries, Inc. (a)	5,901	361,672
Vicor Corp. (a)	11,647	95,272

		3,052,840

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Agilysys, Inc. (a)	5,239	62,449
Anixter International, Inc. (a)	17,266	1,513,538
Benchmark Electronics, Inc. (a)	35,155	804,698
Checkpoint Systems, Inc. (a)	26,388	440,680
Coherent, Inc.	6,088	374,108
CTS Corp.	22,079	348,186
Daktronics, Inc.	14,758	165,142
DTS, Inc. (a)	7,583	159,243
Electro Scientific Industries, Inc.	8,306	97,263
FARO Technologies, Inc. (a)	4,820	203,259
Insight Enterprises, Inc. (a)	27,245	515,475
Mercury Computer Systems, Inc. (a)	20,870	208,491
Methode Electronics, Inc. (Class A)	22,850	639,800
MTS Systems Corp.	3,409	219,369
Newport Corp. (a)	25,240	394,501
OSI Systems, Inc. (a)	4,422	329,306
Park Electrochemical Corp.	13,390	383,624
Plexus Corp. (a)	21,706	807,463
Rofin-Sinar Technologies, Inc. (a)	10,442	252,801
Rogers Corp. (a)	4,347	258,560
Scansource, Inc. (a)	18,085	625,741
SYNNEX Corp. (a)	16,922	1,039,857
TTM Technologies, Inc. (a)	21,619	210,785

		10,054,339

ENERGY EQUIPMENT & SERVICES — 3.6%
Basic Energy Services, Inc. (a)	17,100	216,144
Bristow Group, Inc.	23,415	1,703,675
C&J Energy Services, Inc. (a)(b)	6,861	137,769
Era Group, Inc. (a)	12,043	327,329
Exterran Holdings, Inc. (a)	20,026	552,117
Gulf Island Fabrication, Inc.	7,913	193,948
Hornbeck Offshore Services, Inc. (a)	20,955	1,203,655
ION Geophysical Corp. (a)	42,873	222,940
Matrix Service Co. (a)	16,775	329,126
Newpark Resources, Inc. (a)	23,200	293,712
Pioneer Energy Services Corp. (a)	40,175	301,714
SEACOR Holdings, Inc. (b)	12,101	1,094,414
Tesco Corp. (a)	15,732	260,679
Tetra Technologies, Inc. (a)	51,172	641,185

		7,478,407

FOOD & STAPLES RETAILING — 1.5%
Casey’s General Stores, Inc.	24,913	1,831,106
Nash Finch Co.	7,886	208,269
Spartan Stores, Inc.	14,175	312,701
The Andersons, Inc.	11,266	787,493

		3,139,569

FOOD PRODUCTS — 2.5%
Annie’s, Inc. (a)	5,600	274,960
B&G Foods, Inc.	13,015	449,668
Cal-Maine Foods, Inc.	4,378	210,582
Calavo Growers, Inc.	4,677	141,432
Diamond Foods, Inc. (a)(b)	13,190	311,020
J&J Snack Foods Corp.	4,209	339,751
Sanderson Farms, Inc.	13,125	856,275
Seneca Foods Corp. (a)	4,528	136,248
Snyders-Lance, Inc.	31,385	905,457

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

TreeHouse Foods, Inc. (a)	23,428	$1,565,693

		5,191,086

GAS UTILITIES — 3.4%
New Jersey Resources Corp.	26,701	1,176,179
Northwest Natural Gas Co. (b)	17,459	732,929
Piedmont Natural Gas Co., Inc.	48,937	1,609,049
South Jersey Industries, Inc.	20,740	1,214,949
Southwest Gas Corp.	29,853	1,492,650
The Laclede Group, Inc.	19,557	880,065

		7,105,821

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
ABIOMED, Inc. (a)	8,574	163,506
CONMED Corp.	17,718	602,235
CryoLife, Inc.	10,023	70,161
Integra LifeSciences Holdings Corp. (a)(b)	6,535	263,034
Invacare Corp.	18,819	325,004
Meridian Bioscience, Inc. (b)	12,365	292,432
Merit Medical Systems, Inc. (a)	16,273	197,391
Natus Medical, Inc. (a)	6,629	93,999
NuVasive, Inc. (a)	28,696	702,765
SurModics, Inc. (a)	4,070	96,785
Symmetry Medical, Inc. (a)	24,281	198,133
West Pharmaceutical Services, Inc.	15,994	658,153

		3,663,598

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Almost Family, Inc.	5,321	103,387
Amedisys, Inc. (a)(b)	20,496	352,941
AMN Healthcare Services, Inc. (a)	12,842	176,706
AmSurg Corp. (a)	20,751	823,815
Centene Corp. (a)	35,267	2,255,677
Chemed Corp. (b)	4,708	336,622
Corvel Corp. (a)	3,727	137,787
Cross Country Healthcare, Inc. (a)	17,446	105,723
Gentiva Health Services, Inc. (a)	19,467	234,383
Healthways, Inc. (a)(b)	9,463	175,160
IPC The Hospitalist Co. (a)(b)	5,561	283,667
Kindred Healthcare, Inc.	34,727	466,384
LHC Group, Inc. (a)	7,844	184,020
Magellan Health Services, Inc. (a)	17,292	1,036,828
Molina Healthcare, Inc. (a)(b)	18,265	650,234
PharMerica Corp. (a)	19,135	253,921
The Ensign Group, Inc.	12,604	518,150

		8,095,405

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (b)	2,523	147,596
Omnicell, Inc. (a)	8,927	211,391

		358,987

HOTELS, RESTAURANTS & LEISURE — 3.7%
Biglari Holdings, Inc. (a)(b)	940	387,910
BJ’s Restaurants, Inc. (a)(b)	8,488	243,775
Boyd Gaming Corp. (a)	48,581	687,421
CEC Entertainment, Inc.	10,580	485,199
Cracker Barrel Old Country Store, Inc.	15,323	1,581,947
DineEquity, Inc.	6,194	427,386
Jack in the Box, Inc. (a)	17,263	690,520
Marcus Corp.	11,717	170,248
Marriott Vacations Worldwide Corp. (a)	8,926	392,744
Monarch Casino & Resort, Inc. (a)	6,142	116,575
Pinnacle Entertainment, Inc. (a)	37,769	946,113
Red Robin Gourmet Burgers, Inc. (a)	8,484	603,212
Ruby Tuesday, Inc. (a)(b)	37,139	278,543
Sonic Corp. (a)	16,079	285,402
Texas Roadhouse, Inc.	17,916	470,833

		7,767,828

HOUSEHOLD DURABLES — 0.7%
Blyth, Inc. (b)	5,494	75,982
Helen of Troy, Ltd. (a)	9,449	417,646
La-Z-Boy, Inc.	13,897	315,601
Standard Pacific Corp. (a)	32,727	258,870
Universal Electronics, Inc. (a)	10,025	361,201

		1,429,300

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	27,104	185,662
WD-40 Co.	4,075	264,468

		450,130

INSURANCE — 3.7%
AMERISAFE, Inc.	11,834	420,225
Employers Holdings, Inc.	12,001	356,910
Horace Mann Educators Corp.	25,680	728,798
Infinity Property & Casualty Corp.	7,376	476,490
Meadowbrook Insurance Group, Inc.	30,454	197,951
ProAssurance Corp.	40,096	1,806,726
RLI Corp.	11,018	963,193
Safety Insurance Group, Inc.	8,336	441,558
Selective Insurance Group, Inc.	36,050	883,225
Stewart Information Services Corp.	13,440	429,946
The Navigators Group, Inc. (a)	6,875	397,169
Tower Group International, Ltd.	25,398	177,786
United Fire Group, Inc.	13,866	422,497

		7,702,474

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	3,294	134,823
NutriSystem, Inc.	18,566	266,979
PetMed Express, Inc.	7,243	117,989

		519,791

INTERNET SOFTWARE & SERVICES — 1.1%
comScore, Inc. (a)	11,541	334,343
Digital River, Inc. (a)	18,710	334,348
j2 Global, Inc. (b)	12,027	595,577
LogMeIn, Inc. (a)	9,753	302,830
QuinStreet, Inc. (a)	18,395	173,833
United Online, Inc.	59,582	475,464

		2,216,395

IT SERVICES — 1.7%
CACI International, Inc. (Class A) (a)	15,133	1,045,842
Cardtronics, Inc. (a)	13,278	492,614
CIBER, Inc. (a)	43,406	143,240
CSG Systems International, Inc.	9,613	240,806
Forrester Research, Inc.	4,994	183,579
Heartland Payment Systems, Inc. (b)	9,221	366,258
Higher One Holdings, Inc. (a)	12,774	97,976
Sykes Enterprises, Inc. (a)	25,469	456,150

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

TeleTech Holdings, Inc. (a)	12,422	$311,668
Virtusa Corp. (a)	6,592	191,563

		3,529,696

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Callaway Golf Co. (b)	26,713	190,197
JAKKS Pacific, Inc. (b)	11,049	49,610

		239,807

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Affymetrix, Inc. (a)	45,843	284,227

MACHINERY — 3.9%
Actuant Corp. (Class A) (b)	15,118	587,183
Albany International Corp. (Class A)	18,159	651,363
Astec Industries, Inc.	12,114	435,620
Barnes Group, Inc.	29,337	1,024,448
Briggs & Stratton Corp. (b)	30,845	620,601
CIRCOR International, Inc.	11,343	705,308
EnPro Industries, Inc. (a)(b)	6,315	380,226
ESCO Technologies, Inc.	9,135	303,556
Federal Signal Corp. (a)	40,416	520,154
John Bean Technologies Corp.	17,525	436,022
Kaydon Corp.	13,348	474,121
Mueller Industries, Inc.	6,800	378,556
Tennant Co.	6,966	431,892
Titan International, Inc. (b)	16,007	234,343
Watts Water Technologies, Inc. (Class A)	18,533	1,044,705

		8,228,098

MEDIA — 1.1%
Digital Generation, Inc. (a)(b)	6,877	88,920
Harte-Hanks, Inc.	28,052	247,699
Live Nation Entertainment, Inc. (a)	90,725	1,682,949
The E.W. Scripps Co. (Class A) (a)(b)	19,681	361,146

		2,380,714

METALS & MINING — 1.8%
A.M. Castle & Co. (a)(b)	10,777	173,510
AK Steel Holding Corp. (a)(b)	52,902	198,382
AMCOL International Corp. (b)	10,316	337,127
Century Aluminum Co. (a)	33,379	268,701
Haynes International, Inc.	8,049	364,861
Kaiser Aluminum Corp.	12,105	862,481
Materion Corp.	13,263	425,212
Olympic Steel, Inc.	5,950	165,291
RTI International Metals, Inc. (a)	19,765	633,271
Stillwater Mining Co. (a)(b)	30,391	334,605

		3,763,441

MULTI-UTILITIES — 1.0%
Avista Corp.	38,708	1,021,891
NorthWestern Corp.	24,745	1,111,546

		2,133,437

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	21,887	342,531

OIL, GAS & CONSUMABLE FUELS — 2.2%
Approach Resources, Inc. (a)(b)	10,392	273,102
Carrizo Oil & Gas, Inc. (a)(b)	10,949	408,507
Cloud Peak Energy, Inc. (a)	39,426	578,379
Comstock Resources, Inc.	17,483	278,155
Contango Oil & Gas Co.	8,635	317,336
Forest Oil Corp. (a)(b)	38,403	234,258
PDC Energy, Inc. (a)	14,200	845,468
Penn Virginia Corp. (a)(b)	34,089	226,692
PetroQuest Energy, Inc. (a)	16,511	66,209
Stone Energy Corp. (a)	32,188	1,043,857
Swift Energy Co. (a)(b)	28,237	322,467

		4,594,430

PAPER & FOREST PRODUCTS — 1.8%
Clearwater Paper Corp. (a)	14,154	676,136
KapStone Paper and Packaging Corp.	25,782	1,103,470
Neenah Paper, Inc.	4,331	170,252
P.H. Glatfelter Co.	27,713	750,191
Schweitzer-Mauduit International, Inc.	12,160	736,045
Wausau Paper Corp.	31,842	413,627

		3,849,721

PHARMACEUTICALS — 0.1%
Hi-Tech Pharmacal Co., Inc.	7,223	311,672

PROFESSIONAL SERVICES — 1.9%
CDI Corp.	9,005	137,866
Exponent, Inc.	3,787	272,058
Heidrick & Struggles International, Inc.	10,652	203,027
Insperity, Inc.	14,703	552,833
Kelly Services, Inc. (Class A)	17,845	347,442
Korn/Ferry International (a)	32,055	685,977
Navigant Consulting, Inc. (a)	32,165	497,271
Resources Connection, Inc.	10,965	148,795
TrueBlue, Inc. (a)	26,362	632,952
WageWorks, Inc. (a)	10,956	552,730

		4,030,951

REAL ESTATE INVESTMENT TRUSTS — 7.6%
Acadia Realty Trust	15,599	384,983
Agree Realty Corp.	5,456	164,662
Associated Estates Realty Corp. (b)	20,494	305,566
Capstead Mortgage Corp.	18,600	218,922
Cedar Realty Trust, Inc.	22,387	115,965
Colonial Properties Trust	31,614	710,999
Cousins Properties, Inc.	54,511	560,918
DiamondRock Hospitality Co.	126,408	1,348,773
EastGroup Properties, Inc. (b)	8,742	517,614
EPR Properties (b)	30,398	1,481,599
Franklin Street Properties Corp.	56,182	715,759
Getty Realty Corp.	10,091	196,068
Government Properties Income Trust (b)	22,027	527,106
Healthcare Realty Trust, Inc.	28,406	656,463
Inland Real Estate Corp. (b)	27,539	281,724
Kite Realty Group Trust (b)	60,437	358,391
LaSalle Hotel Properties	62,157	1,772,718
Lexington Realty Trust (b)	71,974	808,268
LTC Properties, Inc.	11,334	430,465
Medical Properties Trust, Inc.	56,026	681,836
Mid-America Apartment Communities, Inc.	14,053	878,312
Parkway Properties, Inc.	16,538	293,880
Pennsylvania Real Estate Investment Trust	17,582	328,783
PS Business Parks, Inc.	5,301	395,561

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Saul Centers, Inc.	3,282	$151,793
Sovran Self Storage, Inc.	7,507	568,130
Tanger Factory Outlet Centers, Inc.	26,783	874,465
Urstadt Biddle Properties, Inc. (Class A)	8,956	178,045

		15,907,768

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	22,498	484,382

ROAD & RAIL — 0.5%
Arkansas Best Corp.	15,683	402,582
Heartland Express, Inc. (b)	16,893	239,712
Knight Transportation, Inc. (b)	19,137	316,143

		958,437

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ATMI, Inc. (a)	10,338	274,164
Brooks Automation, Inc.	42,703	397,565
Cabot Microelectronics Corp. (a)	7,380	284,278
CEVA, Inc. (a)	8,846	152,594
Cohu, Inc.	14,788	161,337
Diodes, Inc. (a)	9,349	229,050
DSP Group, Inc. (a)	14,645	103,247
GT Advanced Technologies, Inc. (a)(b)	79,610	677,481
Kopin Corp. (a)	25,610	103,208
Micrel, Inc.	16,198	147,564
MKS Instruments, Inc.	17,441	463,756
Pericom Semiconductor Corp. (a)	13,885	108,303
Power Integrations, Inc.	9,466	512,584
Rubicon Technology, Inc. (a)(b)	11,135	134,845
Sigma Designs, Inc. (a)	12,378	69,193
Supertex, Inc.	6,751	171,070
Synaptics, Inc. (a)(b)	13,921	616,422
Tessera Technologies, Inc.	31,260	604,881
TriQuint Semiconductor, Inc. (a)	100,830	819,748
Volterra Semiconductor Corp. (a)	5,692	130,916

		6,162,206

SOFTWARE — 1.8%
Blackbaud, Inc.	14,963	584,156
Bottomline Technologies, Inc. (a)(b)	10,227	285,129
Ebix, Inc. (b)	10,622	105,583
EPIQ Systems, Inc.	20,759	274,434
MicroStrategy, Inc. (a)	2,649	274,860
Monotype Imaging Holdings, Inc.	10,165	291,329
Progress Software Corp. (a)	20,915	541,280
Quality Systems, Inc.	14,878	323,299
Synchronoss Technologies, Inc. (a)(b)	9,904	376,946
Take-Two Interactive Software, Inc. (a)	26,678	484,472
Tangoe, Inc. (a)(b)	12,687	302,712

		3,844,200

SPECIALTY RETAIL — 5.3%
Barnes & Noble, Inc. (a)	24,000	310,560
Big 5 Sporting Goods Corp.	11,767	189,213
Brown Shoe Co., Inc.	13,966	327,782
Christopher & Banks Corp. (a)	10,498	75,691
Genesco, Inc. (a)(b)	15,474	1,014,785
Group 1 Automotive, Inc. (b)	13,706	1,064,682
Haverty Furniture Cos., Inc.	7,308	179,265
Jos. A. Bank Clothiers, Inc. (a)(b)	18,103	795,808
Kirkland’s, Inc. (a)	9,758	179,938
Lithia Motors, Inc. (Class A)	7,070	515,827
MarineMax, Inc. (a)	15,738	192,004
Monro Muffler Brake, Inc. (b)	11,217	521,478
OfficeMax, Inc.	56,101	717,532
Pep Boys-Manny, Moe & Jack (a)	34,204	426,524
Sonic Automotive, Inc. (Class A) (b)	22,078	525,456
Stage Stores, Inc. (b)	7,843	150,586
Stein Mart, Inc.	17,902	245,615
The Buckle, Inc. (b)	6,819	368,567
The Cato Corp. (Class A)	17,333	484,977
The Children’s Place Retail Stores, Inc. (a)	14,327	828,960
The Finish Line, Inc. (Class A)	31,602	785,942
The Men’s Wearhouse, Inc.	29,210	994,601
Zale Corp. (a)	10,887	165,482
Zumiez, Inc. (a)	5,157	141,998

		11,203,273

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Crocs, Inc. (a)	21,618	294,221
Fifth & Pacific Cos., Inc. (a)	42,164	1,059,581
Iconix Brand Group, Inc. (a)(b)	18,127	602,179
Maidenform Brands, Inc. (a)	14,973	351,716
Perry Ellis International, Inc.	8,313	156,617
Quiksilver, Inc. (a)(b)	83,426	586,485
Skechers U.S.A., Inc. (a)	25,476	792,558
Wolverine World Wide, Inc. (b)	14,196	826,633

		4,669,990

THRIFTS & MORTGAGE FINANCE — 1.0%
Bank Mutual Corp.	28,644	179,598
Brookline Bancorp, Inc.	17,732	166,858
Dime Community Bancshares	8,283	137,912
Northwest Bancshares, Inc.	60,704	802,507
Provident Financial Services, Inc.	34,367	557,089
TrustCo Bank Corp. NY	61,073	363,995

		2,207,959

TOBACCO — 0.1%
Alliance One International, Inc. (a)	53,417	155,443

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	13,968	719,352
DXP Enterprises, Inc. (a)(b)	1,468	115,928
Kaman Corp.	10,730	406,238

		1,241,518

WATER UTILITIES — 0.1%
American States Water Co.	11,106	306,081

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	10,093	189,749
USA Mobility, Inc.	14,327	202,870

		392,619

TOTAL COMMON STOCKS —
(Cost $176,032,633)		210,171,033

SHORT TERM INVESTMENTS — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,088,844	17,088,844

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	300,673	$300,673

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,389,517)		17,389,517

TOTAL INVESTMENTS — 108.0% (f)
(Cost $193,422,150)		227,560,550
OTHER ASSETS & LIABILITIES — (8.0)%		(16,854,153)

NET ASSETS — 100.0%		$210,706,397

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	19,063	$637,060
National Australia Bank, Ltd.	20,581	660,463

		1,297,523

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,518	649,203

BRAZIL — 2.0%
Cia Energetica de Minas Gerais	77,928	673,541
Petroleo Brasileiro SA ADR	39,307	657,606
Petroleo Brasileiro SA Preference Shares	1,500	12,372
Vale SA Preference Shares	43,877	621,675

		1,965,194

CANADA — 2.0%
Canadian Oil Sands, Ltd. (a)	32,974	640,297
Potash Corp. of Saskatchewan, Inc. (a)	19,597	614,086
Royal Bank of Canada (a)	10,118	649,663

		1,904,046

CHINA — 2.6%
China Construction Bank Corp.	818,461	630,060
China Petroleum & Chemical Corp.	816,744	639,270
Industrial & Commercial Bank of China	906,016	632,038
PetroChina Co., Ltd.	571,431	630,736

		2,532,104

DENMARK — 0.8%
Vestas Wind Systems A/S (b)	29,235	738,085

FINLAND — 0.7%
Sampo Oyj (Class A)	15,056	647,287

FRANCE — 6.1%
BNP Paribas	9,609	650,361
Carrefour SA	18,812	646,171
Compagnie de Saint-Gobain	13,050	646,633
GDF Suez	26,525	666,767
LVMH Moet Hennessy Louis Vuitton SA	3,428	675,630
Societe Generale	13,071	651,654
Total SA	11,227	651,894
Veolia Environnement SA	37,405	639,245
Vinci SA	11,450	666,005

		5,894,360

GERMANY — 4.7%
Allianz SE	4,266	671,017
BASF SE	6,893	661,547
Daimler AG	8,411	656,036
Deutsche Bank AG	13,787	633,415
E.ON AG	35,009	623,178
SAP AG	8,788	650,348
Siemens AG	5,533	667,037

		4,562,578

HONG KONG — 3.3%
China Mobile, Ltd.	56,521	631,522
China Unicom (Hong Kong), Ltd. (a)	391,404	610,689
CLP Holdings, Ltd.	78,334	637,872
Esprit Holdings, Ltd.	409,437	655,720
Hutchison Whampoa, Ltd.	52,759	632,007

		3,167,810

INDIA — 1.9%
Bharti Airtel, Ltd.	124,104	631,671
Infosys Technologies, Ltd. ADR	13,352	642,365
Reliance Industries, Ltd.	11,321	148,716
Reliance Industries, Ltd. GDR (c)	17,490	459,812

		1,882,564

ITALY — 1.3%
Assicurazioni Generali SpA	32,219	643,296
UniCredit SpA	103,004	657,001

		1,300,297

JAPAN — 10.7%
Bridgestone Corp.	18,349	668,511
Canon, Inc. (a)	19,821	632,252
Honda Motor Co., Ltd.	16,575	630,906
Komatsu, Ltd. (a)	25,003	621,476
Mitsubishi Corp.	32,389	655,537
Mitsubishi UFJ Financial Group, Inc.	100,447	641,837
Mitsui & Co., Ltd.	44,151	641,624
Mizuho Financial Group, Inc.	294,641	639,577
Nintendo Co., Ltd.	5,860	664,681
Nippon Steel Corp.	191,961	651,445
Panasonic Corp.	68,744	664,146
Seven & I Holdings Co., Ltd.	17,596	641,974
Sony Corp. (a)	30,262	647,028
Takeda Pharmaceutical Co., Ltd.	13,609	642,830
Toshiba Corp.	156,205	700,435
Toyota Motor Corp.	10,074	643,709

		10,387,968

LUXEMBOURG — 0.7%
ArcelorMittal	45,704	628,571

MEXICO — 0.6%
America Movil SAB de CV	629,848	622,013

NETHERLANDS ANTILLES — 0.7%
Schlumberger, Ltd.	7,379	652,008

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	177,567	648,982

RUSSIA — 0.7%
Gazprom OAO ADR (a)	73,229	645,147

SOUTH KOREA — 1.3%
LG Electronics, Inc. (a)	9,472	627,545
Samsung Electronics Co., Ltd. GDR	986	629,068

		1,256,613

SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA	60,530	676,795
Banco Santander SA	83,425	680,732
Telefonica SA (b)	42,949	669,168

		2,026,695

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	47,015	625,832

SWITZERLAND — 4.1%
ABB, Ltd. (b)	27,985	661,984
Credit Suisse Group AG (b)	20,923	639,086
Nestle SA	9,562	668,838
Novartis AG	8,390	644,849
Roche Holding AG	2,514	678,092

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

UBS AG (b)	30,604	$626,125

		3,918,974

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,049	628,351

UNITED KINGDOM — 7.3%
Anglo American PLC	25,630	630,049
AstraZeneca PLC	12,664	659,437
BAE Systems PLC	90,623	666,854
BP PLC	90,849	637,180
GlaxoSmithKline PLC	24,785	625,131
HSBC Holdings PLC	57,266	620,778
National Grid PLC	54,215	641,348
Rio Tinto PLC	12,790	626,127
Royal Dutch Shell PLC (Class A)	19,475	642,714
Tesco PLC	108,066	628,257
Vodafone Group PLC	189,625	663,290

		7,041,165

UNITED STATES — 42.1%
3M Co.	5,378	642,187
Abbott Laboratories	18,257	605,950
Alcoa, Inc.	78,975	641,277
Amazon.com, Inc. (b)	2,170	678,429
American Express Co.	8,476	640,108
Amgen, Inc.	5,600	626,864
Apple, Inc.	1,428	680,799
AT&T, Inc.	18,624	629,864
Bank of America Corp.	43,992	607,090
Baxter International, Inc.	8,953	588,123
Berkshire Hathaway, Inc. (Class B) (b)	5,700	647,007
Carnival Corp.	17,065	557,002
Caterpillar, Inc.	7,349	612,686
Chevron Corp.	5,220	634,230
Cisco Systems, Inc.	26,271	615,267
Colgate-Palmolive Co.	10,742	637,001
ConocoPhillips	9,230	641,577
Deere & Co.	7,775	632,807
E. I. du Pont de Nemours & Co.	10,968	642,286
eBay, Inc. (b)	12,012	670,149
Express Scripts Holding Co. (b)	9,704	599,513
Exxon Mobil Corp.	7,239	622,844
FedEx Corp.	6,004	685,116
Freeport-McMoRan Copper & Gold, Inc.	19,266	637,319
General Electric Co.	26,846	641,351
Gilead Sciences, Inc. (b)	10,056	631,919
Google, Inc. (Class A) (b)	698	611,385
Hewlett-Packard Co.	28,905	606,427
Honeywell International, Inc.	7,595	630,689
Intel Corp.	27,168	622,691
International Business Machines Corp.	3,315	613,872
Johnson & Johnson	7,271	630,323
JPMorgan Chase & Co.	12,105	625,707
McDonald’s Corp.	6,614	636,333
Medtronic, Inc.	11,889	633,089
Merck & Co., Inc.	13,367	636,403
Microsoft Corp.	19,323	643,649
Mondelez International, Inc. (Class A)	20,216	635,187
Monsanto Co.	6,139	640,727
NIKE, Inc. (Class B)	9,440	685,722
Pfizer, Inc.	22,480	645,401
Philip Morris International, Inc.	7,320	633,839
QUALCOMM, Inc.	9,355	630,153
Southwest Airlines Co.	45,884	668,071
Starbucks Corp.	8,502	654,399
The Bank of New York Mellon Corp.	20,489	618,563
The Boeing Co.	5,770	677,975
The Coca-Cola Co.	16,640	630,323
The Goldman Sachs Group, Inc.	3,914	619,234
The Home Depot, Inc.	8,511	645,559
The NASDAQ OMX Group, Inc.	20,427	655,502
The Procter & Gamble Co.	8,130	614,547
The Travelers Cos., Inc.	7,690	651,881
The Walt Disney Co.	9,605	619,426
The Williams Cos., Inc.	17,713	644,045
Time Warner, Inc.	10,194	670,867
Twenty-First Century Fox, Inc.	19,547	654,824
United Parcel Service, Inc. (Class B)	7,282	665,356
United Technologies Corp.	5,960	642,607
UnitedHealth Group, Inc.	8,625	617,636
Verizon Communications, Inc.	13,388	624,684
Visa, Inc. (Class A)	3,445	658,339
Wal-Mart Stores, Inc.	8,637	638,793
Wells Fargo & Co.	15,155	626,205

		40,709,198

TOTAL COMMON STOCKS —
(Cost $92,344,570)		96,332,568

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 10/14/13) (a)(b) (Cost $8,114)	60,530	8,276

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,395,430	2,395,430
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	120,800	120,800

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,516,230)		2,516,230

TOTAL INVESTMENTS — 102.3% (h)
(Cost $94,868,914)		98,857,074
OTHER ASSETS & LIABILITIES — (2.3)%		(2,176,509)

NET ASSETS — 100.0%		$96,680,565

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

Industry Breakdown as of September 30, 2013*

Percent of
Industry**	Net Assets

Commercial Banks	8.7%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	5.3
Metals & Mining	5.3
Industrial Conglomerates	3.4
Capital Markets	3.2
Aerospace & Defense	2.7
Insurance	2.7
Multi-Utilities	2.7
Chemicals	2.7
Food & Staples Retailing	2.6
Wireless Telecommunication Services	2.6
Diversified Financial Services	2.6
Diversified Telecommunication Services	2.6
Electric Utilities	2.0
Software	2.0
Media	2.0
Household Durables	2.0
Automobiles	2.0
IT Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Communications Equipment	1.9
Machinery	1.9
Hotels, Restaurants & Leisure	1.9
Health Care Equipment & Supplies	1.9
Electrical Equipment	1.5
Textiles, Apparel & Luxury Goods	1.4
Air Freight & Logistics	1.4
Food Products	1.4
Specialty Retail	1.4
Trading Companies & Distributors	1.3
Computers & Peripherals	1.3
Internet Software & Services	1.3
Beverages	1.3
Biotechnology	1.3
Household Products	1.3
Health Care Providers & Services	1.3
Internet & Catalog Retail	0.7
Auto Components	0.7
Airlines	0.7
Construction & Engineering	0.7
Energy Equipment & Services	0.7
Building Products	0.7
Consumer Finance	0.7
Tobacco	0.7
Office Electronics	0.7
Short Term Investments	2.6
Other Assets & Liabilities	(2.3)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments).

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
DIVERSIFIED REITS — 6.1%
Colonial Properties Trust	395,721	$8,899,765
Cousins Properties, Inc.	854,148	8,789,183
Liberty Property Trust	691,786	24,627,582
PS Business Parks, Inc.	88,912	6,634,614
Vornado Realty Trust	842,081	70,785,329
Washington Real Estate Investment Trust (a)	321,983	8,136,510

		127,872,983

INDUSTRIAL REITS — 6.1%
DCT Industrial Trust, Inc.	1,517,400	10,910,106
DuPont Fabros Technology, Inc. (a)	313,007	8,066,190
EastGroup Properties, Inc. (a)	146,715	8,686,995
First Industrial Realty Trust, Inc.	482,900	7,856,783
First Potomac Realty Trust	286,438	3,600,526
ProLogis	2,414,348	90,827,772

		129,948,372

OFFICE REITS — 15.6%
Alexandria Real Estate Equities, Inc.	345,870	22,083,800
BioMed Realty Trust, Inc.	930,454	17,297,140
Boston Properties, Inc.	737,864	78,877,662
Brandywine Realty Trust	758,751	10,000,338
CommonWealth REIT	538,543	11,799,477
Corporate Office Properties Trust	423,429	9,781,210
Digital Realty Trust, Inc. (a)	621,893	33,022,518
Douglas Emmett, Inc.	628,381	14,748,102
Duke Realty Corp.	1,573,882	24,300,738
Franklin Street Properties Corp.	422,066	5,377,121
Highwoods Properties, Inc.	435,063	15,362,075
Kilroy Realty Corp.	393,193	19,639,990
Mack-Cali Realty Corp.	426,147	9,349,665
Parkway Properties, Inc.	210,031	3,732,251
Piedmont Office Realty Trust, Inc. (Class A)	811,311	14,084,359
SL Green Realty Corp.	445,329	39,563,028

		329,019,474

RESIDENTIAL REITS — 17.7%
American Campus Communities, Inc.	507,368	17,326,617
American Homes 4 Rent (Class A) (b)	223,800	3,614,370
Apartment Investment & Management Co. (Class A)	706,463	19,738,576
Associated Estates Realty Corp. (a)	248,653	3,707,416
AvalonBay Communities, Inc.	588,938	74,848,130
BRE Properties, Inc.	373,680	18,967,997
Camden Property Trust	412,860	25,366,118
Education Realty Trust, Inc.	555,925	5,058,918
Equity Lifestyle Properties, Inc.	383,447	13,102,384
Equity Residential	1,622,609	86,923,164
Essex Property Trust, Inc.	184,112	27,193,342
Home Properties, Inc.	277,219	16,009,397
Mid-America Apartment Communities, Inc. (a)	206,962	12,935,125
Post Properties, Inc.	264,400	11,903,288
Sun Communities, Inc. (a)	164,012	6,990,192
UDR, Inc.	1,214,145	28,775,237

		372,460,271

RETAIL REITS — 25.5%
Acadia Realty Trust	272,648	6,728,953
CBL & Associates Properties, Inc.	822,668	15,712,959
Cedar Realty Trust, Inc.	301,015	1,559,258
DDR Corp. (a)	1,255,074	19,717,213
Equity One, Inc.	305,737	6,683,411
Federal Realty Investment Trust	318,096	32,270,839
General Growth Properties, Inc.	2,682,257	51,740,737
Glimcher Realty Trust	702,324	6,847,659
Inland Real Estate Corp. (a)	405,326	4,146,485
Kimco Realty Corp. (a)	1,983,500	40,027,030
Kite Realty Group Trust (a)	431,959	2,561,517
Pennsylvania Real Estate Investment Trust	330,011	6,171,206
Ramco-Gershenson Properties Trust	295,370	4,551,652
Regency Centers Corp.	446,894	21,607,325
Rouse Properties, Inc. (a)	124,975	2,571,985
Saul Centers, Inc.	60,953	2,819,076
Simon Property Group, Inc.	1,502,696	222,744,628
Tanger Factory Outlet Centers, Inc.	457,253	14,929,310
Taubman Centers, Inc.	309,133	20,807,742
The Macerich Co.	680,660	38,416,450
Weingarten Realty Investors	543,181	15,931,499

		538,546,934

SPECIALIZED REITS — 28.5%
Ashford Hospitality Trust, Inc.	339,410	4,188,319
CubeSmart	606,293	10,816,267
DiamondRock Hospitality Co.	946,486	10,099,006
Extra Space Storage, Inc.	512,946	23,467,280
FelCor Lodging Trust, Inc. (a)(b)	545,331	3,359,239
HCP, Inc.	2,203,617	90,238,116
Health Care REIT, Inc.	1,388,396	86,608,142
Healthcare Realty Trust, Inc.	464,173	10,727,038
Hersha Hospitality Trust	932,310	5,211,613
Hospitality Properties Trust	676,717	19,151,091
Host Hotels & Resorts, Inc.	3,631,691	64,171,980
LaSalle Hotel Properties	466,091	13,292,915
LTC Properties, Inc.	170,411	6,472,210
Pebblebrook Hotel Trust (a)	298,238	8,562,413
Public Storage	699,649	112,328,647
Senior Housing Properties Trust	910,763	21,257,208
Sovran Self Storage, Inc.	152,269	11,523,718
Sunstone Hotel Investors, Inc.	788,666	10,047,605
Universal Health Realty Income Trust	61,527	2,576,135
Ventas, Inc.	1,419,849	87,320,714

		601,419,656

TOTAL COMMON STOCKS —
(Cost $1,945,800,217)		2,099,267,690

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	52,121,128	52,121,128

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	4,189,203	$4,189,203

TOTAL SHORT TERM INVESTMENTS —
(Cost $56,310,331)		56,310,331

TOTAL INVESTMENTS — 102.2% (f)
(Cost $2,002,110,548)		2,155,578,021
OTHER ASSETS & LIABILITIES — (2.2)%		(46,984,830)

NET ASSETS — 100.0%		$2,108,593,191

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 4.3%
Northern Trust Corp.	940,064	$51,130,081
The Bank of New York Mellon Corp.	1,656,236	50,001,765

		101,131,846

DIVERSIFIED BANKS — 6.4%
Comerica, Inc.	1,271,913	49,998,900
U.S. Bancorp	1,387,306	50,747,654
Wells Fargo & Co.	1,221,266	50,462,711

		151,209,265

OTHER DIVERSIFIED FINANCIAL SERVICES — 6.3%
Bank of America Corp.	3,555,919	49,071,682
Citigroup, Inc.	1,020,505	49,504,698
JPMorgan Chase & Co.	979,799	50,645,810

		149,222,190

REGIONAL BANKS — 65.1%
Associated Banc-Corp.	3,300,823	51,129,748
Bank of Hawaii Corp. (a)	979,401	53,328,384
BB&T Corp.	1,514,981	51,130,609
CapitalSource, Inc.	4,484,380	53,274,434
CIT Group, Inc. (b)	1,040,332	50,736,992
City National Corp.	767,479	51,160,150
Commerce Bancshares, Inc.	1,192,213	52,230,852
Cullen/Frost Bankers, Inc. (a)	741,352	52,302,384
East West Bancorp, Inc.	1,733,169	55,374,750
Fifth Third Bancorp	2,801,834	50,545,085
First Horizon National Corp.	4,567,884	50,201,045
First Republic Bank	1,131,191	52,747,436
FirstMerit Corp.	2,472,401	53,675,826
Fulton Financial Corp.	4,351,827	50,829,339
Hancock Holding Co.	1,610,641	50,541,915
Huntington Bancshares, Inc.	6,047,568	49,952,912
KeyCorp	4,304,523	49,071,562
M&T Bank Corp.	460,357	51,523,155
PNC Financial Services Group, Inc.	703,462	50,965,822
Popular, Inc. (b)	1,747,825	45,845,450
Prosperity Bancshares, Inc. (a)	861,040	53,246,714
Regions Financial Corp.	5,412,346	50,118,324
Signature Bank (b)	571,966	52,346,328
SunTrust Banks, Inc.	1,546,815	50,147,742
Susquehanna Bancshares, Inc.	4,086,143	51,281,095
SVB Financial Group (b)	616,306	53,230,349
Synovus Financial Corp.	15,757,129	51,998,526
TCF Financial Corp.	3,479,075	49,681,191
Valley National Bancorp (a)	5,132,071	51,064,106
Zions Bancorporation	1,777,396	48,736,198

		1,538,418,423

THRIFTS & MORTGAGE FINANCE — 17.6%
First Niagara Financial Group, Inc.	4,987,952	51,725,062
Hudson City Bancorp, Inc.	5,706,053	51,639,780
MGIC Investment Corp. (b)	7,136,550	51,954,084
New York Community Bancorp, Inc. (a)	3,419,126	51,662,994
Ocwen Financial Corp. (b)	931,911	51,972,677
People’s United Financial, Inc. (a)	3,558,394	51,169,706
Radian Group, Inc.	3,808,225	53,048,574
Webster Financial Corp.	2,021,361	51,605,346

		414,778,223

TOTAL COMMON STOCKS —
(Cost $2,027,902,709)		2,354,759,947

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	132,682,507	132,682,507
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	3,805,620	3,805,620

TOTAL SHORT TERM INVESTMENTS —
(Cost $136,488,127)		136,488,127

TOTAL INVESTMENTS — 105.5% (f)
(Cost $2,164,390,836)		2,491,248,074
OTHER ASSETS & LIABILITIES — (5.5)%		(129,888,887)

NET ASSETS — 100.0%		$2,361,359,187

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 60.5%
Affiliated Managers Group, Inc. (a)	11,123	$2,031,505
American Capital, Ltd. (a)	30,300	416,625
Ameriprise Financial, Inc.	22,495	2,048,845
Apollo Investment Corp.	47,723	388,943
Ares Capital Corp.	23,037	398,310
Artisan Partners Asset Management, Inc.	15,251	798,542
BlackRock Kelso Capital Corp.	40,317	382,608
BlackRock, Inc.	7,750	2,097,305
Cohen & Steers, Inc. (b)	19,548	690,240
Eaton Vance Corp. (b)	51,839	2,012,908
Federated Investors, Inc. (Class B) (b)	72,724	1,975,184
Fifth Street Finance Corp.	38,013	391,154
Financial Engines, Inc. (b)	31,861	1,893,818
Franklin Resources, Inc.	42,213	2,133,867
Golub Capital BDC, Inc. (b)	23,245	403,068
Hercules Technology Growth Capital, Inc. (b)	26,699	407,160
Invesco, Ltd.	65,878	2,101,508
Janus Capital Group, Inc. (b)	231,165	1,967,214
Legg Mason, Inc. (b)	60,335	2,017,602
Main Street Capital Corp.	13,366	400,044
MCG Capital Corp.	44,560	224,582
Medley Capital Corp.	29,336	404,543
New Mountain Finance Corp. (b)	27,307	393,494
Northern Trust Corp.	37,386	2,033,425
PennantPark Investment Corp. (b)	34,172	384,777
Prospect Capital Corp. (b)	35,001	391,311
SEI Investments Co.	67,551	2,088,001
Solar Capital, Ltd.	17,875	396,289
State Street Corp. (c)	30,139	1,981,639
T. Rowe Price Group, Inc.	28,622	2,058,781
The Bank of New York Mellon Corp.	65,944	1,990,849
THL Credit, Inc.	25,646	400,591
TICC Capital Corp. (b)	40,988	399,633
Triangle Capital Corp.	13,903	408,331
Virtus Investment Partners, Inc. (a)	8,787	1,429,118
Waddell & Reed Financial, Inc. (Class A)	40,275	2,073,357
WisdomTree Investments, Inc. (a)	170,381	1,978,123

		43,993,294

INVESTMENT BANKING & BROKERAGE — 36.4%
BGC Partners, Inc. (Class A) (b)	203,483	1,149,679
E*TRADE Financial Corp. (a)	119,530	1,972,245
Evercore Partners, Inc. (Class A)	40,726	2,004,941
FXCM, Inc. (Class A)	68,485	1,352,579
Greenhill & Co., Inc. (b)	40,763	2,033,258
Investment Technology Group, Inc. (a)	43,717	687,231
KCG Holdings, Inc. (Class A) (a)	88,052	763,411
Lazard, Ltd. (Class A)	53,976	1,944,216
LPL Investment Holdings, Inc.	53,126	2,035,257
Morgan Stanley	72,901	1,964,682
Piper Jaffray Co., Inc. (a)	20,768	712,135
Raymond James Financial, Inc.	47,257	1,969,199
Stifel Financial Corp. (a)(b)	48,775	2,010,506
TD Ameritrade Holding Corp.	73,946	1,935,906
The Charles Schwab Corp.	92,829	1,962,405
The Goldman Sachs Group, Inc.	12,511	1,979,365

		26,477,015

MORTGAGE REIT’S — 2.9%
Walter Investment Management Corp. (a)	52,289	2,067,507

TOTAL COMMON STOCKS —
(Cost $69,506,286)		72,537,816

SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,122,664	7,122,664
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	45,208	45,208

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,167,872)		7,167,872

TOTAL INVESTMENTS — 109.7% (g)
(Cost $76,674,158)		79,705,688
OTHER ASSETS & LIABILITIES — (9.7)%		(7,034,395)

NET ASSETS — 100.0%		$72,671,293

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 10.5%
Aon PLC	100,440	$7,476,754
Arthur J. Gallagher & Co.	157,086	6,856,804
Brown & Brown, Inc.	212,849	6,832,453
Marsh & McLennan Cos., Inc.	161,680	7,041,164
Willis Group Holdings PLC (a)	160,425	6,951,215

		35,158,390

LIFE & HEALTH INSURANCE — 20.2%
Aflac, Inc.	112,321	6,962,779
CNO Financial Group, Inc.	475,082	6,841,181
Lincoln National Corp.	154,301	6,479,099
MetLife, Inc.	140,417	6,592,578
Principal Financial Group, Inc.	159,173	6,815,788
Protective Life Corp.	155,822	6,630,226
Prudential Financial, Inc.	86,019	6,707,761
StanCorp Financial Group, Inc.	125,238	6,890,595
Torchmark Corp. (a)	95,002	6,873,395
Unum Group	221,266	6,735,337

		67,528,739

MULTI-LINE INSURANCE — 14.4%
American Financial Group, Inc.	128,881	6,967,307
American International Group, Inc.	138,003	6,711,086
Assurant, Inc.	124,646	6,743,349
Genworth Financial, Inc. (Class A) (b)	562,645	7,196,230
Hartford Financial Services Group, Inc.	217,596	6,771,587
HCC Insurance Holdings, Inc.	159,855	7,004,846
Loews Corp.	148,333	6,933,084

		48,327,489

PROPERTY & CASUALTY INSURANCE — 37.8%
ACE, Ltd.	75,090	7,025,420
Alleghany Corp. (b)	17,159	7,029,184
Allied World Assurance Company Holdings, Ltd.	72,445	7,200,309
Aspen Insurance Holdings, Ltd.	190,061	6,897,314
Assured Guaranty, Ltd.	355,467	6,665,006
Axis Capital Holdings, Ltd.	159,189	6,894,476
Cincinnati Financial Corp.	147,817	6,971,050
Fidelity National Financial, Inc. (Class A) (a)	281,418	7,485,719
First American Financial Corp.	314,372	7,654,958
MBIA, Inc. (a)(b)	592,569	6,061,981
Old Republic International Corp.	481,495	7,415,023
ProAssurance Corp.	147,901	6,664,419
The Allstate Corp.	137,415	6,946,328
The Chubb Corp.	78,262	6,985,666
The Hanover Insurance Group, Inc.	133,873	7,405,854
The Progressive Corp.	265,378	7,226,243
The Travelers Cos., Inc.	82,064	6,956,565
W.R. Berkley Corp.	165,665	7,100,402

		126,585,917

REINSURANCE — 16.9%
Arch Capital Group, Ltd. (a)(b)	129,404	7,004,639
Endurance Specialty Holdings, Ltd.	135,414	7,274,440
Everest Re Group, Ltd.	49,510	7,199,249
PartnerRe, Ltd.	77,334	7,079,154
Reinsurance Group of America, Inc.	103,879	6,958,854
RenaissanceRe Holdings, Ltd. (a)	78,100	7,070,393
Validus Holdings, Ltd.	189,957	7,024,610
XL Group PLC	225,490	6,949,602

		56,560,941

TOTAL COMMON STOCKS —
(Cost $323,154,301)		334,161,476

SHORT TERM INVESTMENTS — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,533,297	10,533,297
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	787,427	787,427

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,320,724)		11,320,724

TOTAL INVESTMENTS — 103.2% (f)
(Cost $334,475,025)		345,482,200
OTHER ASSETS & LIABILITIES — (3.2)%		(10,778,390)

NET ASSETS — 100.0%		$334,703,810

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
HOUSEHOLD DURABLES — 17.6%
D.R. Horton, Inc. (a)	8,689	$168,828
Lennar Corp. (Class A) (a)	4,823	170,734
M.D.C. Holdings, Inc. (a)	5,626	168,836
NVR, Inc. (a)(b)	185	170,050
Pulte Group, Inc. (a)	10,067	166,106
Standard Pacific Corp. (a)(b)	21,375	169,076
The Ryland Group, Inc. (a)	4,341	175,984
Toll Brothers, Inc. (a)(b)	5,153	167,112

		1,356,726

INSURANCE — 53.8%
ACE, Ltd. (a)	1,814	169,718
Allied World Assurance Company Holdings, Ltd. (a)	1,750	173,933
Ambac Financial Group, Inc. (a)(b)	8,307	150,689
Amtrust Financial Services, Inc. (a)	4,585	179,090
Arch Capital Group, Ltd. (a)(b)	3,138	169,860
Aspen Insurance Holdings, Ltd.	4,594	166,716
Assured Guaranty, Ltd.	8,621	161,644
Axis Capital Holdings, Ltd. (a)	3,861	167,220
Cincinnati Financial Corp. (a)	3,572	168,456
CNA Financial Corp.	2,519	96,175
Employers Holdings, Inc.	1,555	46,246
Fidelity National Financial, Inc. (Class A)	6,802	180,933
First American Financial Corp. (a)	7,597	184,987
Hilltop Holdings, Inc. (a)(b)	6,158	113,923
MBIA, Inc. (a)(b)	14,373	147,036
Mercury General Corp. (a)	1,829	88,359
Old Republic International Corp.	11,637	179,210
ProAssurance Corp.	3,586	161,585
RLI Corp. (a)	921	80,514
Stewart Information Services Corp. (a)	2,860	91,491
The Allstate Corp.	3,322	167,927
The Chubb Corp. (a)	1,898	169,415
The Hanover Insurance Group, Inc.	3,246	179,569
The Progressive Corp.	6,413	174,626
The Travelers Cos., Inc.	1,990	168,692
Tower Group International, Ltd. (a)	11,054	77,378
W.R. Berkley Corp.	4,004	171,611
XL Group PLC	5,451	168,000

		4,155,003

THRIFTS & MORTGAGE FINANCE — 28.2%
Astoria Financial Corp.	7,424	92,355
BofI Holding, Inc. (a)(b)	2,596	168,376
Brookline Bancorp, Inc.	3,849	36,219
Capitol Federal Financial, Inc.	13,304	165,369
Home Loan Servicing Solutions, Ltd.	7,262	159,837
Hudson City Bancorp, Inc.	18,416	166,665
MGIC Investment Corp. (a)(b)	23,033	167,680
Nationstar Mortgage Holdings, Inc. (a)(b)	3,078	173,076
New York Community Bancorp, Inc. (a)	11,035	166,739
Northwest Bancshares, Inc.	9,017	119,205
Ocwen Financial Corp. (b)	3,008	167,756
Oritani Financial Corp.	2,027	33,364
People’s United Financial, Inc. (a)	11,485	165,154
Provident Financial Services, Inc.	2,259	36,618
Radian Group, Inc. (a)	12,291	171,214
TFS Financial Corp. (b)	3,614	43,260
Washington Federal, Inc.	7,111	147,055

		2,179,942

TOTAL COMMON STOCKS —
(Cost $6,197,266)		7,691,671

SHORT TERM INVESTMENTS — 26.3%
MONEY MARKET FUNDS — 26.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,007,250	2,007,250
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	24,052	24,052

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,031,302)		2,031,302

TOTAL INVESTMENTS — 125.9% (f)
(Cost $8,228,568)		9,722,973
OTHER ASSETS & LIABILITIES — (25.9)%		(1,999,158)

NET ASSETS — 100.0%		$7,723,815

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REGIONAL BANKS — 95.0%
Associated Banc-Corp.	2,071,994	$32,095,187
BancorpSouth, Inc.	1,622,064	32,343,956
Bank of Hawaii Corp.	614,759	33,473,628
Bank of the Ozarks, Inc.	605,342	29,050,363
Banner Corp.	371,994	14,195,291
BB&T Corp.	951,052	32,098,005
BBCN Bancorp, Inc.	1,760,499	24,224,466
BOK Financial Corp.	260,734	16,517,499
Boston Private Financial Holdings, Inc.	1,765,274	19,594,541
CapitalSource, Inc.	2,815,005	33,442,259
Cardinal Financial Corp.	731,820	12,096,985
Cathay General Bancorp	1,034,214	24,169,581
CIT Group, Inc. (a)	653,038	31,848,663
City Holding Co.	131,843	5,700,891
City National Corp.	481,700	32,110,122
Columbia Banking System, Inc.	842,277	20,804,242
Commerce Bancshares, Inc.	748,359	32,785,608
Community Bank System, Inc. (b)	534,930	18,251,812
Cullen/Frost Bankers, Inc. (b)	465,412	32,834,817
CVB Financial Corp.	2,168,024	29,311,684
East West Bancorp, Inc.	1,087,939	34,759,651
F.N.B. Corp.	2,673,101	32,424,715
Fifth Third Bancorp	1,758,821	31,729,131
First BanCorp- Puerto Rico (a)(b)	4,427,553	25,148,501
First Commonwealth Financial Corp.	1,853,703	14,069,606
First Financial Bancorp	986,120	14,959,440
First Financial Bankshares, Inc. (b)	470,107	27,651,694
First Horizon National Corp. (b)	2,867,371	31,512,407
First Midwest Bancorp, Inc.	1,282,282	19,375,281
First Republic Bank	710,108	33,112,336
FirstMerit Corp.	1,551,978	33,693,442
Fulton Financial Corp.	2,731,750	31,906,840
Glacier Bancorp, Inc.	1,344,322	33,218,197
Hancock Holding Co.	1,011,022	31,725,870
Hanmi Financial Corp.	954,087	15,809,222
Home Bancshares, Inc.	672,937	20,437,097
Huntington Bancshares, Inc.	3,796,281	31,357,281
IBERIABANK Corp.	600,597	31,152,966
Independent Bank Corp.-Massachusetts (b)	251,644	8,983,691
International Bancshares Corp.	693,377	14,997,745
Investors Bancorp, Inc.	622,686	13,624,370
KeyCorp	2,702,069	30,803,587
M&T Bank Corp.	288,931	32,337,158
MB Financial, Inc.	1,104,048	31,178,316
National Penn Bancshares, Inc.	2,328,407	23,400,490
NBT Bancorp, Inc.	412,952	9,489,637
OFG Bancorp	1,178,422	19,078,652
Old National Bancorp	1,702,724	24,178,681
PacWest Bancorp	973,645	33,454,442
Pinnacle Financial Partners, Inc. (a)	407,415	12,145,041
PNC Financial Services Group, Inc.	441,550	31,990,297
Popular, Inc. (a)	1,097,140	28,777,982
PrivateBancorp, Inc.	1,493,982	31,971,215
Prosperity Bancshares, Inc. (b)	540,493	33,424,087
Regions Financial Corp.	3,397,501	31,460,859
Signature Bank (a)	358,988	32,854,582
State Bank Financial Corp.	334,754	5,312,546
Sterling Financial Corp.	663,953	19,022,253
SunTrust Banks, Inc.	970,973	31,478,945
Susquehanna Bancshares, Inc.	2,564,895	32,189,432
SVB Financial Group (a)	386,806	33,408,434
Synovus Financial Corp.	9,891,084	32,640,577
TCF Financial Corp.	2,183,969	31,187,077
Texas Capital Bancshares, Inc. (a)	707,916	32,542,899
Trustmark Corp.	1,276,421	32,676,378
UMB Financial Corp.	572,513	31,110,356
Umpqua Holdings Corp.	1,972,219	31,989,392
United Bankshares, Inc. (b)	732,604	21,230,864
United Community Banks, Inc. (a)	1,078,546	16,178,190
Valley National Bancorp (b)	3,221,503	32,053,955
ViewPoint Financial Group	903,434	18,673,981
Westamerica Bancorporation (b)	518,816	25,805,908
Western Alliance Bancorp (a)	1,485,995	28,129,885
Wilshire Bancorp, Inc.	1,376,734	11,261,684
Wintrust Financial Corp.	798,400	32,790,288
Zions Bancorporation	1,115,667	30,591,589

		1,975,418,742

THRIFTS & MORTGAGE FINANCE — 4.7%
BankUnited, Inc.	1,060,067	33,063,490
First Niagara Financial Group, Inc.	3,131,109	32,469,600
Webster Financial Corp.	1,268,840	32,393,485

		97,926,575

TOTAL COMMON STOCKS —
(Cost $1,997,419,472)		2,073,345,317

SHORT TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,321,241	77,321,241
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	5,400,447	5,400,447

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,721,688)		82,721,688

TOTAL INVESTMENTS — 103.7% (f)
(Cost $2,080,141,160)		2,156,067,005
OTHER ASSETS & LIABILITIES — (3.7)%		(77,890,207)

NET ASSETS — 100.0%		$2,078,176,798

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 19.6%
Cisco Systems, Inc.	230,570	$5,399,949
F5 Networks, Inc. (a)	47,239	4,051,217
Juniper Networks, Inc. (a)	228,373	4,535,488
Motorola Solutions, Inc.	84,302	5,005,853
Nokia Oyj ADR (a)	1,153,413	7,508,718
QUALCOMM, Inc.	74,674	5,030,041
Telefonaktiebolaget LM Ericsson (Class B) ADR	457,457	6,107,051

		37,638,317

COMPUTERS & PERIPHERALS — 17.8%
Apple, Inc.	8,844	4,216,377
Dell, Inc.	442,532	6,093,666
EMC Corp.	179,323	4,583,496
Hewlett-Packard Co.	322,002	6,755,602
NetApp, Inc.	136,399	5,813,325
Seagate Technology PLC (b)	151,127	6,610,295

		34,072,761

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Corning, Inc.	365,214	5,328,472
Flextronics International, Ltd. (a)	737,516	6,704,021

		12,032,493

INTERNET & CATALOG RETAIL — 6.8%
Amazon.com, Inc. (a)	17,925	5,604,072
Priceline.com, Inc. (a)	7,411	7,492,150

		13,096,222

INTERNET SOFTWARE & SERVICES — 10.1%
eBay, Inc. (a)	89,668	5,002,578
Facebook, Inc. (Class A) (a)	175,263	8,805,213
Google, Inc. (Class A) (a)	6,433	5,634,729

		19,442,520

IT SERVICES — 7.9%
Accenture PLC (Class A)	68,219	5,023,647
Automatic Data Processing, Inc.	79,896	5,782,873
International Business Machines Corp.	23,841	4,414,876

		15,221,396

OFFICE ELECTRONICS — 1.9%
Canon, Inc. ADR (b)	112,892	3,612,544

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.0%
Analog Devices, Inc.	109,097	5,133,014
Applied Materials, Inc.	400,203	7,019,561
Broadcom Corp. (Class A)	138,801	3,610,214
Intel Corp.	221,672	5,080,722
NVIDIA Corp.	372,687	5,799,010
Texas Instruments, Inc.	148,534	5,981,464

		32,623,985

SOFTWARE — 12.5%
Microsoft Corp.	167,842	5,590,817
Oracle Corp.	136,346	4,522,597
Salesforce.com, Inc. (a)(b)	109,321	5,674,853
SAP AG ADR (b)	57,819	4,273,980
VMware, Inc. (Class A) (a)(b)	48,065	3,888,459

		23,950,706

TOTAL COMMON STOCKS —
(Cost $166,406,224)		191,690,944

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,192,212	11,192,212
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	203,356	203,356

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,395,568)		11,395,568

TOTAL INVESTMENTS — 105.8% (f)
(Cost $177,801,792)		203,086,512
OTHER ASSETS & LIABILITIES — (5.8)%		(11,099,168)

NET ASSETS — 100.0%		$191,987,344

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	2,341,016	$204,885,720

BEVERAGES — 3.6%
Brown-Forman Corp. (Class B)	1,414,991	96,403,337
PepsiCo, Inc.	2,225,738	176,946,171
The Coca-Cola Co.	4,601,847	174,317,964

		447,667,472

BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	2,314,132	104,598,766

CAPITAL MARKETS — 3.5%
Eaton Vance Corp. (a)	3,643,266	141,468,019
Franklin Resources, Inc.	1,205,661	60,946,163
SEI Investments Co.	3,141,968	97,118,231
T. Rowe Price Group, Inc.	1,814,226	130,497,276

		430,029,689

CHEMICALS — 7.4%
Air Products & Chemicals, Inc.	2,169,913	231,247,628
Ecolab, Inc.	808,784	79,875,508
PPG Industries, Inc.	714,453	119,356,518
Praxair, Inc.	1,203,512	144,674,178
RPM International, Inc.	3,001,460	108,652,852
Sigma-Aldrich Corp. (a)	857,891	73,178,102
The Sherwin-Williams Co.	408,690	74,455,144
Valspar Corp.	1,409,644	89,413,719

		920,853,649

COMMERCIAL BANKS — 0.9%
Commerce Bancshares, Inc.	2,662,008	116,622,570

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp. (a)	1,979,817	101,366,630

COMPUTERS & PERIPHERALS — 1.0%
Diebold, Inc. (a)(b)	4,209,039	123,577,385

CONTAINERS & PACKAGING — 2.0%
Bemis Co., Inc.	4,330,546	168,934,600
Sonoco Products Co.	1,974,497	76,886,913

		245,821,513

DISTRIBUTORS — 1.4%
Genuine Parts Co. (a)	2,190,068	177,154,601

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	9,601,471	324,721,749

ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	3,553,436	229,907,309
Roper Industries, Inc.	275,509	36,606,881

		266,514,190

FOOD & STAPLES RETAILING — 4.4%
Sysco Corp. (a)	6,227,629	198,225,431
Wal-Mart Stores, Inc.	2,198,379	162,592,111
Walgreen Co.	3,451,225	185,675,905

		546,493,447

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	4,173,786	153,762,276
Hormel Foods Corp.	2,908,319	122,498,396
McCormick & Co., Inc. (a)	1,824,675	118,056,473

		394,317,145

GAS UTILITIES — 5.9%
Atmos Energy Corp.	2,831,930	120,611,899
National Fuel Gas Co. (a)	2,655,572	182,597,131
Piedmont Natural Gas Co., Inc.	2,028,372	66,692,871
Questar Corp.	6,538,991	147,061,908
UGI Corp.	4,018,509	157,244,257
WGL Holdings, Inc.	1,197,098	51,128,055

		725,336,121

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	3,073,704	102,016,236
Becton, Dickinson and Co.	1,328,007	132,827,260
C.R. Bard, Inc.	470,155	54,161,856
Medtronic, Inc.	2,753,407	146,618,923

		435,624,275

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc.	3,494,150	182,219,923

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	2,071,010	199,251,872

HOUSEHOLD DURABLES — 1.8%
Leggett & Platt, Inc. (a)	7,317,894	220,634,504

HOUSEHOLD PRODUCTS — 6.4%
Colgate-Palmolive Co.	2,714,287	160,957,219
Kimberly-Clark Corp.	2,258,035	212,752,058
The Clorox Co. (a)	2,690,884	219,899,040
The Procter & Gamble Co.	2,591,250	195,872,588

		789,480,905

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,364,102	162,887,420
Carlisle Cos., Inc.	1,338,089	94,054,276

		256,941,696

INSURANCE — 5.4%
Aflac, Inc.	2,754,132	170,728,643
Cincinnati Financial Corp. (a)	4,430,753	208,954,312
Old Republic International Corp.	9,490,431	146,152,637
The Chubb Corp.	1,601,948	142,989,878

		668,825,470

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	2,327,565	168,469,155

MACHINERY — 5.9%
CLARCOR, Inc.	1,097,493	60,943,786
Dover Corp.	1,504,977	135,192,084
Illinois Tool Works, Inc.	2,067,491	157,687,538
Nordson Corp.	787,571	57,988,853
Pentair, Ltd.	1,922,471	124,845,267
Stanley Black & Decker, Inc.	2,083,273	188,682,036

		725,339,564

MEDIA — 1.3%
McGraw Hill Financial, Inc.	2,478,825	162,586,132

METALS & MINING — 2.0%
Nucor Corp.	5,112,654	250,622,299

MULTI-UTILITIES — 3.7%
Consolidated Edison, Inc.	4,818,830	265,710,287
MDU Resources Group, Inc. (a)	4,436,961	124,101,799
Vectren Corp.	1,964,949	65,531,049

		455,343,135

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 2.2%
Family Dollar Stores, Inc.	1,649,974	$118,831,127
Target Corp.	2,327,754	148,929,701

		267,760,828

OIL, GAS & CONSUMABLE FUELS — 4.0%
Chevron Corp.	1,842,344	223,844,796
Energen Corp.	1,353,950	103,428,241
Exxon Mobil Corp.	2,019,307	173,741,174

		501,014,211

PHARMACEUTICALS — 3.7%
AbbVie, Inc.	5,809,301	259,850,034
Johnson & Johnson	2,310,377	200,286,582

		460,136,616

REAL ESTATE INVESTMENT TRUSTS — 5.8%
Federal Realty Investment Trust	1,810,908	183,716,616
HCP, Inc.	6,737,858	275,915,285
National Retail Properties, Inc.	8,052,946	256,244,742

		715,876,643

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Linear Technology Corp.	4,784,228	189,742,482

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.	2,715,877	129,302,904

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
V.F. Corp.	610,793	121,578,347

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	376,094	98,427,561

WATER UTILITIES — 1.1%
Aqua America, Inc. (a)	5,528,273	136,714,191

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	3,465,865	102,416,311

TOTAL COMMON STOCKS —
(Cost $9,887,241,833)		12,368,269,671

SHORT TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	496,772,968	496,772,968
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	6,325,774	6,325,774

TOTAL SHORT TERM INVESTMENTS —
(Cost $503,098,742)		503,098,742

TOTAL INVESTMENTS — 103.9% (f)
(Cost $10,390,340,575)		12,871,368,413
OTHER ASSETS & LIABILITIES — (3.9)%		(478,841,450)

NET ASSETS — 100.0%		$12,392,526,963

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	8,197	$224,024
Aerovironment, Inc. (a)(b)	8,648	199,769
Alliant Techsystems, Inc.	9,356	912,771
American Science & Engineering, Inc. (a)	1,222	73,699
Astronics Corp. (a)(b)	3,479	172,941
BE Aerospace, Inc. (a)(b)	12,447	918,838
Cubic Corp. (a)	3,812	204,628
Curtiss-Wright Corp. (a)	5,711	268,189
DigitalGlobe, Inc. (a)(b)	23,671	748,477
Engility Holdings, Inc. (a)(b)	5,376	170,580
Esterline Technologies Corp. (a)(b)	6,697	535,023
Exelis, Inc.	46,820	735,542
GenCorp, Inc. (a)(b)	30,438	487,921
General Dynamics Corp.	10,416	911,608
HEICO Corp. (a)	5,122	346,964
Hexcel Corp. (b)	23,976	930,269
Honeywell International, Inc.	10,797	896,583
Huntington Ingalls Industries, Inc. (a)	7,853	529,292
L-3 Communications Holdings, Inc. (a)	9,629	909,941
Lockheed Martin Corp. (a)	7,132	909,687
Moog, Inc. (Class A) (a)(b)	4,107	240,958
National Presto Industries, Inc. (a)	640	45,062
Northrop Grumman Corp. (a)	9,435	898,778
Orbital Sciences Corp. (a)(b)	9,590	203,116
Precision Castparts Corp. (a)	3,908	888,054
Raytheon Co. (a)	11,564	891,237
Rockwell Collins, Inc. (a)	12,427	843,296
Spirit Aerosystems Holdings, Inc. (Class A) (b)	37,734	914,672
Taser International, Inc. (a)(b)	21,464	320,028
Teledyne Technologies, Inc. (b)	4,864	413,100
Textron, Inc. (a)	31,654	873,967
The Boeing Co. (a)	8,152	957,860
TransDigm Group, Inc. (a)	6,343	879,774
Triumph Group, Inc. (a)	12,116	850,786
United Technologies Corp.	8,373	902,777

TOTAL COMMON STOCKS —
(Cost $15,458,667)		21,210,211

SHORT TERM INVESTMENTS — 23.1%
MONEY MARKET FUNDS — 23.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,896,692	4,896,692
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	13,096	13,096

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,909,788)		4,909,788

TOTAL INVESTMENTS — 123.0% (f)
(Cost $20,368,455)		26,119,999
OTHER ASSETS & LIABILITIES — (23.0)%		(4,890,729)

NET ASSETS — 100.0%		$21,229,270

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)	876,333	$24,072,867
Achillion Pharmaceuticals, Inc. (a)(b)	2,697,085	8,145,197
Acorda Therapeutics, Inc. (a)	565,466	19,384,174
Aegerion Pharmaceuticals, Inc. (a)(b)	222,505	19,070,903
Alexion Pharmaceuticals, Inc. (a)	177,505	20,618,981
Alkermes PLC (a)	591,006	19,869,622
Alnylam Pharmaceuticals, Inc. (a)	367,541	23,526,299
AMAG Pharmaceuticals, Inc. (a)	171,267	3,678,815
Amgen, Inc.	176,039	19,705,806
Arena Pharmaceuticals, Inc. (a)(b)	3,343,182	17,618,569
ARIAD Pharmaceuticals, Inc. (a)	981,086	18,051,982
Array BioPharma, Inc. (a)(b)	3,310,448	20,590,987
Astex Pharmaceuticals (a)	1,949,418	16,531,065
Biogen Idec, Inc. (a)	86,328	20,784,329
BioMarin Pharmaceutical, Inc. (a)	286,255	20,673,336
Celgene Corp. (a)	135,527	20,861,671
Celldex Therapeutics, Inc. (a)(b)	847,693	30,033,763
Cepheid, Inc. (a)(b)	530,945	20,728,093
Clovis Oncology, Inc. (a)	303,109	18,422,965
Cubist Pharmaceuticals, Inc. (a)	312,723	19,873,547
Dendreon Corp. (a)(b)	6,708,531	19,655,996
Emergent Biosolutions, Inc. (a)	257,794	4,910,976
Exact Sciences Corp. (a)(b)	1,606,643	18,974,454
Exelixis, Inc. (a)(b)	3,256,909	18,955,210
Genomic Health, Inc. (a)(b)	335,749	10,267,204
Gilead Sciences, Inc. (a)	318,939	20,042,127
Halozyme Therapeutics, Inc. (a)(b)	2,214,200	24,444,768
Idenix Pharmaceuticals, Inc. (a)(b)	1,767,519	9,208,774
ImmunoGen, Inc. (a)(b)	1,140,707	19,414,833
Incyte Corp. (a)	556,560	21,232,764
Infinity Pharmaceuticals, Inc. (a)	970,298	16,931,700
Insmed, Inc. (a)(b)	1,055,329	16,473,686
InterMune, Inc. (a)(b)	1,329,422	20,433,216
Ironwood Pharmaceuticals, Inc. (a)(b)	1,508,561	17,876,448
Isis Pharmaceuticals, Inc. (a)(b)	643,214	24,146,254
Keryx Biopharmaceuticals, Inc. (a)(b)	2,223,890	22,461,289
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	430,938	18,650,997
MannKind Corp. (a)(b)	3,439,683	19,606,193
Medivation, Inc. (a)	339,143	20,328,231
Momenta Pharmaceuticals, Inc. (a)	1,088,997	15,670,667
Myriad Genetics, Inc. (a)(b)	775,007	18,212,664
Neurocrine Biosciences, Inc. (a)	1,621,174	18,351,690
NPS Pharmaceuticals, Inc. (a)	717,636	22,828,001
Opko Health, Inc. (a)(b)	2,372,384	20,900,703
Orexigen Therapeutics, Inc. (a)	2,629,578	16,145,609
Pharmacyclics, Inc. (a)	173,815	24,059,472
Raptor Pharmaceutical Corp. (a)	936,864	13,996,748
Regeneron Pharmaceuticals, Inc. (a)	69,903	21,870,552
Sangamo Biosciences, Inc. (a)(b)	1,123,099	11,770,077
Sarepta Therapeutics, Inc. (a)(b)	544,181	25,701,669
Seattle Genetics, Inc. (a)	418,037	18,322,562
Spectrum Pharmaceuticals, Inc. (b)	1,942,160	16,294,722
Synageva BioPharma Corp. (a)(b)	218,412	13,827,664
TESARO, Inc. (a)(b)	506,512	19,622,275
Theravance, Inc. (a)(b)	497,910	20,359,540
United Therapeutics Corp. (a)	261,077	20,585,921
Vertex Pharmaceuticals, Inc. (a)	258,917	19,631,087

TOTAL COMMON STOCKS —
(Cost $910,586,425)		1,064,409,714

SHORT TERM INVESTMENTS — 19.9%
MONEY MARKET FUNDS — 19.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	211,394,223	211,394,223
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	768,306	768,306

TOTAL SHORT TERM INVESTMENTS —
(Cost $212,162,529)		212,162,529

TOTAL INVESTMENTS — 119.8% (f)
(Cost $1,122,748,954)		1,276,572,243
OTHER ASSETS & LIABILITIES — (19.8)%		(211,054,743)

NET ASSETS — 100.0%		$1,065,517,500

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 79.8%
Abaxis, Inc.	6,392	$269,103
Abbott Laboratories	15,001	497,883
ABIOMED, Inc. (a)	15,136	288,643
Accuray, Inc. (a)	44,681	330,193
Analogic Corp.	2,302	190,237
ArthroCare Corp. (a)	5,227	185,977
Baxter International, Inc.	7,288	478,749
Becton, Dickinson and Co.	5,231	523,205
Boston Scientific Corp. (a)	44,181	518,685
C.R. Bard, Inc.	4,410	508,032
Cantel Medical Corp.	4,342	138,293
CareFusion Corp. (a)	14,069	519,146
CONMED Corp.	4,213	143,200
Covidien PLC	8,653	527,314
Cyberonics, Inc. (a)	10,151	515,062
Cynosure, Inc. (Class A) (a)	13,045	297,556
DexCom, Inc. (a)	19,133	540,124
Edwards Lifesciences Corp. (a)	7,305	508,647
Greatbatch, Inc. (a)	6,168	209,897
HeartWare International, Inc. (a)	6,733	492,923
Hill-Rom Holdings, Inc.	14,358	514,447
Hologic, Inc. (a)	25,781	532,378
IDEXX Laboratories, Inc. (a)	5,407	538,807
Insulet Corp. (a)	13,757	498,554
Integra LifeSciences Holdings Corp. (a)	7,091	285,413
Intuitive Surgical, Inc. (a)	1,395	524,897
Invacare Corp.	7,086	122,375
MAKO Surgical Corp. (a)	31,279	923,043
Masimo Corp.	10,609	282,624
Medtronic, Inc.	9,763	519,880
NuVasive, Inc. (a)	17,352	424,950
NxStage Medical, Inc. (a)	15,208	200,137
Orthofix International NV (a)	9,310	194,207
Quidel Corp. (a)	8,262	234,641
ResMed, Inc.	9,930	524,503
Sirona Dental Systems, Inc. (a)	7,941	531,491
St. Jude Medical, Inc.	9,903	531,197
STERIS Corp.	12,251	526,303
Stryker Corp.	7,460	504,221
Teleflex, Inc.	6,692	550,618
Thoratec Corp. (a)	14,253	531,494
Varian Medical Systems, Inc. (a)	7,017	524,380
Volcano Corp. (a)	22,883	547,361
Wright Medical Group, Inc. (a)	19,847	517,610
Zimmer Holdings, Inc.	6,388	524,710

		19,293,110

HEALTH CARE SUPPLIES — 20.0%
Alere, Inc. (a)	16,321	498,933
Align Technology, Inc. (a)	11,175	537,741
Antares Pharma, Inc. (a)	39,634	160,914
DENTSPLY International, Inc.	11,859	514,799
Endologix, Inc. (a)	21,319	343,875
Haemonetics Corp. (a)	13,029	519,597
ICU Medical, Inc. (a)	7,442	505,535
Meridian Bioscience, Inc.	8,095	191,447
Merit Medical Systems, Inc. (a)	8,964	108,733
Neogen Corp. (a)	3,717	225,696
Spectranetics Corp. (a)	13,320	223,510
The Cooper Cos., Inc.	3,961	513,702
West Pharmaceutical Services, Inc.	11,924	490,673

		4,835,155

TOTAL COMMON STOCKS —
(Cost $20,270,449)		24,128,265

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $34,116)	34,116	34,116

TOTAL INVESTMENTS — 100.0% (d)
(Cost $20,304,565)		24,162,381
OTHER ASSETS & LIABILITIES — 0.0% (e)		4,385

NET ASSETS — 100.0%		$24,166,766

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 15.7%
AmerisourceBergen Corp. (a)	20,551	$1,255,666
Cardinal Health, Inc. (a)	23,365	1,218,485
Henry Schein, Inc. (a)(b)	11,852	1,229,052
McKesson Corp.	9,625	1,234,888
MWI Veterinary Supply, Inc. (a)(b)	5,134	766,814
Owens & Minor, Inc. (a)	35,404	1,224,624
Patterson Cos., Inc.	30,274	1,217,015
PharMerica Corp. (a)(b)	31,764	421,508

		8,568,052

HEALTH CARE FACILITIES — 31.0%
Acadia Healthcare Co., Inc. (a)(b)	31,354	1,236,288
AmSurg Corp. (a)(b)	11,267	447,300
Brookdale Senior Living, Inc. (b)	48,733	1,281,678
Capital Senior Living Corp. (a)(b)	24,308	514,114
Community Health Systems, Inc.	30,724	1,275,046
Emeritus Corp. (a)(b)	47,792	885,586
Hanger, Inc. (a)(b)	24,873	839,712
HCA Holdings, Inc.	30,747	1,314,434
Health Management Associates, Inc. (Class A) (b)	96,857	1,239,770
HealthSouth Corp. (a)	37,068	1,278,105
Kindred Healthcare, Inc. (a)	60,677	814,892
LifePoint Hospitals, Inc. (b)	26,498	1,235,602
Select Medical Holdings Corp. (a)	59,837	482,885
Tenet Healthcare Corp. (a)(b)	30,801	1,268,693
The Ensign Group, Inc. (a)	7,770	319,425
Universal Health Services, Inc. (Class B)	17,278	1,295,677
VCA Antech, Inc. (b)	43,712	1,200,331

		16,929,538

HEALTH CARE SERVICES — 31.7%
Accretive Health, Inc. (a)(b)	41,556	378,991
Air Methods Corp. (a)	29,580	1,260,108
Amedisys, Inc. (a)(b)	45,573	784,767
AMN Healthcare Services, Inc. (b)	39,807	547,744
Bio-Reference Laboratories, Inc. (a)(b)	31,550	942,714
BioScrip, Inc. (a)(b)	106,426	934,420
Chemed Corp. (a)	18,204	1,301,586
DaVita HealthCare Partners, Inc. (a)(b)	22,221	1,264,375
ExamWorks Group, Inc. (a)(b)	25,935	674,051
Express Scripts Holding Co. (b)	18,847	1,164,368
Healthways, Inc. (a)(b)	58,064	1,074,765
IPC The Hospitalist Co. (a)(b)	10,334	527,137
Laboratory Corp. of America Holdings (a)(b)	12,302	1,219,620
Landauer, Inc. (a)	4,258	218,223
MEDNAX, Inc. (a)(b)	12,200	1,224,880
Omnicare, Inc.	22,265	1,235,707
Quest Diagnostics, Inc. (a)	20,166	1,246,057
Team Health Holdings, Inc. (b)	33,773	1,281,348

		17,280,861

MANAGED HEALTH CARE — 21.5%
Aetna, Inc.	18,361	1,175,471
Centene Corp. (a)(b)	20,375	1,303,185
CIGNA Corp. (a)	14,809	1,138,220
Health Net, Inc. (b)	38,058	1,206,439
Humana, Inc. (a)	12,610	1,176,891
Magellan Health Services, Inc. (a)(b)	16,361	981,006
Molina Healthcare, Inc. (a)(b)	32,720	1,164,832
UnitedHealth Group, Inc.	16,633	1,191,089
WellCare Health Plans, Inc. (b)	18,014	1,256,296
WellPoint, Inc. (a)	13,905	1,162,597

		11,756,026

TOTAL COMMON STOCKS —
(Cost $48,846,332)		54,534,477

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,211,717	13,211,717
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	72,112	72,112

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,283,829)		13,283,829

TOTAL INVESTMENTS — 124.2% (f)
(Cost $62,130,161)		67,818,306
OTHER ASSETS & LIABILITIES — (24.2)%		(13,196,966)

NET ASSETS — 100.0%		$54,621,340

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 24.3%
A.O. Smith Corp.	1,410,465	$63,753,018
Apogee Enterprises, Inc.	770,889	22,879,986
Armstrong World Industries, Inc. (a)	1,119,944	61,552,122
Fortune Brands Home & Security, Inc.	1,522,332	63,374,681
Lennox International, Inc.	856,285	64,444,009
Masco Corp.	2,994,946	63,732,451
Owens Corning (a)	1,587,134	60,279,349
Simpson Manufacturing Co., Inc. (b)	616,365	20,075,008
USG Corp. (a)(b)	2,355,493	67,319,990

		487,410,614

HOME FURNISHINGS — 8.0%
La-Z-Boy, Inc.	1,597,649	36,282,609
Leggett & Platt, Inc. (b)	2,027,870	61,140,280
Tempur Sealy International, Inc. (a)(b)	1,466,905	64,485,144

		161,908,033

HOME FURNISHING RETAIL — 17.3%
Aaron’s, Inc.	1,764,795	48,884,821
Bed Bath & Beyond, Inc. (a)	846,430	65,479,825
Pier 1 Imports, Inc.	2,740,384	53,492,296
Restoration Hardware Holdings, Inc. (a)(b)	891,583	56,481,783
Select Comfort Corp. (a)(b)(c)	2,549,160	62,072,046
Williams-Sonoma, Inc.	1,091,705	61,353,821

		347,764,592

HOME IMPROVEMENT RETAIL — 9.4%
Lowe’s Cos., Inc.	1,330,127	63,327,347
Lumber Liquidators Holdings, Inc. (a)(b)	580,139	61,871,824
The Home Depot, Inc.	829,793	62,939,799

		188,138,970

HOMEBUILDING — 30.0%
D.R. Horton, Inc. (b)	3,256,308	63,270,064
Lennar Corp. (Class A) (b)	1,807,669	63,991,483
M.D.C. Holdings, Inc.	2,108,490	63,275,785
M/I Homes, Inc. (a)(c)	1,618,627	33,376,089
NVR, Inc. (a)	69,472	63,857,968
Pulte Group, Inc.	3,772,808	62,251,332
Standard Pacific Corp. (a)	8,011,246	63,368,956
Taylor Morrison Home Corp. (Class A) (a)(b)	2,706,510	61,302,451
The Ryland Group, Inc.	1,626,934	65,955,904
Toll Brothers, Inc. (a)	1,931,416	62,635,821

		603,285,853

HOUSEHOLD APPLIANCES — 7.7%
Helen of Troy, Ltd. (a)	566,028	25,018,438
iRobot Corp. (a)(b)(c)	1,680,805	63,315,924
Whirlpool Corp.	454,884	66,613,213

		154,947,575

HOUSEHOLD DURABLES — 3.2%
Mohawk Industries, Inc. (a)	488,060	63,569,815

TOTAL COMMON STOCKS —
(Cost $1,954,288,288)		2,007,025,452

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	168,184,147	168,184,147
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,546,091	1,546,091

TOTAL SHORT TERM INVESTMENTS —
(Cost $169,730,238)		169,730,238

TOTAL INVESTMENTS — 108.4% (g)
(Cost $2,124,018,526)		2,176,755,690
OTHER ASSETS & LIABILITIES — (8.4)%		(167,939,428)

NET ASSETS — 100.0%		$2,008,816,262

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 6.5%
Alcoa, Inc.	2,300,230	$18,677,867
Century Aluminum Co. (a)	1,068,020	8,597,561
Kaiser Aluminum Corp.	134,019	9,548,854

		36,824,282

COAL & CONSUMABLE FUELS — 16.4%
Alpha Natural Resources, Inc. (a)	2,992,986	17,838,197
Arch Coal, Inc. (b)	3,962,911	16,287,564
Cloud Peak Energy, Inc. (a)	883,206	12,956,632
CONSOL Energy, Inc.	549,863	18,502,890
Peabody Energy Corp.	1,033,707	17,831,446
Solazyme, Inc. (a)(b)	834,612	8,988,771

		92,405,500

DIVERSIFIED METALS & MINING — 22.6%
AMCOL International Corp.	97,724	3,193,620
Compass Minerals International, Inc.	242,623	18,504,856
Freeport-McMoRan Copper & Gold, Inc.	562,566	18,609,683
Globe Specialty Metals, Inc.	414,577	6,388,632
Horsehead Holding Corp. (a)	366,749	4,569,693
Materion Corp.	79,863	2,560,408
Molycorp, Inc. (a)(b)	2,868,070	18,814,539
RTI International Metals, Inc. (a)	247,198	7,920,224
SunCoke Energy, Inc. (a)	587,956	9,995,252
US Silica Holdings, Inc. (b)	741,340	18,459,366
Walter Energy, Inc. (b)	1,344,884	18,868,722

		127,884,995

GOLD — 9.3%
Allied Nevada Gold Corp. (a)(b)	4,040,455	16,889,102
Newmont Mining Corp.	659,064	18,519,699
Royal Gold, Inc.	357,441	17,393,079

		52,801,880

PRECIOUS METALS & MINERALS — 11.0%
Coeur Mines, Inc. (a)	1,404,909	16,929,154
Hecla Mining Co. (b)	5,844,613	18,352,085
McEwen Mining, Inc. (a)(b)	3,583,916	8,601,398
Stillwater Mining Co. (a)	1,642,426	18,083,110

		61,965,747

STEEL — 34.0%
AK Steel Holding Corp. (a)(b)	4,563,773	17,114,149
Allegheny Technologies, Inc. (b)	649,182	19,813,035
Carpenter Technology Corp.	318,982	18,536,044
Cliffs Natural Resources, Inc. (b)	842,167	17,264,423
Commercial Metals Co.	1,112,257	18,852,756
Haynes International, Inc.	48,034	2,177,381
Nucor Corp.	384,752	18,860,543
Reliance Steel & Aluminum Co.	260,744	19,104,713
Schnitzer Steel Industries, Inc. (Class A) (b)	253,107	6,970,567
Steel Dynamics, Inc.	1,105,565	18,473,991
United States Steel Corp. (b)	935,420	19,260,298
Worthington Industries, Inc.	445,910	15,352,681

		191,780,581

TOTAL COMMON STOCKS —
(Cost $864,756,270)		563,662,985

SHORT TERM INVESTMENTS — 15.9%
MONEY MARKET FUNDS — 15.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	89,178,540	89,178,540
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	576,445	576,445

TOTAL SHORT TERM INVESTMENTS —
(Cost $89,754,985)		89,754,985

TOTAL INVESTMENTS — 115.7% (f)
(Cost $954,511,255)		653,417,970
OTHER ASSETS & LIABILITIES — (15.7)%		(88,739,423)

NET ASSETS — 100.0%		$564,678,547

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
OIL & GAS DRILLING — 27.3%
Atwood Oceanics, Inc. (a)	124,570	$6,856,333
Diamond Offshore Drilling, Inc.	109,563	6,827,966
Ensco PLC (Class A)	127,198	6,836,893
Helmerich & Payne, Inc.	102,288	7,052,758
Hercules Offshore, Inc. (a)	947,234	6,981,115
Nabors Industries, Ltd.	431,087	6,923,257
Noble Corp.	181,878	6,869,532
Parker Drilling Co. (a)	411,109	2,343,321
Patterson-UTI Energy, Inc.	339,764	7,264,154
Pioneer Energy Services Corp. (a)	224,167	1,683,494
Rowan Cos. PLC (a)	186,346	6,842,625
Transocean, Ltd.	150,821	6,711,535
Unit Corp. (a)	102,462	4,763,458

		77,956,441

OIL & GAS EQUIPMENT & SERVICES — 72.4%
Baker Hughes, Inc.	141,991	6,971,758
Basic Energy Services, Inc. (a)(b)	320,888	4,056,024
Bristow Group, Inc.	93,039	6,769,518
C&J Energy Services, Inc. (a)(b)	261,605	5,253,028
Cameron International Corp. (a)	121,819	7,110,575
CARBO Ceramics, Inc. (b)	71,995	7,135,425
Core Laboratories NV	42,964	7,269,938
Dresser-Rand Group, Inc. (a)	112,050	6,991,920
Dril-Quip, Inc. (a)	62,885	7,216,054
Era Group, Inc. (a)(b)	56,475	1,534,991
Exterran Holdings, Inc. (a)(b)	249,360	6,874,855
FMC Technologies, Inc. (a)	129,723	7,189,249
Forum Energy Technologies, Inc. (a)	262,143	7,080,482
Geospace Technologies Corp. (a)(b)	90,880	7,661,184
Gulfmark Offshore, Inc. (Class A)	88,708	4,514,350
Halliburton Co.	142,019	6,838,215
Helix Energy Solutions Group, Inc. (a)	263,612	6,687,836
Hornbeck Offshore Services, Inc. (a)	125,456	7,206,193
ION Geophysical Corp. (a)(b)	756,582	3,934,226
Key Energy Services, Inc. (a)	980,123	7,145,097
McDermott International, Inc. (a)	956,218	7,104,700
National Oilwell Varco, Inc.	90,195	7,045,132
Newpark Resources, Inc. (a)(b)	273,190	3,458,585
Nuverra Environmental Solutions, Inc. (a)(b)	1,700,583	3,894,335
Oceaneering International, Inc.	85,798	6,970,230
Oil States International, Inc. (a)	71,892	7,437,946
RPC, Inc. (b)	278,109	4,302,346
Schlumberger, Ltd.	81,376	7,190,383
SEACOR Holdings, Inc. (b)	72,783	6,582,495
Superior Energy Services, Inc. (a)	271,628	6,801,565
Tesco Corp. (a)	161,190	2,670,918
Tetra Technologies, Inc. (a)	277,289	3,474,431
Tidewater, Inc. (b)	123,244	7,307,137
Weatherford International, Ltd. (a)	472,983	7,250,829

		206,931,950

TOTAL COMMON STOCKS —
(Cost $279,511,132)		284,888,391

SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	20,360,619	20,360,619
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	711,824	711,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $21,072,443)		21,072,443

TOTAL INVESTMENTS — 107.1% (f)
(Cost $300,583,575)		305,960,834
OTHER ASSETS & LIABILITIES — (7.1)%		(20,366,879)

NET ASSETS — 100.0%		$285,593,955

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 8.4%
Chevron Corp.	104,249	$12,666,253
ConocoPhillips	187,056	13,002,262
Exxon Mobil Corp.	146,467	12,602,021
Hess Corp.	166,614	12,885,927
Marathon Oil Corp.	363,961	12,694,960
Occidental Petroleum Corp.	144,633	13,528,971

		77,380,394

OIL & GAS EXPLORATION & PRODUCTION — 75.3%
Anadarko Petroleum Corp.	136,686	12,710,431
Apache Corp.	149,163	12,699,738
Approach Resources, Inc. (a)(b)	555,621	14,601,720
Berry Petroleum Co. (Class A)	287,189	12,386,461
Bill Barrett Corp. (a)(b)	537,655	13,500,517
Bonanza Creek Energy, Inc. (a)(b)	282,016	13,610,092
Cabot Oil & Gas Corp.	345,083	12,878,497
Carrizo Oil & Gas, Inc. (a)	366,089	13,658,780
Chesapeake Energy Corp.	485,413	12,562,488
Cimarex Energy Co.	142,805	13,766,402
Cobalt International Energy, Inc. (a)	496,350	12,339,261
Comstock Resources, Inc.	843,393	13,418,383
Concho Resources, Inc. (a)	125,498	13,655,437
Contango Oil & Gas Co.	89,316	3,282,363
Continental Resources, Inc. (a)(b)	128,527	13,785,806
Denbury Resources, Inc. (a)	728,099	13,404,303
Devon Energy Corp.	221,745	12,807,991
Diamondback Energy, Inc. (a)	281,458	12,001,369
Energen Corp.	183,100	13,987,009
Energy XXI Bermuda, Ltd.	473,635	14,303,777
EOG Resources, Inc.	77,733	13,158,642
EPL Oil & Gas, Inc. (a)	369,609	13,716,190
EQT Corp.	146,889	13,031,992
EXCO Resources, Inc. (b)	1,831,021	12,341,081
Forest Oil Corp. (a)(b)	2,084,607	12,716,103
Goodrich Petroleum Corp. (a)	473,803	11,508,675
Gulfport Energy Corp. (a)	206,344	13,276,173
Halcon Resources Corp. (a)(b)	2,748,504	12,175,873
Kodiak Oil & Gas Corp. (a)	1,176,931	14,193,788
Laredo Petroleum Holdings, Inc. (a)	471,279	13,987,561
Magnum Hunter Resources Corp. (a)(b)	2,384,000	14,709,280
Matador Resources Co. (a)	588,503	9,610,254
Murphy Oil Corp.	210,337	12,687,528
Newfield Exploration Co. (a)	505,680	13,840,462
Noble Energy, Inc.	194,580	13,038,806
Northern Oil and Gas, Inc. (a)(b)	961,728	13,877,735
Oasis Petroleum, Inc. (a)	304,474	14,958,808
PDC Energy, Inc. (a)	216,721	12,903,568
Pioneer Natural Resources Co.	70,051	13,225,629
QEP Resources, Inc.	460,330	12,746,538
Range Resources Corp.	164,557	12,488,231
Resolute Energy Corp. (a)(b)	1,025,653	8,574,459
Rex Energy Corp. (a)	624,784	13,932,683
Rosetta Resources, Inc. (a)	259,520	14,133,459
SandRidge Energy, Inc. (a)(b)	2,353,774	13,793,116
SM Energy Co.	174,674	13,483,086
Southwestern Energy Co. (a)	341,278	12,415,694
Stone Energy Corp. (a)	426,587	13,834,216
Swift Energy Co. (a)(b)	1,111,252	12,690,498
Ultra Petroleum Corp. (a)(b)	627,491	12,907,490
VAALCO Energy, Inc. (a)	1,031,089	5,753,477
W&T Offshore, Inc. (b)	766,896	13,589,397
Whiting Petroleum Corp. (a)	242,653	14,522,782
WPX Energy, Inc. (a)(b)	656,141	12,637,276

		691,821,375

OIL & GAS REFINING & MARKETING — 16.1%
Clean Energy Fuels Corp. (a)(b)	1,024,996	13,099,449
CVR Energy, Inc. (b)	318,496	12,268,466
Delek US Holdings, Inc.	588,434	12,410,073
HollyFrontier Corp.	307,931	12,966,974
Marathon Petroleum Corp.	190,717	12,266,918
PBF Energy, Inc. (b)	578,464	12,986,517
Phillips 66	226,616	13,102,937
Rentech, Inc.	3,780,587	7,485,562
Tesoro Corp.	280,780	12,348,704
Valero Energy Corp.	369,308	12,611,868
Western Refining, Inc. (b)	438,200	13,163,528
World Fuel Services Corp. (b)	343,410	12,812,627

		147,523,623

TOTAL COMMON STOCKS —
(Cost $1,017,006,973)		916,725,392

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 10/14/13) (a)(b) (Cost $0)	161,074	1,127

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	84,175,963	84,175,963
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	2,051,446	2,051,446

TOTAL SHORT TERM INVESTMENTS —
(Cost $86,227,409)		86,227,409

TOTAL INVESTMENTS — 109.2% (g)
(Cost $1,103,234,382)		1,002,953,928
OTHER ASSETS & LIABILITIES — (9.2)%		(84,275,477)

NET ASSETS — 100.0%		$918,678,451

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
AbbVie, Inc.	410,995	$18,383,806
Actavis, Inc. (a)	136,089	19,596,816
Akorn, Inc. (a)(b)	550,459	10,833,033
Allergan, Inc.	207,849	18,799,942
Auxilium Pharmaceuticals, Inc. (a)(b)	896,496	16,343,122
AVANIR Pharmaceuticals, Inc. (Class A) (a)	3,007,864	12,753,343
Bristol-Myers Squibb Co.	423,487	19,598,978
Eli Lilly & Co.	346,296	17,429,078
Endo Health Solutions, Inc. (a)	422,083	19,179,452
Forest Laboratories, Inc. (a)	418,171	17,893,537
Hi-Tech Pharmacal Co., Inc.	136,115	5,873,362
Hospira, Inc. (a)	465,665	18,263,381
Impax Laboratories, Inc. (a)	758,276	15,552,241
Jazz Pharmaceuticals PLC (a)	211,600	19,460,852
Johnson & Johnson	208,300	18,057,527
Mallinckrodt PLC (a)	423,180	18,658,006
Merck & Co., Inc.	386,059	18,380,269
Mylan, Inc. (a)	474,038	18,094,031
Nektar Therapeutics (a)	957,548	10,006,377
Optimer Pharmaceuticals, Inc. (a)	1,386,794	17,473,604
Pacira Pharmaceuticals, Inc. (a)(b)	321,896	15,479,979
Perrigo Co. (b)	149,505	18,445,927
Pfizer, Inc.	647,100	18,578,241
Questcor Pharmaceuticals, Inc. (b)	292,535	16,967,030
Repros Therapeutics, Inc. (a)	402,491	10,786,759
Salix Pharmaceuticals, Ltd. (a)	274,917	18,386,449
Santarus, Inc. (a)	840,853	18,978,052
The Medicines Co. (a)	534,095	17,902,864
ViroPharma, Inc. (a)(b)	471,834	18,543,076
VIVUS, Inc. (a)(b)	1,823,019	16,990,537
Zoetis, Inc.	594,199	18,491,473

TOTAL COMMON STOCKS —
(Cost $429,081,390)		520,181,144

SHORT TERM INVESTMENTS — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	36,193,584	36,193,584
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	5,146	5,146

TOTAL SHORT TERM INVESTMENTS —
(Cost $36,198,730)		36,198,730

TOTAL INVESTMENTS — 106.9% (f)
(Cost $465,280,120)		556,379,874
OTHER ASSETS & LIABILITIES — (6.9)%		(36,113,864)

NET ASSETS — 100.0%		$520,266,010

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 27.4%
Abercrombie & Fitch Co. (Class A) (a)	283,138	$10,014,591
Aeropostale, Inc. (a)(b)	1,180,086	11,092,808
American Eagle Outfitters, Inc.	709,173	9,921,330
ANN, Inc. (b)	296,002	10,721,192
Ascena Retail Group, Inc. (b)	624,656	12,449,394
Brown Shoe Co., Inc.	468,804	11,002,830
Chico’s FAS, Inc.	652,127	10,864,436
DSW, Inc. (Class A)	127,137	10,847,329
Express, Inc. (b)	473,812	11,177,225
Foot Locker, Inc.	321,086	10,897,659
Francesca’s Holdings Corp. (a)(b)	533,778	9,949,622
Genesco, Inc. (b)	168,040	11,020,063
Guess?, Inc.	351,960	10,506,006
Jos. A. Bank Clothiers, Inc. (b)	250,653	11,018,706
L Brands, Inc.	179,981	10,996,839
Ross Stores, Inc.	150,224	10,936,307
Stage Stores, Inc. (a)	538,176	10,332,979
The Buckle, Inc.	197,510	10,675,416
The Cato Corp. (Class A)	188,495	5,274,090
The Children’s Place Retail Stores, Inc. (b)	187,508	10,849,213
The Finish Line, Inc. (Class A)	477,749	11,881,618
The Gap, Inc.	253,048	10,192,773
The Men’s Wearhouse, Inc.	304,489	10,367,850
The Wet Seal, Inc. (Class A) (b)	2,634,736	10,354,513
TJX Cos., Inc.	194,437	10,964,302
Urban Outfitters, Inc. (b)	274,514	10,093,880
Zumiez, Inc. (a)(b)	381,192	10,496,122

		284,899,093

AUTOMOTIVE RETAIL — 13.9%
Advance Auto Parts, Inc.	132,756	10,976,266
Asbury Automotive Group, Inc. (b)	200,280	10,654,896
AutoNation, Inc. (b)	198,621	10,362,058
AutoZone, Inc. (b)	25,341	10,712,401
CarMax, Inc. (b)	206,310	9,999,846
CST Brands, Inc. (a)	352,964	10,518,327
Group 1 Automotive, Inc.	133,371	10,360,259
Lithia Motors, Inc. (Class A)	150,166	10,956,111
Monro Muffler Brake, Inc.	238,870	11,105,066
Murphy USA, Inc. (b)	259,925	10,498,371
O’Reilly Automotive, Inc. (b)	83,726	10,682,600
Penske Automotive Group, Inc.	253,937	10,850,728
Pep Boys-Manny, Moe & Jack (b)	534,559	6,665,951
Sonic Automotive, Inc. (Class A)	436,347	10,385,059

		144,727,939

CATALOG RETAIL — 1.0%
HSN, Inc.	189,571	10,164,797

COMPUTER & ELECTRONICS RETAIL — 3.0%
Best Buy Co., Inc.	275,293	10,323,488
GameStop Corp. (Class A)	200,893	9,974,337
Rent-A-Center, Inc.	280,947	10,704,081

		31,001,906

DEPARTMENT STORES — 6.6%
Dillard’s, Inc. (Class A)	132,883	10,404,739
J.C. Penney Co., Inc. (a)(b)	762,573	6,725,894
Kohl’s Corp.	205,640	10,641,870
Macy’s, Inc.	235,750	10,200,902
Nordstrom, Inc.	183,961	10,338,608
Saks, Inc. (b)	663,624	10,578,167
Sears Holdings Corp. (a)(b)	174,531	10,409,029

		69,299,209

DRUG RETAIL — 3.3%
CVS Caremark Corp.	175,952	9,985,276
Rite Aid Corp. (b)	2,943,514	14,011,127
Walgreen Co.	197,158	10,607,100

		34,603,503

FOOD RETAIL — 8.4%
Casey’s General Stores, Inc.	148,422	10,909,017
Harris Teeter Supermarkets, Inc.	214,412	10,546,926
Safeway, Inc.	373,717	11,955,207
SUPERVALU, Inc. (b)	1,408,803	11,594,449
Susser Holdings Corp. (a)(b)	207,107	11,007,737
The Fresh Market, Inc. (b)	216,041	10,220,900
The Kroger Co.	270,012	10,892,284
Whole Foods Market, Inc.	184,490	10,792,665

		87,919,185

GENERAL MERCHANDISE STORES — 7.3%
Big Lots, Inc. (b)	290,474	10,773,681
Conn’s, Inc. (b)	199,277	9,971,821
Dollar General Corp. (b)	185,392	10,467,232
Dollar Tree, Inc. (b)	192,080	10,979,293
Family Dollar Stores, Inc.	146,191	10,528,676
Fred’s, Inc. (Class A)	284,287	4,449,091
Target Corp.	165,206	10,569,880
Tuesday Morning Corp. (b)	528,021	8,062,881

		75,802,555

HYPERMARKETS & SUPER CENTERS — 3.1%
Costco Wholesale Corp.	90,066	10,368,398
PriceSmart, Inc. (a)	115,880	11,036,411
Wal-Mart Stores, Inc.	141,705	10,480,502

		31,885,311

INTERNET RETAIL — 9.1%
Amazon.com, Inc. (b)	35,354	11,053,075
Blue Nile, Inc. (a)(b)	272,479	11,152,565
Expedia, Inc.	205,819	10,659,366
Groupon, Inc. (b)	901,493	10,105,736
HomeAway, Inc. (a)(b)	332,895	9,321,060
Netflix, Inc. (b)	34,485	10,663,107
Priceline.com, Inc. (b)	10,892	11,011,267
Shutterfly, Inc. (b)	184,153	10,290,470
TripAdvisor, Inc. (b)	144,713	10,975,034

		95,231,680

SPECIALTY STORES — 16.7%
Barnes & Noble, Inc. (a)(b)	780,039	10,093,705
Cabela’s, Inc. (a)(b)	160,633	10,124,698
Dick’s Sporting Goods, Inc.	208,456	11,127,381
Five Below, Inc. (b)	223,928	9,796,850
GNC Holdings, Inc. (Class A)	199,890	10,919,991
Hibbett Sports, Inc. (a)(b)	198,616	11,152,289
Office Depot, Inc. (a)(b)	2,456,419	11,864,504
OfficeMax, Inc.	931,785	11,917,530
PetSmart, Inc.	145,086	11,064,258
Sally Beauty Holdings, Inc. (b)	407,175	10,651,698
Signet Jewelers, Ltd.	153,514	10,999,278

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Staples, Inc.	730,322	$10,699,217
Tiffany & Co.	133,420	10,222,640
Tractor Supply Co.	161,520	10,849,298
Ulta Salon Cosmetics & Fragrance, Inc. (b)	89,723	10,718,310
Vitamin Shoppe, Inc. (b)	257,935	11,284,656

		173,486,303

TOTAL COMMON STOCKS —
(Cost $1,063,976,472)		1,039,021,481

SHORT TERM INVESTMENTS — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	61,784,115	61,784,115
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	2,032,912	2,032,912

TOTAL SHORT TERM INVESTMENTS —
(Cost $63,817,027)		63,817,027

TOTAL INVESTMENTS — 105.9% (f)
(Cost $1,127,793,499)		1,102,838,508
OTHER ASSETS & LIABILITIES — (5.9)%		(61,374,225)

NET ASSETS — 100.0%		$1,041,464,283

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)(b)	316,204	$1,201,575
Altera Corp.	31,273	1,162,105
Analog Devices, Inc.	25,271	1,189,001
Applied Micro Circuits Corp. (a)(b)	75,610	975,369
Atmel Corp. (a)	159,746	1,188,510
Avago Technologies, Ltd.	31,020	1,337,582
Broadcom Corp. (Class A)	46,423	1,207,462
Cavium, Inc. (a)(b)	30,235	1,245,682
CEVA, Inc. (a)	19,466	335,789
Cirrus Logic, Inc. (a)	54,598	1,238,283
Cree, Inc. (a)(b)	20,373	1,226,251
Cypress Semiconductor Corp. (b)	105,278	983,297
Diodes, Inc. (a)	34,104	835,548
Entropic Communications, Inc. (a)(b)	75,779	331,912
Fairchild Semiconductor International, Inc. (a)	90,395	1,255,587
First Solar, Inc. (a)(b)	31,694	1,274,416
Freescale Semiconductor, Ltd. (a)	71,794	1,195,370
Hittite Microwave Corp. (a)	13,420	876,997
Integrated Device Technology, Inc. (a)	116,727	1,099,568
Intel Corp.	51,621	1,183,153
International Rectifier Corp. (a)	41,630	1,031,175
Intersil Corp. (Class A)	109,175	1,226,035
Lattice Semiconductor Corp. (a)	82,921	369,828
Linear Technology Corp.	30,027	1,190,871
LSI Corp.	153,082	1,197,101
Marvell Technology Group, Ltd.	95,766	1,101,309
Maxim Integrated Products, Inc.	41,776	1,244,925
Micrel, Inc.	26,852	244,622
Microchip Technology, Inc. (b)	30,605	1,233,076
Micron Technology, Inc. (a)	74,737	1,305,655
Microsemi Corp. (a)	42,663	1,034,578
Monolithic Power Systems, Inc.	29,309	887,477
NVIDIA Corp.	76,693	1,193,343
OmniVision Technologies, Inc. (a)	77,919	1,192,940
ON Semiconductor Corp. (a)	163,157	1,191,046
PMC-Sierra, Inc. (a)	185,178	1,225,878
Power Integrations, Inc.	16,848	912,319
Rambus, Inc. (a)(b)	110,389	1,037,657
RF Micro Devices, Inc. (a)	226,744	1,278,836
Semtech Corp. (a)	38,190	1,145,318
Silicon Image, Inc. (a)	76,806	410,144
Silicon Laboratories, Inc. (a)	23,409	999,798
Skyworks Solutions, Inc. (a)	47,918	1,190,283
Spansion, Inc. (Class A) (a)	48,488	489,244
SunPower Corp. (a)(b)	51,282	1,341,537
Texas Instruments, Inc.	30,068	1,210,838
TriQuint Semiconductor, Inc. (a)	153,454	1,247,581
Volterra Semiconductor Corp. (a)	35,427	814,821
Xilinx, Inc.	25,641	1,201,537

TOTAL COMMON STOCKS —
(Cost $53,470,906)		51,493,229

SHORT TERM INVESTMENTS — 7.2%
MONEY MARKET FUNDS — 7.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,672,199	3,672,199
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	45,000	45,000

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,717,199)		3,717,199

TOTAL INVESTMENTS — 107.1% (f)
(Cost $57,188,105)		55,210,428
OTHER ASSETS & LIABILITIES — (7.1)%		(3,667,017)

NET ASSETS — 100.0%		$51,543,411

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 29.6%
ACI Worldwide, Inc. (a)(b)	2,525	$136,502
Adobe Systems, Inc. (a)	2,728	141,692
Advent Software, Inc.	4,308	136,779
Ansys, Inc. (a)(b)	1,485	128,482
Aspen Technology, Inc. (a)(b)	3,736	129,079
Autodesk, Inc. (a)(b)	3,406	140,225
Blackbaud, Inc. (b)	3,390	132,346
Bottomline Technologies, Inc. (a)(b)	4,665	130,060
BroadSoft, Inc. (a)(b)	3,557	128,159
Cadence Design Systems, Inc. (a)(b)	9,431	127,319
Citrix Systems, Inc. (a)	1,763	124,485
Compuware Corp.	11,877	133,022
Comverse, Inc. (a)(b)	2,483	79,332
Concur Technologies, Inc. (a)(b)	1,215	134,258
Ebix, Inc. (b)	12,144	120,711
FactSet Research Systems, Inc. (b)	1,157	126,229
Fair Isaac Corp.	2,477	136,929
Guidewire Software, Inc. (a)(b)	2,781	131,013
Informatica Corp. (a)	3,443	134,174
Interactive Intelligence Group (a)(b)	2,150	136,504
Intuit, Inc. (b)	1,972	130,763
Jive Software, Inc. (a)	9,966	124,575
Manhattan Associates, Inc. (a)(b)	1,406	134,203
Mentor Graphics Corp. (b)	5,655	132,157
MicroStrategy, Inc. (a)(b)	1,225	127,106
Monotype Imaging Holdings, Inc. (b)	4,921	141,036
Netscout Systems, Inc. (a)(b)	5,092	130,202
Nuance Communications, Inc. (a)	6,735	125,911
Pegasystems, Inc.	3,472	138,220
PROS Holdings, Inc. (a)(b)	3,833	131,050
PTC, Inc. (a)	4,670	132,768
QLIK Technologies, Inc. (a)(b)	3,752	128,468
RealPage, Inc. (a)(b)	5,851	135,509
Salesforce.com, Inc. (a)(b)	2,620	136,004
SolarWinds, Inc. (a)(b)	3,330	116,750
Solera Holdings, Inc.	2,454	129,743
Splunk, Inc. (a)	2,184	131,127
SS&C Technologies Holdings, Inc. (a)(b)	3,448	131,369
Synchronoss Technologies, Inc. (a)(b)	3,537	134,618
Synopsys, Inc. (a)(b)	3,477	131,083
Tangoe, Inc. (a)(b)	5,672	135,334
TIBCO Software, Inc. (a)(b)	5,285	135,243
TiVo, Inc. (a)	10,634	132,287
Tyler Technologies, Inc. (a)(b)	1,636	143,101
Ultimate Software Group, Inc. (a)(b)	892	131,481
Verint Systems, Inc. (a)	3,436	127,338
VirnetX Holding Corp. (a)(b)	6,357	129,683
Workday, Inc. (Class A) (a)(b)	1,693	137,014

		6,281,443

DATA PROCESSING & OUTSOURCED SERVICES — 19.8%
Alliance Data Systems Corp. (a)(b)	631	133,438
Automatic Data Processing, Inc.	1,755	127,027
Broadridge Financial Solutions, Inc. (b)	4,242	134,683
Cardtronics, Inc. (a)(b)	3,602	133,634
Computer Sciences Corp.	2,520	130,385
Convergys Corp. (b)	7,080	132,750
CoreLogic, Inc. (a)	4,932	133,411
CSG Systems International, Inc. (b)	5,462	136,823
DST Systems, Inc.	1,739	131,138
Euronet Worldwide, Inc. (a)	3,498	139,220
EVERTEC, Inc. (b)	5,628	124,998
ExlService Holdings, Inc. (a)(b)	4,560	129,869
Fidelity National Information Services, Inc.	2,830	131,425
Fiserv, Inc. (a)	1,296	130,961
FleetCor Technologies, Inc. (a)	1,213	133,624
Genpact, Ltd. (a)	6,714	126,760
Global Payments, Inc.	2,633	134,494
Heartland Payment Systems, Inc. (b)	3,434	136,398
Jack Henry & Associates, Inc.	2,542	131,193
Lender Processing Services, Inc.	4,033	134,178
Mastercard, Inc. (Class A)	195	131,192
NeuStar, Inc. (Class A) (a)(b)	2,501	123,749
Paychex, Inc. (b)	3,225	131,064
Sykes Enterprises, Inc. (a)(b)	5,949	106,547
Syntel, Inc. (b)	1,707	136,731
TeleTech Holdings, Inc. (a)	4,665	117,045
The Western Union Co. (b)	7,064	131,814
Total System Services, Inc. (b)	4,468	131,449
Vantiv, Inc. (a)	4,893	136,710
VeriFone Systems, Inc. (a)(b)	5,757	131,605
Visa, Inc. (Class A) (b)	688	131,477
WEX, Inc. (a)(b)	1,551	136,100

		4,191,892

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.2%
CoStar Group, Inc. (a)(b)	774	129,955
Global Cash Access Holdings, Inc. (a)	16,979	132,606

		262,561

HOME ENTERTAINMENT SOFTWARE — 2.6%
Activision Blizzard, Inc. (b)	7,664	127,759
Electronic Arts, Inc. (a)(b)	4,877	124,607
Take-Two Interactive Software, Inc. (a)(b)	7,364	133,730
Zynga, Inc. (Class A) (a)(b)	42,226	155,392

		541,488

INTERNET SOFTWARE & SERVICES — 25.5%
Akamai Technologies, Inc. (a)(b)	2,537	131,163
Angie’s List, Inc. (a)(b)	6,211	139,747
AOL, Inc. (a)(b)	3,833	132,545
Bankrate, Inc. (a)(b)	7,286	149,873
Blucora, Inc. (a)	6,058	139,213
comScore, Inc. (a)	4,573	132,480
Constant Contact, Inc. (a)(b)	6,075	143,917
Cornerstone OnDemand, Inc. (a)(b)	2,419	124,433
Dealertrack Technologies, Inc. (a)	3,261	139,701
Dice Holdings, Inc. (a)(b)	9,874	84,028
Digital River, Inc. (a)(b)	7,588	135,598
EarthLink, Inc. (b)	26,064	129,017
eBay, Inc. (a)	2,417	134,844
Envestnet, Inc. (a)(b)	4,305	133,455
Equinix, Inc. (a)(b)	734	134,799
Facebook, Inc. (Class A) (a)	2,934	147,404
Google, Inc. (Class A) (a)	146	127,883
IAC/InterActiveCorp. (b)	2,449	133,887
j2 Global, Inc. (b)	2,583	127,910
LinkedIn Corp. (Class A) (a)(b)	521	128,197

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Liquidity Services, Inc. (a)(b)	3,611	$121,185
LivePerson, Inc. (a)(b)	13,613	128,507
LogMeIn, Inc. (a)(b)	4,125	128,081
Monster Worldwide, Inc. (a)(b)	27,266	120,516
Move, Inc. (a)	8,258	139,973
NIC, Inc. (b)	6,149	142,103
OpenTable, Inc. (a)	1,721	120,436
Pandora Media, Inc. (a)(b)	5,421	136,230
Rackspace Hosting, Inc. (a)(b)	2,506	132,217
Responsys, Inc. (a)(b)	8,866	146,289
SPS Commerce, Inc. (a)(b)	1,923	128,687
Stamps.com, Inc. (a)(b)	2,986	137,147
Trulia, Inc. (a)	2,658	125,006
United Online, Inc. (b)	16,382	130,728
ValueClick, Inc. (a)(b)	5,717	119,199
VeriSign, Inc. (a)(b)	2,593	131,958
Web.com Group, Inc. (a)(b)	4,311	139,418
WebMD Health Corp. (a)	4,194	119,948
Yahoo!, Inc. (a)(b)	4,444	147,363
Yelp, Inc. (a)(b)	2,067	136,794
Zillow, Inc. (Class A) (a)(b)	1,361	114,828

		5,396,707

IT CONSULTING & OTHER SERVICES — 10.9%
Accenture PLC (Class A)	1,746	128,575
Acxiom Corp. (a)(b)	4,972	141,155
Booz Allen Hamilton Holding Corp. (b)	6,777	130,932
CACI International, Inc. (Class A) (a)(b)	1,924	132,968
Cognizant Technology Solutions Corp. (Class A) (a)	1,632	134,020
EPAM Systems, Inc. (a)(b)	3,913	134,998
Forrester Research, Inc. (b)	2,973	109,287
Gartner, Inc. (a)(b)	2,284	137,040
iGate Corp. (a)(b)	4,635	128,668
International Business Machines Corp.	677	125,367
Leidos Holdings, Inc.	2,110	96,047
ManTech International Corp. (Class A) (b)	4,621	132,900
MAXIMUS, Inc.	3,283	147,866
Sapient Corp. (a)(b)	8,263	128,655
Science Applications International Corp. (a)	1,206	40,693
ServiceSource International, Inc. (a)(b)	9,801	118,396
Teradata Corp. (a)(b)	2,193	121,580
Unisys Corp. (a)(b)	4,943	124,514
Virtusa Corp. (a)(b)	3,618	105,139

		2,318,800

SYSTEMS SOFTWARE — 10.3%
CA, Inc.	4,280	126,988
CommVault Systems, Inc. (a)(b)	1,530	134,380
Fortinet, Inc. (a)(b)	6,317	127,982
Imperva, Inc. (a)(b)	2,613	109,798
Infoblox, Inc. (a)(b)	2,923	122,240
MICROS Systems, Inc. (a)(b)	2,591	129,395
Microsoft Corp.	3,944	131,375
NetSuite, Inc. (a)(b)	1,227	132,442
Oracle Corp.	4,007	132,912
Progress Software Corp. (a)(b)	5,182	134,110
Proofpoint, Inc. (a)	4,121	132,366
Red Hat, Inc. (a)(b)	2,481	114,473
Rovi Corp. (a)	7,369	141,264
ServiceNow, Inc. (a)(b)	2,666	138,499
Sourcefire, Inc. (a)	1,714	130,127
Symantec Corp.	5,190	128,452
VMware, Inc. (Class A) (a)(b)	1,484	120,056

		2,186,859

TOTAL COMMON STOCKS —
(Cost $16,754,725)		21,179,750

SHORT TERM INVESTMENTS — 28.2%
MONEY MARKET FUNDS — 28.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,966,657	5,966,657
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	21,684	21,684

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,988,341)		5,988,341

TOTAL INVESTMENTS — 128.1% (f)
(Cost $22,743,066)		27,168,091
OTHER ASSETS & LIABILITIES — (28.1)%		(5,967,177)

NET ASSETS — 100.0%		$21,200,914

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
ALTERNATIVE CARRIERS — 10.9%
8x8, Inc. (a)	9,950	$100,197
Cogent Communications Group, Inc.	3,125	100,781
inContact, Inc. (a)	6,346	52,481
Intelsat SA (a)	4,105	98,520
Iridium Communications, Inc. (a)	11,510	79,189
Level 3 Communications, Inc. (a)	6,997	186,750
tw telecom, Inc. (a)	6,094	181,997
Vonage Holdings Corp. (a)	17,854	56,062

		855,977

COMMUNICATIONS EQUIPMENT — 61.2%
ADTRAN, Inc.	6,735	179,420
Arris Group, Inc. (a)	10,994	187,558
Aruba Networks, Inc. (a)	10,303	171,442
Black Box Corp.	1,037	31,774
Brocade Communications Systems, Inc. (a)	23,647	190,358
CalAmp Corp. (a)	5,316	93,721
Calix, Inc. (a)	4,315	54,930
Ciena Corp. (a)	7,222	180,406
Cisco Systems, Inc.	7,477	175,111
Comtech Telecommunications Corp.	1,078	26,217
EchoStar Corp. (Class A) (a)	2,129	93,548
Emulex Corp. (a)	11,126	86,338
F5 Networks, Inc. (a)	1,976	169,462
Finisar Corp. (a)	7,804	176,604
Harmonic, Inc. (a)	12,214	93,926
Harris Corp.	3,139	186,143
Infinera Corp. (a)	16,368	185,122
InterDigital, Inc.	4,862	181,498
Ixia (a)	11,798	184,875
JDS Uniphase Corp. (a)	12,115	178,212
Juniper Networks, Inc. (a)	8,651	171,809
Motorola Solutions, Inc.	3,165	187,938
Netgear, Inc. (a)	5,204	160,595
Palo Alto Networks, Inc. (a)	3,811	174,620
Plantronics, Inc.	3,311	152,471
Polycom, Inc. (a)	16,637	181,676
QUALCOMM, Inc.	2,652	178,639
Riverbed Technology, Inc. (a)	11,724	171,053
Sonus Networks, Inc. (a)	33,975	114,835
Tellabs, Inc.	46,538	105,641
Ubiquiti Networks, Inc.	5,614	188,574
ViaSat, Inc. (a)	2,785	177,544

		4,792,060

INTEGRATED TELECOMMUNICATION SERVICES — 12.6%
AT&T, Inc.	5,298	179,178
CenturyLink, Inc.	5,623	176,450
Cincinnati Bell, Inc. (a)	22,345	60,778
Consolidated Communications Holdings, Inc.	2,897	49,944
Frontier Communications Corp.	41,803	174,319
Verizon Communications, Inc.	3,807	177,635
Windstream Holdings, Inc.	21,469	171,752

		990,056

WIRELESS TELECOMMUNICATION SERVICES — 14.7%
Crown Castle International Corp. (a)	2,603	190,097
NII Holdings, Inc. (a)	25,327	153,735
SBA Communications Corp. (Class A) (a)	2,377	191,253
Sprint Corp. (a)	27,060	168,043
T-Mobile US, Inc. (a)	7,359	191,113
Telephone & Data Systems, Inc.	6,340	187,347
US Cellular Corp.	1,566	71,300

		1,152,888

TOTAL COMMON STOCKS —
(Cost $7,402,090)		7,790,981

SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $37,880)	37,880	37,880

TOTAL INVESTMENTS — 99.9% (d)
(Cost $7,439,970)		7,828,861
OTHER ASSETS & LIABILITIES — 0.1%		4,211

NET ASSETS — 100.0%		$7,833,072

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.7%
Atlas Air Worldwide Holdings, Inc. (a)	20,372	$939,353
C.H. Robinson Worldwide, Inc.	22,819	1,359,100
Expeditors International of Washington, Inc.	30,420	1,340,305
FedEx Corp.	12,593	1,436,987
Forward Air Corp.	8,644	348,785
HUB Group, Inc. (Class A) (a)	15,645	613,753
United Parcel Service, Inc. (Class B)	15,237	1,392,205
UTI Worldwide, Inc.	64,783	978,871
XPO Logistics, Inc. (a)	31,700	686,939

		9,096,298

AIRLINES — 25.1%
Alaska Air Group, Inc.	22,321	1,397,741
Allegiant Travel Co.	10,512	1,107,544
Delta Air Lines, Inc.	59,998	1,415,353
JetBlue Airways Corp. (a)	207,373	1,381,104
Republic Airways Holdings, Inc. (a)	33,871	403,065
SkyWest, Inc.	25,300	367,356
Southwest Airlines Co.	96,995	1,412,247
Spirit Airlines, Inc. (a)	40,721	1,395,509
United Continental Holdings, Inc. (a)	41,829	1,284,569
US Airways Group, Inc. (a)	75,423	1,430,020

		11,594,508

AIRPORT SERVICES — 1.3%
Wesco Aircraft Holdings, Inc. (a)	28,844	603,705

MARINE — 4.6%
Kirby Corp. (a)	15,586	1,348,968
Matson, Inc.	28,422	745,509

		2,094,477

RAILROADS — 14.6%
CSX Corp.	51,729	1,331,505
Genesee & Wyoming, Inc. (Class A) (a)	14,447	1,343,138
Kansas City Southern	12,212	1,335,504
Norfolk Southern Corp.	17,798	1,376,675
Union Pacific Corp.	8,692	1,350,215

		6,737,037

TRUCKING — 34.6%
AMERCO, Inc.	4,979	916,783
Arkansas Best Corp.	36,594	939,368
Avis Budget Group, Inc. (a)	44,945	1,295,764
Celadon Group, Inc.	16,551	309,007
Con-way, Inc.	31,209	1,344,796
Heartland Express, Inc.	29,060	412,362
Hertz Global Holdings, Inc. (a)	50,134	1,110,970
J.B. Hunt Transport Services, Inc.	18,199	1,327,253
Knight Transportation, Inc.	45,246	747,464
Landstar System, Inc.	23,859	1,335,627
Old Dominion Freight Line, Inc. (a)	29,272	1,346,219
Roadrunner Transportation Systems, Inc. (a)	18,684	527,636
Ryder Systems, Inc.	22,720	1,356,384
Saia, Inc. (a)	17,707	552,104
Swift Transportation Co. (a)	66,068	1,333,913
Werner Enterprises, Inc.	47,284	1,103,136

		15,958,786

TOTAL COMMON STOCKS —
(Cost $41,307,002)		46,084,811

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c) (Cost $67,013)	67,013	67,013

TOTAL INVESTMENTS — 100.0% (d)
(Cost $41,374,015)		46,151,824
OTHER ASSETS & LIABILITIES — 0.0% (e)		1,103

NET ASSETS — 100.0%		$46,152,927

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.5%
AAR Corp. (a)	42	$1,148
Alliant Techsystems, Inc. (a)	36	3,512
BE Aerospace, Inc. (a)(b)	121	8,932
Cubic Corp. (a)	6	322
Curtiss-Wright Corp. (a)	34	1,597
Engility Holdings, Inc. (a)(b)	3	95
Esterline Technologies Corp. (b)	20	1,598
Exelis, Inc.	205	3,221
GenCorp, Inc. (a)(b)	75	1,202
General Dynamics Corp.	238	20,830
Honeywell International, Inc. (a)	760	63,110
Huntington Ingalls Industries, Inc.	54	3,640
L-3 Communications Holdings, Inc. (a)	68	6,426
Lockheed Martin Corp. (a)	191	24,362
Moog, Inc. (Class A) (a)(b)	44	2,581
Northrop Grumman Corp.	183	17,433
Orbital Sciences Corp. (a)(b)	62	1,313
Precision Castparts Corp.	150	34,086
Raytheon Co. (a)	212	16,339
Rockwell Collins, Inc. (a)	106	7,193
Teledyne Technologies, Inc. (a)(b)	21	1,784
Textron, Inc. (a)	43	1,187
The Boeing Co. (a)	715	84,013
Triumph Group, Inc.	42	2,949
United Technologies Corp.	659	71,053

		379,926

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc. (a)	55	3,276
Expeditors International of Washington, Inc. (a)	58	2,555
FedEx Corp.	101	11,525
Forward Air Corp. (a)	3	121
HUB Group, Inc. (Class A) (a)(b)	3	118
United Parcel Service, Inc. (Class B) (a)	376	34,355
UTI Worldwide, Inc. (a)	75	1,133

		53,083

AIRLINES — 0.2%
Alaska Air Group, Inc.	86	5,385
Allegiant Travel Co. (a)	19	2,002
JetBlue Airways Corp. (a)(b)	91	606
SkyWest, Inc. (a)	63	915
Southwest Airlines Co. (a)	698	10,163

		19,071

AUTO COMPONENTS — 0.7%
BorgWarner, Inc. (a)	90	9,125
Delphi Automotive PLC (a)	343	20,038
Dorman Products, Inc. (a)	33	1,635
Drew Industries, Inc. (a)	15	683
Gentex Corp. (a)	148	3,787
Johnson Controls, Inc.	747	31,001
Spartan Motors, Inc. (a)	6	36
Standard Motor Products, Inc.	15	482
Superior Industries International, Inc.	3	54
The Goodyear Tire & Rubber Co. (a)(b)	222	4,984

		71,825

AUTOMOBILES — 1.2%
Ford Motor Co.	4,776	80,571
General Motors Co. (b)	1,084	38,991
Harley-Davidson, Inc. (a)	175	11,242
Thor Industries, Inc. (a)	53	3,076
Winnebago Industries, Inc. (a)(b)	33	857

		134,737

BEVERAGES — 1.1%
Beam, Inc.	25	1,616
Boston Beer Co., Inc. (Class A) (a)(b)	10	2,442
Brown-Forman Corp. (Class B)	80	5,450
Coca-Cola Enterprises, Inc.	169	6,796
Constellation Brands, Inc. (Class A) (a)(b)	194	11,136
Dr. Pepper Snapple Group, Inc. (a)	44	1,972
Molson Coors Brewing Co. (Class B) (a)	73	3,660
Monster Beverage Corp. (a)(b)	5	261
PepsiCo, Inc.	723	57,479
The Coca-Cola Co. (a)	597	22,614

		113,426

BIOTECHNOLOGY — 3.3%
Acorda Therapeutics, Inc. (b)	34	1,166
Alexion Pharmaceuticals, Inc. (b)	6	697
Amgen, Inc.	444	49,701
ArQule, Inc. (b)	3	7
Biogen Idec, Inc. (a)(b)	244	58,745
Celgene Corp. (a)(b)	481	74,040
Cubist Pharmaceuticals, Inc. (b)	18	1,144
Gilead Sciences, Inc. (a)(b)	1,866	117,259
Momenta Pharmaceuticals, Inc. (a)(b)	6	86
Regeneron Pharmaceuticals, Inc. (b)	88	27,533
Spectrum Pharmaceuticals, Inc.	15	126
United Therapeutics Corp. (a)(b)	27	2,129
Vertex Pharmaceuticals, Inc. (b)	274	20,775

		353,408

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	90	4,068
AAON, Inc.	43	1,142
Apogee Enterprises, Inc. (a)	36	1,069
Fortune Brands Home & Security, Inc.	199	8,284
Gibraltar Industries, Inc. (b)	15	214
Griffon Corp. (a)	15	188
Lennox International, Inc. (a)	54	4,064
Masco Corp.	422	8,980
Quanex Building Products Corp. (a)	33	621
Simpson Manufacturing Co., Inc. (a)	3	98
Universal Forest Products, Inc.	21	884

		29,612

CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc. (a)(b)	57	10,410
Ameriprise Financial, Inc.	237	21,586
BlackRock, Inc.	138	37,346
Calamos Asset Management, Inc. (Class A) (a)	3	30
E*TRADE Financial Corp. (b)	331	5,462
Eaton Vance Corp.	147	5,708
Federated Investors, Inc. (Class B) (a)	103	2,797
Financial Engines, Inc.	51	3,031
Franklin Resources, Inc. (a)	270	13,649
Greenhill & Co., Inc. (a)	30	1,496
HFF, Inc. (Class A)	33	827

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Invesco, Ltd.	457	$14,578
Janus Capital Group, Inc. (a)	112	953
Legg Mason, Inc. (a)	97	3,244
Morgan Stanley	1,667	44,926
Northern Trust Corp.	183	9,953
Piper Jaffray Co., Inc. (a)(b)	12	411
Raymond James Financial, Inc.	103	4,292
SEI Investments Co.	156	4,822
State Street Corp. (c)	526	34,585
Stifel Financial Corp. (a)(b)	15	618
SWS Group, Inc. (a)(b)	9	50
T. Rowe Price Group, Inc. (a)	186	13,379
The Bank of New York Mellon Corp.	1,049	31,669
The Charles Schwab Corp. (a)	1,328	28,074
The Goldman Sachs Group, Inc.	456	72,144
Virtus Investment Partners, Inc. (a)(b)	6	976
Waddell & Reed Financial, Inc. (Class A)	93	4,788

		371,804

CHEMICALS — 2.4%
A. Schulman, Inc. (a)	15	442
Air Products & Chemicals, Inc. (a)	110	11,723
Airgas, Inc. (a)	43	4,560
Albemarle Corp. (a)	15	944
American Vanguard Corp. (a)	30	808
Ashland, Inc.	39	3,607
Balchem Corp. (a)	36	1,863
Cabot Corp.	2	85
Calgon Carbon Corp. (b)	56	1,063
CF Industries Holdings, Inc.	2	422
Cytec Industries, Inc.	29	2,359
E. I. du Pont de Nemours & Co.	315	18,446
Eastman Chemical Co. (a)	140	10,906
Ecolab, Inc.	224	22,122
FMC Corp. (a)	55	3,945
H.B. Fuller Co.	33	1,491
Hawkins, Inc. (a)	3	113
Innophos Holdings, Inc. (a)	9	475
International Flavors & Fragrances, Inc.	80	6,584
Intrepid Potash, Inc. (a)	3	47
Koppers Holdings, Inc. (a)	6	256
Kraton Performance Polymers, Inc. (a)(b)	30	588
LSB Industries, Inc. (b)	15	503
LyondellBasell Industries NV	516	37,787
Minerals Technologies, Inc.	30	1,481
Monsanto Co.	283	29,537
NewMarket Corp.	8	2,303
Olin Corp. (a)	68	1,569
OM Group, Inc. (a)(b)	39	1,317
PolyOne Corp. (a)	131	4,023
PPG Industries, Inc.	129	21,551
Praxair, Inc.	120	14,425
Quaker Chemical Corp.	15	1,096
RPM International, Inc.	87	3,149
Sensient Technologies Corp. (a)	12	575
Sigma-Aldrich Corp.	64	5,459
Stepan Co.	12	693
The Dow Chemical Co. (a)	641	24,614
The Mosaic Co.	9	387
The Scotts Miracle-Gro Co. (Class A) (a)	28	1,541
The Sherwin-Williams Co.	77	14,028
Tredegar Corp. (a)	29	754
Valspar Corp.	65	4,123
Zep, Inc. (a)	3	49

		263,813

COMMERCIAL BANKS — 3.4%
Associated Banc-Corp.	115	1,781
BancorpSouth, Inc. (a)	93	1,854
Bank of Hawaii Corp. (a)	18	980
Bank of the Ozarks, Inc.	30	1,440
Banner Corp. (a)	20	763
BB&T Corp. (a)	240	8,100
BBCN Bancorp, Inc.	87	1,197
Boston Private Financial Holdings, Inc. (a)	69	766
Cathay General Bancorp (a)	57	1,332
City Holding Co. (a)	6	259
City National Corp. (a)	36	2,400
Columbia Banking System, Inc. (a)	60	1,482
Comerica, Inc. (a)	169	6,643
Commerce Bancshares, Inc.	58	2,541
Community Bank System, Inc. (a)	21	716
Cullen/Frost Bankers, Inc. (a)	43	3,034
CVB Financial Corp. (a)	69	933
East West Bancorp, Inc. (a)	83	2,652
F.N.B. Corp. (a)	84	1,019
Fifth Third Bancorp (a)	790	14,252
First BanCorp- Puerto Rico (a)(b)	57	324
First Commonwealth Financial Corp. (a)	124	941
First Financial Bancorp (a)	21	319
First Financial Bankshares, Inc. (a)	35	2,059
First Horizon National Corp. (a)	261	2,868
First Midwest Bancorp, Inc.	78	1,179
First Niagara Financial Group, Inc.	342	3,547
FirstMerit Corp. (a)	129	2,801
Fulton Financial Corp. (a)	152	1,775
Glacier Bancorp, Inc. (a)	81	2,001
Hancock Holding Co. (a)	24	753
Hanmi Financial Corp. (a)	36	596
Home Bancshares, Inc. (a)	54	1,640
Huntington Bancshares, Inc.	706	5,832
Independent Bank Corp.-Massachusetts (a)	15	535
International Bancshares Corp. (a)	15	324
KeyCorp	889	10,135
M&T Bank Corp. (a)	111	12,423
MB Financial, Inc.	36	1,017
National Penn Bancshares, Inc. (a)	90	904
NBT Bancorp, Inc. (a)	9	207
Old National Bancorp (a)	75	1,065
PacWest Bancorp	33	1,134
Pinnacle Financial Partners, Inc. (a)(b)	27	805
PNC Financial Services Group, Inc. (a)	379	27,459
PrivateBancorp, Inc. (a)	69	1,477
Prosperity Bancshares, Inc. (a)	40	2,474
Regions Financial Corp.	1,365	12,640
S&T Bancorp, Inc. (a)	6	145
Signature Bank (a)(b)	33	3,020
Simmons First National Corp. (a)	3	93

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Sterling Bancorp (a)	24	$329
SunTrust Banks, Inc.	487	15,789
Susquehanna Bancshares, Inc.	122	1,531
SVB Financial Group (a)(b)	46	3,973
Synovus Financial Corp.	928	3,062
TCF Financial Corp. (a)	169	2,413
Texas Capital Bancshares, Inc. (b)	14	644
Tompkins Financial Corp. (a)	3	139
Trustmark Corp. (a)	36	922
U.S. Bancorp (a)	642	23,484
UMB Financial Corp. (a)	7	380
Umpqua Holdings Corp.	60	973
United Bankshares, Inc. (a)	15	435
United Community Banks, Inc. (b)	21	315
Valley National Bancorp (a)	18	179
ViewPoint Financial Group	39	806
Webster Financial Corp.	70	1,787
Wells Fargo & Co.	3,475	143,587
Westamerica Bancorporation (a)	9	448
Wilshire Bancorp, Inc. (a)	78	638
Wintrust Financial Corp. (a)	8	329
Zions Bancorporation (a)	212	5,813

		364,612

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc. (a)	46	1,225
Avery Dennison Corp.	110	4,787
Cintas Corp. (a)	63	3,226
Clean Harbors, Inc. (a)(b)	3	176
Copart, Inc. (a)(b)	93	2,956
Deluxe Corp. (a)	51	2,125
G & K Services, Inc. (Class A)	15	906
Healthcare Services Group, Inc. (a)	66	1,700
Herman Miller, Inc. (a)	68	1,984
HNI Corp. (a)	55	1,990
Interface, Inc. (a)	61	1,210
Iron Mountain, Inc.	16	432
Mine Safety Appliances Co.	18	929
Mobile Mini, Inc. (a)(b)	47	1,601
Pitney Bowes, Inc. (a)	119	2,165
R.R. Donnelley & Sons Co. (a)	130	2,054
Republic Services, Inc.	176	5,871
Rollins, Inc. (a)	24	636
Stericycle, Inc. (b)	46	5,308
Tetra Tech, Inc. (a)(b)	2	52
The ADT Corp. (a)	48	1,952
The Brink’s Co. (a)	6	170
The Geo Group, Inc. (a)	86	2,860
Tyco International, Ltd.	306	10,704
UniFirst Corp.	12	1,253
United Stationers, Inc. (a)	44	1,914
Viad Corp.	34	848
Waste Connections, Inc. (a)	112	5,086
Waste Management, Inc. (a)	288	11,877

		77,997

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc. (a)	3	80
Arris Group, Inc. (a)(b)	46	785
Bel Fuse, Inc. (Class B)	3	52
Black Box Corp. (a)	3	92
Ciena Corp. (a)(b)	76	1,898
Cisco Systems, Inc.	6,204	145,298
F5 Networks, Inc. (a)(b)	3	257
Harmonic, Inc. (a)(b)	127	977
Harris Corp. (a)	72	4,270
InterDigital, Inc.	50	1,866
Ixia (a)(b)	41	642
JDS Uniphase Corp. (a)(b)	243	3,575
Juniper Networks, Inc. (a)(b)	173	3,436
Motorola Solutions, Inc.	136	8,076
Netgear, Inc. (a)(b)	12	370
Oplink Communications, Inc. (b)	3	56
PC-Tel, Inc.	3	27
Plantronics, Inc. (a)	32	1,474
Polycom, Inc. (a)(b)	102	1,114
QUALCOMM, Inc. (a)	377	25,395
Riverbed Technology, Inc. (a)(b)	6	88
Symmetricom, Inc. (b)	42	202
ViaSat, Inc. (a)(b)	50	3,187

		203,217

COMPUTERS & PERIPHERALS — 1.3%
3D Systems Corp. (a)(b)	115	6,209
Apple, Inc.	29	13,826
Avid Technology, Inc. (b)	36	216
Dell, Inc. (a)	686	9,446
Diebold, Inc. (a)	18	528
Electronics for Imaging, Inc. (b)	53	1,679
EMC Corp. (a)	65	1,661
Hewlett-Packard Co. (a)	1,863	39,086
Lexmark International, Inc. (Class A)	77	2,541
NCR Corp. (a)(b)	159	6,298
NetApp, Inc. (a)	168	7,160
QLogic Corp. (b)	3	33
SanDisk Corp.	250	14,878
Seagate Technology PLC (a)	368	16,096
Western Digital Corp. (a)	245	15,533

		135,190

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	121	3,783
Aegion Corp. (a)(b)	33	783
Comfort Systems USA, Inc. (a)	6	101
EMCOR Group, Inc.	65	2,543
Fluor Corp. (a)	97	6,883
Granite Construction, Inc. (a)	33	1,010
Jacobs Engineering Group, Inc. (b)	134	7,796
KBR, Inc.	106	3,460
Orion Marine Group, Inc. (a)(b)	9	94
Quanta Services, Inc. (a)(b)	86	2,366
URS Corp. (a)	73	3,924

		32,743

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	57	4,135
Headwaters, Inc. (a)(b)	75	674
Martin Marietta Materials, Inc. (a)	39	3,829
Texas Industries, Inc. (a)(b)	21	1,393
Vulcan Materials Co. (a)	110	5,699

		15,730

CONSUMER FINANCE — 1.1%
American Express Co.	781	58,981
Capital One Financial Corp.	237	16,292

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Cash America International, Inc. (a)	14	$634
Discover Financial Services	443	22,389
Encore Capital Group, Inc. (a)(b)	6	275
First Cash Financial Services, Inc. (a)(b)	27	1,565
Portfolio Recovery Associates, Inc. (a)(b)	54	3,237
SLM Corp.	457	11,379
World Acceptance Corp. (a)(b)	11	989

		115,741

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	19	1,142
Ball Corp. (a)	23	1,032
Bemis Co., Inc. (a)	94	3,667
Greif, Inc. (Class A)	28	1,373
MeadWestvaco Corp. (a)	116	4,452
Myers Industries, Inc.	30	603
Owens-Illinois, Inc. (b)	179	5,374
Packaging Corp. of America (a)	109	6,223
Rock-Tenn Co. (Class A)	83	8,405
Sealed Air Corp.	214	5,819
Silgan Holdings, Inc.	10	470
Sonoco Products Co. (a)	41	1,597

		40,157

DISTRIBUTORS — 0.2%
Genuine Parts Co. (a)	111	8,979
LKQ Corp. (a)(b)	326	10,386
Pool Corp. (a)	51	2,863
VOXX International Corp. (a)(b)	6	82

		22,310

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	3	113
Apollo Group, Inc. (Class A) (b)	3	63
Capella Education Co. (a)(b)	3	170
Career Education Corp. (a)(b)	3	8
Corinthian Colleges, Inc. (a)(b)	63	138
DeVry, Inc. (a)	65	1,986
H&R Block, Inc.	331	8,825
Hillenbrand, Inc. (a)	53	1,451
Matthews International Corp. (Class A) (a)	18	686
Outerwall, Inc. (a)(b)	18	900
Regis Corp. (a)	27	396
Service Corp. International	226	4,208
Sotheby’s (a)	57	2,800
Universal Technical Institute, Inc. (a)	3	36

		21,780

DIVERSIFIED FINANCIAL SERVICES — 7.8%
Bank of America Corp.	13,188	181,994
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,633	185,362
CBOE Holdings, Inc.	101	4,568
Citigroup, Inc.	3,723	180,603
CME Group, Inc.	335	24,750
Interactive Brokers Group, Inc. (Class A) (a)	3	56
IntercontinentalExchange, Inc. (a)(b)	66	11,974
JPMorgan Chase & Co.	4,122	213,066
Leucadia National Corp.	211	5,748
MarketAxess Holdings, Inc.	32	1,921
Moody’s Corp. (a)	218	15,332
MSCI, Inc. (Class A) (a)(b)	11	443
NYSE Euronext	297	12,468
The NASDAQ OMX Group, Inc.	129	4,140

		842,425

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc. (a)	503	17,012
Atlantic Tele-Network, Inc. (a)	6	313
Cbeyond, Inc. (b)	21	135
CenturyLink, Inc.	19	596
Cincinnati Bell, Inc. (a)(b)	244	664
Frontier Communications Corp. (a)	532	2,218
General Communication, Inc. (Class A) (b)	6	57
tw telecom, Inc. (a)(b)	90	2,688
Verizon Communications, Inc. (a)	1,337	62,384
Windstream Holdings, Inc. (a)	57	456

		86,523

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc. (a)	30	1,449
American Electric Power Co., Inc. (a)	167	7,239
Cleco Corp.	36	1,614
Duke Energy Corp.	154	10,284
Edison International (a)	91	4,191
El Paso Electric Co.	15	501
Entergy Corp.	39	2,464
Exelon Corp. (a)	27	800
FirstEnergy Corp. (a)	13	474
Great Plains Energy, Inc. (a)	34	755
Hawaiian Electric Industries, Inc. (a)	33	828
IDACORP, Inc. (a)	39	1,888
NextEra Energy, Inc. (a)	225	18,036
Northeast Utilities (a)	108	4,455
NV Energy, Inc. (a)	199	4,698
OGE Energy Corp. (a)	167	6,027
Pepco Holdings, Inc. (a)	70	1,292
Pinnacle West Capital Corp. (a)	31	1,697
PNM Resources, Inc.	54	1,222
PPL Corp.	217	6,593
Southern Co. (a)	81	3,336
UIL Holdings Corp. (a)	37	1,376
UNS Energy Corp. (a)	17	793
Westar Energy, Inc. (a)	43	1,318
Xcel Energy, Inc. (a)	77	2,126

		85,456

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (a)	45	4,141
AMETEK, Inc. (a)	238	10,953
AZZ, Inc. (a)	30	1,256
Belden, Inc.	52	3,331
Brady Corp. (Class A) (a)	9	274
Eaton Corp. PLC	516	35,521
Emerson Electric Co.	381	24,651
Encore Wire Corp. (a)	6	237
EnerSys (a)	57	3,456
Franklin Electric Co., Inc. (a)	36	1,418
General Cable Corp. (a)	42	1,333
Hubbell, Inc. (Class B)	42	4,399
II-VI, Inc. (b)	9	169
Powell Industries, Inc. (a)(b)	6	368

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Regal-Beloit Corp. (a)	7	$476
Rockwell Automation, Inc. (a)	100	10,694
Roper Industries, Inc. (a)	71	9,434

		112,111

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)(b)	3	36
Amphenol Corp. (Class A) (a)	146	11,298
Anixter International, Inc. (b)	24	2,104
Arrow Electronics, Inc. (b)	55	2,669
Avnet, Inc.	38	1,585
Badger Meter, Inc. (a)	6	279
Benchmark Electronics, Inc. (b)	24	549
Checkpoint Systems, Inc. (a)(b)	70	1,169
Cognex Corp. (a)	78	2,446
Coherent, Inc. (a)	14	860
Corning, Inc.	1,149	16,764
CTS Corp.	12	189
Daktronics, Inc. (a)	6	67
Electro Scientific Industries, Inc. (a)	3	35
FARO Technologies, Inc. (a)(b)	3	127
FEI Co. (a)	36	3,161
FLIR Systems, Inc.	128	4,019
Ingram Micro, Inc. (Class A) (b)	109	2,512
Insight Enterprises, Inc. (b)	9	170
Itron, Inc. (a)(b)	24	1,028
Jabil Circuit, Inc.	18	390
Littelfuse, Inc.	12	939
Measurement Specialties, Inc. (a)(b)	3	163
Methode Electronics, Inc. (Class A) (a)	60	1,680
Mettler-Toledo International, Inc. (b)	25	6,002
Molex, Inc. (a)	82	3,159
MTS Systems Corp. (a)	18	1,158
National Instruments Corp. (a)	33	1,021
OSI Systems, Inc. (a)(b)	2	149
Plexus Corp. (b)	21	781
Rogers Corp. (b)	17	1,011
Scansource, Inc. (b)	3	104
SYNNEX Corp. (b)	12	737
TE Connectivity, Ltd.	401	20,764
Tech Data Corp. (a)(b)	3	150
Trimble Navigation, Ltd. (a)(b)	149	4,427
TTM Technologies, Inc. (b)	3	29
Vishay Intertechnology, Inc. (a)(b)	95	1,225

		94,956

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (b)	38	2,092
Baker Hughes, Inc. (a)	69	3,388
Bristow Group, Inc. (a)	40	2,910
C&J Energy Services, Inc. (a)(b)	32	643
Cameron International Corp. (b)	147	8,580
CARBO Ceramics, Inc. (a)	8	793
Diamond Offshore Drilling, Inc. (a)	20	1,246
Dresser-Rand Group, Inc. (a)(b)	64	3,994
Dril-Quip, Inc. (a)(b)	33	3,787
Ensco PLC (Class A) (a)	80	4,300
Era Group, Inc. (a)(b)	3	82
Exterran Holdings, Inc. (a)(b)	81	2,233
FMC Technologies, Inc. (a)(b)	141	7,814
Geospace Technologies Corp. (a)(b)	15	1,264
Gulf Island Fabrication, Inc.	3	74
Halliburton Co.	604	29,083
Helix Energy Solutions Group, Inc. (a)(b)	89	2,258
Helmerich & Payne, Inc. (a)	96	6,619
Hornbeck Offshore Services, Inc. (b)	12	689
ION Geophysical Corp. (a)(b)	12	62
Matrix Service Co. (a)(b)	3	59
Nabors Industries, Ltd.	64	1,028
National Oilwell Varco, Inc.	40	3,124
Noble Corp.	71	2,682
Oceaneering International, Inc.	105	8,530
Oil States International, Inc. (a)(b)	39	4,035
Patterson-UTI Energy, Inc. (a)	105	2,245
Pioneer Energy Services Corp. (a)(b)	3	23
Rowan Cos. PLC (b)	21	771
Schlumberger, Ltd. (a)	207	18,291
SEACOR Holdings, Inc. (a)	17	1,537
Superior Energy Services, Inc. (a)(b)	85	2,128
Tetra Technologies, Inc. (a)(b)	108	1,353
Tidewater, Inc. (a)	26	1,542
Unit Corp. (a)(b)	15	697

		129,956

FOOD & STAPLES RETAILING — 1.9%
Casey’s General Stores, Inc. (a)	8	588
Costco Wholesale Corp.	313	36,033
CVS Caremark Corp.	954	54,139
Harris Teeter Supermarkets, Inc. (a)	29	1,427
Safeway, Inc. (a)	263	8,413
Spartan Stores, Inc.	3	66
SUPERVALU, Inc. (a)(b)	244	2,008
Sysco Corp. (a)	314	9,995
The Andersons, Inc. (a)	23	1,608
The Kroger Co.	601	24,244
United Natural Foods, Inc. (b)	8	538
Wal-Mart Stores, Inc. (a)	357	26,404
Walgreen Co.	618	33,248
Whole Foods Market, Inc. (a)	161	9,418

		208,129

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	595	21,920
B&G Foods, Inc. (a)	57	1,969
Cal-Maine Foods, Inc. (a)	15	721
Calavo Growers, Inc. (a)	6	181
Campbell Soup Co. (a)	172	7,002
ConAgra Foods, Inc.	429	13,016
Darling International, Inc. (b)	41	868
Dean Foods Co. (b)	114	2,200
Flowers Foods, Inc.	210	4,502
General Mills, Inc.	502	24,056
Green Mountain Coffee Roasters, Inc. (a)(b)	150	11,299
Hain Celestial Group, Inc. (a)(b)	25	1,928
Hillshire Brands Co.	81	2,490
Hormel Foods Corp. (a)	130	5,476
Ingredion, Inc. (a)	65	4,301
J&J Snack Foods Corp. (a)	16	1,292
Kellogg Co. (a)	258	15,152
Kraft Foods Group, Inc.	463	24,280
Lancaster Colony Corp. (a)	18	1,409

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

McCormick & Co., Inc. (a)	70	$4,529
Mead Johnson Nutrition Co.	69	5,124
Mondelez International, Inc. (Class A) (a)	723	22,717
Post Holdings, Inc. (b)	32	1,292
Sanderson Farms, Inc. (a)	24	1,566
Seneca Foods Corp. (b)	9	271
Snyders-Lance, Inc. (a)	36	1,039
The Hershey Co. (a)	107	9,897
The J.M. Smucker Co.	97	10,189
Tootsie Roll Industries, Inc. (a)	9	277
TreeHouse Foods, Inc. (a)(b)	17	1,136
Tyson Foods, Inc. (Class A) (a)	357	10,096
WhiteWave Foods Co. (Class A) (b)	13	260

		212,455

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	48	2,210
Atmos Energy Corp. (a)	48	2,044
National Fuel Gas Co. (a)	49	3,369
New Jersey Resources Corp. (a)	6	264
Northwest Natural Gas Co.	9	378
ONEOK, Inc. (a)	19	1,013
Piedmont Natural Gas Co., Inc.	15	493
Questar Corp. (a)	104	2,339
South Jersey Industries, Inc. (a)	19	1,113
Southwest Gas Corp. (a)	24	1,200
The Laclede Group, Inc. (a)	9	405
UGI Corp. (a)	116	4,539
WGL Holdings, Inc. (a)	24	1,025

		20,392

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (a)	18	758
Abbott Laboratories	631	20,943
Align Technology, Inc. (a)(b)	20	962
Analogic Corp.	15	1,240
Baxter International, Inc.	355	23,320
Becton, Dickinson and Co.	176	17,603
Boston Scientific Corp. (a)(b)	1,639	19,242
C.R. Bard, Inc. (a)	30	3,456
Cantel Medical Corp. (a)	36	1,147
CareFusion Corp. (b)	244	9,004
CONMED Corp. (a)	9	306
Covidien PLC	191	11,640
CryoLife, Inc. (a)	27	189
Cyberonics, Inc. (a)(b)	30	1,522
Cynosure, Inc. (Class A) (b)	1	23
DENTSPLY International, Inc. (a)	48	2,084
Greatbatch, Inc. (b)	9	306
Haemonetics Corp. (a)(b)	21	837
HealthStream, Inc. (a)(b)	24	909
Hill-Rom Holdings, Inc.	60	2,150
Hologic, Inc. (a)(b)	59	1,218
ICU Medical, Inc. (b)	15	1,019
IDEXX Laboratories, Inc. (a)(b)	15	1,495
Integra LifeSciences Holdings Corp. (a)(b)	18	724
Intuitive Surgical, Inc. (b)	9	3,386
Masimo Corp. (a)	30	799
Medtronic, Inc.	914	48,670
Meridian Bioscience, Inc.	15	355
Merit Medical Systems, Inc. (a)(b)	15	182
Natus Medical, Inc. (a)(b)	36	510
Neogen Corp. (a)(b)	25	1,518
NuVasive, Inc. (a)(b)	51	1,249
ResMed, Inc. (a)	160	8,451
St. Jude Medical, Inc. (a)	203	10,889
STERIS Corp.	64	2,749
Stryker Corp. (a)	208	14,059
SurModics, Inc. (b)	15	357
Symmetry Medical, Inc. (b)	12	98
Teleflex, Inc. (a)	38	3,127
The Cooper Cos., Inc.	56	7,263
Thoratec Corp. (b)	20	746
Varian Medical Systems, Inc. (a)(b)	71	5,306
West Pharmaceutical Services, Inc. (a)	72	2,963
Zimmer Holdings, Inc.	122	10,021

		244,795

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Aetna, Inc.	460	29,449
Air Methods Corp. (a)	3	128
Almost Family, Inc. (a)	3	58
Amedisys, Inc. (a)(b)	9	155
AmerisourceBergen Corp. (a)	237	14,481
AMN Healthcare Services, Inc. (b)	51	702
AmSurg Corp. (a)(b)	12	476
Bio-Reference Laboratories, Inc. (a)(b)	27	807
Cardinal Health, Inc. (a)	138	7,197
Centene Corp. (a)(b)	53	3,390
Chemed Corp. (a)	20	1,430
CIGNA Corp. (a)	347	26,670
Community Health Systems, Inc.	112	4,648
Cross Country Healthcare, Inc. (b)	3	18
DaVita HealthCare Partners, Inc. (a)(b)	110	6,259
Express Scripts Holding Co. (a)(b)	229	14,148
Gentiva Health Services, Inc. (b)	36	433
Hanger, Inc. (a)(b)	39	1,317
Health Management Associates, Inc. (Class A) (b)	297	3,802
Health Net, Inc. (b)	82	2,599
Healthways, Inc. (a)(b)	39	722
Henry Schein, Inc. (a)(b)	63	6,533
HMS Holdings Corp. (a)(b)	41	882
Humana, Inc. (a)	152	14,186
IPC The Hospitalist Co. (a)(b)	6	306
Kindred Healthcare, Inc. (a)	9	121
Laboratory Corp. of America Holdings (a)(b)	49	4,858
Landauer, Inc. (a)	6	307
LHC Group, Inc. (a)(b)	9	211
LifePoint Hospitals, Inc. (b)	40	1,865
Magellan Health Services, Inc. (b)	3	180
McKesson Corp.	162	20,785
MEDNAX, Inc. (a)(b)	45	4,518
Molina Healthcare, Inc. (a)(b)	21	748
MWI Veterinary Supply, Inc. (a)(b)	12	1,792
Omnicare, Inc.	114	6,327
Owens & Minor, Inc. (a)	42	1,453
Patterson Cos., Inc.	30	1,206
Quest Diagnostics, Inc. (a)	25	1,545
Tenet Healthcare Corp. (a)(b)	130	5,355
The Ensign Group, Inc. (a)	18	740

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

UnitedHealth Group, Inc.	858	$61,441
Universal Health Services, Inc. (Class B)	109	8,174
VCA Antech, Inc. (a)(b)	91	2,499
WellCare Health Plans, Inc. (b)	2	139
WellPoint, Inc.	346	28,929

		293,989

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	135	2,007
Cerner Corp. (a)(b)	246	12,927
Computer Programs and Systems, Inc. (a)	3	176
Medidata Solutions, Inc. (b)	27	2,671
Omnicell, Inc. (a)(b)	50	1,184

		18,965

HOTELS, RESTAURANTS & LEISURE — 1.8%
Bally Technologies, Inc. (a)(b)	30	2,162
Bob Evans Farms, Inc.	21	1,203
Boyd Gaming Corp. (a)(b)	21	297
Brinker International, Inc. (a)	55	2,229
Buffalo Wild Wings, Inc. (b)	17	1,891
Carnival Corp.	124	4,047
CEC Entertainment, Inc. (a)	3	138
Chipotle Mexican Grill, Inc. (a)(b)	22	9,431
Cracker Barrel Old Country Store, Inc. (a)	27	2,787
Darden Restaurants, Inc. (a)	29	1,342
DineEquity, Inc. (a)	19	1,311
Domino’s Pizza, Inc. (a)	68	4,621
International Game Technology (a)	284	5,376
International Speedway Corp. (Class A) (a)	18	581
Interval Leisure Group, Inc. (a)	39	922
Jack in the Box, Inc. (b)	48	1,920
Life Time Fitness, Inc. (a)(b)	12	618
Marcus Corp.	3	44
Marriott International, Inc. (Class A)	99	4,164
Marriott Vacations Worldwide Corp. (b)	36	1,584
McDonald’s Corp. (a)	406	39,061
Multimedia Games Holding Co., Inc. (a)(b)	33	1,140
Panera Bread Co. (Class A) (a)(b)	15	2,378
Papa John’s International, Inc.	21	1,467
Pinnacle Entertainment, Inc. (b)	72	1,804
Red Robin Gourmet Burgers, Inc. (b)	12	853
Ruby Tuesday, Inc. (b)	3	23
Ruth’s Hospitality Group, Inc.	36	427
Scientific Games Corp. (Class A) (a)(b)	6	97
SHFL Entertainment, Inc. (b)	5	115
Sonic Corp. (b)	57	1,012
Starbucks Corp.	770	59,267
Starwood Hotels & Resorts Worldwide, Inc.	103	6,844
Texas Roadhouse, Inc. (a)	42	1,104
The Cheesecake Factory, Inc. (a)	42	1,846
The Wendy’s Co. (a)	185	1,569
WMS Industries, Inc. (b)	53	1,375
Wyndham Worldwide Corp. (a)	55	3,353
Wynn Resorts, Ltd.	82	12,957
Yum! Brands, Inc. (a)	126	8,995

		192,355

HOUSEHOLD DURABLES — 0.8%
D.R. Horton, Inc. (a)	183	3,556
Ethan Allen Interiors, Inc.	12	334
Garmin, Ltd. (a)	20	904
Harman International Industries, Inc. (a)	61	4,040
Helen of Troy, Ltd. (a)(b)	12	530
iRobot Corp. (a)(b)	32	1,205
Jarden Corp. (a)(b)	104	5,034
KB Home (a)	96	1,730
La-Z-Boy, Inc. (a)	57	1,295
Leggett & Platt, Inc. (a)	138	4,161
Lennar Corp. (Class A) (a)	108	3,823
M.D.C. Holdings, Inc. (a)	11	330
M/I Homes, Inc. (a)(b)	24	495
Meritage Homes Corp. (a)(b)	39	1,675
Mohawk Industries, Inc. (b)	77	10,029
Newell Rubbermaid, Inc.	332	9,130
NVR, Inc. (a)(b)	2	1,838
Pulte Group, Inc.	419	6,914
Standard Pacific Corp. (b)	139	1,100
Tempur Sealy International, Inc. (a)(b)	66	2,901
The Ryland Group, Inc. (a)	54	2,189
Toll Brothers, Inc. (a)(b)	61	1,978
Tupperware Brands Corp. (a)	59	5,096
Whirlpool Corp. (a)	96	14,058

		84,345

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)(b)	42	288
Church & Dwight Co., Inc.	47	2,822
Colgate-Palmolive Co.	246	14,588
Energizer Holdings, Inc. (a)	52	4,740
Kimberly-Clark Corp.	180	16,959
The Clorox Co. (a)	70	5,720
The Procter & Gamble Co. (a)	1,793	135,533
WD-40 Co. (a)	12	779

		181,429

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc. (a)	291	7,953
The AES Corp.	136	1,807

		9,760

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co. (a)	425	50,749
Carlisle Cos., Inc.	46	3,233
Danaher Corp. (a)	309	21,420
General Electric Co.	4,775	114,075

		189,477

INSURANCE — 4.5%
ACE, Ltd. (a)	223	20,864
Aflac, Inc.	421	26,098
Alleghany Corp. (a)(b)	6	2,458
American Financial Group, Inc. (a)	63	3,406
American International Group, Inc.	1,518	73,820
AMERISAFE, Inc. (a)	15	533
Aon PLC (a)	260	19,354

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Arthur J. Gallagher & Co.	99	$4,321
Aspen Insurance Holdings, Ltd.	74	2,685
Assurant, Inc.	79	4,274
Brown & Brown, Inc.	78	2,504
Cincinnati Financial Corp. (a)	105	4,952
eHealth, Inc. (a)(b)	18	581
Employers Holdings, Inc. (a)	18	535
Everest Re Group, Ltd. (a)	39	5,671
Fidelity National Financial, Inc. (Class A) (a)	180	4,788
First American Financial Corp. (a)	71	1,729
Genworth Financial, Inc. (Class A) (b)	602	7,700
Hartford Financial Services Group, Inc. (a)	554	17,240
HCC Insurance Holdings, Inc. (a)	118	5,171
Horace Mann Educators Corp. (a)	42	1,192
Infinity Property & Casualty Corp. (a)	3	194
Kemper Corp.	33	1,109
Lincoln National Corp.	326	13,689
Loews Corp.	132	6,170
Marsh & McLennan Cos., Inc. (a)	360	15,678
Mercury General Corp. (a)	28	1,353
MetLife, Inc.	1,222	57,373
Old Republic International Corp.	264	4,066
Primerica, Inc. (a)	39	1,573
Principal Financial Group, Inc. (a)	301	12,889
ProAssurance Corp.	42	1,892
Protective Life Corp.	62	2,638
Prudential Financial, Inc. (a)	537	41,875
Reinsurance Group of America, Inc. (a)	52	3,483
RLI Corp. (a)	18	1,574
Safety Insurance Group, Inc. (a)	6	318
Selective Insurance Group, Inc. (a)	45	1,102
StanCorp Financial Group, Inc. (a)	51	2,806
Stewart Information Services Corp. (a)	21	672
The Allstate Corp. (a)	482	24,365
The Chubb Corp. (a)	137	12,229
The Hanover Insurance Group, Inc. (a)	38	2,102
The Navigators Group, Inc. (a)(b)	3	173
The Progressive Corp. (a)	516	14,051
The Travelers Cos., Inc. (a)	317	26,872
Torchmark Corp. (a)	73	5,282
United Fire Group, Inc.	24	731
Unum Group (a)	308	9,375
W.R. Berkley Corp.	72	3,086
XL Group PLC	342	10,540

		489,136

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (b)	194	60,652
Expedia, Inc. (a)	26	1,347
HSN, Inc. (a)	39	2,091
Netflix, Inc. (b)	71	21,954
NutriSystem, Inc. (a)	3	43
PetMed Express, Inc.	6	98
Priceline.com, Inc. (b)	37	37,405
TripAdvisor, Inc. (a)(b)	132	10,011

		133,601

INTERNET SOFTWARE & SERVICES — 3.1%
Akamai Technologies, Inc. (b)	105	5,428
AOL, Inc. (a)(b)	93	3,216
Blucora, Inc. (a)(b)	51	1,172
comScore, Inc. (b)	37	1,072
Dealertrack Technologies, Inc. (a)(b)	7	300
Dice Holdings, Inc. (a)(b)	3	25
Digital River, Inc. (a)(b)	3	54
eBay, Inc. (b)	619	34,534
Equinix, Inc. (a)(b)	11	2,020
Google, Inc. (Class A) (b)	271	237,372
j2 Global, Inc. (a)	53	2,624
Liquidity Services, Inc. (b)	1	34
LivePerson, Inc. (a)(b)	57	538
Monster Worldwide, Inc. (a)(b)	3	13
NIC, Inc.	43	994
OpenTable, Inc. (b)	27	1,889
Perficient, Inc. (b)	27	496
Rackspace Hosting, Inc. (a)(b)	10	528
United Online, Inc.	139	1,109
ValueClick, Inc. (a)(b)	78	1,626
VeriSign, Inc. (a)(b)	23	1,170
XO Group, Inc. (b)	3	39
Yahoo!, Inc. (a)(b)	1,098	36,410

		332,663

IT SERVICES — 3.2%
Accenture PLC (Class A) (a)	424	31,223
Acxiom Corp. (b)	78	2,214
Alliance Data Systems Corp. (a)(b)	48	10,151
Automatic Data Processing, Inc.	349	25,261
Broadridge Financial Solutions, Inc. (a)	102	3,238
CACI International, Inc. (Class A) (a)(b)	3	207
CIBER, Inc. (b)	12	40
Cognizant Technology Solutions Corp. (Class A) (b)	103	8,458
Computer Sciences Corp.	190	9,831
Convergys Corp. (a)	56	1,050
CoreLogic, Inc. (b)	15	406
CSG Systems International, Inc. (a)	39	977
DST Systems, Inc.	32	2,413
ExlService Holdings, Inc. (a)(b)	12	342
Fidelity National Information Services, Inc.	283	13,143
Fiserv, Inc. (b)	95	9,600
Gartner, Inc. (a)(b)	68	4,080
Global Payments, Inc. (a)	27	1,379
Heartland Payment Systems, Inc. (a)	15	596
iGate Corp. (a)(b)	30	833
International Business Machines Corp.	162	29,999
Jack Henry & Associates, Inc.	94	4,851
Leidos Holdings, Inc.	64	2,925
Lender Processing Services, Inc.	77	2,562
Mastercard, Inc. (Class A)	88	59,205
MAXIMUS, Inc.	78	3,513
NeuStar, Inc. (Class A) (a)(b)	54	2,672
Paychex, Inc. (a)	131	5,324
Science Applications International Corp. (b)	37	1,239
TeleTech Holdings, Inc. (b)	3	75
Teradata Corp. (a)(b)	5	277
The Western Union Co. (a)	87	1,623
Total System Services, Inc.	45	1,324
VeriFone Systems, Inc. (b)	3	69

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Virtusa Corp. (a)(b)	6	$174
Visa, Inc. (Class A) (a)	532	101,665
WEX, Inc. (b)	30	2,632

		345,571

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc.	15	856
Brunswick Corp. (a)	102	4,071
Callaway Golf Co.	21	149
Hasbro, Inc. (a)	90	4,243
Mattel, Inc.	312	13,060
Polaris Industries, Inc. (a)	53	6,846
Sturm Ruger & Co, Inc. (a)	3	188

		29,413

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (a)(b)	3	19
Agilent Technologies, Inc.	140	7,175
Bio-Rad Laboratories, Inc. (Class A) (b)	12	1,411
Cambrex Corp. (b)	36	475
Charles River Laboratories International, Inc. (a)(b)	39	1,804
Covance, Inc. (a)(b)	72	6,225
Life Technologies Corp. (b)	189	14,143
PAREXEL International Corp. (b)	63	3,164
PerkinElmer, Inc.	89	3,360
Techne Corp.	9	720
Thermo Fisher Scientific, Inc.	392	36,123
Waters Corp. (a)(b)	67	7,116

		81,735

MACHINERY — 2.1%
Actuant Corp. (Class A) (a)	34	1,321
AGCO Corp. (a)	39	2,356
Albany International Corp. (Class A)	30	1,076
Astec Industries, Inc. (a)	3	108
Barnes Group, Inc. (a)	15	524
Briggs & Stratton Corp. (a)	45	905
Caterpillar, Inc. (a)	102	8,504
CIRCOR International, Inc. (a)	25	1,554
CLARCOR, Inc. (a)	20	1,111
Crane Co.	47	2,898
Cummins, Inc. (a)	71	9,434
Deere & Co. (a)	110	8,953
Donaldson Co., Inc.	38	1,449
Dover Corp. (a)	176	15,810
EnPro Industries, Inc. (a)(b)	21	1,264
ESCO Technologies, Inc. (a)	24	797
Federal Signal Corp. (b)	60	772
Flowserve Corp. (a)	129	8,048
Graco, Inc.	59	4,370
Harsco Corp.	43	1,071
IDEX Corp.	90	5,872
Illinois Tool Works, Inc.	349	26,618
Ingersoll-Rand PLC (a)	251	16,300
ITT Corp.	84	3,020
John Bean Technologies Corp.	6	149
Joy Global, Inc. (a)	3	153
Kaydon Corp.	6	213
Kennametal, Inc. (a)	12	547
Lincoln Electric Holdings, Inc. (a)	85	5,663
Lindsay Corp. (a)	9	735
Lydall, Inc. (a)(b)	15	258
Mueller Industries, Inc.	8	445
Nordson Corp. (a)	44	3,240
Oshkosh Corp. (b)	107	5,241
PACCAR, Inc. (a)	342	19,036
Pall Corp.	80	6,163
Parker Hannifin Corp. (a)	88	9,567
Pentair, Ltd.	185	12,014
Snap-On, Inc. (a)	60	5,970
SPX Corp.	28	2,370
Standex International Corp. (a)	9	535
Stanley Black & Decker, Inc. (a)	80	7,246
Tennant Co. (a)	9	558
Terex Corp. (a)(b)	93	3,125
The Toro Co. (a)	38	2,065
Timken Co.	92	5,557
Trinity Industries, Inc. (a)	70	3,174
Valmont Industries, Inc. (a)	11	1,528
Wabtec Corp.	100	6,287
Watts Water Technologies, Inc. (Class A) (a)	21	1,184
Woodward, Inc. (a)	36	1,470
Xylem, Inc. (a)	75	2,095

		230,723

MARINE — 0.1%
Kirby Corp. (a)(b)	62	5,366
Matson, Inc. (a)	6	157

		5,523

MEDIA — 5.0%
AMC Networks, Inc. (Class A) (b)	67	4,588
Cablevision Systems Corp. (Class A) (a)	60	1,010
CBS Corp.	587	32,379
Cinemark Holdings, Inc.	67	2,127
Comcast Corp. (Class A) (a)	2,215	100,007
DIRECTV (Class A) (a)(b)	332	19,837
Discovery Communications, Inc. (Series A) (a)(b)	250	21,105
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	64	1,821
Gannett Co., Inc. (a)	271	7,260
John Wiley & Sons, Inc. (Class A) (a)	6	286
Lamar Advertising Co. (Class A) (b)	66	3,104
Live Nation Entertainment, Inc. (b)	155	2,875
McGraw Hill Financial, Inc.	162	10,626
Meredith Corp.	39	1,857
News Corp. (Class A) (a)(b)	47	755
Omnicom Group, Inc. (a)	201	12,752
Scholastic Corp. (a)	18	516
Scripps Networks Interactive, Inc. (Class A) (a)	75	5,858
The E.W. Scripps Co. (Class A) (a)(b)	24	440
The Interpublic Group of Cos., Inc.	467	8,023
The New York Times Co. (Class A) (a)(b)	105	1,320
The Walt Disney Co.	1,401	90,351
The Washington Post Co. (Class B) (a)	4	2,445
Time Warner Cable, Inc.	263	29,351
Time Warner, Inc. (a)	1,016	66,863
Twenty-First Century Fox, Inc. (a)	2,046	68,541
Valassis Communications, Inc. (a)	33	953

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Viacom, Inc. (Class B)	459	$38,363

		535,413

METALS & MINING — 0.2%
A.M. Castle & Co. (a)(b)	3	48
AK Steel Holding Corp. (a)(b)	3	11
Alcoa, Inc. (a)	33	268
Allegheny Technologies, Inc. (a)	3	92
AMCOL International Corp. (a)	15	490
Carpenter Technology Corp. (a)	3	174
Century Aluminum Co. (a)(b)	3	24
Cliffs Natural Resources, Inc. (a)	6	123
Commercial Metals Co.	42	712
Compass Minerals International, Inc.	18	1,373
Freeport-McMoRan Copper & Gold, Inc.	32	1,059
Globe Specialty Metals, Inc. (a)	6	92
Kaiser Aluminum Corp. (a)	15	1,069
Materion Corp.	3	96
Newmont Mining Corp.	7	197
Nucor Corp. (a)	129	6,324
Reliance Steel & Aluminum Co.	69	5,056
Royal Gold, Inc. (a)	2	97
RTI International Metals, Inc. (b)	28	897
Steel Dynamics, Inc. (a)	117	1,955
Stillwater Mining Co. (a)(b)	85	936
United States Steel Corp. (a)	6	123
Worthington Industries, Inc.	74	2,548

		23,764

MULTI-UTILITIES — 0.6%
Alliant Energy Corp. (a)	38	1,883
Ameren Corp. (a)	53	1,847
Avista Corp. (a)	18	475
Black Hills Corp. (a)	48	2,393
CenterPoint Energy, Inc. (a)	200	4,794
CMS Energy Corp.	108	2,843
Consolidated Edison, Inc. (a)	9	496
Dominion Resources, Inc. (a)	198	12,371
DTE Energy Co.	70	4,619
Integrys Energy Group, Inc. (a)	12	671
MDU Resources Group, Inc. (a)	100	2,797
NiSource, Inc. (a)	126	3,892
NorthWestern Corp.	12	539
PG&E Corp. (a)	96	3,928
Public Service Enterprise Group, Inc. (a)	110	3,622
SCANA Corp. (a)	30	1,381
Sempra Energy (a)	119	10,186
TECO Energy, Inc. (a)	33	546
Vectren Corp.	69	2,301
Wisconsin Energy Corp. (a)	50	2,019

		63,603

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (a)(b)	3	111
Dollar General Corp. (b)	28	1,581
Dollar Tree, Inc. (b)	36	2,058
Family Dollar Stores, Inc. (a)	9	648
Fred’s, Inc. (Class A) (a)	21	328
J.C. Penney Co., Inc. (a)(b)	6	53
Kohl’s Corp. (a)	33	1,708
Macy’s, Inc.	347	15,015
Nordstrom, Inc.	60	3,372
Saks, Inc. (a)(b)	85	1,355
Target Corp. (a)	300	19,194
Tuesday Morning Corp. (a)(b)	51	779

		46,202

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (a)	1,109	11,411
Zebra Technologies Corp. (Class A) (a)(b)	37	1,685

		13,096

OIL, GAS & CONSUMABLE FUELS — 5.7%
Alpha Natural Resources, Inc. (a)(b)	6	36
Anadarko Petroleum Corp.	328	30,501
Apache Corp.	37	3,150
Approach Resources, Inc. (a)(b)	27	710
Arch Coal, Inc. (a)	6	25
Bill Barrett Corp. (a)(b)	3	75
Cabot Oil & Gas Corp.	512	19,108
Chesapeake Energy Corp. (a)	178	4,607
Chevron Corp.	664	80,676
Cimarex Energy Co.	35	3,374
Cloud Peak Energy, Inc. (b)	44	646
Comstock Resources, Inc. (a)	6	95
ConocoPhillips (a)	495	34,407
CONSOL Energy, Inc.	14	471
Denbury Resources, Inc. (b)	151	2,780
Devon Energy Corp.	12	693
Energen Corp.	21	1,604
EOG Resources, Inc. (a)	246	41,643
EQT Corp.	145	12,864
Exxon Mobil Corp.	1,247	107,292
Forest Oil Corp. (b)	3	18
Gulfport Energy Corp. (a)(b)	83	5,340
Hess Corp.	288	22,274
HollyFrontier Corp. (a)	133	5,601
Kinder Morgan, Inc. (a)	217	7,719
Marathon Oil Corp.	640	22,323
Marathon Petroleum Corp.	354	22,769
Murphy Oil Corp. (a)	107	6,454
Newfield Exploration Co. (a)(b)	3	82
Noble Energy, Inc.	347	23,252
Northern Oil and Gas, Inc. (a)(b)	3	43
Occidental Petroleum Corp.	176	16,463
PDC Energy, Inc. (b)	36	2,143
Peabody Energy Corp. (a)	9	155
Penn Virginia Corp. (a)(b)	15	100
PetroQuest Energy, Inc. (a)(b)	6	24
Phillips 66	714	41,284
Pioneer Natural Resources Co. (a)	157	29,642
Range Resources Corp. (a)	117	8,879
Rosetta Resources, Inc. (a)(b)	15	817
SM Energy Co. (a)	47	3,628
Southwestern Energy Co. (a)(b)	120	4,366
Spectra Energy Corp.	354	12,117
Stone Energy Corp. (a)(b)	12	389
Tesoro Corp. (a)	166	7,301
The Williams Cos., Inc.	191	6,945
Valero Energy Corp.	527	17,997
World Fuel Services Corp. (a)	3	112

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

WPX Energy, Inc. (a)(b)	106	$2,042

		615,036

PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (b)	18	860
Deltic Timber Corp. (a)	3	195
Domtar Corp.	6	477
International Paper Co.	430	19,264
KapStone Paper and Packaging Corp. (a)	39	1,669
Louisiana-Pacific Corp. (b)	172	3,025
Neenah Paper, Inc. (a)	21	826
P.H. Glatfelter Co. (a)	44	1,191
Schweitzer-Mauduit International, Inc.	40	2,421
Wausau Paper Corp. (a)	36	468
Weyerhaeuser Co.	413	11,824

		42,220

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	418	8,611
Inter Parfums, Inc. (a)	3	90
Medifast, Inc. (a)(b)	15	404
Prestige Brands Holdings, Inc. (b)	60	1,807
The Estee Lauder Cos., Inc. (Class A) (a)	187	13,071

		23,983

PHARMACEUTICALS — 5.1%
AbbVie, Inc.	937	41,912
Actavis, Inc. (b)	147	21,168
Allergan, Inc.	65	5,879
Bristol-Myers Squibb Co. (a)	1,279	59,192
Eli Lilly & Co.	463	23,303
Endo Health Solutions, Inc. (a)(b)	73	3,317
Forest Laboratories, Inc. (b)	154	6,590
Hospira, Inc. (b)	57	2,236
Johnson & Johnson	2,203	190,978
Mallinckrodt PLC (b)	9	397
Merck & Co., Inc.	1,003	47,753
Mylan, Inc. (b)	344	13,130
Perrigo Co.	25	3,084
Pfizer, Inc. (a)	3,950	113,404
Questcor Pharmaceuticals, Inc. (a)	42	2,436
Salix Pharmaceuticals, Ltd. (a)(b)	54	3,612
The Medicines Co. (a)(b)	57	1,911
ViroPharma, Inc. (b)	39	1,533
Zoetis, Inc.	78	2,427

		544,262

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	15	230
Dun & Bradstreet Corp. (a)	26	2,700
Equifax, Inc.	109	6,524
Exponent, Inc. (a)	9	646
FTI Consulting, Inc. (a)(b)	31	1,172
Insperity, Inc.	3	113
Korn/Ferry International (b)	67	1,434
Manpower, Inc. (a)	84	6,110
Navigant Consulting, Inc. (b)	9	139
On Assignment, Inc. (a)(b)	54	1,782
Resources Connection, Inc.	30	407
Robert Half International, Inc. (a)	100	3,903
The Corporate Executive Board Co. (a)	36	2,614
Towers Watson & Co. (Class A)	55	5,883
TrueBlue, Inc. (a)(b)	27	648
WageWorks, Inc. (a)(b)	42	2,119

		36,424

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Acadia Realty Trust (a)	36	889
Alexandria Real Estate Equities, Inc.	14	894
American Campus Communities, Inc.	3	102
American Tower Corp.	86	6,375
Apartment Investment & Management Co. (Class A) (a)	59	1,648
AvalonBay Communities, Inc. (a)	11	1,398
BioMed Realty Trust, Inc. (a)	98	1,822
Boston Properties, Inc. (a)	14	1,497
BRE Properties, Inc. (a)	21	1,066
Camden Property Trust (a)	24	1,475
Cedar Realty Trust, Inc. (a)	60	311
Colonial Properties Trust	24	540
Corporate Office Properties Trust (a)	56	1,294
Corrections Corp. of America	104	3,593
Cousins Properties, Inc. (a)	184	1,893
DiamondRock Hospitality Co. (a)	69	736
Duke Realty Corp. (a)	130	2,007
EastGroup Properties, Inc. (a)	24	1,421
EPR Properties (a)	27	1,316
Equity One, Inc. (a)	54	1,180
Equity Residential	30	1,607
Essex Property Trust, Inc. (a)	9	1,329
Extra Space Storage, Inc. (a)	109	4,987
Federal Realty Investment Trust	6	609
Franklin Street Properties Corp. (a)	75	956
Getty Realty Corp. (a)	15	291
Government Properties Income Trust (a)	33	790
HCP, Inc.	71	2,907
Health Care REIT, Inc.	115	7,174
Healthcare Realty Trust, Inc.	25	578
Highwoods Properties, Inc.	28	989
Home Properties, Inc. (a)	18	1,040
Hospitality Properties Trust	36	1,019
Host Hotels & Resorts, Inc. (a)	394	6,962
Inland Real Estate Corp. (a)	48	491
Kilroy Realty Corp. (a)	40	1,998
Kimco Realty Corp. (a)	166	3,350
Kite Realty Group Trust	60	356
LaSalle Hotel Properties (a)	9	257
Lexington Realty Trust (a)	208	2,336
Liberty Property Trust	34	1,210
LTC Properties, Inc.	18	684
Mack-Cali Realty Corp. (a)	12	263
Medical Properties Trust, Inc.	181	2,203
Mid-America Apartment Communities, Inc.	12	750
National Retail Properties, Inc.	70	2,227
OMEGA Healthcare Investors, Inc.	131	3,913
Parkway Properties, Inc.	49	871
Pennsylvania Real Estate Investment Trust	63	1,178
Plum Creek Timber Co., Inc.	86	4,027
Post Properties, Inc. (a)	9	405
Potlatch Corp.	44	1,746
ProLogis	299	11,248
PS Business Parks, Inc.	15	1,119

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Public Storage	40	$6,422
Rayonier, Inc.	75	4,174
Realty Income Corp. (a)	43	1,709
Regency Centers Corp.	31	1,499
Sabra Healthcare REIT, Inc. (a)	45	1,035
Saul Centers, Inc.	12	555
Senior Housing Properties Trust (a)	100	2,334
Simon Property Group, Inc.	48	7,115
SL Green Realty Corp.	32	2,843
Sovran Self Storage, Inc.	15	1,135
Tanger Factory Outlet Centers, Inc. (a)	21	686
Taubman Centers, Inc.	14	942
The Macerich Co.	39	2,201
UDR, Inc.	57	1,351
Universal Health Realty Income Trust (a)	12	502
Urstadt Biddle Properties, Inc. (Class A)	15	298
Ventas, Inc.	82	5,043
Vornado Realty Trust	37	3,110
Weingarten Realty Investors (a)	59	1,731

		148,012

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (b)	47	1,693
CBRE Group, Inc. (a)(b)	333	7,702
Forestar Group, Inc. (a)(b)	30	646
Jones Lang LaSalle, Inc.	37	3,230

		13,271

ROAD & RAIL — 0.9%
Con-way, Inc.	30	1,293
CSX Corp. (a)	223	5,740
Genesee & Wyoming, Inc. (Class A) (b)	48	4,463
Heartland Express, Inc. (a)	6	85
J.B. Hunt Transport Services, Inc.	82	5,980
Kansas City Southern (a)	113	12,358
Knight Transportation, Inc. (a)	6	99
Landstar System, Inc.	12	672
Norfolk Southern Corp. (a)	49	3,790
Old Dominion Freight Line, Inc. (b)	57	2,621
Ryder Systems, Inc. (a)	60	3,582
Union Pacific Corp.	364	56,544
Werner Enterprises, Inc. (a)	3	70

		97,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advanced Energy Industries, Inc. (b)	33	578
Advanced Micro Devices, Inc. (a)(b)	18	68
Altera Corp. (a)	10	372
Analog Devices, Inc. (a)	163	7,669
Applied Materials, Inc. (a)	1,160	20,346
Atmel Corp. (a)(b)	307	2,284
ATMI, Inc. (a)(b)	3	80
Broadcom Corp. (Class A)	81	2,107
Brooks Automation, Inc.	3	28
Cabot Microelectronics Corp. (a)(b)	21	809
Cirrus Logic, Inc. (a)(b)	2	45
Cree, Inc. (a)(b)	142	8,547
Cypress Semiconductor Corp. (a)(b)	3	28
Diodes, Inc. (a)(b)	35	857
DSP Group, Inc. (b)	3	21
Entropic Communications, Inc. (a)(b)	15	66
Exar Corp. (a)(b)	42	563
Fairchild Semiconductor International, Inc. (a)(b)	3	42
First Solar, Inc. (a)(b)	70	2,815
GT Advanced Technologies, Inc. (a)(b)	3	26
Hittite Microwave Corp. (b)	9	588
Integrated Device Technology, Inc. (b)	170	1,601
Intel Corp. (a)	465	10,658
International Rectifier Corp. (b)	45	1,115
Intersil Corp. (Class A) (a)	3	34
KLA-Tencor Corp. (a)	67	4,077
Kopin Corp. (a)(b)	6	24
Kulicke & Soffa Industries, Inc. (b)	21	243
Lam Research Corp. (a)(b)	127	6,501
Linear Technology Corp. (a)	124	4,918
LSI Corp.	17	133
Micrel, Inc. (a)	6	55
Microchip Technology, Inc. (a)	92	3,707
Micron Technology, Inc. (a)(b)	1,248	21,803
Microsemi Corp. (b)	30	727
MKS Instruments, Inc.	9	239
Monolithic Power Systems, Inc.	36	1,090
NVIDIA Corp. (a)	126	1,961
Pericom Semiconductor Corp. (b)	6	47
Power Integrations, Inc.	17	921
RF Micro Devices, Inc. (a)(b)	219	1,235
Rubicon Technology, Inc. (a)(b)	3	36
Rudolph Technologies, Inc. (a)(b)	36	410
Semtech Corp. (a)(b)	64	1,919
Silicon Laboratories, Inc. (a)(b)	23	982
Skyworks Solutions, Inc. (a)(b)	30	745
SunEdison, Inc. (a)(b)	282	2,248
Supertex, Inc.	3	76
Synaptics, Inc. (a)(b)	33	1,461
Teradyne, Inc. (a)(b)	101	1,668
Tessera Technologies, Inc.	41	793
Texas Instruments, Inc.	933	37,572
TriQuint Semiconductor, Inc. (a)(b)	15	122
Ultratech, Inc. (a)(b)	30	909
Veeco Instruments, Inc. (a)(b)	4	149
Volterra Semiconductor Corp. (a)(b)	3	69
Xilinx, Inc.	189	8,857

		167,044

SOFTWARE — 2.9%
ACI Worldwide, Inc. (a)(b)	9	487
Adobe Systems, Inc. (b)	478	24,827
Advent Software, Inc.	35	1,111
Ansys, Inc. (b)	67	5,797
Autodesk, Inc. (b)	50	2,059
Blackbaud, Inc. (a)	30	1,171
Bottomline Technologies, Inc. (a)(b)	35	976
CA, Inc.	217	6,438
Cadence Design Systems, Inc. (a)(b)	185	2,498
Citrix Systems, Inc. (b)	6	424
CommVault Systems, Inc. (a)(b)	56	4,918
Compuware Corp.	86	963
Concur Technologies, Inc. (a)(b)	33	3,646
Ebix, Inc. (a)	33	328
Electronic Arts, Inc. (b)	368	9,402
EPIQ Systems, Inc. (a)	3	40
FactSet Research Systems, Inc. (a)	17	1,855

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Fair Isaac Corp.	10	$553
Informatica Corp. (b)	57	2,221
Interactive Intelligence Group (a)(b)	23	1,460
Intuit, Inc. (a)	61	4,045
Manhattan Associates, Inc. (a)(b)	21	2,004
Mentor Graphics Corp.	99	2,314
MICROS Systems, Inc. (a)(b)	12	599
Microsoft Corp.	4,504	150,028
MicroStrategy, Inc. (a)(b)	3	311
Monotype Imaging Holdings, Inc. (a)	58	1,662
Netscout Systems, Inc. (b)	42	1,074
Oracle Corp.	801	26,569
Progress Software Corp. (b)	9	233
PTC, Inc. (b)	79	2,246
Red Hat, Inc. (b)	18	831
Rovi Corp. (b)	119	2,281
Salesforce.com, Inc. (a)(b)	355	18,428
SolarWinds, Inc. (a)(b)	2	70
Solera Holdings, Inc.	71	3,754
Sourcefire, Inc. (b)	18	1,367
Symantec Corp. (a)	716	17,721
Synchronoss Technologies, Inc. (a)(b)	32	1,218
Synopsys, Inc. (a)(b)	101	3,808
Take-Two Interactive Software, Inc. (b)	124	2,252
TIBCO Software, Inc. (a)(b)	5	128
Tyler Technologies, Inc. (a)(b)	27	2,362
Vasco Data Security International (a)(b)	15	118

		316,597

SPECIALTY RETAIL — 3.3%
Aaron’s, Inc. (a)	15	415
Abercrombie & Fitch Co. (Class A) (a)	71	2,511
Advance Auto Parts, Inc.	34	2,811
Aeropostale, Inc. (a)(b)	12	113
American Eagle Outfitters, Inc. (a)	16	224
ANN, Inc. (a)(b)	14	507
Ascena Retail Group, Inc. (b)	44	877
AutoNation, Inc. (a)(b)	33	1,722
AutoZone, Inc. (a)(b)	15	6,341
Barnes & Noble, Inc. (a)(b)	9	116
Bed Bath & Beyond, Inc. (a)(b)	102	7,891
Best Buy Co., Inc.	309	11,587
Big 5 Sporting Goods Corp. (a)	18	289
Brown Shoe Co., Inc.	51	1,197
Cabela’s, Inc. (a)(b)	57	3,593
CarMax, Inc. (a)(b)	259	12,554
Chico’s FAS, Inc. (a)	67	1,116
Christopher & Banks Corp. (a)(b)	12	86
CST Brands, Inc. (a)	17	507
Dick’s Sporting Goods, Inc.	15	801
Foot Locker, Inc.	42	1,425
GameStop Corp. (Class A)	145	7,199
Genesco, Inc. (a)(b)	12	787
Group 1 Automotive, Inc. (a)	6	466
Guess?, Inc. (a)	3	90
Haverty Furniture Cos., Inc.	15	368
Hibbett Sports, Inc. (a)(b)	4	225
Jos. A. Bank Clothiers, Inc. (b)	3	132
L Brands, Inc. (a)	97	5,927
Lithia Motors, Inc. (Class A)	24	1,751
Lowe’s Cos., Inc.	1,236	58,846
Lumber Liquidators Holdings, Inc. (a)(b)	33	3,519
MarineMax, Inc. (a)(b)	6	73
Monro Muffler Brake, Inc. (a)	30	1,395
Murphy USA, Inc. (a)(b)	26	1,050
O’Reilly Automotive, Inc. (b)	93	11,866
Office Depot, Inc. (a)(b)	323	1,560
OfficeMax, Inc.	102	1,305
Pep Boys-Manny, Moe & Jack (a)(b)	3	37
PetSmart, Inc. (a)	16	1,220
Rent-A-Center, Inc. (a)	18	686
Ross Stores, Inc.	17	1,238
Rue21, Inc. (a)(b)	9	363
Select Comfort Corp. (a)(b)	20	487
Signet Jewelers, Ltd.	89	6,377
Sonic Automotive, Inc. (Class A) (a)	33	785
Stage Stores, Inc. (a)	33	634
Staples, Inc. (a)	517	7,574
Stein Mart, Inc.	18	247
The Buckle, Inc. (a)	30	1,621
The Cato Corp. (Class A)	18	504
The Children’s Place Retail Stores, Inc. (a)(b)	2	116
The Finish Line, Inc. (Class A)	27	671
The Gap, Inc. (a)	298	12,003
The Home Depot, Inc.	1,567	118,857
The Men’s Wearhouse, Inc.	54	1,839
Tiffany & Co.	108	8,275
TJX Cos., Inc.	292	16,466
Tractor Supply Co.	118	7,926
Urban Outfitters, Inc. (b)	93	3,420
Vitamin Shoppe, Inc. (b)	7	306
Williams-Sonoma, Inc. (a)	89	5,002
Zale Corp. (b)	33	502
Zumiez, Inc. (a)(b)	15	413

		350,811

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc.	52	3,946
Coach, Inc.	149	8,125
Crocs, Inc. (b)	9	122
Deckers Outdoor Corp. (a)(b)	14	923
Fifth & Pacific Cos., Inc. (b)	133	3,342
Fossil Group, Inc. (a)(b)	54	6,277
Hanesbrands, Inc. (a)	113	7,041
Iconix Brand Group, Inc. (a)(b)	66	2,192
Movado Group, Inc.	21	919
NIKE, Inc. (Class B) (a)	722	52,446
Oxford Industries, Inc. (a)	15	1,020
PVH Corp.	93	11,038
Quiksilver, Inc. (a)(b)	153	1,076
Ralph Lauren Corp.	36	5,930
Skechers U.S.A., Inc. (b)	42	1,307
Steven Madden, Ltd. (b)	24	1,292
Under Armour, Inc. (Class A) (a)(b)	17	1,351
V.F. Corp. (a)	79	15,725
Wolverine World Wide, Inc. (a)	30	1,747

		125,819

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	66	821
Bank Mutual Corp. (a)	45	282
Brookline Bancorp, Inc. (a)	24	226
Dime Community Bancshares	24	400

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Hudson City Bancorp, Inc.	440	$3,982
New York Community Bancorp, Inc. (a)	238	3,596
Northwest Bancshares, Inc.	21	278
Oritani Financial Corp.	27	444
People’s United Financial, Inc. (a)	306	4,400
Provident Financial Services, Inc. (a)	42	681
TrustCo Bank Corp. NY (a)	69	411
Washington Federal, Inc.	76	1,572

		17,093

TOBACCO — 0.4%
Alliance One International, Inc. (a)(b)	60	175
Altria Group, Inc.	438	15,045
Lorillard, Inc. (a)	106	4,747
Philip Morris International, Inc.	153	13,248
Reynolds American, Inc. (a)	109	5,317
United Rentals, Inc. (a)(b)	114	6,645
Universal Corp. (a)	18	917

		46,094

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	33	1,699
Fastenal Co. (a)	76	3,819
GATX Corp. (a)	40	1,901
Kaman Corp. (a)	9	341
MSC Industrial Direct Co., Inc. (Class A) (a)	31	2,522
W.W. Grainger, Inc. (a)	43	11,254
Watsco, Inc.	24	2,262

		23,798

WATER UTILITIES — 0.0% (d)
American States Water Co.	36	992
Aqua America, Inc. (a)	125	3,091

		4,083

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Crown Castle International Corp. (b)	155	11,320
Telephone & Data Systems, Inc.	9	266
USA Mobility, Inc. (a)	3	42

		11,628

TOTAL COMMON STOCKS —
(Cost $9,180,457)		10,741,615

SHORT TERM INVESTMENTS — 20.7%
MONEY MARKET FUNDS — 20.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,219,318	2,219,318
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	15,452	15,452

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,234,770)		2,234,770

TOTAL INVESTMENTS — 120.5% (h)
(Cost $11,415,227)		12,976,385
OTHER ASSETS & LIABILITIES — (20.5)%		(2,211,285)

NET ASSETS — 100.0%		$10,765,100

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
AAR Corp. (a)	55	$1,503
Aerovironment, Inc. (a)(b)	6	139
Alliant Techsystems, Inc. (a)	19	1,854
American Science & Engineering, Inc. (a)	2	121
BE Aerospace, Inc. (a)(b)	30	2,215
Cubic Corp. (a)	10	537
Curtiss-Wright Corp. (a)	22	1,033
Engility Holdings, Inc. (a)(b)	24	761
Esterline Technologies Corp. (b)	14	1,118
Exelis, Inc.	172	2,702
GenCorp, Inc. (a)(b)	32	513
General Dynamics Corp.	194	16,979
Honeywell International, Inc. (a)	184	15,279
Huntington Ingalls Industries, Inc.	30	2,022
L-3 Communications Holdings, Inc. (a)	123	11,623
Lockheed Martin Corp. (a)	157	20,025
Moog, Inc. (Class A) (a)(b)	22	1,291
National Presto Industries, Inc. (a)	4	282
Northrop Grumman Corp.	200	19,052
Orbital Sciences Corp. (a)(b)	32	678
Precision Castparts Corp.	18	4,090
Raytheon Co. (a)	205	15,799
Rockwell Collins, Inc. (a)	36	2,443
Teledyne Technologies, Inc. (a)(b)	14	1,189
Textron, Inc. (a)	108	2,982
The Boeing Co. (a)	291	34,192
Triumph Group, Inc.	18	1,264
United Technologies Corp.	319	34,395

		196,081

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (b)	26	1,199
C.H. Robinson Worldwide, Inc. (a)	44	2,621
Expeditors International of Washington, Inc. (a)	44	1,939
FedEx Corp.	153	17,459
Forward Air Corp. (a)	6	242
HUB Group, Inc. (Class A) (a)(b)	14	549
United Parcel Service, Inc. (Class B) (a)	296	27,045
UTI Worldwide, Inc. (a)	50	755

		51,809

AIRLINES — 0.1%
Alaska Air Group, Inc.	29	1,816
Allegiant Travel Co. (a)	6	632
JetBlue Airways Corp. (a)(b)	248	1,652
SkyWest, Inc. (a)	56	813
Southwest Airlines Co. (a)	394	5,737

		10,650

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. (a)	26	2,636
Delphi Automotive PLC (a)	120	7,010
Drew Industries, Inc. (a)	8	364
Gentex Corp. (a)	32	819
Johnson Controls, Inc.	357	14,816
Spartan Motors, Inc. (a)	22	134
Standard Motor Products, Inc. (a)	14	450
Superior Industries International, Inc.	16	285
The Goodyear Tire & Rubber Co. (a)(b)	348	7,813

		34,327

AUTOMOBILES — 0.8%
Ford Motor Co.	3,345	56,430
Harley-Davidson, Inc. (a)	47	3,019
Thor Industries, Inc. (a)	24	1,393
Winnebago Industries, Inc. (a)(b)	10	260

		61,102

BEVERAGES — 1.2%
Beam, Inc.	42	2,715
Boston Beer Co., Inc. (Class A) (a)(b)	2	489
Brown-Forman Corp. (Class B)	31	2,112
Coca-Cola Enterprises, Inc.	81	3,257
Constellation Brands, Inc. (Class A) (a)(b)	47	2,698
Dr. Pepper Snapple Group, Inc. (a)	84	3,765
Molson Coors Brewing Co. (Class B) (a)	92	4,612
Monster Beverage Corp. (a)(b)	24	1,254
PepsiCo, Inc.	402	31,959
The Coca-Cola Co. (a)	999	37,842

		90,703

BIOTECHNOLOGY — 0.8%
Alexion Pharmaceuticals, Inc. (b)	24	2,788
Amgen, Inc.	154	17,239
ArQule, Inc. (b)	8	18
Biogen Idec, Inc. (a)(b)	40	9,630
Celgene Corp. (a)(b)	51	7,850
Cubist Pharmaceuticals, Inc. (b)	16	1,017
Emergent Biosolutions, Inc. (a)(b)	14	267
Gilead Sciences, Inc. (a)(b)	259	16,275
Momenta Pharmaceuticals, Inc. (a)(b)	20	288
Regeneron Pharmaceuticals, Inc. (b)	10	3,129
United Therapeutics Corp. (a)(b)	14	1,104
Vertex Pharmaceuticals, Inc. (b)	34	2,578

		62,183

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	36	1,627
AAON, Inc.	9	239
Apogee Enterprises, Inc. (a)	18	534
Fortune Brands Home & Security, Inc.	36	1,499
Gibraltar Industries, Inc. (b)	16	228
Griffon Corp. (a)	34	427
Lennox International, Inc. (a)	20	1,505
Masco Corp.	79	1,681
Quanex Building Products Corp. (a)	14	264
Simpson Manufacturing Co., Inc.	14	456
Universal Forest Products, Inc.	12	505

		8,965

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. (a)(b)	14	2,557
Ameriprise Financial, Inc.	100	9,108
Apollo Investment Corp. (a)	311	2,535
BlackRock, Inc.	51	13,802
Calamos Asset Management, Inc. (Class A)	22	220
E*TRADE Financial Corp. (b)	244	4,026
Eaton Vance Corp.	32	1,242
Federated Investors, Inc. (Class B) (a)	44	1,195

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Financial Engines, Inc. (a)	6	$357
Franklin Resources, Inc. (a)	129	6,521
Greenhill & Co., Inc. (a)	10	499
Invesco, Ltd.	123	3,924
Investment Technology Group, Inc. (a)(b)	28	440
Janus Capital Group, Inc. (a)	82	698
Legg Mason, Inc. (a)	88	2,943
Morgan Stanley (a)	1,927	51,933
Northern Trust Corp.	90	4,895
Piper Jaffray Co., Inc. (a)(b)	18	617
Prospect Capital Corp. (a)	78	872
Raymond James Financial, Inc.	46	1,917
SEI Investments Co.	44	1,360
State Street Corp. (c)	142	9,336
Stifel Financial Corp. (a)(b)	16	659
SWS Group, Inc. (a)(b)	30	167
T. Rowe Price Group, Inc. (a)	44	3,165
The Bank of New York Mellon Corp.	606	18,295
The Charles Schwab Corp. (a)	272	5,750
The Goldman Sachs Group, Inc.	247	39,078
Virtus Investment Partners, Inc. (a)(b)	2	325
Waddell & Reed Financial, Inc. (Class A)	26	1,338

		189,774

CHEMICALS — 2.2%
A. Schulman, Inc. (a)	18	530
Air Products & Chemicals, Inc. (a)	86	9,165
Airgas, Inc. (a)	22	2,333
Albemarle Corp. (a)	24	1,511
American Vanguard Corp. (a)	6	161
Ashland, Inc.	40	3,699
Balchem Corp. (a)	4	207
Cabot Corp.	51	2,178
Calgon Carbon Corp. (a)(b)	18	342
CF Industries Holdings, Inc.	26	5,482
Cytec Industries, Inc.	20	1,627
E. I. du Pont de Nemours & Co.	382	22,370
Eastman Chemical Co. (a)	40	3,116
Ecolab, Inc.	40	3,950
FMC Corp. (a)	28	2,008
H.B. Fuller Co.	16	723
Hawkins, Inc. (a)	4	151
International Flavors & Fragrances, Inc.	24	1,975
Intrepid Potash, Inc. (a)	22	345
Koppers Holdings, Inc. (a)	10	426
Kraton Performance Polymers, Inc. (a)(b)	18	353
LSB Industries, Inc. (b)	8	268
LyondellBasell Industries NV	382	27,974
Minerals Technologies, Inc.	12	592
Monsanto Co.	91	9,498
NewMarket Corp.	4	1,152
Olin Corp. (a)	44	1,015
OM Group, Inc. (a)(b)	24	811
PolyOne Corp. (a)	23	706
PPG Industries, Inc.	44	7,351
Praxair, Inc. (a)	66	7,934
Quaker Chemical Corp.	6	438
RPM International, Inc.	58	2,100
Sensient Technologies Corp. (a)	20	958
Sigma-Aldrich Corp.	24	2,047
Stepan Co.	8	462
The Dow Chemical Co. (a)	499	19,162
The Mosaic Co.	187	8,045
The Scotts Miracle-Gro Co. (Class A) (a)	18	991
The Sherwin-Williams Co.	18	3,279
Tredegar Corp. (a)	14	364
Valspar Corp. (a)	24	1,522
Zep, Inc. (a)	10	163

		159,484

COMMERCIAL BANKS — 3.7%
Associated Banc-Corp.	82	1,270
BancorpSouth, Inc. (a)	60	1,196
Bank of Hawaii Corp. (a)	20	1,089
Bank of the Ozarks, Inc.	8	384
BB&T Corp. (a)	441	14,884
BBCN Bancorp, Inc.	18	248
Boston Private Financial Holdings, Inc. (a)	26	289
Cathay General Bancorp (a)	26	608
City Holding Co. (a)	8	346
City National Corp. (a)	20	1,333
Columbia Banking System, Inc. (a)	12	296
Comerica, Inc. (a)	92	3,616
Commerce Bancshares, Inc.	33	1,446
Community Bank System, Inc. (a)	16	546
Cullen/Frost Bankers, Inc. (a)	28	1,975
CVB Financial Corp. (a)	42	568
East West Bancorp, Inc. (a)	44	1,406
F.N.B. Corp. (a)	76	922
Fifth Third Bancorp (a)	551	9,940
First BanCorp- Puerto Rico (a)(b)	76	432
First Commonwealth Financial Corp. (a)	56	425
First Financial Bancorp (a)	32	485
First Financial Bankshares, Inc. (a)	10	588
First Horizon National Corp. (a)	134	1,473
First Midwest Bancorp, Inc.	34	514
First Niagara Financial Group, Inc.	225	2,333
FirstMerit Corp. (a)	88	1,910
Fulton Financial Corp. (a)	88	1,028
Glacier Bancorp, Inc. (a)	34	840
Hancock Holding Co. (a)	22	690
Hanmi Financial Corp. (a)	16	265
Home Bancshares, Inc. (a)	16	486
Huntington Bancshares, Inc.	462	3,816
Independent Bank Corp.-Massachusetts (a)	8	286
International Bancshares Corp. (a)	36	779
KeyCorp	556	6,338
M&T Bank Corp. (a)	65	7,275
MB Financial, Inc.	23	650
National Penn Bancshares, Inc. (a)	54	543
NBT Bancorp, Inc. (a)	18	414
Old National Bancorp (a)	42	596
PacWest Bancorp	12	412
Pinnacle Financial Partners, Inc. (a)(b)	16	477
PNC Financial Services Group, Inc. (a)	333	24,126
PrivateBancorp, Inc. (a)	28	599
Prosperity Bancshares, Inc. (a)	16	989
Regions Financial Corp.	826	7,649

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

S&T Bancorp, Inc. (a)	16	$388
Signature Bank (a)(b)	12	1,098
Simmons First National Corp. (a)	8	249
Sterling Bancorp (a)	14	192
SunTrust Banks, Inc.	315	10,212
Susquehanna Bancshares, Inc.	82	1,029
SVB Financial Group (a)(b)	14	1,209
Synovus Financial Corp.	856	2,825
TCF Financial Corp. (a)	96	1,371
Texas Capital Bancshares, Inc. (a)(b)	10	460
Tompkins Financial Corp. (a)	8	370
Trustmark Corp. (a)	30	768
U.S. Bancorp	771	28,203
UMB Financial Corp. (a)	16	869
Umpqua Holdings Corp.	50	811
United Bankshares, Inc. (a)	22	638
United Community Banks, Inc. (b)	50	750
Valley National Bancorp (a)	106	1,055
ViewPoint Financial Group	10	207
Webster Financial Corp.	34	868
Wells Fargo & Co.	2,572	106,275
Westamerica Bancorporation (a)	10	497
Wilshire Bancorp, Inc. (a)	30	245
Wintrust Financial Corp. (a)	16	657
Zions Bancorporation	108	2,961

		272,987

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc. (a)	70	1,863
Avery Dennison Corp.	54	2,350
Cintas Corp. (a)	48	2,458
Clean Harbors, Inc. (a)(b)	12	704
Consolidated Graphics, Inc. (b)	10	561
Copart, Inc. (a)(b)	34	1,081
Deluxe Corp. (a)	32	1,333
G & K Services, Inc. (Class A)	10	604
Healthcare Services Group, Inc. (a)	18	464
Herman Miller, Inc. (a)	20	584
HNI Corp. (a)	22	796
Interface, Inc. (a)	18	357
Iron Mountain, Inc.	52	1,405
Mine Safety Appliances Co.	12	619
Mobile Mini, Inc. (a)(b)	16	545
Pitney Bowes, Inc. (a)	286	5,202
R.R. Donnelley & Sons Co. (a)	251	3,966
Republic Services, Inc.	192	6,405
Rollins, Inc. (a)	28	742
Stericycle, Inc. (b)	18	2,077
Tetra Tech, Inc. (a)(b)	26	673
The ADT Corp. (a)	27	1,098
The Brink’s Co. (a)	52	1,472
The Geo Group, Inc. (a)	15	499
Tyco International, Ltd.	273	9,550
UniFirst Corp.	8	835
United Stationers, Inc. (a)	30	1,305
Viad Corp.	12	299
Waste Connections, Inc. (a)	32	1,453
Waste Management, Inc. (a)	234	9,650

		60,950

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc. (a)	16	426
Arris Group, Inc. (a)(b)	50	853
Bel Fuse, Inc. (Class B)	6	105
Black Box Corp. (a)	12	368
Ciena Corp. (a)(b)	22	550
Cisco Systems, Inc.	1,483	34,732
Comtech Telecommunications Corp. (a)	10	243
Digi International, Inc. (a)(b)	12	120
F5 Networks, Inc. (a)(b)	12	1,029
Harmonic, Inc. (a)(b)	42	323
Harris Corp. (a)	54	3,202
JDS Uniphase Corp. (a)(b)	60	883
Juniper Networks, Inc. (a)(b)	174	3,456
Motorola Solutions, Inc.	68	4,038
Netgear, Inc. (a)(b)	12	370
Oplink Communications, Inc. (b)	8	151
PC-Tel, Inc.	6	53
Plantronics, Inc. (a)	10	460
Polycom, Inc. (a)(b)	50	546
QUALCOMM, Inc. (a)	293	19,736
Riverbed Technology, Inc. (a)(b)	25	365
Symmetricom, Inc. (b)	16	77
ViaSat, Inc. (a)(b)	10	637

		72,723

COMPUTERS & PERIPHERALS — 3.2%
Apple, Inc.	228	108,699
Avid Technology, Inc. (b)	20	120
Dell, Inc. (a)	1,231	16,951
Diebold, Inc. (a)	28	822
EMC Corp. (a)	591	15,106
Hewlett-Packard Co. (a)	2,641	55,408
Intevac, Inc. (a)(b)	10	59
Lexmark International, Inc. (Class A) (a)	87	2,871
NCR Corp. (a)(b)	66	2,614
NetApp, Inc. (a)	113	4,816
QLogic Corp. (b)	36	394
SanDisk Corp. (a)	67	3,987
Seagate Technology PLC (a)	269	11,766
Super Micro Computer, Inc. (a)(b)	12	162
Western Digital Corp. (a)	132	8,369

		232,144

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	82	2,564
Aegion Corp. (a)(b)	18	427
Comfort Systems USA, Inc. (a)	28	471
Dycom Industries, Inc. (b)	14	392
EMCOR Group, Inc.	27	1,056
Fluor Corp. (a)	80	5,677
Granite Construction, Inc. (a)	20	612
Jacobs Engineering Group, Inc. (b)	70	4,073
KBR, Inc.	70	2,285
Orion Marine Group, Inc. (a)(b)	16	166
Quanta Services, Inc. (a)(b)	88	2,421
URS Corp. (a)	56	3,010

		23,154

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	725
Headwaters, Inc. (a)(b)	40	360
Martin Marietta Materials, Inc. (a)	14	1,374

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Texas Industries, Inc. (a)(b)	6	$398
Vulcan Materials Co. (a)	27	1,399

		4,256

CONSUMER FINANCE — 1.0%
American Express Co. (a)	361	27,263
Capital One Financial Corp.	341	23,440
Cash America International, Inc. (a)	16	725
Discover Financial Services	186	9,400
Encore Capital Group, Inc. (a)(b)	12	550
Ezcorp, Inc. (Class A) (b)	18	304
First Cash Financial Services, Inc. (a)(b)	4	232
Portfolio Recovery Associates, Inc. (a)(b)	18	1,079
SLM Corp.	244	6,076
World Acceptance Corp. (a)(b)	8	719

		69,788

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (a)	20	1,203
Ball Corp. (a)	54	2,423
Bemis Co., Inc. (a)	56	2,185
Greif, Inc. (Class A)	32	1,569
MeadWestvaco Corp. (a)	84	3,224
Myers Industries, Inc.	14	281
Owens-Illinois, Inc. (b)	88	2,642
Packaging Corp. of America (a)	26	1,484
Rock-Tenn Co. (Class A)	24	2,430
Sealed Air Corp.	94	2,556
Silgan Holdings, Inc.	24	1,128
Sonoco Products Co. (a)	54	2,103

		23,228

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	58	4,692
LKQ Corp. (a)(b)	84	2,676
Pool Corp. (a)	14	786
VOXX International Corp. (a)(b)	20	274

		8,428

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	4	151
Apollo Group, Inc. (Class A) (b)	137	2,851
Capella Education Co. (a)(b)	6	339
Career Education Corp. (a)(b)	56	155
Corinthian Colleges, Inc. (a)(b)	84	184
DeVry, Inc. (a)	32	978
H&R Block, Inc.	71	1,893
Hillenbrand, Inc. (a)	26	712
ITT Educational Services, Inc. (b)	12	372
Lincoln Educational Services Corp. (a)	24	111
Matthews International Corp. (Class A) (a)	12	457
Outerwall, Inc. (a)(b)	12	600
Regis Corp. (a)	38	558
Service Corp. International	96	1,787
Sotheby’s (a)	16	786
Strayer Education, Inc.	6	249
Universal Technical Institute, Inc. (a)	10	121

		12,304

DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	9,173	126,587
Berkshire Hathaway, Inc. (Class B) (a)(b)	987	112,034
CBOE Holdings, Inc.	14	633
Citigroup, Inc.	1,929	93,576
CME Group, Inc.	166	12,264
Interactive Brokers Group, Inc. (Class A) (a)	44	826
IntercontinentalExchange, Inc. (a)(b)	18	3,266
JPMorgan Chase & Co.	3,206	165,718
Leucadia National Corp.	120	3,269
Moody’s Corp.	33	2,321
MSCI, Inc. (Class A) (a)(b)	18	725
NYSE Euronext	132	5,541
The NASDAQ OMX Group, Inc.	86	2,760

		529,520

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc. (a)	3,146	106,398
Atlantic Tele-Network, Inc. (a)	10	521
Cbeyond, Inc. (b)	20	128
CenturyLink, Inc.	366	11,485
Cincinnati Bell, Inc. (a)(b)	128	348
Frontier Communications Corp. (a)	1,367	5,700
General Communication, Inc. (Class A) (b)	36	343
Lumos Networks Corp. (a)	4	87
tw telecom, Inc. (a)(b)	50	1,493
Verizon Communications, Inc. (a)	1,565	73,023
Windstream Holdings, Inc. (a)	809	6,472

		205,998

ELECTRIC UTILITIES — 2.2%
ALLETE, Inc. (a)	20	966
American Electric Power Co., Inc. (a)	255	11,054
Cleco Corp.	26	1,166
Duke Energy Corp.	265	17,697
Edison International (a)	176	8,107
El Paso Electric Co.	18	601
Entergy Corp. (a)	244	15,418
Exelon Corp. (a)	721	21,370
FirstEnergy Corp. (a)	245	8,930
Great Plains Energy, Inc. (a)	100	2,220
Hawaiian Electric Industries, Inc. (a)	58	1,456
IDACORP, Inc. (a)	28	1,355
NextEra Energy, Inc. (a)	173	13,868
Northeast Utilities (a)	82	3,383
NV Energy, Inc. (a)	140	3,305
OGE Energy Corp. (a)	88	3,176
Pepco Holdings, Inc. (a)	209	3,858
Pinnacle West Capital Corp. (a)	64	3,503
PNM Resources, Inc.	58	1,313
PPL Corp.	336	10,208
Southern Co. (a)	453	18,655
UIL Holdings Corp. (a)	24	892
UNS Energy Corp. (a)	30	1,399
Westar Energy, Inc. (a)	56	1,716
Xcel Energy, Inc. (a)	199	5,494

		161,110

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (a)	10	920
AMETEK, Inc. (a)	30	1,381

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

AZZ, Inc. (a)	8	$335
Belden, Inc.	16	1,025
Brady Corp. (Class A) (a)	20	610
Eaton Corp. PLC	111	7,641
Emerson Electric Co.	266	17,210
Encore Wire Corp. (a)	8	316
EnerSys (a)	22	1,334
Franklin Electric Co., Inc. (a)	16	630
General Cable Corp. (a)	54	1,715
Hubbell, Inc. (Class B)	18	1,885
II-VI, Inc. (b)	16	301
Powell Industries, Inc. (a)(b)	6	368
Regal-Beloit Corp. (a)	16	1,087
Rockwell Automation, Inc. (a)	36	3,850
Roper Industries, Inc. (a)	12	1,594
Vicor Corp. (b)	22	180

		42,382

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	10	119
Amphenol Corp. (Class A) (a)	19	1,470
Anixter International, Inc. (b)	16	1,403
Arrow Electronics, Inc. (b)	145	7,037
Avnet, Inc.	188	7,841
Badger Meter, Inc. (a)	4	186
Benchmark Electronics, Inc. (b)	40	916
Checkpoint Systems, Inc. (a)(b)	26	434
Cognex Corp. (a)	12	376
Corning, Inc.	878	12,810
CTS Corp.	16	252
Daktronics, Inc. (a)	20	224
DTS, Inc. (a)(b)	4	84
Electro Scientific Industries, Inc. (a)	8	94
FARO Technologies, Inc. (b)	2	84
FEI Co. (a)	10	878
FLIR Systems, Inc.	38	1,193
Ingram Micro, Inc. (Class A) (b)	209	4,817
Insight Enterprises, Inc. (b)	48	908
Itron, Inc. (a)(b)	18	771
Jabil Circuit, Inc.	252	5,463
Littelfuse, Inc.	6	469
Measurement Specialties, Inc. (a)(b)	6	325
Mercury Computer Systems, Inc. (a)(b)	12	120
Methode Electronics, Inc. (Class A) (a)	18	504
Mettler-Toledo International, Inc. (b)	6	1,441
Molex, Inc. (a)	66	2,542
MTS Systems Corp. (a)	4	257
National Instruments Corp. (a)	24	742
Newport Corp. (b)	16	250
OSI Systems, Inc. (a)(b)	6	447
Park Electrochemical Corp.	6	172
Plexus Corp. (b)	18	670
RadiSys Corp. (a)(b)	12	39
Rofin-Sinar Technologies, Inc. (a)(b)	12	291
Rogers Corp. (b)	6	357
Scansource, Inc. (b)	16	554
SYNNEX Corp. (b)	28	1,721
TE Connectivity, Ltd.	178	9,217
Tech Data Corp. (a)(b)	42	2,096
Trimble Navigation, Ltd. (a)(b)	52	1,545
TTM Technologies, Inc. (b)	38	371
Vishay Intertechnology, Inc. (a)(b)	96	1,237

		72,727

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc. (a)(b)	26	1,431
Baker Hughes, Inc. (a)	194	9,525
Basic Energy Services, Inc. (b)	20	253
Bristow Group, Inc. (a)	14	1,019
Cameron International Corp. (a)(b)	55	3,210
CARBO Ceramics, Inc. (a)	4	397
Diamond Offshore Drilling, Inc. (a)	59	3,677
Dresser-Rand Group, Inc. (a)(b)	24	1,498
Dril-Quip, Inc. (a)(b)	10	1,148
Ensco PLC (Class A) (a)	96	5,160
Era Group, Inc. (a)(b)	12	326
Exterran Holdings, Inc. (a)(b)	41	1,130
FMC Technologies, Inc. (a)(b)	48	2,660
Geospace Technologies Corp. (a)(b)	2	169
Gulf Island Fabrication, Inc.	6	147
Halliburton Co.	266	12,808
Helix Energy Solutions Group, Inc. (a)(b)	52	1,319
Helmerich & Payne, Inc. (a)	36	2,482
Hornbeck Offshore Services, Inc. (b)	10	574
ION Geophysical Corp. (a)(b)	46	239
Matrix Service Co. (a)(b)	14	275
Nabors Industries, Ltd.	251	4,031
National Oilwell Varco, Inc.	133	10,389
Noble Corp.	104	3,928
Oceaneering International, Inc. (a)	22	1,787
Oil States International, Inc. (a)(b)	20	2,069
Patterson-UTI Energy, Inc. (a)	98	2,095
Pioneer Energy Services Corp. (a)(b)	36	270
Rowan Cos. PLC (a)(b)	54	1,983
Schlumberger, Ltd. (a)	294	25,978
SEACOR Holdings, Inc. (a)	12	1,085
Superior Energy Services, Inc. (a)(b)	92	2,304
Tetra Technologies, Inc. (a)(b)	42	526
Tidewater, Inc. (a)	22	1,304
Unit Corp. (a)(b)	32	1,488

		108,684

FOOD & STAPLES RETAILING — 4.2%
Casey’s General Stores, Inc. (a)	20	1,470
Costco Wholesale Corp.	180	20,722
CVS Caremark Corp.	642	36,433
Harris Teeter Supermarkets, Inc. (a)	26	1,279
Nash Finch Co.	14	370
Safeway, Inc. (a)	328	10,493
Spartan Stores, Inc.	24	529
SUPERVALU, Inc. (a)(b)	232	1,909
Sysco Corp. (a)	308	9,804
The Andersons, Inc. (a)	18	1,258
The Kroger Co.	710	28,641
United Natural Foods, Inc. (b)	20	1,344
Wal-Mart Stores, Inc. (a)	2,258	167,002
Walgreen Co.	465	25,017
Whole Foods Market, Inc.	59	3,452

		309,723

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	902	33,230

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

B&G Foods, Inc. (a)	18	$622
Cal-Maine Foods, Inc. (a)	16	770
Calavo Growers, Inc. (a)	4	121
Campbell Soup Co. (a)	105	4,275
ConAgra Foods, Inc.	171	5,188
Darling International, Inc. (b)	38	804
Dean Foods Co. (b)	78	1,505
Diamond Foods, Inc. (a)(b)	10	236
Flowers Foods, Inc.	45	965
General Mills, Inc.	201	9,632
Green Mountain Coffee Roasters, Inc. (a)(b)	26	1,959
Hain Celestial Group, Inc. (a)(b)	12	925
Hillshire Brands Co.	104	3,197
Hormel Foods Corp. (a)	71	2,991
Ingredion, Inc. (a)	30	1,985
J&J Snack Foods Corp. (a)	6	484
Kellogg Co. (a)	134	7,870
Kraft Foods Group, Inc.	155	8,128
Lancaster Colony Corp. (a)	8	626
McCormick & Co., Inc. (a)	27	1,747
Mead Johnson Nutrition Co.	32	2,376
Mondelez International, Inc. (Class A) (a)	964	30,289
Post Holdings, Inc. (b)	10	404
Sanderson Farms, Inc. (a)	10	652
Seneca Foods Corp. (Class A) (b)	8	241
Snyders-Lance, Inc. (a)	20	577
The Hershey Co. (a)	35	3,237
The J.M. Smucker Co.	38	3,991
Tootsie Roll Industries, Inc. (a)	14	431
TreeHouse Foods, Inc. (a)(b)	14	936
Tyson Foods, Inc. (Class A) (a)	388	10,973
WhiteWave Foods Co. (Class A) (b)	123	2,456

		143,823

GAS UTILITIES — 0.3%
AGL Resources, Inc. (a)	52	2,393
Atmos Energy Corp. (a)	66	2,811
National Fuel Gas Co. (a)	36	2,475
New Jersey Resources Corp. (a)	22	969
Northwest Natural Gas Co.	14	588
ONEOK, Inc. (a)	84	4,479
Piedmont Natural Gas Co., Inc.	34	1,118
Questar Corp. (a)	71	1,597
South Jersey Industries, Inc. (a)	12	703
Southwest Gas Corp. (a)	24	1,200
The Laclede Group, Inc. (a)	16	720
UGI Corp. (a)	82	3,209
WGL Holdings, Inc. (a)	30	1,281

		23,543

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)	4	168
Abbott Laboratories	919	30,502
Align Technology, Inc. (a)(b)	16	770
Analogic Corp.	4	331
Baxter International, Inc.	128	8,408
Becton, Dickinson and Co.	54	5,401
Boston Scientific Corp. (a)(b)	707	8,300
C.R. Bard, Inc. (a)	20	2,304
Cantel Medical Corp. (a)	9	287
CareFusion Corp. (b)	98	3,616
CONMED Corp. (a)	12	408
Covidien PLC	111	6,764
CryoLife, Inc. (a)	12	84
Cyberonics, Inc. (a)(b)	6	304
DENTSPLY International, Inc. (a)	36	1,563
Edwards Lifesciences Corp. (b)	24	1,671
Greatbatch, Inc. (b)	12	408
Haemonetics Corp. (a)(b)	16	638
Hill-Rom Holdings, Inc.	22	788
Hologic, Inc. (a)(b)	76	1,569
ICU Medical, Inc. (b)	4	272
IDEXX Laboratories, Inc. (a)(b)	12	1,196
Integra LifeSciences Holdings Corp. (a)(b)	10	402
Intuitive Surgical, Inc. (b)	6	2,258
Invacare Corp. (a)	32	553
Masimo Corp. (a)	8	213
Medtronic, Inc.	390	20,767
Meridian Bioscience, Inc. (a)	12	284
Merit Medical Systems, Inc. (a)(b)	14	170
Natus Medical, Inc. (a)(b)	10	142
Neogen Corp. (a)(b)	4	243
NuVasive, Inc. (a)(b)	16	392
ResMed, Inc. (a)	18	951
St. Jude Medical, Inc. (a)	106	5,686
STERIS Corp.	22	945
Stryker Corp. (a)	80	5,407
SurModics, Inc. (b)	4	95
Symmetry Medical, Inc. (b)	24	196
Teleflex, Inc. (a)	10	823
The Cooper Cos., Inc.	10	1,297
Thoratec Corp. (b)	14	522
Varian Medical Systems, Inc. (a)(b)	28	2,092
West Pharmaceutical Services, Inc. (a)	24	988
Zimmer Holdings, Inc.	40	3,286

		123,464

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aetna, Inc.	229	14,661
Air Methods Corp. (a)	12	511
Almost Family, Inc. (a)	6	117
Amedisys, Inc. (a)(b)	34	585
AmerisourceBergen Corp. (a)	315	19,246
AMN Healthcare Services, Inc. (b)	30	413
AmSurg Corp. (a)(b)	18	715
Bio-Reference Laboratories, Inc. (a)(b)	8	239
Cardinal Health, Inc. (a)	467	24,354
Centene Corp. (a)(b)	24	1,535
Chemed Corp. (a)	8	572
CIGNA Corp. (a)	152	11,683
Community Health Systems, Inc.	126	5,229
Corvel Corp. (b)	8	296
Cross Country Healthcare, Inc. (b)	34	206
DaVita HealthCare Partners, Inc. (a)(b)	60	3,414
Express Scripts Holding Co. (a)(b)	310	19,152
Gentiva Health Services, Inc. (b)	30	361
Hanger, Inc. (a)(b)	16	540
Health Management Associates, Inc. (Class A) (b)	139	1,779
Health Net, Inc. (b)	109	3,455
Healthways, Inc. (a)(b)	36	666

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Henry Schein, Inc. (a)(b)	36	$3,733
HMS Holdings Corp. (a)(b)	14	301
Humana, Inc. (a)	217	20,253
IPC The Hospitalist Co. (a)(b)	6	306
Kindred Healthcare, Inc. (a)	58	779
Laboratory Corp. of America Holdings (a)(b)	34	3,371
Landauer, Inc. (a)	4	205
LHC Group, Inc. (a)(b)	12	281
LifePoint Hospitals, Inc. (b)	36	1,679
Magellan Health Services, Inc. (b)	20	1,199
McKesson Corp.	196	25,147
MEDNAX, Inc. (a)(b)	16	1,606
Molina Healthcare, Inc. (a)(b)	32	1,139
MWI Veterinary Supply, Inc. (a)(b)	4	597
Omnicare, Inc. (a)	54	2,997
Owens & Minor, Inc. (a)	87	3,009
Patterson Cos., Inc.	38	1,528
PharMerica Corp. (a)(b)	32	425
Quest Diagnostics, Inc. (a)	56	3,460
Tenet Healthcare Corp. (a)(b)	56	2,307
The Ensign Group, Inc. (a)	10	411
UnitedHealth Group, Inc.	645	46,188
Universal Health Services, Inc. (Class B)	42	3,150
VCA Antech, Inc. (a)(b)	34	934
WellCare Health Plans, Inc. (b)	20	1,395
WellPoint, Inc.	416	34,782

		270,911

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	44	654
Cerner Corp. (a)(b)	60	3,153
Computer Programs and Systems, Inc. (a)	2	117
Medidata Solutions, Inc. (b)	4	396
Omnicell, Inc. (a)(b)	10	237

		4,557

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)(b)	12	865
BJ’s Restaurants, Inc. (a)(b)	6	172
Bob Evans Farms, Inc.	16	916
Boyd Gaming Corp. (a)(b)	62	877
Brinker International, Inc. (a)	36	1,459
Buffalo Wild Wings, Inc. (b)	4	445
Carnival Corp.	608	19,845
CEC Entertainment, Inc. (a)	8	367
Chipotle Mexican Grill, Inc. (a)(b)	4	1,715
Cracker Barrel Old Country Store, Inc.	12	1,239
Darden Restaurants, Inc.	62	2,870
DineEquity, Inc. (a)	6	414
International Game Technology (a)	88	1,666
International Speedway Corp. (Class A) (a)	18	581
Interval Leisure Group, Inc. (a)	16	378
Jack in the Box, Inc. (b)	26	1,040
Life Time Fitness, Inc. (a)(b)	14	720
Marcus Corp.	22	320
Marriott International, Inc. (Class A)	60	2,524
Marriott Vacations Worldwide Corp. (b)	20	880
McDonald’s Corp. (a)	261	25,111
Monarch Casino & Resort, Inc. (a)(b)	6	114
Multimedia Games Holding Co., Inc. (a)(b)	12	415
Panera Bread Co. (Class A) (a)(b)	6	951
Papa John’s International, Inc.	10	699
Pinnacle Entertainment, Inc. (b)	34	852
Red Robin Gourmet Burgers, Inc. (b)	10	711
Ruby Tuesday, Inc. (b)	40	300
Ruth’s Hospitality Group, Inc.	16	190
Scientific Games Corp. (Class A) (a)(b)	34	550
SHFL Entertainment, Inc. (b)	12	276
Sonic Corp. (b)	26	461
Starbucks Corp.	91	7,004
Starwood Hotels & Resorts Worldwide, Inc.	44	2,924
Texas Roadhouse, Inc. (a)	24	631
The Cheesecake Factory, Inc. (a)	20	879
The Wendy’s Co. (a)	182	1,543
WMS Industries, Inc. (b)	24	623
Wyndham Worldwide Corp. (a)	32	1,951
Wynn Resorts, Ltd.	46	7,268
Yum! Brands, Inc. (a)	94	6,711

		99,457

HOUSEHOLD DURABLES — 0.5%
Blyth, Inc. (a)	8	111
D.R. Horton, Inc. (a)	73	1,418
Ethan Allen Interiors, Inc. (a)	10	279
Garmin, Ltd. (a)	150	6,778
Harman International Industries, Inc. (a)	24	1,590
Helen of Troy, Ltd. (a)(b)	16	707
iRobot Corp. (a)(b)	8	301
Jarden Corp. (a)(b)	42	2,033
KB Home (a)	14	252
La-Z-Boy, Inc. (a)	22	500
Leggett & Platt, Inc. (a)	58	1,749
Lennar Corp. (Class A) (a)	28	991
M.D.C. Holdings, Inc. (a)	22	660
M/I Homes, Inc. (a)(b)	12	247
Meritage Homes Corp. (a)(b)	12	515
Mohawk Industries, Inc. (b)	22	2,865
Newell Rubbermaid, Inc.	75	2,063
NVR, Inc. (b)	1	919
Pulte Group, Inc.	58	957
Standard Pacific Corp. (b)	80	633
The Ryland Group, Inc. (a)	18	730
Toll Brothers, Inc. (a)(b)	50	1,622
Tupperware Brands Corp. (a)	18	1,555
Universal Electronics, Inc. (b)	8	288
Whirlpool Corp. (a)	43	6,297

		36,060

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (a)(b)	44	301
Church & Dwight Co., Inc.	32	1,922
Colgate-Palmolive Co.	184	10,911
Energizer Holdings, Inc. (a)	16	1,458
Kimberly-Clark Corp. (a)	120	11,307
The Clorox Co. (a)	31	2,533
The Procter & Gamble Co. (a)	771	58,280

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

WD-40 Co. (a)	4	$260

		86,972

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc. (a)	175	4,783
The AES Corp.	522	6,937

		11,720

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co. (a)	197	23,524
Carlisle Cos., Inc.	24	1,687
Danaher Corp. (a)	136	9,427
General Electric Co.	4,264	101,867

		136,505

INSURANCE — 6.5%
ACE, Ltd. (a)	182	17,028
Aflac, Inc.	641	39,736
Alleghany Corp. (b)	6	2,458
American Financial Group, Inc. (a)	63	3,406
American International Group, Inc.	2,041	99,254
AMERISAFE, Inc. (a)	8	284
Aon PLC	73	5,434
Arthur J. Gallagher & Co.	42	1,833
Aspen Insurance Holdings, Ltd.	41	1,488
Assurant, Inc. (a)	108	5,843
Brown & Brown, Inc.	44	1,412
Cincinnati Financial Corp. (a)	86	4,056
eHealth, Inc. (a)(b)	6	194
Employers Holdings, Inc. (a)	16	476
Everest Re Group, Ltd. (a)	27	3,926
Fidelity National Financial, Inc. (Class A) (a)	124	3,298
First American Financial Corp. (a)	70	1,705
Genworth Financial, Inc. (Class A) (b)	675	8,633
Hartford Financial Services Group, Inc. (a)	624	19,419
HCC Insurance Holdings, Inc. (a)	60	2,629
Horace Mann Educators Corp. (a)	28	795
Infinity Property & Casualty Corp. (a)	8	517
Kemper Corp.	40	1,344
Lincoln National Corp. (a)	234	9,826
Loews Corp.	261	12,199
Marsh & McLennan Cos., Inc.	143	6,228
Meadowbrook Insurance Group, Inc. (a)	50	325
Mercury General Corp. (a)	40	1,932
MetLife, Inc.	1,552	72,866
Old Republic International Corp.	176	2,710
Primerica, Inc. (a)	63	2,541
Principal Financial Group, Inc. (a)	232	9,934
ProAssurance Corp.	20	901
Protective Life Corp.	107	4,553
Prudential Financial, Inc. (a)	637	49,673
Reinsurance Group of America, Inc. (a)	101	6,766
RLI Corp.	8	699
Safety Insurance Group, Inc. (a)	10	530
Selective Insurance Group, Inc. (a)	40	980
StanCorp Financial Group, Inc. (a)	32	1,761
Stewart Information Services Corp. (a)	20	640
The Allstate Corp. (a)	279	14,103
The Chubb Corp. (a)	106	9,462
The Hanover Insurance Group, Inc. (a)	32	1,770
The Navigators Group, Inc. (a)(b)	12	693
The Progressive Corp.	290	7,897
The Travelers Cos., Inc. (a)	197	16,700
Torchmark Corp. (a)	52	3,762
Tower Group International, Ltd. (a)	29	203
United Fire Group, Inc.	24	731
Unum Group (a)	227	6,910
W.R. Berkley Corp.	58	2,486
XL Group PLC	164	5,054

		480,003

INTERNET & CATALOG RETAIL — 0.4%
Amazon.com, Inc. (b)	62	19,384
Blue Nile, Inc. (a)(b)	4	164
Expedia, Inc. (a)	38	1,968
HSN, Inc. (a)	18	965
Netflix, Inc. (b)	7	2,164
NutriSystem, Inc. (a)	20	287
PetMed Express, Inc.	10	163
Priceline.com, Inc. (b)	6	6,066
TripAdvisor, Inc. (a)(b)	13	986

		32,147

INTERNET SOFTWARE & SERVICES — 1.3%
Akamai Technologies, Inc. (a)(b)	46	2,378
AOL, Inc. (a)(b)	58	2,006
Blucora, Inc. (a)(b)	14	322
comScore, Inc. (b)	6	174
Dealertrack Technologies, Inc. (a)(b)	10	428
Digital River, Inc. (a)(b)	18	322
eBay, Inc. (b)	258	14,394
Equinix, Inc. (a)(b)	10	1,836
Google, Inc. (Class A) (b)	63	55,182
j2 Global, Inc. (a)	12	594
Liquidity Services, Inc. (a)(b)	4	134
LivePerson, Inc. (a)(b)	8	76
LogMeIn, Inc. (a)(b)	4	124
Monster Worldwide, Inc. (a)(b)	56	248
Perficient, Inc. (b)	10	184
Rackspace Hosting, Inc. (a)(b)	16	844
Stamps.com, Inc. (a)(b)	4	184
United Online, Inc.	98	782
ValueClick, Inc. (a)(b)	22	459
VeriSign, Inc. (a)(b)	36	1,832
XO Group, Inc. (b)	8	103
Yahoo!, Inc. (a)(b)	364	12,070

		94,676

IT SERVICES — 2.0%
Accenture PLC (Class A) (a)	143	10,530
Acxiom Corp. (b)	30	852
Alliance Data Systems Corp. (a)(b)	14	2,961
Automatic Data Processing, Inc.	120	8,686
Broadridge Financial Solutions, Inc. (a)	48	1,524
CACI International, Inc. (Class A) (a)(b)	32	2,211
Cardtronics, Inc. (a)(b)	12	445
CIBER, Inc. (b)	72	238
Cognizant Technology Solutions Corp. (Class A) (b)	62	5,091
Computer Sciences Corp.	90	4,657

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Convergys Corp. (a)	74	$1,387
CoreLogic, Inc. (b)	30	811
CSG Systems International, Inc. (a)	20	501
DST Systems, Inc.	20	1,508
Fidelity National Information Services, Inc.	91	4,226
Fiserv, Inc. (b)	35	3,537
Forrester Research, Inc.	4	147
Gartner, Inc. (a)(b)	20	1,200
Global Payments, Inc. (a)	22	1,124
Heartland Payment Systems, Inc. (a)	12	477
Higher One Holdings, Inc. (b)	8	61
iGate Corp. (a)(b)	14	389
International Business Machines Corp.	274	50,739
Jack Henry & Associates, Inc.	22	1,135
Leidos Holdings, Inc.	60	2,720
Lender Processing Services, Inc.	40	1,331
ManTech International Corp. (Class A) (a)	26	748
Mastercard, Inc. (Class A) (a)	13	8,746
MAXIMUS, Inc.	20	901
NeuStar, Inc. (Class A) (a)(b)	18	891
Paychex, Inc. (a)	90	3,658
Science Applications International Corp. (b)	34	1,152
Sykes Enterprises, Inc. (b)	24	430
TeleTech Holdings, Inc. (b)	24	602
Teradata Corp. (a)(b)	34	1,885
The Western Union Co. (a)	297	5,542
Total System Services, Inc.	56	1,648
VeriFone Systems, Inc. (b)	16	366
Virtusa Corp. (b)	8	232
Visa, Inc. (Class A) (a)	63	12,039
WEX, Inc. (b)	8	702

		148,030

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.	4	228
Brunswick Corp. (a)	24	958
Callaway Golf Co.	46	328
Hasbro, Inc. (a)	56	2,640
JAKKS Pacific, Inc. (a)	12	54
Mattel, Inc.	90	3,767
Polaris Industries, Inc. (a)	14	1,808
Sturm Ruger & Co, Inc. (a)	2	125

		9,908

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	34	211
Agilent Technologies, Inc.	77	3,946
Bio-Rad Laboratories, Inc. (Class A) (b)	10	1,176
Cambrex Corp. (b)	12	158
Charles River Laboratories International, Inc. (a)(b)	20	925
Covance, Inc. (a)(b)	22	1,902
Life Technologies Corp. (b)	45	3,367
PAREXEL International Corp. (a)(b)	20	1,005
PerkinElmer, Inc.	38	1,435
Techne Corp.	8	641
Thermo Fisher Scientific, Inc.	88	8,109
Waters Corp. (a)(b)	20	2,124

		24,999

MACHINERY — 2.1%
Actuant Corp. (Class A) (a)	20	777
AGCO Corp. (a)	58	3,504
Albany International Corp. (Class A)	16	574
Astec Industries, Inc.	10	360
Barnes Group, Inc. (a)	20	698
Briggs & Stratton Corp. (a)	34	684
Caterpillar, Inc. (a)	342	28,513
CIRCOR International, Inc. (a)	6	373
CLARCOR, Inc. (a)	12	666
Crane Co.	18	1,110
Cummins, Inc. (a)	66	8,769
Deere & Co. (a)	146	11,883
Donaldson Co., Inc.	28	1,068
Dover Corp. (a)	68	6,108
EnPro Industries, Inc. (a)(b)	10	602
ESCO Technologies, Inc. (a)	8	266
Federal Signal Corp. (b)	36	463
Flowserve Corp. (a)	33	2,059
Graco, Inc.	12	889
Harsco Corp.	58	1,444
IDEX Corp.	26	1,696
Illinois Tool Works, Inc.	217	16,551
Ingersoll-Rand PLC (a)	103	6,689
ITT Corp.	124	4,458
John Bean Technologies Corp.	14	348
Joy Global, Inc. (a)	44	2,246
Kaydon Corp.	16	568
Kennametal, Inc. (a)	26	1,186
Lincoln Electric Holdings, Inc. (a)	24	1,599
Lindsay Corp. (a)	2	163
Lydall, Inc. (b)	10	172
Mueller Industries, Inc.	10	557
Nordson Corp. (a)	12	884
Oshkosh Corp. (b)	47	2,302
PACCAR, Inc. (a)	146	8,126
Pall Corp.	26	2,003
Parker Hannifin Corp. (a)	62	6,741
Pentair, Ltd.	25	1,624
Snap-On, Inc.	22	2,189
SPX Corp.	20	1,693
Standex International Corp.	4	238
Stanley Black & Decker, Inc. (a)	61	5,525
Tennant Co. (a)	6	372
Terex Corp. (a)(b)	66	2,218
The Toro Co. (a)	18	978
Timken Co.	36	2,174
Trinity Industries, Inc.	34	1,542
Valmont Industries, Inc. (a)	8	1,111
Wabtec Corp. (a)	20	1,257
Watts Water Technologies, Inc. (Class A) (a)	14	789
Woodward, Inc.	16	653
Xylem, Inc. (a)	38	1,061

		150,523

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	18	1,558

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Matson, Inc. (a)	16	$420

		1,978

MEDIA — 2.7%
AMC Networks, Inc. (Class A) (b)	12	822
Cablevision Systems Corp. (Class A) (a)	304	5,119
CBS Corp.	145	7,998
Cinemark Holdings, Inc.	42	1,333
Comcast Corp. (Class A) (a)	820	37,023
Digital Generation, Inc. (b)	18	233
DIRECTV (Class A) (a)(b)	211	12,607
Discovery Communications, Inc. (Series A) (a)(b)	61	5,150
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	1,081
Gannett Co., Inc. (a)	121	3,242
Harte-Hanks, Inc.	48	424
John Wiley & Sons, Inc. (Class A) (a)	20	954
Lamar Advertising Co. (Class A) (b)	20	941
Live Nation Entertainment, Inc. (b)	102	1,892
McGraw Hill Financial, Inc.	66	4,329
Meredith Corp.	24	1,143
News Corp. (Class A) (a)(b)	130	2,088
Omnicom Group, Inc.	110	6,978
Scholastic Corp.	20	573
Scripps Networks Interactive, Inc. (Class A) (a)	30	2,343
The E.W. Scripps Co. (Class A) (a)(b)	30	551
The Interpublic Group of Cos., Inc.	194	3,333
The New York Times Co. (Class A) (b)	88	1,106
The Walt Disney Co.	439	28,311
The Washington Post Co. (Class B) (a)	6	3,668
Time Warner Cable, Inc.	154	17,186
Time Warner, Inc. (a)	351	23,099
Twenty-First Century Fox, Inc. (a)	521	17,453
Valassis Communications, Inc. (a)	28	809
Viacom, Inc. (Class B)	119	9,946

		201,735

METALS & MINING — 1.0%
A.M. Castle & Co. (a)(b)	18	290
AK Steel Holding Corp. (a)(b)	120	450
Alcoa, Inc. (a)	1,465	11,896
Allegheny Technologies, Inc. (a)	42	1,282
AMCOL International Corp. (a)	12	392
Carpenter Technology Corp. (a)	14	813
Century Aluminum Co. (a)(b)	56	451
Cliffs Natural Resources, Inc. (a)	207	4,243
Commercial Metals Co.	126	2,136
Compass Minerals International, Inc.	10	763
Freeport-McMoRan Copper & Gold, Inc.	654	21,634
Haynes International, Inc.	4	181
Kaiser Aluminum Corp. (a)	12	855
Materion Corp.	12	385
Newmont Mining Corp.	259	7,278
Nucor Corp. (a)	172	8,431
Olympic Steel, Inc.	10	278
Reliance Steel & Aluminum Co.	40	2,931
RTI International Metals, Inc. (a)(b)	14	449
Steel Dynamics, Inc. (a)	142	2,373
SunCoke Energy, Inc. (b)	32	544
United States Steel Corp. (a)	205	4,221
Worthington Industries, Inc. (a)	38	1,308

		73,584

MULTI-UTILITIES — 1.4%
Alliant Energy Corp. (a)	60	2,973
Ameren Corp. (a)	142	4,947
Avista Corp. (a)	38	1,003
Black Hills Corp. (a)	26	1,297
CenterPoint Energy, Inc. (a)	225	5,393
CMS Energy Corp. (a)	142	3,738
Consolidated Edison, Inc. (a)	184	10,146
Dominion Resources, Inc. (a)	238	14,870
DTE Energy Co.	91	6,004
Integrys Energy Group, Inc. (a)	56	3,130
MDU Resources Group, Inc. (a)	90	2,517
NiSource, Inc. (a)	180	5,560
NorthWestern Corp.	22	988
PG&E Corp. (a)	276	11,294
Public Service Enterprise Group, Inc.	296	9,747
SCANA Corp. (a)	86	3,960
Sempra Energy (a)	92	7,875
TECO Energy, Inc. (a)	180	2,977
Vectren Corp.	54	1,801
Wisconsin Energy Corp. (a)	96	3,877

		104,097

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)(b)	32	1,187
Dollar General Corp. (b)	114	6,436
Dollar Tree, Inc. (b)	60	3,430
Family Dollar Stores, Inc. (a)	50	3,601
Fred’s, Inc. (Class A)	24	376
J.C. Penney Co., Inc. (a)(b)	266	2,346
Kohl’s Corp. (a)	178	9,211
Macy’s, Inc.	206	8,914
Nordstrom, Inc.	83	4,665
Saks, Inc. (a)(b)	86	1,371
Target Corp. (a)	354	22,649
Tuesday Morning Corp. (a)(b)	46	702

		64,888

OFFICE ELECTRONICS — 0.2%
Xerox Corp. (a)	1,606	16,526
Zebra Technologies Corp. (Class A) (a)(b)	16	728

		17,254

OIL, GAS & CONSUMABLE FUELS — 10.8%
Alpha Natural Resources, Inc. (a)(b)	302	1,800
Anadarko Petroleum Corp.	128	11,903
Apache Corp.	229	19,497
Approach Resources, Inc. (a)(b)	8	210
Arch Coal, Inc. (a)	293	1,204
Bill Barrett Corp. (a)(b)	67	1,682
Cabot Oil & Gas Corp.	64	2,388
Chesapeake Energy Corp. (a)	713	18,452
Chevron Corp. (a)	1,232	149,688
Cimarex Energy Co.	30	2,892
Cloud Peak Energy, Inc. (b)	44	645
Comstock Resources, Inc. (a)	32	509
ConocoPhillips (a)	1,691	117,541
CONSOL Energy, Inc.	90	3,028
Contango Oil & Gas Co.	6	221

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Denbury Resources, Inc. (b)	196	$3,608
Devon Energy Corp.	318	18,368
Energen Corp.	32	2,444
EOG Resources, Inc. (a)	56	9,480
EQT Corp.	26	2,307
Exxon Mobil Corp.	2,343	201,592
Forest Oil Corp. (b)	86	525
Gulfport Energy Corp. (a)(b)	14	901
Hess Corp.	250	19,335
HollyFrontier Corp. (a)	110	4,632
Kinder Morgan, Inc. (a)	196	6,972
Marathon Oil Corp.	596	20,788
Marathon Petroleum Corp.	208	13,379
Murphy Oil Corp. (a)	153	9,229
Newfield Exploration Co. (a)(b)	185	5,063
Noble Energy, Inc.	80	5,361
Northern Oil and Gas, Inc. (a)(b)	12	173
Occidental Petroleum Corp.	436	40,783
PDC Energy, Inc. (b)	14	834
Peabody Energy Corp. (a)	227	3,916
Penn Virginia Corp. (a)(b)	58	386
PetroQuest Energy, Inc. (a)(b)	30	120
Phillips 66	391	22,608
Pioneer Natural Resources Co. (a)	26	4,909
QEP Resources, Inc.	42	1,163
Range Resources Corp. (a)	24	1,821
Rosetta Resources, Inc. (a)(b)	16	871
SM Energy Co. (a)	14	1,081
Southwestern Energy Co. (a)(b)	83	3,020
Spectra Energy Corp. (a)	282	9,653
Stone Energy Corp. (a)(b)	68	2,205
Swift Energy Co. (a)(b)	24	274
Tesoro Corp. (a)	116	5,102
The Williams Cos., Inc.	151	5,490
Valero Energy Corp.	757	25,852
World Fuel Services Corp. (a)	103	3,843
WPX Energy, Inc. (a)(b)	106	2,042

		791,790

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (b)	16	764
Deltic Timber Corp. (a)	2	130
Domtar Corp.	48	3,812
International Paper Co.	236	10,573
KapStone Paper and Packaging Corp. (a)	22	942
Louisiana-Pacific Corp. (b)	42	739
Neenah Paper, Inc. (a)	8	314
Schweitzer-Mauduit International, Inc.	10	605
Wausau Paper Corp. (a)	24	312
Weyerhaeuser Co.	93	2,663

		20,854

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	232	4,779
Inter Parfums, Inc. (a)	12	360
Medifast, Inc. (a)(b)	6	161
Prestige Brands Holdings, Inc. (b)	16	482
The Estee Lauder Cos., Inc. (Class A) (a)	64	4,474

		10,256

PHARMACEUTICALS — 3.4%
AbbVie, Inc.	326	14,582
Actavis, Inc. (b)	26	3,744
Akorn, Inc. (a)(b)	10	197
Allergan, Inc.	38	3,437
Bristol-Myers Squibb Co. (a)	455	21,057
Eli Lilly & Co.	520	26,172
Endo Health Solutions, Inc. (a)(b)	38	1,727
Forest Laboratories, Inc. (b)	112	4,792
Hi-Tech Pharmacal Co., Inc.	4	173
Hospira, Inc. (b)	60	2,353
Johnson & Johnson	740	64,151
Mallinckrodt PLC (b)	13	573
Merck & Co., Inc.	825	39,278
Mylan, Inc. (b)	103	3,932
Perrigo Co.	14	1,727
Pfizer, Inc. (a)	2,090	60,004
Questcor Pharmaceuticals, Inc. (a)	10	580
Salix Pharmaceuticals, Ltd. (a)(b)	8	535
The Medicines Co. (a)(b)	18	603
ViroPharma, Inc. (b)	22	865

		250,482

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	16	245
Dun & Bradstreet Corp. (a)	12	1,246
Equifax, Inc.	30	1,796
Exponent, Inc. (a)	4	287
FTI Consulting, Inc. (a)(b)	20	756
Heidrick & Struggles International, Inc.	8	153
Insperity, Inc.	14	526
Kelly Services, Inc. (Class A) (a)	30	584
Korn/Ferry International (b)	22	471
Manpower, Inc. (a)	105	7,638
Navigant Consulting, Inc. (b)	22	340
On Assignment, Inc. (a)(b)	14	462
Resources Connection, Inc.	14	190
Robert Half International, Inc. (a)	40	1,561
The Corporate Executive Board Co. (a)	6	436
Towers Watson & Co. (Class A)	22	2,353
TrueBlue, Inc. (a)(b)	18	432

		19,476

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Acadia Realty Trust (a)	14	346
Alexandria Real Estate Equities, Inc.	18	1,149
American Campus Communities, Inc.	18	615
American Tower Corp.	48	3,558
Apartment Investment & Management Co. (Class A) (a)	32	894
AvalonBay Communities, Inc. (a)	26	3,304
BioMed Realty Trust, Inc. (a)	50	930
Boston Properties, Inc. (a)	34	3,635
BRE Properties, Inc. (a)	20	1,015
Camden Property Trust (a)	22	1,352
Cedar Realty Trust, Inc. (a)	40	207
Colonial Properties Trust	22	495
Corporate Office Properties Trust (a)	28	647
Corrections Corp. of America	29	1,002
Cousins Properties, Inc. (a)	34	350
DiamondRock Hospitality Co. (a)	64	683
Duke Realty Corp. (a)	76	1,173

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

EastGroup Properties, Inc. (a)	8	$474
EPR Properties (a)	16	780
Equity One, Inc. (a)	40	874
Equity Residential	75	4,018
Essex Property Trust, Inc. (a)	6	886
Extra Space Storage, Inc. (a)	20	915
Federal Realty Investment Trust	8	812
Franklin Street Properties Corp. (a)	52	662
Getty Realty Corp. (a)	30	583
Government Properties Income Trust (a)	35	838
HCP, Inc.	112	4,586
Health Care REIT, Inc.	54	3,369
Healthcare Realty Trust, Inc.	32	740
Highwoods Properties, Inc.	30	1,059
Home Properties, Inc. (a)	14	809
Hospitality Properties Trust	72	2,038
Host Hotels & Resorts, Inc. (a)	150	2,651
Inland Real Estate Corp. (a)	34	348
Kilroy Realty Corp. (a)	18	899
Kimco Realty Corp. (a)	96	1,937
Kite Realty Group Trust	38	225
LaSalle Hotel Properties (a)	22	627
Lexington Realty Trust (a)	54	606
Liberty Property Trust	52	1,851
LTC Properties, Inc.	12	456
Mack-Cali Realty Corp. (a)	26	570
Medical Properties Trust, Inc.	64	779
Mid-America Apartment Communities, Inc.	10	625
National Retail Properties, Inc.	42	1,336
OMEGA Healthcare Investors, Inc.	30	896
Parkway Properties, Inc.	24	426
Pennsylvania Real Estate Investment Trust	26	486
Plum Creek Timber Co., Inc.	33	1,545
Post Properties, Inc. (a)	12	540
Potlatch Corp.	18	714
ProLogis	104	3,912
PS Business Parks, Inc.	8	597
Public Storage	32	5,138
Rayonier, Inc.	28	1,558
Realty Income Corp. (a)	44	1,749
Regency Centers Corp.	28	1,354
Saul Centers, Inc.	6	278
Senior Housing Properties Trust (a)	78	1,821
Simon Property Group, Inc.	38	5,633
SL Green Realty Corp.	24	2,132
Sovran Self Storage, Inc.	10	757
Tanger Factory Outlet Centers, Inc. (a)	14	457
Taubman Centers, Inc.	12	808
The Macerich Co.	34	1,919
UDR, Inc.	56	1,327
Universal Health Realty Income Trust (a)	6	251
Urstadt Biddle Properties, Inc. (Class A)	14	278
Ventas, Inc.	66	4,059
Vornado Realty Trust	52	4,371
Weingarten Realty Investors (a)	38	1,115

		101,829

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (a)(b)	82	1,897
Forestar Group, Inc. (a)(b)	12	258
Jones Lang LaSalle, Inc.	12	1,048

		3,203

ROAD & RAIL — 0.7%
Arkansas Best Corp. (a)	18	462
Con-way, Inc.	32	1,379
CSX Corp. (a)	414	10,656
Genesee & Wyoming, Inc. (Class A) (b)	8	744
Heartland Express, Inc. (a)	18	255
J.B. Hunt Transport Services, Inc.	19	1,386
Kansas City Southern (a)	13	1,422
Knight Transportation, Inc. (a)	26	429
Landstar System, Inc.	10	560
Norfolk Southern Corp. (a)	128	9,901
Old Dominion Freight Line, Inc. (b)	24	1,104
Ryder Systems, Inc. (a)	38	2,269
Union Pacific Corp.	116	18,019
Werner Enterprises, Inc. (a)	28	653

		49,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (b)	16	280
Advanced Micro Devices, Inc. (a)(b)	831	3,158
Altera Corp. (a)	67	2,490
Analog Devices, Inc. (a)	68	3,199
Applied Materials, Inc. (a)	496	8,700
Atmel Corp. (a)(b)	118	878
ATMI, Inc. (b)	10	265
Broadcom Corp. (Class A)	116	3,017
Brooks Automation, Inc.	24	223
Cabot Microelectronics Corp. (a)(b)	8	308
CEVA, Inc. (a)(b)	4	69
Cirrus Logic, Inc. (a)(b)	18	408
Cohu, Inc. (a)	10	109
Cree, Inc. (a)(b)	24	1,445
Cypress Semiconductor Corp. (a)(b)	30	280
Diodes, Inc. (a)(b)	16	392
DSP Group, Inc. (b)	12	85
Entropic Communications, Inc. (a)(b)	30	131
Exar Corp. (a)(b)	12	161
Fairchild Semiconductor International, Inc. (a)(b)	60	833
First Solar, Inc. (a)(b)	91	3,659
GT Advanced Technologies, Inc. (a)(b)	165	1,404
Hittite Microwave Corp. (b)	6	392
Integrated Device Technology, Inc. (b)	56	527
Intel Corp. (a)	3,152	72,244
International Rectifier Corp. (b)	28	694
Intersil Corp. (Class A) (a)	68	764
KLA-Tencor Corp. (a)	65	3,955
Kopin Corp. (a)(b)	20	81
Kulicke & Soffa Industries, Inc. (b)	32	370
Lam Research Corp. (b)	45	2,304
Linear Technology Corp. (a)	62	2,459
LSI Corp. (a)	150	1,173
Micrel, Inc. (a)	20	182
Microchip Technology, Inc. (a)	64	2,579
Micron Technology, Inc. (a)(b)	553	9,661
Microsemi Corp. (b)	24	582
MKS Instruments, Inc.	18	479
Monolithic Power Systems, Inc.	10	303

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Nanometrics, Inc. (a)(b)	8	$129
NVIDIA Corp. (a)	192	2,987
Pericom Semiconductor Corp. (b)	12	94
Power Integrations, Inc.	6	325
RF Micro Devices, Inc. (a)(b)	106	598
Rubicon Technology, Inc. (a)(b)	10	121
Rudolph Technologies, Inc. (a)(b)	12	137
Semtech Corp. (a)(b)	16	480
Sigma Designs, Inc. (b)	36	201
Silicon Laboratories, Inc. (a)(b)	10	427
Skyworks Solutions, Inc. (a)(b)	48	1,192
SunEdison, Inc. (a)(b)	252	2,008
Supertex, Inc.	4	101
Synaptics, Inc. (a)(b)	10	443
Teradyne, Inc. (a)(b)	72	1,189
Tessera Technologies, Inc. (a)	20	387
Texas Instruments, Inc.	288	11,598
TriQuint Semiconductor, Inc. (a)(b)	72	585
Ultratech, Inc. (a)(b)	6	182
Veeco Instruments, Inc. (a)(b)	22	819
Volterra Semiconductor Corp. (a)(b)	4	92
Xilinx, Inc. (a)	74	3,468

		157,806

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)(b)	8	432
Adobe Systems, Inc. (b)	103	5,350
Advent Software, Inc.	10	317
Ansys, Inc. (b)	18	1,557
Autodesk, Inc. (a)(b)	46	1,894
Blackbaud, Inc. (a)	6	234
Bottomline Technologies, Inc. (a)(b)	6	167
CA, Inc.	195	5,786
Cadence Design Systems, Inc. (a)(b)	62	837
Citrix Systems, Inc. (b)	38	2,683
CommVault Systems, Inc. (a)(b)	6	527
Compuware Corp.	82	918
Concur Technologies, Inc. (a)(b)	6	663
Ebix, Inc. (a)	8	80
Electronic Arts, Inc. (b)	98	2,504
EPIQ Systems, Inc. (a)	14	185
FactSet Research Systems, Inc. (a)	6	655
Fair Isaac Corp.	8	442
Informatica Corp. (b)	16	623
Interactive Intelligence Group (a)(b)	4	254
Intuit, Inc. (a)	42	2,785
Manhattan Associates, Inc. (a)(b)	6	573
Mentor Graphics Corp.	32	748
MICROS Systems, Inc. (a)(b)	18	899
Microsoft Corp.	3,133	104,360
MicroStrategy, Inc. (b)	2	207
Monotype Imaging Holdings, Inc. (a)	10	287
Netscout Systems, Inc. (b)	12	307
Oracle Corp.	963	31,943
Progress Software Corp. (b)	20	518
PTC, Inc. (b)	26	739
Quality Systems, Inc.	8	174
Red Hat, Inc. (b)	30	1,384
Rovi Corp. (b)	28	537
Salesforce.com, Inc. (a)(b)	80	4,153
Solera Holdings, Inc.	10	529
Sourcefire, Inc. (b)	4	304
Symantec Corp. (a)	214	5,296
Synchronoss Technologies, Inc. (a)(b)	6	228
Synopsys, Inc. (a)(b)	50	1,885
Take-Two Interactive Software, Inc. (b)	24	436
TIBCO Software, Inc. (a)(b)	24	614
Tyler Technologies, Inc. (a)(b)	6	525

		185,539

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc. (a)	26	720
Abercrombie & Fitch Co. (Class A) (a)	28	990
Advance Auto Parts, Inc.	22	1,819
Aeropostale, Inc. (a)(b)	38	357
American Eagle Outfitters, Inc. (a)	80	1,119
ANN, Inc. (a)(b)	20	724
Ascena Retail Group, Inc. (b)	46	917
AutoNation, Inc. (a)(b)	89	4,643
AutoZone, Inc. (a)(b)	9	3,805
Barnes & Noble, Inc. (a)(b)	42	544
Bed Bath & Beyond, Inc. (b)	61	4,719
Best Buy Co., Inc.	364	13,650
Big 5 Sporting Goods Corp. (a)	18	290
Brown Shoe Co., Inc.	44	1,033
Cabela’s, Inc. (a)(b)	19	1,198
CarMax, Inc. (a)(b)	59	2,860
Chico’s FAS, Inc. (a)	52	866
Christopher & Banks Corp. (a)(b)	40	288
CST Brands, Inc. (a)	84	2,503
Dick’s Sporting Goods, Inc.	30	1,601
Foot Locker, Inc.	62	2,104
GameStop Corp. (Class A)	102	5,064
Genesco, Inc. (a)(b)	10	656
Group 1 Automotive, Inc. (a)	32	2,486
Guess?, Inc. (a)	84	2,507
Haverty Furniture Cos., Inc.	14	344
Hibbett Sports, Inc. (a)(b)	6	337
Jos. A. Bank Clothiers, Inc. (b)	10	440
Kirkland’s, Inc. (b)	8	148
L Brands, Inc. (a)	99	6,049
Lithia Motors, Inc. (Class A)	16	1,167
Lowe’s Cos., Inc.	435	20,710
Lumber Liquidators Holdings, Inc. (a)(b)	8	853
MarineMax, Inc. (a)(b)	26	317
Monro Muffler Brake, Inc. (a)	6	279
Murphy USA, Inc. (a)(b)	38	1,535
O’Reilly Automotive, Inc. (b)	34	4,338
Office Depot, Inc. (a)(b)	310	1,497
OfficeMax, Inc.	94	1,202
Pep Boys-Manny, Moe & Jack (a)(b)	28	349
PetSmart, Inc. (a)	30	2,288
Rent-A-Center, Inc. (a)	28	1,067
Ross Stores, Inc.	46	3,349
Select Comfort Corp. (a)(b)	12	292
Signet Jewelers, Ltd.	28	2,006
Sonic Automotive, Inc. (Class A) (a)	40	952
Stage Stores, Inc. (a)	34	653
Staples, Inc. (a)	568	8,321
Stein Mart, Inc.	30	412
The Buckle, Inc. (a)	14	757
The Cato Corp. (Class A)	12	336
The Children’s Place Retail Stores, Inc. (a)(b)	12	694

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

The Finish Line, Inc. (Class A)	20	$497
The Gap, Inc. (a)	187	7,532
The Home Depot, Inc.	359	27,230
The Men’s Wearhouse, Inc.	18	613
Tiffany & Co.	26	1,992
TJX Cos., Inc.	150	8,459
Tractor Supply Co.	20	1,343
Urban Outfitters, Inc. (b)	44	1,618
Vitamin Shoppe, Inc. (b)	8	350
Williams-Sonoma, Inc. (a)	30	1,686
Zale Corp. (b)	28	426
Zumiez, Inc. (a)(b)	6	165

		170,066

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	16	1,214
Coach, Inc.	66	3,599
Crocs, Inc. (b)	24	327
Deckers Outdoor Corp. (a)(b)	12	791
Fifth & Pacific Cos., Inc. (b)	30	754
Fossil Group, Inc. (a)(b)	12	1,395
Hanesbrands, Inc. (a)	40	2,492
Iconix Brand Group, Inc. (a)(b)	30	997
Maidenform Brands, Inc. (a)(b)	8	188
Movado Group, Inc.	8	350
NIKE, Inc. (Class B) (a)	152	11,041
Oxford Industries, Inc. (a)	4	272
Perry Ellis International, Inc. (a)	12	226
PVH Corp.	18	2,136
Quiksilver, Inc. (a)(b)	136	956
Ralph Lauren Corp.	16	2,636
Skechers U.S.A., Inc. (a)(b)	42	1,307
Steven Madden, Ltd. (b)	10	538
Under Armour, Inc. (Class A) (a)(b)	16	1,271
V.F. Corp. (a)	25	4,976
Wolverine World Wide, Inc. (a)	16	932

		38,398

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	88	1,095
Bank Mutual Corp. (a)	32	201
Brookline Bancorp, Inc. (a)	28	263
Dime Community Bancshares	18	300
Hudson City Bancorp, Inc.	346	3,131
New York Community Bancorp, Inc. (a)	371	5,606
Northwest Bancshares, Inc.	44	582
Oritani Financial Corp.	12	197
People’s United Financial, Inc. (a)	190	2,732
Provident Financial Services, Inc. (a)	32	519
TrustCo Bank Corp. NY	50	298
Washington Federal, Inc.	48	992

		15,916

TOBACCO — 1.0%
Alliance One International, Inc. (a)(b)	90	262
Altria Group, Inc.	559	19,202
Lorillard, Inc. (a)	161	7,210
Philip Morris International, Inc.	388	33,597
Reynolds American, Inc. (a)	271	13,219
United Rentals, Inc. (a)(b)	22	1,282
Universal Corp.	26	1,324

		76,096

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	16	824
Fastenal Co. (a)	42	2,111
GATX Corp. (a)	22	1,045
Kaman Corp. (a)	10	379
MSC Industrial Direct Co., Inc. (Class A) (a)	12	976
W.W. Grainger, Inc. (a)	13	3,402
Watsco, Inc.	14	1,320

		10,057

WATER UTILITIES — 0.0% (d)
American States Water Co.	16	441
Aqua America, Inc. (a)	60	1,484

		1,925

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Crown Castle International Corp. (b)	44	3,213
NTELOS Holdings Corp.	16	301
Telephone & Data Systems, Inc.	139	4,107
USA Mobility, Inc. (a)	24	340

		7,961

TOTAL COMMON STOCKS —
(Cost $6,112,747)		7,326,911

SHORT TERM INVESTMENTS — 23.2%
MONEY MARKET FUNDS — 23.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,691,477	1,691,477
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	13,568	13,568

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,705,045)		1,705,045

TOTAL INVESTMENTS — 122.9% (h)
(Cost $7,817,792)		9,031,956
OTHER ASSETS & LIABILITIES — (22.9)%		(1,684,809)

NET ASSETS — 100.0%		$7,347,147

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 6.0%
Alliant Techsystems, Inc. (a)	801	$78,146
General Dynamics Corp.	1,293	113,163
Raytheon Co. (a)	2,443	188,282
United Technologies Corp.	1,748	188,469

		568,060

AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc. (Class B) (a)	2,022	184,750

BEVERAGES — 3.4%
PepsiCo, Inc.	2,388	189,846
The Coca-Cola Co. (a)	3,592	136,065

		325,911

CAPITAL MARKETS — 1.4%
State Street Corp. (b)	1,987	130,645

CHEMICALS — 0.4%
Sigma-Aldrich Corp.	409	34,888

COMMERCIAL BANKS — 1.1%
Fifth Third Bancorp (a)	552	9,958
Wells Fargo & Co.	2,218	91,648

		101,606

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	1,018	52,121

DISTRIBUTORS — 1.0%
Genuine Parts Co. (a)	1,121	90,678

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. (Class B) (c)	1,229	139,504

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc. (a)	4,493	151,953
Verizon Communications, Inc. (a)	1,331	62,105

		214,058

ELECTRIC UTILITIES — 9.6%
American Electric Power Co., Inc. (a)	4,350	188,573
Duke Energy Corp. (a)	2,339	156,198
Edison International (a)	291	13,404
Pepco Holdings, Inc. (a)	8,679	160,214
PPL Corp.	1,022	31,048
Southern Co. (a)	4,313	177,609
Xcel Energy, Inc. (a)	6,834	188,687

		915,733

ENERGY EQUIPMENT & SERVICES — 1.7%
Halliburton Co. (a)	3,346	161,110

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp.	149	17,153
Sysco Corp. (a)	699	22,249

		39,402

FOOD PRODUCTS — 6.0%
ConAgra Foods, Inc.	922	27,973
General Mills, Inc.	3,805	182,336
Kellogg Co. (a)	2,893	169,906
Mondelez International, Inc. (Class A) (a)	5,972	187,640

		567,855

HEALTH CARE EQUIPMENT & SUPPLIES — 7.0%
Abbott Laboratories	4,974	165,087
Becton, Dickinson and Co.	1,490	149,030
C.R. Bard, Inc. (a)	1,289	148,493
Covidien PLC (a)	3,021	184,100
Stryker Corp. (a)	282	19,060

		665,770

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp. (a)	1,967	189,245

HOUSEHOLD PRODUCTS — 4.9%
Colgate-Palmolive Co. (a)	1,035	61,375
Kimberly-Clark Corp.	1,835	172,894
The Clorox Co.	717	58,593
The Procter & Gamble Co.	2,323	175,596

		468,458

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co. (a)	1,592	190,101
General Electric Co. (a)	2,131	50,909

		241,010

INSURANCE — 2.1%
Arthur J. Gallagher & Co.	1,656	72,284
The Allstate Corp.	442	22,343
Torchmark Corp. (a)	1,422	102,882

		197,509

INTERNET SOFTWARE & SERVICES — 1.8%
Google, Inc. (Class A) (c)	193	169,051

IT SERVICES — 8.1%
Alliance Data Systems Corp. (a)(c)	913	193,072
Amdocs, Ltd. (a)	2,882	105,597
Automatic Data Processing, Inc. (a)	1,584	114,650
Fiserv, Inc. (c)	1,889	190,883
International Business Machines Corp.	775	143,515
Paychex, Inc. (a)	607	24,668

		772,385

MACHINERY — 1.3%
Caterpillar, Inc. (a)	1,370	114,217
Flowserve Corp. (a)	231	14,412

		128,629

MEDIA — 2.2%
The Walt Disney Co. (a)	2,839	183,087
Time Warner, Inc. (a)	452	29,746

		212,833

MULTI-UTILITIES — 5.4%
CMS Energy Corp. (a)	1,282	33,742
Consolidated Edison, Inc. (a)	3,418	188,468
Dominion Resources, Inc. (a)	2,939	183,629
Public Service Enterprise Group, Inc. (a)	164	5,401
SCANA Corp. (a)	383	17,633
Sempra Energy (a)	410	35,096
Wisconsin Energy Corp. (a)	1,352	54,594

		518,563

OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp. (a)	1,437	174,595
Exxon Mobil Corp.	2,201	189,374
The Williams Cos., Inc. (a)	38	1,382

		365,351

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 3.7%
Johnson & Johnson	2,180	$188,984
Merck & Co., Inc.	837	39,849
Mylan, Inc. (c)	2,398	91,532
Pfizer, Inc. (a)	1,269	36,433

		356,798

REAL ESTATE INVESTMENT TRUSTS — 11.0%
Alexandria Real Estate Equities, Inc.	2,611	166,712
CBL & Associates Properties, Inc.	9,351	178,604
DDR Corp. (a)	12,156	190,971
Federal Realty Investment Trust (a)	1,861	188,798
Host Hotels & Resorts, Inc. (a)	6,856	121,146
Mid-America Apartment Communities, Inc.	679	42,438
Rayonier, Inc.	303	16,862
Tanger Factory Outlet Centers, Inc. (a)	3,173	103,598
The Macerich Co. (a)	62	3,499
Weingarten Realty Investors (a)	1,297	38,041

		1,050,669

SOFTWARE — 1.2%
Microsoft Corp.	3,386	112,788

THRIFTS & MORTGAGE FINANCE — 1.9%
People’s United Financial, Inc. (a)	12,828	184,467

TOBACCO — 2.9%
Altria Group, Inc.	3,522	120,981
Philip Morris International, Inc.	1,851	160,278

		281,259

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
SBA Communications Corp. (Class A) (a)(c)	852	68,552

TOTAL COMMON STOCKS —
(Cost $9,336,597)		9,509,658

SHORT TERM INVESTMENTS — 27.9%
MONEY MARKET FUNDS — 27.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,639,664	2,639,664
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	20,024	20,024

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,659,688)		2,659,688

TOTAL INVESTMENTS — 127.5% (g)
(Cost $11,996,285)		12,169,346
OTHER ASSETS & LIABILITIES — (27.5)%		(2,621,517)

NET ASSETS — 100.0%		$9,547,829

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.7%
Curtiss-Wright Corp. (a)	4,228	$198,547
Esterline Technologies Corp. (b)	544	43,460
Moog, Inc. (Class A) (b)	39	2,288
Orbital Sciences Corp. (a)(b)	434	9,192
Teledyne Technologies, Inc. (a)(b)	213	18,090

		271,577

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp. (a)	53	2,139

AUTO COMPONENTS — 0.4%
Dana Holding Corp. (a)	1,814	41,432

BIOTECHNOLOGY — 0.0% (c)
PDL BioPharma, Inc. (a)	80	638

BUILDING PRODUCTS — 0.6%
Griffon Corp. (a)	4,637	58,148

CAPITAL MARKETS — 2.0%
Cohen & Steers, Inc. (a)	3,907	137,956
Evercore Partners, Inc. (Class A)	842	41,452
Safeguard Scientifics, Inc. (a)(b)	1,182	18,545

		197,953

CHEMICALS — 1.9%
H.B. Fuller Co. (a)	192	8,676
Innospec, Inc.	1,919	89,541
Minerals Technologies, Inc.	1,541	76,079
Olin Corp. (a)	231	5,329
Sensient Technologies Corp. (a)	239	11,446

		191,071

COMMERCIAL BANKS — 8.9%
1st Source Corp. (a)	162	4,361
Arrow Financial Corp. (a)	3,202	81,683
BancorpSouth, Inc. (a)	18	359
BBCN Bancorp, Inc.	23	316
Bryn Mawr Bank Corp.	17	459
Cardinal Financial Corp. (a)	17	281
Central Pacific Financial Corp. (a)	20	354
Chemical Financial Corp.	11	307
City Holding Co. (a)	526	22,744
CoBiz Financial, Inc. (a)	30	290
Columbia Banking System, Inc. (a)	23	568
Community Bank System, Inc. (a)	35	1,194
Community Trust Bancorp, Inc. (a)	2,450	99,446
CVB Financial Corp. (a)	33	446
Eagle Bancorp, Inc. (b)	12	339
F.N.B. Corp. (a)	350	4,246
Financial Institutions, Inc.	18	368
First Busey Corp. (a)	683	3,558
First Commonwealth Financial Corp. (a)	20,776	157,690
First Community Bancshares, Inc.	243	3,973
First Financial Bancorp (a)	3,256	49,394
First Financial Holdings, Inc.	11	607
First Merchants Corp.	2,476	42,909
First Midwest Bancorp, Inc.	21	317
FirstMerit Corp. (a)	12	261
Flushing Financial Corp. (a)	180	3,321
Glacier Bancorp, Inc. (a)	566	13,986
Hancock Holding Co.	11	345
Hanmi Financial Corp. (a)	18	298
Home Bancshares, Inc. (a)	18	547
Independent Bank Corp.-Massachusetts (a)	11	393
Investors Bancorp, Inc. (a)	17	372
Lakeland Financial Corp. (a)	14	457
MB Financial, Inc.	14	395
National Penn Bancshares, Inc.	39	392
NBT Bancorp, Inc. (a)	206	4,734
OmniAmerican Bancorp, Inc. (b)	2,711	66,311
Pacific Premier Bancorp, Inc. (a)(b)	48	645
PacWest Bancorp	14	481
Prosperity Bancshares, Inc. (a)	80	4,947
Renasant Corp.	12	326
S.Y. Bancorp, Inc. (a)	134	3,796
Sandy Spring Bancorp, Inc.	14	326
Southside Bancshares, Inc. (a)	131	3,513
State Bank Financial Corp. (a)	23	365
Sterling Financial Corp.	12	344
Susquehanna Bancshares, Inc.	20	251
Tompkins Financial Corp. (a)	11	508
Trico Bancshares (a)	3,038	69,206
Trustmark Corp. (a)	7,289	186,598
Umpqua Holdings Corp. (a)	21	341
Union First Market Bankshares Corp. (a)	18	421
United Bankshares, Inc. (a)	15	435
Univest Corp. of Pennsylvania	177	3,336
ViewPoint Financial Group	18	372
Washington Trust Bancorp, Inc. (a)	11	346
WesBanco, Inc.	15	446
Westamerica Bancorporation (a)	643	31,983
Wintrust Financial Corp. (a)	204	8,378

		885,385

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc. (a)	155	4,126
Healthcare Services Group, Inc. (a)	14	360
UniFirst Corp. (a)	423	44,170
United Stationers, Inc. (a)	3,264	141,984

		190,640

COMMUNICATIONS EQUIPMENT — 0.1%
Arris Group, Inc. (a)(b)	320	5,459
Comtech Telecommunications Corp. (a)	137	3,332

		8,791

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	545	21,326

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (a)	1,661	75,210

CONTAINERS & PACKAGING — 1.2%
Boise, Inc. (a)	3,662	46,141
Graphic Packaging Holding Co. (a)(b)	8,436	72,212

		118,353

DISTRIBUTORS — 2.0%
Pool Corp. (a)	3,456	193,985

DIVERSIFIED CONSUMER SERVICES — 2.1%
Hillenbrand, Inc.	15	411
Matthews International Corp. (Class A)	293	11,157
Sotheby’s (a)	4,090	200,942

		212,510

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Pico Holdings, Inc. (a)(b)	452	$9,790

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Consolidated Communications Holdings, Inc. (a)	23	397

ELECTRIC UTILITIES — 10.7%
ALLETE, Inc. (a)	12	580
Cleco Corp. (a)	3,818	171,199
El Paso Electric Co.	32	1,069
IDACORP, Inc. (a)	3,504	169,593
MGE Energy, Inc. (a)	12	655
Otter Tail Corp. (a)	36	993
PNM Resources, Inc.	324	7,332
Portland General Electric Co. (a)	5,951	167,997
The Empire District Electric Co. (a)	5,117	110,834
UIL Holdings Corp. (a)	4,482	166,641
Unitil Corp.	3,251	95,157
UNS Energy Corp.	3,711	173,007

		1,065,057

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (a)	1,087	100,026
Brady Corp. (Class A)	101	3,080
Encore Wire Corp.	11	434

		103,540

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc. (b)	195	17,094
Cognex Corp. (a)	456	14,300
Coherent, Inc.	438	26,915

		58,309

ENERGY EQUIPMENT & SERVICES — 0.1%
Gulfmark Offshore, Inc. (Class A)	64	3,257
SEACOR Holdings, Inc. (a)	53	4,793

		8,050

FOOD & STAPLES RETAILING — 0.7%
Harris Teeter Supermarkets, Inc. (a)	1,413	69,505

FOOD PRODUCTS — 2.1%
Cal-Maine Foods, Inc. (a)	902	43,386
Darling International, Inc. (b)	17	360
Fresh Del Monte Produce, Inc.	125	3,710
Hain Celestial Group, Inc. (a)(b)	189	14,576
Lancaster Colony Corp. (a)	1,822	142,644
Snyders-Lance, Inc. (a)	188	5,424
Tootsie Roll Industries, Inc. (a)	75	2,311

		212,411

GAS UTILITIES — 3.9%
New Jersey Resources Corp. (a)	2,596	114,354
Northwest Natural Gas Co.	3,199	134,294
Piedmont Natural Gas Co., Inc.	36	1,184
South Jersey Industries, Inc. (a)	1,171	68,597
Southwest Gas Corp. (a)	33	1,650
The Laclede Group, Inc. (a)	1,479	66,555
WGL Holdings, Inc.	36	1,537

		388,171

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
ArthroCare Corp. (a)(b)	14	498
CONMED Corp. (a)	4,194	142,554
Greatbatch, Inc. (b)	578	19,669
Haemonetics Corp. (a)(b)	1,422	56,710
Integra LifeSciences Holdings Corp. (a)(b)	598	24,070
STERIS Corp.	324	13,919
West Pharmaceutical Services, Inc. (a)	2,534	104,274

		361,694

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Almost Family, Inc. (a)	233	4,527
AmSurg Corp. (a)(b)	1,180	46,846
Chemed Corp. (a)	642	45,903
HealthSouth Corp.	438	15,103
Owens & Minor, Inc. (a)	3,590	124,178

		236,557

HEALTH CARE TECHNOLOGY — 0.0% (c)
Computer Programs and Systems, Inc. (a)	49	2,867

HOTELS, RESTAURANTS & LEISURE — 0.4%
CEC Entertainment, Inc. (a)	53	2,431
Jack in the Box, Inc. (b)	180	7,200
Texas Roadhouse, Inc. (a)	12	315
The Cheesecake Factory, Inc.	647	28,436

		38,382

HOUSEHOLD PRODUCTS — 0.0% (c)
Orchids Paper Products Co. (a)	15	415

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc. (a)	14	458

INSURANCE — 4.4%
American Equity Investment Life Holding Co. (a)	346	7,342
Employers Holdings, Inc. (a)	15	446
FBL Financial Group, Inc. (Class A)	273	12,258
Greenlight Capital Re, Ltd. (Class A) (a)(b)	258	7,338
Hilltop Holdings, Inc. (a)(b)	18	333
Horace Mann Educators Corp. (a)	14	397
Maiden Holdings, Ltd. (a)	285	3,366
Montpelier Re Holdings, Ltd. (a)	219	5,705
OneBeacon Insurance Group, Ltd. (Class A)	686	10,125
Platinum Underwriters Holdings, Ltd. (a)	192	11,468
Primerica, Inc. (a)	3,071	123,884
RLI Corp.	1,535	134,190
Safety Insurance Group, Inc.	1,177	62,346
Selective Insurance Group, Inc. (a)	170	4,165
The Navigators Group, Inc. (b)	1,016	58,694

		442,057

INTERNET & CATALOG RETAIL — 0.0% (c)
HSN, Inc. (a)	12	643

INTERNET SOFTWARE & SERVICES — 1.1%
CoStar Group, Inc. (a)(b)	648	108,799
Global Eagle Entertainment, Inc. (b)	68	635
RealNetworks, Inc. (b)	36	308

		109,742

IT SERVICES — 4.7%
CACI International, Inc. (Class A) (a)(b)	1,371	94,750

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Convergys Corp. (a)	189	$3,544
Euronet Worldwide, Inc. (b)	721	28,696
ExlService Holdings, Inc. (a)(b)	11	313
MAXIMUS, Inc.	2,674	120,437
Syntel, Inc. (a)	2,079	166,528
TeleTech Holdings, Inc. (b)	18	452
WEX, Inc. (a)(b)	586	51,421

		466,141

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
PAREXEL International Corp. (a)(b)	14	703

MACHINERY — 1.3%
Kaydon Corp.	2,624	93,205
Meritor, Inc. (b)	2,632	20,688
Middleby Corp. (b)	42	8,774
Woodward, Inc.	215	8,778

		131,445

MARINE — 0.0% (c)
Matson, Inc.	30	787

MEDIA — 0.4%
Belo Corp. (Class A) (a)	2,496	34,195
World Wrestling Entertainment, Inc. (Class A)	30	305

		34,500

METALS & MINING — 0.3%
AMCOL International Corp. (a)	572	18,693
Worthington Industries, Inc. (a)	234	8,057

		26,750

MULTI-UTILITIES — 3.2%
Avista Corp. (a)	6,820	180,048
Black Hills Corp. (a)	944	47,068
NorthWestern Corp. (a)	1,933	86,830

		313,946

MULTILINE RETAIL — 0.0% (c)
Fred’s, Inc. (Class A) (a)	32	501

OIL, GAS & CONSUMABLE FUELS — 1.2%
Energy XXI Bermuda, Ltd.	1,006	30,381
PDC Energy, Inc. (b)	32	1,906
SemGroup Corp.(Class A) (a)	1,450	82,679

		114,966

PAPER & FOREST PRODUCTS — 0.0% (c)
P.H. Glatfelter Co. (a)	52	1,408
Schweitzer-Mauduit International, Inc.	12	726

		2,134

PROFESSIONAL SERVICES — 0.0% (c)
Exponent, Inc. (a)	62	4,454

REAL ESTATE INVESTMENT TRUSTS — 17.1%
Acadia Realty Trust (a)	108	2,665
Agree Realty Corp. (a)	320	9,658
American Assets Trust, Inc. (a)	12	366
American Realty Capital Properties, Inc. (a)	44	537
Anworth Mortgage Asset Corp.	740	3,574
Apollo Commercial Real Estate Finance, Inc. (a)	2,273	34,709
Apollo Residential Mortgage, Inc. (a)	1,979	28,874
Ares Commercial Real Estate Corp. (a)	20	249
ARMOUR Residential REIT, Inc.	6,379	26,792
Ashford Hospitality Trust, Inc. (a)	7,466	92,130
Associated Estates Realty Corp. (a)	24	358
Campus Crest Communities, Inc. (a)	33	356
Capstead Mortgage Corp.	342	4,025
Chatham Lodging Trust (a)	23	411
Chesapeake Lodging Trust (a)	17	400
Colonial Properties Trust	44	990
Colony Financial, Inc.	2,790	55,744
Cousins Properties, Inc.	56	576
CubeSmart (a)	962	17,162
CYS Investments, Inc. (a)	405	3,293
DCT Industrial Trust, Inc.	63	453
DiamondRock Hospitality Co.	3,273	34,923
DuPont Fabros Technology, Inc. (a)	12	309
Dynex Capital, Inc. (a)	731	6,411
EastGroup Properties, Inc. (a)	15	888
Education Realty Trust, Inc.	51	464
EPR Properties (a)	863	42,063
Equity One, Inc. (a)	62	1,355
Excel Trust, Inc. (a)	30	360
First Industrial Realty Trust, Inc.	568	9,241
Franklin Street Properties Corp. (a)	29	369
Getty Realty Corp. (a)	18	350
Gladstone Commercial Corp. (a)	182	3,269
Glimcher Realty Trust (a)	2,602	25,369
Government Properties Income Trust (a)	24	574
Healthcare Realty Trust, Inc.	1,101	25,444
Highwoods Properties, Inc.	57	2,013
Hudson Pacific Properties, Inc.	50	972
Inland Real Estate Corp. (a)	41	419
Investors Real Estate Trust	45	371
Kite Realty Group Trust (a)	41	243
LaSalle Hotel Properties (a)	2,173	61,974
Lexington Realty Trust	35	393
LTC Properties, Inc.	14	532
Medical Properties Trust, Inc. (a)	1,263	15,371
Monmouth Real Estate Investment Corp.(Class A)	36	327
National Health Investors, Inc. (a)	1,219	69,349
One Liberty Properties, Inc.	12	243
Parkway Properties, Inc.	15	267
Pebblebrook Hotel Trust (a)	4,146	119,032
Pennsylvania Real Estate Investment Trust	5,275	98,642
PennyMac Mortgage Investment Trust (a)	4,938	111,994
Potlatch Corp.	14	556
PS Business Parks, Inc.	645	48,130
Ramco-Gershenson Properties Trust (a)	26	401
Resource Capital Corp. (a)	18,058	107,264
Retail Opportunity Investments Corp. (a)	12,750	176,205
RLJ Lodging Trust	164	3,852
Rouse Properties, Inc. (a)	3,707	76,290
Ryman Hospitality Properties (a)	4,027	138,972
Saul Centers, Inc.	9	416
Select Income REIT (a)	15	387
STAG Industrial, Inc. (a)	17	342
Strategic Hotels & Resorts, Inc. (b)	7,964	69,128
Summit Hotel Properties, Inc.	215	1,976
Sunstone Hotel Investors, Inc. (a)	11,994	152,804

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Terreno Realty Corp. (a)	27	$480
UMH Properties, Inc. (a)	23	228
Universal Health Realty Income Trust (a)	69	2,889
Urstadt Biddle Properties, Inc. (Class A)	62	1,233
Washington Real Estate Investment Trust (a)	53	1,339
Whitestone REIT	18	265
Winthrop Realty Trust (a)	29	323

		1,700,333

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Kennedy-Wilson Holdings, Inc. (a)	195	3,619
Tejon Ranch Co. (a)(b)	12	370

		3,989

ROAD & RAIL — 0.2%
Heartland Express, Inc. (a)	299	4,243
Knight Transportation, Inc. (a)	23	380
Werner Enterprises, Inc. (a)	429	10,008

		14,631

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
ATMI, Inc. (a)(b)	232	6,153
Hittite Microwave Corp. (b)	1,703	111,291
Micrel, Inc.	344	3,134
Microsemi Corp. (a)(b)	3,457	83,832

		204,410

SOFTWARE — 1.2%
Blackbaud, Inc.	404	15,772
Mentor Graphics Corp.	17	397
Progress Software Corp. (b)	4,042	104,607

		120,776

SPECIALTY RETAIL — 0.3%
Pier 1 Imports, Inc. (a)	1,227	23,951
Rent-A-Center, Inc. (a)	35	1,334

		25,285

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Columbia Sportswear Co. (a)	12	723

THRIFTS & MORTGAGE FINANCE — 5.5%
Banc of California, Inc. (a)	20	277
Beneficial Mutual Bancorp, Inc. (a)(b)	38	379
Berkshire Hills Bancorp, Inc.	58	1,456
BofI Holding, Inc. (a)(b)	2,010	130,369
Brookline Bancorp, Inc. (a)	14,856	139,795
Capitol Federal Financial, Inc. (a)	15,964	198,432
Charter Financial Corp.	369	3,985
Dime Community Bancshares (a)	17	283
First Financial Northwest, Inc. (a)	4,245	44,275
Northfield Bancorp, Inc. (a)	598	7,260
Northwest Bancshares, Inc.	158	2,089
OceanFirst Financial Corp.	192	3,247
Oritani Financial Corp.	249	4,098
Provident Financial Services, Inc.	56	908
Rockville Financial, Inc.	327	4,251
TrustCo Bank Corp. NY (a)	200	1,192
United Financial Bancorp, Inc.	216	3,493

		545,789

TOBACCO — 3.5%
Universal Corp. (a)	3,078	156,762
Vector Group, Ltd. (a)	11,798	189,948

		346,710

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Aircastle, Ltd.	2,653	46,189
Applied Industrial Technologies, Inc.	2,375	122,312
Kaman Corp. (a)	965	36,535
Watsco, Inc.	499	47,041

		252,077

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	23	481

WATER UTILITIES — 0.2%
California Water Service Group (a)	179	3,638
Connecticut Water Service, Inc. (a)	113	3,634
Middlesex Water Co. (a)	562	12,021
SJW Corp. (a)	11	308

		19,601

TOTAL COMMON STOCKS —
(Cost $9,279,358)		9,908,335

SHORT TERM INVESTMENTS — 28.9%
MONEY MARKET FUNDS — 28.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,851,698	2,851,698
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	26,451	26,451

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,878,149)		2,878,149

TOTAL INVESTMENTS — 128.5% (g)
(Cost $12,157,507)		12,786,484
OTHER ASSETS & LIABILITIES — (28.5)%		(2,832,852)

NET ASSETS — 100.0%		$9,953,632

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
CAPITAL MARKETS — 5.1%
State Street Corp., 5.25% (a)(b)	79,337	$1,623,235
The Bank of New York Mellon Corp., 5.20% (a)	93,836	1,886,104
The Charles Schwab Corp., 6.00%	76,993	1,743,121
The Goldman Sachs Group, Inc., 6.50% (a)	92,513	2,352,606
The Goldman Sachs Group, Inc., 6.13% (a)	212,555	5,177,840

		12,782,906

COMMERCIAL BANKS — 28.2%
Barclays Bank PLC Series 2, 6.63% (a)	63,562	1,557,269
Barclays Bank PLC Series 3, 7.10% (a)	115,632	2,890,800
Barclays Bank PLC Series 4, 7.75% (a)	96,663	2,440,741
Barclays Bank PLC Series 5, 8.13% (a)	223,089	5,675,384
BB&T Corp., 5.85% (a)	92,596	1,988,036
BB&T Corp., 5.63% (a)	184,636	3,797,962
BB&T Corp., 5.20% (a)	72,035	1,396,759
BB&T Corp., 5.20% (a)	80,037	1,564,723
HSBC Holdings PLC, 8.13% (a)	117,207	3,009,876
HSBC Holdings PLC, 8.00% (a)	202,067	5,465,912
HSBC Holdings PLC, Series A, 6.20% (a)	77,435	1,908,773
HSBC USA, Inc. Series F, 3.50% (a)	27,863	504,878
HSBC USA, Inc. Series G, 4.00% (a)	19,771	409,062
Lloyds Banking Group PLC, 7.75% (a)	138,495	3,688,122
M&T Capital Trust IV, 8.50%	55,501	1,423,601
PNC Financial Services Group, Inc., 6.13%	240,538	6,071,179
PNC Financial Services Group, Inc., 5.38% (a)	77,383	1,693,914
UBS Preferred Funding Trust IV Series D, 0.88% (a)	48,331	707,566
US Bancorp Series B, 3.50% (a)	139,864	2,728,747
US Bancorp Series F, 6.50%	153,633	3,992,922
US Bancorp Series G, 6.00% (a)	151,526	4,082,110
US Bancorp Series H, 5.15% (a)	70,206	1,475,028
Wells Fargo & Co., 5.85%	148,304	3,540,016
Wells Fargo & Co., 5.25% (a)	53,552	1,153,510
Wells Fargo & Co., 5.20% (a)	65,004	1,366,384
Wells Fargo & Co., 5.13% (a)	55,736	1,158,194
Wells Fargo & Co. Series J, 8.00% (a)	184,947	5,243,247

		70,934,715

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Pitney Bowes, Inc., 6.70% (a)	68,031	1,680,366

CONSUMER FINANCE — 0.5%
HSBC Finance Corp., 6.36% (a)	30,961	734,705
HSBC USA, Inc. Series H, 6.50% (a)	20,125	483,402

		1,218,107

DIVERSIFIED FINANCIAL SERVICES — 18.9%
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	83,719	2,064,511
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	44,045	1,074,698
Deutsche Bank Capital Funding Trust X, 7.35%	59,093	1,491,507
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	58,726	1,454,643
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	143,881	3,735,151
Deutsche Bank Contingent Capital Trust V, 8.05%	100,869	2,687,150
General Electric Capital Corp., 4.88% (a)	132,605	2,889,463
General Electric Capital Corp., 4.88% (a)	101,788	2,238,318
General Electric Capital Corp., 4.70%	120,636	2,467,006
ING Groep NV, 8.50%	133,723	3,408,599
ING Groep NV, 7.38% (a)	100,644	2,517,106
ING Groep NV, 7.20% (a)	73,792	1,843,324
ING Groep NV, 7.05% (a)	53,799	1,330,449
ING Groep NV, 6.38% (a)	70,154	1,619,856
ING Groep NV, 6.20%	33,813	776,685
ING Groep NV, 6.13% (a)	47,339	1,081,696
JP Morgan Chase & Co., 5.50% (a)	185,103	3,979,715
JP Morgan Chase & Co. Series P, 5.45% (a)	132,409	2,820,312
JP Morgan Chase Capital XXIX, 6.70% (a)	220,472	5,604,398
KKR Financial Holdings LLC, 8.38% (a)	41,877	1,127,748
Raymond James Financial, Inc., 6.90% (a)	55,738	1,402,925

		47,615,260

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.9%
Qwest Corp., 7.50% (a)	92,515	2,328,602
Qwest Corp., 7.38%	105,357	2,638,139
Qwest Corp., 7.00% (a)	84,534	2,057,558
Qwest Corp., 7.00% (a)	64,027	1,538,569
Qwest Corp., 6.13% (a)	120,619	2,552,298
Telephone & Data Systems, 7.00%	47,541	1,180,443

		12,295,609

ELECTRIC UTILITIES — 5.7%
BGE Capital Trust II, 6.20% (a)	39,450	987,039
Duke Energy Corp., 5.13% (a)	79,366	1,655,575
FPL Group Capital Trust I, 5.88% (a)	48,023	1,156,394
NextEra Energy Capital Holdings, Inc., 8.75%	60,026	1,550,472
NextEra Energy Capital Holdings, Inc., 5.70% (a)	64,124	1,362,635
NextEra Energy Capital Holdings, Inc., 5.63% (a)	55,464	1,153,096
NextEra Energy Capital Holdings, Inc., 5.13% (a)	79,273	1,528,383
NextEra Energy Capital Holdings, Inc., 5.00% (a)	71,340	1,351,893
SCE Trust I, 5.63% (a)	75,540	1,552,347
SCE Trust II, 5.10% (a)	63,414	1,214,378
Tennessee Valley Authority Series A, 3.96% (a)	43,289	964,046

		14,476,258

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Tennessee Valley Authority Series D, 3.83%	51,812	1,151,781

INSURANCE — 18.1%
Aegon NV, 8.00% (a)	70,017	1,912,864

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value

Aegon NV, 7.25% (a)	140,190	$3,513,161
Aegon NV, 6.88% (a)	73,305	1,777,646
Aegon NV, 6.50% (a)	66,613	1,552,083
Aegon NV, 6.38%	133,466	3,096,411
Aegon NV Series 1, 4.00% (a)	33,867	697,999
Aflac, Inc., 5.50% (a)	80,581	1,759,083
Arch Capital Group, Ltd., 6.75% (a)	51,534	1,246,607
Aspen Insurance Holdings Ltd., 5.95% (a)	43,385	1,029,526
Aviva PLC, 8.25% (a)	64,027	1,772,908
Axis Capital Holdings Series C, 6.88%	63,428	1,507,684
MetLife, Inc. Series A, 4.00% (a)	96,566	2,221,018
MetLife, Inc. Series B, 6.50% (a)	240,549	5,987,265
PartnerRe Ltd., 5.88% (a)	39,428	832,325
PartnerRe, Ltd. Series E, 7.25%	59,313	1,492,315
Principal Financial Group, Inc. Series B, 6.52%	39,475	981,743
Protective Life Corp., 6.25% (a)	46,020	1,071,806
Prudential Financial, Inc., 5.75% (a)	92,596	1,992,666
Prudential Financial, Inc., 5.70% (a)	114,199	2,455,279
Prudential PLC, 6.75% (a)	39,447	976,708
Prudential PLC, 6.50% (a)	48,023	1,197,213
Reinsurance Group of America, Inc., 6.20% (a)	63,791	1,574,362
Renaissancere Holdings Ltd. Series E, 5.38%	44,021	859,730
The Allstate Corp., 5.63% (a)	45,710	1,065,043
The Allstate Corp., 5.10% (a)	80,037	1,856,858
WR Berkley Corp., 5.63% (a)	55,455	1,198,383

		45,628,686

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	120,589	2,655,370

MEDIA — 0.4%
Comcast Corp., 5.00% (a)	45,354	963,772

MULTI-UTILITIES — 2.2%
Dominion Resources, Inc. Series A, 8.38% (a)	109,208	2,848,144
DTE Energy Co., 6.50% (a)	45,318	1,114,823
Integrys Energy Group, Inc., 6.00%	64,027	1,557,137

		5,520,104

REAL ESTATE INVESTMENT TRUSTS — 12.8%
Digital Realty Trust, Inc. Series E, 7.00%	46,536	1,115,933
Digital Realty Trust, Inc. Series G, 5.88%	39,450	779,138
Health Care REIT, Inc. Series J, 6.50%	45,533	1,054,089
Hospitality Properties Trust Series J, 7.13% (a)	46,422	1,154,051
Kimco Realty Corp. Series I, 6.00% (a)	64,027	1,404,752
National Retail Properties, Inc., 5.70% (a)	46,020	906,134
National Retail Properties, Inc. Series D, 6.63%	45,554	1,045,464
PS Business Parks, Inc., 6.00%	55,429	1,168,998
Public Storage, 5.90%	74,164	1,690,198
Public Storage, 5.63% (a)	46,020	1,000,935
Public Storage, 5.38% (a)	78,902	1,660,098
Public Storage, 5.20% (a)	80,634	1,627,194
Public Storage Series Q, 6.50% (a)	59,510	1,499,652
Public Storage Series R, 6.35% (a)	78,036	1,921,246
Public Storage Series T, 5.75% (a)	74,024	1,665,540
Realty Income Corp. Series F, 6.63% (a)	64,833	1,570,904
Regency Centers Corp. Series 6, 6.63%	40,017	936,398
Senior Housing Properties Trust, 5.63% (a)	55,458	1,139,107
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	41,478	893,851
Vornado Realty LP, 7.88%	74,092	1,942,692
Vornado Realty Trust, 5.70% (a)	47,403	985,982
Vornado Realty Trust, 5.40% (a)	47,375	944,658
Vornado Realty Trust Series I, 6.63% (a)	43,727	1,064,315
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	119,656	3,119,432

		32,290,761

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95% (a)	54,747	1,322,688

TOTAL PREFERRED STOCKS —
(Cost $275,448,091)		250,536,383

SHORT TERM INVESTMENTS — 17.3%
MONEY MARKET FUNDS — 17.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	42,840,900	42,840,900
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	746,023	746,023

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,586,923)		43,586,923

TOTAL INVESTMENTS — 116.9% (f)
(Cost $319,035,014)		294,123,306
OTHER ASSETS & LIABILITIES — (16.9)%		(42,489,326)

NET ASSETS — 100.0%		$251,633,980

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.00%, 12/5/2013	$151,877,000	$151,874,254
0.01%, 12/12/2013	220,913,000	220,904,168
0.01%, 12/19/2013	151,877,000	151,872,006
0.01%, 12/26/2013	151,877,000	151,873,373
0.02%, 11/14/2013	218,151,000	218,142,994
0.02%, 11/21/2013	151,877,000	151,872,701
0.02%, 11/29/2013	151,877,000	151,874,509
0.03%, 11/7/2013	149,116,000	149,111,404
0.04%, 10/31/2013	149,116,000	149,112,269

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,499,240,156)		1,496,637,678

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b) (Cost $814,784)	814,784	814,784

TOTAL INVESTMENTS — 100.0% (c)
(Cost $1,500,054,940)		1,497,452,462
OTHER ASSETS & LIABILITIES — 0.0% (d)		(106,723)

NET ASSETS — 100.0%		$1,497,345,739

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds
0.63%, 2/15/2043 (a)	$11,016,593	$9,045,615
0.75%, 2/15/2042	16,203,469	13,886,859
1.75%, 1/15/2028 (a)	11,814,749	13,243,624
2.00%, 1/15/2026 (a)	15,951,965	18,424,520
2.13%, 2/15/2040	11,112,273	13,171,488
2.13%, 2/15/2041	17,339,948	20,564,137
2.38%, 1/15/2025	23,517,052	28,095,587
2.38%, 1/15/2027 (a)	12,938,431	15,586,798
2.50%, 1/15/2029	10,433,918	12,833,719
3.38%, 4/15/2032 (a)	4,470,519	6,262,214
3.63%, 4/15/2028 (a)	16,426,896	22,720,369
3.88%, 4/15/2029	18,774,875	26,933,122
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	27,517,393	28,248,255
0.13%, 4/15/2017 (a)	30,967,653	31,954,902
0.13%, 4/15/2018	23,284,394	23,997,363
0.13%, 1/15/2022	28,875,250	28,523,260
0.13%, 7/15/2022 (a)	28,224,454	27,818,586
0.13%, 1/15/2023	28,119,423	27,359,355
0.38%, 7/15/2023 (a)	19,047,436	18,958,104
0.50%, 4/15/2015	15,511,910	15,856,119
0.63%, 7/15/2021 (a)	25,174,650	26,224,937
1.13%, 1/15/2021	26,543,295	28,592,171
1.25%, 7/15/2020 (a)	23,504,435	25,733,595
1.38%, 7/15/2018 (a)	10,992,817	12,083,525
1.38%, 1/15/2020	13,890,546	15,244,874
1.63%, 1/15/2015 (a)	15,427,666	15,958,069
1.63%, 1/15/2018 (a)	12,402,364	13,640,616
1.88%, 7/15/2015 (a)	13,835,910	14,609,891
1.88%, 7/15/2019	11,261,840	12,759,327
2.00%, 1/15/2016 (a)	13,559,291	14,506,272
2.13%, 1/15/2019	10,882,174	12,361,497
2.38%, 1/15/2017	13,540,757	15,026,043
2.50%, 7/15/2016 (a)	15,677,639	17,309,054
2.63%, 7/15/2017 (a)	10,693,637	12,147,330

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $640,395,589)		639,681,197

	Shares
SHORT TERM INVESTMENTS — 16.7%
MONEY MARKET FUNDS — 16.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	107,146,476	107,146,476
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	174,779	174,779

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $107,321,255)		107,321,255

TOTAL INVESTMENTS — 116.4% (f)
(Cost $747,716,844)		747,002,452
OTHER ASSETS & LIABILITIES — (16.4)%		(105,089,010)

NET ASSETS — 100.0%		$641,913,442

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$610,627	$626,845
0.13%, 4/15/2017	688,033	709,968
0.13%, 4/15/2018	517,386	533,228
0.13%, 1/15/2022	640,915	633,103
0.13%, 7/15/2022 (a)	626,736	617,724
0.13%, 1/15/2023	624,404	607,526
0.38%, 7/15/2023 (a)	422,585	420,603
0.50%, 4/15/2015 (a)	344,925	352,579
0.63%, 7/15/2021	558,630	581,936
1.13%, 1/15/2021 (a)	589,448	634,947
1.25%, 7/15/2020	521,631	571,102
1.38%, 7/15/2018 (a)	243,732	267,915
1.38%, 1/15/2020	308,943	339,065
1.63%, 1/15/2015	337,645	349,253
1.63%, 1/15/2018	275,410	302,907
1.88%, 7/15/2015 (a)	307,438	324,636
1.88%, 7/15/2019 (a)	250,531	283,844
2.00%, 1/15/2016 (a)	301,291	322,333
2.13%, 1/15/2019	241,536	274,370
2.38%, 1/15/2017	301,163	334,197
2.50%, 7/15/2016	348,160	384,390
2.63%, 7/15/2017	237,812	270,140

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $9,956,367)		9,742,611

	Shares
SHORT TERM INVESTMENTS — 16.3%
MONEY MARKET FUNDS — 16.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,579,495	1,579,495
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	10,829	10,829

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,590,324)		1,590,324

TOTAL INVESTMENTS — 116.0% (f)
(Cost $11,546,691)		11,332,935
OTHER ASSETS & LIABILITIES — (16.0)%		(1,562,033)

NET ASSETS — 100.0%		$9,770,902

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016	$91,000	$107,020
7.50%, 11/15/2016 (a)	70,000	84,675
8.75%, 5/15/2017	35,000	44,805
8.88%, 8/15/2017	35,000	45,524
9.13%, 5/15/2018	15,000	20,338
9.25%, 2/15/2016	21,000	25,371
9.88%, 11/15/2015	21,000	25,228
10.63%, 8/15/2015	14,000	16,697
11.25%, 2/15/2015	42,000	48,346
Treasury Notes
0.13%, 12/31/2014 (a)	175,000	174,920
0.13%, 4/30/2015	190,000	189,652
0.25%, 10/31/2014 (a)	175,000	175,198
0.25%, 11/30/2014 (a)	140,000	140,154
0.25%, 12/15/2014	196,000	196,206
0.25%, 1/15/2015	161,000	161,153
0.25%, 1/31/2015 (a)	200,000	200,190
0.25%, 2/15/2015	175,000	175,133
0.25%, 2/28/2015	175,000	175,117
0.25%, 3/31/2015	175,000	175,086
0.25%, 5/15/2015	200,000	199,984
0.25%, 5/31/2015	175,000	174,967
0.25%, 7/15/2015 (a)	175,000	174,874
0.25%, 7/31/2015	182,000	181,862
0.25%, 8/15/2015	155,000	154,845
0.25%, 9/15/2015	175,000	174,753
0.25%, 9/30/2015	175,000	174,740
0.25%, 10/15/2015	140,000	139,740
0.25%, 12/15/2015	175,000	174,510
0.25%, 4/15/2016	175,000	173,988
0.25%, 5/15/2016	175,000	173,829
0.38%, 11/15/2014 (a)	162,000	162,399
0.38%, 3/15/2015	175,000	175,420
0.38%, 4/15/2015	175,000	175,380
0.38%, 6/15/2015 (a)	161,000	161,283
0.38%, 6/30/2015	175,000	175,299
0.38%, 8/31/2015	175,000	175,201
0.38%, 11/15/2015	140,000	140,025
0.38%, 1/15/2016	175,000	174,879
0.38%, 2/15/2016	140,000	139,847
0.38%, 3/15/2016	155,000	154,721
0.50%, 10/15/2014 (a)	182,000	182,690
0.50%, 6/15/2016	155,000	154,840
0.50%, 7/31/2017	175,000	171,714
0.63%, 7/15/2016	175,000	175,235
0.63%, 8/15/2016 (a)	150,000	150,078
0.63%, 5/31/2017	175,000	173,066
0.63%, 8/31/2017	175,000	172,296
0.63%, 9/30/2017 (a)	140,000	137,623
0.63%, 11/30/2017	175,000	171,446
0.63%, 4/30/2018 (a)	175,000	170,116
0.75%, 6/30/2017	175,000	173,624
0.75%, 10/31/2017	175,000	172,606
0.75%, 12/31/2017	210,000	206,461
0.75%, 2/28/2018	175,000	171,612
0.75%, 3/31/2018	175,000	171,294
0.88%, 9/15/2016	150,000	149,892
0.88%, 11/30/2016	182,000	182,817
0.88%, 12/31/2016	189,000	189,648
0.88%, 1/31/2017	175,000	175,413
0.88%, 2/28/2017	196,000	196,267
0.88%, 4/30/2017	140,000	139,899
0.88%, 1/31/2018	140,000	138,193
1.00%, 8/31/2016	168,000	169,782
1.00%, 9/30/2016	168,000	169,735
1.00%, 10/31/2016	203,000	204,894
1.00%, 3/31/2017	210,000	210,976
1.00%, 5/31/2018	155,000	153,018
1.25%, 8/31/2015	175,000	178,134
1.25%, 9/30/2015 (a)	210,000	213,872
1.25%, 10/31/2015	175,000	178,255
1.38%, 11/30/2015	175,000	178,756
1.38%, 6/30/2018	175,000	175,478
1.38%, 7/31/2018 (a)	175,000	175,318
1.38%, 9/30/2018	300,000	299,784
1.50%, 6/30/2016	182,000	186,637
1.50%, 7/31/2016	168,000	172,240
1.50%, 8/31/2018 (a)	250,000	251,695
1.75%, 7/31/2015 (a)	189,000	193,997
1.75%, 5/31/2016	99,000	102,170
1.88%, 6/30/2015	161,000	165,461
1.88%, 8/31/2017 (a)	175,000	180,694
1.88%, 9/30/2017	140,000	144,481
1.88%, 10/31/2017	105,000	108,288
2.00%, 1/31/2016	168,000	174,167
2.00%, 4/30/2016	154,000	159,955
2.13%, 11/30/2014	231,000	236,288
2.13%, 5/31/2015	189,000	194,857
2.13%, 12/31/2015	168,000	174,512
2.13%, 2/29/2016	105,000	109,270
2.25%, 1/31/2015 (a)	238,000	244,540
2.25%, 3/31/2016 (a)	105,000	109,685
2.25%, 11/30/2017	105,000	109,824
2.25%, 7/31/2018	35,000	36,499
2.38%, 10/31/2014	224,000	229,372
2.38%, 2/28/2015	266,000	274,148
2.38%, 3/31/2016 (a)	105,000	109,991
2.38%, 7/31/2017	105,000	110,435
2.38%, 5/31/2018	70,000	73,473
2.38%, 6/30/2018	70,000	73,452
2.50%, 3/31/2015	218,000	225,438
2.50%, 4/30/2015	210,000	217,489
2.50%, 6/30/2017	140,000	148,004
2.63%, 12/31/2014	245,000	252,502
2.63%, 2/29/2016 (a)	84,000	88,414
2.63%, 4/30/2016	91,000	95,975
2.63%, 1/31/2018	70,000	74,275
2.63%, 4/30/2018 (a)	50,000	53,060
2.75%, 11/30/2016 (a)	147,000	156,276
2.75%, 5/31/2017 (a)	70,000	74,640
2.75%, 12/31/2017	84,000	89,634
2.75%, 2/28/2018	70,000	74,698
2.88%, 3/31/2018	70,000	75,050
3.00%, 8/31/2016	154,000	164,551
3.00%, 9/30/2016	126,000	134,749
3.00%, 2/28/2017	105,000	112,707
3.13%, 10/31/2016	175,000	187,980
3.13%, 1/31/2017 (a)	161,000	173,371
3.13%, 4/30/2017	85,000	91,703
3.25%, 5/31/2016	77,000	82,540

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.25%, 6/30/2016	$112,000	$120,232
3.25%, 7/31/2016	154,000	165,513
3.25%, 12/31/2016	126,000	136,066
3.25%, 3/31/2017	140,000	151,536
3.50%, 2/15/2018	140,000	153,811
3.88%, 5/15/2018	70,000	78,273
4.00%, 2/15/2015	175,000	184,114
4.00%, 8/15/2018	75,000	84,593
4.13%, 5/15/2015	147,000	156,208
4.25%, 11/15/2014	147,000	153,747
4.25%, 8/15/2015	168,000	180,372
4.25%, 11/15/2017 (a)	105,000	118,378
4.50%, 11/15/2015 (a)	140,000	152,242
4.50%, 2/15/2016	133,000	145,796
4.50%, 5/15/2017	91,000	102,645
4.63%, 11/15/2016	126,000	141,278
4.63%, 2/15/2017	91,000	102,533
4.75%, 8/15/2017	70,000	80,006
4.88%, 8/15/2016	112,000	125,612
5.13%, 5/15/2016	98,000	109,820

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $20,846,745)		20,890,153

	Shares
SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,780,765	1,780,765
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	96,688	96,688

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,877,453)		1,877,453

TOTAL INVESTMENTS — 108.3% (f)
(Cost $22,724,198)		22,767,606
OTHER ASSETS & LIABILITIES — (8.3)%		(1,745,647)

NET ASSETS — 100.0%		$21,021,959

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
6.25%, 8/15/2023	$250,000	$330,920
7.13%, 2/15/2023	223,000	310,443
7.25%, 5/15/2016 (a)	431,000	506,873
7.25%, 8/15/2022	210,000	292,454
7.50%, 11/15/2016 (a)	279,000	337,492
7.63%, 11/15/2022 (a)	186,000	265,971
7.88%, 2/15/2021 (a)	142,000	199,085
8.00%, 11/15/2021	354,000	506,602
8.13%, 8/15/2019	323,000	441,021
8.13%, 5/15/2021 (a)	64,000	91,308
8.13%, 8/15/2021 (a)	64,000	91,811
8.50%, 2/15/2020 (a)	142,000	199,879
8.75%, 5/15/2017	220,000	281,631
8.75%, 5/15/2020	120,000	172,084
8.75%, 8/15/2020	219,000	316,157
8.88%, 8/15/2017	146,000	189,901
8.88%, 2/15/2019 (a)	220,000	304,588
9.00%, 11/15/2018 (a)	172,000	236,954
9.13%, 5/15/2018	235,000	318,629
9.25%, 2/15/2016	169,000	204,176
9.88%, 11/15/2015	199,000	239,061
10.63%, 8/15/2015	123,000	146,695
11.25%, 2/15/2015	380,000	437,414
Treasury Notes
0.13%, 12/31/2014 (a)	928,000	927,573
0.13%, 4/30/2015	1,206,000	1,203,793
0.25%, 10/31/2014 (a)	928,000	929,049
0.25%, 11/30/2014 (a)	1,068,000	1,069,175
0.25%, 12/15/2014 (a)	722,000	722,758
0.25%, 1/15/2015 (a)	741,000	741,704
0.25%, 1/31/2015 (a)	1,104,000	1,105,049
0.25%, 2/15/2015	1,148,000	1,148,872
0.25%, 2/28/2015	896,000	896,600
0.25%, 3/31/2015	928,000	928,455
0.25%, 5/15/2015	1,184,000	1,183,905
0.25%, 5/31/2015	1,206,000	1,205,771
0.25%, 7/15/2015 (a)	995,000	994,284
0.25%, 7/31/2015	1,218,000	1,217,074
0.25%, 8/15/2015	630,000	629,370
0.25%, 9/15/2015	928,000	926,692
0.25%, 9/30/2015	1,000,000	998,516
0.25%, 10/15/2015	928,000	926,274
0.25%, 12/15/2015	928,000	925,402
0.25%, 4/15/2016	928,000	922,636
0.25%, 5/15/2016	1,114,000	1,106,547
0.38%, 11/15/2014	737,000	738,813
0.38%, 3/15/2015	1,038,000	1,040,491
0.38%, 4/15/2015	1,254,000	1,256,721
0.38%, 6/15/2015 (a)	979,000	980,723
0.38%, 6/30/2015	896,000	897,532
0.38%, 8/31/2015	900,000	901,035
0.38%, 11/15/2015	928,000	928,167
0.38%, 1/15/2016	896,000	895,382
0.38%, 2/15/2016 (a)	896,000	895,023
0.38%, 3/15/2016	928,000	926,330
0.50%, 10/15/2014 (a)	737,000	739,793
0.50%, 6/15/2016	732,000	731,246
0.50%, 7/31/2017	698,000	684,892
0.63%, 7/15/2016	814,000	815,091
0.63%, 8/15/2016 (a)	900,000	900,468
0.63%, 5/31/2017	790,000	781,270
0.63%, 8/31/2017	630,000	620,266
0.63%, 9/30/2017 (a)	814,000	800,178
0.63%, 11/30/2017	650,000	636,798
0.63%, 4/30/2018 (a)	882,000	857,383
0.75%, 6/30/2017	976,000	968,329
0.75%, 10/31/2017	696,000	686,479
0.75%, 12/31/2017	790,000	776,689
0.75%, 2/28/2018	896,000	878,653
0.75%, 3/31/2018	928,000	908,345
0.88%, 9/15/2016	1,000,000	1,007,300
0.88%, 11/30/2016	1,087,000	1,091,881
0.88%, 12/31/2016	827,000	829,837
0.88%, 1/31/2017	968,000	970,284
0.88%, 2/28/2017	766,000	767,042
0.88%, 4/30/2017	790,000	789,431
0.88%, 1/31/2018	763,000	753,150
0.88%, 7/31/2019	420,000	400,978
1.00%, 8/31/2016	1,087,000	1,098,533
1.00%, 9/30/2016	739,000	746,634
1.00%, 10/31/2016	739,000	745,895
1.00%, 3/31/2017	1,003,000	1,007,664
1.00%, 5/31/2018	742,000	732,510
1.00%, 6/30/2019	482,000	464,532
1.00%, 8/31/2019	630,000	604,579
1.00%, 9/30/2019	650,000	622,648
1.00%, 11/30/2019 (a)	650,000	620,028
1.13%, 5/31/2019 (a)	510,000	496,103
1.13%, 12/31/2019 (a)	836,000	801,582
1.13%, 3/31/2020	742,000	707,111
1.13%, 4/30/2020	836,000	794,810
1.25%, 8/31/2015	1,055,000	1,073,895
1.25%, 9/30/2015 (a)	1,043,000	1,062,233
1.25%, 10/31/2015	1,062,000	1,081,753
1.25%, 1/31/2019 (a)	594,000	586,623
1.25%, 4/30/2019	395,000	387,795
1.25%, 10/31/2019 (a)	377,000	366,108
1.25%, 2/29/2020	716,000	689,179
1.38%, 11/30/2015	1,096,000	1,119,520
1.38%, 6/30/2018	814,000	816,222
1.38%, 7/31/2018	814,000	815,481
1.38%, 9/30/2018	733,000	732,472
1.38%, 11/30/2018 (a)	407,000	405,795
1.38%, 12/31/2018 (a)	507,000	504,648
1.38%, 2/28/2019	380,000	377,112
1.38%, 1/31/2020	672,000	653,258
1.38%, 5/31/2020	696,000	671,605
1.50%, 6/30/2016	1,054,000	1,080,856
1.50%, 7/31/2016	1,087,000	1,114,436
1.50%, 8/31/2018 (a)	1,354,000	1,363,180
1.50%, 3/31/2019	380,000	378,868
1.63%, 8/15/2022	1,348,000	1,255,743
1.63%, 11/15/2022	1,601,000	1,482,238
1.75%, 7/31/2015	909,000	933,034
1.75%, 5/31/2016	813,000	839,032
1.75%, 10/31/2018 (a)	455,000	462,658
1.75%, 5/15/2022	1,205,000	1,141,243
1.75%, 5/15/2023	1,660,000	1,538,156
1.88%, 6/30/2015	904,000	929,050
1.88%, 8/31/2017 (a)	950,000	980,913

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.88%, 9/30/2017	$804,000	$829,736
1.88%, 10/31/2017	807,000	832,267
1.88%, 6/30/2020	568,000	565,416
2.00%, 1/31/2016	955,000	990,058
2.00%, 4/30/2016 (a)	726,000	754,074
2.00%, 7/31/2020 (a)	650,000	651,631
2.00%, 9/30/2020	1,000,000	998,950
2.00%, 11/15/2021 (a)	1,247,000	1,218,718
2.00%, 2/15/2022 (a)	1,026,000	997,293
2.00%, 2/15/2023	1,830,000	1,742,929
2.13%, 11/30/2014	1,376,000	1,407,497
2.13%, 5/31/2015	1,152,000	1,187,700
2.13%, 12/31/2015	1,026,000	1,065,768
2.13%, 2/29/2016 (a)	507,000	527,620
2.13%, 8/31/2020 (a)	750,000	756,645
2.13%, 8/15/2021	1,224,000	1,213,694
2.25%, 1/31/2015 (a)	976,000	1,002,820
2.25%, 3/31/2016 (a)	724,000	756,305
2.25%, 11/30/2017	617,000	645,345
2.25%, 7/31/2018	331,000	345,180
2.38%, 10/31/2014	1,296,000	1,327,078
2.38%, 2/28/2015	1,462,000	1,506,781
2.38%, 3/31/2016 (a)	466,000	488,149
2.38%, 7/31/2017	819,000	861,392
2.38%, 5/31/2018	484,000	508,011
2.38%, 6/30/2018	482,000	505,767
2.50%, 3/31/2015	1,464,000	1,513,952
2.50%, 4/30/2015	1,198,000	1,240,721
2.50%, 6/30/2017	585,000	618,444
2.50%, 8/15/2023 (a)	600,000	593,862
2.63%, 12/31/2014	1,259,000	1,297,551
2.63%, 2/29/2016 (a)	363,000	382,076
2.63%, 4/30/2016	367,000	387,064
2.63%, 1/31/2018	424,000	449,894
2.63%, 4/30/2018 (a)	577,000	612,307
2.63%, 8/15/2020 (a)	1,084,000	1,131,414
2.63%, 11/15/2020	1,753,000	1,823,120
2.75%, 11/30/2016	941,000	1,000,377
2.75%, 5/31/2017 (a)	655,000	698,413
2.75%, 12/31/2017	612,000	653,047
2.75%, 2/28/2018	526,000	561,305
2.75%, 2/15/2019	867,000	922,540
2.88%, 3/31/2018 (a)	522,000	559,657
3.00%, 8/31/2016	785,000	838,780
3.00%, 9/30/2016	570,000	609,581
3.00%, 2/28/2017	491,000	527,039
3.13%, 10/31/2016	588,000	631,612
3.13%, 1/31/2017 (a)	940,000	1,012,229
3.13%, 4/30/2017	654,000	705,574
3.13%, 5/15/2019	869,000	941,744
3.13%, 5/15/2021	1,032,000	1,102,940
3.25%, 5/31/2016	336,000	360,175
3.25%, 6/30/2016	692,000	742,862
3.25%, 7/31/2016	631,000	678,174
3.25%, 12/31/2016	658,000	710,568
3.25%, 3/31/2017	573,000	620,215
3.38%, 11/15/2019 (a)	1,104,000	1,211,154
3.50%, 2/15/2018	737,000	809,705
3.50%, 5/15/2020 (a)	801,000	883,463
3.63%, 8/15/2019	843,000	935,814
3.63%, 2/15/2020	1,261,000	1,400,984
3.63%, 2/15/2021	1,300,000	1,438,463
3.75%, 11/15/2018 (a)	881,000	983,108
3.88%, 5/15/2018	429,000	479,699
4.00%, 2/15/2015	976,000	1,026,830
4.00%, 8/15/2018 (a)	323,000	364,315
4.13%, 5/15/2015	662,000	703,468
4.25%, 11/15/2014	520,000	543,868
4.25%, 8/15/2015	947,000	1,016,737
4.25%, 11/15/2017 (a)	460,000	518,609
4.50%, 11/15/2015 (a)	715,000	777,520
4.50%, 2/15/2016	628,000	688,420
4.50%, 5/15/2017	464,000	523,378
4.63%, 11/15/2016	719,000	806,179
4.63%, 2/15/2017	388,000	437,175
4.75%, 8/15/2017	437,000	499,469
4.88%, 8/15/2016	559,000	626,941
5.13%, 5/15/2016	419,000	469,536

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $152,330,663)		154,031,279

	Shares
SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	20,197,220	20,197,220
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	227,939	227,939

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $20,425,159)		20,425,159

TOTAL INVESTMENTS — 112.4% (f)
(Cost $172,755,822)		174,456,438
OTHER ASSETS & LIABILITIES — (12.4)%		(19,284,160)

NET ASSETS — 100.0%		$155,172,278

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
2.75%, 8/15/2042	$3,004,000	$2,490,466
2.75%, 11/15/2042 (a)	3,194,000	2,643,865
2.88%, 5/15/2043 (a)	3,537,000	3,002,630
3.00%, 5/15/2042	2,005,000	1,757,042
3.13%, 11/15/2041	2,605,000	2,349,215
3.13%, 2/15/2042	2,587,000	2,329,154
3.13%, 2/15/2043	3,323,000	2,977,840
3.50%, 2/15/2039	1,200,000	1,176,972
3.63%, 8/15/2043 (a)	2,350,000	2,323,022
3.75%, 8/15/2041	1,851,000	1,881,597
3.88%, 8/15/2040	1,874,000	1,952,727
4.25%, 5/15/2039	1,000,000	1,110,470
4.25%, 11/15/2040	1,973,000	2,186,814
4.38%, 2/15/2038 (a)	616,000	697,380
4.38%, 11/15/2039	1,643,000	1,860,007
4.38%, 5/15/2040	2,033,000	2,299,913
4.38%, 5/15/2041	1,506,000	1,702,397
4.50%, 2/15/2036	1,266,000	1,462,306
4.50%, 5/15/2038	960,000	1,107,226
4.50%, 8/15/2039 (a)	1,207,000	1,393,409
4.63%, 2/15/2040	1,891,000	2,224,156
4.75%, 2/15/2037	464,000	554,392
4.75%, 2/15/2041 (a)	1,658,000	1,986,931
5.00%, 5/15/2037	532,000	657,228
5.25%, 11/15/2028 (a)	712,000	890,007
5.25%, 2/15/2029 (a)	638,000	797,449
5.38%, 2/15/2031 (a)	1,143,000	1,457,405
5.50%, 8/15/2028 (a)	541,000	692,253
6.00%, 2/15/2026 (a)	731,000	966,835
6.13%, 11/15/2027 (a)	955,000	1,289,164
6.13%, 8/15/2029 (a)	390,000	532,373
6.25%, 5/15/2030 (a)	767,000	1,064,757
6.38%, 8/15/2027	406,000	559,135
6.50%, 11/15/2026	424,000	587,134
6.63%, 2/15/2027 (a)	376,000	526,780
6.75%, 8/15/2026 (a)	332,000	468,037
6.88%, 8/15/2025 (a)	416,000	586,290
7.50%, 11/15/2024 (a)	414,000	604,713
7.63%, 2/15/2025 (a)	351,000	518,416

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $62,805,350)		55,667,907

	Shares
SHORT TERM INVESTMENTS — 18.6%
MONEY MARKET FUNDS — 18.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,448,176	10,448,176
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	5,134	5,134

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $10,453,310)		10,453,310

TOTAL INVESTMENTS — 117.7% (f)
(Cost $73,258,660)		66,121,217
OTHER ASSETS & LIABILITIES — (17.7)%		(9,921,059)

NET ASSETS — 100.0%		$56,200,158

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments.)

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 99.0%
AEROSPACE & DEFENSE — 0.5%
General Dynamics Corp.:
1.38%, 1/15/2015 (a)	$3,013,000	$3,047,742
2.25%, 7/15/2016	1,500,000	1,552,469
Lockheed Martin Corp.:
2.13%, 9/15/2016	450,000	461,715
7.65%, 5/1/2016	250,000	288,292
Precision Castparts Corp. 0.70%, 12/20/2015	1,500,000	1,495,835
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,065,516
The Boeing Co. 3.50%, 2/15/2015 (a)	3,255,000	3,387,152
United Technologies Corp. 4.88%, 5/1/2015	5,675,000	6,054,245

		17,352,966

AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 10/1/2014 (a)	1,620,000	1,687,070

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.50%, 1/15/2016 (a)	2,473,000	2,707,887

AUTOMOBILES — 0.1%
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	52,185
PACCAR Financial Corp.:
0.75%, 8/14/2015	2,010,000	2,010,876
0.80%, 2/8/2016	1,000,000	993,618
1.05%, 6/5/2015 (a)	1,000,000	1,001,219

		4,057,898

BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc. 0.80%, 1/15/2016 (a)	4,400,000	4,397,469
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	8,500,000	8,530,734
2.88%, 2/15/2016	800,000	837,665
3.63%, 4/15/2015	1,724,000	1,801,687
4.13%, 1/15/2015 (a)	6,389,000	6,679,669
5.38%, 11/15/2014	7,625,000	8,042,511
Beam, Inc. 5.38%, 1/15/2016	2,213,000	2,408,049
Brown-Forman Corp. 2.50%, 1/15/2016	1,066,000	1,102,693
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	3,025,000	3,092,132
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,168,362
Diageo Capital PLC:
0.63%, 4/29/2016 (a)	4,835,000	4,798,090
5.50%, 9/30/2016	250,000	281,749
Diageo Finance BV:
3.25%, 1/15/2015	2,850,000	2,945,818
5.30%, 10/28/2015	700,000	763,529
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016 (a)	2,400,000	2,487,656
PepsiCo, Inc.:
0.70%, 8/13/2015	4,475,000	4,481,096
0.70%, 2/26/2016 (a)	2,437,000	2,429,745
0.75%, 3/5/2015	3,500,000	3,506,136
2.50%, 5/10/2016 (a)	5,500,000	5,708,194
3.10%, 1/15/2015 (a)	4,625,000	4,774,637
The Coca-Cola Co.:
0.75%, 3/13/2015 (a)	3,500,000	3,508,759
1.50%, 11/15/2015 (a)	3,325,000	3,389,676
1.80%, 9/1/2016	7,350,000	7,545,274

		86,681,330

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.88%, 11/15/2014	4,688,000	4,750,699
2.30%, 6/15/2016 (a)	3,622,000	3,730,136
4.85%, 11/18/2014 (a)	5,000,000	5,237,500
Celgene Corp. 2.45%, 10/15/2015	2,025,000	2,080,941
Genentech, Inc. 4.75%, 7/15/2015	4,882,000	5,225,911
Genzyme Corp. 3.63%, 6/15/2015	3,500,000	3,680,810
Gilead Sciences, Inc. 2.40%, 12/1/2014	4,350,000	4,434,402
Life Technologies Corp.:
3.50%, 1/15/2016	2,660,000	2,765,450
4.40%, 3/1/2015	2,750,000	2,868,208

		34,774,057

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,000,000	2,109,526
6.00%, 9/30/2016	6,350,000	7,149,498

		9,259,024

CAPITAL MARKETS — 6.7%
BlackRock, Inc.:
1.38%, 6/1/2015	2,000,000	2,024,779
3.50%, 12/10/2014 (a)	6,150,000	6,370,671
BNY Mellon NA:
4.75%, 12/15/2014	750,000	788,479
5.45%, 4/1/2016 (a)	1,508,000	1,660,456
Deutsche Bank Financial LLC 5.38%, 3/2/2015 (a)	3,500,000	3,668,156
HSBC Finance Capital Trust IX 5.91%, 11/30/2035	2,870,000	2,905,875
Jefferies Group LLC:
3.88%, 11/9/2015	3,000,000	3,120,011
5.50%, 3/15/2016	1,500,000	1,613,001
Morgan Stanley:
1.75%, 2/25/2016 (a)	7,509,000	7,530,904
3.45%, 11/2/2015	7,000,000	7,260,716
3.80%, 4/29/2016	10,300,000	10,809,766
4.00%, 7/24/2015	5,582,000	5,822,878
4.10%, 1/26/2015	10,262,000	10,619,188
4.20%, 11/20/2014 (a)	5,500,000	5,687,062
5.38%, 10/15/2015	11,135,000	11,957,031
5.45%, 1/9/2017	1,000,000	1,100,702
6.00%, 4/28/2015	11,600,000	12,413,794
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	4,570,000	4,754,126
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	4,250,000	4,243,369

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

0.70%, 3/4/2016	$3,250,000	$3,228,603
1.20%, 2/20/2015	4,270,000	4,301,727
2.30%, 7/28/2016 (a)	615,000	635,898
3.10%, 1/15/2015 (a)	1,400,000	1,443,460
4.95%, 3/15/2015	3,587,000	3,795,170
The Bear Stearns Cos. LLC 5.70%, 11/15/2014 (a)	7,750,000	8,179,954
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	999,430
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	6,790,000	6,836,296
3.30%, 5/3/2015	13,500,000	13,949,873
3.63%, 2/7/2016	17,850,000	18,775,232
3.70%, 8/1/2015	12,965,000	13,532,420
5.00%, 10/1/2014 (a)	5,790,000	6,036,098
5.13%, 1/15/2015 (a)	11,850,000	12,462,251
5.35%, 1/15/2016 (a)	11,000,000	11,955,542
5.50%, 11/15/2014	6,489,000	6,826,999

		217,309,917

CHEMICALS — 1.5%
Airgas, Inc.:
3.25%, 10/1/2015	1,000,000	1,038,224
4.50%, 9/15/2014	5,124,000	5,305,274
Albemarle Corp. 5.10%, 2/1/2015	1,500,000	1,580,689
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,538,166
2.75%, 4/1/2016	2,290,000	2,393,028
3.25%, 1/15/2015	4,580,000	4,739,998
4.75%, 3/15/2015	3,284,000	3,480,478
5.25%, 12/15/2016	600,000	676,679
Eastman Chemical Co. 3.00%, 12/15/2015	1,655,000	1,721,606
Ecolab, Inc.:
1.00%, 8/9/2015 (a)	2,873,000	2,878,457
2.38%, 12/8/2014 (a)	4,000,000	4,075,329
3.00%, 12/8/2016	450,000	471,990
Lubrizol Corp. 5.50%, 10/1/2014	84,000	88,248
Monsanto Co. 2.75%, 4/15/2016	500,000	522,197
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	2,542,000	2,678,520
Praxair, Inc.:
0.75%, 2/21/2016 (a)	2,945,000	2,935,595
3.25%, 9/15/2015	660,000	692,809
4.63%, 3/30/2015	2,250,000	2,387,348
5.25%, 11/15/2014	2,250,000	2,368,749
The Dow Chemical Co. 2.50%, 2/15/2016	3,500,000	3,612,291
The Sherwin-Williams Co. 3.13%, 12/15/2014	2,280,000	2,348,299

		47,533,974

COMMERCIAL BANKS — 17.6%
Abbey National Treasury Services PLC 4.00%, 4/27/2016 (a)	4,100,000	4,349,594
American Express Centurion Bank 0.88%, 11/13/2015	3,250,000	3,249,898
Associated Banc-Corp. 5.13%, 3/28/2016	1,400,000	1,501,523
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016 (a)	7,195,000	7,182,349
Bancolombia SA 4.25%, 1/12/2016 (a)	2,500,000	2,581,500
Bank of Montreal:
0.80%, 11/6/2015	4,850,000	4,847,335
1.30%, 7/15/2016 (a)	6,207,000	6,236,657
Bank of Nova Scotia:
0.75%, 10/9/2015	6,112,000	6,102,651
0.95%, 3/15/2016	2,000,000	1,996,354
1.38%, 7/15/2016	4,500,000	4,530,741
1.85%, 1/12/2015	4,947,000	5,014,522
2.05%, 10/7/2015	5,000,000	5,117,039
2.55%, 1/12/2017 (a)	500,000	516,090
2.90%, 3/29/2016	5,850,000	6,104,660
3.40%, 1/22/2015	11,205,000	11,586,843
Bank One Corp. 4.90%, 4/30/2015	2,500,000	2,647,355
Barclays Bank PLC:
2.75%, 2/23/2015 (a)	6,550,000	6,710,470
3.90%, 4/7/2015 (a)	5,500,000	5,745,739
5.00%, 9/22/2016	10,199,000	11,257,222
BB&T Corp.:
3.20%, 3/15/2016	5,000,000	5,238,835
3.95%, 4/29/2016	2,742,000	2,932,432
5.20%, 12/23/2015	3,000,000	3,254,203
BBVA US Senior SAU 4.66%, 10/9/2015	10,431,000	10,857,340
BNP Paribas:
3.25%, 3/11/2015	13,410,000	13,865,827
3.60%, 2/23/2016	10,500,000	11,048,248
BPCE SA 1.70%, 4/25/2016 (a)	1,000,000	995,622
Branch Banking & Trust Co. 1.45%, 10/3/2016	2,800,000	2,822,022
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	6,250,000	6,259,104
1.35%, 7/18/2016 (a)	3,020,000	3,038,618
2.35%, 12/11/2015 (a)	7,356,000	7,591,043
Capital One Financial Corp.:
1.00%, 11/6/2015	5,300,000	5,264,321
5.50%, 6/1/2015	3,519,000	3,763,258
Comerica, Inc.:
3.00%, 9/16/2015	1,775,000	1,842,741
4.80%, 5/1/2015	493,000	519,738
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015	5,525,000	5,581,303
1.95%, 3/16/2015 (a)	10,250,000	10,454,158
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.13%, 10/13/2015	7,950,000	8,141,487
Credit Suisse of New York, NY 3.50%, 3/23/2015	13,000,000	13,519,220
Deutsche Bank AG London:
3.25%, 1/11/2016	10,000,000	10,441,801

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.45%, 3/30/2015	$6,475,000	$6,727,258
Fifth Third Bancorp 3.63%, 1/25/2016	5,450,000	5,734,935
Fifth Third Bank:
0.90%, 2/26/2016	1,900,000	1,876,501
4.75%, 2/1/2015	4,000,000	4,180,324
First Horizon National Corp. 5.38%, 12/15/2015	1,000,000	1,077,468
HSBC USA, Inc. 2.38%, 2/13/2015	9,175,000	9,367,648
Intesa Sanpaolo SpA 3.13%, 1/15/2016 (a)	9,041,000	9,040,667
KeyBank NA:
4.95%, 9/15/2015	1,536,000	1,646,173
7.41%, 5/6/2015	3,500,000	3,826,724
KeyCorp 3.75%, 8/13/2015	4,460,000	4,667,033
Lloyds Bank PLC 4.88%, 1/21/2016 (a)	6,765,000	7,276,307
M&I Marshall & Ilsley Bank 4.85%, 6/16/2015	594,000	629,747
National Australia Bank/New York:
0.90%, 1/20/2016 (a)	2,500,000	2,495,715
1.30%, 7/25/2016	1,900,000	1,909,168
1.60%, 8/7/2015	7,750,000	7,866,987
2.00%, 3/9/2015	8,475,000	8,641,477
National Bank of Canada 1.50%, 6/26/2015	4,250,000	4,306,604
National City Corp. 4.90%, 1/15/2015	1,510,000	1,584,679
PNC Bank NA:
0.80%, 1/28/2016	2,750,000	2,738,936
1.30%, 10/3/2016	3,126,000	3,132,661
PNC Funding Corp.:
2.70%, 9/19/2016	1,000,000	1,038,766
3.63%, 2/8/2015 (a)	7,000,000	7,262,940
4.25%, 9/21/2015 (a)	1,633,000	1,738,822
5.25%, 11/15/2015	3,160,000	3,418,560
Regions Financial Corp.:
5.75%, 6/15/2015	2,000,000	2,148,000
7.75%, 11/10/2014 (a)	3,000,000	3,211,500
Royal Bank of Canada:
0.80%, 10/30/2015	3,000,000	2,999,600
0.85%, 3/8/2016	4,260,000	4,226,807
1.15%, 3/13/2015	6,150,000	6,198,185
1.45%, 10/30/2014	5,825,000	5,863,983
1.45%, 9/9/2016 (a)	3,250,000	3,278,530
2.30%, 7/20/2016	6,000,000	6,193,874
2.63%, 12/15/2015	8,400,000	8,720,091
2.88%, 4/19/2016 (a)	4,250,000	4,444,057
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	3,900,000	3,875,721
1.35%, 7/18/2015	2,750,000	2,765,795
1.45%, 7/19/2016 (a)	2,500,000	2,505,095
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	175,000	185,752
SunTrust Banks, Inc. 3.60%, 4/15/2016	4,000,000	4,219,128
Svenska Handelsbanken AB 3.13%, 7/12/2016	5,500,000	5,761,572
The Bank of New York Mellon Corp.:
1.70%, 11/24/2014	3,000,000	3,041,583
2.95%, 6/18/2015 (a)	3,500,000	3,640,236
The Huntington National Bank 1.35%, 8/2/2016	1,552,000	1,544,466
The Royal Bank of Scotland PLC 3.95%, 9/21/2015	5,500,000	5,779,962
The Toronto-Dominion Bank:
1.50%, 9/9/2016 (a)	2,600,000	2,628,077
2.38%, 10/19/2016	250,000	258,578
2.50%, 7/14/2016	6,716,000	6,968,475
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (a)	5,000,000	5,325,000
Union Bank NA:
1.50%, 9/26/2016	2,286,000	2,299,293
3.00%, 6/6/2016	5,500,000	5,763,999
US Bancorp:
2.45%, 7/27/2015 (a)	4,450,000	4,576,285
2.88%, 11/20/2014	2,500,000	2,569,297
3.13%, 4/1/2015 (a)	1,250,000	1,292,745
3.15%, 3/4/2015 (a)	1,429,000	1,478,004
3.44%, 2/1/2016	3,800,000	3,966,278
US Bank NA:
3.78%, 4/29/2020	3,000,000	3,107,316
4.95%, 10/30/2014	4,900,000	5,138,690
Vesey Street Investment Trust I 4.40%, 9/1/2016	1,500,000	1,602,737
Wachovia Bank NA:
4.80%, 11/1/2014	6,487,000	6,780,990
4.88%, 2/1/2015	2,000,000	2,097,543
5.00%, 8/15/2015	1,918,000	2,068,262
Wachovia Corp. 5.63%, 10/15/2016	4,000,000	4,485,128
Wells Fargo & Co.:
1.25%, 2/13/2015 (a)	11,750,000	11,841,505
1.25%, 7/20/2016	7,620,000	7,629,327
1.50%, 7/1/2015	11,000,000	11,138,042
2.63%, 12/15/2016	2,785,000	2,902,666
3.63%, 4/15/2015	6,250,000	6,521,808
3.68%, 6/15/2016	6,530,000	6,954,650
3.75%, 10/1/2014	9,450,000	9,758,252
5.00%, 11/15/2014	4,589,000	4,807,756
Wells Fargo Bank NA:
0.75%, 7/20/2015	1,500,000	1,501,973
4.75%, 2/9/2015	1,300,000	1,362,275
5.75%, 5/16/2016	4,000,000	4,455,053
Westpac Banking Corp.:
0.95%, 1/12/2016	7,000,000	7,003,869
1.13%, 9/25/2015 (a)	5,650,000	5,688,686
3.00%, 8/4/2015	9,786,000	10,192,239
3.00%, 12/9/2015	3,048,000	3,185,968
4.20%, 2/27/2015	8,175,000	8,559,553

		573,410,219

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	2,365,000	2,505,371
Block Financial LLC 5.13%, 10/30/2014	515,000	536,630
Pitney Bowes, Inc.:
4.75%, 1/15/2016	1,500,000	1,589,187
4.88%, 8/15/2014	670,000	687,542

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	$531,000	$576,670
The Western Union Co. 2.38%, 12/10/2015 (a)	650,000	658,319
Waste Management, Inc. 6.38%, 3/11/2015	1,670,000	1,793,966

		8,347,685

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
2.90%, 11/17/2014	900,000	925,534
5.50%, 2/22/2016	13,200,000	14,658,219
Juniper Networks, Inc. 3.10%, 3/15/2016	1,950,000	2,011,788

		17,595,541

COMPUTERS & PERIPHERALS — 1.9%
Apple, Inc. 0.45%, 5/3/2016 (a)	7,250,000	7,198,891
Computer Sciences Corp. 2.50%, 9/15/2015	2,196,000	2,241,300
Dell, Inc. 2.30%, 9/10/2015 (a)(b)	2,419,000	2,419,000
Hewlett-Packard Co.:
2.13%, 9/13/2015	6,500,000	6,586,998
2.35%, 3/15/2015	5,100,000	5,160,218
2.63%, 12/9/2014	4,900,000	4,995,216
2.65%, 6/1/2016 (a)	4,872,000	4,988,857
3.00%, 9/15/2016	2,750,000	2,834,497
3.30%, 12/9/2016	400,000	415,032
International Business Machines Corp.:
0.45%, 5/6/2016	2,750,000	2,727,038
0.75%, 5/11/2015 (a)	5,000,000	5,021,924
0.88%, 10/31/2014	2,500,000	2,513,427
1.95%, 7/22/2016	9,660,000	9,960,938
2.00%, 1/5/2016 (a)	4,000,000	4,105,022

		61,168,358

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	2,500,000	2,496,031
0.70%, 2/26/2016	1,120,000	1,114,015
1.05%, 3/26/2015	1,708,000	1,717,419
1.10%, 5/29/2015	3,500,000	3,527,342
1.13%, 12/15/2014	3,155,000	3,182,233
1.35%, 9/6/2016 (a)	2,800,000	2,822,122
2.05%, 8/1/2016	7,500,000	7,692,811
4.63%, 6/1/2015 (a)	105,000	111,587
4.75%, 2/17/2015	1,000,000	1,059,041
John Deere Capital Corp.:
0.70%, 9/4/2015	2,500,000	2,503,513
0.75%, 1/22/2016 (a)	3,000,000	2,984,601
0.88%, 4/17/2015 (a)	2,650,000	2,664,189
0.95%, 6/29/2015	2,600,000	2,614,569
1.25%, 12/2/2014 (a)	2,925,000	2,953,068
1.85%, 9/15/2016 (a)	250,000	255,986
2.25%, 6/7/2016	2,130,000	2,207,474
2.95%, 3/9/2015	3,500,000	3,621,427
MBNA Corp. 5.00%, 6/15/2015 (a)	1,410,000	1,487,212

		45,014,640

CONTAINERS & PACKAGING — 0.0% (c)
Bemis Co., Inc. 5.65%, 8/1/2014	1,000,000	1,040,479

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Yale University 2.90%, 10/15/2014	1,374,000	1,408,467

DIVERSIFIED FINANCIAL SERVICES — 21.1%
American Express Co.:
5.50%, 9/12/2016	500,000	555,526
6.80%, 9/1/2066	500,000	530,000
American Express Credit Corp.:
1.30%, 7/29/2016	5,000,000	5,021,437
1.75%, 6/12/2015	8,794,000	8,945,529
2.75%, 9/15/2015	7,575,000	7,857,062
2.80%, 9/19/2016	10,300,000	10,780,305
5.30%, 12/2/2015 (a)	1,432,000	1,566,188
Ameriprise Financial, Inc.:
5.65%, 11/15/2015	3,595,000	3,949,401
7.52%, 6/1/2066	500,000	550,000
Aon Corp. 3.50%, 9/30/2015	1,868,000	1,955,322
Bank of America Corp.:
1.25%, 1/11/2016 (a)	5,750,000	5,727,453
1.50%, 10/9/2015	9,250,000	9,291,149
3.63%, 3/17/2016	8,000,000	8,414,118
3.70%, 9/1/2015	6,050,000	6,326,704
3.75%, 7/12/2016	6,570,000	6,947,878
4.50%, 4/1/2015	19,000,000	19,950,742
4.75%, 8/1/2015	5,950,000	6,323,235
5.25%, 12/1/2015	1,750,000	1,872,798
6.50%, 8/1/2016	16,500,000	18,693,381
7.75%, 8/15/2015 (a)	1,144,000	1,268,133
Boeing Capital Corp.:
2.13%, 8/15/2016	315,000	325,380
3.25%, 10/27/2014	3,500,000	3,603,690
BP Capital Markets PLC:
3.13%, 10/1/2015	10,088,000	10,538,799
3.20%, 3/11/2016	7,679,000	8,071,550
3.88%, 3/10/2015 (a)	9,503,000	9,938,317
Capital One Financial Corp.:
2.15%, 3/23/2015	7,600,000	7,719,294
6.15%, 9/1/2016	100,000	111,022
Citigroup, Inc.:
1.25%, 1/15/2016 (a)	8,000,000	7,995,404
1.30%, 4/1/2016 (a)	2,900,000	2,898,199
1.70%, 7/25/2016	7,500,000	7,535,928
2.25%, 8/7/2015 (a)	5,625,000	5,735,154
2.65%, 3/2/2015	5,500,000	5,617,643
3.63%, 12/9/2014	2,000,000	2,063,648
3.95%, 6/15/2016 (a)	10,000,000	10,654,604
4.59%, 12/15/2015	8,000,000	8,574,043
4.70%, 5/29/2015 (a)	3,000,000	3,175,894
4.75%, 5/19/2015	10,100,000	10,699,000
4.88%, 5/7/2015	4,855,000	5,126,796
5.30%, 1/7/2016	4,500,000	4,897,991
5.50%, 10/15/2014	4,165,000	4,363,702
5.85%, 8/2/2016 (a)	3,500,000	3,902,963

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.01%, 1/15/2015	$7,250,000	$7,701,721
Countrywide Financial Corp. 6.25%, 5/15/2016 (a)	9,500,000	10,468,371
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	6,741,000	7,067,776
5.13%, 8/15/2015 (a)	8,125,000	8,764,538
5.38%, 3/2/2016 (a)	3,400,000	3,731,016
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	4,850,000	4,850,546
2.50%, 1/15/2016	3,700,000	3,774,895
2.75%, 5/15/2015 (a)	5,950,000	6,078,686
3.88%, 1/15/2015	7,950,000	8,228,720
3.98%, 6/15/2016 (a)	4,000,000	4,224,670
4.21%, 4/15/2016	9,750,000	10,330,976
5.63%, 9/15/2015	3,550,000	3,831,396
7.00%, 4/15/2015 (a)	8,400,000	9,114,092
8.00%, 12/15/2016	400,000	472,836
8.70%, 10/1/2014	5,050,000	5,431,905
12.00%, 5/15/2015	2,176,000	2,540,871
Franklin Resources, Inc. 3.13%, 5/20/2015	1,710,000	1,772,314
General Electric Capital Corp.:
1.00%, 12/11/2015 (a)	5,500,000	5,502,794
1.00%, 1/8/2016	7,200,000	7,200,731
1.50%, 7/12/2016	6,598,000	6,640,135
1.63%, 7/2/2015	11,000,000	11,162,147
2.15%, 1/9/2015	8,900,000	9,077,234
2.25%, 11/9/2015	9,635,000	9,869,735
2.38%, 6/30/2015	550,000	563,290
2.95%, 5/9/2016	9,950,000	10,401,736
3.50%, 6/29/2015	2,652,000	2,774,525
3.75%, 11/14/2014	7,350,000	7,620,809
4.38%, 9/21/2015	3,419,000	3,645,418
4.88%, 3/4/2015	5,587,000	5,914,961
5.00%, 1/8/2016	6,000,000	6,519,375
HSBC Finance Corp.:
5.00%, 6/30/2015	9,661,000	10,280,435
5.25%, 4/15/2015 (a)	4,440,000	4,710,086
5.50%, 1/19/2016	9,550,000	10,427,193
JPMorgan Chase & Co.:
0.88%, 2/26/2016	160,000	160,276
1.10%, 10/15/2015	8,240,000	8,243,901
1.13%, 2/26/2016 (a)	3,800,000	3,786,514
1.88%, 3/20/2015	7,500,000	7,598,077
2.60%, 1/15/2016	8,000,000	8,256,578
3.15%, 7/5/2016	17,250,000	18,076,394
3.40%, 6/24/2015 (a)	6,750,000	7,029,980
3.45%, 3/1/2016	15,550,000	16,352,122
3.70%, 1/20/2015 (a)	13,150,000	13,629,801
4.75%, 3/1/2015	6,055,000	6,375,641
5.15%, 10/1/2015	6,000,000	6,445,145
5.25%, 5/1/2015	2,250,000	2,382,362
Lazard Group LLC 7.13%, 5/15/2015	628,000	680,403
Leucadia National Corp. 8.13%, 9/15/2015 (a)	2,500,000	2,778,750
Mellon Funding Corp. 5.00%, 12/1/2014	2,186,000	2,300,896
Merrill Lynch & Co., Inc.:
5.00%, 1/15/2015	3,400,000	3,565,750
5.30%, 9/30/2015 (a)	904,000	971,780
6.05%, 5/16/2016 (a)	8,500,000	9,347,087
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	4,640,000	4,669,212
1.90%, 11/1/2015	832,000	850,410
3.88%, 9/16/2015 (a)	2,000,000	2,114,979
Nomura Holdings, Inc.:
2.00%, 9/13/2016	5,000,000	4,975,058
4.13%, 1/19/2016	7,590,000	7,963,681
5.00%, 3/4/2015	4,500,000	4,712,931
ORIX Corp.:
4.71%, 4/27/2015	3,474,000	3,642,355
5.00%, 1/12/2016 (a)	1,000,000	1,067,789
PACCAR Financial Corp.:
0.70%, 11/16/2015	1,450,000	1,443,105
0.75%, 5/16/2016	1,250,000	1,239,500
1.15%, 8/16/2016	2,500,000	2,505,970
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	11,139,000	11,358,732
4.38%, 3/16/2016 (a)	7,519,000	7,987,107
4.88%, 3/16/2015 (a)	4,500,000	4,729,856
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015 (a)	2,000,000	2,068,077
Toyota Motor Credit Corp.:
0.80%, 5/17/2016 (a)	4,455,000	4,443,987
0.88%, 7/17/2015 (a)	8,000,000	8,039,707
1.00%, 2/17/2015	5,000,000	5,035,903
1.25%, 11/17/2014	3,826,000	3,861,409
2.00%, 9/15/2016 (a)	7,620,000	7,819,926
2.80%, 1/11/2016	2,540,000	2,651,754
3.20%, 6/17/2015	6,300,000	6,573,280
UBS AG of Stamford, CT 3.88%, 1/15/2015	7,560,000	7,859,773

		686,367,273

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.:
0.80%, 12/1/2015	4,850,000	4,831,690
0.88%, 2/13/2015	5,350,000	5,360,783
0.90%, 2/12/2016	3,500,000	3,481,645
2.40%, 8/15/2016	7,500,000	7,715,642
2.50%, 8/15/2015	11,750,000	12,103,422
2.95%, 5/15/2016	8,500,000	8,881,586
5.63%, 6/15/2016	6,000,000	6,657,836
British Telecommunications PLC:
1.63%, 6/28/2016	3,223,000	3,247,161
2.00%, 6/22/2015	4,600,000	4,676,351
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,294,315
Verizon Communications, Inc.:
0.70%, 11/2/2015 (a)	5,000,000	4,966,394
1.25%, 11/3/2014	5,132,000	5,161,082
2.50%, 9/15/2016	21,137,000	21,810,722
3.00%, 4/1/2016	7,330,000	7,640,089
4.90%, 9/15/2015	1,575,000	1,694,404
5.55%, 2/15/2016	6,104,000	6,704,156

		108,227,278

ELECTRIC UTILITIES — 3.0%
Alabama Power Co. 0.55%, 10/15/2015	2,591,000	2,574,986

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Appalachian Power Co. 3.40%, 5/24/2015	$520,000	$538,543
Arizona Public Service Co. 4.65%, 5/15/2015	540,000	572,566
Carolina Power & Light Co.:
5.15%, 4/1/2015	525,000	558,932
5.25%, 12/15/2015	1,654,000	1,804,792
CMS Energy Corp. 4.25%, 9/30/2015	2,275,000	2,399,656
Commonwealth Edison Co.:
1.95%, 9/1/2016	50,000	50,991
4.70%, 4/15/2015 (a)	375,000	395,209
5.95%, 8/15/2016	502,000	566,144
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,077,000	1,174,403
Dominion Resources, Inc.:
2.25%, 9/1/2015	2,556,000	2,621,099
5.15%, 7/15/2015	2,650,000	2,846,603
7.50%, 6/30/2066	2,435,000	2,605,450
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,500,000	1,631,266
Duke Energy Corp.:
3.35%, 4/1/2015	2,360,000	2,445,725
3.95%, 9/15/2014	3,000,000	3,093,374
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	802,346
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,544,862
Entergy Louisiana LLC 1.88%, 12/15/2014	3,225,000	3,269,367
Exelon Corp. 4.90%, 6/15/2015 (a)	2,400,000	2,540,764
Florida Power Corp.:
0.65%, 11/15/2015	3,235,000	3,210,845
5.10%, 12/1/2015	1,000,000	1,085,250
Georgia Power Co.:
0.63%, 11/15/2015	1,300,000	1,290,968
0.75%, 8/10/2015	2,600,000	2,597,296
Jersey Central Power & Light Co. 5.63%, 5/1/2016	3,000,000	3,280,736
Kentucky Utilities Co. 1.63%, 11/1/2015	1,500,000	1,526,251
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,900,000	3,974,817
Louisville Gas & Electric Co. 1.63%, 11/15/2015	820,000	834,616
Nevada Power Co. 5.88%, 1/15/2015	2,165,000	2,304,811
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	5,867,000	5,890,555
2.60%, 9/1/2015	515,000	528,852
7.88%, 12/15/2015	405,000	460,732
Northern States Power Co. 1.95%, 8/15/2015	775,000	789,977
Ohio Power Co. 6.00%, 6/1/2016	299,000	332,577
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	2,281,000	2,438,297
Peco Energy Co.:
1.20%, 10/15/2016	3,055,000	3,070,917
5.00%, 10/1/2014	2,545,000	2,654,480
Pepco Holdings, Inc. 2.70%, 10/1/2015	150,000	153,395
Progress Energy, Inc. 5.63%, 1/15/2016	265,000	290,410
PSEG Power LLC:
2.75%, 9/15/2016	75,000	76,834
5.50%, 12/1/2015	1,100,000	1,195,738
Public Service Electric & Gas Co. 2.70%, 5/1/2015	827,000	852,248
San Diego Gas & Electric Co. 5.30%, 11/15/2015	910,000	994,851
Scottish Power, Ltd. 5.38%, 3/15/2015	3,009,000	3,172,812
Sierra Pacific Power Co. 6.00%, 5/15/2016	1,277,000	1,436,321
Southern California Edison Co. 5.00%, 1/15/2016	2,500,000	2,725,376
Southern Power Co. 4.88%, 7/15/2015 (a)	4,371,000	4,670,785
The Dayton Power & Light Co. 1.88%, 9/15/2016 (d)	1,700,000	1,706,809
The Southern Co.:
1.95%, 9/1/2016	500,000	507,753
2.38%, 9/15/2015	2,500,000	2,566,575
Virginia Electric and Power Co. 5.40%, 1/15/2016	2,250,000	2,475,847
Wisconsin Electric Power Co. 6.25%, 12/1/2015	1,770,000	1,972,852
Xcel Energy, Inc. 0.75%, 5/9/2016	2,300,000	2,281,994

		97,389,655

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc.:
5.50%, 9/14/2015	2,250,000	2,439,524
6.50%, 11/1/2017	900,000	1,056,481

		3,496,005

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 4.75%, 11/15/2014	1,800,000	1,877,676
Arrow Electronics, Inc. 3.38%, 11/1/2015	2,500,000	2,589,167
Emerson Electric Co.:
4.13%, 4/15/2015	1,155,000	1,213,135
4.75%, 10/15/2015	10,000	10,771
5.00%, 12/15/2014 (a)	1,332,000	1,403,505

		7,094,254

ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co. 1.00%, 8/1/2016	3,800,000	3,792,023
Nabors Industries, Inc. 2.35%, 9/15/2016 (d)	2,600,000	2,635,306
Weatherford International, Ltd. 5.50%, 2/15/2016	25,000	27,062

		6,454,391

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp.:
3.25%, 5/18/2015	$2,250,000	$2,330,676
6.13%, 8/15/2016	49,000	55,383
Safeway, Inc. 5.63%, 8/15/2014	1,500,000	1,562,039
Sysco Corp. 0.55%, 6/12/2015	1,000,000	1,000,397
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	3,650,000	3,636,740
2.25%, 7/8/2015 (a)	3,725,000	3,834,577
2.80%, 4/15/2016	5,100,000	5,352,500
2.88%, 4/1/2015	4,250,000	4,398,938
4.50%, 7/1/2015 (a)	1,040,000	1,110,940
Walgreen Co. 1.00%, 3/13/2015	4,209,000	4,219,505

		27,501,695

FOOD PRODUCTS — 1.6%
Bunge Ltd. Finance Corp.:
4.10%, 3/15/2016	3,545,000	3,750,915
5.10%, 7/15/2015	1,025,000	1,093,134
ConAgra Foods, Inc.:
1.30%, 1/25/2016	4,757,000	4,765,067
1.35%, 9/10/2015	750,000	750,336
General Mills, Inc.:
0.88%, 1/29/2016 (a)	720,000	717,515
5.20%, 3/17/2015	3,595,000	3,831,031
Kellogg Co.:
1.13%, 5/15/2015	1,750,000	1,762,641
1.88%, 11/17/2016 (a)	75,000	76,374
4.45%, 5/30/2016	3,000,000	3,236,312
Kraft Foods Group, Inc. 1.63%, 6/4/2015	4,000,000	4,056,364
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	1,531,000	1,571,686
Mondelez International, Inc. 4.13%, 2/9/2016	10,233,000	10,932,097
Nabisco, Inc. 7.55%, 6/15/2015	3,000,000	3,338,131
Sara Lee Corp. 2.75%, 9/15/2015 (a)	1,500,000	1,522,144
The Hershey Co. 4.85%, 8/15/2015	1,750,000	1,880,530
The Kroger Co.:
2.20%, 1/15/2017	200,000	203,248
3.90%, 10/1/2015	2,100,000	2,214,869
Tyson Foods, Inc. 6.60%, 4/1/2016	2,900,000	3,216,100
Unilever Capital Corp.:
0.45%, 7/30/2015	1,700,000	1,693,932
2.75%, 2/10/2016	900,000	939,937

		51,552,363

GAS UTILITIES — 0.2%
Atmos Energy Corp. 4.95%, 10/15/2014	2,500,000	2,606,412
National Grid PLC 6.30%, 8/1/2016	5,000,000	5,677,335

		8,283,747

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Baxter International, Inc.:
0.95%, 6/1/2016	2,750,000	2,744,558
4.63%, 3/15/2015 (a)	1,875,000	1,980,641
Boston Scientific Corp.:
6.25%, 11/15/2015 (a)	1,000,000	1,100,460
6.40%, 6/15/2016	2,222,000	2,498,492
C.R. Bard, Inc. 2.88%, 1/15/2016	1,275,000	1,326,730
CareFusion Corp. 5.13%, 8/1/2014	1,002,000	1,037,802
Covidien International Finance SA:
1.35%, 5/29/2015	2,000,000	2,012,274
2.80%, 6/15/2015	1,250,000	1,286,303
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	2,300,000	2,363,530
3.00%, 3/15/2015	6,660,000	6,883,753
4.75%, 9/15/2015	927,000	999,290
St Jude Medical, Inc. 2.50%, 1/15/2016	60,000	61,721
Stryker Corp.:
2.00%, 9/30/2016	146,000	150,408
3.00%, 1/15/2015	2,885,000	2,972,752
Zimmer Holdings, Inc. 1.40%, 11/30/2014	1,200,000	1,206,560

		28,625,274

HEALTH CARE PROVIDERS & SERVICES — 1.3%
Aetna, Inc. 6.00%, 6/15/2016	4,000,000	4,506,640
AmerisourceBergen Corp. 5.88%, 9/15/2015 (a)	2,116,000	2,307,635
Cardinal Health, Inc. 4.00%, 6/15/2015	1,425,000	1,496,442
Humana, Inc. 6.45%, 6/1/2016 (a)	3,250,000	3,648,417
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016	3,000,000	3,099,351
5.63%, 12/15/2015	1,000,000	1,095,404
Quest Diagnostics, Inc.:
3.20%, 4/1/2016	1,500,000	1,555,766
5.45%, 11/1/2015	1,900,000	2,046,161
UnitedHealth Group, Inc.:
0.85%, 10/15/2015 (a)	4,715,000	4,722,002
4.88%, 3/15/2015	1,875,000	1,988,827
5.38%, 3/15/2016 (a)	2,750,000	3,035,774
WellPoint, Inc.:
1.25%, 9/10/2015	3,500,000	3,528,493
5.00%, 12/15/2014	2,950,000	3,101,016
5.25%, 1/15/2016	5,250,000	5,725,374

		41,857,302

HOTELS, RESTAURANTS & LEISURE — 0.3%
Carnival Corp. 1.20%, 2/5/2016	2,750,000	2,732,602
Marriott International, Inc.:
5.81%, 11/10/2015	500,000	541,001
6.20%, 6/15/2016	2,044,000	2,284,690
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,419,000	1,588,446

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Yum! Brands, Inc.:
4.25%, 9/15/2015	$861,000	$911,147
6.25%, 4/15/2016	1,431,000	1,598,734

		9,656,620

HOUSEHOLD DURABLES — 0.3%
MDC Holdings, Inc. 5.38%, 7/1/2015	2,000,000	2,095,000
Mohawk Industries, Inc. 6.38%, 1/15/2016	4,780,000	5,277,120
Newell Rubbermaid, Inc. 2.00%, 6/15/2015	1,900,000	1,924,719

		9,296,839

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. 0.60%, 11/15/2014	1,982,000	1,986,957
Kimberly-Clark Corp. 4.88%, 8/15/2015 (a)	1,010,000	1,089,738
The Clorox Co.:
3.55%, 11/1/2015	1,250,000	1,314,848
5.00%, 1/15/2015	1,750,000	1,843,424
The Procter & Gamble Co.:
1.45%, 8/15/2016	1,380,000	1,400,471
1.80%, 11/15/2015	3,900,000	3,996,331
3.50%, 2/15/2015	4,250,000	4,431,513

		16,063,282

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015 (a)	3,058,000	3,219,386
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,105,200

		5,324,586

INDUSTRIAL CONGLOMERATES — 0.6%
Cooper US, Inc.:
2.38%, 1/15/2016	750,000	768,540
5.45%, 4/1/2015	740,000	788,602
Eaton Corp. 0.95%, 11/2/2015 (d)	3,510,000	3,511,701
General Electric Co. 0.85%, 10/9/2015	9,500,000	9,519,710
Pentair Finance SA 1.35%, 12/1/2015	1,250,000	1,254,623
Tyco Electronics Group SA 1.60%, 2/3/2015	1,445,000	1,457,916
Tyco International Finance SA 3.38%, 10/15/2015	1,459,000	1,520,423

		18,821,515

INSURANCE — 3.4%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	3,605,000	3,732,789
5.60%, 5/15/2015 (a)	3,600,000	3,876,312
Aegon NV 4.63%, 12/1/2015	2,540,000	2,714,374
Aflac, Inc. 3.45%, 8/15/2015 (a)	2,500,000	2,621,587
American International Group, Inc.:
2.38%, 8/24/2015	1,000,000	1,012,984
3.00%, 3/20/2015	3,750,000	3,860,437
4.88%, 9/15/2016	4,000,000	4,385,745
5.05%, 10/1/2015	5,461,000	5,883,567
AON Corp. 3.13%, 5/27/2016	472,000	492,827
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	2,610,000	2,754,141
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016 (a)	2,000,000	2,001,391
2.45%, 12/15/2015	3,250,000	3,370,873
4.85%, 1/15/2015 (a)	5,169,000	5,452,212
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016 (a)	1,950,000	1,948,844
1.90%, 1/31/2017	300,000	305,650
2.20%, 8/15/2016	5,000,000	5,175,879
3.20%, 2/11/2015	8,250,000	8,548,722
CNA Financial Corp. 5.85%, 12/15/2014	2,460,000	2,604,831
Everest Reinsurance Holdings, Inc. 5.40%, 10/15/2014	100,000	104,508
Hartford Financial Services Group, Inc. 4.00%, 3/30/2015 (a)	1,739,000	1,810,339
Lincoln National Corp.:
4.30%, 6/15/2015	2,150,000	2,267,914
7.00%, 5/17/2066	3,500,000	3,535,000
Manulife Financial Corp. 3.40%, 9/17/2015	500,000	521,986
Marsh & McLennan Cos., Inc.:
5.38%, 7/15/2014	1,850,000	1,916,866
5.75%, 9/15/2015	3,000,000	3,264,465
MetLife, Inc.:
5.00%, 6/15/2015	4,405,000	4,715,669
6.75%, 6/1/2016	5,241,000	5,998,249
Principal Life Income Funding Trusts 5.55%, 4/27/2015	869,000	932,698
Prudential Financial, Inc.:
3.00%, 5/12/2016	1,462,000	1,523,917
3.88%, 1/14/2015	3,581,000	3,717,991
4.75%, 6/13/2015	80,000	84,978
4.75%, 9/17/2015	6,740,000	7,230,092
5.50%, 3/15/2016	20,000	21,975
6.20%, 1/15/2015	657,000	700,838
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (a)	2,000,000	1,970,000
The Travelers Cos., Inc.:
5.50%, 12/1/2015	1,130,000	1,240,591
6.25%, 6/20/2016	1,000,000	1,133,965
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	1,880,000	2,049,165
Unum Group 7.13%, 9/30/2016	23,000	26,358
Willis Group Holdings PLC 4.13%, 3/15/2016	795,000	832,833
XL Group PLC 5.25%, 9/15/2014 (a)	4,600,000	4,786,498

		111,130,060

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 0.65%, 11/27/2015	4,200,000	4,193,143
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,289,681

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.63%, 10/15/2015	$2,525,000	$2,573,416
Google, Inc. 2.13%, 5/19/2016	3,950,000	4,093,934

		12,150,174

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	940,000	982,243
International Business Machines Corp. 0.55%, 2/6/2015	4,850,000	4,859,996

		5,842,239

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	291,000	296,490
3.20%, 5/1/2015	2,275,000	2,352,452
3.20%, 3/1/2016	6,100,000	6,356,217
3.25%, 11/20/2014	1,500,000	1,539,288
5.00%, 6/1/2015	1,500,000	1,596,934

		12,141,381

MACHINERY — 0.4%
Caterpillar, Inc.:
0.95%, 6/26/2015	5,000,000	5,023,560
5.70%, 8/15/2016 (a)	123,000	138,671
Dover Corp. 4.88%, 10/15/2015	1,130,000	1,222,303
Harsco Corp. 2.70%, 10/15/2015	2,750,000	2,762,136
Timken Co. 6.00%, 9/15/2014	3,250,000	3,404,889

		12,551,559

MEDIA — 3.8%
Comcast Corp.:
4.95%, 6/15/2016	4,000,000	4,389,602
5.85%, 11/15/2015	2,750,000	3,040,002
5.90%, 3/15/2016	5,247,000	5,858,834
6.50%, 1/15/2015	3,300,000	3,546,161
Cox Communications, Inc.:
5.45%, 12/15/2014	4,280,000	4,514,173
5.50%, 10/1/2015	2,846,000	3,082,619
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	4,000,000	4,129,534
3.50%, 3/1/2016	7,150,000	7,449,006
3.55%, 3/15/2015	5,875,000	6,084,297
4.75%, 10/1/2014	6,403,000	6,651,368
Discovery Communications LLC 3.70%, 6/1/2015	4,110,000	4,301,557
NBCUniversal Media LLC:
2.88%, 4/1/2016	5,250,000	5,489,080
3.65%, 4/30/2015 (a)	5,500,000	5,752,216
News America, Inc. 5.30%, 12/15/2014	5,312,000	5,599,713
Omnicom Group, Inc. 5.90%, 4/15/2016 (a)	5,343,000	5,965,460
TCI Communications, Inc. 8.75%, 8/1/2015	2,637,000	3,011,119
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014 (a)	1,550,000	1,631,375
The Walt Disney Co.:
0.45%, 12/1/2015	3,233,000	3,217,279
0.88%, 12/1/2014 (a)	2,650,000	2,665,364
1.35%, 8/16/2016 (a)	4,300,000	4,345,552
Thomson Reuters Corp.:
0.88%, 5/23/2016	3,968,000	3,937,049
5.70%, 10/1/2014	2,565,000	2,694,529
Time Warner Cable, Inc. 3.50%, 2/1/2015	4,086,000	4,213,945
Time Warner, Inc. 3.15%, 7/15/2015	4,450,000	4,629,152
Viacom, Inc.:
1.25%, 2/27/2015 (a)	2,100,000	2,106,530
2.50%, 12/15/2016	2,000,000	2,051,242
4.25%, 9/15/2015	500,000	529,122
4.38%, 9/15/2014	3,400,000	3,514,587
6.25%, 4/30/2016 (a)	4,862,000	5,421,363
WPP Finance UK 8.00%, 9/15/2014	4,100,000	4,367,063

		124,188,893

METALS & MINING — 1.9%
Barrick Gold Corp. 2.90%, 5/30/2016	7,550,000	7,632,016
Barrick Gold Finance Co. 4.88%, 11/15/2014 (a)	700,000	726,370
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	6,500,000	6,542,789
1.13%, 11/21/2014 (a)	5,125,000	5,163,872
5.25%, 12/15/2015 (a)	2,604,000	2,850,998
7.25%, 3/1/2016	2,034,000	2,337,010
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	3,300,000	3,309,960
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	1,243,000	1,320,553
Rio Tinto Finance USA PLC:
1.13%, 3/20/2015 (a)	2,750,000	2,749,142
1.38%, 6/17/2016	5,250,000	5,245,749
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	3,757,000	3,813,252
2.50%, 5/20/2016 (a)	4,335,000	4,457,345
Teck Resources, Ltd. 5.38%, 10/1/2015 (a)	3,500,000	3,767,938
Vale Canada, Ltd. 5.70%, 10/15/2015 (a)	1,534,000	1,644,391
Vale Overseas, Ltd. 6.25%, 1/11/2016	4,250,000	4,667,537
Xstrata Canada Corp.:
5.38%, 6/1/2015	3,150,000	3,317,659
6.00%, 10/15/2015	1,900,000	2,046,863

		61,593,444

MULTI-UTILITIES — 0.2%
Alliant Energy Corp. 4.00%, 10/15/2014 (a)	1,575,000	1,627,428
DTE Energy Co. 6.35%, 6/1/2016	137,000	154,281
MidAmerican Energy Co. 4.65%, 10/1/2014	1,366,000	1,423,510

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Sempra Energy 6.50%, 6/1/2016	$3,200,000	$3,616,151

		6,821,370

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 7.88%, 7/15/2015	1,500,000	1,677,309
Target Corp. 5.88%, 7/15/2016 (a)	3,345,000	3,804,719

		5,482,028

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015 (a)	5,600,000	5,837,459
6.40%, 3/15/2016	3,973,000	4,417,612
7.20%, 4/1/2016	880,000	993,918

		11,248,989

OIL, GAS & CONSUMABLE FUELS — 6.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	8,390,000	9,419,893
7.63%, 3/15/2014	300,000	309,059
Apache Finance Canada Corp. 4.38%, 5/15/2015	1,941,000	2,054,990
BP Capital Markets PLC:
0.70%, 11/6/2015	5,325,000	5,309,924
1.70%, 12/5/2014	1,350,000	1,369,374
Buckeye Partners LP 5.30%, 10/15/2014	750,000	781,439
Cameron International Corp. 1.60%, 4/30/2015	480,000	483,312
Canadian Natural Resources, Ltd.:
1.45%, 11/14/2014	3,415,000	3,440,580
4.90%, 12/1/2014	950,000	995,969
Chevron Corp. 0.89%, 6/24/2016	5,000,000	5,008,566
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	2,045,000	2,296,814
ConocoPhillips 4.60%, 1/15/2015	6,450,000	6,782,725
Consolidated Natural Gas Co. 5.00%, 12/1/2014	2,413,000	2,532,560
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	576,809
Devon Energy Corp. 2.40%, 7/15/2016 (a)	3,000,000	3,085,391
Diamond Offshore Drilling, Inc. 4.88%, 7/1/2015	2,000,000	2,142,183
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	2,096,000	2,217,231
Enbridge, Inc. 4.90%, 3/1/2015	10,000	10,558
Energy Transfer Partners LP 5.95%, 2/1/2015	4,100,000	4,358,088
Ensco PLC 3.25%, 3/15/2016	7,000,000	7,307,108
Enterprise Products Operating LLC:
1.25%, 8/13/2015	3,219,000	3,238,223
3.20%, 2/1/2016 (a)	2,323,000	2,436,408
3.70%, 6/1/2015	2,250,000	2,351,041
Series I 5.00%, 3/1/2015	1,536,000	1,623,848
Series G 5.60%, 10/15/2014	4,805,000	5,044,337
8.38%, 8/1/2066	2,089,000	2,292,678
EOG Resources, Inc.:
2.50%, 2/1/2016 (a)	2,250,000	2,328,936
2.95%, 6/1/2015 (a)	1,750,000	1,815,820
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	550,000	579,023
5.13%, 11/15/2014	2,530,000	2,651,208
5.63%, 2/15/2015	2,573,000	2,739,264
Marathon Oil Corp. 0.90%, 11/1/2015	5,820,000	5,816,827
Marathon Petroleum Corp. 3.50%, 3/1/2016	4,780,000	5,020,548
Noble Holding International, Ltd.:
3.05%, 3/1/2016	750,000	773,410
3.45%, 8/1/2015	1,193,000	1,236,516
Occidental Petroleum Corp.:
2.50%, 2/1/2016	3,450,000	3,575,094
4.13%, 6/1/2016 (a)	3,000,000	3,235,717
ONEOK Partners LP 3.25%, 2/1/2016	2,917,000	3,031,135
ONEOK, Inc. 5.20%, 6/15/2015	2,125,000	2,257,736
PC Financial Partnership 5.00%, 11/15/2014	3,176,000	3,323,732
Phillips 66 1.95%, 3/5/2015	4,900,000	4,974,467
Pioneer Natural Resources Co. 5.88%, 7/15/2016	325,000	362,029
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 9/15/2015	3,525,000	3,731,063
Shell International Finance BV:
0.63%, 12/4/2015 (a)	2,750,000	2,747,541
3.10%, 6/28/2015	7,500,000	7,820,811
3.25%, 9/22/2015 (a)	5,350,000	5,622,908
Spectra Energy Capital LLC 5.67%, 8/15/2014	3,150,000	3,280,864
Sunoco, Inc. 9.63%, 4/15/2015	25,000	28,175
Talisman Energy, Inc. 5.13%, 5/15/2015	3,000,000	3,174,766
Total Capital International SA:
0.75%, 1/25/2016	4,450,000	4,437,229
1.00%, 8/12/2016	3,700,000	3,697,352
Total Capital SA:
2.30%, 3/15/2016	4,645,000	4,798,517
3.00%, 6/24/2015	4,500,000	4,675,600
3.13%, 10/2/2015 (a)	5,939,000	6,209,600
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016 (a)	2,550,000	2,534,151
0.88%, 3/2/2015 (a)	2,975,000	2,974,937
3.40%, 6/1/2015 (a)	3,406,000	3,547,878
4.88%, 1/15/2015	2,050,000	2,158,885
Transocean, Inc. 4.95%, 11/15/2015	7,750,000	8,318,726
Valero Energy Corp. 4.50%, 2/1/2015	3,850,000	4,029,224
Williams Partners LP 3.80%, 2/15/2015	4,750,000	4,932,332

		199,911,129

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	$1,000,000	$1,050,940
Georgia-Pacific LLC 7.70%, 6/15/2015 (a)	750,000	831,679
International Paper Co. 5.30%, 4/1/2015	1,000,000	1,054,985

		2,937,604

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 2.38%, 3/15/2016	1,775,000	1,798,317
The Procter & Gamble Co.:
3.15%, 9/1/2015	2,000,000	2,096,003
4.85%, 12/15/2015 (a)	3,325,000	3,624,418

		7,518,738

PHARMACEUTICALS — 3.9%
AbbVie, Inc. 1.20%, 11/6/2015	16,725,000	16,802,402
Allergan, Inc. 5.75%, 4/1/2016 (a)	1,200,000	1,327,012
Express Scripts Holding Co.:
2.10%, 2/12/2015	6,179,000	6,281,252
2.75%, 11/21/2014	3,750,000	3,831,579
3.13%, 5/15/2016	7,397,000	7,748,669
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015 (a)	5,350,000	5,364,790
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	4,100,000	4,092,475
Johnson & Johnson 2.15%, 5/15/2016	3,000,000	3,106,832
McKesson Corp.:
0.95%, 12/4/2015	3,300,000	3,301,664
3.25%, 3/1/2016 (a)	3,250,000	3,422,128
Medco Health Solutions, Inc. 2.75%, 9/15/2015	1,176,000	1,215,140
Merck & Co., Inc.:
0.70%, 5/18/2016 (a)	3,000,000	2,988,677
2.25%, 1/15/2016 (a)	4,000,000	4,128,926
Merck Sharp & Dohme Corp.:
4.00%, 6/30/2015	5,000,000	5,297,125
4.75%, 3/1/2015	6,000,000	6,357,175
Mylan, Inc. 1.80%, 6/24/2016 (a)(d)	4,187,000	4,215,367
Novartis Capital Corp. 2.90%, 4/24/2015	6,800,000	7,051,038
Pfizer, Inc. 5.35%, 3/15/2015	14,850,000	15,831,060
Sanofi 2.63%, 3/29/2016	5,875,000	6,128,083
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	5,773,000	5,968,076
Watson Pharmaceuticals, Inc. 5.00%, 8/15/2014	1,500,000	1,551,442
Wyeth LLC 5.50%, 2/15/2016	4,500,000	4,981,869
Zoetis, Inc. 1.15%, 2/1/2016 (a)(d)	4,900,000	4,908,392

		125,901,173

PROFESSIONAL SERVICES — 0.0% (c)
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,230,000	1,263,195

REAL ESTATE INVESTMENT TRUSTS — 1.4%
BioMed Realty LP 3.85%, 4/15/2016	2,275,000	2,379,540
Boston Properties LP 5.63%, 4/15/2015	4,334,000	4,644,418
Digital Realty Trust LP 4.50%, 7/15/2015	1,800,000	1,889,556
Duke Realty LP 7.38%, 2/15/2015	3,000,000	3,237,287
ERP Operating LP:
5.13%, 3/15/2016	500,000	545,113
5.25%, 9/15/2014	2,250,000	2,345,632
5.38%, 8/1/2016	500,000	555,375
6.58%, 4/13/2015 (a)	2,000,000	2,167,057
HCP, Inc. 3.75%, 2/1/2016	2,893,000	3,057,034
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	624,341
5.88%, 5/15/2015	2,000,000	2,142,136
6.20%, 6/1/2016	765,000	853,819
Hospitality Properties Trust:
5.13%, 2/15/2015	1,500,000	1,541,927
7.88%, 8/15/2014	2,850,000	2,923,256
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,067,930
Liberty Property LP 5.13%, 3/2/2015	1,195,000	1,259,492
Simon Property Group LP:
2.80%, 1/30/2017 (a)	300,000	309,955
4.20%, 2/1/2015	2,621,000	2,719,068
5.10%, 6/15/2015	3,060,000	3,278,274
5.75%, 12/1/2015	1,553,000	1,694,256
6.10%, 5/1/2016	334,000	372,162
Tanger Properties LP 6.15%, 11/15/2015	1,153,000	1,277,973
UDR, Inc. 5.25%, 1/15/2015	425,000	445,391
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	3,091,000	3,102,224
3.13%, 11/30/2015	560,000	581,409
Vornado Realty LP 4.25%, 4/1/2015	2,300,000	2,386,041

		47,400,666

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
4.88%, 1/15/2015	1,125,000	1,185,502
5.75%, 3/15/2018 (a)	1,000,000	1,152,628
Canadian National Railway Co. 5.80%, 6/1/2016	35,000	39,109
CSX Corp. 6.25%, 4/1/2015	3,210,000	3,463,974
Norfolk Southern Corp. 5.75%, 1/15/2016	1,500,000	1,658,090

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ryder System, Inc.:
3.60%, 3/1/2016 (a)	$375,000	$387,506
7.20%, 9/1/2015	15,000	16,647
Union Pacific Corp. 4.88%, 1/15/2015	1,193,000	1,257,159

		9,160,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Analog Devices, Inc. 3.00%, 4/15/2016 (a)	2,147,000	2,236,468
Broadcom Corp. 2.38%, 11/1/2015	1,850,000	1,907,103
National Semiconductor Corp. 3.95%, 4/15/2015	1,080,000	1,133,179
Texas Instruments, Inc.:
0.45%, 8/3/2015	3,400,000	3,392,147
2.38%, 5/16/2016	5,000,000	5,200,775

		13,869,672

SOFTWARE — 0.9%
Adobe Systems, Inc. 3.25%, 2/1/2015	3,000,000	3,096,191
CA, Inc. 6.13%, 12/1/2014	2,500,000	2,644,387
Fiserv, Inc. 3.13%, 10/1/2015	1,000,000	1,039,415
Microsoft Corp.:
1.63%, 9/25/2015	8,200,000	8,385,695
2.50%, 2/8/2016 (a)	2,000,000	2,082,642
Oracle Corp. 5.25%, 1/15/2016	9,625,000	10,576,978
Symantec Corp. 2.75%, 9/15/2015	2,000,000	2,058,696

		29,884,004

SPECIALTY RETAIL — 1.1%
AutoZone, Inc.:
5.50%, 11/15/2015 (a)	3,000,000	3,274,344
5.75%, 1/15/2015	2,110,000	2,242,886
Costco Wholesale Corp. 0.65%, 12/7/2015	7,250,000	7,245,847
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	375,000	385,436
5.00%, 10/15/2015 (a)	2,825,000	3,068,890
McDonald’s Corp. 0.75%, 5/29/2015 (a)	1,000,000	1,003,692
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	13,358,000	14,783,101
Wal-Mart Stores, Inc. 1.50%, 10/25/2015 (a)	3,350,000	3,406,523

		35,410,719

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015	1,760,000	1,806,661

TOBACCO — 0.7%
Altria Group, Inc. 4.13%, 9/11/2015	5,600,000	5,946,594
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	3,250,000	3,404,607
Philip Morris International, Inc. 2.50%, 5/16/2016 (a)	6,000,000	6,239,661
Reynolds American, Inc.:
1.05%, 10/30/2015	3,433,000	3,434,656
7.63%, 6/1/2016	3,000,000	3,506,433

		22,531,951

WIRELESS TELECOMMUNICATION SERVICES — 3.3%
Alltel Corp. 7.00%, 3/15/2016	3,750,000	4,257,540
America Movil SAB de CV:
2.38%, 9/8/2016	10,800,000	10,984,424
3.63%, 3/30/2015 (a)	1,500,000	1,555,488
5.75%, 1/15/2015	3,000,000	3,172,947
American Tower Corp. 4.63%, 4/1/2015 (a)	2,175,000	2,258,125
Deutsche Telekom International Finance BV 5.75%, 3/23/2016 (a)	4,500,000	4,969,792
Embarq Corp. 7.08%, 6/1/2016	6,100,000	6,828,948
France Telecom SA:
2.13%, 9/16/2015 (a)	4,500,000	4,566,605
2.75%, 9/14/2016 (a)	5,250,000	5,408,789
4.38%, 7/8/2014	2,025,000	2,079,047
Rogers Communications, Inc.:
6.75%, 3/15/2015	1,048,000	1,134,433
7.50%, 3/15/2015	1,473,000	1,609,275
Telecom Italia Capital SA:
4.95%, 9/30/2014 (a)	7,700,000	7,921,374
5.25%, 10/1/2015	3,000,000	3,137,503
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,791,780
3.99%, 2/16/2016	8,847,000	9,154,442
4.95%, 1/15/2015 (a)	3,375,000	3,497,615
6.42%, 6/20/2016 (a)	5,924,000	6,501,967
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	4,300,000	4,528,532
Vodafone Group PLC:
0.90%, 2/19/2016	3,650,000	3,613,687
2.88%, 3/16/2016 (a)	3,300,000	3,419,212
3.38%, 11/24/2015	3,000,000	3,145,953
5.00%, 9/15/2015	3,000,000	3,230,193
5.38%, 1/30/2015 (a)	3,825,000	4,052,075
5.75%, 3/15/2016	3,000,000	3,331,205

		106,150,951

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,214,303,698)		3,222,258,806

	Shares
SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	117,663,200	117,663,200

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	6,651,624	$6,651,624

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $124,314,824)		124,314,824

TOTAL INVESTMENTS — 102.8% (i)
(Cost $3,338,618,522)		3,346,573,630
OTHER ASSETS & LIABILITIES — (2.8)%		(90,368,111)

NET ASSETS — 100.0%		$3,256,205,519

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments.)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 1.7%
Embraer SA 5.15%, 6/15/2022	$250,000	$245,625
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	145,311
2.25%, 7/15/2016	500,000	517,490
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	108,823
5.00%, 2/15/2019	440,000	498,752
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	53,209
4.75%, 7/15/2020	250,000	261,520
5.20%, 10/15/2019	250,000	272,383
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	148,982
4.25%, 11/15/2019	145,000	157,260
Northrop Grumman Corp. 1.75%, 6/1/2018	600,000	587,036
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	243,437
2.50%, 1/15/2023	300,000	275,519
Raytheon Co. 3.13%, 10/15/2020	600,000	605,936
Textron, Inc.:
4.63%, 9/21/2016	100,000	106,270
5.95%, 9/21/2021	250,000	275,010
The Boeing Co.:
3.50%, 2/15/2015	500,000	520,300
4.88%, 2/15/2020	225,000	255,325
United Technologies Corp.:
1.80%, 6/1/2017	633,000	642,243
3.10%, 6/1/2022	300,000	293,990
4.50%, 4/15/2020	250,000	275,733
5.38%, 12/15/2017	320,000	367,668

		6,857,822

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.70%, 4/15/2023	100,000	91,205
8.00%, 1/15/2019	150,000	187,334
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	129,689
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	233,234
3.13%, 1/15/2021	250,000	252,547
5.13%, 4/1/2019	250,000	286,432

		1,180,441

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	123,197	130,897
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	192,858	202,501
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	164,719	187,368

		520,766

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	260,190
5.00%, 3/30/2020	150,000	164,636

		424,826

BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016 (a)	500,000	499,712
2.63%, 1/17/2023	250,000	232,612
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,542
1.38%, 7/15/2017	488,000	486,653
2.50%, 7/15/2022	500,000	462,148
2.88%, 2/15/2016	45,000	47,119
3.63%, 4/15/2015	300,000	313,519
4.13%, 1/15/2015	195,000	203,872
5.38%, 1/15/2020	615,000	706,164
7.75%, 1/15/2019	450,000	566,592
Beam, Inc. 1.75%, 6/15/2018	250,000	244,336
Coca-Cola Enterprises, Inc.:
2.13%, 9/15/2015	250,000	255,548
3.50%, 9/15/2020	150,000	151,681
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	137,915
4.83%, 7/15/2020	250,000	280,185
5.75%, 10/23/2017	575,000	661,364
Diageo Finance BV 3.25%, 1/15/2015	390,000	403,112
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	41,693
2.60%, 1/15/2019	200,000	201,080
3.20%, 11/15/2021	200,000	194,843
6.82%, 5/1/2018	400,000	484,223
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	450,613
1.25%, 8/13/2017	500,000	493,647
2.50%, 5/10/2016	600,000	622,712
2.75%, 3/1/2023	150,000	140,256
3.00%, 8/25/2021	320,000	314,063
3.10%, 1/15/2015	160,000	165,177
3.13%, 11/1/2020	250,000	254,087
5.00%, 6/1/2018	285,000	323,043
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	100,250
1.50%, 11/15/2015	500,000	509,726
1.65%, 3/14/2018	250,000	250,107
1.80%, 9/1/2016	200,000	205,314
3.15%, 11/15/2020	270,000	276,619
3.30%, 9/1/2021	300,000	304,852

		11,135,379

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.13%, 5/15/2017	200,000	203,043
2.30%, 6/15/2016	600,000	617,913
3.63%, 5/15/2022	350,000	346,331
4.10%, 6/15/2021	100,000	103,786
5.70%, 2/1/2019	250,000	287,145
5.85%, 6/1/2017	100,000	114,344
6.15%, 6/1/2018	350,000	410,306

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Biogen Idec, Inc. 6.88%, 3/1/2018	$150,000	$176,315
Celgene Corp.:
1.90%, 8/15/2017	350,000	350,128
3.25%, 8/15/2022	100,000	94,671
4.00%, 8/15/2023	100,000	99,045
Genentech, Inc. 4.75%, 7/15/2015	150,000	160,567
Gilead Sciences, Inc.:
4.40%, 12/1/2021	250,000	266,899
4.50%, 4/1/2021	375,000	403,367

		3,633,860

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	404,200

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 9.00%, 6/15/2019	45,000	54,606

CAPITAL MARKETS — 5.8%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	170,882
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	347,568
5.00%, 12/10/2019	356,000	403,689
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (c)	200,000	202,500
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	100,000	97,697
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	374,556
Morgan Stanley:
2.13%, 4/25/2018 (a)	463,000	451,241
3.45%, 11/2/2015	1,500,000	1,555,868
3.75%, 2/25/2023 (a)	1,000,000	962,448
3.80%, 4/29/2016	2,050,000	2,151,458
4.10%, 5/22/2023 (a)	250,000	233,520
5.50%, 1/26/2020	250,000	275,610
5.50%, 7/28/2021	450,000	491,212
5.55%, 4/27/2017	500,000	554,688
5.63%, 9/23/2019	1,235,000	1,372,630
5.75%, 1/25/2021	50,000	55,439
6.00%, 4/28/2015	150,000	160,523
7.30%, 5/13/2019	500,000	597,785
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	152,360
3.45%, 11/4/2020	100,000	103,189
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	165,724
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	119,813
1.97%, 6/20/2017	150,000	151,772
2.30%, 7/28/2016	70,000	72,379
3.10%, 1/15/2015	640,000	659,867
3.55%, 9/23/2021	375,000	383,620
4.15%, 2/1/2021	250,000	265,102
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	272,882
5.55%, 1/22/2017	500,000	554,161
7.25%, 2/1/2018	1,045,000	1,252,839
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	850,000	844,297
2.90%, 7/19/2018	500,000	504,013
3.63%, 2/7/2016	1,250,000	1,314,792
3.63%, 1/22/2023 (a)	250,000	239,229
3.70%, 8/1/2015	1,250,000	1,304,707
5.13%, 1/15/2015	500,000	525,833
5.25%, 7/27/2021	650,000	700,992
5.38%, 3/15/2020	400,000	440,130
5.63%, 1/15/2017	350,000	385,595
5.75%, 1/24/2022	400,000	444,049
5.95%, 1/18/2018	1,300,000	1,470,843
6.00%, 6/15/2020	550,000	623,848
6.15%, 4/1/2018	60,000	68,470
7.50%, 2/15/2019	150,000	180,447

		23,660,267

CHEMICALS — 2.1%
Agrium, Inc. 3.50%, 6/1/2023	350,000	328,609
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,184
4.38%, 8/21/2019	100,000	108,268
Airgas, Inc. 1.65%, 2/15/2018	250,000	243,377
CF Industries, Inc. 7.13%, 5/1/2020	350,000	410,352
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	350,000	327,936
3.25%, 1/15/2015	150,000	155,240
4.25%, 4/1/2021	50,000	53,174
4.63%, 1/15/2020	350,000	383,663
5.25%, 12/15/2016	250,000	281,950
6.00%, 7/15/2018	250,000	295,819
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	156,037
3.60%, 8/15/2022	350,000	339,412
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	94,179
2.38%, 12/8/2014 (a)	250,000	254,708
4.35%, 12/8/2021	300,000	316,076
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	47,153
Lubrizol Corp. 8.88%, 2/1/2019	150,000	196,235
LYB International Finance BV 4.00%, 7/15/2023	40,000	39,494
LyondellBasell Industries NV 6.00%, 11/15/2021	500,000	568,521
Methanex Corp. 3.25%, 12/15/2019	100,000	98,120
Monsanto Co.:
2.20%, 7/15/2022	150,000	137,302
2.75%, 4/15/2016	100,000	104,439
NewMarket Corp. 4.10%, 12/15/2022	50,000	47,639
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	379,334
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	230,550
6.65%, 3/15/2018	100,000	117,902

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Praxair, Inc.:
1.25%, 11/7/2018	$250,000	$240,715
2.20%, 8/15/2022	150,000	135,684
2.45%, 2/15/2022 (a)	250,000	233,024
3.25%, 9/15/2015	250,000	262,428
4.05%, 3/15/2021	100,000	105,000
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	361,229
3.00%, 11/15/2022	150,000	137,672
4.13%, 11/15/2021 (a)	250,000	254,323
4.25%, 11/15/2020	40,000	41,773
8.55%, 5/15/2019	560,000	713,341
The Mosaic Co. 3.75%, 11/15/2021	150,000	146,317
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	245,362
Valspar Corp. 4.20%, 1/15/2022	50,000	50,550
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	27,653

		8,726,744

COMMERCIAL BANKS — 10.7%
Abbey National Treasury Services PLC 4.00%, 4/27/2016 (a)	250,000	265,219
American Express Centurion Bank 0.88%, 11/13/2015	750,000	749,977
Australia & New Zealand Banking Group, Ltd.:
1.45%, 5/15/2018	250,000	242,661
1.88%, 10/6/2017 (a)	250,000	249,856
Bank of Montreal:
1.30%, 7/15/2016	194,000	194,927
2.38%, 1/25/2019	250,000	250,439
2.50%, 1/11/2017	500,000	514,794
2.55%, 11/6/2022	250,000	230,924
Bank of Nova Scotia:
1.38%, 7/15/2016	500,000	503,416
1.85%, 1/12/2015	500,000	506,825
2.55%, 1/12/2017	250,000	258,045
2.90%, 3/29/2016	250,000	260,883
3.40%, 1/22/2015	250,000	258,520
4.38%, 1/13/2021	200,000	216,258
Bank One Corp. 4.90%, 4/30/2015	500,000	529,471
Barclays Bank PLC:
5.00%, 9/22/2016	650,000	717,442
5.13%, 1/8/2020 (a)	375,000	417,088
5.14%, 10/14/2020 (a)	375,000	393,524
BB&T Corp.:
3.20%, 3/15/2016	250,000	261,942
3.95%, 4/29/2016	125,000	133,681
3.95%, 3/22/2022	250,000	250,036
4.90%, 6/30/2017	250,000	277,092
5.25%, 11/1/2019	250,000	276,809
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	148,660
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	260,218
BNP Paribas:
2.38%, 9/14/2017 (a)	300,000	303,227
2.70%, 8/20/2018 (a)	250,000	252,398
3.25%, 3/11/2015	550,000	568,695
3.60%, 2/23/2016 (a)	500,000	526,107
5.00%, 1/15/2021	250,000	269,456
Branch Banking & Trust Co. 2.30%, 10/15/2018	350,000	351,635
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	250,364
2.35%, 12/11/2015	250,000	257,988
Comerica Bank 5.20%, 8/22/2017	250,000	276,443
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017	500,000	502,095
1.95%, 3/16/2015	250,000	254,979
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	512,043
3.95%, 11/9/2022	250,000	239,484
4.50%, 1/11/2021	350,000	370,037
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	370,003
3.88%, 2/8/2022	400,000	400,180
Credit Suisse of New York, NY:
3.50%, 3/23/2015	500,000	519,970
4.38%, 8/5/2020	150,000	161,534
5.30%, 8/13/2019	370,000	415,666
6.00%, 2/15/2018 (a)	250,000	281,710
Deutsche Bank AG 4.30%, 5/24/2028 (c)	325,000	292,638
Deutsche Bank AG London:
3.45%, 3/30/2015	250,000	259,740
6.00%, 9/1/2017	620,000	711,959
Fifth Third Bancorp:
3.50%, 3/15/2022	100,000	98,429
3.63%, 1/25/2016	150,000	157,842
4.50%, 6/1/2018 (a)	125,000	134,572
Fifth Third Bank 1.45%, 2/28/2018	250,000	243,294
First Tennessee Bank 5.65%, 4/1/2016	250,000	270,074
HSBC Bank USA NA 6.00%, 8/9/2017	250,000	282,060
HSBC Holdings PLC:
4.00%, 3/30/2022	400,000	406,691
4.88%, 1/14/2022 (a)	150,000	162,827
5.10%, 4/5/2021	775,000	852,619
HSBC USA, Inc.:
2.38%, 2/13/2015	90,000	91,890
2.63%, 9/24/2018	250,000	253,567
Huntington BancShares, Inc.:
2.60%, 8/2/2018	250,000	250,110
7.00%, 12/15/2020	25,000	29,281
Intesa Sanpaolo SpA:
3.13%, 1/15/2016	250,000	249,991
3.88%, 1/16/2018	200,000	196,768
JPMorgan Chase Bank NA 6.00%, 7/5/2017	650,000	735,149

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

KeyBank NA 4.95%, 9/15/2015	$200,000	$214,345
KeyCorp 5.10%, 3/24/2021	340,000	374,399
Lloyds Bank PLC 6.38%, 1/21/2021	150,000	174,240
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	150,000	160,866
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (c)	250,000	257,295
National Australia Bank/New York:
1.60%, 8/7/2015	350,000	355,283
2.75%, 3/9/2017	300,000	311,600
3.00%, 1/20/2023	300,000	280,924
National Bank of Canada 1.50%, 6/26/2015	250,000	253,330
PNC Bank NA:
2.95%, 1/30/2023	500,000	460,610
3.80%, 7/25/2023	250,000	245,637
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	259,691
5.13%, 2/8/2020	360,000	401,333
5.25%, 11/15/2015	250,000	270,456
5.63%, 2/1/2017	600,000	666,908
6.70%, 6/10/2019	250,000	299,646
Regions Financial Corp. 7.75%, 11/10/2014	350,000	374,675
Royal Bank of Canada:
1.15%, 3/13/2015	250,000	251,959
1.45%, 10/30/2014	100,000	100,669
1.45%, 9/9/2016	150,000	151,317
1.50%, 1/16/2018 (a)	250,000	245,794
2.20%, 7/27/2018 (a)	500,000	502,505
2.30%, 7/20/2016	100,000	103,231
2.63%, 12/15/2015	500,000	519,053
Societe Generale SA 2.75%, 10/12/2017 (a)	150,000	153,515
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018	250,000	243,462
1.80%, 7/18/2017 (a)	250,000	248,722
3.00%, 1/18/2023	250,000	235,048
3.20%, 7/18/2022	250,000	240,166
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	227,789
3.50%, 1/20/2017	150,000	157,767
3.60%, 4/15/2016	55,000	58,013
7.25%, 3/15/2018	150,000	177,499
Svenska Handelsbanken AB:
1.63%, 3/21/2018	500,000	490,122
3.13%, 7/12/2016	250,000	261,890
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	500,000	488,842
The Royal Bank of Scotland PLC 3.95%, 9/21/2015	250,000	262,726
The Toronto-Dominion Bank:
1.40%, 4/30/2018	250,000	243,572
2.38%, 10/19/2016	500,000	517,156
2.63%, 9/10/2018	250,000	255,774
Union Bank NA:
1.50%, 9/26/2016	250,000	251,454
2.63%, 9/26/2018	350,000	354,436
5.95%, 5/11/2016	255,000	281,695
US Bancorp:
2.20%, 11/15/2016	250,000	256,665
3.15%, 3/4/2015	640,000	661,947
4.13%, 5/24/2021	650,000	684,810
US Bank NA 4.80%, 4/15/2015	150,000	158,146
Wachovia Bank NA:
4.80%, 11/1/2014	168,000	175,614
6.00%, 11/15/2017	335,000	386,468
Wachovia Corp.:
5.63%, 10/15/2016	557,000	624,554
5.75%, 2/1/2018	500,000	576,545
Wells Fargo & Co.:
1.25%, 2/13/2015	400,000	403,115
1.25%, 7/20/2016	500,000	500,612
1.50%, 7/1/2015	250,000	253,137
1.50%, 1/16/2018 (a)	100,000	98,399
2.63%, 12/15/2016	250,000	260,563
3.45%, 2/13/2023	1,000,000	937,343
3.63%, 4/15/2015	780,000	813,922
3.68%, 6/15/2016	500,000	532,515
4.60%, 4/1/2021	250,000	271,125
5.63%, 12/11/2017	700,000	804,933
Westpac Banking Corp.:
0.95%, 1/12/2016	350,000	350,193
1.60%, 1/12/2018	350,000	345,843
2.00%, 8/14/2017	100,000	100,931
3.00%, 12/9/2015	500,000	522,633
4.20%, 2/27/2015	250,000	261,760
4.88%, 11/19/2019	300,000	335,028
Zions Bancorporation 4.50%, 3/27/2017	250,000	265,401

		44,099,838

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	93,614
Cintas Corp.:
4.30%, 6/1/2021	250,000	261,315
6.13%, 12/1/2017	100,000	114,298
Pitney Bowes, Inc. 6.25%, 3/15/2019 (a)	135,000	149,823
Republic Services, Inc.:
3.55%, 6/1/2022	650,000	632,536
5.50%, 9/15/2019	305,000	343,817
The Western Union Co.:
5.25%, 4/1/2020	135,000	142,478
5.93%, 10/1/2016 (a)	150,000	164,666
Total System Services, Inc. 2.38%, 6/1/2018	100,000	97,338
Waste Management, Inc.:
4.60%, 3/1/2021	210,000	224,007
6.38%, 3/11/2015	200,000	214,846
7.38%, 3/11/2019	150,000	180,727

		2,619,465

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
2.90%, 11/17/2014	150,000	154,256
3.15%, 3/14/2017	350,000	368,876
4.45%, 1/15/2020	250,000	274,866

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.95%, 2/15/2019	$320,000	$362,790
5.50%, 2/22/2016	300,000	333,141
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,109
4.60%, 3/15/2021	100,000	101,460
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	238,122
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	245,134

		2,114,754

COMPUTERS & PERIPHERALS — 2.0%
Apple, Inc.:
0.45%, 5/3/2016 (a)	250,000	248,238
1.00%, 5/3/2018	650,000	626,077
2.40%, 5/3/2023	850,000	769,956
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	98,416
6.50%, 3/15/2018 (a)	150,000	172,484
Dell, Inc.:
5.65%, 4/15/2018	200,000	199,000
5.88%, 6/15/2019 (a)	165,000	162,525
EMC Corp.:
1.88%, 6/1/2018	500,000	497,446
3.38%, 6/1/2023	250,000	245,072
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	83,480
3.50%, 4/15/2023	306,000	275,440
Hewlett-Packard Co.:
2.13%, 9/13/2015	250,000	253,346
2.60%, 9/15/2017	200,000	202,331
2.65%, 6/1/2016 (a)	250,000	255,996
3.00%, 9/15/2016	450,000	463,827
3.30%, 12/9/2016	350,000	363,153
3.75%, 12/1/2020	500,000	484,128
4.38%, 9/15/2021 (a)	350,000	338,721
International Business Machines Corp.:
0.45%, 5/6/2016	500,000	495,825
1.63%, 5/15/2020	100,000	93,717
1.88%, 8/1/2022	350,000	312,845
1.95%, 7/22/2016	350,000	360,904
2.00%, 1/5/2016	250,000	256,564
2.90%, 11/1/2021	500,000	495,785
3.38%, 8/1/2023	200,000	196,814
7.63%, 10/15/2018	250,000	313,808
Lexmark International, Inc. 5.13%, 3/15/2020 (a)	100,000	101,694

		8,367,592

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	249,433
2.88%, 5/8/2022	100,000	95,835
Fluor Corp. 3.38%, 9/15/2021	250,000	250,117
URS Corp. 5.50%, 4/1/2022 (d)(a)	150,000	152,391

		747,776

CONSUMER FINANCE — 0.9%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	250,000	249,603
1.63%, 6/1/2017	100,000	100,301
2.05%, 8/1/2016	500,000	512,854
7.15%, 2/15/2019	250,000	309,653
Discover Financial Services:
3.85%, 11/21/2022	350,000	332,132
5.20%, 4/27/2022	100,000	104,654
John Deere Capital Corp.:
1.20%, 10/10/2017	250,000	246,213
1.25%, 12/2/2014	500,000	504,798
1.70%, 1/15/2020	150,000	141,225
1.85%, 9/15/2016	250,000	255,986
2.80%, 9/18/2017	250,000	261,085
3.90%, 7/12/2021	150,000	156,985
5.75%, 9/10/2018	250,000	293,386

		3,468,875

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	155,305

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	284,869
Yale University 2.90%, 10/15/2014	153,000	156,838

		441,707

DIVERSIFIED FINANCIAL SERVICES — 14.8%
Air Lease Corp. 4.75%, 3/1/2020	250,000	246,875
American Express Co.:
1.55%, 5/22/2018	350,000	341,375
2.65%, 12/2/2022	250,000	229,773
7.00%, 3/19/2018	300,000	361,081
8.13%, 5/20/2019 (a)	305,000	393,913
American Express Credit Corp.:
2.13%, 7/27/2018 (a)	250,000	250,397
2.75%, 9/15/2015	400,000	414,894
2.80%, 9/19/2016	950,000	994,300
Ameriprise Financial, Inc. 5.65%, 11/15/2015	250,000	274,645
Bank of America Corp.:
1.25%, 1/11/2016	500,000	498,039
2.00%, 1/11/2018	350,000	344,056
3.30%, 1/11/2023	500,000	467,965
3.63%, 3/17/2016	750,000	788,824
3.75%, 7/12/2016	600,000	634,509
4.50%, 4/1/2015	755,000	792,779
4.75%, 8/1/2015	250,000	265,682
5.00%, 5/13/2021	350,000	374,714
5.25%, 12/1/2015	1,000,000	1,070,170
5.63%, 7/1/2020	1,000,000	1,119,181
5.65%, 5/1/2018	600,000	676,088
5.70%, 1/24/2022	250,000	279,453
5.75%, 12/1/2017	250,000	282,587
6.00%, 9/1/2017	500,000	568,098
6.50%, 8/1/2016	900,000	1,019,639
Bank of America NA 5.30%, 3/15/2017	500,000	551,475

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Boeing Capital Corp.:
2.13%, 8/15/2016	$100,000	$103,295
2.90%, 8/15/2018 (a)	50,000	52,185
4.70%, 10/27/2019	250,000	280,954
BP Capital Markets PLC:
3.20%, 3/11/2016	650,000	683,228
3.88%, 3/10/2015	300,000	313,743
4.50%, 10/1/2020	450,000	485,606
Capital One Bank USA NA 8.80%, 7/15/2019	895,000	1,142,082
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	203,139
3.15%, 7/15/2016	60,000	62,651
6.15%, 9/1/2016	250,000	277,554
Citigroup, Inc.:
1.25%, 1/15/2016	750,000	749,569
1.70%, 7/25/2016 (a)	350,000	351,677
1.75%, 5/1/2018	150,000	145,537
3.38%, 3/1/2023 (a)	105,000	99,588
3.50%, 5/15/2023	250,000	224,854
4.50%, 1/14/2022	510,000	533,741
4.59%, 12/15/2015	1,100,000	1,178,931
4.75%, 5/19/2015	400,000	423,723
5.30%, 1/7/2016	250,000	272,111
5.38%, 8/9/2020	400,000	447,461
5.50%, 2/15/2017	615,000	675,549
5.85%, 8/2/2016	500,000	557,566
6.01%, 1/15/2015	350,000	371,807
6.13%, 11/21/2017	250,000	287,113
6.13%, 5/15/2018	250,000	288,257
8.50%, 5/22/2019	815,000	1,039,197
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,242
5.38%, 3/2/2016	300,000	329,207
5.85%, 8/16/2016	250,000	279,169
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	250,000	250,028
2.38%, 1/16/2018	250,000	247,926
2.75%, 5/15/2015	500,000	510,814
3.00%, 6/12/2017	400,000	410,865
4.38%, 8/6/2023	250,000	250,323
5.75%, 2/1/2021	250,000	275,915
5.88%, 8/2/2021	650,000	722,105
6.63%, 8/15/2017	750,000	863,179
7.00%, 4/15/2015	1,000,000	1,085,011
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	141,233
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	750,076
1.50%, 7/12/2016	250,000	251,596
1.63%, 7/2/2015	750,000	761,056
1.63%, 4/2/2018 (a)	250,000	246,301
2.30%, 4/27/2017	600,000	615,155
2.90%, 1/9/2017	600,000	626,914
3.10%, 1/9/2023	750,000	702,653
3.50%, 6/29/2015	500,000	523,100
3.75%, 11/14/2014	350,000	362,896
4.38%, 9/16/2020	450,000	478,467
4.63%, 1/7/2021	550,000	589,806
4.65%, 10/17/2021	250,000	265,531
5.30%, 2/11/2021 (a)	495,000	537,692
5.40%, 2/15/2017	750,000	842,922
5.50%, 1/8/2020	250,000	282,900
5.63%, 9/15/2017	250,000	284,605
5.63%, 5/1/2018	770,000	882,920
6.00%, 8/7/2019	250,000	290,830
6.38%, 11/15/2067 (c)	150,000	159,750
HSBC Finance Corp.:
5.00%, 6/30/2015	310,000	329,876
5.25%, 4/15/2015	150,000	159,125
6.68%, 1/15/2021	500,000	568,991
Jefferies Group LLC 5.13%, 1/20/2023 (a)	367,000	368,506
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	249,113
1.63%, 5/15/2018	1,250,000	1,209,982
1.88%, 3/20/2015	500,000	506,538
2.00%, 8/15/2017	250,000	251,954
2.60%, 1/15/2016	600,000	619,243
3.15%, 7/5/2016	700,000	733,535
3.20%, 1/25/2023	1,000,000	936,906
3.25%, 9/23/2022	500,000	471,291
3.38%, 5/1/2023	250,000	227,053
3.40%, 6/24/2015	500,000	520,739
3.45%, 3/1/2016	500,000	525,792
4.35%, 8/15/2021	150,000	155,375
4.40%, 7/22/2020	500,000	526,469
4.50%, 1/24/2022	500,000	522,256
4.63%, 5/10/2021	150,000	158,938
6.13%, 6/27/2017	250,000	283,677
6.30%, 4/23/2019	600,000	705,075
Lazard Group LLC 6.85%, 6/15/2017	145,000	163,942
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	250,000	268,744
6.40%, 8/28/2017	250,000	287,188
6.88%, 4/25/2018	1,667,000	1,960,957
Moody’s Corp. 4.50%, 9/1/2022	250,000	249,681
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	150,944
4.75%, 4/30/2043 (c)	100,000	92,000
5.45%, 2/1/2018	250,000	283,954
10.38%, 11/1/2018	185,000	254,773
Nomura Holdings, Inc.:
2.00%, 9/13/2016	450,000	447,755
4.13%, 1/19/2016	202,000	211,945
5.00%, 3/4/2015	170,000	178,044
6.70%, 3/4/2020	155,000	174,591
ORIX Corp. 3.75%, 3/9/2017	150,000	155,038
PACCAR Financial Corp.:
0.70%, 11/16/2015	150,000	149,287
1.15%, 8/16/2016	150,000	150,358
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	126,000	128,486
4.38%, 3/16/2016	500,000	531,128
4.88%, 3/16/2015	250,000	262,770
5.63%, 8/24/2020	450,000	493,164
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	270,274

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	$60,000	$64,668
5.55%, 1/15/2020	246,000	261,126
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	251,241
1.00%, 2/17/2015	250,000	251,795
1.25%, 10/5/2017	350,000	345,125
1.38%, 1/10/2018	250,000	246,052
2.00%, 9/15/2016	350,000	359,183
2.80%, 1/11/2016	150,000	156,600
3.20%, 6/17/2015	150,000	156,507
3.30%, 1/12/2022	300,000	297,454
3.40%, 9/15/2021	150,000	151,165
4.25%, 1/11/2021	150,000	159,765
UBS AG of Stamford, CT:
3.88%, 1/15/2015	250,000	259,913
4.88%, 8/4/2020 (a)	22,000	24,364
5.75%, 4/25/2018	621,000	718,029
5.88%, 7/15/2016	500,000	550,489
5.88%, 12/20/2017	233,000	267,417

		60,734,167

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
America Movil SAB de CV 5.00%, 10/16/2019	350,000	380,547
AT&T, Inc.:
0.88%, 2/13/2015 (a)	500,000	501,008
2.50%, 8/15/2015	250,000	257,520
2.63%, 12/1/2022 (a)	450,000	401,350
2.95%, 5/15/2016	250,000	261,223
3.88%, 8/15/2021	350,000	353,468
British Telecommunications PLC:
1.63%, 6/28/2016	250,000	251,874
5.95%, 1/15/2018	300,000	343,674
Harris Corp. 6.38%, 6/15/2019	100,000	115,081
Qwest Corp. 7.50%, 10/1/2014	250,000	265,671
Telecom Italia Capital SA 7.00%, 6/4/2018	250,000	274,509
Verizon Communications, Inc.:
1.10%, 11/1/2017	250,000	240,837
2.45%, 11/1/2022 (a)	250,000	220,407
2.50%, 9/15/2016	174,000	179,546
3.00%, 4/1/2016	250,000	260,576
3.50%, 11/1/2021	350,000	341,122
3.65%, 9/14/2018	1,200,000	1,266,775
4.50%, 9/15/2020	593,000	632,865
4.60%, 4/1/2021	350,000	370,042
4.90%, 9/15/2015	250,000	268,953
5.15%, 9/15/2023	1,850,000	1,987,398
5.55%, 2/15/2016	350,000	384,413
8.75%, 11/1/2018	313,000	400,830

		9,959,689

ELECTRIC UTILITIES — 3.9%
Alabama Power Co. 0.55%, 10/15/2015	100,000	99,382
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	231,936
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	168,795
Carolina Power & Light Co.:
5.25%, 12/15/2015	320,000	349,174
5.30%, 1/15/2019	100,000	114,641
CMS Energy Corp. 5.05%, 2/15/2018	250,000	274,935
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	101,261
4.00%, 8/1/2020	60,000	63,678
5.80%, 3/15/2018	520,000	605,759
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	358,000	418,378
6.65%, 4/1/2019	155,000	189,021
Consumers Energy Co.:
3.38%, 8/15/2023	100,000	99,389
5.65%, 9/15/2018 (a)	100,000	117,035
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	279,840
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	100,231
3.90%, 6/15/2021	150,000	157,952
Duke Energy Corp.:
2.10%, 6/15/2018	250,000	250,328
3.05%, 8/15/2022	250,000	235,296
3.55%, 9/15/2021	200,000	199,063
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	287,817
Edison International 3.75%, 9/15/2017	350,000	370,169
Entergy Corp. 5.13%, 9/15/2020	300,000	311,320
Entergy Louisiana LLC 1.88%, 12/15/2014	90,000	91,238
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	235,490
Exelon Corp. 4.90%, 6/15/2015	250,000	264,663
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	100,485
4.25%, 6/15/2022	100,000	98,436
Florida Power Corp. 3.10%, 8/15/2021	210,000	209,732
FPL Group Capital, Inc. 6.00%, 3/1/2019 (a)	470,000	537,722
Georgia Power Co.:
0.75%, 8/10/2015	100,000	99,896
4.25%, 12/1/2019	110,000	119,362
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	79,460
5.29%, 6/15/2022	250,000	269,847
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	197,617
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	254,375
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	303,397
Mississippi Power Co. 2.35%, 10/15/2016	250,000	258,361
Nevada Power Co. 6.50%, 8/1/2018	305,000	367,610

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Nisource Finance Corp.:
6.13%, 3/1/2022	$250,000	$280,086
6.40%, 3/15/2018	450,000	519,654
Northeast Utilities 1.45%, 5/1/2018	250,000	243,362
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	138,474
Ohio Power Co.:
5.38%, 10/1/2021 (a)	250,000	281,198
6.05%, 5/1/2018	250,000	288,554
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	374,136
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	300,000	271,042
3.50%, 10/1/2020	250,000	252,436
8.25%, 10/15/2018	150,000	190,513
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,432
2.38%, 9/15/2022	100,000	92,376
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	58,891
3.50%, 12/1/2022	150,000	141,329
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	92,993
3.00%, 9/15/2021	100,000	98,825
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	309,391
PSEG Power LLC 5.13%, 4/15/2020	280,000	305,220
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	229,394
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	250,000	228,765
2.70%, 5/1/2015	150,000	154,579
Scottish Power, Ltd. 5.38%, 3/15/2015	150,000	158,166
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	226,916
Southern California Edison Co. 3.88%, 6/1/2021 (a)	35,000	37,099
Southern Power Co. 4.88%, 7/15/2015	250,000	267,146
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	241,742
Tampa Electric Co. 2.60%, 9/15/2022	150,000	140,048
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	163,121
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	130,000	142,969
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	333,715
3.45%, 10/1/2020	100,000	103,240
The Southern Co. 2.45%, 9/1/2018	90,000	90,749
Union Electric Co. 6.40%, 6/15/2017	250,000	289,867
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	178,395
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	281,723
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	165,089

		15,967,726

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 6.50%, 11/1/2017	400,000	469,547
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,076
5.00%, 4/15/2019	400,000	451,643
5.25%, 10/15/2018	60,000	68,560
Jabil Circuit, Inc. 4.70%, 9/15/2022	250,000	245,000
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	79,245
2.05%, 10/1/2018	350,000	342,803

		1,751,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	215,870
Amphenol Corp. 4.00%, 2/1/2022	150,000	147,715
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	155,199
Avnet, Inc. 6.63%, 9/15/2016	160,000	181,008
Corning, Inc. 1.45%, 11/15/2017	200,000	196,134
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	100,928
Tech Data Corp. 3.75%, 9/21/2017	100,000	102,073

		1,098,927

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	53,794
6.38%, 7/15/2018	250,000	294,197
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	95,163
Halliburton Co.:
2.00%, 8/1/2018	100,000	99,816
3.25%, 11/15/2021 (a)	250,000	248,830
6.15%, 9/15/2019	125,000	149,793
Nabors Industries, Inc.:
4.63%, 9/15/2021 (a)	150,000	149,374
9.25%, 1/15/2019	595,000	739,630
National Oilwell Varco, Inc.:
1.35%, 12/1/2017 (a)	150,000	147,361
2.60%, 12/1/2022	100,000	93,006

		2,070,964

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	246,293
1.70%, 12/15/2019	250,000	241,510
5.50%, 3/15/2017	300,000	340,913
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	265,210
4.75%, 5/18/2020	300,000	331,001
5.75%, 6/1/2017	465,000	530,946

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Safeway, Inc.:
4.75%, 12/1/2021	$100,000	$99,873
5.00%, 8/15/2019	190,000	197,428
Sysco Corp. 5.38%, 3/17/2019	200,000	230,393
Target Corp.:
5.38%, 5/1/2017	250,000	284,234
6.00%, 1/15/2018	460,000	539,594
The Kroger Co.:
3.40%, 4/15/2022	450,000	433,213
6.40%, 8/15/2017	250,000	288,864
Wal-Mart Stores, Inc.:
2.55%, 4/11/2023	250,000	232,477
2.80%, 4/15/2016	250,000	262,377
3.25%, 10/25/2020	300,000	307,278
3.63%, 7/8/2020	500,000	523,120
4.25%, 4/15/2021	400,000	434,405
5.38%, 4/5/2017	350,000	398,926
5.80%, 2/15/2018	250,000	293,124
Walgreen Co.:
1.80%, 9/15/2017	150,000	150,342
3.10%, 9/15/2022 (a)	100,000	93,870
5.25%, 1/15/2019	250,000	282,003

		7,007,394

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	160,852
5.45%, 3/15/2018	300,000	344,736
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	350,000	361,246
Bunge, Ltd. 8.50%, 6/15/2019	150,000	185,931
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	104,970
4.25%, 4/15/2021	150,000	157,213
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,067
2.10%, 3/15/2018	150,000	147,547
3.20%, 1/25/2023	250,000	234,227
7.00%, 4/15/2019	250,000	300,114
Delhaize Group SA 4.13%, 4/10/2019	100,000	104,444
General Mills, Inc.:
0.88%, 1/29/2016	80,000	79,724
3.15%, 12/15/2021	350,000	345,793
5.70%, 2/15/2017	250,000	283,602
Ingredion, Inc. 1.80%, 9/25/2017	150,000	146,936
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,123
1.88%, 11/17/2016	200,000	203,665
3.25%, 5/21/2018	35,000	36,865
4.15%, 11/15/2019	150,000	162,724
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	750,000	764,908
3.50%, 6/6/2022	250,000	246,891
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	107,715
Mondelez International, Inc.:
4.13%, 2/9/2016	610,000	651,674
5.38%, 2/10/2020	810,000	914,669
Sara Lee Corp. 2.75%, 9/15/2015 (a)	200,000	202,953
The Hershey Co. 1.50%, 11/1/2016	250,000	250,560
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	206,125
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	350,000	342,062
2.20%, 3/6/2019	250,000	252,174
4.25%, 2/10/2021	150,000	162,519

		7,814,029

GAS UTILITIES — 0.1%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	141,722
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	192,625
National Grid PLC 6.30%, 8/1/2016	100,000	113,547

		447,894

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc.:
1.85%, 1/15/2017	500,000	503,345
2.40%, 8/15/2022	200,000	183,513
3.20%, 6/15/2023	250,000	243,500
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	252,881
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	286,235
6.40%, 6/15/2016	350,000	393,552
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	78,043
CareFusion Corp. 3.30%, 3/1/2023 (d)	100,000	92,923
Covidien International Finance SA:
2.80%, 6/15/2015	350,000	360,165
2.95%, 6/15/2023	100,000	94,175
6.00%, 10/15/2017	250,000	287,669
CR Bard, Inc. 1.38%, 1/15/2018	100,000	96,880
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	101,023
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	149,895
Johnson & Johnson 2.95%, 9/1/2020	250,000	254,421
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	256,905
2.75%, 4/1/2023	300,000	280,372
3.00%, 3/15/2015	300,000	310,079
3.13%, 3/15/2022	250,000	244,656
4.45%, 3/15/2020	185,000	201,563
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	257,169
Stryker Corp. 2.00%, 9/30/2016	300,000	309,058
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	146,918

		5,384,940

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc.:
2.75%, 11/15/2022	$250,000	$230,499
3.95%, 9/1/2020	150,000	156,283
6.00%, 6/15/2016	350,000	394,331
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	279,142
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	282,013
CIGNA Corp.:
4.50%, 3/15/2021	150,000	160,090
5.13%, 6/15/2020	350,000	386,617
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	210,601
Express Scripts Holding Co.:
2.10%, 2/12/2015	750,000	762,411
3.90%, 2/15/2022	600,000	606,908
4.75%, 11/15/2021	250,000	267,933
Humana, Inc. 7.20%, 6/15/2018	260,000	311,489
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017 (a)	67,000	67,024
3.13%, 5/15/2016	250,000	258,279
McKesson Corp. 7.50%, 2/15/2019	135,000	168,039
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	150,000	158,557
5.45%, 11/1/2015	250,000	269,232
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,244
1.88%, 11/15/2016	250,000	255,346
3.38%, 11/15/2021	250,000	248,358
3.88%, 10/15/2020	250,000	261,503
4.70%, 2/15/2021 (a)	200,000	218,067
4.88%, 3/15/2015	150,000	159,106
6.00%, 2/15/2018	250,000	292,918
WellPoint, Inc.:
3.13%, 5/15/2022	450,000	425,669
3.30%, 1/15/2023	250,000	236,187
5.25%, 1/15/2016	200,000	218,109
5.88%, 6/15/2017	300,000	342,234
7.00%, 2/15/2019	45,000	53,769

		7,746,958

HOTELS, RESTAURANTS & LEISURE — 0.8%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	94,275
Carnival Corp. 1.88%, 12/15/2017	250,000	244,875
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	167,584
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	56,292
International Game Technology 5.50%, 6/15/2020 (a)	100,000	105,029
Marriott International, Inc.:
3.38%, 10/15/2020 (a)	167,000	166,881
6.38%, 6/15/2017	150,000	171,071
McDonald’s Corp.:
2.63%, 1/15/2022	350,000	338,717
3.50%, 7/15/2020	55,000	57,822
3.63%, 5/20/2021	50,000	52,228
5.35%, 3/1/2018	390,000	449,598
Starbucks Corp. 3.85%, 10/1/2023	250,000	255,757
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	294,425
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	98,597
5.63%, 3/1/2021	250,000	268,895
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	29,863
5.30%, 9/15/2019	150,000	165,331
6.25%, 3/15/2018	250,000	289,408

		3,306,648

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	96,145
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	142,430
6.38%, 1/15/2016	250,000	276,000
NVR, Inc. 3.95%, 9/15/2022	250,000	245,040
Whirlpool Corp.:
4.85%, 6/15/2021 (a)	50,000	53,586
6.50%, 6/15/2016	250,000	279,298

		1,092,499

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	100,000	100,250
2.95%, 11/1/2020	250,000	254,518
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	90,048
7.50%, 11/1/2018	495,000	618,077
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	172,326
The Clorox Co. 3.80%, 11/15/2021	250,000	253,168
The Procter & Gamble Co.:
1.45%, 8/15/2016 (a)	250,000	253,708
1.80%, 11/15/2015	750,000	768,525
2.30%, 2/6/2022	250,000	237,727
3.50%, 2/15/2015	250,000	260,677
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	101,447

		3,110,471

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.00%, 6/26/2017	420,000	412,547
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,472
3.88%, 12/15/2020	150,000	155,150
General Electric Co.:
0.85%, 10/9/2015	100,000	100,208
2.70%, 10/9/2022	250,000	235,789
5.25%, 12/6/2017	1,010,000	1,150,133
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	198,735
5.75%, 3/11/2018	100,000	114,997

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Pentair Finance SA 5.00%, 5/15/2021	$150,000	$159,810
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	241,838

		2,871,679

INSURANCE — 3.9%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	258,862
5.90%, 6/15/2019	155,000	182,944
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	113,072
Aflac, Inc.:
2.65%, 2/15/2017 (a)	250,000	256,176
8.50%, 5/15/2019	145,000	186,926
Alleghany Corp. 4.95%, 6/27/2022	100,000	105,672
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	115,747
American International Group, Inc.:
4.88%, 6/1/2022	250,000	268,374
5.85%, 1/16/2018	1,000,000	1,138,105
6.40%, 12/15/2020	250,000	294,271
8.25%, 8/15/2018	1,100,000	1,368,945
AON Corp. 5.00%, 9/30/2020	225,000	246,985
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	110,760
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	250,174
1.30%, 5/15/2018	100,000	97,400
4.25%, 1/15/2021 (a)	100,000	106,989
5.40%, 5/15/2018 (a)	145,000	167,075
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	148,186
1.90%, 1/31/2017	500,000	509,416
2.20%, 8/15/2016	250,000	258,794
3.00%, 2/11/2023	250,000	240,707
3.20%, 2/11/2015	350,000	362,673
3.40%, 1/31/2022	150,000	150,666
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	208,650
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	171,704
6.50%, 8/15/2016	150,000	169,530
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	105,113
First American Financial Corp. 4.30%, 2/1/2023	100,000	96,137
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	173,247
7.63%, 9/24/2021 (a)	100,000	118,051
8.63%, 12/15/2016	150,000	177,994
Genworth Holdings, Inc. 4.90%, 8/15/2023	86,000	86,073
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	104,102
5.13%, 4/15/2022	150,000	163,939
5.50%, 3/30/2020	250,000	280,095
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	98,452
ING US, Inc.:
2.90%, 2/15/2018	100,000	100,448
5.50%, 7/15/2022	100,000	107,802
Lincoln National Corp. 8.75%, 7/1/2019	300,000	386,972
Loews Corp. 2.63%, 5/15/2023	100,000	90,843
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	104,397
Markel Corp. 3.63%, 3/30/2023	150,000	142,871
Marsh & McLennan Cos., Inc.:
2.55%, 10/15/2018	75,000	75,383
4.80%, 7/15/2021	50,000	54,040
5.75%, 9/15/2015	185,000	201,309
MetLife, Inc.:
4.37%, 9/15/2023	200,000	208,706
4.75%, 2/8/2021	250,000	272,326
6.75%, 6/1/2016	515,000	589,410
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	97,002
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	98,766
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	109,381
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	324,102
Prudential Financial, Inc.:
3.00%, 5/12/2016	250,000	260,588
3.88%, 1/14/2015	125,000	129,782
4.50%, 11/16/2021	350,000	371,549
4.75%, 9/17/2015	320,000	343,268
5.63%, 6/15/2043 (c)	500,000	470,000
7.38%, 6/15/2019	200,000	246,859
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	289,419
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	99,512
The Allstate Corp. 5.75%, 8/15/2053 (c)	350,000	343,000
The Progressive Corp. 3.75%, 8/23/2021	150,000	154,253
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	122,328
6.25%, 6/20/2016	320,000	362,869
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	73,227
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	108,998
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	147,738
Unum Group 7.13%, 9/30/2016	100,000	114,600
Willis North America, Inc. 6.20%, 3/28/2017	250,000	279,501
WR Berkley Corp. 4.63%, 3/15/2022	150,000	155,380

		15,928,635

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	$200,000	$208,000

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc.:
1.20%, 11/29/2017	250,000	244,603
2.50%, 11/29/2022	300,000	272,935
Baidu, Inc.:
2.25%, 11/28/2017	350,000	344,653
3.50%, 11/28/2022 (a)	150,000	137,583
eBay, Inc.:
0.70%, 7/15/2015	288,000	288,376
2.60%, 7/15/2022 (a)	150,000	139,662
3.25%, 10/15/2020	150,000	149,386
Google, Inc. 3.63%, 5/19/2021	150,000	156,162

		1,733,360

IT SERVICES — 0.3%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	100,803
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	235,774
6.80%, 11/20/2017	150,000	175,254
International Business Machines Corp. 5.70%, 9/14/2017	645,000	742,155

		1,253,986

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 3.15%, 3/15/2023	150,000	141,536

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	263,351
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	407,546
3.20%, 5/1/2015	250,000	258,511
3.20%, 3/1/2016	40,000	41,680
4.50%, 3/1/2021	500,000	523,473

		1,494,561

MACHINERY — 1.0%
Caterpillar, Inc.:
1.50%, 6/26/2017	750,000	747,557
2.60%, 6/26/2022	100,000	93,864
3.90%, 5/27/2021	250,000	261,478
7.90%, 12/15/2018	250,000	319,857
Danaher Corp. 5.40%, 3/1/2019	250,000	288,015
Deere & Co. 2.60%, 6/8/2022	350,000	329,891
Dover Corp. 4.30%, 3/1/2021	250,000	269,425
Eaton Corp.:
2.75%, 11/2/2022 (d)	500,000	464,792
6.95%, 3/20/2019	150,000	177,274
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	45,479
6.25%, 4/1/2019	250,000	298,748
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019 (d)	200,000	197,908
4.25%, 6/15/2023 (d)	200,000	198,138
Joy Global, Inc. 5.13%, 10/15/2021 (a)	80,000	83,515
Kennametal, Inc. 2.65%, 11/1/2019	100,000	95,430
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022 (a)	300,000	283,443
3.40%, 12/1/2021 (a)	100,000	99,516

		4,254,330

MEDIA — 4.1%
CBS Corp.:
1.95%, 7/1/2017	100,000	100,215
3.38%, 3/1/2022	150,000	142,649
4.30%, 2/15/2021	100,000	102,938
8.88%, 5/15/2019	145,000	186,250
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	98,191
Comcast Corp.:
3.13%, 7/15/2022	600,000	586,728
5.15%, 3/1/2020	250,000	282,899
5.70%, 5/15/2018	315,000	366,357
5.90%, 3/15/2016	250,000	279,152
6.50%, 1/15/2015	500,000	537,297
6.50%, 1/15/2017	250,000	290,486
Cox Communications, Inc. 5.45%, 12/15/2014	160,000	168,754
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	200,000	192,430
3.13%, 2/15/2016	250,000	258,096
3.50%, 3/1/2016	250,000	260,455
3.55%, 3/15/2015	395,000	409,072
Series WI 3.80%, 3/15/2022	250,000	232,489
4.75%, 10/1/2014	500,000	519,395
5.00%, 3/1/2021	150,000	154,507
5.20%, 3/15/2020	350,000	372,287
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	143,267
3.70%, 6/1/2015	250,000	261,652
4.38%, 6/15/2021	100,000	105,735
5.05%, 6/1/2020	200,000	221,817
5.63%, 8/15/2019	100,000	113,803
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	522,929
4.38%, 4/1/2021	500,000	538,274
5.15%, 4/30/2020	210,000	237,873
News America, Inc.:
3.00%, 9/15/2022	250,000	233,702
4.50%, 2/15/2021	200,000	210,655
6.90%, 3/1/2019	260,000	314,095
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	289,387
4.45%, 8/15/2020	250,000	260,997
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	91,996
8.63%, 1/15/2019	150,000	190,214
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	98,293
6.25%, 11/15/2014	100,000	105,250
The Walt Disney Co.:
0.88%, 12/1/2014 (a)	200,000	201,160
1.13%, 2/15/2017 (a)	500,000	492,394

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.35%, 12/1/2022	$250,000	$231,000
3.75%, 6/1/2021	200,000	208,553
5.50%, 3/15/2019	300,000	345,795
The Washington Post Co. 7.25%, 2/1/2019	100,000	118,147
Thomson Reuters Corp. 6.50%, 7/15/2018	405,000	476,469
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	250,000	232,755
5.00%, 2/1/2020	500,000	504,881
5.85%, 5/1/2017	500,000	542,918
8.25%, 4/1/2019	200,000	229,990
8.75%, 2/14/2019	500,000	591,426
Time Warner, Inc.:
4.70%, 1/15/2021	500,000	534,362
4.88%, 3/15/2020 (a)	350,000	382,490
5.88%, 11/15/2016	740,000	837,762
Viacom, Inc.:
2.50%, 9/1/2018	100,000	100,044
3.13%, 6/15/2022	250,000	234,603
3.25%, 3/15/2023	100,000	92,514
3.50%, 4/1/2017	100,000	105,428
3.88%, 12/15/2021	250,000	248,372
6.25%, 4/30/2016	400,000	446,019

		16,637,668

METALS & MINING — 2.9%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	500,000	492,456
6.15%, 8/15/2020 (a)	200,000	208,524
6.75%, 7/15/2018	205,000	223,825
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	100,402
Barrick Gold Corp.:
2.90%, 5/30/2016	250,000	252,716
3.85%, 4/1/2022 (a)	250,000	219,675
6.95%, 4/1/2019	650,000	737,317
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	46,393
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	250,000	251,646
1.63%, 2/24/2017	250,000	251,361
1.88%, 11/21/2016	500,000	510,436
2.05%, 9/30/2018	250,000	250,711
2.88%, 2/24/2022 (a)	200,000	190,014
3.25%, 11/21/2021	250,000	245,285
5.25%, 12/15/2015	500,000	547,427
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	38,894
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (a)	250,000	250,086
4.88%, 4/1/2021 (a)	100,000	93,755
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018 (d)	750,000	724,188
3.10%, 3/15/2020 (d)	250,000	234,369
3.55%, 3/1/2022	800,000	733,065
3.88%, 3/15/2023 (d)	250,000	229,574
Newmont Mining Corp. 3.50%, 3/15/2022	250,000	218,119
Nucor Corp.:
4.00%, 8/1/2023	150,000	146,791
5.75%, 12/1/2017	250,000	283,329
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	249,798
2.88%, 8/21/2022 (a)	150,000	136,969
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	153,364
3.50%, 11/2/2020	400,000	397,062
3.75%, 9/20/2021	150,000	147,782
6.50%, 7/15/2018 (a)	725,000	852,938
9.00%, 5/1/2019	300,000	388,486
Southern Copper Corp. 3.50%, 11/8/2022 (a)	89,000	81,132
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	228,340
4.50%, 1/15/2021	600,000	588,346
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	96,008
5.63%, 9/15/2019	360,000	391,916
6.25%, 1/23/2017	500,000	559,376
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	161,594

		11,913,469

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc.:
3.25%, 4/15/2023	250,000	228,380
4.45%, 3/15/2021	250,000	267,698
5.60%, 11/15/2016	300,000	337,617
6.40%, 6/15/2018	250,000	296,437
8.88%, 1/15/2019	250,000	323,591
MidAmerican Energy Co. 2.40%, 3/15/2019	150,000	152,736
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	563,688
NSTAR 4.50%, 11/15/2019	150,000	164,340
Sempra Energy:
6.15%, 6/15/2018	400,000	465,964
6.50%, 6/1/2016	395,000	446,369
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	717,209

		3,964,029

MULTILINE RETAIL — 0.4%
Kohl’s Corp.:
4.00%, 11/1/2021	150,000	149,298
4.75%, 12/15/2023 (a)	200,000	207,767
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	100,000	98,995
4.38%, 9/1/2023	90,000	91,830
7.88%, 7/15/2015	250,000	279,552
Nordstrom, Inc. 6.25%, 1/15/2018	500,000	574,906
Target Corp. 2.90%, 1/15/2022	100,000	97,343

		1,499,691

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	411,749
4.50%, 5/15/2021	250,000	259,496
5.63%, 12/15/2019 (a)	350,000	388,261

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.35%, 5/15/2018 (a)	$150,000	$171,950

		1,231,456

OIL, GAS & CONSUMABLE FUELS — 8.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	336,826
6.95%, 6/15/2019	155,000	187,874
8.70%, 3/15/2019	350,000	449,907
Apache Corp.:
3.25%, 4/15/2022	500,000	486,579
6.90%, 9/15/2018	300,000	366,011
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	232,347
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	166,383
BP Capital Markets PLC:
1.85%, 5/5/2017	250,000	251,964
2.24%, 9/26/2018	250,000	250,835
2.25%, 11/1/2016	250,000	257,098
2.50%, 11/6/2022	100,000	90,308
2.75%, 5/10/2023	250,000	228,686
4.74%, 3/11/2021	455,000	493,978
4.75%, 3/10/2019	375,000	413,258
Buckeye Partners LP 4.88%, 2/1/2021 (a)	250,000	255,502
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	246,193
5.70%, 5/15/2017	205,000	231,831
Cenovus Energy, Inc. 3.00%, 8/15/2022	250,000	234,724
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	70,210
6.15%, 5/1/2016	250,000	279,174
Chevron Corp.:
1.10%, 12/5/2017	250,000	245,107
1.72%, 6/24/2018	350,000	348,071
2.36%, 12/5/2022	500,000	462,157
3.19%, 6/24/2023	350,000	341,471
4.95%, 3/3/2019	205,000	234,905
ConocoPhillips:
4.60%, 1/15/2015	150,000	157,738
5.75%, 2/1/2019	360,000	421,203
6.00%, 1/15/2020	450,000	529,134
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	283,513
DCP Midstream Operating LP 2.50%, 12/1/2017	250,000	247,648
Devon Energy Corp. 2.40%, 7/15/2016	500,000	514,232
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	170,434
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	168,559
Enbridge Energy Partners LP:
5.20%, 3/15/2020 (a)	250,000	269,597
9.88%, 3/1/2019	250,000	327,429
Enbridge, Inc. 5.60%, 4/1/2017	250,000	279,020
EnCana Corp. 6.50%, 5/15/2019	310,000	364,161
Energy Transfer Partners LP:
4.15%, 10/1/2020	150,000	153,897
5.20%, 2/1/2022	250,000	263,164
5.95%, 2/1/2015	250,000	265,737
6.70%, 7/1/2018	250,000	292,584
Ensco PLC:
3.25%, 3/15/2016	400,000	417,549
4.70%, 3/15/2021	125,000	132,425
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	401,383
3.20%, 2/1/2016	100,000	104,882
3.35%, 3/15/2023	250,000	236,210
5.25%, 1/31/2020	100,000	110,824
Series G 5.60%, 10/15/2014	150,000	157,471
6.30%, 9/15/2017	610,000	708,264
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	363,164
4.40%, 6/1/2020	250,000	269,147
EQT Corp. 8.13%, 6/1/2019	150,000	179,905
Hess Corp. 8.13%, 2/15/2019	100,000	125,305
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	305,144
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	148,596
3.45%, 2/15/2023	200,000	186,287
3.95%, 9/1/2022	150,000	147,033
4.15%, 3/1/2022	150,000	149,068
5.30%, 9/15/2020	200,000	217,952
6.00%, 2/1/2017	505,000	571,730
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	179,064
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	149,918
2.80%, 11/1/2022	250,000	232,440
6.00%, 10/1/2017	300,000	344,167
Marathon Petroleum Corp. 5.13%, 3/1/2021	300,000	322,101
Murphy Oil Corp. 2.50%, 12/1/2017	200,000	198,899
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	258,245
8.25%, 3/1/2019	150,000	187,054
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	240,958
4.90%, 8/1/2020	200,000	208,616
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	252,129
2.50%, 2/1/2016	300,000	310,878
2.70%, 2/15/2023	250,000	230,382
4.10%, 2/1/2021	250,000	261,766
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	76,529
3.25%, 2/1/2016	50,000	51,956
3.38%, 10/1/2022	250,000	229,581
6.15%, 10/1/2016	150,000	168,620
ONEOK, Inc. 4.25%, 2/1/2022	150,000	140,278
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	172,420
PC Financial Partnership 5.00%, 11/15/2014	250,000	261,629

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Phillips 66:
2.95%, 5/1/2017	$350,000	$362,793
4.30%, 4/1/2022	350,000	355,784
Pioneer Natural Resources Co. 7.50%, 1/15/2020	250,000	306,180
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	91,129
5.00%, 2/1/2021	250,000	272,066
5.75%, 1/15/2020	250,000	283,179
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	181,351
Shell International Finance BV:
1.13%, 8/21/2017	500,000	494,812
1.90%, 8/10/2018	250,000	250,461
2.25%, 1/6/2023	150,000	135,960
2.38%, 8/21/2022	300,000	276,181
3.10%, 6/28/2015	150,000	156,416
3.40%, 8/12/2023	250,000	246,934
4.30%, 9/22/2019	350,000	385,376
Southern Natural Gas Co.:
4.40%, 6/15/2021	250,000	257,934
5.90%, 4/1/2017 (d)	250,000	282,891
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	249,693
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	307,521
Spectra Energy Partners LP 2.95%, 9/25/2018	350,000	355,444
Suncor Energy, Inc. 6.10%, 6/1/2018 (a)	150,000	174,936
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	139,027
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	194,754
7.75%, 6/1/2019	150,000	181,728
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	260,067
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	496,668
Total Capital International SA:
1.00%, 8/12/2016 (a)	250,000	249,821
1.55%, 6/28/2017 (a)	100,000	100,290
2.70%, 1/25/2023	200,000	186,638
2.88%, 2/17/2022	150,000	143,788
Total Capital SA:
2.13%, 8/10/2018	200,000	200,689
2.30%, 3/15/2016	250,000	258,262
3.00%, 6/24/2015	250,000	259,756
3.13%, 10/2/2015	300,000	313,669
4.13%, 1/28/2021	250,000	264,849
4.45%, 6/24/2020 (a)	300,000	327,122
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	185,000	183,850
0.88%, 3/2/2015	150,000	149,997
2.50%, 8/1/2022	250,000	229,020
3.80%, 10/1/2020	450,000	468,877
7.13%, 1/15/2019	150,000	182,172
Transocean, Inc.:
2.50%, 10/15/2017	250,000	250,573
4.95%, 11/15/2015	350,000	375,684
6.38%, 12/15/2021	550,000	608,603
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	285,780
6.13%, 2/1/2020	145,000	166,108
Weatherford International, Ltd.:
4.50%, 4/15/2022 (a)	250,000	246,718
9.63%, 3/1/2019	500,000	631,273
Western Gas Partners LP 4.00%, 7/1/2022	67,000	64,982
Williams Partners LP:
3.80%, 2/15/2015	265,000	275,172
4.00%, 11/15/2021	150,000	148,782
4.13%, 11/15/2020	150,000	152,760
5.25%, 3/15/2020	450,000	489,234
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	116,915
6.50%, 12/15/2018	250,000	308,270

		35,618,357

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	262,735
International Paper Co.:
4.75%, 2/15/2022 (a)	110,000	115,377
7.50%, 8/15/2021	500,000	613,811
7.95%, 6/15/2018	250,000	309,616
9.38%, 5/15/2019	130,000	171,233

		1,472,772

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	205,315
4.60%, 3/15/2020	71,000	73,540
The Procter & Gamble Co. 4.70%, 2/15/2019	250,000	283,670

		562,525

PHARMACEUTICALS — 3.6%
Abbott Laboratories 4.13%, 5/27/2020	350,000	379,785
AbbVie, Inc.:
1.20%, 11/6/2015	500,000	502,314
1.75%, 11/6/2017	1,000,000	992,546
2.90%, 11/6/2022	500,000	467,924
Allergan, Inc. 5.75%, 4/1/2016 (a)	200,000	221,169
AstraZeneca PLC 5.90%, 9/15/2017	250,000	289,586
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022 (a)	100,000	89,620
5.45%, 5/1/2018	350,000	404,453
Eli Lilly & Co. 5.20%, 3/15/2017	200,000	225,621
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	350,000	350,856
2.85%, 5/8/2022	350,000	334,272
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	350,000	349,358
2.80%, 3/18/2023	350,000	328,835
5.65%, 5/15/2018	310,000	360,307
Johnson & Johnson:
5.15%, 7/15/2018	358,000	413,851

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.55%, 8/15/2017	$100,000	$115,424
McKesson Corp.:
0.95%, 12/4/2015	250,000	250,126
3.25%, 3/1/2016	250,000	263,241
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	164,948
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	317,111
Merck & Co., Inc.:
1.30%, 5/18/2018	167,000	163,014
2.40%, 9/15/2022	500,000	462,842
5.00%, 6/30/2019	710,000	808,936
Merck Sharp & Dohme Corp. 4.00%, 6/30/2015	250,000	264,856
Mylan, Inc. 2.60%, 6/24/2018 (d)	200,000	199,643
Novartis Capital Corp. 2.40%, 9/21/2022 (a)	250,000	232,314
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	750,000	857,439
Perrigo Co. 2.95%, 5/15/2023	100,000	96,187
Pfizer, Inc.:
1.50%, 6/15/2018	250,000	247,858
3.00%, 6/15/2023	250,000	239,419
5.35%, 3/15/2015	350,000	373,123
6.20%, 3/15/2019	710,000	851,605
Sanofi:
1.25%, 4/10/2018 (a)	341,000	332,303
2.63%, 3/29/2016	300,000	312,923
4.00%, 3/29/2021	250,000	264,634
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	291,058
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	257,381
3.65%, 11/10/2021	300,000	296,503
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	258,448
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	500,000	495,896
Wyeth 5.45%, 4/1/2017	350,000	397,097
Zoetis, Inc.:
1.15%, 2/1/2016 (d)	30,000	30,051
1.88%, 2/1/2018 (d)	150,000	148,977
3.25%, 2/1/2023 (d)	213,000	200,363

		14,904,217

REAL ESTATE — 0.1%
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	255,341

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	239,852
American Tower Corp. 3.50%, 1/31/2023	300,000	264,327
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	250,000	254,942
5.75%, 9/15/2016	100,000	111,855
BioMed Realty LP 4.25%, 7/15/2022	250,000	244,282
Boston Properties LP:
3.70%, 11/15/2018	100,000	105,756
3.85%, 2/1/2023	500,000	487,029
5.63%, 4/15/2015	250,000	267,906
5.63%, 11/15/2020	150,000	170,124
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	215,808
Camden Property Trust 4.63%, 6/15/2021	50,000	52,662
CommonWealth REIT 6.25%, 6/15/2017	100,000	107,666
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	90,345
DDR Corp. 3.38%, 5/15/2023	250,000	226,977
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	228,425
5.25%, 3/15/2021	350,000	368,474
Duke Realty LP 7.38%, 2/15/2015	300,000	323,729
EPR Properties 5.75%, 8/15/2022	100,000	101,573
ERP Operating LP:
4.63%, 12/15/2021	550,000	579,039
5.75%, 6/15/2017	110,000	123,738
6.58%, 4/13/2015	250,000	270,882
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	92,630
HCP, Inc.:
3.15%, 8/1/2022	100,000	91,493
3.75%, 2/1/2016	55,000	58,119
5.38%, 2/1/2021	250,000	270,744
6.30%, 9/15/2016	150,000	169,318
6.70%, 1/30/2018	250,000	293,168
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	246,963
4.95%, 1/15/2021	350,000	369,280
6.20%, 6/1/2016	100,000	111,610
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	168,905
Hospitality Properties Trust 6.30%, 6/15/2016	200,000	216,311
Host Hotels & Resorts LP 4.75%, 3/1/2023	150,000	150,354
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	97,804
Kilroy Realty LP 4.80%, 7/15/2018	250,000	271,203
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	282,383
6.88%, 10/1/2019	100,000	120,463
Liberty Property LP 5.50%, 12/15/2016	250,000	275,593
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	148,871
3.15%, 5/15/2023	100,000	87,838
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	95,075

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ProLogis LP 6.25%, 3/15/2017	$400,000	$450,205
Realty Income Corp.:
5.95%, 9/15/2016	250,000	279,536
6.75%, 8/15/2019	350,000	413,146
Regency Centers LP 5.88%, 6/15/2017	150,000	167,297
Simon Property Group LP:
2.15%, 9/15/2017	500,000	507,330
4.38%, 3/1/2021	150,000	157,823
5.10%, 6/15/2015	200,000	214,266
5.65%, 2/1/2020 (a)	550,000	626,621
5.88%, 3/1/2017	200,000	225,705
UDR, Inc.:
4.25%, 6/1/2018	200,000	212,688
4.63%, 1/10/2022	50,000	51,544
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	146,530
2.00%, 2/15/2018	250,000	244,647
4.25%, 3/1/2022	150,000	150,844
4.75%, 6/1/2021	100,000	105,120
Vornado Realty LP 5.00%, 1/15/2022	150,000	155,994
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	95,821
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	230,740

		12,889,373

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022	200,000	192,492
3.45%, 9/15/2021	200,000	199,761
5.75%, 3/15/2018	400,000	461,051
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	90,542
5.55%, 3/1/2019	250,000	289,496
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (a)	150,000	157,746
CSX Corp.:
6.25%, 4/1/2015	250,000	269,780
7.38%, 2/1/2019	205,000	251,839
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020 (d)	150,000	143,332
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	95,795
3.25%, 12/1/2021	250,000	245,619
5.75%, 1/15/2016 (a)	150,000	165,809
5.90%, 6/15/2019	250,000	292,895
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	145,242
3.15%, 3/2/2015	250,000	255,499
Union Pacific Corp.:
2.95%, 1/15/2023	250,000	237,675
3.65%, 2/15/2024 (d)	231,000	229,966
4.16%, 7/15/2022	100,000	105,222
Wabtec Corp. 4.38%, 8/15/2023	100,000	100,448

		3,930,209

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	104,889
Broadcom Corp. 2.70%, 11/1/2018	150,000	153,951
Intel Corp.:
1.35%, 12/15/2017	350,000	345,890
1.95%, 10/1/2016	400,000	411,499
2.70%, 12/15/2022 (a)	250,000	231,229
3.30%, 10/1/2021	227,000	225,924
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	116,628
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	157,386
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,769
1.65%, 8/3/2019	350,000	336,888

		2,184,053

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	206,413
BMC Software, Inc. 4.25%, 2/15/2022	150,000	147,000
CA, Inc.:
2.88%, 8/15/2018	150,000	151,257
6.13%, 12/1/2014	150,000	158,663
Intuit, Inc. 5.75%, 3/15/2017	150,000	167,250
Microsoft Corp.:
1.00%, 5/1/2018 (a)	250,000	243,505
2.38%, 5/1/2023 (a)	250,000	226,919
2.50%, 2/8/2016	250,000	260,330
4.20%, 6/1/2019	435,000	480,126
Oracle Corp.:
1.20%, 10/15/2017	250,000	245,237
2.38%, 1/15/2019	350,000	351,469
2.50%, 10/15/2022	250,000	230,437
3.63%, 7/15/2023	250,000	249,111
5.00%, 7/8/2019	750,000	846,260
5.75%, 4/15/2018	250,000	291,191
Symantec Corp.:
2.75%, 9/15/2015	125,000	128,669
4.20%, 9/15/2020	350,000	355,951

		4,739,788

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	49,256
AutoZone, Inc. 5.75%, 1/15/2015	300,000	318,894
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	256,957
3.12%, 4/15/2022	250,000	245,428
3.88%, 9/15/2023 (a)	150,000	152,517
4.63%, 4/15/2020	125,000	137,616
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	104,790
QVC, Inc. 4.38%, 3/15/2023	150,000	139,063

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Gap, Inc. 5.95%, 4/12/2021	$250,000	$276,087
The Home Depot, Inc.:
2.25%, 9/10/2018	143,000	144,847
3.95%, 9/15/2020	250,000	267,758
5.40%, 3/1/2016	500,000	553,342
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	92,135
4.20%, 8/15/2015	150,000	159,381

		2,898,071

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023 (a)	100,000	92,070
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,244

		142,314

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	534,483
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	143,562
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	262,250

		940,295

TOBACCO — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	273,675
4.13%, 9/11/2015	400,000	424,757
4.75%, 5/5/2021	400,000	423,820
9.70%, 11/10/2018	299,000	395,042
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	99,482
3.50%, 8/4/2016	45,000	47,141
6.88%, 5/1/2020 (a)	150,000	172,230
8.13%, 6/23/2019	250,000	303,156
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	350,000	343,885
2.50%, 8/22/2022	250,000	229,443
2.90%, 11/15/2021	250,000	242,259
5.65%, 5/16/2018	500,000	578,788
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	33,016
3.25%, 11/1/2022 (a)	250,000	228,867
4.85%, 9/15/2023	250,000	260,049
7.63%, 6/1/2016	155,000	181,166

		4,236,776

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp. 4.75%, 5/15/2015	175,000	183,282

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	254,269
3.13%, 7/16/2022	250,000	229,223
5.00%, 3/30/2020	350,000	375,686
American Tower Corp.:
3.40%, 2/15/2019 (a)	120,000	118,028
4.50%, 1/15/2018	100,000	105,537
4.63%, 4/1/2015	250,000	259,555
5.05%, 9/1/2020	100,000	101,935
AT&T, Inc.:
1.70%, 6/1/2017	250,000	249,203
4.45%, 5/15/2021	400,000	420,619
5.50%, 2/1/2018	1,048,000	1,185,992
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	260,000	332,536
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	291,466
6.75%, 8/20/2018	150,000	179,451
Embarq Corp. 7.08%, 6/1/2016	750,000	839,625
France Telecom SA:
2.75%, 9/14/2016	250,000	257,561
4.13%, 9/14/2021 (a)	100,000	100,652
5.38%, 7/8/2019	200,000	220,856
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	515,617
Telecom Italia Capital SA 7.18%, 6/18/2019 (a)	375,000	411,361
Telefonica Emisiones SAU:
3.19%, 4/27/2018	500,000	492,291
3.99%, 2/16/2016	105,000	108,649
4.57%, 4/27/2023	250,000	238,812
4.95%, 1/15/2015	500,000	518,165
5.13%, 4/27/2020 (a)	255,000	260,347
6.22%, 7/3/2017	250,000	275,673
Verizon Communications, Inc. 6.35%, 4/1/2019	450,000	528,654
Vodafone Group PLC:
0.90%, 2/19/2016	500,000	495,026
1.25%, 9/26/2017	250,000	242,476
1.50%, 2/19/2018	250,000	242,316
2.50%, 9/26/2022	250,000	221,086
2.95%, 2/19/2023 (a)	250,000	228,370
4.38%, 3/16/2021	250,000	260,608
5.63%, 2/27/2017	450,000	504,384

		11,066,029

TOTAL CORPORATE BONDS & NOTES —
(Cost $402,138,611)		405,264,205

	Shares
SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	12,846,083	12,846,083
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	2,540,650	2,540,650

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $15,386,733)		15,386,733

TOTAL INVESTMENTS — 102.4% (i)
(Cost $417,525,344)		420,650,938
OTHER ASSETS & LIABILITIES — (2.4)%		(9,965,167)

NET ASSETS — 100.0%		$410,685,771

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp. 3.60%, 11/15/2042	$100,000	$83,045
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	56,246
5.70%, 3/15/2036	100,000	114,218
Lockheed Martin Corp.:
4.07%, 12/15/2042	60,000	52,551
4.85%, 9/15/2041	100,000	99,228
6.15%, 9/1/2036	130,000	148,877
Northrop Grumman Corp. 4.75%, 6/1/2043	125,000	117,596
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	64,323
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	44,098
Raytheon Co.:
4.70%, 12/15/2041	50,000	48,994
7.20%, 8/15/2027	50,000	62,525
The Boeing Co. 6.88%, 3/15/2039	100,000	133,347
United Technologies Corp.:
4.50%, 6/1/2042	147,000	143,046
5.40%, 5/1/2035	150,000	166,944
5.70%, 4/15/2040	100,000	115,561
6.05%, 6/1/2036	100,000	119,151
6.13%, 7/15/2038	130,000	156,493

		1,726,243

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 3.88%, 8/1/2042	41,000	34,044
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	103,397
6.20%, 1/15/2038	125,000	152,787

		290,228

AIRLINES — 0.5%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	150,000	146,250
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	100,000	96,000
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025	150,000	138,750

		381,000

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	49,124
5.70%, 3/1/2041	50,000	51,978

		101,102

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	254,389
Ford Motor Co.:
4.75%, 1/15/2043	200,000	178,521
7.45%, 7/16/2031	200,000	243,083

		675,993

BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	121,998
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	124,000	106,544
6.38%, 1/15/2040	190,000	234,382
8.00%, 11/15/2039	100,000	144,797
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	76,206
Diageo Capital PLC 3.88%, 4/29/2043 (a)	30,000	25,848
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	32,118
7.45%, 4/15/2035	150,000	198,824
Molson Coors Brewing Co. 5.00%, 5/1/2042	100,000	96,879
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	108,348
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	88,780
4.88%, 11/1/2040	50,000	50,405
5.50%, 1/15/2040	50,000	55,026
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	50,000	63,011

		1,403,166

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
5.15%, 11/15/2041	225,000	217,818
5.38%, 5/15/2043	175,000	175,094
6.38%, 6/1/2037	150,000	170,030
6.40%, 2/1/2039	150,000	168,970
Genentech, Inc. 5.25%, 7/15/2035	100,000	106,722
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	110,143

		948,777

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	91,000	95,047

CAPITAL MARKETS — 2.0%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	47,570
6.45%, 6/8/2027	100,000	103,505
Morgan Stanley:
6.25%, 8/9/2026	50,000	55,529
6.38%, 7/24/2042	150,000	170,016
7.25%, 4/1/2032	100,000	121,199
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	100,000	104,983
6.13%, 2/15/2033	100,000	109,004
6.25%, 2/1/2041	230,000	257,747
6.45%, 5/1/2036	150,000	152,303
6.75%, 10/1/2037	522,000	542,887

		1,664,743

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CHEMICALS — 1.7%
Agrium, Inc. 6.13%, 1/15/2041	$125,000	$132,102
CF Industries, Inc. 4.95%, 6/1/2043	25,000	22,557
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043 (a)	50,000	44,829
5.60%, 12/15/2036	100,000	107,590
Eastman Chemical Co. 4.80%, 9/1/2042 (a)	100,000	93,892
Ecolab, Inc. 5.50%, 12/8/2041	100,000	106,862
LYB International Finance BV 5.25%, 7/15/2043	164,000	160,818
Monsanto Co.:
3.60%, 7/15/2042	37,000	31,018
5.88%, 4/15/2038	100,000	114,441
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	108,160
Rohm & Haas Co. 7.85%, 7/15/2029	200,000	259,360
The Dow Chemical Co.:
4.38%, 11/15/2042	50,000	43,101
9.40%, 5/15/2039	105,000	151,570
The Sherwin-Williams Co. 4.00%, 12/15/2042	50,000	43,111

		1,419,411

COMMERCIAL BANKS — 2.9%
Bank One Corp. 7.63%, 10/15/2026	100,000	125,825
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	103,398
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	129,088
HSBC Bank USA NA 5.88%, 11/1/2034	100,000	106,311
HSBC Holdings PLC:
6.10%, 1/14/2042	100,000	117,895
6.50%, 5/2/2036	150,000	170,930
6.50%, 9/15/2037	270,000	308,815
6.80%, 6/1/2038	100,000	117,868
7.63%, 5/17/2032	100,000	122,290
JPMorgan Chase & Co. 5.60%, 7/15/2041	150,000	160,579
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	126,236
Wachovia Bank NA 6.60%, 1/15/2038	250,000	305,027
Wachovia Corp.:
5.50%, 8/1/2035	50,000	51,144
7.50%, 4/15/2035	200,000	232,757
Wells Fargo & Co. 5.38%, 2/7/2035	100,000	106,639
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	94,750

		2,379,552

COMMERCIAL SERVICES & SUPPLIES — 0.6%
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	41,383
Republic Services, Inc. 5.70%, 5/15/2041	150,000	160,441
Waste Management, Inc. 7.75%, 5/15/2032	200,000	261,185

		463,009

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040 (a)	150,000	165,079
5.90%, 2/15/2039	145,000	166,591
Harris Corp. 6.15%, 12/15/2040	50,000	53,660
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	99,051
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	60,332

		544,713

COMPUTERS & PERIPHERALS — 0.4%
Apple, Inc. 3.85%, 5/4/2043	200,000	168,167
Dell, Inc. 7.10%, 4/15/2028	50,000	46,500
Hewlett-Packard Co. 6.00%, 9/15/2041	75,000	68,659

		283,326

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	56,223

DIVERSIFIED CONSUMER SERVICES — 0.3%
Johns Hopkins University 4.08%, 7/1/2053	100,000	89,615
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	117,198

		206,813

DIVERSIFIED FINANCIAL SERVICES — 6.1%
American Express Co. 4.05%, 12/3/2042	85,000	73,951
Aon Corp. 6.25%, 9/30/2040	50,000	56,851
Bank of America Corp. 5.88%, 2/7/2042 (a)	125,000	139,009
Citigroup, Inc.:
5.85%, 12/11/2034	71,000	75,734
5.88%, 2/22/2033	150,000	148,350
5.88%, 5/29/2037	100,000	110,267
5.88%, 1/30/2042	100,000	111,203
6.00%, 10/31/2033	100,000	100,332
6.13%, 8/25/2036	150,000	150,065
6.63%, 6/15/2032	150,000	160,948
6.88%, 3/5/2038	105,000	129,656
8.13%, 7/15/2039	150,000	208,626
Credit Suisse USA, Inc. 7.13%, 7/15/2032	75,000	97,848
General Electric Capital Corp.:
5.88%, 1/14/2038	510,000	557,062
6.75%, 3/15/2032	330,000	393,684

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 1/10/2039	$430,000	$527,070
General Electric Capital Corp., Series A 6.15%, 8/7/2037	100,000	112,878
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	127,971
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	194,000
JPMorgan Chase & Co.:
5.40%, 1/6/2042	100,000	104,906
5.50%, 10/15/2040	100,000	105,515
5.63%, 8/16/2043	50,000	49,669
6.40%, 5/15/2038	185,000	217,891
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	215,000	221,466
6.75%, 6/1/2028	150,000	168,401
7.75%, 5/14/2038	120,000	147,344
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	125,000	169,403
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	107,442
The Western Union Co. 6.20%, 11/17/2036	50,000	48,674
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	123,037

		4,939,253

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.:
4.30%, 12/15/2042	292,000	242,406
4.35%, 6/15/2045	148,000	121,614
5.55%, 8/15/2041	250,000	247,502
6.40%, 5/15/2038	100,000	107,519
6.50%, 9/1/2037	100,000	110,079
British Telecommunications PLC 9.63%, 12/15/2030	250,000	368,424
Qwest Corp.:
7.25%, 9/15/2025	100,000	111,751
7.25%, 10/15/2035	100,000	97,500
Verizon Communications, Inc.:
3.85%, 11/1/2042 (a)	100,000	78,727
4.75%, 11/1/2041	200,000	179,427
6.00%, 4/1/2041	100,000	105,132
6.25%, 4/1/2037	250,000	269,351
6.40%, 9/15/2033	352,000	391,413
6.55%, 9/15/2043	806,000	911,342
7.75%, 12/1/2030	170,000	209,510
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	138,671
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	114,985

		3,805,353

ELECTRIC UTILITIES — 11.6%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	107,352
6.00%, 3/1/2039	100,000	117,166
6.13%, 5/15/2038	70,000	82,508
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	52,750
6.70%, 8/15/2037	100,000	117,455
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	95,355
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	83,308
Cleco Power LLC 6.00%, 12/1/2040	100,000	107,728
CMS Energy Corp. 4.70%, 3/31/2043	29,000	26,216
Commonwealth Edison Co. 3.80%, 10/1/2042	50,000	43,121
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	115,455
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	75,000	69,470
5.50%, 12/1/2039	75,000	84,331
5.70%, 12/1/2036	130,000	148,805
5.70%, 6/15/2040	50,000	57,802
Dominion Resources, Inc:
5.95%, 6/15/2035	100,000	111,481
7.00%, 6/15/2038	100,000	126,163
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	125,000	116,792
6.10%, 6/1/2037	100,000	115,142
6.45%, 10/15/2032	100,000	118,756
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	180,000	219,742
Duke Energy Progress, Inc. 4.10%, 3/15/2043	50,000	45,457
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	111,784
Exelon Corp. 5.63%, 6/15/2035	200,000	198,844
Exelon Generation Co. LLC:
5.60%, 6/15/2042	60,000	57,913
6.25%, 10/1/2039	60,000	62,604
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	98,543
Florida Power & Light Co.:
3.80%, 12/15/2042	100,000	87,636
4.13%, 2/1/2042	100,000	92,951
5.69%, 3/1/2040	115,000	131,720
5.85%, 5/1/2037	50,000	58,929
6.20%, 6/1/2036	150,000	182,329
Florida Power Corp.:
6.35%, 9/15/2037	100,000	121,584
6.40%, 6/15/2038	80,000	98,120
Georgia Power Co. 4.75%, 9/1/2040	125,000	121,828
Iberdrola International BV 6.75%, 7/15/2036 (a)	100,000	105,757
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	60,479
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	981	981
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	50,210
6.05%, 11/15/2035	50,000	55,398
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	80,152

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	$100,000	$112,538
8.48%, 9/15/2028	125,000	170,941
Mississippi Power Co. 4.25%, 3/15/2042	100,000	88,389
Nevada Power Co.:
5.38%, 9/15/2040	75,000	81,831
6.65%, 4/1/2036	100,000	123,056
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	94,008
5.95%, 6/15/2041	100,000	103,156
Northern States Power Co.:
3.40%, 8/15/2042	100,000	81,328
5.35%, 11/1/2039	50,000	55,491
Oglethorpe Power Corp.:
4.20%, 12/1/2042 (a)	50,000	43,403
5.38%, 11/1/2040	65,000	66,919
5.95%, 11/1/2039	50,000	55,542
Ohio Edison Co. 6.88%, 7/15/2036	100,000	111,840
Ohio Power Co. 6.60%, 2/15/2033	102,000	119,421
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	100,000	105,738
7.50%, 9/1/2038	125,000	165,516
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	175,000	163,681
5.80%, 3/1/2037	150,000	163,150
6.05%, 3/1/2034	250,000	279,191
PacifiCorp 6.00%, 1/15/2039	100,000	118,761
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	46,231
7.90%, 12/15/2038	100,000	143,689
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	55,000	59,052
6.25%, 5/15/2039	50,000	60,867
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	110,279
7.75%, 3/1/2031	90,000	114,619
Public Service Co. of Colorado 6.25%, 9/1/2037	100,000	125,113
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	100,000	90,888
5.50%, 3/1/2040	100,000	113,330
5.80%, 5/1/2037	100,000	116,825
Puget Sound Energy, Inc.:
4.43%, 11/15/2041 (a)	100,000	95,855
5.48%, 6/1/2035	125,000	136,043
5.80%, 3/15/2040	55,000	62,961
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	22,926
4.30%, 4/1/2042	100,000	96,481
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	121,184
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	46,746
5.30%, 5/15/2033	50,000	53,015
5.45%, 2/1/2041 (a)	50,000	53,914
Southern California Edison Co.:
3.90%, 3/15/2043	50,000	44,230
4.05%, 3/15/2042	100,000	91,011
4.50%, 9/1/2040	50,000	48,697
5.95%, 2/1/2038	100,000	116,861
6.00%, 1/15/2034	100,000	117,296
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	56,903
Southern Power Co. 5.25%, 7/15/2043	50,000	49,840
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	110,363
Tampa Electric Co.:
4.10%, 6/15/2042	100,000	89,136
6.55%, 5/15/2036	50,000	61,667
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	60,862
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	67,593
5.70%, 10/1/2037	50,000	56,986
Union Electric Co. 8.45%, 3/15/2039	100,000	148,965
Virginia Electric and Power Co. 6.00%, 5/15/2037	89,000	105,100
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	92,943
Wisconsin Electric Power Co. 3.65%, 12/15/2042	50,000	42,976
Wisconsin Power & Light Co. 6.38%, 8/15/2037	50,000	61,353
Xcel Energy, Inc. 4.80%, 9/15/2041	100,000	96,699

		9,433,516

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	175,855

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
5.75%, 8/15/2040	75,000	83,013
7.25%, 8/15/2036	50,000	59,419

		142,432

ENERGY EQUIPMENT & SERVICES — 1.1%
Cameron International Corp. 5.95%, 6/1/2041	100,000	111,390
Halliburton Co.:
4.75%, 8/1/2043	150,000	148,085
6.70%, 9/15/2038	100,000	122,590
7.45%, 9/15/2039	100,000	132,884
National Oilwell Varco, Inc. 3.95%, 12/1/2042	150,000	131,780
Weatherford International, Inc. 6.80%, 6/15/2037	100,000	103,702
Weatherford International, Ltd./Bermuda:
6.50%, 8/1/2036	125,000	125,121
6.75%, 9/15/2040	50,000	51,637

		927,189

FOOD & STAPLES RETAILING — 3.0%
CVS Caremark Corp.:
5.75%, 5/15/2041	100,000	110,825
6.13%, 9/15/2039	100,000	115,118

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 6/1/2027	$100,000	$118,637
Delhaize America LLC 9.00%, 4/15/2031	50,000	61,339
Safeway, Inc. 7.25%, 2/1/2031	100,000	101,260
Sysco Corp. 6.63%, 3/17/2039 (a)	100,000	123,742
The Kroger Co.:
5.15%, 8/1/2043	30,000	29,017
5.40%, 7/15/2040	100,000	99,001
7.50%, 4/1/2031	65,000	79,734
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040	175,000	176,404
5.00%, 10/25/2040	150,000	154,034
5.25%, 9/1/2035	380,000	407,258
5.63%, 4/1/2040 (a)	200,000	223,920
5.63%, 4/15/2041	100,000	112,186
5.88%, 4/5/2027	250,000	302,410
6.50%, 8/15/2037	175,000	216,392
Walgreen Co. 4.40%, 9/15/2042	50,000	44,588

		2,475,865

FOOD PRODUCTS — 2.2%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	118,671
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	131,085
5.38%, 9/15/2035	100,000	104,676
Campbell Soup Co. 3.80%, 8/2/2042	58,000	46,518
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (b)	150,000	169,286
7.13%, 10/1/2026	50,000	61,048
General Mills, Inc. 4.15%, 2/15/2043 (a)	50,000	45,487
Kellogg Co., Series B 7.45%, 4/1/2031	125,000	157,547
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	100,000	98,928
6.50%, 2/9/2040	50,000	58,696
6.88%, 1/26/2039	100,000	122,272
Kraft Foods, Inc.:
6.50%, 2/9/2040	215,000	252,393
7.00%, 8/11/2037	150,000	181,487
The Hershey Co. 7.20%, 8/15/2027	50,000	64,308
Unilever Capital Corp. 5.90%, 11/15/2032	110,000	135,549

		1,747,951

GAS UTILITIES — 0.4%
AGL Capital Corp.:
4.40%, 6/1/2043	100,000	91,910
5.88%, 3/15/2041	70,000	78,854
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	108,700
Piedmont Natural Gas Co., Inc. 4.65%, 8/1/2043	25,000	24,916
Southern California Gas Co. 3.75%, 9/15/2042	50,000	43,957

		348,337

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	85,314
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	116,420
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	125,167
Covidien International Finance SA 6.55%, 10/15/2037	100,000	124,453
Medtronic, Inc.:
4.00%, 4/1/2043 (a)	100,000	88,585
5.55%, 3/15/2040	100,000	111,637
St. Jude Medical, Inc. 4.75%, 4/15/2043	75,000	70,786

		722,362

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.:
4.50%, 5/15/2042	90,000	82,917
6.63%, 6/15/2036	100,000	119,288
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	54,427
CIGNA Corp.:
5.88%, 3/15/2041	100,000	111,845
7.88%, 5/15/2027	100,000	124,549
Humana, Inc. 4.63%, 12/1/2042	107,000	95,301
Kaiser Foundation Hospitals 4.88%, 4/1/2042	100,000	97,065
Mayo Clinic 4.00%, 11/15/2047	100,000	84,348
McKesson Corp. 6.00%, 3/1/2041	50,000	57,999
Quest Diagnostics, Inc.:
5.75%, 1/30/2040	100,000	99,042
6.95%, 7/1/2037 (a)	75,000	85,288
UnitedHealth Group, Inc.:
4.25%, 3/15/2043	50,000	45,170
4.38%, 3/15/2042	50,000	46,203
5.80%, 3/15/2036	50,000	55,570
5.95%, 2/15/2041	100,000	113,617
6.63%, 11/15/2037	100,000	121,483
6.88%, 2/15/2038	115,000	144,398
WellPoint, Inc.:
4.65%, 1/15/2043	100,000	91,475
5.10%, 1/15/2044 (a)	100,000	98,167
5.85%, 1/15/2036	50,000	53,766
5.95%, 12/15/2034	10,000	10,996
6.38%, 6/15/2037	130,000	148,325

		1,941,239

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	52,939
McDonald’s Corp.:
3.70%, 2/15/2042 (a)	50,000	43,836
4.88%, 7/15/2040	75,000	79,701
6.30%, 10/15/2037	100,000	125,915

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.30%, 3/1/2038	$75,000	$94,604
Yum! Brands, Inc. 6.88%, 11/15/2037	50,000	58,222

		455,217

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 5.15%, 3/1/2043 (a)	50,000	47,665

HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp. 5.30%, 3/1/2041	100,000	110,493
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	113,645
5.55%, 3/5/2037	150,000	173,350

		397,488

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	95,971

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 5.70%, 3/15/2037	150,000	171,856
General Electric Co. 4.13%, 10/9/2042	150,000	137,505
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	48,952
6.88%, 3/11/2038	100,000	120,956
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	115,324

		594,593

INSURANCE — 5.0%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	46,231
6.70%, 5/15/2036	50,000	63,663
Aflac, Inc.:
6.45%, 8/15/2040	50,000	59,064
6.90%, 12/17/2039	18,000	22,288
American International Group, Inc.:
6.25%, 5/1/2036	125,000	142,481
8.18%, 5/15/2058 (a)(c)	400,000	470,000
Aon PLC:
4.25%, 12/12/2042	20,000	17,052
4.45%, 5/24/2043	100,000	87,751
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,141
AXA SA 8.60%, 12/15/2030	165,000	197,175
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	50,000	45,878
5.75%, 1/15/2040	100,000	111,355
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	100,000	93,494
Chubb Corp. 6.50%, 5/15/2038	120,000	149,862
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	118,956
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	53,892
Genworth Financial, Inc. 6.50%, 6/15/2034	100,000	105,372
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	18,476
6.63%, 3/30/2040	50,000	60,261
Lincoln National Corp. 7.00%, 6/15/2040	100,000	125,973
Loews Corp. 4.13%, 5/15/2043	50,000	42,787
Markel Corp. 5.00%, 3/30/2043	33,000	30,511
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	53,877
MetLife, Inc.:
4.13%, 8/13/2042	50,000	44,109
5.70%, 6/15/2035	100,000	110,030
6.38%, 6/15/2034	100,000	119,178
6.40%, 12/15/2036	200,000	201,000
Principal Financial Group, Inc.:
4.63%, 9/15/2042	100,000	93,700
6.05%, 10/15/2036	50,000	57,201
Protective Life Corp. 8.45%, 10/15/2039	50,000	62,751
Prudential Financial, Inc.:
5.20%, 3/15/2044 (c)	150,000	137,250
5.40%, 6/13/2035	50,000	51,480
5.63%, 5/12/2041 (a)	125,000	133,290
5.75%, 7/15/2033	75,000	80,820
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	50,000	53,547
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	43,162
The Allstate Corp.:
5.35%, 6/1/2033	50,000	53,998
5.55%, 5/9/2035	125,000	138,936
5.95%, 4/1/2036	30,000	34,848
The Progressive Corp. 6.25%, 12/1/2032	50,000	59,218
The Travelers Cos., Inc.:
4.60%, 8/1/2043	63,000	62,282
6.25%, 6/15/2037	130,000	157,112
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	60,811
Unum Group 5.75%, 8/15/2042	50,000	52,011
XL Group PLC 6.25%, 5/15/2027	100,000	111,520

		4,086,794

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042	50,000	41,936

IT SERVICES — 0.6%
International Business Machines Corp.:
4.00%, 6/20/2042	75,000	68,187
5.60%, 11/30/2039	87,000	99,129
5.88%, 11/29/2032	50,000	58,614
6.50%, 1/15/2028	50,000	62,764
7.00%, 10/30/2025	100,000	129,994
Leidos Holdings, Inc. 5.95%, 12/1/2040	100,000	99,048

		517,736

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	$50,000	$54,260

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	39,000	33,387
5.20%, 5/27/2041	115,000	121,614
6.05%, 8/15/2036	100,000	116,149
Deere & Co.:
3.90%, 6/9/2042	100,000	89,332
5.38%, 10/16/2029	100,000	110,271
Dover Corp. 5.38%, 3/1/2041	100,000	109,143
Eaton Corp. 4.15%, 11/2/2042 (b)	150,000	133,271
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	87,120
4.88%, 9/15/2041	25,000	25,396
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	50,940

		876,623

MEDIA — 7.0%
CBS Corp.:
4.85%, 7/1/2042	100,000	88,417
5.50%, 5/15/2033	50,000	49,284
7.88%, 7/30/2030	125,000	152,302
Comcast Corp.:
4.25%, 1/15/2033	100,000	94,075
4.50%, 1/15/2043	100,000	93,943
4.65%, 7/15/2042	98,000	93,206
5.65%, 6/15/2035	100,000	111,075
6.40%, 3/1/2040 (a)	100,000	120,051
6.45%, 3/15/2037	100,000	119,566
6.55%, 7/1/2039	150,000	182,927
6.95%, 8/15/2037	260,000	327,176
7.05%, 3/15/2033	150,000	187,515
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	200,000	169,251
6.00%, 8/15/2040	50,000	47,014
6.38%, 3/1/2041	150,000	148,155
Discovery Communications LLC:
4.88%, 4/1/2043	100,000	91,325
4.95%, 5/15/2042	75,000	69,582
6.35%, 6/1/2040	50,000	54,635
Grupo Televisa SA 6.63%, 3/18/2025 (a)	150,000	172,229
NBCUniversal Media LLC:
5.95%, 4/1/2041	100,000	114,593
6.40%, 4/30/2040	50,000	60,056
News America, Inc.:
6.15%, 3/1/2037	200,000	216,413
6.15%, 2/15/2041	150,000	164,359
6.20%, 12/15/2034	50,000	54,537
6.40%, 12/15/2035	100,000	109,803
6.55%, 3/15/2033	50,000	56,088
6.65%, 11/15/2037	140,000	159,902
The Walt Disney Co.:
4.13%, 12/1/2041	50,000	46,114
4.38%, 8/16/2041	50,000	47,705
Thomson Reuters Corp. 5.85%, 4/15/2040	100,000	105,273
Time Warner Cable, Inc.:
4.50%, 9/15/2042	100,000	73,329
5.50%, 9/1/2041	125,000	102,511
5.88%, 11/15/2040	150,000	127,676
6.55%, 5/1/2037	100,000	92,445
6.75%, 6/15/2039	100,000	93,964
7.30%, 7/1/2038	205,000	204,481
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	120,670
Time Warner, Inc.:
4.90%, 6/15/2042 (a)	75,000	70,376
6.20%, 3/15/2040	150,000	164,079
6.25%, 3/29/2041	100,000	110,252
6.50%, 11/15/2036	100,000	112,693
7.63%, 4/15/2031	240,000	300,959
7.70%, 5/1/2032	100,000	126,476
Viacom, Inc.:
4.38%, 3/15/2043	62,000	50,559
4.88%, 6/15/2043	50,000	44,311
5.85%, 9/1/2043	150,000	153,809
6.88%, 4/30/2036	150,000	167,689
WPP Finance UK 5.13%, 9/7/2042 (a)	50,000	45,157

		5,668,007

METALS & MINING — 3.0%
Alcoa, Inc.:
5.90%, 2/1/2027	100,000	95,826
5.95%, 2/1/2037 (a)	50,000	44,679
6.75%, 1/15/2028	50,000	51,768
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	79,850
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	41,719
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	200,000	171,379
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	125,000	112,330
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (a)	100,000	82,445
Freeport-McMoRan Copper & Gold, Inc. 5.45%, 3/15/2043 (b)	120,000	106,836
Newmont Mining Corp.:
4.88%, 3/15/2042	50,000	37,599
6.25%, 10/1/2039	190,000	174,723
Nucor Corp.:
5.20%, 8/1/2043	86,000	81,499
6.40%, 12/1/2037	50,000	55,110
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	65,000	73,151
7.25%, 3/15/2031 (a)	100,000	119,840
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	150,000	147,407
Southern Copper Corp.:
5.25%, 11/8/2042 (a)	150,000	120,349
6.75%, 4/16/2040	75,000	72,567
Teck Resources, Ltd.:
6.13%, 10/1/2035	50,000	47,704
6.25%, 7/15/2041	200,000	190,606

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Vale Overseas, Ltd.:
6.88%, 11/21/2036	$370,000	$373,133
6.88%, 11/10/2039	100,000	100,890
Vale SA 5.63%, 9/11/2042 (a)	100,000	87,584

		2,468,994

MULTI-UTILITIES — 1.0%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	136,731
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	98,192
5.25%, 8/1/2033	86,000	90,673
DTE Energy Co. 6.38%, 4/15/2033	50,000	57,348
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	100,000	111,281
6.13%, 4/1/2036	80,000	90,081
6.50%, 9/15/2037	130,000	152,580
Sempra Energy 6.00%, 10/15/2039	100,000	108,764

		845,650

MULTILINE RETAIL — 1.1%
Kohl’s Corp.:
6.00%, 1/15/2033	75,000	75,240
6.88%, 12/15/2037	50,000	55,060
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	95,043
6.65%, 7/15/2024	75,000	87,480
6.70%, 7/15/2034	100,000	111,155
Nordstrom, Inc. 6.95%, 3/15/2028	50,000	60,713
Target Corp.:
4.00%, 7/1/2042 (a)	150,000	133,075
6.35%, 11/1/2032	125,000	151,312
6.50%, 10/15/2037	100,000	121,310

		890,388

OIL, GAS & CONSUMABLE FUELS — 11.8%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	11,539
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	125,000	140,117
6.45%, 9/15/2036	100,000	114,426
Apache Corp.:
4.25%, 1/15/2044 (a)	100,000	87,358
4.75%, 4/15/2043	100,000	93,948
5.10%, 9/1/2040	50,000	49,349
5.25%, 2/1/2042	50,000	50,209
6.00%, 1/15/2037	125,000	137,667
Baker Hughes, Inc. 5.13%, 9/15/2040	100,000	106,125
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	105,249
6.25%, 3/15/2038	100,000	111,157
7.20%, 1/15/2032 (a)	100,000	120,469
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	88,553
6.75%, 11/15/2039	100,000	118,290
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	40,094
Conoco Funding Co. 7.25%, 10/15/2031	165,000	216,251
Conoco, Inc. 6.95%, 4/15/2029	115,000	145,940
ConocoPhillips 6.50%, 2/1/2039	275,000	344,459
Devon Energy Corp.:
4.75%, 5/15/2042	50,000	45,485
5.60%, 7/15/2041	100,000	101,810
7.95%, 4/15/2032	100,000	128,927
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	146,869
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	128,863
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	100,000	85,235
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	116,687
EnCana Corp.:
6.50%, 8/15/2034	150,000	162,014
6.50%, 2/1/2038	150,000	163,153
6.63%, 8/15/2037	50,000	54,736
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	89,070
6.05%, 6/1/2041	75,000	74,884
6.63%, 10/15/2036	50,000	53,090
7.60%, 2/1/2024 (b)	100,000	118,923
ENI USA, Inc. 7.30%, 11/15/2027	100,000	122,767
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	88,070
4.85%, 3/15/2044	150,000	139,404
6.13%, 10/15/2039	100,000	109,168
6.65%, 10/15/2034	100,000	115,726
7.55%, 4/15/2038	115,000	144,338
Hess Corp.:
5.60%, 2/15/2041	100,000	102,389
6.00%, 1/15/2040	125,000	134,335
7.13%, 3/15/2033	100,000	118,183
7.30%, 8/15/2031	65,000	77,943
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	60,255
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	117,072
7.88%, 9/15/2031	150,000	186,934
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	100,000	89,995
5.00%, 3/1/2043 (a)	50,000	45,027
5.63%, 9/1/2041	100,000	97,577
6.38%, 3/1/2041	50,000	53,199
6.95%, 1/15/2038	75,000	84,552
7.40%, 3/15/2031	200,000	231,196
Marathon Oil Corp.:
6.60%, 10/1/2037 (a)	50,000	58,612
6.80%, 3/15/2032	100,000	118,559
Marathon Petroleum Corp. 6.50%, 3/1/2041	100,000	107,458
Murphy Oil Corp. 5.13%, 12/1/2042	100,000	85,922

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Noble Energy, Inc. 6.00%, 3/1/2041	$50,000	$55,643
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	50,000	45,094
6.05%, 3/1/2041	50,000	49,858
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	51,020
6.85%, 10/15/2037	100,000	109,380
ONEOK, Inc. 6.00%, 6/15/2035	35,000	31,402
Petro-Canada:
5.35%, 7/15/2033	100,000	99,739
5.95%, 5/15/2035	100,000	107,214
6.80%, 5/15/2038	170,000	201,647
Phillips 66 5.88%, 5/1/2042	100,000	104,613
Plains All American Pipeline LP/PAA Finance Corp.:
5.15%, 6/1/2042	100,000	99,245
6.65%, 1/15/2037	50,000	59,183
Shell International Finance BV:
3.63%, 8/21/2042	50,000	42,598
5.50%, 3/25/2040	150,000	168,294
6.38%, 12/15/2038	190,000	235,371
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	18,960
Suncor Energy, Inc.:
6.50%, 6/15/2038	50,000	57,820
6.85%, 6/1/2039	100,000	119,673
Sunoco Logistics Partners Operations LP 6.10%, 2/15/2042	150,000	155,556
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	100,000	92,925
6.25%, 2/1/2038	100,000	101,486
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	118,456
Tosco Corp. 7.80%, 1/1/2027	150,000	198,664
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	100,000	114,948
6.20%, 10/15/2037	120,000	137,785
7.63%, 1/15/2039	165,000	218,903
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	19,635
5.40%, 8/15/2041	50,000	51,294
Transocean, Inc.:
6.80%, 3/15/2038 (a)	100,000	105,279
7.50%, 4/15/2031	30,000	33,208
Valero Energy Corp.:
7.50%, 4/15/2032	125,000	143,949
10.50%, 3/15/2039	100,000	145,772
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	124,970
Williams Partners LP 6.30%, 4/15/2040	100,000	105,316

		9,564,527

PAPER & FOREST PRODUCTS — 0.6%
Georgia-Pacific LLC 8.88%, 5/15/2031	150,000	206,841
International Paper Co.:
6.00%, 11/15/2041	100,000	106,497
8.70%, 6/15/2038	50,000	67,910
Westvaco Corp. 7.95%, 2/15/2031	100,000	114,150

		495,398

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	50,180
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	57,484

		107,664

PHARMACEUTICALS — 4.5%
Abbott Laboratories:
5.30%, 5/27/2040	50,000	55,171
6.00%, 4/1/2039	75,000	89,138
AbbVie, Inc. 4.40%, 11/6/2042	250,000	228,159
Actavis, Inc. 4.63%, 10/1/2042	100,000	89,099
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	88,251
6.45%, 9/15/2037	250,000	303,436
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	71,000	56,538
5.88%, 11/15/2036	74,000	86,513
Eli Lilly & Co.:
5.50%, 3/15/2027	65,000	75,303
6.77%, 1/1/2036	100,000	125,616
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	84,934
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043 (a)	45,000	41,695
6.38%, 5/15/2038	280,000	345,577
Johnson & Johnson:
4.50%, 9/1/2040	150,000	150,675
5.95%, 8/15/2037	75,000	90,549
Merck & Co, Inc.:
5.85%, 6/30/2039	200,000	235,094
5.95%, 12/1/2028	100,000	119,252
6.30%, 1/1/2026	150,000	185,313
6.50%, 12/1/2033	50,000	63,619
Novartis Capital Corp. 3.70%, 9/21/2042 (a)	100,000	86,669
Pfizer, Inc. 7.20%, 3/15/2039	210,000	284,718
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	114,464
Wyeth:
5.95%, 4/1/2037	250,000	293,348
6.45%, 2/1/2024	100,000	121,339
6.50%, 2/1/2034	125,000	154,796
Zoetis, Inc. 4.70%, 2/1/2043 (b)	126,000	115,312

		3,684,578

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Boston Properties LP 3.80%, 2/1/2024	50,000	47,935
HCP, Inc. 6.75%, 2/1/2041	50,000	57,770

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Health Care REIT, Inc. 6.50%, 3/15/2041	$86,000	$92,057
Simon Property Group LP 6.75%, 2/1/2040	65,000	79,604
Weyerhaeuser Co. 7.38%, 3/15/2032	200,000	241,529

		518,895

ROAD & RAIL — 2.4%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	89,499
4.40%, 3/15/2042	75,000	67,567
5.15%, 9/1/2043	50,000	50,217
5.75%, 5/1/2040	150,000	162,809
6.15%, 5/1/2037	100,000	113,250
7.95%, 8/15/2030	50,000	65,512
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	80,780
6.38%, 11/15/2037	100,000	122,834
6.90%, 7/15/2028	45,000	57,313
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	108,549
Con-way, Inc. 6.70%, 5/1/2034 (a)	50,000	50,158
CSX Corp.:
4.10%, 3/15/2044	111,000	94,066
4.40%, 3/1/2043 (a)	100,000	89,100
6.22%, 4/30/2040	120,000	138,073
Kansas City Southern Railway 4.30%, 5/15/2043 (b)	17,000	15,001
Norfolk Southern Corp.:
4.84%, 10/1/2041 (a)	300,000	291,755
6.00%, 3/15/2105	100,000	108,616
Union Pacific Corp.:
4.30%, 6/15/2042	50,000	45,971
4.75%, 9/15/2041	75,000	74,073
4.82%, 2/1/2044 (b)	102,000	101,677

		1,926,820

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	103,908
Intel Corp.:
4.00%, 12/15/2032	100,000	90,370
4.25%, 12/15/2042	100,000	88,948
4.80%, 10/1/2041	100,000	95,973

		379,199

SOFTWARE — 0.9%
Microsoft Corp.:
3.75%, 5/1/2043	23,000	19,459
4.50%, 10/1/2040	50,000	47,956
5.20%, 6/1/2039	100,000	106,306
5.30%, 2/8/2041	100,000	108,031
Oracle Corp.:
5.38%, 7/15/2040	200,000	218,149
6.13%, 7/8/2039	105,000	125,950
6.50%, 4/15/2038	100,000	124,845

		750,696

SPECIALTY RETAIL — 0.9%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	96,612
5.80%, 10/15/2036	100,000	111,296
6.65%, 9/15/2037	50,000	61,276
QVC, Inc. 5.95%, 3/15/2043	50,000	43,930
The Home Depot, Inc.:
5.40%, 9/15/2040	100,000	107,892
5.88%, 12/16/2036	165,000	187,868
5.95%, 4/1/2041	125,000	145,321

		754,195

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
NIKE, Inc. 3.63%, 5/1/2043	50,000	43,096
V.F. Corp. 6.45%, 11/1/2037	100,000	113,013

		156,109

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	50,000	41,316
4.50%, 5/2/2043 (a)	50,000	43,052
9.95%, 11/10/2038	165,000	244,913
10.20%, 2/6/2039	100,000	151,816
Lorillard Tobacco Co. 8.13%, 5/1/2040 (a)	50,000	59,701
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	42,116
4.13%, 3/4/2043	50,000	44,271
4.38%, 11/15/2041	100,000	90,881
4.50%, 3/20/2042	50,000	46,290
6.38%, 5/16/2038	150,000	178,037
Reynolds American, Inc. 4.75%, 11/1/2042	125,000	108,528

		1,050,921

WIRELESS TELECOMMUNICATION SERVICES — 5.4%
Alltel Corp. 7.88%, 7/1/2032	100,000	131,483
America Movil SAB de CV:
4.38%, 7/16/2042	250,000	204,272
6.38%, 3/1/2035 (a)	140,000	151,216
AT&T Corp. 8.00%, 11/15/2031	119,000	159,990
AT&T, Inc.:
5.35%, 9/1/2040	95,000	91,447
6.15%, 9/15/2034	100,000	107,106
6.30%, 1/15/2038	115,000	123,671
6.55%, 2/15/2039	250,000	277,550
BellSouth Corp.:
6.00%, 11/15/2034	100,000	103,389
6.88%, 10/15/2031 (a)	325,000	353,401
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	213,935
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	280,000	386,127
9.25%, 6/1/2032 (a)	50,000	73,215
Embarq Corp. 8.00%, 6/1/2036	150,000	155,163

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

France Telecom SA 5.38%, 1/13/2042	$100,000	$96,119
GTE Corp. 6.94%, 4/15/2028	160,000	183,406
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	127,335
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	50,000	69,663
Orange SA 8.75%, 3/1/2031	150,000	198,674
Rogers Communications, Inc.:
4.50%, 3/15/2043	50,000	43,593
7.50%, 8/15/2038	50,000	63,294
Telecom Italia Capital SA:
6.00%, 9/30/2034 (a)	100,000	81,809
6.38%, 11/15/2033 (a)	100,000	85,450
7.20%, 7/18/2036 (a)	50,000	46,216
7.72%, 6/4/2038	100,000	95,749
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	105,176
Telefonica Europe BV 8.25%, 9/15/2030	195,000	225,977
US Cellular Corp. 6.70%, 12/15/2033 (a)	100,000	95,001
Vodafone Group PLC:
4.38%, 2/19/2043	100,000	86,283
6.15%, 2/27/2037	115,000	125,393
6.25%, 11/30/2032	100,000	109,799

		4,370,902

TOTAL CORPORATE BONDS & NOTES —
(Cost $85,476,597)		80,099,924

	Shares
SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,427,410	2,427,410
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	47,429	47,429

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $2,474,839)		2,474,839

TOTAL INVESTMENTS — 101.6% (h)
(Cost $87,951,436)		82,574,763
OTHER ASSETS & LIABILITIES — (1.6)%		(1,294,822)

NET ASSETS — 100.0%		$81,279,941

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.9% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 1.5%
Embraer Overseas, Ltd. 6.38%, 1/15/2020	$75,000	$81,563
Exelis, Inc. 5.55%, 10/1/2021	50,000	50,488
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	54,411
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,605
4.75%, 7/15/2020	25,000	26,152
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	51,302
Raytheon Co.:
3.13%, 10/15/2020	50,000	50,495
4.88%, 10/15/2040	15,000	15,031
Textron, Inc. 6.20%, 3/15/2015	60,000	63,931
The Boeing Co. 5.88%, 2/15/2040	20,000	23,972
United Technologies Corp. 6.13%, 7/15/2038	25,000	30,095

		474,045

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022	75,000	68,820
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	25,849

		94,669

AIRLINES — 1.6%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 7/15/2025 (a)	100,000	93,000
Continental Airlines, Inc. 5.98%, 4/19/2022	43,862	46,385
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	192,858	202,501
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	150,000	144,000

		485,886

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	51,979
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	52,038

		104,017

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	25,000	35,931
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,557

		86,488

BEVERAGES — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	72,398
Beam, Inc. 5.38%, 1/15/2016	50,000	54,407
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,110
Diageo Capital PLC 2.63%, 4/29/2023	50,000	45,972
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	51,826
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	50,817
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	56,593

		383,123

BIOTECHNOLOGY — 1.3%
Amgen, Inc. 6.38%, 6/1/2037	25,000	28,338
Biogen Idec, Inc. 6.88%, 3/1/2018	75,000	88,158
Celgene Corp. 3.95%, 10/15/2020	50,000	51,336
Genentech, Inc. 4.75%, 7/15/2015	85,000	90,988
Genzyme Corp. 3.63%, 6/15/2015	50,000	52,583
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	53,782
Life Technologies Corp. 4.40%, 3/1/2015	50,000	52,149

		417,334

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	56,295

BUILDING PRODUCTS — 0.3%
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	75,000	82,075
Owens Corning 7.00%, 12/1/2036	25,000	26,112

		108,187

CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	31,092
BlackRock, Inc. 3.50%, 12/10/2014	60,000	62,153
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	48,848
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	27,857
Jefferies Group LLC 3.88%, 11/9/2015	50,000	52,000
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,070
6.25%, 8/9/2026	25,000	27,765
Northern Trust Corp. 2.38%, 8/2/2022	100,000	93,192
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	62,254
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,015

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	$55,000	$56,346
5.45%, 5/15/2019	65,000	74,483
The Goldman Sachs Group, Inc.:
5.50%, 11/15/2014	25,000	26,302
6.00%, 5/1/2014	50,000	51,553

		775,930

CHEMICALS — 4.3%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	46,070
6.13%, 1/15/2041	25,000	26,420
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,323
4.38%, 8/21/2019	50,000	54,134
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,822
CF Industries, Inc. 6.88%, 5/1/2018	100,000	117,130
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	59,164
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	26,006
Ecolab, Inc. 5.50%, 12/8/2041	50,000	53,431
FMC Corp. 3.95%, 2/1/2022	50,000	49,514
LYB International Finance BV:
4.00%, 7/15/2023	100,000	98,735
5.25%, 7/15/2043	25,000	24,515
Monsanto Co.:
2.75%, 4/15/2016	25,000	26,110
3.60%, 7/15/2042	80,000	67,066
NewMarket Corp. 4.10%, 12/15/2022	100,000	95,278
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	54,547
Praxair, Inc. 5.25%, 11/15/2014	50,000	52,639
RPM International, Inc.:
3.45%, 11/15/2022	50,000	46,682
6.13%, 10/15/2019	25,000	28,297
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	62,753
The Mosaic Co.:
3.75%, 11/15/2021	25,000	24,386
4.88%, 11/15/2041	25,000	22,739
The Sherwin-Williams Co.:
1.35%, 12/15/2017	50,000	49,072
3.13%, 12/15/2014	50,000	51,498
Valspar Corp. 4.20%, 1/15/2022	100,000	101,101

		1,356,432

COMMERCIAL BANKS — 5.0%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	53,044
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,976
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	91,164
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	51,704
BB&T Corp. 3.20%, 3/15/2016	50,000	52,388
BB&T Corp., Series C 2.15%, 3/22/2017	50,000	50,838
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	50,552
BNP Paribas 5.00%, 1/15/2021	50,000	53,891
Credit Suisse of New York, NY 4.38%, 8/5/2020	100,000	107,690
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	58,907
First Horizon National Corp. 5.38%, 12/15/2015	95,000	102,359
HSBC Holdings PLC 4.00%, 3/30/2022	50,000	50,836
KeyCorp 5.10%, 3/24/2021	50,000	55,059
Lloyds Bank PLC 6.38%, 1/21/2021	100,000	116,160
PNC Funding Corp.:
2.70%, 9/19/2016	50,000	51,938
3.63%, 2/8/2015	20,000	20,751
Regions Financial Corp. 5.75%, 6/15/2015	75,000	80,550
Royal Bank of Canada:
1.45%, 9/9/2016	30,000	30,263
2.20%, 7/27/2018	50,000	50,251
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	84,637
SVB Financial Group 5.38%, 9/15/2020	50,000	54,715
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	51,716
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	48,828
US Bancorp 4.20%, 5/15/2014	50,000	51,204
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	57,495
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	26,038
Zions Bancorporation 7.75%, 9/23/2014	25,000	26,512

		1,558,466

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Avery Dennison Corp.:
3.35%, 4/15/2023	100,000	93,614
5.38%, 4/15/2020	35,000	36,480
Equifax, Inc. 3.30%, 12/15/2022	100,000	93,415
Republic Services, Inc.:
3.80%, 5/15/2018	50,000	53,179
5.25%, 11/15/2021	20,000	21,910
The ADT Corp. 2.25%, 7/15/2017	50,000	47,751
The Western Union Co.:
2.88%, 12/10/2017	50,000	49,774

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.25%, 4/1/2020	$25,000	$26,385

		422,508

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
3.15%, 3/14/2017	50,000	52,697
5.90%, 2/15/2039	25,000	28,723
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	50,730
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	56,519

		188,669

COMPUTERS & PERIPHERALS — 0.4%
Computer Sciences Corp. 4.45%, 9/15/2022	50,000	49,208
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	14,000	13,590
3.50%, 4/15/2023	19,000	17,103
Hewlett-Packard Co. 3.00%, 9/15/2016	50,000	51,536

		131,437

CONSTRUCTION & ENGINEERING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	46,852
Fluor Corp. 3.38%, 9/15/2021	50,000	50,024

		96,876

CONSUMER FINANCE — 0.2%
John Deere Capital Corp. 2.25%, 4/17/2019	50,000	50,156

CONTAINERS & PACKAGING — 0.3%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	51,768
Sonoco Products Co. 5.75%, 11/1/2040	40,000	41,841

		93,609

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Alterra Finance LLC 6.25%, 9/30/2020	50,000	56,262
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,862
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	39,382
Bank of America Corp. 3.88%, 3/22/2017	75,000	79,724
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,656
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	53,042
6.75%, 9/15/2017	17,000	19,922
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	53,273
5.50%, 10/15/2014	27,000	28,288
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	100,000	99,791
Franklin Resources, Inc. 3.13%, 5/20/2015	100,000	103,644
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	52,310
JPMorgan Chase & Co.:
1.13%, 2/26/2016	100,000	99,645
3.20%, 1/25/2023	50,000	46,845
5.50%, 10/15/2040	25,000	26,379
Lazard Group LLC 6.85%, 6/15/2017	95,000	107,410
Moody’s Corp. 5.50%, 9/1/2020	50,000	53,499
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,366
ORIX Corp. 5.00%, 1/12/2016	60,000	64,067
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	48,069
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	32,334
Toyota Motor Credit Corp. 0.80%, 5/17/2016	100,000	99,753

		1,282,523

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,504
British Telecommunications PLC 5.95%, 1/15/2018	100,000	114,558
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	57,492

		223,554

ELECTRIC UTILITIES — 4.3%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	26,375
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,447
Cleco Power LLC 6.00%, 12/1/2040	75,000	80,796
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	54,522
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	53,700
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	28,786
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	28,111
Entergy Louisiana LLC 1.88%, 12/15/2014	15,000	15,206
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	56,776
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	23,238
Georgia Power Co. 5.65%, 3/1/2037	25,000	27,333
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,487
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	26,717
Nevada Power Co. 6.65%, 4/1/2036	100,000	123,056
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	50,111
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	25,789

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	$25,000	$27,212
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	38,068
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	50,291
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	52,888
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,075
5.50%, 3/1/2040	15,000	16,999
Scottish Power, Ltd. 5.38%, 3/15/2015	25,000	26,361
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	58,339
Southern California Edison Co. 3.88%, 6/1/2021	20,000	21,200
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	54,374
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	26,000	28,594
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	57,269
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	34,831
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	46,472
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	28,810
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	56,725

		1,329,958

ELECTRICAL EQUIPMENT — 0.9%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	58,693
Emerson Electric Co. 4.25%, 11/15/2020	50,000	54,421
Hubbell, Inc. 3.63%, 11/15/2022	100,000	99,282
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	57,175

		269,571

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. 4.00%, 2/1/2022	35,000	34,467
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,783
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,565
Corning, Inc. 5.75%, 8/15/2040	30,000	33,205

		176,020

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	25,000	27,847
Halliburton Co.:
4.50%, 11/15/2041	25,000	23,919
6.70%, 9/15/2038	25,000	30,647
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	62,154
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	25,000	23,252
3.95%, 12/1/2042	50,000	43,927

		211,746

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.:
1.70%, 12/15/2019	50,000	48,302
5.50%, 3/15/2017	25,000	28,410
CVS Caremark Corp.:
2.75%, 12/1/2022	50,000	46,452
6.13%, 8/15/2016	20,000	22,605
Safeway, Inc. 6.25%, 3/15/2014	50,000	51,170
Sysco Corp. 6.63%, 3/17/2039	25,000	30,935
The Kroger Co.:
3.85%, 8/1/2023	50,000	49,121
6.15%, 1/15/2020	50,000	57,212
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	23,943
Walgreen Co. 5.25%, 1/15/2019	50,000	56,401

		414,551

FOOD PRODUCTS — 2.3%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	51,180
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,202
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (a)	25,000	28,214
7.00%, 4/15/2019	50,000	60,023
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	52,324
Delhaize Group SA 5.70%, 10/1/2040	25,000	24,425
General Mills, Inc. 5.70%, 2/15/2017	50,000	56,720
Kellogg Co. 4.15%, 11/15/2019	50,000	54,241
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	40,506
Sara Lee Corp. 2.75%, 9/15/2015	50,000	50,738
The Hershey Co. 4.13%, 12/1/2020	50,000	54,043
The JM Smucker Co. 3.50%, 10/15/2021	50,000	49,591
Tyson Foods, Inc. 4.50%, 6/15/2022	100,000	103,063
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,219

		703,489

GAS UTILITIES — 1.1%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	56,763
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	57,555

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Energen Corp. 4.63%, 9/1/2021	$50,000	$49,047
National Grid PLC 6.30%, 8/1/2016	25,000	28,387
Southern California Gas Co. 5.45%, 4/15/2018	35,000	40,263
Southwest Gas Corp. 3.88%, 4/1/2022	100,000	102,180

		334,195

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	29,985
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,288
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	43,375
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	26,284
CareFusion Corp. 6.38%, 8/1/2019	50,000	57,126
Covidien International Finance SA 4.20%, 6/15/2020	50,000	53,718
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	50,512
Medtronic, Inc.:
3.00%, 3/15/2015	25,000	25,840
3.13%, 3/15/2022	50,000	48,931
4.50%, 3/15/2042	50,000	48,128
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	36,003
Stryker Corp. 2.00%, 9/30/2016	50,000	51,510
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	27,637

		524,337

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
3.95%, 9/1/2020	50,000	52,094
6.63%, 6/15/2036	50,000	59,644
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,828
Cardinal Health, Inc.:
3.20%, 3/15/2023	50,000	46,621
5.80%, 10/15/2016	50,000	56,403
CIGNA Corp. 8.50%, 5/1/2019	50,000	63,478
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	31,415
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	20,951
Humana, Inc. 8.15%, 6/15/2038	25,000	32,977
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	37,081
McKesson Corp. 4.75%, 3/1/2021	50,000	54,534
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,029
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	52,301
WellPoint, Inc. 3.13%, 5/15/2022	50,000	47,297

		627,653

HOTELS, RESTAURANTS & LEISURE — 1.9%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	26,470
Hyatt Hotels Corp. 5.38%, 8/15/2021	50,000	53,906
International Game Technology 5.50%, 6/15/2020	35,000	36,760
Marriott International, Inc.:
3.38%, 10/15/2020	83,000	82,941
6.38%, 6/15/2017	50,000	57,024
McDonald’s Corp. 5.35%, 3/1/2018	20,000	23,056
Starbucks Corp. 6.25%, 8/15/2017	35,000	40,388
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	88,327
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	49,298
4.25%, 3/1/2022	50,000	48,557
Yum! Brands, Inc.:
3.88%, 11/1/2020	25,000	25,429
6.88%, 11/15/2037	50,000	58,222

		590,378

HOUSEHOLD DURABLES — 1.3%
MDC Holdings, Inc. 5.38%, 7/1/2015	200,000	209,500
Mohawk Industries, Inc. 3.85%, 2/1/2023	100,000	94,953
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	53,107
Whirlpool Corp. 4.85%, 6/15/2021	50,000	53,586

		411,146

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	25,874
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,226
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	51,556
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	29,967
The Clorox Co. 3.80%, 11/15/2021	50,000	50,634
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,235
Tupperware Brands Corp. 4.75%, 6/1/2021	75,000	76,085

		311,577

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	57,032

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	$50,000	$50,811
Cooper US, Inc. 2.38%, 1/15/2016	25,000	25,618
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	30,239
Pentair Finance SA 5.00%, 5/15/2021	50,000	53,270
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	52,040

		211,978

INSURANCE — 8.6%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	51,772
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	39,575
Aflac, Inc. 6.45%, 8/15/2040	50,000	59,064
Alleghany Corp. 5.63%, 9/15/2020	50,000	54,674
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	28,937
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	38,660
American International Group, Inc.:
5.05%, 10/1/2015	50,000	53,869
5.45%, 5/18/2017	35,000	39,025
6.40%, 12/15/2020	20,000	23,542
AON Corp. 3.13%, 5/27/2016	35,000	36,544
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,141
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	52,761
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	52,960
CNA Financial Corp. 5.75%, 8/15/2021	25,000	28,220
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	53,892
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	33,094
Genworth Financial, Inc. 6.52%, 5/22/2018	100,000	112,854
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	21,000	18,476
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	57,981
ING US, Inc.:
2.90%, 2/15/2018	50,000	50,224
5.50%, 7/15/2022	50,000	53,827
5.70%, 7/15/2043 (a)	25,000	24,924
Lincoln National Corp.:
4.00%, 9/1/2023	150,000	149,529
6.25%, 2/15/2020	25,000	28,914
Loews Corp. 6.00%, 2/1/2035	25,000	27,316
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	129,008
Markel Corp. 7.13%, 9/30/2019	50,000	59,610
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	27,020
5.75%, 9/15/2015	24,000	26,116
MetLife, Inc. 6.82%, 8/15/2018	100,000	121,012
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	54,690
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	64,821
Protective Life Corp. 7.38%, 10/15/2019	50,000	60,645
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	57,884
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	57,853
The Allstate Corp.:
3.15%, 6/15/2023	100,000	96,592
4.50%, 6/15/2043	50,000	48,088
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	55,126
The Progressive Corp. 3.75%, 8/23/2021	50,000	51,418
The Travelers Cos., Inc.:
3.90%, 11/1/2020	50,000	53,285
4.60%, 8/1/2043	50,000	49,430
Torchmark Corp. 9.25%, 6/15/2019	75,000	95,827
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	61,792
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	60,811
Unitrin, Inc. 6.00%, 5/15/2017	50,000	53,968
Unum Group 7.13%, 9/30/2016	50,000	57,300
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	55,100
XL Group PLC 6.38%, 11/15/2024	50,000	56,409

		2,676,580

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	35,000	36,400

INTERNET SOFTWARE & SERVICES — 0.3%
Google, Inc.:
2.13%, 5/19/2016	50,000	51,822
3.63%, 5/19/2021	50,000	52,054

		103,876

IT SERVICES — 0.8%
Fiserv, Inc.:
3.13%, 6/15/2016	35,000	36,573
4.63%, 10/1/2020	100,000	104,292
International Business Machines Corp. 5.70%, 9/14/2017	50,000	57,531
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,539

		248,935

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Hasbro, Inc. 6.35%, 3/15/2040	$50,000	$54,261
Mattel, Inc.:
2.50%, 11/1/2016	20,000	20,615
6.20%, 10/1/2040	10,000	11,098

		85,974

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	25,160
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	50,943

		76,103

MACHINERY — 2.9%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	52,296
Cummins, Inc.:
3.65%, 10/1/2023	56,000	56,652
7.13%, 3/1/2028	25,000	32,471
Danaher Corp. 5.40%, 3/1/2019	50,000	57,603
Deere & Co. 5.38%, 10/16/2029	25,000	27,568
Dover Corp. 5.38%, 3/1/2041	35,000	38,200
Eaton Corp.:
2.75%, 11/2/2022 (a)	25,000	23,240
6.95%, 3/20/2019	25,000	29,546
Harsco Corp. 2.70%, 10/15/2015	50,000	50,221
IDEX Corp. 4.50%, 12/15/2020	50,000	51,809
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	25,396
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	40,519
Joy Global, Inc. 5.13%, 10/15/2021	20,000	20,879
Kennametal, Inc. 2.65%, 11/1/2019	50,000	47,715
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	57,236
6.25%, 5/15/2038	25,000	29,912
Snap-On, Inc. 6.13%, 9/1/2021	25,000	28,815
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	35,658
Timken Co. 6.00%, 9/15/2014	50,000	52,383
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	28,336
Xylem, Inc. 3.55%, 9/20/2016	115,000	120,707

		907,162

MEDIA — 2.8%
CBS Corp. 7.88%, 7/30/2030	75,000	91,381
Comcast Corp. 4.65%, 7/15/2042	50,000	47,554
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	26,592
6.38%, 3/1/2041	25,000	24,693
Discovery Communications LLC 5.63%, 8/15/2019	35,000	39,831
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	63,309
NBCUniversal Media LLC 5.15%, 4/30/2020	75,000	84,955
News America, Inc. 6.20%, 12/15/2034	50,000	54,537
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,170
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	50,000	49,146
4.00%, 3/15/2022	50,000	48,195
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	24,202
The Walt Disney Co.:
0.45%, 12/1/2015	25,000	24,878
2.35%, 12/1/2022	25,000	23,100
2.75%, 8/16/2021	25,000	24,361
3.70%, 12/1/2042	25,000	21,331
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	46,223
Time Warner, Inc. 4.70%, 1/15/2021	50,000	53,436
Viacom, Inc. 4.25%, 9/15/2015	25,000	26,456
WPP Finance UK 8.00%, 9/15/2014	50,000	53,257

		885,607

METALS & MINING — 2.0%
Alcoa, Inc.:
5.40%, 4/15/2021	25,000	24,623
5.95%, 2/1/2037	50,000	44,679
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	60,153
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	41,874
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	45,817
Newmont Mining Corp.:
4.88%, 3/15/2042	75,000	56,398
5.88%, 4/1/2035	25,000	22,224
Nucor Corp. 6.40%, 12/1/2037	25,000	27,555
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	100,000	103,285
Southern Copper Corp. 7.50%, 7/27/2035	25,000	26,324
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	27,775
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	38,403
6.88%, 11/10/2039	25,000	25,223
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	52,661

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.20%, 6/15/2035	$25,000	$23,521

		620,515

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	40,315
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	56,269
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	52,668
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	56,301
NSTAR 4.50%, 11/15/2019	25,000	27,390
Sempra Energy 6.00%, 10/15/2039	25,000	27,191
United Utilities PLC 6.88%, 8/15/2028	50,000	55,472
Veolia Environnement SA 6.75%, 6/1/2038	25,000	27,843
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	55,170

		398,619

MULTILINE RETAIL — 0.4%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	27,530
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	24,749
6.70%, 7/15/2034	25,000	27,789
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	52,208

		132,276

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	46,709

OIL, GAS & CONSUMABLE FUELS — 9.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	25,000	28,069
6.45%, 9/15/2036	75,000	85,819
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	50,209
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,937
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	48,236
Buckeye Partners LP 4.88%, 2/1/2021	50,000	51,101
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	50,000	56,738
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	56,902
6.75%, 11/15/2039	25,000	29,573
Chevron Corp. 4.95%, 3/3/2019	35,000	40,106
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,045
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	58,770
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	128,863
Enbridge Energy Partners LP 4.20%, 9/15/2021	100,000	100,867
Enbridge, Inc. 5.60%, 4/1/2017	50,000	55,804
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,523
ENI USA, Inc. 7.30%, 11/15/2027	60,000	73,660
Ensco PLC 4.70%, 3/15/2021	50,000	52,970
Enterprise Products Operating LLC Series G 5.60%, 10/15/2014	35,000	36,743
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	53,830
EQT Corp. 6.50%, 4/1/2018	50,000	56,551
Hess Corp. 7.88%, 10/1/2029	25,000	31,354
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	25,903
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	37,618
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	59,688
Marathon Oil Corp. 6.60%, 10/1/2037	25,000	29,306
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	53,684
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	53,320
Noble Energy, Inc.:
4.15%, 12/15/2021	50,000	51,649
8.25%, 3/1/2019	25,000	31,176
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	50,963
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	28,852
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	52,353
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,174
6.13%, 2/1/2041	65,000	66,326
ONEOK, Inc. 5.20%, 6/15/2015	50,000	53,123
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	28,737
Petro-Canada:
6.05%, 5/15/2018	25,000	29,005
6.80%, 5/15/2038	50,000	59,308
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	56,636
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	42,315
Shell International Finance BV 4.30%, 9/22/2019	25,000	27,527
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	31,600
Spectra Energy Capital LLC:
4.60%, 6/15/2021	60,000	61,645
8.00%, 10/1/2019	50,000	61,504

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	$50,000	$46,342
4.65%, 2/15/2022	15,000	15,399
4.95%, 1/15/2043	50,000	44,227
Talisman Energy, Inc.:
3.75%, 2/1/2021	25,000	24,344
5.50%, 5/15/2042	25,000	23,231
5.85%, 2/1/2037	25,000	24,283
TC Pipelines LP 4.65%, 6/15/2021	50,000	50,381
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	56,423
Total Capital SA 4.25%, 12/15/2021	25,000	26,587
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	28,705
Transocean, Inc.:
6.38%, 12/15/2021	50,000	55,328
6.80%, 3/15/2038	50,000	52,639
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	26,891
9.38%, 3/15/2019	35,000	45,822
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	56,505
Williams Partners LP 4.13%, 11/15/2020	75,000	76,380
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	58,732

		2,942,301

PAPER & FOREST PRODUCTS — 1.0%
Domtar Corp. 4.40%, 4/1/2022	50,000	48,387
International Paper Co. 9.38%, 5/15/2019	50,000	65,859
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	91,413
Rayonier, Inc. 3.75%, 4/1/2022	100,000	95,994

		301,653

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,664
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	57,484

		83,148

PHARMACEUTICALS — 2.4%
Abbott Laboratories 6.15%, 11/30/2037	25,000	30,321
AbbVie, Inc. 4.40%, 11/6/2042	50,000	45,632
Allergan, Inc. 5.75%, 4/1/2016	100,000	110,584
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	25,477
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	44,125
5.90%, 9/15/2017	25,000	28,959
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	30,073
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	56,405
Express Scripts Holding Co. 6.13%, 11/15/2041	25,000	28,311
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	50,000	50,122
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	27,135
Johnson & Johnson 5.85%, 7/15/2038	25,000	29,712
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	54,983
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	52,951
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	25,923
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	28,972
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	50,000	47,034
4.70%, 2/1/2043 (a)	50,000	45,759

		762,478

PROFESSIONAL SERVICES — 0.2%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,349

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	101,944
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	55,810
BioMed Realty LP 3.85%, 4/15/2016	50,000	52,298
Boston Properties LP 4.13%, 5/15/2021	50,000	51,338
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	53,952
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	55,005
Camden Property Trust 4.63%, 6/15/2021	175,000	184,318
DDR Corp.:
3.38%, 5/15/2023	100,000	90,791
4.75%, 4/15/2018	100,000	108,390
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	137,055
Duke Realty LP 6.75%, 3/15/2020	25,000	28,772
EPR Properties 5.75%, 8/15/2022	100,000	101,573
ERP Operating LP 5.25%, 9/15/2014	50,000	52,125
Essex Portfolio LP 3.63%, 8/15/2022	200,000	190,861
Health Care REIT, Inc. 6.13%, 4/15/2020	100,000	112,314
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	56,302
Highwoods Realty LP 5.85%, 3/15/2017	30,000	32,848

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Hospitality Properties Trust 5.00%, 8/15/2022	$100,000	$100,007
Host Hotels & Resorts LP:
3.75%, 10/15/2023	50,000	46,239
6.00%, 10/1/2021	75,000	81,438
Kilroy Realty LP 5.00%, 11/3/2015	50,000	53,396
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	53,594
Liberty Property LP:
4.75%, 10/1/2020	70,000	73,317
6.63%, 10/1/2017	25,000	28,707
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	60,627
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	95,075
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	125,000	132,327
Post Apartment Homes LP 3.38%, 12/1/2022	75,000	70,778
Realty Income Corp. 6.75%, 8/15/2019	50,000	59,021
Regency Centers LP 5.25%, 8/1/2015	50,000	53,305
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,201
Simon Property Group LP 6.13%, 5/30/2018	50,000	58,555
Tanger Properties LP 6.15%, 11/15/2015	60,000	66,503
UDR, Inc. 5.25%, 1/15/2015	50,000	52,399
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,573
4.75%, 6/1/2021	25,000	26,280
Vornado Realty LP 4.25%, 4/1/2015	85,000	88,180
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	51,918

		2,784,136

ROAD & RAIL — 2.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	50,000	47,006
4.45%, 3/15/2043	50,000	45,278
Canadian National Railway Co.:
2.85%, 12/15/2021	50,000	48,434
6.20%, 6/1/2036	25,000	29,915
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	52,285
Con-way, Inc.:
6.70%, 5/1/2034	75,000	75,237
7.25%, 1/15/2018	75,000	85,816
CSX Corp. 3.70%, 10/30/2020	50,000	51,778
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	50,852
Norfolk Southern Corp.:
2.90%, 2/15/2023	32,000	29,927
3.25%, 12/1/2021	25,000	24,562
Ryder System, Inc.:
2.35%, 2/26/2019	50,000	48,414
3.15%, 3/2/2015	50,000	51,100
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	52,611
4.30%, 6/15/2042	25,000	22,985
5.13%, 2/15/2014	25,000	25,423

		741,623

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	52,084
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	31,172
Intel Corp. 4.80%, 10/1/2041	35,000	33,591
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	34,988
Texas Instruments, Inc. 1.38%, 5/15/2014	50,000	50,308

		202,143

SOFTWARE — 1.4%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	25,802
BMC Software, Inc. 4.25%, 2/15/2022	75,000	73,500
CA, Inc. 5.38%, 12/1/2019	50,000	55,041
Intuit, Inc. 5.75%, 3/15/2017	50,000	55,750
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,132
Oracle Corp.:
1.20%, 10/15/2017	50,000	49,047
6.13%, 7/8/2039	25,000	29,988
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,467
3.95%, 6/15/2022	50,000	48,674

		440,401

SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	53,325
AutoZone, Inc.:
2.88%, 1/15/2023	50,000	45,422
5.75%, 1/15/2015	46,000	48,897
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	51,717
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	26,197
QVC, Inc.:
5.13%, 7/2/2022	50,000	49,156
5.95%, 3/15/2043	75,000	65,894
Staples, Inc.:
2.75%, 1/12/2018	50,000	50,415
4.38%, 1/12/2023	50,000	47,993
The Gap, Inc. 5.95%, 4/12/2021	50,000	55,217
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	26,973

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TJX Cos., Inc. 6.95%, 4/15/2019	$75,000	$90,695

		611,901

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	25,000	28,253

THRIFTS & MORTGAGE FINANCE — 0.2%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	69,437

TOBACCO — 0.9%
Altria Group, Inc.:
2.95%, 5/2/2023	50,000	45,523
4.50%, 5/2/2043	25,000	21,526
9.25%, 8/6/2019	25,000	32,865
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,189
Philip Morris International, Inc.:
1.13%, 8/21/2017	50,000	49,127
3.88%, 8/21/2042	50,000	42,116
Reynolds American, Inc.:
3.25%, 11/1/2022	50,000	45,774
7.75%, 6/1/2018	25,000	30,512

		293,632

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
2.38%, 7/30/2018	23,000	22,621
8.75%, 5/15/2014	50,000	52,282

		74,903

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
America Movil SAB de CV 6.13%, 3/30/2040	100,000	103,394
American Tower Corp. 4.50%, 1/15/2018	50,000	52,768
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	31,975
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	27,581
France Telecom SA 4.38%, 7/8/2014	50,000	51,335
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	44,567
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	51,182
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	54,848
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	51,738
US Cellular Corp. 6.70%, 12/15/2033	50,000	47,500
Vodafone Group PLC 4.15%, 6/10/2014	50,000	51,216

		568,104

TOTAL CORPORATE BONDS & NOTES —
(Cost $30,846,994)		30,738,053

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c)(d) (Cost $198,279)	198,279	198,279

TOTAL INVESTMENTS — 99.1% (e)
(Cost $31,045,273)		30,936,332
OTHER ASSETS & LIABILITIES — 0.9%		265,844

NET ASSETS — 100.0%		$31,202,176

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 69.6%
AEROSPACE & DEFENSE — 0.8%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$11,896,000	$12,963,309

AUTOMOBILES — 3.3%
Ford Motor Co. 4.25%, 11/15/2016	13,663,000	27,031,426
Navistar International Corp. 3.00%, 10/15/2014 (a)	8,922,000	9,112,039
Tesla Motors, Inc. 1.50%, 6/1/2018	10,308,000	17,449,485

		53,592,950

BIOTECHNOLOGY — 7.9%
Dendreon Corp. 2.88%, 1/15/2016	9,516,000	5,995,080
Gilead Sciences, Inc.:
1.00%, 5/1/2014	19,284,000	53,706,519
1.63%, 5/1/2016	19,312,000	53,387,058
Illumina, Inc. 0.25%, 3/15/2016 (b)	15,600,000	17,791,332

		130,879,989

BUILDING PRODUCTS — 2.9%
Cemex SAB de CV:
3.25%, 3/15/2016	16,987,000	21,677,281
3.75%, 3/15/2018 (a)	9,788,000	12,765,020
4.88%, 3/15/2015	11,130,000	13,168,237

		47,610,538

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	9,198,000	9,887,850

COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. 0.88%, 6/15/2017 (a)	7,700,000	7,842,835
JDS Uniphase Corp. 0.63%, 8/15/2033 (b)	10,100,000	10,782,760

		18,625,595

COMPUTERS & PERIPHERALS — 3.9%
EMC Corp. 1.75%, 12/1/2013	27,350,000	44,204,437
SanDisk Corp. 1.50%, 8/15/2017 (a)	15,444,000	20,482,605

		64,687,042

CONTAINERS & PACKAGING — 0.7%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	11,803,000	12,167,123

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	18,384,000	18,707,558

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(c)	8,002,000	8,121,550

HEALTH CARE PROVIDERS & SERVICES — 2.8%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	8,919,000	9,384,929
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	8,050,000	8,623,804
WellPoint, Inc. 2.75%, 10/15/2042 (b)	21,900,000	28,075,800

		46,084,533

HOTELS, RESTAURANTS & LEISURE — 2.3%
International Game Technology 3.25%, 5/1/2014 (a)	13,598,000	15,047,003
MGM Resorts International 4.25%, 4/15/2015	18,564,000	23,476,406

		38,523,409

HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	8,454,000	12,897,422
Jarden Corp. 1.88%, 9/15/2018 (a)(b)	8,000,000	9,576,240

		22,473,662

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	8,780,000	10,378,223

INTERNET & CATALOG RETAIL — 4.1%
priceline.com, Inc.:
0.35%, 6/15/2020 (a)(b)	15,400,000	16,103,010
1.00%, 3/15/2018 (a)	15,400,000	19,834,892
1.25%, 3/15/2015	9,324,000	31,126,496

		67,064,398

INTERNET SOFTWARE & SERVICES — 2.9%
Qihoo 360 Technology Co., Ltd. 2.50%, 9/15/2018 (b)	9,000,000	10,154,340
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	9,564,000	9,709,851
VeriSign, Inc. 3.25%, 8/15/2037 (a)	17,848,000	27,914,272

		47,778,463

MARINE — 0.6%
DryShips, Inc. 5.00%, 12/1/2014	10,578,000	10,225,393

MEDIA — 1.8%
Liberty Interactive LLC 0.75%, 3/30/2043 (b)	11,250,000	12,667,725
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	7,715,000	16,597,511

		29,265,236

METALS & MINING — 4.0%
Alcoa, Inc. 5.25%, 3/15/2014	9,418,000	12,170,222
ArcelorMittal 5.00%, 5/15/2014 (a)	11,306,000	11,498,202
Goldcorp, Inc. 2.00%, 8/1/2014	13,787,000	13,927,627
Newmont Mining Corp.:
1.25%, 7/15/2014	9,873,000	10,010,235
1.63%, 7/15/2017 (a)	9,111,000	10,030,482
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	7,950,000	7,770,553

		65,407,321

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 3.4%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	$22,623,000	$22,449,934
Cobalt International Energy, Inc. 2.63%, 12/1/2019	22,615,000	23,831,687
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	9,573,000	7,692,537
USEC, Inc. 3.00%, 10/1/2014	7,025,000	1,615,750

		55,589,908

PHARMACEUTICALS — 2.9%
Mylan, Inc. 3.75%, 9/15/2015	9,105,000	26,346,956
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	10,500,000	12,880,140
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	8,927,000	9,233,464

		48,460,560

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Annaly Capital Management, Inc. 5.00%, 5/15/2015	11,771,000	11,991,353
Boston Properties LP 3.63%, 2/15/2014 (b)	13,577,000	13,949,689
Starwood Property Trust, Inc. 4.55%, 3/1/2018	9,112,000	9,475,022

		35,416,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	9,474,000	9,815,727
Intel Corp.:
2.95%, 12/15/2035 (a)	25,619,000	27,807,375
3.25%, 8/1/2039	31,347,000	38,691,916
Linear Technology Corp. Series A 3.00%, 5/1/2027	12,930,000	13,799,930
Microchip Technology, Inc. 2.13%, 12/15/2037	18,009,000	28,094,040
Micron Technology, Inc. 2.38%, 5/1/2032	8,655,000	16,510,278
Novellus Systems, Inc. 2.63%, 5/15/2041	11,250,000	17,817,188
Xilinx, Inc.:
2.63%, 6/15/2017	9,051,000	14,700,453
3.13%, 3/15/2037	11,033,000	17,788,506

		185,025,413

SOFTWARE — 4.1%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	12,200,000	13,277,626
Nuance Communications, Inc. 2.75%, 11/1/2031	11,140,000	11,248,615
Salesforce.com, Inc.:
0.25%, 4/1/2018 (a)(b)	18,040,000	19,350,787
0.75%, 1/15/2015	9,568,000	23,263,635

		67,140,663

THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	7,750,000	9,807,237

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)(d)	8,773,000	9,676,619
SBA Communications Corp. 4.00%, 10/1/2014	8,585,000	22,826,656

		32,503,275

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $1,034,864,695)		1,148,387,262

	Shares
CONVERTIBLE PREFERRED STOCKS — 28.2%
AEROSPACE & DEFENSE — 1.3%
United Technologies Corp. 7.50%, 8/1/2015 (a)	340,000	22,028,600

AUTO COMPONENTS — 0.6%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014	151,000	9,615,680

AUTOMOBILES — 4.8%
General Motors Co. 4.75%, 12/1/2013	1,563,627	78,415,894

COMMERCIAL BANKS — 4.4%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	63,526	72,261,460

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp. Series L 7.25%, 12/31/2049	49,433	53,387,640

ELECTRIC UTILITIES — 3.3%
AES Trust III 6.75%, 10/15/2029 (a)	159,478	8,037,691
NextEra Energy, Inc.:
5.60%, 6/1/2015	160,000	8,924,800
5.80%, 9/1/2016	200,000	9,680,000
5.89%, 9/1/2015	198,500	10,846,040
PPL Corp. 8.75%, 5/1/2014	326,750	17,556,278

		55,044,809

FOOD PRODUCTS — 0.8%
Bunge, Ltd. 4.88%, 12/31/2049	121,500	12,792,735

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	27,761	7,203,980

INSURANCE — 1.1%
MetLife, Inc. 5.00%, 9/11/2013	612,300	17,548,518

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	100,882	13,821,843

METALS & MINING — 2.4%
ArcelorMittal 6.00%, 1/15/2016	1,444,950	31,051,975
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	440,750	8,713,628

		39,765,603

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.1%
Dominion Resources Inc.:
6.13%, 4/1/2016	168,200	$8,971,788
6.00%, 7/1/2016	167,250	8,939,512

		17,911,300

OIL, GAS & CONSUMABLE FUELS — 1.5%
CenterPoint Energy, Inc. 3.55%, 9/15/2029 (c)	200,921	10,027,686
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	13,400	14,861,672

		24,889,358

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	269,445	15,506,560
Weyerhaeuser Co. 6.38%, 7/1/2016 (a)	209,750	11,112,555

		26,619,115

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017 (a)	13,905	14,085,765

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $453,844,771) (e)		465,392,300

COMMON STOCKS — 1.6%
AUTO COMPONENTS — 0.7%
Dana Holding Corp. (a)	501,500	11,454,260

INSURANCE — 0.9%
MetLife, Inc.	325,486	15,281,568

THRIFTS & MORTGAGE FINANCE — 0.0% (f)
Federal National Mortgage Association (a)(g)	100,000	131,000

TOTAL COMMON STOCKS —
(Cost $25,242,387) (e)		26,866,828

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	125,899,315	125,899,315
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)	1,290,319	1,290,319

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $127,189,634)		127,189,634

TOTAL INVESTMENTS — 107.1% (k)
(Cost $1,641,141,487)		1,767,836,024
OTHER ASSETS & LIABILITIES — (7.1)%		(117,758,007)

NET ASSETS — 100.0%		$1,650,078,017

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 12.1% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.8%
Fannie Mae
2.50%, 15yr TBA (a)	$3,000,000	$3,018,281
3.00%, 15yr TBA (a)	1,200,000	1,242,375
3.00%, 30yr TBA (a)	7,250,000	7,083,477
3.50%, 15yr TBA (a)	2,100,000	2,217,141
3.50%, 30yr TBA (a)	5,350,000	5,447,805
4.00%, 15yr TBA (a)	2,750,000	2,921,875
4.00%, 30yr TBA (a)	3,500,000	3,670,078
4.50%, 15yr TBA (a)	1,750,000	1,859,375
4.50%, 30yr TBA (a)	7,250,000	7,742,774
5.00%, 15yr TBA (a)	1,700,000	1,806,250
5.00%, 30yr TBA (a)	5,000,000	5,422,656
5.50%, 15yr TBA (a)	100,000	105,500
Freddie Mac
3.00%, 15yr TBA (a)	5,500,000	5,684,766
3.00%, 30yr TBA (a)	4,500,000	4,379,414
3.50%, 30yr TBA (a)	5,750,000	5,837,598
4.00%, 30yr TBA (a)	6,500,000	6,792,500
4.50%, 30yr TBA (a)	3,000,000	3,193,359
5.00%, 30yr TBA (a)	3,250,000	3,506,445
5.50%, 30yr TBA (a)	2,500,000	2,725,781
5.50%, 30yr TBA (a)	3,500,000	3,792,031
6.00%, 30yr TBA (a)	4,100,000	4,485,016
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	986,250
3.00%, 30yr TBA (a)	4,000,000	3,956,250
3.50%, 30yr TBA (a)	1,500,000	1,541,719
3.50%, 30yr TBA (a)	4,500,000	4,637,813
4.00%, 30yr TBA (a)	3,000,000	3,174,375
4.00%, 30yr TBA (a)	1,500,000	1,581,797
4.50%, 30yr TBA (a)	750,000	805,195
4.50%, 30yr TBA (a)	4,500,000	4,845,234
5.00%, 30yr TBA (a)	3,500,000	3,817,734
5.00%, 30yr TBA (a)	950,000	1,033,570
5.50%, 30yr TBA (a)	2,000,000	2,187,500
6.00%, 30yr TBA (a)	1,000,000	1,106,406

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $110,835,090)		112,608,340

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.1%
Ginnie Mae 4.00%, 2/15/2040 30yr (b) (Cost $71,715)	71,593	76,112

	Shares
SHORT TERM INVESTMENT — 98.0%
MONEY MARKET FUND — 98.0%
State Street Institutional Liquid Reserves Fund 0.06% (b)(c)(d)(e) (Cost $110,644,048)	110,644,048	110,644,048

TOTAL INVESTMENTS — 197.9% (f)
(Cost $221,550,853)		223,328,500
OTHER ASSETS & LIABILITIES — (97.9)%		(110,469,222)

NET ASSETS — 100.0%		$112,859,278

(a)	When-issued security.
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 24.4%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022	$100,000	$90,395
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	54,411
5.38%, 3/1/2041	100,000	112,493
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	106,418
5.20%, 10/15/2019 (a)	135,000	147,087
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	248,304
4.07%, 12/15/2042	125,000	109,480
Northrop Grumman Corp. 5.05%, 11/15/2040	20,000	19,677
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	91,840
Raytheon Co. 2.50%, 12/15/2022	125,000	114,506
The Boeing Co.:
3.50%, 2/15/2015	250,000	260,150
6.13%, 2/15/2033	165,000	198,911
United Technologies Corp.:
4.50%, 4/15/2020	60,000	66,176
4.50%, 6/1/2042	200,000	194,620
4.88%, 5/1/2015	100,000	106,683
5.38%, 12/15/2017 (a)	250,000	287,241
5.70%, 4/15/2040	210,000	242,677
6.05%, 6/1/2036	100,000	119,151

		2,570,220

AIR FREIGHT & LOGISTICS — 0.0% (b)
FedEx Corp. 2.63%, 8/1/2022	100,000	91,760
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	93,293
6.20%, 1/15/2038	100,000	122,230

		307,283

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024 (c)	200,000	198,500
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	100,000	97,500
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026 (a)	20,000	19,200
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	82,132	87,265
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027 (a)	100,000	98,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	100,000	96,000

		596,465

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	60,000	62,446
5.50%, 1/15/2016 (a)	250,000	273,745

		336,191

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	179,653

BEVERAGES — 0.5%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	117,691
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	85,923
5.38%, 1/15/2020	335,000	384,659
6.38%, 1/15/2040	250,000	308,397
7.75%, 1/15/2019	250,000	314,773
8.20%, 1/15/2039	100,000	146,944
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	137,915
3.88%, 4/29/2043 (a)	100,000	86,159
5.75%, 10/23/2017	250,000	287,550
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	146,132
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	48,439
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	500,877
2.75%, 3/5/2022	350,000	332,998
3.60%, 8/13/2042	100,000	83,116
4.50%, 1/15/2020	100,000	109,930
The Coca-Cola Co.:
1.50%, 11/15/2015	600,000	611,671
3.15%, 11/15/2020 (a)	70,000	71,716

		3,774,890

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	100,000	101,337
3.88%, 11/15/2021	100,000	101,746
4.10%, 6/15/2021	100,000	103,786
4.50%, 3/15/2020 (a)	50,000	53,860
5.15%, 11/15/2041	324,000	313,658
5.70%, 2/1/2019	100,000	114,858
5.75%, 3/15/2040	55,000	57,132
Celgene Corp. 2.30%, 8/15/2018	100,000	100,044
Genentech, Inc. 4.75%, 7/15/2015	100,000	107,045
Gilead Sciences, Inc. 4.50%, 4/1/2021	200,000	215,129
Life Technologies Corp. 6.00%, 3/1/2020	100,000	112,310

		1,380,905

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	112,590

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 4.20%, 12/15/2022	$138,000	$133,705

CAPITAL MARKETS — 1.0%
BlackRock, Inc. 3.50%, 12/10/2014	300,000	310,764
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	150,000	146,545
Jefferies Group, Inc.:
5.13%, 4/13/2018 (a)	300,000	321,048
6.25%, 1/15/2036	60,000	57,084
6.45%, 6/8/2027 (a)	20,000	20,701
Morgan Stanley:
1.75%, 2/25/2016 (a)	100,000	100,292
3.75%, 2/25/2023 (a)	100,000	96,245
3.80%, 4/29/2016	500,000	524,746
4.00%, 7/24/2015	81,000	84,495
4.10%, 5/22/2023 (a)	250,000	233,520
4.75%, 3/22/2017	100,000	108,172
4.88%, 11/1/2022	63,000	63,029
5.63%, 9/23/2019	150,000	166,716
5.75%, 1/25/2021	500,000	554,393
6.63%, 4/1/2018	390,000	451,947
7.25%, 4/1/2032	118,000	143,014
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	232,899
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,014
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	201,486
2.30%, 7/28/2016	100,000	103,398
3.55%, 9/23/2021	100,000	102,299
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	99,943
The Goldman Sachs Group, Inc.:
3.63%, 1/22/2023 (a)	100,000	95,692
3.70%, 8/1/2015	500,000	521,883
5.35%, 1/15/2016	555,000	603,211
5.95%, 1/15/2027	595,000	624,649
6.13%, 2/15/2033	400,000	436,018
6.15%, 4/1/2018	500,000	570,587

		7,026,790

CHEMICALS — 0.4%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	138,211
6.13%, 1/15/2041	20,000	21,136
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,822
CF Industries, Inc. 3.45%, 6/1/2023	25,000	23,186
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	287,589
5.75%, 3/15/2019 (a)	250,000	292,027
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	96,975
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	105,359
5.50%, 12/8/2041	76,000	81,215
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	227,408
Monsanto Co. 2.20%, 7/15/2022 (a)	100,000	91,535
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	108,160
PPG Industries, Inc.:
2.70%, 8/15/2022	200,000	184,440
6.65%, 3/15/2018	100,000	117,902
Praxair, Inc. 3.00%, 9/1/2021	250,000	244,158
RPM International, Inc. 3.45%, 11/15/2022	100,000	93,365
The Dow Chemical Co.:
4.13%, 11/15/2021 (a)	125,000	127,162
5.25%, 11/15/2041	250,000	245,270
8.55%, 5/15/2019	330,000	420,362
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	75,874

		3,085,156

COMMERCIAL BANKS — 3.9%
Abbey National Treasury Services PLC/London 3.05%, 8/23/2018	100,000	101,409
African Development Bank 1.25%, 9/2/2016	200,000	202,746
Asian Development Bank:
1.75%, 3/21/2019	500,000	501,065
2.50%, 3/15/2016	200,000	209,515
2.63%, 2/9/2015	200,000	206,217
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	242,661
Bank of Montreal 2.50%, 1/11/2017 (a)	225,000	231,657
Bank of Nova Scotia:
1.38%, 12/18/2017 (a)	50,000	48,961
1.45%, 4/25/2018 (a)	100,000	97,440
2.90%, 3/29/2016	100,000	104,353
3.40%, 1/22/2015	250,000	258,520
Barclays Bank PLC 3.90%, 4/7/2015 (a)	600,000	626,808
BB&T Corp.:
2.05%, 6/19/2018	250,000	248,993
3.95%, 4/29/2016	100,000	106,945
BNP Paribas:
2.70%, 8/20/2018 (a)	100,000	100,959
3.25%, 3/3/2023 (a)	100,000	93,275
5.00%, 1/15/2021	350,000	377,239
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016 (a)	200,000	201,233
Commonwealth Bank of Australia 2.50%, 9/20/2018	225,000	228,055
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.70%, 3/19/2018 (a)	250,000	246,389
4.50%, 1/11/2021 (a)	100,000	105,725
5.25%, 5/24/2041	250,000	258,496
Corp. Andina de Fomento 3.75%, 1/15/2016 (a)	100,000	104,868

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Council Of Europe Development Bank 1.25%, 9/22/2016 (a)	$350,000	$353,967
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	600,000	646,138
5.40%, 1/14/2020	100,000	109,052
Deutsche Bank AG 4.30%, 5/24/2028 (d)	200,000	180,085
Deutsche Bank AG London 6.00%, 9/1/2017 (a)	250,000	287,080
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	124,316
European Bank for Reconstruction & Development 2.50%, 3/15/2016 (a)	450,000	471,648
European Investment Bank:
1.00%, 3/15/2018 (a)	125,000	122,122
1.13%, 4/15/2015 (a)	1,000,000	1,011,954
2.50%, 5/16/2016 (a)	950,000	994,493
2.75%, 3/23/2015	300,000	310,732
4.00%, 2/16/2021 (a)	650,000	708,914
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	210,994
5.88%, 1/14/2015	205,000	217,391
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	105,228
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	508,364
4.88%, 1/14/2022	100,000	108,551
6.10%, 1/14/2042 (a)	35,000	41,263
6.50%, 9/15/2037	250,000	285,940
6.80%, 6/1/2038	100,000	117,868
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,380
1.75%, 8/24/2018	500,000	505,660
3.00%, 10/4/2023	100,000	99,993
3.88%, 10/28/2041	35,000	32,985
5.13%, 9/13/2016	405,000	456,851
International Bank for Reconstruction & Development:
0.38%, 8/24/2015	50,000	49,944
1.00%, 9/15/2016	600,000	605,378
2.13%, 3/15/2016	200,000	207,842
2.38%, 5/26/2015	300,000	310,212
4.75%, 2/15/2035	80,000	88,598
International Finance Corp. 2.25%, 4/11/2016	650,000	677,765
Intesa Sanpaolo SpA 3.88%, 1/16/2018 (a)	200,000	196,768
KeyCorp 3.75%, 8/13/2015	100,000	104,642
Korea Development Bank 4.00%, 9/9/2016	100,000	106,398
Kreditanstalt fuer Wiederaufbau:
1.00%, 1/12/2015	200,000	201,676
1.25%, 2/15/2017 (a)	225,000	227,212
2.00%, 10/4/2022 (a)	125,000	116,379
2.38%, 8/25/2021	700,000	689,396
2.63%, 2/16/2016 (a)	1,950,000	2,044,996
2.75%, 9/8/2020 (a)	100,000	102,575
4.50%, 7/16/2018 (a)	215,000	243,730
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018 (a)	400,000	404,475
3.13%, 7/15/2015	200,000	209,774
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	125,000	134,055
National Australia Bank/New York 2.75%, 3/9/2017 (a)	150,000	155,800
Nordic Investment Bank 2.50%, 7/15/2015	350,000	363,356
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	206,789
PNC Bank NA 1.30%, 10/3/2016	250,000	250,533
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	167,222
5.25%, 11/15/2015	350,000	378,638
Regions Financial Corp. 2.00%, 5/15/2018	100,000	96,595
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	99,798
1.20%, 9/19/2018	100,000	98,841
1.45%, 9/9/2016	200,000	201,756
2.20%, 7/27/2018	100,000	100,501
2.30%, 7/20/2016 (a)	305,000	314,855
Sumitomo Mitsui Banking Corp. 3.95%, 7/19/2023	250,000	250,835
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	16,983
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	182,231
7.25%, 3/15/2018	60,000	71,000
Svenska Handelsbanken AB 2.50%, 1/25/2019	250,000	251,369
The Korea Development Bank 3.50%, 8/22/2017	250,000	262,150
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	97,429
1.50%, 9/9/2016	100,000	101,080
2.38%, 10/19/2016	100,000	103,431
Union Bank NA:
2.63%, 9/26/2018	250,000	253,169
5.95%, 5/11/2016	100,000	110,468
US Bancorp 2.45%, 7/27/2015	100,000	102,838
US Bank NA 4.95%, 10/30/2014	500,000	524,356
Wachovia Bank NA 5.85%, 2/1/2037	200,000	222,628
Wachovia Corp.:
5.63%, 10/15/2016	200,000	224,256
5.75%, 2/1/2018	125,000	144,136
Wells Fargo & Co.:
1.25%, 2/13/2015 (a)	750,000	755,841
3.45%, 2/13/2023	100,000	93,734
3.50%, 3/8/2022	500,000	501,514
4.13%, 8/15/2023	200,000	196,126
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	94,750
Westpac Banking Corp.:
3.00%, 12/9/2015	350,000	365,843

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.88%, 11/19/2019	$300,000	$335,028

		27,483,192

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc. 5.25%, 1/15/2037 (a)	100,000	104,000
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	263,451
5.00%, 3/1/2020	100,000	109,043
The Western Union Co.:
2.88%, 12/10/2017	100,000	99,548
5.93%, 10/1/2016	100,000	109,777
Total System Services, Inc. 2.38%, 6/1/2018	140,000	136,273
Waste Management, Inc. 7.38%, 3/11/2019	100,000	120,485

		942,577

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
4.45%, 1/15/2020 (a)	500,000	549,731
5.50%, 2/22/2016	240,000	266,513
Juniper Networks, Inc. 5.95%, 3/15/2041	20,000	19,810

		836,054

COMPUTERS & PERIPHERALS — 0.2%
Apple, Inc.:
0.45%, 5/3/2016 (a)	200,000	198,590
1.00%, 5/3/2018 (a)	150,000	144,479
2.40%, 5/3/2023	225,000	203,812
3.85%, 5/4/2043 (a)	125,000	105,104
Dell, Inc. 2.30%, 9/10/2015 (e)(a)	100,000	100,000
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	28,150
3.50%, 4/15/2023	50,000	45,007
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	360,754
4.05%, 9/15/2022 (a)	250,000	237,910
4.30%, 6/1/2021 (a)	100,000	96,706

		1,520,512

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	143,753
Fluor Corp. 3.38%, 9/15/2021	80,000	80,037
URS Corp. 5.50%, 4/1/2022 (a)(c)	100,000	101,594

		325,384

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016	300,000	307,712
7.15%, 2/15/2019	170,000	210,564
John Deere Capital Corp.:
1.25%, 12/2/2014	150,000	151,439
2.25%, 6/7/2016	200,000	207,275
2.80%, 9/18/2017	400,000	417,736

		1,294,726

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	103,536

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	150,000	174,484
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	117,198
Stanford University 4.75%, 5/1/2019	110,000	125,342

		417,024

DIVERSIFIED FINANCIAL SERVICES — 2.8%
American Express Co.:
1.55%, 5/22/2018	250,000	243,839
2.65%, 12/2/2022	86,000	79,042
8.13%, 5/20/2019	75,000	96,864
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,119
2.38%, 3/24/2017	500,000	513,239
Ameriprise Financial, Inc. 5.65%, 11/15/2015	100,000	109,858
Bank of America Corp.:
2.00%, 1/11/2018	100,000	98,302
3.30%, 1/11/2023	150,000	140,390
4.50%, 4/1/2015	1,000,000	1,050,039
5.00%, 5/13/2021	500,000	535,306
5.65%, 5/1/2018	150,000	169,022
Bank of America NA 5.30%, 3/15/2017	385,000	424,636
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	127,607
Capital One Financial Corp. 2.15%, 3/23/2015	500,000	507,848
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	99,943
3.38%, 3/1/2023 (a)	100,000	94,846
4.45%, 1/10/2017	750,000	811,921
4.50%, 1/14/2022	250,000	261,638
4.59%, 12/15/2015	200,000	214,351
5.38%, 8/9/2020	100,000	111,865
5.50%, 2/15/2017	150,000	164,768
5.88%, 1/30/2042 (a)	150,000	166,805
6.00%, 10/31/2033	100,000	100,332
6.01%, 1/15/2015	150,000	159,346
6.13%, 11/21/2017	350,000	401,958
6.13%, 5/15/2018	150,000	172,954
6.63%, 6/15/2032	100,000	107,299
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018	100,000	99,170
5.88%, 8/2/2021	500,000	555,465
7.00%, 4/15/2015	650,000	705,257
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,010
1.63%, 4/2/2018 (a)	250,000	246,301
2.25%, 11/9/2015	200,000	204,873
2.90%, 1/9/2017 (a)	500,000	522,428
3.10%, 1/9/2023	100,000	93,687
3.15%, 9/7/2022 (a)	200,000	188,511
4.63%, 1/7/2021 (a)	100,000	107,237
5.30%, 2/11/2021	100,000	108,625

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.63%, 5/1/2018	$585,000	$670,790
6.75%, 3/15/2032	340,000	405,613
6.88%, 1/10/2039	500,000	612,872
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	90,302
HSBC Finance Corp. 5.00%, 6/30/2015	50,000	53,206
JPMorgan Chase & Co.:
3.15%, 7/5/2016	150,000	157,186
3.20%, 1/25/2023	100,000	93,691
3.25%, 9/23/2022	250,000	235,645
3.45%, 3/1/2016	500,000	525,792
3.70%, 1/20/2015 (a)	600,000	621,892
4.25%, 10/15/2020	750,000	781,577
6.00%, 1/15/2018	150,000	172,273
6.40%, 5/15/2038	355,000	418,116
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	462,120
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	200,000	219,931
6.11%, 1/29/2037	350,000	360,525
6.88%, 4/25/2018	330,000	388,192
Moody’s Corp. 4.50%, 9/1/2022 (a)	100,000	99,872
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	284,597
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	314,770
5.00%, 3/4/2015	70,000	73,312
6.70%, 3/4/2020	21,000	23,654
ORIX Corp. 5.00%, 1/12/2016	100,000	106,779
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,500
2.45%, 7/15/2024	200,000	181,840
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	107,442
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	637,354
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	212,298
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	246,518
1.38%, 1/10/2018 (a)	150,000	147,631
2.63%, 1/10/2023	100,000	92,831
3.30%, 1/12/2022 (a)	150,000	148,727
UBS AG of Stamford, CT:
4.88%, 8/4/2020	100,000	110,746
5.75%, 4/25/2018	122,000	141,062
5.88%, 12/20/2017	146,000	167,566

		19,564,923

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.:
2.40%, 8/15/2016	150,000	154,313
2.50%, 8/15/2015	100,000	103,008
2.95%, 5/15/2016	200,000	208,979
4.30%, 12/15/2042	200,000	166,031
4.35%, 6/15/2045	158,000	129,831
5.63%, 6/15/2016	200,000	221,928
6.50%, 9/1/2037	180,000	198,142
British Telecommunications PLC 9.63%, 12/15/2030	250,000	368,424
Telefonica Emisiones SAU 5.46%, 2/16/2021 (a)	350,000	357,295
Verizon Communications, Inc.:
2.00%, 11/1/2016	500,000	507,119
2.50%, 9/15/2016	130,000	134,144
3.65%, 9/14/2018	250,000	263,911
4.50%, 9/15/2020	229,000	244,395
5.15%, 9/15/2023	400,000	429,708
6.40%, 9/15/2033	273,000	303,568
6.40%, 2/15/2038	300,000	329,519
6.55%, 9/15/2043	600,000	678,418
7.75%, 12/1/2030	400,000	492,965
8.75%, 11/1/2018	130,000	166,479

		5,458,177

ELECTRIC UTILITIES — 1.5%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	116,156
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	78,623
7.00%, 4/1/2038	26,000	31,451
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	107,429
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022 (a)	100,000	91,733
Commonwealth Edison Co. 4.70%, 4/15/2015	125,000	131,736
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	115,455
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	92,627
4.45%, 6/15/2020 (a)	100,000	109,584
5.50%, 12/1/2039	125,000	140,551
Consumers Energy Co.:
3.95%, 5/15/2043 (a)	100,000	89,526
5.65%, 9/15/2018 (a)	100,000	117,035
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	250,000	233,584
7.00%, 11/15/2018	220,000	270,164
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	107,581
Edison International 3.75%, 9/15/2017	50,000	52,881
Entergy Corp. 4.70%, 1/15/2017	250,000	267,157
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,653
Exelon Generation Co. LLC 4.00%, 10/1/2020 (a)	500,000	502,427
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	22,930
5.63%, 4/1/2034	15,000	17,090
5.69%, 3/1/2040	65,000	74,451
Georgia Power Co.:
0.75%, 8/10/2015	250,000	249,740
4.75%, 9/1/2040 (a)	100,000	97,462

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Great Plains Energy, Inc. 4.85%, 6/1/2021	$50,000	$52,974
Hydro Quebec:
2.00%, 6/30/2016	350,000	360,967
8.05%, 7/7/2024	15,000	20,400
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	94,902
Jersey Central Power & Light Co. 5.63%, 5/1/2016 (a)	250,000	273,395
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	101,750
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	101,132
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	61,203
Nevada Power Co.:
5.45%, 5/15/2041	60,000	65,676
6.75%, 7/1/2037	15,000	18,743
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,201
2.60%, 9/1/2015	100,000	102,690
4.50%, 6/1/2021 (a)	200,000	209,394
Nisource Finance Corp.:
4.80%, 2/15/2044	150,000	132,549
6.40%, 3/15/2018	100,000	115,479
Northern States Power Co.:
1.95%, 8/15/2015	100,000	101,933
4.85%, 8/15/2040	100,000	104,289
6.25%, 6/1/2036	150,000	182,893
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042 (a)	30,000	31,722
6.80%, 9/1/2018	100,000	119,724
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	190,850
4.50%, 12/15/2041	25,000	22,869
6.05%, 3/1/2034	150,000	167,515
PacifiCorp:
3.85%, 6/15/2021	250,000	261,566
4.10%, 2/1/2042 (a)	50,000	45,906
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	92,993
5.20%, 7/15/2041 (a)	50,000	53,683
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	643,138
PSEG Power LLC 5.13%, 4/15/2020 (a)	80,000	87,206
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	105,322
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	150,000	137,259
3.95%, 5/1/2042	25,000	22,722
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	119,879
San Diego Gas & Electric Co.:
4.30%, 4/1/2042 (a)	250,000	241,203
6.13%, 9/15/2037	115,000	138,953
Scottish Power, Ltd. 5.38%, 3/15/2015	100,000	105,444
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	107,828
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	70,000	74,198
5.50%, 3/15/2040	600,000	670,193
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,539
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	93,365
6.10%, 5/15/2018	50,000	59,201
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	119,214
The Southern Co. 1.95%, 9/1/2016	350,000	355,427
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	94,640
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	92,414
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	151,539
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	248,802
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	122,706

		10,191,616

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	271,058
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	95,076
4.88%, 10/15/2019	100,000	112,400
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	286,528
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	97,944

		863,006

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,649
Avnet, Inc. 4.88%, 12/1/2022	100,000	99,315
Corning, Inc. 1.45%, 11/15/2017	100,000	98,067
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	98,811

		371,842

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp. 4.50%, 6/1/2021	100,000	107,588
Halliburton Co.:
6.15%, 9/15/2019	200,000	239,669
7.45%, 9/15/2039	100,000	132,884
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	149,375
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	87,853
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	247,848

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	$20,000	$20,019

		985,236

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	197,034
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	399,636
6.25%, 6/1/2027	150,000	177,956
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	93,887
The Kroger Co.:
5.40%, 7/15/2040	250,000	247,503
6.15%, 1/15/2020	100,000	114,423
6.90%, 4/15/2038	26,000	30,206
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018 (a)	100,000	97,334
2.80%, 4/15/2016	650,000	682,181
4.00%, 4/11/2043	100,000	89,310
5.00%, 10/25/2040	100,000	102,689
5.88%, 4/5/2027	200,000	241,928
6.50%, 8/15/2037	250,000	309,132
Walgreen Co.:
4.40%, 9/15/2042	100,000	89,177
5.25%, 1/15/2019	100,000	112,801

		2,985,197

FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	251,223
Campbell Soup Co. 3.80%, 8/2/2042	100,000	80,203
ConAgra Foods, Inc. 3.20%, 1/25/2023 (a)	100,000	93,691
Delhaize Group SA 5.70%, 10/1/2040 (a)	15,000	14,655
General Mills, Inc. 5.70%, 2/15/2017	305,000	345,995
Kellogg Co.:
2.75%, 3/1/2023	100,000	91,990
3.13%, 5/17/2022	100,000	96,371
3.25%, 5/21/2018	65,000	68,463
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	305,963
6.13%, 8/23/2018	100,000	117,405
6.88%, 1/26/2039	100,000	122,272
Kraft Foods, Inc. 6.50%, 2/9/2040	200,000	234,784
McCormick & Co., Inc. 3.50%, 9/1/2023	71,000	71,475
Mondelez International, Inc.:
4.13%, 2/9/2016	500,000	534,159
5.38%, 2/10/2020	150,000	169,383
The Hershey Co. 2.63%, 5/1/2023	100,000	93,564
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,643
0.85%, 8/2/2017 (a)	100,000	97,732
4.25%, 2/10/2021 (a)	250,000	270,865

		3,159,836

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	108,700
National Grid PLC 6.30%, 8/1/2016	100,000	113,547

		222,247

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	183,513
6.25%, 12/1/2037	155,000	185,905
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	114,494
6.40%, 6/15/2016	100,000	112,443
CareFusion Corp. 3.30%, 3/1/2023 (c)	50,000	46,462
Covidien International Finance SA:
2.80%, 6/15/2015	100,000	102,904
2.95%, 6/15/2023	100,000	94,176
CR Bard, Inc. 1.38%, 1/15/2018	100,000	96,880
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	102,762
3.13%, 3/15/2022	300,000	293,587
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	142,086
Stryker Corp.:
1.30%, 4/1/2018	100,000	97,678
4.10%, 4/1/2043 (a)	100,000	91,657

		1,664,547

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
3.95%, 9/1/2020 (a)	150,000	156,283
4.50%, 5/15/2042 (a)	150,000	138,195
Cardinal Health, Inc. 1.70%, 3/15/2018 (a)	57,000	55,583
CIGNA Corp.:
2.75%, 11/15/2016	150,000	155,812
4.00%, 2/15/2022	50,000	51,157
5.38%, 2/15/2042 (a)	70,000	73,154
Express Scripts Holding Co. 3.90%, 2/15/2022 (a)	250,000	252,879
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	49,838
Humana, Inc. 4.63%, 12/1/2042	100,000	89,066
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	200,073
McKesson Corp. 4.75%, 3/1/2021	100,000	109,068
Quest Diagnostics, Inc. 6.95%, 7/1/2037 (a)	100,000	113,718
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	238,787
5.95%, 2/15/2041	20,000	22,723
6.00%, 2/15/2018	200,000	234,334
6.88%, 2/15/2038	56,000	70,316

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

WellPoint, Inc.:
3.30%, 1/15/2023	$50,000	$47,237
3.70%, 8/15/2021	100,000	100,211
4.63%, 5/15/2042	100,000	91,192
4.65%, 1/15/2043	100,000	91,475
5.80%, 8/15/2040	11,000	11,746
5.88%, 6/15/2017	100,000	114,078
5.95%, 12/15/2034	68,000	74,769

		2,541,694

HOTELS, RESTAURANTS & LEISURE — 0.2%
Darden Restaurants, Inc. 3.35%, 11/1/2022 (a)	100,000	90,676
Marriott International, Inc. 3.38%, 10/15/2020 (a)	125,000	124,911
McDonald’s Corp.:
5.35%, 3/1/2018 (a)	210,000	242,091
6.30%, 10/15/2037	100,000	125,916
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	72,602
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	203,890
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	248,859

		1,108,945

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	106,214

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	99,711
1.95%, 2/1/2023	100,000	89,845
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	95,076
5.30%, 3/1/2041 (a)	45,000	49,722
6.63%, 8/1/2037	100,000	128,763
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	358,645
5.55%, 3/5/2037	100,000	115,567

		937,329

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	51,717
General Electric Co.:
0.85%, 10/9/2015	75,000	75,156
4.13%, 10/9/2042	125,000	114,587
5.25%, 12/6/2017	300,000	341,623
Koninklijke Philips Electronics NV 3.75%, 3/15/2022 (a)	100,000	99,368
Tyco Electronics Group SA 4.88%, 1/15/2021 (a)	100,000	104,079

		786,530

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023 (a)	100,000	93,624
5.70%, 2/15/2017	100,000	111,866
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	104,864
American International Group, Inc.:
5.45%, 5/18/2017	490,000	546,352
6.25%, 3/15/2087	100,000	98,260
8.18%, 5/15/2068 (a)(d)	106,000	124,550
8.25%, 8/15/2018	250,000	311,124
AON Corp. 3.13%, 5/27/2016	100,000	104,413
Assurant, Inc. 4.00%, 3/15/2023	100,000	96,795
AXA SA 8.60%, 12/15/2030	100,000	119,500
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018 (a)	100,000	100,045
4.30%, 5/15/2043 (a)	50,000	45,401
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	509,416
3.00%, 2/11/2023	50,000	48,142
3.75%, 8/15/2021 (a)	100,000	103,670
CNA Financial Corp. 7.35%, 11/15/2019	100,000	121,723
Genworth Financial, Inc. 7.70%, 6/15/2020 (a)	100,000	117,274
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	104,102
6.63%, 3/30/2040	100,000	120,522
ING US, Inc. 2.90%, 2/15/2018 (a)	100,000	100,448
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	99,686
6.30%, 10/9/2037	100,000	115,429
Markel Corp. 3.63%, 3/30/2023	100,000	95,247
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	108,816
MetLife, Inc.:
5.70%, 6/15/2035	305,000	335,591
6.75%, 6/1/2016	500,000	572,243
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067	100,000	99,000
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	148,584
Prudential Financial, Inc.:
3.88%, 1/14/2015 (a)	135,000	140,164
4.50%, 11/16/2021 (a)	600,000	636,941
5.63%, 6/15/2043 (d)	57,000	53,580
5.80%, 11/16/2041	50,000	54,633
The Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	191,664
The Chubb Corp.:
5.75%, 5/15/2018	100,000	116,283
6.00%, 5/11/2037	100,000	117,768
The Travelers Cos., Inc.:
3.90%, 11/1/2020	100,000	106,570
5.75%, 12/15/2017	250,000	289,377
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	107,722
WR Berkley Corp. 4.63%, 3/15/2022	100,000	103,587

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

XLIT, Ltd. 5.75%, 10/1/2021 (a)	$100,000	$113,950

		6,688,926

INTERNET SOFTWARE & SERVICES — 0.0% (b)
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	122,301
eBay, Inc. 0.70%, 7/15/2015 (a)	38,000	38,050
Google, Inc. 2.13%, 5/19/2016	100,000	103,644

		263,995

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	104,494
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	501,030
4.00%, 6/20/2042	100,000	90,916
5.70%, 9/14/2017	210,000	241,632
5.88%, 11/29/2032	165,000	193,426
7.00%, 10/30/2025	100,000	129,994

		1,261,492

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016 (a)	100,000	103,077

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	356,603
3.15%, 1/15/2023	100,000	92,586

		449,189

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	117,329
3.80%, 8/15/2042 (a)	100,000	85,608
6.05%, 8/15/2036	165,000	191,645
Cummins, Inc. 4.88%, 10/1/2043	100,000	102,439
Danaher Corp. 2.30%, 6/23/2016	100,000	103,010
Deere & Co. 3.90%, 6/9/2042	150,000	133,997
Eaton Corp.:
4.00%, 11/2/2032 (c)	165,000	151,114
4.15%, 11/2/2042 (c)	100,000	88,847
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	87,120
4.88%, 9/15/2041	100,000	101,582
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	115,769
Snap-On, Inc. 4.25%, 1/15/2018	100,000	105,033
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	59,710
Xylem, Inc. 3.55%, 9/20/2016	150,000	157,444

		1,600,647

MEDIA — 1.1%
CBS Corp. 8.88%, 5/15/2019	200,000	256,896
Comcast Corp.:
4.25%, 1/15/2033	100,000	94,075
5.15%, 3/1/2020	250,000	282,899
5.85%, 11/15/2015	97,000	107,229
5.88%, 2/15/2018	90,000	105,393
6.40%, 5/15/2038	310,000	370,014
6.50%, 1/15/2017	330,000	383,441
Cox Communications, Inc. 5.45%, 12/15/2014	32,000	33,751
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	547,794
6.38%, 3/1/2041	150,000	148,155
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	105,735
6.35%, 6/1/2040	250,000	273,176
International Game Technology 5.35%, 10/15/2023	100,000	101,920
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	104,554
3.65%, 4/30/2015 (a)	75,000	78,439
5.15%, 4/30/2020	335,000	379,465
News America, Inc.:
4.50%, 2/15/2021	250,000	263,319
6.15%, 3/1/2037	240,000	259,696
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	297,537
The Walt Disney Co.:
0.88%, 12/1/2014 (a)	250,000	251,450
2.75%, 8/16/2021	100,000	97,445
3.75%, 6/1/2021 (a)	100,000	104,276
4.38%, 8/16/2041	100,000	95,410
Thomson Reuters Corp.:
0.88%, 5/23/2016	100,000	99,220
4.70%, 10/15/2019 (a)	100,000	109,557
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	100,000	93,102
5.50%, 9/1/2041	250,000	205,022
5.85%, 5/1/2017	330,000	358,326
6.55%, 5/1/2037	350,000	323,558
Time Warner, Inc.:
4.88%, 3/15/2020 (a)	600,000	655,697
4.90%, 6/15/2042 (a)	100,000	93,835
7.70%, 5/1/2032	240,000	303,543
Viacom, Inc.:
3.50%, 4/1/2017	100,000	105,428
3.88%, 12/15/2021 (a)	350,000	347,721

		7,437,078

METALS & MINING — 0.6%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	150,000	147,737
6.50%, 6/15/2018	100,000	107,993
6.75%, 1/15/2028	100,000	103,536
Allegheny Technologies, Inc. 5.88%, 8/15/2023 (a)	100,000	100,402
Barrick Gold Corp.:
2.90%, 5/30/2016 (a)	250,000	252,716
4.10%, 5/1/2023	100,000	87,846

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Barrick North America Finance LLC 5.70%, 5/30/2041 (a)	$100,000	$83,437
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	98,308
BHP Billiton Finance USA, Ltd.:
1.13%, 11/21/2014	200,000	201,517
2.88%, 2/24/2022	250,000	237,517
6.50%, 4/1/2019	100,000	119,641
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	187,511
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	250,000	250,755
2.38%, 3/15/2018 (c)	100,000	96,558
3.88%, 3/15/2023 (c)	100,000	91,830
5.45%, 3/15/2043 (c)	100,000	89,030
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	91,959
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	283,329
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	250,000	239,903
4.75%, 3/22/2042	250,000	230,907
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	304,492
3.75%, 9/20/2021	100,000	98,521
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	98,420
3.75%, 2/1/2023	100,000	91,336
6.25%, 7/15/2041	200,000	190,606
Vale Overseas, Ltd.:
6.88%, 11/21/2036	330,000	332,794
6.88%, 11/10/2039	15,000	15,133

		4,233,734

MULTI-NATIONAL — 0.1%
European Bank for Reconstruction & Development 1.63%, 4/10/2018	150,000	151,794
European Investment Bank:
1.00%, 6/15/2018	250,000	242,821
1.75%, 3/15/2017 (a)	100,000	102,323

		496,938

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	100,000	91,154
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	245,479
6.40%, 6/15/2018	250,000	296,437
DTE Energy Co. 6.38%, 4/15/2033	150,000	172,044
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	287,134
Sempra Energy 2.30%, 4/1/2017	150,000	152,687

		1,244,935

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	102,244
4.38%, 9/1/2023 (a)	90,000	91,830
6.70%, 7/15/2034	50,000	55,578
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	104,417
Target Corp.:
2.90%, 1/15/2022 (a)	250,000	243,358
4.00%, 7/1/2042	200,000	177,434
5.88%, 7/15/2016 (a)	100,000	113,743

		888,604

OFFICE ELECTRONICS — 0.0% (b)
Xerox Corp. 2.95%, 3/15/2017 (a)	300,000	307,547

OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	426,646
6.45%, 9/15/2036	100,000	114,426
Apache Corp.:
5.10%, 9/1/2040	100,000	98,697
5.63%, 1/15/2017 (a)	250,000	281,764
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	150,000	150,625
BP Capital Markets PLC:
1.38%, 5/10/2018 (a)	100,000	96,917
1.70%, 12/5/2014 (a)	500,000	507,176
2.24%, 9/26/2018	100,000	100,334
3.56%, 11/1/2021	100,000	99,531
3.99%, 9/26/2023	100,000	101,200
4.74%, 3/11/2021 (a)	200,000	217,133
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	116,715
6.50%, 2/15/2037 (a)	250,000	283,688
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	88,553
6.75%, 11/15/2039	100,000	118,290
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	115,712
Chevron Corp.:
1.10%, 12/5/2017	100,000	98,043
2.36%, 12/5/2022	225,000	207,971
Conoco, Inc. 6.95%, 4/15/2029	100,000	126,904
ConocoPhillips 5.90%, 10/15/2032	250,000	288,468
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	657,750
DCP Midstream Operating LP 3.88%, 3/15/2023	50,000	45,386
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	117,143
7.95%, 4/15/2032	200,000	257,855
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	116,687
Encana Corp.:
5.15%, 11/15/2041 (a)	206,000	189,638
5.90%, 12/1/2017	100,000	114,694
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	263,605
6.70%, 7/1/2018	100,000	117,034
Ensco PLC 4.70%, 3/15/2021	100,000	105,940

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Enterprise Products Operating LLC:
3.20%, 2/1/2016	$500,000	$524,410
4.85%, 8/15/2042	250,000	232,719
5.20%, 9/1/2020 (a)	200,000	222,172
6.30%, 9/15/2017	50,000	58,054
EOG Resources, Inc.:
4.10%, 2/1/2021 (a)	100,000	105,382
5.63%, 6/1/2019	129,000	149,876
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	98,898
Hess Corp. 5.60%, 2/15/2041	350,000	358,361
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	248,776
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	490,110
5.63%, 9/1/2041	50,000	48,789
5.80%, 3/15/2035	175,000	174,976
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	118,559
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	57,768
6.50%, 3/1/2041	49,000	52,655
Nexen, Inc. 5.88%, 3/10/2035	100,000	103,647
Noble Holding International, Ltd.:
3.05%, 3/1/2016 (a)	100,000	103,121
3.95%, 3/15/2022 (a)	100,000	96,383
Occidental Petroleum Corp.:
1.50%, 2/15/2018 (a)	400,000	392,654
2.50%, 2/1/2016	100,000	103,626
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	127,549
6.13%, 2/1/2041	100,000	102,039
ONEOK, Inc. 4.25%, 2/1/2022 (a)	250,000	233,797
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (a)	100,000	110,750
6.63%, 6/15/2035	215,000	228,975
Petro-Canada 5.95%, 5/15/2035	100,000	107,214
Petrobras Global Finance BV:
4.38%, 5/20/2023 (a)	150,000	136,783
5.63%, 5/20/2043 (a)	83,000	69,250
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	607,750
3.88%, 1/27/2016	100,000	103,481
5.75%, 1/20/2020 (a)	105,000	109,676
6.75%, 1/27/2041	100,000	96,950
6.88%, 1/20/2040	105,000	103,407
Petroleos Mexicanos:
3.50%, 7/18/2018 (a)	100,000	101,500
4.88%, 1/24/2022	500,000	517,500
4.88%, 1/18/2024	150,000	150,938
5.50%, 6/27/2044	125,000	113,750
6.50%, 6/2/2041	150,000	156,750
Phillips 66 5.88%, 5/1/2042	250,000	261,532
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	121,479
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	91,129
4.30%, 1/31/2043	100,000	86,920
6.50%, 5/1/2018 (a)	100,000	117,978
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	89,251
Shell International Finance BV:
1.13%, 8/21/2017	100,000	98,963
3.10%, 6/28/2015	300,000	312,832
3.25%, 9/22/2015 (a)	54,000	56,755
4.55%, 8/12/2043	100,000	98,217
6.38%, 12/15/2038	220,000	272,535
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	656,307
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	123,009
Statoil ASA:
2.90%, 10/15/2014	100,000	102,509
3.13%, 8/17/2017 (a)	100,000	106,021
3.15%, 1/23/2022	50,000	49,214
4.25%, 11/23/2041	50,000	46,059
5.10%, 8/17/2040	225,000	233,012
Suncor Energy, Inc. 6.10%, 6/1/2018 (a)	200,000	233,248
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	146,066
Total Capital International SA:
1.00%, 8/12/2016 (a)	250,000	249,821
2.88%, 2/17/2022	350,000	335,505
3.70%, 1/15/2024	100,000	100,441
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022 (a)	100,000	91,608
6.10%, 6/1/2040 (a)	100,000	114,948
6.50%, 8/15/2018	250,000	297,618
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	100,000	132,668
Transocean, Inc.:
6.00%, 3/15/2018	55,000	61,735
6.80%, 3/15/2038 (a)	250,000	263,196
Valero Energy Corp.:
6.13%, 2/1/2020	65,000	74,462
6.63%, 6/15/2037	100,000	107,563
Western Gas Partners LP 2.60%, 8/15/2018	100,000	99,817
Williams Cos., Inc. 8.75%, 3/15/2032	125,000	156,212
Williams Partners LP:
3.35%, 8/15/2022 (a)	100,000	92,227
4.00%, 11/15/2021	50,000	49,594
5.25%, 3/15/2020	110,000	119,590
6.30%, 4/15/2040	35,000	36,860

		18,230,421

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	96,489
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	230,306
International Paper Co.:
6.00%, 11/15/2041	20,000	21,300
7.50%, 8/15/2021	250,000	306,905

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Plum Creek Timberlands LP 3.25%, 3/15/2023	$100,000	$91,413

		746,413

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	84,691

PHARMACEUTICALS — 0.9%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	112,604
6.00%, 4/1/2039 (a)	125,000	148,564
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	248,136
2.90%, 11/6/2022	100,000	93,585
4.40%, 11/6/2042	250,000	228,159
Allergan, Inc. 2.80%, 3/15/2023 (a)	100,000	94,265
AstraZeneca PLC:
5.90%, 9/15/2017 (a)	150,000	173,751
6.45%, 9/15/2037	75,000	91,031
Bristol-Myers Squibb Co. 6.13%, 5/1/2038 (a)	250,000	300,732
Eli Lilly & Co. 5.20%, 3/15/2017	225,000	253,824
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	206,266
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	200,000	200,489
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	174,342
6.38%, 5/15/2038	355,000	438,143
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,561
3.55%, 5/15/2021 (a)	250,000	261,592
4.85%, 5/15/2041	100,000	105,975
McKesson Corp. 2.85%, 3/15/2023	100,000	94,279
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,342
Merck & Co, Inc.:
2.80%, 5/18/2023 (a)	150,000	141,851
4.15%, 5/18/2043	100,000	92,438
6.55%, 9/15/2037	200,000	251,139
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	342,976
Perrigo Co. 2.95%, 5/15/2023	100,000	96,187
Pfizer, Inc.:
5.35%, 3/15/2015	200,000	213,213
6.20%, 3/15/2019	135,000	161,925
Sanofi:
2.63%, 3/29/2016	100,000	104,308
4.00%, 3/29/2021	125,000	132,317
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	355,091
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	197,669
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	141,601
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	200,000	187,053
Wyeth 5.95%, 4/1/2037	240,000	281,614
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	69,312
Zoetis, Inc.:
3.25%, 2/1/2023 (c)	42,000	39,508
4.70%, 2/1/2043 (c)	60,000	54,910

		6,296,752

REAL ESTATE — 0.0% (b)
Weyerhaeuser Co. 4.63%, 9/15/2023	200,000	204,273

REAL ESTATE INVESTMENT TRUSTS — 0.5%
BioMed Realty LP 3.85%, 4/15/2016	25,000	26,149
Boston Properties LP:
4.13%, 5/15/2021	200,000	205,352
5.63%, 11/15/2020	50,000	56,708
Camden Property Trust 4.88%, 6/15/2023	250,000	262,096
DDR Corp. 3.38%, 5/15/2023	100,000	90,791
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	91,370
Duke Realty LP 6.75%, 3/15/2020	25,000	28,773
ERP Operating LP:
5.13%, 3/15/2016	250,000	272,556
5.75%, 6/15/2017	100,000	112,489
HCP, Inc. 5.38%, 2/1/2021	100,000	108,298
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	525,015
5.25%, 1/15/2022	100,000	106,621
6.20%, 6/1/2016	150,000	167,415
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	50,118
Kilroy Realty LP 3.80%, 1/15/2023	100,000	93,011
Liberty Property LP:
3.38%, 6/15/2023	50,000	46,291
4.40%, 2/15/2024	63,000	63,064
National Retail Properties, Inc. 3.30%, 4/15/2023	50,000	45,503
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	23,593
ProLogis LP:
2.75%, 2/15/2019	86,000	85,828
4.50%, 8/15/2017	20,000	21,436
Realty Income Corp. 5.88%, 3/15/2035	50,000	51,888
Simon Property Group LP:
2.15%, 9/15/2017 (a)	500,000	507,330
4.20%, 2/1/2015	300,000	311,225
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	97,859
2.70%, 4/1/2020	100,000	95,294
Vornado Realty LP 4.25%, 4/1/2015	100,000	103,741

		3,649,814

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	$350,000	$349,581
4.38%, 9/1/2042	100,000	89,499
4.95%, 9/15/2041	100,000	97,183
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	90,542
2.85%, 12/15/2021	100,000	96,869
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	134,583
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	105,164
CSX Corp.:
6.15%, 5/1/2037	165,000	186,862
6.25%, 4/1/2015	250,000	269,780
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	32,732
4.84%, 10/1/2041	100,000	97,252
7.70%, 5/15/2017	230,000	277,462
Ryder System, Inc. 2.50%, 3/1/2018 (a)	100,000	99,833
Union Pacific Corp.:
3.65%, 2/15/2024 (c)	92,000	91,588
4.82%, 2/1/2044 (c)	205,000	204,352
United Parcel Service, Inc. 1.13%, 10/1/2017	50,000	49,294

		2,272,576

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	103,908
Broadcom Corp. 2.50%, 8/15/2022	100,000	91,577
Intel Corp.:
1.35%, 12/15/2017	150,000	148,238
2.70%, 12/15/2022 (a)	200,000	184,983
4.25%, 12/15/2042 (a)	150,000	133,423
4.80%, 10/1/2041	185,000	177,550
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,769
2.38%, 5/16/2016	100,000	104,015

		1,043,463

SOFTWARE — 0.2%
CA, Inc. 4.50%, 8/15/2023	150,000	150,372
Microsoft Corp.:
2.38%, 5/1/2023 (a)	100,000	90,768
3.00%, 10/1/2020	400,000	405,867
3.50%, 11/15/2042	100,000	80,780
Oracle Corp.:
1.20%, 10/15/2017	125,000	122,618
2.50%, 10/15/2022	100,000	92,175
5.75%, 4/15/2018	200,000	232,953
6.13%, 7/8/2039	350,000	419,835

		1,595,368

SPECIALTY RETAIL — 0.2%
AutoZone, Inc. 3.13%, 7/15/2023 (a)	100,000	92,436
Dollar General Corp. 1.88%, 4/15/2018	100,000	96,956
Kohl’s Corp. 3.25%, 2/1/2023 (a)	100,000	91,863
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	102,783
5.50%, 10/15/2035	250,000	264,134
The Gap, Inc. 5.95%, 4/12/2021 (a)	100,000	110,435
The Home Depot, Inc.:
4.88%, 2/15/2044	100,000	102,455
5.40%, 3/1/2016	255,000	282,205
5.95%, 4/1/2041	250,000	290,642
TJX Cos., Inc. 2.50%, 5/15/2023	100,000	92,135

		1,526,044

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023 (a)	50,000	46,035

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	534,483
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	30,000	30,795
3.45%, 8/27/2018	100,000	102,083

		667,361

TOBACCO — 0.2%
Altria Group, Inc.:
2.95%, 5/2/2023	100,000	91,046
4.13%, 9/11/2015	250,000	265,473
4.75%, 5/5/2021	60,000	63,573
9.70%, 11/10/2018	68,000	89,842
9.95%, 11/10/2038	100,000	148,432
Lorillard Tobacco Co.:
2.30%, 8/21/2017 (a)	100,000	99,483
3.50%, 8/4/2016 (a)	45,000	47,141
Philip Morris International, Inc.:
2.90%, 11/15/2021	500,000	484,518
5.65%, 5/16/2018	150,000	173,636
Reynolds American, Inc.:
4.75%, 11/1/2042	100,000	86,823
7.63%, 6/1/2016	100,000	116,881

		1,666,848

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp. 2.38%, 7/30/2018	46,000	45,241

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Alltel Corp. 7.00%, 3/15/2016	82,000	93,098
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	508,538
5.00%, 3/30/2020	100,000	107,339
6.13%, 3/30/2040	175,000	180,940
American Tower Corp.:
5.00%, 2/15/2024	90,000	88,086
5.90%, 11/1/2021	100,000	105,796
AT&T Corp. 8.00%, 11/15/2031	16,000	21,511

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

AT&T, Inc.:
1.60%, 2/15/2017	$100,000	$100,032
4.45%, 5/15/2021	700,000	736,083
5.35%, 9/1/2040	320,000	308,032
6.55%, 2/15/2039	100,000	111,020
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	410,000	490,499
Embarq Corp. 8.00%, 6/1/2036	200,000	206,884
France Telecom SA:
2.13%, 9/16/2015 (a)	100,000	101,480
4.13%, 9/14/2021 (a)	350,000	352,283
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	95,501
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	179,866
Telecom Italia Capital SA:
5.25%, 10/1/2015	200,000	209,167
7.72%, 6/4/2038	350,000	335,123
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	217,629
US Cellular Corp. 6.70%, 12/15/2033	200,000	190,002
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	182,696
5.63%, 2/27/2017	490,000	549,218

		5,470,823

TOTAL CORPORATE BONDS & NOTES —
(Cost $170,855,101)		171,896,477

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	913,750
7.88%, 3/7/2015	100,000	109,850
11.00%, 8/17/2040	150,000	175,500
Canada Government International Bond 0.88%, 2/14/2017	250,000	250,103
Chile Government International Bond 3.25%, 9/14/2021	100,000	98,650
China Development Bank Corp. 5.00%, 10/15/2015	100,000	107,155
Colombia Government International Bond:
2.63%, 3/15/2023	100,000	88,500
7.38%, 3/18/2019	200,000	243,000
7.38%, 9/18/2037	250,000	313,750
Export Development Canada 2.25%, 5/28/2015	200,000	206,395
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	471,600
Israel Government International Bond:
4.00%, 6/30/2022	100,000	104,000
5.13%, 3/26/2019	100,000	113,750
Italy Government International Bond 5.25%, 9/20/2016	500,000	542,060
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	198,542
1.75%, 7/31/2018	200,000	199,656
3.38%, 7/31/2023	200,000	200,827
Japan Finance Corp. 2.25%, 7/13/2016	250,000	259,928
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	108,637
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	929,330
4.75%, 3/8/2044	200,000	182,000
5.75%, 10/12/2110	300,000	285,000
6.75%, 9/27/2034	50,000	60,250
Panama Government International Bond:
5.20%, 1/30/2020 (e)	50,000	54,750
6.70%, 1/26/2036	200,000	229,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	362,250
5.00%, 1/13/2037	200,000	217,500
7.75%, 1/14/2031	300,000	390,000
8.38%, 6/17/2019	100,000	126,500
Poland Government International Bond:
5.00%, 3/23/2022	100,000	107,461
5.13%, 4/21/2021	450,000	489,375
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	363,535
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	209,732
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	112,645
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	311,626
2.70%, 6/16/2015	300,000	311,370
3.00%, 7/16/2018	1,000,000	1,057,031
Province of Quebec Canada 7.50%, 9/15/2029	455,000	620,205
Republic of Italy 6.88%, 9/27/2023	200,000	239,198
Republic of Peru:
7.13%, 3/30/2019	100,000	121,500
8.75%, 11/21/2033	250,000	360,000
Republic of South Africa 5.50%, 3/9/2020	100,000	107,000
South Africa Government International Bond 4.67%, 1/17/2024	250,000	241,875
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	288,750
6.75%, 4/3/2018	500,000	554,250
6.88%, 3/17/2036	300,000	318,000
7.38%, 2/5/2025	425,000	480,250

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Uruguay Government International Bond 7.63%, 3/21/2036	$200,000	$254,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $14,528,071)		14,090,536

U.S. GOVERNMENT AGENCY MBS TBA — 18.3%
Fannie Mae
2.50%, 15yr TBA (f)	2,300,000	2,314,016
3.00%, 15yr TBA (f)	3,550,000	3,675,359
3.00%, 30yr TBA (f)	5,000,000	4,885,156
3.50%, 15yr TBA (f)	3,750,000	3,959,180
3.50%, 30yr TBA (f)	9,500,000	9,673,672
4.00%, 15yr TBA (f)	3,000,000	3,187,500
4.00%, 30yr TBA (f)	5,500,000	5,767,266
4.50%, 30yr TBA (f)	8,000,000	8,543,750
5.00%, (f)	6,000,000	6,507,187
Freddie Mac
2.50%, 15yr TBA (f)	500,000	502,656
3.00%, 15yr TBA (f)	4,000,000	4,134,375
3.00%, 30yr TBA	994,473	968,629
3.50%, 30yr TBA (f)	4,750,000	4,822,363
3.50%, 30yr TBA	1,994,927	2,026,828
4.00%, 30yr TBA (f)	7,500,000	7,837,500
4.50%, 30yr TBA (f)	7,500,000	7,983,398
5.00%, 30yr TBA (f)	5,000,000	5,394,531
5.50%, 30yr TBA (f)	8,500,000	9,267,656
5.50%, 30yr TBA	3,992	4,350
5.50%, 30yr TBA	7,357	7,947
5.50%, 30yr TBA	3,507	3,789
5.50%, 30yr TBA	1,744,334	1,884,883
5.50%, 30yr TBA	8,884	9,600
6.00%, TBA (f)	3,750,000	4,085,742
6.00%, 30yr TBA (f)	700,000	765,734
6.50%, 30yr TBA (e)(f)	2,000,000	2,226,563
Ginnie Mae
3.00%, 30yr TBA	2,015,239	1,996,452
3.00%, 30yr TBA	1,984,376	1,965,846
3.50%, 30yr TBA (f)	5,000,000	5,139,062
4.00%, 30yr TBA (f)	7,350,000	7,750,805
4.50%, 30yr TBA (f)	7,000,000	7,515,156
5.00%, 30yr TBA (f)	2,000,000	2,175,938
6.00%, 30yr TBA (f)	2,000,000	2,212,813

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $127,686,325)		129,195,702

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
Federal Farm Credit Bank 4.88%, 12/16/2015	750,000	823,917
Federal Home Loan Bank
0.58%, 7/29/2016	250,000	248,320
0.80%, 6/24/2016	600,000	598,882
4.75%, 12/16/2016	500,000	563,682
4.88%, 5/17/2017 (a)	1,200,000	1,366,698
5.00%, 11/17/2017 (a)	300,000	345,821
5.38%, 5/18/2016	1,250,000	1,406,379
5.50%, 7/15/2036	250,000	298,035
Federal Home Loan Mortgage Corp.
0.32%, 4/29/2015	300,000	299,598
0.50%, 5/13/2016	1,000,000	997,512
0.63%, 12/29/2014 (a)	1,000,000	1,005,122
0.80%, 1/13/2015	100,000	100,170
0.88%, 3/7/2018 (a)	750,000	732,951
1.00%, 6/30/2015	100,000	100,193
1.00%, 2/24/2016	100,000	100,219
1.00%, 3/8/2017 (a)	1,000,000	1,001,594
1.00%, 7/28/2017 (a)	750,000	746,728
1.05%, 4/30/2018	100,000	97,642
1.25%, 10/2/2019	200,000	191,214
1.55%, 5/8/2020	100,000	95,427
2.25%, 1/23/2017	100,000	100,597
2.38%, 1/13/2022 (a)	1,850,000	1,800,347
3.00%, 4/1/2043	971,146	945,908
3.00%, 4/1/2043	2,449,493	2,385,837
3.50%, 5/1/2026	1,340,320	1,411,512
4.00%, 11/1/2014	53,450	56,563
4.00%, 4/1/2019	55,205	58,434
4.00%, 4/1/2024	320,297	339,029
4.00%, 5/1/2025	203,145	215,166
4.00%, 6/1/2025	390,954	414,088
4.00%, 8/1/2025	106,535	112,839
4.00%, 9/1/2025	41,449	43,901
4.00%, 6/1/2026	1,264,380	1,340,570
4.38%, 7/17/2015	500,000	536,388
4.50%, 4/1/2014	34,363	36,279
4.50%, 6/1/2014	122,997	129,853
4.50%, 5/1/2019	564,784	596,266
4.50%, 9/1/2024	13,591	14,349
4.50%, 10/1/2024	465,590	491,585
4.50%, 4/1/2038	1,390,803	1,478,126
4.50%, 2/1/2039	10,657	11,338
4.50%, 6/1/2040	20,885	22,238
4.50%, 4/1/2041	22,719	24,195
5.00%, 2/16/2017 (a)	800,000	907,896
5.00%, 4/18/2017 (a)	723,000	824,043
5.00%, 3/1/2018	398,497	423,551
5.00%, 11/1/2035	63,131	67,978
5.00%, 12/1/2036	10,326	11,119
5.00%, 12/1/2036	10,401	11,200
5.00%, 2/1/2038	717,617	772,449
5.00%, 2/1/2038	1,752	1,886
5.00%, 3/1/2038	432,298	465,329
5.00%, 3/1/2038	500,995	539,011
5.00%, 6/1/2038	237,034	255,145
5.00%, 1/1/2039	279,667	301,036
5.00%, 2/1/2039	636,073	684,380
5.00%, 10/1/2039	170,579	183,613
5.50%, 6/1/2020	617,729	669,975
5.50%, 4/1/2021	49,876	53,967
5.50%, 2/1/2022	21,025	22,807
5.50%, 4/1/2022	157,215	170,112
5.50%, 11/1/2026	193,546	209,938
5.50%, 6/1/2027	53,570	58,086
5.50%, 4/1/2028	78,186	84,813
5.50%, 7/1/2028	143,342	155,492
5.50%, 1/1/2037	566,898	612,437
5.50%, 1/1/2037	198,626	214,582
5.50%, 11/1/2037	41,509	44,843
5.50%, 1/1/2038	406,614	439,276
5.50%, 4/1/2038	1,237,790	1,337,524
5.50%, 10/1/2038	26,951	29,122

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 3/15/2031	$450,000	$608,982
Federal National Mortgage Association
0.50%, 5/27/2015	1,000,000	1,003,653
0.50%, 7/2/2015	500,000	501,624
0.50%, 9/28/2015	500,000	501,421
0.50%, 3/30/2016 (a)	1,000,000	998,763
0.52%, 5/20/2016	400,000	397,655
0.52%, 5/27/2016	100,000	99,402
0.70%, 5/22/2017	400,000	391,749
0.75%, 12/19/2014	2,500,000	2,516,311
0.88%, 8/28/2017 (a)	1,000,000	988,515
0.88%, 12/20/2017 (a)	250,000	245,511
0.88%, 5/21/2018 (a)	200,000	194,509
1.00%, 5/21/2018	100,000	96,460
1.10%, 4/17/2018	100,000	97,356
1.13%, 4/27/2017 (a)	1,000,000	1,004,244
1.75%, 1/30/2019	100,000	98,948
2.00%, 9/21/2015	250,000	257,503
2.25%, 3/15/2016	300,000	311,990
2.38%, 4/11/2016 (a)	250,000	261,392
2.50%, 8/1/2028	993,728	1,000,686
2.63%, 11/20/2014	300,000	308,242
3.00%, 1/1/2043	1,926,763	1,884,028
3.00%, 3/1/2043	2,192,054	2,143,434
3.00%, 5/1/2043	2,962,614	2,896,903
3.00%, 6/1/2043	1,977,555	1,933,693
3.00%, 6/1/2043	1,483,815	1,450,904
3.00%, 7/1/2043	1,344,214	1,314,400
3.50%, 10/1/2042	1,132,526	1,153,997
3.50%, 7/1/2043	1,979,524	2,017,186
4.00%, 12/1/2040	1,905,099	1,997,984
4.00%, 3/1/2041	2,410,814	2,528,663
4.00%, 2/1/2042	1,482,918	1,555,643
4.38%, 10/15/2015	250,000	270,174
4.50%, 4/1/2023	5,596	5,941
4.50%, 4/1/2023	1,019,968	1,082,891
4.50%, 8/1/2023	2,200	2,335
4.50%, 4/1/2039	1,881,825	2,008,493
4.50%, 10/1/2040	940,165	1,004,894
4.50%, 2/1/2041	1,917,386	2,051,030
5.00%, 11/1/2014	36,820	39,051
5.00%, 5/1/2015	504,633	535,211
5.00%, 10/1/2015	57,135	60,599
5.00%, 12/1/2015	509,400	540,267
5.00%, 2/1/2016	71,868	76,223
5.00%, 5/11/2017 (a)	510,000	581,609
5.00%, 6/1/2018	133,495	141,928
5.00%, 7/1/2035	1,838,387	1,995,192
5.38%, 6/12/2017	1,000,000	1,155,541
6.00%, 6/1/2017	2,545	2,558
6.00%, 2/1/2037	995,995	1,086,340
6.00%, 10/1/2039	1,385,461	1,510,668
6.00%, 4/1/2040	1,808,411	1,971,778
6.63%, 11/15/2030	150,000	200,898
7.13%, 1/15/2030	525,000	733,500
Government National Mortgage Association
3.00%, 12/15/2042	1,477,121	1,459,231
3.00%, 2/20/2043	2,449,477	2,426,604
3.00%, 4/20/2043	2,945,345	2,917,842
3.50%, 2/15/2042	1,971,800	2,029,668
3.50%, 4/15/2043	1,524,003	1,569,015
4.00%, 6/15/2040	183,538	195,126
4.50%, 3/15/2038	1,397,855	1,508,678
4.50%, 6/15/2039	194,276	209,274
4.50%, 7/15/2039	619,877	667,729
4.50%, 6/15/2040	1,825,483	1,974,634
4.50%, 6/15/2040	48,862	52,854
4.50%, 12/15/2041	204,984	220,458
5.00%, 4/15/2039	4,831,087	5,276,468
5.50%, 6/15/2038	1,098,196	1,199,889
5.50%, 7/15/2038	1,394,838	1,523,999
5.50%, 2/15/2039	214,877	234,775
6.00%, 6/15/2041	585,087	646,832
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	70,117
4.63%, 9/15/2060	14,000	13,254
5.25%, 9/15/2039	450,000	492,108
7.13%, 5/1/2030	66,000	88,893

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $108,519,421)		107,833,442

U.S. TREASURY OBLIGATIONS — 36.4%
Treasury Bonds
2.75%, 8/15/2042 (a)	1,925,000	1,595,921
2.75%, 11/15/2042 (a)	1,860,000	1,539,634
2.88%, 5/15/2043 (a)	1,000,000	848,920
3.00%, 5/15/2042	250,000	219,083
3.13%, 11/15/2041 (a)	3,150,000	2,840,701
3.13%, 2/15/2042	2,250,000	2,025,742
3.13%, 2/15/2043	700,000	627,291
3.88%, 8/15/2040	2,500,000	2,605,025
4.38%, 5/15/2040	3,050,000	3,450,434
4.38%, 5/15/2041 (a)	1,600,000	1,808,656
4.50%, 2/15/2036	150,000	173,259
4.50%, 8/15/2039 (a)	2,300,000	2,655,212
4.75%, 2/15/2037	1,250,000	1,493,513
4.75%, 2/15/2041 (a)	500,000	599,195
5.25%, 11/15/2028 (a)	500,000	625,005
5.25%, 2/15/2029	250,000	312,480
5.38%, 2/15/2031 (a)	200,000	255,014
6.13%, 11/15/2027 (a)	2,500,000	3,374,775
6.25%, 8/15/2023	1,000,000	1,323,680
6.50%, 11/15/2026	800,000	1,107,800
6.88%, 8/15/2025 (a)	750,000	1,057,012
7.13%, 2/15/2023 (a)	1,000,000	1,392,120
7.25%, 5/15/2016 (a)	1,000,000	1,176,040
7.25%, 8/15/2022	500,000	696,320
7.50%, 11/15/2016 (a)	1,015,000	1,227,795
8.13%, 8/15/2019	1,500,000	2,048,085
8.75%, 8/15/2020	1,130,000	1,631,313
8.88%, 8/15/2017	713,000	927,392
9.13%, 5/15/2018	500,000	677,935
Treasury Notes
0.25%, 12/15/2014 (a)	2,200,000	2,202,310
0.25%, 1/15/2015 (a)	2,500,000	2,502,375
0.25%, 2/15/2015	3,750,000	3,752,850
0.25%, 5/15/2015	2,000,000	1,999,840
0.25%, 7/15/2015 (a)	500,000	499,640
0.25%, 10/15/2015	700,000	698,698
0.38%, 3/15/2015	2,500,000	2,506,000

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

0.38%, 6/30/2015	$1,500,000	$1,502,565
0.38%, 1/15/2016 (a)	1,000,000	999,310
0.50%, 7/31/2017	500,000	490,610
0.63%, 4/30/2018 (a)	1,500,000	1,458,135
0.75%, 10/31/2017	2,500,000	2,465,800
0.75%, 12/31/2017	5,000,000	4,915,750
0.75%, 3/31/2018	1,250,000	1,223,525
0.88%, 11/30/2016	1,500,000	1,506,735
0.88%, 12/31/2016	3,000,000	3,010,290
0.88%, 2/28/2017	2,250,000	2,253,060
0.88%, 4/30/2017	2,500,000	2,498,200
0.88%, 1/31/2018	1,000,000	987,090
0.88%, 7/31/2019	500,000	477,355
1.00%, 3/31/2017	2,750,000	2,762,787
1.25%, 8/31/2015	5,000,000	5,089,550
1.25%, 9/30/2015 (a)	4,500,000	4,582,980
1.25%, 10/31/2015	4,000,000	4,074,400
1.25%, 1/31/2019	1,000,000	987,580
1.38%, 11/30/2015	3,000,000	3,064,380
1.38%, 6/30/2018	750,000	752,048
1.38%, 9/30/2018	1,500,000	1,498,920
1.38%, 11/30/2018 (a)	250,000	249,260
1.38%, 12/31/2018 (a)	300,000	298,608
1.38%, 2/28/2019	3,300,000	3,274,920
1.50%, 6/30/2016	10,000,000	10,254,799
1.50%, 8/31/2018 (a)	6,000,000	6,040,680
1.50%, 3/31/2019	2,250,000	2,243,295
1.63%, 8/15/2022	2,000,000	1,863,120
1.63%, 11/15/2022	3,500,000	3,240,370
1.75%, 5/31/2016	2,000,000	2,064,040
1.75%, 5/15/2022	500,000	473,545
1.75%, 5/15/2023 (a)	1,750,000	1,621,550
1.88%, 6/30/2015	1,750,000	1,798,493
1.88%, 8/31/2017	2,000,000	2,065,080
1.88%, 9/30/2017	2,000,000	2,064,020
2.00%, 11/15/2021 (a)	900,000	879,588
2.00%, 2/15/2022 (a)	1,000,000	972,020
2.00%, 2/15/2023	1,500,000	1,428,630
2.13%, 5/31/2015	2,000,000	2,061,980
2.13%, 12/31/2015	1,800,000	1,869,768
2.13%, 8/15/2021	3,250,000	3,222,635
2.25%, 1/31/2015	5,500,000	5,651,140
2.25%, 11/30/2017	2,500,000	2,614,850
2.25%, 7/31/2018	1,000,000	1,042,840
2.38%, 10/31/2014	2,555,000	2,616,269
2.38%, 2/28/2015	5,000,000	5,153,150
2.38%, 7/31/2017	5,000,000	5,258,800
2.50%, 3/31/2015	2,000,000	2,068,240
2.50%, 4/30/2015	3,000,000	3,106,980
2.50%, 8/15/2023 (a)	1,500,000	1,484,655
2.63%, 12/31/2014	2,000,000	2,061,240
2.63%, 2/29/2016 (a)	3,500,000	3,683,925
2.63%, 4/30/2018 (a)	1,000,000	1,061,190
2.63%, 8/15/2020 (a)	3,500,000	3,653,090
2.63%, 11/15/2020	1,500,000	1,560,000
2.75%, 11/30/2016	4,380,000	4,656,378
2.75%, 2/28/2018 (a)	2,000,000	2,134,240
2.75%, 2/15/2019	2,000,000	2,128,120
3.00%, 8/31/2016	2,750,000	2,938,402
3.00%, 2/28/2017	2,000,000	2,146,800
3.13%, 10/31/2016 (a)	2,750,000	2,953,967
3.13%, 1/31/2017 (a)	750,000	807,630
3.13%, 5/15/2019 (g)	5,500,000	5,960,406
3.13%, 5/15/2021	1,500,000	1,603,110
3.38%, 11/15/2019	3,500,000	3,839,710
3.50%, 2/15/2018	2,250,000	2,471,962
3.50%, 5/15/2020 (a)	3,000,000	3,308,850
3.63%, 8/15/2019	500,000	555,050
3.63%, 2/15/2020	1,500,000	1,666,515
3.63%, 2/15/2021	3,000,000	3,319,530
3.75%, 11/15/2018 (a)	1,500,000	1,673,850
4.00%, 2/15/2015	5,200,000	5,470,816
4.13%, 5/15/2015	3,000,000	3,187,920
4.25%, 11/15/2014	4,000,000	4,183,600
4.25%, 8/15/2015	2,500,000	2,684,100
4.50%, 11/15/2015 (a)	1,000,000	1,087,440
4.50%, 2/15/2016 (a)	1,000,000	1,096,210
4.63%, 11/15/2016	2,500,000	2,803,125
4.75%, 8/15/2017	2,425,000	2,771,654
5.13%, 5/15/2016	810,000	907,694
5.95%, 3/19/2019	200,000	231,500

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $256,278,579)		256,669,484

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.6%
Bank of America Commercial Mortgage, Inc. 5.86%, 6/10/2049 (d)	780,000	867,774
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	443,731
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	259,566
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (d)	250,000	270,542
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	252,880
5.44%, 6/12/2047	510,000	563,767
5.81%, 6/12/2043 (d)	500,000	547,799
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	439,815
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	525,302
5.61%, 4/15/2049	53,730	54,610
Wachovia Bank Commercial Mortgage Trust 5.41%, 10/15/2044 (d)	258,294	275,070

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $3,529,439)		4,500,856

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
THRIFTS & MORTGAGE FINANCE — 1.1%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (d)	510,000	569,662

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	$1,500,000	$1,525,019
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A3 5.57%, 2/15/2039 (d)	590,097	594,244
Greenwich Capital Commercial Funding Corp. 6.06%, 7/10/2038 (d)	839,847	924,244
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	750,000	824,711
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	479,803
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (d)	500,000	543,602
Merrill Lynch Mortgage Trust 6.04%, 6/12/2050 (d)	548,966	589,241
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	799,238
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	823,517

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $7,804,427)		7,673,281

ASSET BACKED — 0.2%
AUTOMOBILES — 0.1%
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	172,877
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	250,499

		423,376

CREDIT CARD RECEIVABLES — 0.1%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	295,000	339,756
6.15%, 6/15/2039	250,000	289,339

		629,095

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	273,113

TOTAL ASSET BACKED —
(Cost $1,351,794)		1,325,584

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	39,121
7.30%, 10/1/2039	500,000	629,235
7.55%, 4/1/2039	225,000	292,837
7.60%, 11/1/2040	150,000	197,559
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	184,123
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	56,380
University of California 4.86%, 5/15/2112	150,000	129,359

		1,528,614

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	101,071

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	244,050
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	215,986

		460,036

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	200,000	177,326
7.35%, 7/1/2035	250,000	265,825

		443,151

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	103,583

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	107,587
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	315,928
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	86,454

		509,969

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	238,672
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	109,906
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	90,648
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	292,840
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	288,560

		1,020,626

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	101,735

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	$200,000	$214,960

		316,695

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	103,031
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	78,314

		181,345

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	95,363

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	120,817

WASHINGTON — 0.1%
Chase Issuance Trust 0.79%, 6/15/2017	350,000	351,106
Washington, State General Obligation 5.14%, 8/1/2040	150,000	157,511

		508,617

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,590,947)		5,389,887

	Shares
SHORT TERM INVESTMENTS — 25.5%
MONEY MARKET FUNDS — 25.5%
State Street Institutional Liquid Reserves Fund 0.06% (h)(i)	123,883,787	123,883,787
State Street Navigator Securities Lending Prime Portfolio (i)(j)	55,629,524	55,629,524

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $179,513,311)		179,513,311

TOTAL INVESTMENTS — 124.6% (l)
(Cost $875,657,415)		878,088,560
OTHER ASSETS & LIABILITIES — (24.6)%		(173,361,423)

NET ASSETS — 100.0%		$704,727,137

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	Investments of cash collateral for securities loaned.
(k)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.2%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,748,241
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	411,570

		2,159,811

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	2,982,196

ARIZONA — 1.7%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A 5.00%, 1/1/2016	500,000	549,205
Series A 5.00%, 12/1/2026	800,000	900,232
Series A 5.00%, 1/1/2027	500,000	546,225
Series A 5.00%, 12/1/2031	12,000,000	12,980,040
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,920,924

		16,896,626

ARKANSAS — 0.4%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 10/1/2019	2,460,000	2,917,708
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	559,615

		3,477,323

CALIFORNIA — 13.5%
California, Bay Area Toll Authority Revenue 5.00%, 4/1/2026	9,135,000	10,306,107
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	260,258
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,901,400
Series AE 5.00%, 12/1/2020	320,000	368,051
California, State Educational Facilities Authority Revenue 5.25%, 4/1/2040	500,000	590,585
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,746,436
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,380,896
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,053,000
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	2,880,000	2,758,349
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	4,721,310
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,182,160
Series A 5.00%, 7/1/2020	7,400,000	8,845,516
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,685,480
Los Angeles, CA, Unified School District, General Obligation:
Series A 2.00%, 7/1/2022	790,000	755,524
Series A-1 4.00%, 7/1/2016	1,250,000	1,363,712
Series KRY 5.00%, 7/1/2018	330,000	384,836
Series D 5.00%, 1/1/2034	575,000	596,741
Series F 5.00%, 1/1/2034	815,000	845,815
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,074,260
5.00%, 6/1/2039	1,845,000	1,902,638
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,204,900
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	4,894,848
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	900,000	985,788
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	329,872
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	527,810
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	3,946,530
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	1,160,000	545,536
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,067,729
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,711,950
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	1,035,800
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (a)	2,000,000	975,360
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	500,000	544,645
Series A 5.00%, 7/1/2030	500,000	540,005
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	668,821

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	$1,110,000	$1,254,899
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,117,286
Subseries A 5.00%, 11/1/2024	2,400,000	2,756,856
5.00%, 6/15/2027	500,000	522,450
Series A 5.00%, 11/1/2030	6,000,000	6,474,960
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	932,076
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,091,698
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,929,931
5.00%, 5/15/2033	10,000,000	10,700,700
Series S 5.00%, 5/15/2040	1,000,000	1,057,870
Series Q 5.25%, 5/15/2028	2,855,000	3,160,314

		131,701,708

COLORADO — 2.3%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	5,795,650
Colorado, Regional Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2027	12,095,000	13,565,147
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	403,215
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation 5.50%, 11/1/2027	500,000	602,590
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	384,374
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,390,777
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	574,841

		22,716,594

CONNECTICUT — 2.7%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	549,680
Series B 5.00%, 12/1/2016	1,575,000	1,781,593
Series B 5.00%, 4/15/2019	905,000	1,038,180
5.00%, 12/1/2020	7,500,000	8,736,450
5.00%, 12/1/2021	7,500,000	8,788,425
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	5,853,328

		26,747,656

DELAWARE — 1.3%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,168,856
Series B 5.00%, 7/1/2017	150,000	172,533
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,320,002
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,627,725

		12,289,116

DISTRICT OF COLUMBIA — 1.6%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	6,500,000	6,039,150
Series C 5.00%, 12/1/2020	1,050,000	1,246,833
Series A 5.00%, 12/1/2023	1,235,000	1,453,163
Series C 5.00%, 12/1/2037	500,000	528,570
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	582,499
Series C 5.00%, 10/1/2028	5,000,000	5,405,200
Series C 5.13%, 10/1/2039	520,000	543,852

		15,799,267

FLORIDA — 5.0%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	471,582
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (b)	1,000,000	1,094,350
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	833,505
Series B 5.00%, 6/1/2015	2,600,000	2,800,954
Series D 5.00%, 6/1/2021	500,000	574,215
Series D 5.00%, 6/1/2024	6,550,000	7,340,650
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,548,650
Florida, State, Department of Transportation General Obligation:
Series A 5.00%, 7/1/2016	275,000	306,845
5.00%, 7/1/2021	500,000	592,910
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2014	1,375,000	1,426,961
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,128,405
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,724,547
5.00%, 7/1/2031	1,980,000	2,086,346
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	418,145
5.00%, 7/1/2037	5,000,000	5,084,650
Orlando, FL, Utilities Commission, Utility System Revenue:
Series A 5.00%, 10/1/2023	2,500,000	2,952,675
5.00%, 10/1/2029	1,400,000	1,523,844

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2025	$9,040,000	$10,350,348
Palm Beach County, FL, Solid Waste Authority Revenue 5.25%, 10/1/2019	500,000	595,725
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	848,363

		48,703,670

GEORGIA — 2.7%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,464,000
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,599,955
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,373,896
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	566,930
Series E 5.00%, 7/1/2018	700,000	819,483
Series I 5.00%, 7/1/2021	1,125,000	1,354,354
Series I 5.00%, 7/1/2022	1,100,000	1,287,979
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,606,120
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,337,586
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	582,170

		25,992,473

HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	2,888,052
Series A 5.25%, 8/1/2034	1,500,000	1,632,225
City & County of Honolulu, HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	2,550,000	2,647,640
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,082,187

		8,250,104

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,373,750

ILLINOIS — 4.1%
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (a)	600,000	200,784
Series C 5.00%, 1/1/2023	3,785,000	3,927,089
Series A 5.25%, 1/1/2037	5,000,000	4,849,450
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	518,545
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,251,700
Series A 5.25%, 11/15/2033	3,320,000	3,380,922
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	3,020,000	3,057,690
Illinois, State General Obligation:
5.00%, 1/1/2015 (b)	1,055,000	1,107,317
5.00%, 1/1/2018 (b)	595,000	655,535
Illinois, State Sales Tax Revenue:
Series A 4.75%, 6/15/2034	2,240,000	2,253,194
Series B 5.25%, 6/15/2034	5,000,000	5,229,800
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,825,000	1,921,761
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,467,462
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	910,898
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	423,992
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	5,000,000	4,869,050

		40,025,189

INDIANA — 0.0% (c)
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	295,000	339,828

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	700,000	819,161
5.00%, 8/1/2030	1,000,000	1,094,720

		1,913,881

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,138,260

KENTUCKY — 0.2%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	795,000	910,100
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	222,084
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (b)	450,000	517,072
Series A 5.00%, 11/1/2017	375,000	430,894

		2,080,150

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,123,000

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Louisiana, State General Obligation Series A 5.00%, 11/15/2018	$200,000	$234,134

		1,357,134

MARYLAND — 2.9%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,653,902
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	330,305
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,177,500
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 2/15/2016	250,000	275,435
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	476,760
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	602,195
Series C 4.00%, 8/15/2022	1,000,000	1,119,450
Series C 5.00%, 3/1/2017	3,110,000	3,549,785
Series B 5.00%, 8/1/2017	540,000	622,674
Series C 5.00%, 11/1/2018	4,325,000	5,090,179
Series B 5.00%, 8/1/2024	140,000	159,274
Maryland, State Health & Higher Educational Facilities Authority Revenue Series A 5.00%, 7/1/2018	400,000	463,872
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,053,866
Series A 3.00%, 11/1/2029	715,000	632,610
Series A 4.00%, 7/1/2030	5,000,000	5,079,350
Series A 5.00%, 11/1/2020	1,000,000	1,202,180
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,294,640

		27,783,977

MASSACHUSETTS — 3.8%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	504,761
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,001,400
Massachusetts, State College Building Authority Revenue Series C 3.00%, 5/1/2032	710,000	578,075
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	145,784
Series D 4.25%, 10/1/2027	2,750,000	2,877,105
Series A 4.50%, 6/1/2027	455,000	491,678
Series B 5.00%, 7/1/2019	590,000	694,347
Series A 5.00%, 3/1/2025	965,000	1,092,110
Series B 5.00%, 8/1/2025	5,100,000	5,823,333
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	408,892
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	953,273
Series B 5.00%, 10/15/2035	500,000	528,425
Series B 5.00%, 10/15/2041	1,500,000	1,566,525
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,823,400
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2024	480,000	548,400
5.00%, 8/1/2024	500,000	574,105
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	6,540,677
Series B 5.00%, 8/1/2030	2,775,000	2,992,504
Series A 5.00%, 8/1/2042	1,500,000	1,555,155

		36,699,949

MICHIGAN — 0.8%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	464,485
5.25%, 11/1/2035	550,000	507,892
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,111,880
5.00%, 10/1/2029	2,905,000	3,106,317
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2018	1,000,000	1,160,180
5.00%, 10/1/2022	1,000,000	1,157,380

		7,508,134

MINNESOTA — 1.8%
Metropolitan Council Series I 4.00%, 3/1/2022	500,000	556,565
Minnesota, State General Obligation:
Series B 5.00%, 8/1/2018	1,700,000	1,988,167
Series D 5.00%, 8/1/2018	2,000,000	2,339,020
Series A 5.00%, 10/1/2018	3,320,000	3,892,866
Series D 5.00%, 8/1/2019	2,275,000	2,692,599
Series D 5.00%, 8/1/2020	450,000	537,332
Series D 5.00%, 8/1/2021	1,020,000	1,197,990
Series D 5.00%, 8/1/2022	855,000	999,478
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,218,792

		17,422,809

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,169,890

MISSOURI — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,404,401
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	687,485

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2022	$125,000	$144,444
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	587,015
Missouri, State Highway & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2016	150,000	166,938

		2,990,283

NEBRASKA — 0.3%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,462,013
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,047,540

		2,509,553

NEVADA — 0.6%
Clark County, NV, Water Reclamation District, General Obligation Series A 5.25%, 7/1/2038	500,000	530,710
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 2/1/2033	350,000	363,622
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,558,389

		5,452,721

NEW JERSEY — 1.7%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,875
Series A 4.00%, 9/1/2022	50,000	56,250
Series A 4.00%, 9/1/2022	3,135,000	3,367,523
Series A 4.00%, 9/1/2027	40,000	45,000
Series A 4.00%, 9/1/2027	20,000	22,500
Series A 4.00%, 9/1/2027	2,430,000	2,539,010
Series A 4.00%, 9/1/2027	30,000	33,750
New Jersey, State General Obligation 5.00%, 6/1/2019	7,825,000	9,166,752
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,603,438

		16,851,098

NEW MEXICO — 0.8%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	3,350,000	3,701,214
New Mexico, State Finance Authority Transportation Revenue:
4.00%, 6/15/2025	545,000	583,423
5.00%, 6/15/2017	3,000,000	3,431,250

		7,715,887

NEW YORK — 20.9%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,178,250
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	453,588
Series A 5.25%, 5/1/2029	1,390,000	1,508,247
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	940,490
156th Series 4.75%, 11/1/2036	7,000,000	7,105,910
5.00%, 7/15/2039	4,500,000	4,637,925
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,043,170
Series DD 4.50%, 6/15/2038	1,310,000	1,302,192
5.00%, 6/15/2026	3,000,000	3,346,290
5.00%, 6/15/2027	545,000	609,637
5.00%, 6/15/2043	3,500,000	3,617,180
Series GG-2 5.25%, 6/15/2040	625,000	655,013
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series CC 5.00%, 6/15/2045	325,000	335,345
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	576,685
5.00%, 11/1/2020	1,250,000	1,469,850
Series C 5.00%, 11/1/2028	2,000,000	2,200,580
5.50%, 11/1/2035	4,545,000	5,008,545
New York, NY, City Transitional Finance Authority, Building Aid Revenue Seres S-1 5.00%, 7/15/2030	3,175,000	3,420,205
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series E 4.00%, 11/1/2025	500,000	524,450
Series B 5.00%, 11/1/2016	430,000	485,358
Series B 5.00%, 11/1/2016	570,000	645,058
Series D 5.00%, 11/1/2016	1,690,000	1,907,571
Series C 5.00%, 11/1/2020	645,000	766,479
Series F-1 5.00%, 5/1/2021	500,000	588,435
Series D-1 5.00%, 11/1/2022	100,000	117,224
Series A-1 5.00%, 5/1/2023	20,000	23,685
Series A-1 5.00%, 5/1/2023	845,000	970,930
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	976,726
Series I 5.00%, 8/1/2015	1,220,000	1,322,797
Series C 5.00%, 8/1/2017	2,000,000	2,288,320
Series A-1 5.00%, 10/1/2018	5,000,000	5,815,500
Series A-1 5.00%, 10/1/2019	5,000,000	5,852,650
Series I 5.00%, 8/1/2021	1,320,000	1,551,198
Series H-1 5.00%, 3/1/2023	500,000	564,235
Series C 5.00%, 8/1/2024	500,000	562,760
Series E 5.00%, 8/1/2025	5,000,000	5,668,000
5.00%, 8/1/2029 (d)	10,000,000	10,941,600
Series I 5.00%, 8/1/2029	4,025,000	4,371,593
Series C 5.25%, 8/1/2017	550,000	634,420
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	4,721,085
5.13%, 1/15/2044	5,975,000	6,117,862
5.63%, 1/15/2046	1,000,000	1,059,220

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2031	$1,295,000	$1,379,810
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,680,947
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (a)	1,850,000	1,028,082
Series B Zero Coupon, 11/15/2029 (a)	735,000	360,054
Series A 5.00%, 1/1/2023	4,725,000	5,485,347
Series B 5.00%, 11/15/2025	600,000	688,884
Series A 5.00%, 1/1/2027	2,240,000	2,473,654
Series B 5.00%, 11/15/2027	5,550,000	6,181,035
Series A-2 5.00%, 11/15/2029	12,620,000	13,535,960
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,125,980
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	1,000,000	1,029,710
New York, State Dormitory Authority Revenue, State Supported Debt Series A 4.75%, 7/1/2029	2,500,000	2,709,950
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	510,990
Series E 4.00%, 8/15/2031	655,000	655,852
Series A 5.00%, 3/15/2020	1,000,000	1,178,030
Series A 5.00%, 12/15/2020	500,000	592,735
Series C 5.00%, 3/15/2025	4,550,000	5,117,885
Series B 5.25%, 2/15/2022	500,000	584,230
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	795,451
Series A 5.00%, 2/15/2020	7,850,000	9,251,068
5.00%, 7/1/2021	700,000	810,110
5.00%, 2/15/2029	750,000	816,443
Series A 5.00%, 2/15/2031	1,000,000	1,083,120
New York, State Environmental Facilities Corp. 5.00%, 6/15/2031	2,045,000	2,245,921
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
Series A 5.00%, 6/15/2022	500,000	599,770
Series A 5.13%, 6/15/2038	1,000,000	1,059,910
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,538,170
Series E 5.00%, 8/1/2018	635,000	736,511
Series B 5.00%, 8/1/2021	10,000,000	11,751,500
Series A-1 5.25%, 8/15/2028	760,000	851,116
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,863,776
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,512,987
Series A 5.00%, 3/15/2023	4,185,000	4,853,261
Series A 5.00%, 3/15/2026	405,000	454,386
Series A 5.00%, 3/15/2029	2,000,000	2,179,740
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series B 5.00%, 4/1/2024	570,000	637,653
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2025	500,000	525,980
Series A 4.00%, 3/15/2041	1,470,000	1,318,252
Series A-1 5.00%, 12/15/2016	2,630,000	2,977,370
Series A 5.00%, 3/15/2018	1,120,000	1,299,133
Series B-1 5.00%, 3/15/2036	1,000,000	1,044,030

		203,411,051

NORTH CAROLINA — 2.6%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	544,326
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	584,665
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	5,240,000	5,770,917
Series A 5.00%, 5/1/2016	3,000,000	3,332,220
Series A 5.00%, 5/1/2017	2,125,000	2,418,165
Series C 5.00%, 5/1/2028	905,000	994,016
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2020	1,320,000	1,578,509
5.00%, 3/1/2021	500,000	564,775
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,661,523
5.00%, 3/1/2019	1,930,000	2,225,521
Wake County, NC, General Obligation:
Series C 5.00%, 3/1/2021	1,100,000	1,317,030
Series C 5.00%, 3/1/2023	3,445,000	4,147,160

		25,138,827

OHIO — 0.5%
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,333,030
Ohio, State General Obligation:
Series A 5.00%, 9/15/2019	500,000	589,275
Series B 5.00%, 8/1/2021	450,000	534,087

		4,456,392

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,295,080
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	715,804

		3,010,884

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

OREGON — 0.9%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	$1,010,000	$1,187,447
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	4,820,725
Salem, OR, General Obligation:
5.00%, 6/1/2028	1,450,000	1,571,597
5.00%, 6/1/2029	1,480,000	1,593,841

		9,173,610

PENNSYLVANIA — 2.8%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,648,700
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,403,050
5.00%, 3/15/2017	2,630,000	2,990,652
5.00%, 4/15/2021	4,000,000	4,650,640
Series A 5.00%, 5/1/2021	1,500,000	1,748,880
5.00%, 7/1/2021	1,000,000	1,186,600
5.00%, 11/15/2021	1,000,000	1,189,880
5.00%, 11/15/2022	1,000,000	1,172,180
5.00%, 11/15/2023	895,000	1,040,572
5.13%, 2/15/2023	500,000	570,915
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	511,810
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	287,340
Series C 6.00%, 6/1/2023 (b)	755,000	879,952

		27,281,171

PUERTO RICO — 0.4%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (a)	12,000,000	2,625,720
Series C Zero Coupon, 8/1/2038 (a)	5,000,000	1,011,750

		3,637,470

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	523,027

SOUTH CAROLINA — 1.6%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,024,980
5.00%, 11/1/2023	1,035,000	1,213,268
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	875,000	913,168
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,759,790
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,822,700
Series D 5.00%, 12/1/2043	6,450,000	6,567,583

		15,301,489

SOUTH DAKOTA — 0.0% (c)
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	500,000	417,405

TENNESSEE — 1.4%
Memphis, TN, General Obligation:
5.00%, 5/1/2022	1,120,000	1,306,290
Series D 5.00%, 7/1/2023	1,000,000	1,151,560
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 1/1/2019	500,000	579,060
5.00%, 7/1/2020	1,000,000	1,186,290
Series D 5.00%, 7/1/2020	4,000,000	4,745,160
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (b)	475,000	521,298
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	826,951
Series A 5.00%, 3/1/2022	1,000,000	1,194,420
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,215,198
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	561,450

		13,287,677

TEXAS — 7.7%
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	779,137
5.00%, 9/1/2022	570,000	679,172
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,542,225
5.00%, 11/15/2042	2,800,000	2,897,272
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,256,650
Canadian River, TX, Municipal Water Authority Corp. 5.00%, 2/15/2031	3,810,000	4,040,848
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (b)	650,000	772,531
Corpus Christi, TX, Independent School District, General Obligation 5.00%, 8/15/2020	400,000	475,860
Crowley, TX, Independent School District, General Obligation 5.00%, 8/1/2036 (b)	400,000	427,152
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	571,315
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (b)	700,000	736,995
5.25%, 8/15/2038 (b)	510,000	530,568
Dallas, TX, General Obligation:
Series A 4.00%, 2/15/2015	1,470,000	1,544,323
5.00%, 2/15/2021	425,000	479,948

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	$500,000	$593,510
5.00%, 10/1/2036	705,000	745,904
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	588,060
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	457,496
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	5,748,750
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,665,074
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	679,602
5.00%, 10/1/2021	3,000,000	3,499,470
5.00%, 10/1/2024	2,550,000	2,897,182
5.00%, 10/1/2025	400,000	453,104
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	516,380
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	800,000	816,104
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,997,741
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	243,008
Series A 5.00%, 3/1/2022	2,000,000	2,293,180
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (b)	4,600,000	4,953,602
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,890,325
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	10,000,000	3,671,500
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,058,930
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (a)	1,530,000	555,880
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2026	500,000	562,365
Port of Houston, TX, General Obligation:
Series D-1 5.00%, 10/1/2029	600,000	659,706
Series D-1 5.00%, 10/1/2030	785,000	857,495
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2017	180,000	204,266
5.00%, 2/1/2023	2,500,000	2,968,975
5.25%, 2/1/2024	5,000,000	5,958,250
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	2,000,000	2,254,100
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,123,019
Texas, State General Obligation Series A 5.00%, 10/1/2029	450,000	491,558
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,200,232
Series B 5.00%, 1/1/2018	500,000	538,480
Series B 5.00%, 7/1/2018	1,480,000	1,593,901
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	561,600
Series B 5.00%, 8/15/2017	500,000	575,870
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	674,288

		75,282,903

UTAH — 0.3%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	605,495
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	559,790
Series A 5.00%, 7/1/2022	1,035,000	1,233,782
Utah, Transport Authority Sales Tax Revenue Series A 5.00%, 6/15/2028	410,000	445,494

		2,844,561

VIRGINIA — 2.4%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,086,126
Series B 4.00%, 10/1/2020	1,015,000	1,149,721
Series B 5.00%, 4/1/2024	900,000	1,082,601
Series A 5.00%, 4/1/2030	450,000	489,519
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	479,728
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2021	400,000	457,304
5.00%, 9/1/2022	5,945,000	6,781,402
5.00%, 2/1/2027	3,620,000	4,022,472
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,469,259
Series A 5.00%, 8/1/2025	500,000	564,820
Virginia, State Public School Authority Revenue:
Series B-1 5.00%, 8/1/2017	1,000,000	1,149,020
Series C 5.00%, 8/1/2017	215,000	247,039
Virginia, State Transportation Board Revenue 5.00%, 5/15/2014	500,000	514,875

		23,493,886

WASHINGTON — 3.4%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue Series S-1 5.00%, 11/1/2026	500,000	566,615
King County, WA, General Obligation:
5.00%, 12/1/2019	1,000,000	1,182,600

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 12/1/2020	$600,000	$717,312
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,801,492
Pierce County, WA, School District No. 3 Puyallup, General Obligation Series A 5.00%, 12/1/2025	2,250,000	2,584,710
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	1,000,000	1,061,820
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,629,890
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,582,499
Washington, State General Obligation:
Series D 4.00%, 2/1/2037	4,450,000	4,052,125
5.00%, 7/1/2025	600,000	685,716
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,017,158
Series A 5.00%, 8/1/2025	2,640,000	2,990,064
Series C 5.00%, 6/1/2041	7,200,000	7,473,240

		33,345,241

WISCONSIN — 2.4%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	10,320,000	12,070,375
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2030	8,885,000	9,708,195
Wisconsin, State General Obligation 4.00%, 11/1/2016	1,300,000	1,425,385

		23,203,955

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $974,511,789)		964,858,586

	Shares
SHORT TERM INVESTMENT — 2.1%
MONEY MARKET FUND — 2.1%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $19,840,488)	19,840,488	19,840,488

TOTAL INVESTMENTS — 101.1% (h)
(Cost $994,352,277)		984,699,074
OTHER ASSETS & LIABILITIES — (1.1)%		(10,382,177)

NET ASSETS — 100.0%		$974,316,897

(a)	Non-income producing security.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.90%
	Assured Guaranty Corp.	0.79%
	Assured Guaranty Municipal Corp.	0.40%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
CALIFORNIA — 98.0%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026 (a)	$245,000	$272,734
California Educational Facilities Authority Series A 5.25%, 10/1/2038	100,000	105,238
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	460,380
5.00%, 4/1/2024	250,000	289,685
5.00%, 4/1/2025	300,000	329,229
5.00%, 4/1/2028	750,000	823,380
5.13%, 4/1/2039	125,000	129,875
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	515,575
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,197,230
Series B 5.00%, 6/1/2023	1,000,000	1,210,500
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	700,000	832,041
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,254,000
Series L 5.00%, 5/1/2016	200,000	222,530
Series L 5.00%, 5/1/2019	1,290,000	1,522,381
Series AJ 5.00%, 12/1/2021	400,000	482,244
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	543,555
Series L 5.00%, 5/1/2017	500,000	572,585
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	1,060,000	1,238,440
5.00%, 4/1/2034	340,000	350,363
California, William S. Hart Union High School District, Election of 2008 Series C 4.00%, 8/1/2027	500,000	503,215
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	1,500,000	1,772,175
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2034	695,000	741,662
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	600,000	688,716
Series B 5.00%, 3/1/2025	750,000	846,667
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	845,224
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	513,250
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,082,210
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,270,785
5.00%, 7/1/2026	500,000	562,210
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	1,000,000	957,760
Series F 5.00%, 8/1/2029	1,000,000	1,098,460
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,134,140
Series A 5.00%, 5/15/2034	100,000	104,266
Series B 5.00%, 5/15/2035	1,750,000	1,836,065
Series D 5.00%, 5/15/2040	1,000,000	1,015,700
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,750,000	1,817,725
Los Angeles, CA, Department of Water & Power Revenue Series C 5.00%, 1/1/2016	2,000,000	2,182,160
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	591,795
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	515,000	559,908
Series C 5.25%, 8/1/2023	500,000	568,020
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,156,570
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	272,743
Series KY 5.00%, 7/1/2015	1,325,000	1,431,808
Series KRY 5.00%, 7/1/2018	935,000	1,090,369
Series F 5.00%, 1/1/2034	1,000,000	1,037,810
Series D 5.25%, 7/1/2025	1,250,000	1,385,500
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	582,905
Series B 5.00%, 6/1/2030	1,000,000	1,087,810
5.00%, 6/1/2039	500,000	515,620
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,125,000
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,040,150
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	279,505
Series C 5.00%, 10/1/2027	1,500,000	1,782,105
Series A 5.00%, 1/1/2031	850,000	921,153
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	705,880
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	647,466
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	412,340

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	$750,000	$791,715
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	441,930
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	2,000,000	940,580
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	750,000	784,313
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,167,400
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	553,310
5.00%, 8/1/2041	750,000	777,473
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,146,590
Series A 5.25%, 5/15/2039	500,000	517,900
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	852,870
Series A 5.00%, 8/1/2028	330,000	362,300
San Francisco, CA, Bay Area Rapid Transit District 5.00%, 7/1/2032	1,000,000	1,067,030
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	544,881
Series A 5.00%, 11/1/2032	860,000	921,292
Series A 5.00%, 11/1/2041	750,000	780,803
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,250,000	1,344,187
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	918,000
San Francisco, CA, City & County, Earthquake Safety & Emergency, General Obligation 4.00%, 6/15/2028	500,000	504,960
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	818,258
5.25%, 3/1/2031	750,000	812,588
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,400,000	1,431,136
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	750,000	766,028
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	553,310
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,179,300
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,153,570
5.00%, 7/1/2030	1,000,000	1,067,070
5.25%, 7/1/2030	500,000	546,110
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,420,360
Series Q 5.00%, 5/15/2021	125,000	143,486
Series AF 5.00%, 5/15/2024	1,000,000	1,173,270
5.00%, 5/15/2037	750,000	789,090
Series Q 5.25%, 5/15/2023	1,000,000	1,148,250
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	200,000	207,598
Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2024	300,000	338,211
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	167,530

		78,651,511

PUERTO RICO — 0.8%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	2,000,000	437,620
Series C Zero Coupon, 8/1/2038 (b)	1,000,000	202,350

		639,970

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $80,190,176)		79,291,481

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $272,355)	272,355	272,355

TOTAL INVESTMENTS — 99.1% (f)
(Cost $80,462,531)		79,563,836
OTHER ASSETS & LIABILITIES — 0.9%		714,618

NET ASSETS — 100.0%		$80,278,454

(a)	When-issued security.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
NEW YORK — 97.1%
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	$500,000	$508,105
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	289,872
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	435,796
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	600,000	655,824
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	500,000	533,750
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	412,256
Series A 5.00%, 11/15/2014	100,000	105,293
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	446,220
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	430,000	359,979
4.00%, 12/1/2022	300,000	325,584
5.00%, 12/1/2025	250,000	286,118
5.00%, 7/15/2039	250,000	257,663
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	94,784
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	151,236
Series E 5.00%, 11/1/2017	500,000	577,545
Series B 5.00%, 11/1/2018	200,000	233,566
Series S-5 5.00%, 1/15/2026	200,000	221,564
Series S-1A 5.25%, 7/15/2037	500,000	528,055
Series S-4 5.50%, 1/15/2033	500,000	553,930
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series A 5.00%, 11/1/2018	35,000	41,286
Series A 5.00%, 11/1/2018	65,000	75,979
5.00%, 11/1/2020	500,000	594,170
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	213,892
Series E 4.00%, 8/1/2022	250,000	273,500
Series C 5.00%, 8/1/2024	500,000	562,760
Series E 5.00%, 8/1/2025	525,000	595,140
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	524,565
5.13%, 1/15/2044	500,000	511,955
5.25%, 12/15/2043	500,000	520,915
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2015	225,000	246,791
Series A 5.00%, 11/15/2031	700,000	745,843
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	1,000,000	1,128,820
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	228,419
Series GG-2 5.00%, 6/15/2035	100,000	105,620
Series AA 5.00%, 6/15/2044	500,000	515,100
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	580,460
Series B 5.00%, 11/15/2023	500,000	583,570
Series B 5.00%, 11/15/2023	500,000	591,475
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	500,000	531,495
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	514,855
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	527,835
New York, State Dormitory Authority Revenue, Cornell University Series A 5.00%, 7/1/2034	355,000	367,872
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 5.25%, 7/1/2028	500,000	554,480
Series A 5.25%, 7/1/2034	240,000	263,899
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	111,647
Series B 5.00%, 2/15/2018	125,000	144,800
Series E 5.00%, 2/15/2027	350,000	387,502
Series E 5.00%, 2/15/2040	200,000	207,264
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	291,167
5.00%, 6/15/2036	500,000	529,765
5.00%, 6/15/2041	250,000	262,020
Series A 5.25%, 12/15/2026	200,000	226,760
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	284,598
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	231,506
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	570,680
New York, State Local Government Assistance Corp. Revenue Series C 5.00%, 4/1/2018	200,000	231,920
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	598,175

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	$450,000	$530,383
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	351,414
Series B 5.00%, 4/1/2029	300,000	318,618
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	531,090
Series A 4.00%, 3/15/2025	500,000	525,980
Series A 5.00%, 3/15/2016	250,000	276,908
5.00%, 12/15/2017	200,000	232,194
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	585,885
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	654,432

		26,462,544

PUERTO RICO — 1.2%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (a)	1,000,000	218,810
Series C Zero Coupon, 8/1/2038 (a)	500,000	101,175

		319,985

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $27,343,359)		26,782,529

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Tax Free Money Market Fund 0.00% (b)(c)(d) (Cost $147,883)	147,883	147,883

TOTAL INVESTMENTS — 98.9% (e)
(Cost $27,491,242)		26,930,412
OTHER ASSETS & LIABILITIES — 1.1%		304,509

NET ASSETS — 100.0%		$27,234,921

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 1.3%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,367,600
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	873,698
Series A 5.00%, 5/1/2016	4,335,000	4,803,267
Series A 5.00%, 3/1/2017	1,000,000	1,133,450
Alabama, State General Obligation Series A 5.00%, 8/1/2018	11,800,000	13,764,110

		25,942,125

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,402,100
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,120,920

		2,523,020

ARIZONA — 0.8%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	342,801
Series A 5.00%, 7/1/2017	1,775,000	2,028,239
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	548,940
Series A 4.00%, 12/1/2017	1,310,000	1,461,253
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	5,425,000	6,296,689
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,507,473
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue 4.00%, 7/1/2018	2,200,000	2,442,396

		15,627,791

CALIFORNIA — 8.5%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,077,728
Series M 4.00%, 5/1/2015	6,640,000	7,029,635
Series M 4.00%, 5/1/2016	5,710,000	6,207,398
Series L 5.00%, 5/1/2015	6,000,000	6,446,520
Series M 5.00%, 5/1/2016	6,925,000	7,705,101
Series L 5.00%, 5/1/2017	1,510,000	1,729,207
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,082,316
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,979,196
Series A 5.00%, 11/1/2018	1,000,000	1,165,700
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,351,482
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,655,278
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,492,700
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,651,482
Series A 5.00%, 7/1/2015	1,540,000	1,663,015
Series C 5.00%, 1/1/2016	4,000,000	4,364,320
Series A 5.00%, 7/1/2018	2,580,000	3,021,696
Series A 5.00%, 7/1/2018	450,000	527,040
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	11,264,700
Series A 5.00%, 9/1/2017	13,230,000	15,293,351
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,367,351
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,727,425
Series D 4.00%, 7/1/2017	750,000	832,478
5.00%, 7/1/2017	1,000,000	1,146,630
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,165,810
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	542,320
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,120,400
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue 5.00%, 5/15/2015	2,165,000	2,327,137
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	936,968
Series D 5.00%, 11/1/2015	3,435,000	3,754,833
Series A 5.00%, 10/1/2017	1,000,000	1,162,220
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,316,600
Series B 5.00%, 9/1/2016	5,260,000	5,844,491
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,296,480
Southern California, Metropolitan Water District Revenue Series C 4.00%, 10/1/2015	1,040,000	1,114,516
Southern California, State Public Power Authority Revenue 5.00%, 7/1/2016	725,000	811,485
University of California, Revenue 5.00%, 5/15/2018	3,500,000	4,081,805

		169,256,814

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

COLORADO — 0.7%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	$8,900,000	$10,063,408
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	4,014,108
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 5.00%, 4/1/2016	145,000	160,619

		14,238,135

CONNECTICUT — 3.6%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,736,950
Series D 5.00%, 1/1/2014	450,000	455,355
Series B 5.00%, 12/1/2014	975,000	1,029,015
Series F 5.00%, 12/1/2014	13,750,000	14,511,750
Series A 5.00%, 1/1/2015	12,750,000	13,493,707
Series C 5.00%, 12/1/2015	600,000	658,098
Series A 5.00%, 1/1/2016	490,000	538,686
Series D 5.00%, 12/1/2016	500,000	565,585
Series A 5.00%, 4/1/2017	950,000	1,081,585
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,731,456
Series A-4 5.00%, 7/1/2049 (a)	5,000,000	5,318,300
Connecticut, State Revolving Fund, General Revenue Series A 5.00%, 6/1/2018	1,500,000	1,746,495
Connecticut, State Special Tax Obligation Revenue:
Series B 3.00%, 12/1/2013	300,000	301,407
Series A 5.00%, 12/1/2014	3,750,000	3,955,463
5.00%, 11/1/2015	500,000	547,980
Series 1 5.00%, 2/1/2016	3,255,000	3,587,954
Series A 5.00%, 11/1/2016	2,650,000	2,995,481
Series 1 5.00%, 2/1/2017	1,000,000	1,130,940
Series B 5.00%, 1/1/2018	9,650,000	11,046,451
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	419,349

		71,852,007

DELAWARE — 1.1%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	229,043
Series A 5.00%, 7/1/2015	4,000,000	4,324,640
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	17,748,120

		22,301,803

DISTRICT OF COLUMBIA — 0.3%
District of Columbia, Income Tax Revenue:
Series A 4.00%, 12/1/2015	1,495,000	1,609,009
Series A 5.00%, 12/1/2016	2,000,000	2,260,320
Series D 5.00%, 12/1/2016	1,000,000	1,130,160

		4,999,489

FLORIDA — 4.6%
Florida, State Board of Education, Capital Outlay, General Obligation Series A 5.00%, 6/1/2018	4,000,000	4,653,400
Florida, State Board of Education, General Obligation Series D 5.00%, 6/1/2017	8,210,000	9,384,358
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,515,200
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	5,000,000	5,376,600
Series A 5.00%, 7/1/2016	20,145,000	22,355,511
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,750,485
Jacksonville, FL, Special Tax Revenue:
5.00%, 10/1/2014	9,120,000	9,552,835
Series B 5.00%, 10/1/2015	7,705,000	8,421,334
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,091,080
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,387,596
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (b)	7,510,000	8,175,161
Miami-Dade County, FL, Water & Sewer Revenue 4.00%, 10/1/2013	150,000	150,000
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,600,676

		91,414,236

GEORGIA — 3.2%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,289,500
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,430,000	2,718,805
Georgia, State General Obligation:
Series B 4.00%, 1/1/2015	1,000,000	1,046,820
Series E-2 4.00%, 9/1/2016	4,400,000	4,823,016
Series B 4.00%, 1/1/2017	500,000	551,985
Series J-1 4.00%, 7/1/2017	500,000	556,745
Series J-2 4.00%, 11/1/2017	1,700,000	1,903,269
Series G 5.00%, 11/1/2014	535,000	562,633
5.00%, 12/1/2014	500,000	527,700
Series A 5.00%, 1/1/2015	2,000,000	2,118,480
Series D 5.00%, 5/1/2015	600,000	644,352
Series E 5.00%, 7/1/2016	2,990,000	3,345,810
Series I 5.00%, 11/1/2016	7,480,000	8,460,030
Series F 5.00%, 12/1/2016	4,790,000	5,431,189
Series A 5.00%, 7/1/2017	5,000,000	5,751,100
Series A 5.00%, 1/1/2018	5,000,000	5,799,600
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	5,077,366

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	$4,000,000	$4,484,320
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,420,215
Series A 4.00%, 10/1/2016	5,000,000	5,489,650
Series A 4.50%, 10/1/2017	1,150,000	1,307,711

		64,310,296

HAWAII — 0.5%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	250,430
Series DT 4.00%, 11/1/2014	2,000,000	2,081,120
Series DY 5.00%, 2/1/2015	1,000,000	1,062,510
Series EA 5.00%, 12/1/2016	1,965,000	2,226,699
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,163,170
Honolulu, HI, City & County General Obligation 5.25%, 7/1/2016 (b)	2,250,000	2,520,562

		9,304,491

ILLINOIS — 1.3%
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2016	1,755,000	1,937,941
Series D 5.00%, 11/15/2017	4,160,000	4,657,744
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,113,980
5.00%, 6/15/2015	2,575,000	2,773,172
5.00%, 6/15/2018	1,895,000	2,187,418
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,788,085
Series B 5.00%, 6/15/2017	10,000,000	11,169,200

		26,627,540

INDIANA — 0.2%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,326,925
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,187,960
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	517,765

		4,032,650

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,074,860
Series A 5.00%, 6/1/2017	2,585,000	2,944,754

		4,019,614

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,630,620
Series A 5.00%, 9/1/2016	1,200,000	1,350,288
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,459,870

		8,440,778

KENTUCKY — 0.8%
Kentucky, State Asset Liability Commission Agency Revenue Series A 5.00%, 9/1/2018	2,500,000	2,868,025
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,887,714
Series A 5.00%, 2/1/2017	2,145,000	2,463,919
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	233,696
Series A 5.00%, 8/1/2016	4,690,000	5,239,621
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,270,658
5.00%, 7/1/2016	1,865,000	2,079,344

		16,042,977

LOUISIANA — 0.1%
Louisiana, State General Obligation Series C 5.00%, 7/15/2018	2,000,000	2,329,940

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	188,410

MARYLAND — 6.0%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,105,360
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,208,500
5.00%, 8/1/2017	4,000,000	4,609,120
Series B 5.00%, 10/15/2017	1,000,000	1,156,020
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,465,006
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,221,480
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,725,421
Series B 4.50%, 8/1/2017	2,120,000	2,404,780
5.00%, 3/15/2015	1,940,000	2,072,696
Series B 5.00%, 8/1/2015	285,000	309,122
Series C 5.00%, 3/1/2016	2,240,000	2,482,413
Series B 5.00%, 8/1/2016	4,875,000	5,475,503
Series E 5.00%, 8/1/2016	8,400,000	9,434,712
Series C 5.00%, 11/1/2016	1,025,000	1,160,638
5.00%, 3/1/2018	9,185,000	10,684,451
Series A 5.00%, 3/1/2018	20,000,000	23,265,000
Series B 5.25%, 8/15/2014	200,000	208,794
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	567,609
Series A 5.00%, 8/1/2015	15,150,000	16,432,296
Series A 5.00%, 7/1/2016	3,835,000	4,291,365

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 7/1/2016	$5,000,000	$5,595,000
Series A 5.00%, 7/1/2017	5,000,000	5,751,100
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,941,218
5.00%, 6/1/2017	7,150,000	8,203,338

		119,770,942

MASSACHUSETTS — 4.1%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,896,441
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	4,779,249
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,886,000
Series B 5.00%, 7/1/2017	940,000	1,078,584
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,138,610
Series C 5.00%, 1/1/2015	1,000,000	1,059,110
Series D 5.00%, 10/1/2015	7,000,000	7,640,500
Series B 5.00%, 7/1/2016	1,000,000	1,116,960
Series B 5.00%, 8/1/2016	8,900,000	9,966,932
Series A 5.00%, 3/1/2017	1,305,000	1,483,380
Series B 5.00%, 8/1/2018	1,700,000	1,982,965
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2017	5,000,000	5,744,350
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,266,110
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,270,441
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,398,389
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,121,080

		81,829,101

MICHIGAN — 1.9%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,080,240
Series A 5.00%, 1/1/2016	100,000	109,393
Series A 5.00%, 7/1/2017	10,000,000	11,402,900
5.00%, 10/1/2017	1,800,000	2,053,890
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,466,634

		38,113,057

MINNESOTA — 2.9%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,973,375
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	639,750
Series F 4.00%, 8/1/2016	1,475,000	1,613,650
Series D 5.00%, 8/1/2015	7,675,000	8,323,154
Series A 5.00%, 10/1/2015	1,570,000	1,713,655
Series A 5.00%, 8/1/2016	400,000	448,792
Series D 5.00%, 8/1/2016	1,000,000	1,121,980
Series E 5.00%, 8/1/2016	1,550,000	1,739,069
Series A 5.00%, 10/1/2016	5,000,000	5,639,200
Series A 5.00%, 8/1/2017	3,000,000	3,450,720
Series D 5.00%, 8/1/2017	5,340,000	6,142,281
Series E 5.00%, 8/1/2017	1,000,000	1,150,240
Series B 5.00%, 3/1/2018	11,500,000	13,302,165
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,641,270

		56,899,301

MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,446,713
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,289,064
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2017	2,990,000	3,414,969
Series A 5.00%, 5/1/2018	4,525,000	5,253,570

		12,404,316

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,202,620
Series C 5.00%, 2/1/2018	1,000,000	1,155,660

		3,358,280

NEVADA — 0.6%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,966,522
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,096,938
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,615,890
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,221,088

		10,900,438

NEW HAMPSHIRE — 0.3%
New Hampshire, State Federal Highway Revenue 5.00%, 9/1/2018	2,065,000	2,396,370
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,588,045
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,448,147

		5,432,562

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

NEW JERSEY — 0.4%
New Jersey, State General Obligation:
Series A 5.00%, 6/15/2015	$220,000	$236,463
5.00%, 8/1/2015	2,445,000	2,648,204
Series Q 5.00%, 8/15/2016	4,850,000	5,434,910
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	262,892

		8,582,469

NEW MEXICO — 2.2%
Albuquerque, NM, Municipal School District No. 12, General Obligation Series A 3.00%, 8/1/2015	8,250,000	8,643,278
New Mexico, State Finance Authority Transportation Revenue:
Series A-1 5.00%, 12/15/2013	500,000	504,885
5.00%, 6/15/2017	2,000,000	2,287,500
5.00%, 6/15/2018	10,430,000	12,137,182
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,822,831
5.00%, 3/1/2017	2,500,000	2,851,700
5.00%, 3/1/2018	1,000,000	1,163,250
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,080,610
Series B 5.00%, 7/1/2016	100,000	111,522
Series A 5.00%, 7/1/2018	8,470,000	9,826,725

		44,429,483

NEW YORK — 18.1%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,312,200
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,539,088
New York, NY, City Transitional Finance Authority Revenue:
5.00%, 11/1/2014	4,605,000	4,841,283
Series B 5.00%, 11/1/2014	6,450,000	6,780,949
Series C 5.00%, 11/1/2015	9,865,000	10,798,722
Series E 5.00%, 11/1/2015	5,000,000	5,473,250
Series E 5.00%, 11/1/2017	500,000	577,545
Series B 5.00%, 11/1/2018	3,605,000	4,210,027
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	327,564
Series B 5.00%, 11/1/2014	285,000	299,752
5.00%, 11/1/2015	4,180,000	4,575,637
Sub-Series I-2 5.00%, 11/1/2015	835,000	914,033
Series A 5.00%, 11/1/2016	45,000	50,926
Series A 5.00%, 11/1/2016	1,455,000	1,642,317
Series C 5.00%, 11/1/2016	1,250,000	1,410,925
Series D 5.00%, 11/1/2016	5,000,000	5,643,700
Series B 5.00%, 11/1/2017	15,000,000	17,326,350
Series B 5.00%, 11/1/2017	2,295,000	2,650,932
Series B 5.00%, 11/1/2017	765,000	888,295
New York, NY, General Obligation:
Series F-1 3.00%, 3/1/2015	9,490,000	9,851,854
Series B 4.00%, 8/1/2015	1,000,000	1,066,060
Series E 4.00%, 8/1/2015	450,000	479,727
Series H 4.00%, 8/1/2017	990,000	1,095,742
Series A-1 5.00%, 8/1/2014	100,000	103,985
Series B 5.00%, 8/1/2014	115,000	119,583
5.00%, 6/1/2015	6,110,000	6,581,203
5.00%, 8/1/2015	3,000,000	3,252,780
Series B 5.00%, 8/1/2015	7,500,000	8,131,950
Series E 5.00%, 8/1/2015	3,250,000	3,523,845
Series I 5.00%, 8/1/2015	2,200,000	2,385,372
Series I-1 5.00%, 8/1/2015	9,600,000	10,408,896
Series B 5.00%, 8/1/2016	5,000,000	5,594,900
Series B 5.00%, 8/1/2016	4,295,000	4,806,019
Series F 5.00%, 8/1/2016	1,455,000	1,628,116
5.00%, 3/1/2017	5,000,000	5,660,000
Series F-1 5.00%, 3/1/2017	3,500,000	3,962,000
Series H-1 5.00%, 3/1/2017	3,910,000	4,426,120
Series C 5.00%, 8/1/2017	425,000	486,268
Series D 5.00%, 8/1/2017	2,675,000	3,060,628
Series E 5.00%, 8/1/2017	2,950,000	3,375,272
Series E 5.00%, 8/1/2017	2,050,000	2,345,528
Series G 5.00%, 8/1/2017	2,320,000	2,654,451
Series B 5.00%, 8/1/2018	10,000,000	11,598,600
Series E 5.00%, 8/1/2018 (d)	10,000,000	11,598,600
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	7,156,946
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	5,375,000	6,067,407
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	1,002,991
5.00%, 3/15/2014	320,000	326,918
Series E 5.00%, 2/15/2015	250,000	265,943
Series A 5.00%, 2/15/2016	5,025,000	5,547,550
Series A 5.00%, 4/1/2016	3,190,000	3,524,408
5.00%, 6/15/2016	2,300,000	2,566,662
Series A 5.00%, 7/1/2018	1,000,000	1,151,750
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	421,156
Series A 4.00%, 2/15/2016	500,000	540,255
Series E 5.00%, 2/15/2016	2,650,000	2,925,573
Series C 5.00%, 3/15/2017	370,000	421,959
Series B 5.00%, 3/15/2018	11,925,000	13,832,284
Series E 5.00%, 8/15/2018	9,600,000	11,215,296
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	2,730,000	2,914,166
Series A 5.00%, 6/15/2015	825,000	890,109
5.00%, 6/15/2016	3,690,000	4,122,062
Series A 5.00%, 8/15/2016	1,595,000	1,792,206
Series A 5.00%, 12/15/2016	765,000	866,041
Series A 5.00%, 6/15/2017	8,000,000	9,159,440
New York, State General Obligation:
Series A 3.00%, 3/1/2015	13,245,000	13,744,336
Series I 5.00%, 8/1/2017	4,025,000	4,605,244

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series A-1 5.00%, 10/1/2017	$5,175,000	$5,946,282
Series C 5.00%, 4/15/2018	6,150,000	7,125,021
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	222,494
Series A 5.00%, 4/1/2018	4,500,000	5,218,200
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	3,490,000	3,980,101
Series A 5.00%, 3/15/2017	2,950,000	3,364,268
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,405,049
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2014	655,000	669,161
Series A-1 5.00%, 1/1/2015	7,390,000	7,818,177
Series A-2 5.00%, 1/1/2015	2,610,000	2,761,223
Series C 5.00%, 12/15/2015	390,000	429,070
Series B 5.00%, 1/1/2016	10,000,000	10,958,200
Series A 5.00%, 3/15/2016	11,100,000	12,294,693
Series B-1 5.00%, 3/15/2017	605,000	689,960
5.00%, 12/15/2017	475,000	551,461
Series C 5.00%, 1/1/2018	450,000	511,340
Series D 5.25%, 1/1/2017	2,340,000	2,649,442
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	5,300,000	5,822,686
Series A 4.00%, 11/15/2017	2,300,000	2,562,798
Series B 5.00%, 11/15/2016	2,000,000	2,258,700
Series B 5.00%, 11/15/2017	3,350,000	3,867,072
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	500,630
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	678,222

		360,805,946

NORTH CAROLINA — 2.8%
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	596,552
Guilford County, NC, General Obligation Series A 5.00%, 3/1/2017	9,220,000	10,510,339
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,542,160
Series A 5.00%, 12/1/2017	2,200,000	2,556,774
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	4,987,180
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,664,440
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,212,154
Series A 5.00%, 3/1/2016	5,500,000	6,093,835
Series A 5.00%, 5/1/2016	4,745,000	5,270,462
Series A 5.00%, 3/1/2018	2,165,000	2,519,432
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,104,953
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,490,244
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	761,858
5.00%, 3/1/2015	1,000,000	1,066,570
5.00%, 3/1/2016	3,100,000	3,433,126

		54,810,079

OHIO — 3.2%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	126,173
Series A 5.00%, 6/1/2018	4,780,000	5,565,497
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2018	2,580,000	3,011,428
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,367,068
Series C 4.00%, 10/1/2016	3,000,000	3,261,150
Series B 5.00%, 10/1/2017	2,150,000	2,459,579
Series B 5.00%, 10/1/2018	1,400,000	1,623,230
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	10,892,600
5.00%, 7/1/2016	3,225,000	3,603,131
Series A 5.00%, 9/15/2016	1,000,000	1,124,700
Series B 5.00%, 9/15/2016	1,080,000	1,214,676
Series C 5.00%, 9/15/2016	2,000,000	2,249,400
Series A 5.00%, 12/1/2016	2,830,000	3,201,211
Series A 5.00%, 9/15/2017	5,000,000	5,760,100
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,074,880
5.00%, 6/15/2015	475,000	510,882
Series 3 5.00%, 12/15/2016	12,930,000	14,576,506
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	784,720

		64,406,931

OKLAHOMA — 0.7%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,574,770
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,115,575
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	954,967
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,891,631

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2017	$5,000,000	$5,645,400

		13,182,343

OREGON — 0.7%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2017	1,405,000	1,623,098
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,112,920
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,258,239
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,327,038

		13,321,295

PENNSYLVANIA — 4.6%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue 5.00%, 6/15/2015	5,000,000	5,393,700
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,748,577
Series A 5.00%, 7/1/2015	500,000	540,580
Series A 5.00%, 7/1/2018	7,990,000	9,333,758
Pennsylvania, State General Obligation:
Series A 5.00%, 2/15/2015	1,000,000	1,064,340
5.00%, 7/1/2016	1,700,000	1,895,874
Series A 5.00%, 5/1/2017	2,000,000	2,279,700
5.00%, 6/1/2017	18,565,000	21,199,002
5.00%, 7/1/2017	4,000,000	4,578,600
5.00%, 7/1/2017	21,000,000	24,037,650
5.00%, 7/1/2018	1,025,000	1,192,762
5.00%, 7/1/2018	4,185,000	4,869,959
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 6/15/2015	7,110,000	7,667,353
5.00%, 8/1/2017	2,000,000	2,269,000

		92,070,855

SOUTH CAROLINA — 1.4%
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,202,471
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,120,000	16,040,959
5.00%, 3/1/2015	1,050,000	1,119,899
5.00%, 3/1/2016	5,000,000	5,536,000
South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	3,500,000	3,946,180

		27,845,509

TENNESSEE — 1.9%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2014	3,500,000	3,692,640
5.00%, 12/1/2017	7,475,000	8,601,482
5.00%, 12/1/2018	4,880,000	5,706,574
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,120,992
Series D 5.00%, 7/1/2017	5,700,000	6,522,225
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,102,414
Tennessee, State General Obligation Series A 5.00%, 10/1/2016	125,000	141,099
Tennessee, State School Bond Authority:
4.00%, 5/1/2015	2,000,000	2,114,420
Series C 5.00%, 5/1/2017	1,050,000	1,184,978

		37,186,824

TEXAS — 6.6%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,111,280
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (b)	695,000	804,449
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (b)	4,000,000	4,449,760
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	658,782
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	11,378
5.00%, 2/15/2017	4,180,000	4,747,017
Series A 5.00%, 2/15/2018	5,000	5,801
Series A 5.00%, 2/15/2018	1,545,000	1,786,174
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (b)	2,000,000	2,162,000
5.00%, 8/15/2017 (b)	4,000,000	4,598,760
5.00%, 8/15/2018 (b)	5,715,000	6,664,890
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,408,960
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,409,920
Series A 5.00%, 3/1/2016	5,000,000	5,522,000
Series A 5.00%, 3/1/2017	530,000	602,064
Series A 5.00%, 3/1/2017	1,035,000	1,175,729
Series B 5.00%, 3/1/2018	2,500,000	2,892,950
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,130,403
Series E 5.00%, 11/15/2016	13,775,000	15,565,888
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,223,574

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Antonio, TX, Electric and Gas Revenue:
Series A 5.00%, 2/1/2014	$200,000	$203,156
Series D 5.00%, 2/1/2017	2,755,000	3,126,402
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,863,649
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	815,280
Series B 5.00%, 5/15/2016	1,000,000	1,112,950
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,500,000	1,595,085
5.00%, 2/15/2017	2,695,000	3,049,069
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (b)	10,000,000	11,669,600
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,813,325
Series A 5.00%, 10/1/2015	8,000,000	8,728,640
Series B 5.00%, 4/1/2016	1,700,000	1,885,368
5.00%, 10/1/2016	4,000,000	4,506,240
Series A 5.00%, 10/1/2016	2,110,000	2,377,042
Series A 5.00%, 10/1/2017	1,550,000	1,789,552
Series B 5.00%, 10/1/2017	3,535,000	4,081,334
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,200,232
Series A 5.00%, 7/1/2017	2,855,000	3,115,148
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	533,750
5.00%, 3/15/2016	1,000,000	1,106,070
University of Texas, Revenue:
Series A 5.00%, 8/15/2015	3,100,000	3,366,135
Series A 5.00%, 8/15/2017	2,075,000	2,389,860
Series A 5.00%, 8/15/2018	220,000	257,244

		131,516,910

UTAH — 1.7%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	757,704
Series A 5.00%, 7/1/2015	6,900,000	7,460,004
Series C 5.00%, 7/1/2015	800,000	864,928
Series A 5.00%, 7/1/2016	5,050,000	5,653,879
Series C 5.00%, 7/1/2018	15,425,000	18,073,472

		32,809,987

VIRGINIA — 3.2%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,401,543
Series A 5.00%, 4/1/2018	210,000	244,713
Series A 5.00%, 10/1/2018	3,000,000	3,528,720
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,227,800
Virginia, State College Building Authority, Educational Facilities Revenue:
Series B 5.00%, 2/1/2015	3,450,000	3,665,176
Series A 5.00%, 9/1/2016	1,000,000	1,119,990
5.00%, 2/1/2017	1,000,000	1,133,400
5.00%, 2/1/2018	6,160,000	7,121,637
Series A 5.00%, 9/1/2018	4,090,000	4,775,811
Series B 5.00%, 9/1/2018	1,945,000	2,271,138
Virginia, State Public Building Authority, Building Revenue Series B 5.00%, 8/1/2016	5,600,000	6,261,304
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	223,793
Series C 5.00%, 8/1/2018	460,000	537,271
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,173,600
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	544,630
5.00%, 5/15/2016	16,170,000	17,960,666

		63,191,192

WASHINGTON — 5.1%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,070,285
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	540,030
Series A 5.00%, 7/1/2017	13,700,000	15,681,705
Series A 5.00%, 7/1/2017	4,195,000	4,801,807
Series B 5.00%, 7/1/2017	100,000	114,465
Series A 5.25%, 7/1/2018	5,575,000	6,554,026
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,948,155
Seattle, WA, Municipal Light & Power Revenue:
Series B 5.00%, 2/1/2015	7,540,000	8,006,123
Series B 5.00%, 2/1/2018	1,000,000	1,152,460
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	971,158
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	478,329
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,676,072
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,197,900
Washington, Federal Highway Grant Anticipation Revenue:
Series F 5.00%, 9/1/2016	1,110,000	1,242,512
Series C 5.00%, 9/1/2018	5,750,000	6,646,195
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,113,830
Series R 5.00%, 7/1/2015	3,000,000	3,240,180
Series A 5.00%, 8/1/2015	4,110,000	4,453,144
5.00%, 7/1/2017	13,900,000	15,949,277
5.00%, 7/1/2018	5,000,000	5,825,850

		101,663,503

WISCONSIN — 2.1%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,370,561
Series N3 5.00%, 5/15/2016	2,590,000	2,873,968
Series N2 5.00%, 5/1/2017	10,000,000	11,368,200

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin, State General Obligation:
4.00%, 11/1/2016	$1,950,000	$2,138,078
Series A 5.00%, 5/1/2015	3,380,000	3,625,388
Series C 5.00%, 5/1/2015	10,000,000	10,726,000
Series C 5.00%, 5/1/2017	470,000	532,712
Series C 5.00%, 5/1/2017	500,000	570,115
Series 1 5.00%, 5/1/2018	1,000,000	1,160,530

		42,365,552

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,962,777,375)		1,970,348,991

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $1,351,878)	1,351,878	1,351,878

TOTAL INVESTMENTS — 99.1% (h)
(Cost $1,964,129,253)		1,971,700,869
OTHER ASSETS & LIABILITIES — 0.9%		18,744,979

NET ASSETS — 100.0%		$1,990,445,848

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	1.52%
	Assured Guaranty Municipal Corp.	0.54%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 94.9%
ALASKA — 7.8%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.07%, 12/1/2030 (a)	$300,000	$300,000
Series D 0.31%, 12/1/2041 (a)	400,000	400,000

		700,000

ARIZONA — 1.1%
Arizona, Health Facilities Authority Revenue Series E 0.08%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 7.1%
Pasadena, CA, Certificates Participation Series A 0.10%, 2/1/2035 (a)	300,000	300,000
Riverside, CA, Electric Revenue Series C 0.07%, 10/1/2035 (a)	150,000	150,000
Santa Clara, CA, Financing Authority Revenue Series M 0.08%, 5/15/2035 (a)	185,000	185,000

		635,000

COLORADO — 14.4%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.19%, 12/1/2030 (a)	400,000	400,000
Colorado Springs, CO, Utilities System Revenue Series A 0.08%, 11/1/2035 (a)	300,000	300,000
Colorado, Educational & Cultural Facilities Authority 0.09%, 7/1/2033 (a)	300,000	300,000
Southern UTE Indian Tribe Reservation Co. Zero Coupon, 4/1/2040 (a)(b)	300,000	300,000

		1,300,000

DISTRICT OF COLUMBIA — 1.7%
District of Columbia Revenue Series A Zero Coupon, 1/1/2029 (a)	150,000	150,000

LOUISIANA — 4.5%
St. James Parish, LA, Revenue Series A-1 0.35%, 11/1/2040 (a)	400,000	400,000

MARYLAND — 3.3%
Maryland, State Economic Development Corp. Revenue 0.14%, 5/1/2036 (a)	300,000	300,000

MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.09%, 7/1/2021 (a)	300,000	300,000

NEBRASKA — 1.1%
Nebraska, Central Plains Energy Project Revenue 0.07%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 1.1%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.07%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 19.6%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.07%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.41%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.09%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.09%, 1/1/2032 (a)	390,000	390,000
New York, State Housing Finance Agency:
Series A 0.11%, 11/1/2036 (a)	250,000	250,000
Series A 0.11%, 11/1/2037 (a)	300,000	300,000

		1,765,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.09%, 6/1/2025 (a)	300,000	300,000

OHIO — 3.3%
Ohio, State University Series E 0.08%, 6/1/2035 (a)	300,000	300,000

PENNSYLVANIA — 8.9%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.29%, 6/1/2042 (a)	400,000	400,000
Pittsburgh, PA, Water & Sewer Authority 0.20%, 9/1/2033 (a)(c)	400,000	400,000

		800,000

TENNESSEE — 5.6%
Clarksville, TN, Public Building Authority Revenue:
0.13%, 6/1/2024 (a)	100,000	100,000
0.13%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.11%, 9/1/2029 (a)	300,000	300,000

		500,000

VIRGINIA — 5.5%
Montgomery County, VA, Industrial Development Authority Revenue 0.08%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.16%, 7/1/2034 (a)	195,000	195,000

		495,000

WASHINGTON — 3.3%
Washington, Health Care Facilities Authority Revenue Series C 0.09%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $8,545,000)		8,545,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 5.1%
MONEY MARKET FUND — 5.1%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $457,062)	457,062	$457,062

TOTAL INVESTMENTS — 100.0% (g)
(Cost $9,002,062)		9,002,062
OTHER ASSETS & LIABILITIES — 0.0% (h)		(130)

NET ASSETS — 100.0%		$9,001,932

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.3% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	4.44%

(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.0%
ALABAMA — 1.9%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,363,320
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024 (b)	1,000,000	996,350
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	1,500,000	1,126,710

		3,486,380

ALASKA — 0.4%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	381,630
Series A 5.00%, 6/1/2046	500,000	346,075

		727,705

ARIZONA — 4.6%
Arizona, AZ, Health Facilities Authority, Hospital Revenue:
Series B 4.00%, 2/1/2022	1,000,000	1,016,570
Series A 5.00%, 2/1/2042	500,000	452,995
Arizona, AZ, School Facilities Board Revenue 5.00%, 7/1/2018 (a)	1,000,000	1,116,360
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,016,949
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	238,092
7.50%, 7/1/2042	500,000	487,840
Series A 7.50%, 7/1/2042	1,000,000	980,200
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	882,690
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,060,590
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037	530,000	521,923
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	710,409

		8,484,618

CALIFORNIA — 18.2%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	875,447
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,540,700
Series A 5.00%, 6/1/2045	1,000,000	966,020
Series A-1 5.13%, 6/1/2047	1,860,000	1,294,895
Series A-1 5.75%, 6/1/2047	1,585,000	1,214,950
California, Health Facilities Financing Authority Revenue:
Series A 5.00%, 11/15/2034	500,000	477,375
5.00%, 8/15/2039	950,000	958,607
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (c)	500,000	416,785
California, State General Obligation:
5.00%, 9/1/2035	600,000	616,860
5.60%, 3/1/2036	650,000	696,111
California, State Municipal Finance Authority, Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	421,980
California, State Public Works Board, Lease Revenue:
Series B 4.00%, 3/1/2017 (a)	425,000	468,197
4.00%, 6/1/2027	965,000	960,098
Series C 5.00%, 9/1/2036	500,000	507,530
Subseries I 6.63%, 11/1/2034	525,000	527,000
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	640,222
California, Statewide Communities Development Authority Revenue:
Series A 4.88%, 11/15/2036	550,000	460,471
5.00%, 8/15/2047	330,000	294,855
Series A 5.13%, 7/15/2031	500,000	429,370
Series A 5.25%, 7/1/2030	795,000	798,625
Series A 6.00%, 10/1/2047	1,000,000	987,940
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	487,101
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	94,778
Daly City, CA, Housing Development Finance Agency, Mobile Home Park Revenue Series A 5.00%, 12/15/2047	490,000	446,473
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,014,000
Independent Cities, CA, Finance Authority, Mobile Home Park Revenue Series A 5.00%, 5/15/2039	250,000	237,190
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (d)	500,000	506,565
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,108,380
Murrieta, CA, Public Financing Authority Special Tax 4.00%, 9/1/2034	235,000	196,521
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	167,459

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	$2,000,000	$1,934,080
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(e)	500,000	376,810
6.50%, 9/1/2028	1,000,000	1,028,670
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,005,020
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	440,350
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	958,820
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	498,285
5.00%, 9/1/2034	1,000,000	947,780
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,210,700
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	751,620
Series A1 5.13%, 6/1/2046	2,690,000	1,927,170
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	831,650
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,210,905
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	515,000	534,498

		33,468,863

COLORADO — 6.8%
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	454,070
Series A 5.90%, 8/1/2037	1,000,000	893,990
Series A 7.75%, 8/1/2039	485,000	505,879
Colorado, State Educational & Cultural Facilities Authority Revenue 5.13%, 12/1/2039	350,000	333,742
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	894,790
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	482,380
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	994,820
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	707,453
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	980,000
Series A 6.75%, 12/1/2039	1,000,000	945,050
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	458,205
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	886,390
Public Authority for Colorado, State Natural Gas Purchase Revenue:
6.25%, 11/15/2028	1,145,000	1,282,629
6.50%, 11/15/2038	1,035,000	1,182,705
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,337,037
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	117,727

		12,456,867

CONNECTICUT — 0.6%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	541,765
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (c)	500,000	478,115

		1,019,880

DISTRICT OF COLUMBIA — 0.6%
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	1,000,000	1,042,390

FLORIDA — 7.2%
Alachua County, FL, Health Facilities Authority Series A 7.38%, 11/15/2019	300,000	302,253
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	990,000	954,608
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,044,300
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	432,240
Series A 7.50%, 6/15/2033	500,000	507,790
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,011,550
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,032,750
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	436,055
Lakeland, FL, Educational Facilities Revenue Series A 5.00%, 9/1/2037	170,000	162,680

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	$500,000	$458,880
5.75%, 11/1/2042	500,000	453,720
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	638,892
Martin County, FL, Health Facilities Authority, Revenue Series B 5.00%, 11/15/2028	2,000,000	1,987,300
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	930,000	910,870
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,002,130
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	485,455
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	744,615
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (e)	65,000	47,776
Series A-3 Zero Coupon, 5/1/2040 (e)	195,000	116,828
Series A-4 Zero Coupon, 5/1/2040 (e)	85,000	37,695
Series 1 6.65%, 5/1/2040	10,000	9,699
Series 2 6.65%, 5/1/2040	470,000	230,328
Series 3 6.65%, 5/1/2040 (b)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	195,024

		13,203,439

GEORGIA — 1.1%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	1,990,000	1,932,549

GUAM — 1.1%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,046,210
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	954,090

		2,000,300

HAWAII — 1.1%
Hawaii Housing Finance & Development Corp., Multifamily Revenue Series A 5.00%, 5/1/2034	605,000	541,886
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,042,450
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	414,154

		1,998,490

ILLINOIS — 4.7%
Chicago, IL, Board of Education, General Obligation Series A 5.50%, 12/1/2026 (a)	1,500,000	1,540,590
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,010,070
Illinois, State Finance Authority Revenue:
4.25%, 5/15/2043	430,000	330,214
5.00%, 5/15/2043	675,000	598,097
5.75%, 5/15/2046	1,000,000	930,540
6.13%, 5/15/2027	1,000,000	1,041,910
7.13%, 2/1/2034	1,000,000	1,059,960
7.13%, 2/15/2039	1,100,000	1,138,918
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (b)(d)	500,000	429,835
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	545,990

		8,626,124

INDIANA — 1.6%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,008,610
6.00%, 12/1/2026	550,000	523,523
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	500,000	439,110
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (c)	1,000,000	998,540

		2,969,783

IOWA — 1.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue 5.00%, 12/1/2019	1,000,000	971,520
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,070,233

		2,041,753

KANSAS — 1.3%
Burlington, KS, Environment Improvement Revenue 4.65%, 9/1/2035 (f)	1,000,000	1,004,300
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	455,000	420,001
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	982,270

		2,406,571

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

LOUISIANA — 1.9%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	$1,060,000	$1,118,480
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	919,990
Louisiana, Public Facilities Authority, Hospital Revenue 5.00%, 7/1/2042	465,000	460,759
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	523,680
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	499,965

		3,522,874

MAINE — 0.3%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	525,504

MARYLAND — 0.2%
Maryland, State Economic Development Corp., Student Housing Revenue 5.00%, 6/1/2030	350,000	341,093

MASSACHUSETTS — 1.1%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	1,000,000	816,680
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	995,000	908,236
Series A 5.50%, 1/1/2016 (a)	250,000	250,115

		1,975,031

MICHIGAN — 2.5%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	1,000,000	806,700
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	884,136
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	865,000	876,003
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	495,000	528,710
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	590,000	546,706
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	900,160

		4,542,415

MINNESOTA — 1.0%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	885,080
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	835,000	887,321

		1,772,401

MISSISSIPPI — 0.5%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	949,530

MISSOURI — 0.8%
Bridgeton Industrial Development Authority 4.50%, 5/1/2028	500,000	434,800
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	234,316
6.00%, 5/1/2042	435,000	384,431
University Place, MO, Transportation Development District, Special Assessment & Sales Tax Revenue 5.00%, 3/1/2032	500,000	431,670

		1,485,217

NEBRASKA — 0.3%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	500,000	488,025

NEVADA — 1.1%
Clark County, NV, Industrial Development Revenue Series A 4.85%, 10/1/2035 (a)	1,000,000	956,590
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (c)	1,000,000	973,550

		1,930,140

NEW HAMPSHIRE — 0.4%
New Hampshire Health & Education Facilities Authority 2.25%, 7/1/2019	830,000	795,198

NEW JERSEY — 5.7%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	468,879
New Jersey, Economic Development Authority, Revenue:
4.25%, 6/15/2027	500,000	466,420
5.00%, 9/1/2017	400,000	455,708
5.00%, 3/1/2026	900,000	989,712
5.00%, 6/15/2028	500,000	503,475
5.25%, 9/15/2029	1,050,000	959,742
7.10%, 11/1/2031 (d)	1,000,000	776,440
New Jersey, Educational Facilities Authority, Revenue:
Series A 3.50%, 7/1/2025	540,000	496,379
Series B 4.00%, 7/1/2023	500,000	524,085
New Jersey, Health Care Facilities Financing Authority, Revenue 4.00%, 7/1/2026	1,175,000	1,125,568

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	$1,000,000	$871,060
Series 1A 4.75%, 6/1/2034	1,000,000	713,280
Series 1A 5.00%, 6/1/2029	1,020,000	862,022
Series 1A 5.00%, 6/1/2041	1,860,000	1,328,952

		10,541,722

NEW MEXICO — 1.1%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	401,280
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,674,940

		2,076,220

NEW YORK — 3.3%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	123,162
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	110,851
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	505,880
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	529,000
New York City Industrial Development Agency 7.50%, 8/1/2016	700,000	725,088
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (a)	100,000	101,811
5.00%, 1/1/2031 (a)	1,000,000	928,860
5.00%, 9/1/2035	1,000,000	947,070
5.75%, 10/1/2037	1,000,000	419,900
Series A 8.50%, 8/1/2028 (d)	500,000	538,685
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	407,883
Series 1 5.13%, 6/1/2042	1,000,000	749,630

		6,087,820

NORTH CAROLINA — 0.3%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue 5.00%, 5/1/2032	500,000	501,230

OHIO — 5.8%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	978,109
Series A-2 5.38%, 6/1/2024	1,000,000	872,350
Series A-2 5.75%, 6/1/2034	2,000,000	1,515,680
Series A-2 5.88%, 6/1/2030	2,000,000	1,588,860
Series A-2 5.88%, 6/1/2047	1,500,000	1,122,945
Series A-2 6.00%, 6/1/2042	1,110,000	846,675
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	793,210
Series A-2 6.50%, 6/1/2047	1,000,000	815,960
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	859,662
6.75%, 6/1/2024	1,000,000	840,310
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	500,000	476,200

		10,709,961

OKLAHOMA — 1.6%
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	894,070
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,086,336
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020	1,000,000	978,620

		2,959,026

OREGON — 0.5%
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	919,730

PENNSYLVANIA — 2.7%
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	555,109
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	396,728
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,028,012
Pennsylvania Higher Educational Facilities Authority 5.00%, 1/1/2027	575,000	608,574
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	505,066
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 10/1/2044	180,000	163,460
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	920,538
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	851,790

		5,029,277

PUERTO RICO — 3.1%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	792,090
Series A 5.75%, 7/1/2041	1,725,000	1,201,566
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	694,160
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	1,040,000	709,873

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 4/1/2042	$1,000,000	$743,080
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	777,560
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043	1,000,000	861,330

		5,779,659

TENNESSEE — 0.6%
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	340,008
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019 (b)	725,000	802,829

		1,142,837

TEXAS — 5.2%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	787,334
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,034,880
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., Revenue 6.00%, 11/1/2014 (d)	1,000,000	1,059,990
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	270,000	270,807
Series A 6.00%, 8/15/2028	230,000	229,982
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	701,032
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,024,140
North Texas, Tollway Authority Revenue Series B 5.25%, 1/1/2052	500,000	507,980
Northpointe, TX, Water Control & Improvement District, General Obligation:
Series A 3.70%, 9/1/2034	580,000	483,250
Series A 3.70%, 9/1/2037	710,000	568,149
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (f)	1,000,000	14,990
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	966,310
Texas, State Transportation Commission, Turnpike System Revenue Series A 4.00%, 8/15/2038	1,000,000	829,880
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,078,430

		9,557,154

UTAH — 1.1%
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (c)	1,000,000	984,540
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	950,860

		1,935,400

VIRGIN ISLANDS — 0.3%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	500,000	522,200

VIRGINIA — 1.9%
Chesapeake, VA, Expressway Toll Road Revenue Series A 5.00%, 7/15/2047	1,000,000	906,340
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	953,049
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	447,050
5.50%, 1/1/2042	1,250,000	1,165,312

		3,471,751

WASHINGTON — 0.9%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	600,376
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	372,854
Washington, Health Care Facilities Authority Revenue 5.00%, 12/1/2042	320,000	274,976
Washington, State Higher Education Facilities Authority Revenue 5.25%, 10/1/2046	500,000	497,375

		1,745,581

WISCONSIN — 1.5%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	863,690
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	535,000	527,002
Series A 6.20%, 10/1/2042	325,000	295,136
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,035,200

		2,721,028

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $191,554,976)		179,893,736

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund 0.00% (g)(h)(i) (Cost $424,084)	424,084	$424,084

TOTAL INVESTMENTS — 98.2% (j)
(Cost $191,979,060)		180,317,820
OTHER ASSETS & LIABILITIES — 1.8%		3,287,973

NET ASSETS — 100.0%		$183,605,793

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	National Public Finance Guarantee Corp	2.89%
	Ambac Financial Group	2.53%

(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.
(f)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.2%
ARIZONA — 1.1%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$345,000	$352,442
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	225,000	230,447

		582,889

CALIFORNIA — 30.7%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	600,000	734,604
California, State General Obligation:
5.70%, 11/1/2021	220,000	250,749
6.65%, 3/1/2022	370,000	442,202
7.30%, 10/1/2039	2,395,000	3,014,036
7.35%, 11/1/2039	485,000	613,200
7.50%, 4/1/2034	115,000	145,942
7.55%, 4/1/2039	245,000	318,867
7.63%, 3/1/2040	285,000	372,629
7.70%, 11/1/2030	45,000	52,559
7.95%, 3/1/2036	1,180,000	1,366,275
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	165,000	200,589
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	260,000	297,885
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	300,000	327,543
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	50,000	57,807
7.62%, 8/1/2040	285,000	335,245
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	205,000	246,164
6.75%, 8/1/2049	100,000	123,648
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	200,000	232,128
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	45,000	49,010
6.17%, 7/1/2040	115,000	120,659
6.57%, 7/1/2045	515,000	633,445
6.60%, 7/1/2050	345,000	428,952
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	25,000	28,292
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	1,100,000	1,216,193
5.76%, 7/1/2029	40,000	44,172
6.76%, 7/1/2034	275,000	337,560
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	170,000	209,998
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	225,000	245,302
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	235,000	265,573
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	50,000	57,718
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	935,000	1,128,882
6.92%, 4/1/2040	300,000	362,781
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	250,000	281,897
6.00%, 11/1/2040	125,000	140,565
6.95%, 11/1/2050	180,000	222,656
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	265,000	288,834
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	170,000	190,528
University of California, Revenue:
5.77%, 5/15/2043	240,000	264,118
5.95%, 5/15/2045	285,000	313,412
6.27%, 5/15/2031	5,000	5,383
6.55%, 5/15/2048	310,000	363,639
6.58%, 5/15/2049	465,000	545,877

		16,877,518

COLORADO — 1.6%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	255,000	290,198
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	190,000	214,854
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	165,000	177,556
Denver, CO, General Obligation 5.65%, 8/1/2030	150,000	169,862

		852,470

CONNECTICUT — 1.0%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	126,339
5.63%, 12/1/2029	225,000	244,795
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	190,000	197,838

		568,972

DISTRICT OF COLUMBIA — 1.6%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	155,000	172,882
5.59%, 12/1/2034	205,000	228,610
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	113,969

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	$295,000	$335,548

		851,009

GEORGIA — 3.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	800,000	827,320
6.66%, 4/1/2057	665,000	676,312
7.06%, 4/1/2057	30,000	29,286
Georgia, State General Obligation 4.50%, 11/1/2025	165,000	178,188

		1,711,106

ILLINOIS — 6.0%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	280,000	241,478
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	555,000	604,484
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	225,000	254,441
6.85%, 1/1/2038	135,000	144,044
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	330,000	346,087
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	165,000	179,233
Chicago, IL, Water Revenue 6.74%, 11/1/2040	60,000	65,663
Cook County, IL, General Obligation 6.23%, 11/15/2034	230,000	225,421
Illinois, State General Obligation:
6.73%, 4/1/2035	485,000	487,061
7.35%, 7/1/2035	265,000	281,774
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	250,000	274,205
6.18%, 1/1/2034	175,000	198,942

		3,302,833

INDIANA — 0.5%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	240,000	280,042

KANSAS — 0.3%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	177,747

KENTUCKY — 0.5%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	250,000	296,225

LOUISIANA — 0.4%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	205,000	213,052

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	230,000	257,342

MASSACHUSETTS — 3.0%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	622,931
Series D 4.50%, 8/1/2031	15,000	14,744
4.91%, 5/1/2029	200,000	207,166
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	190,000	201,902
5.72%, 8/15/2039	340,000	375,336
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	230,000	247,393

		1,669,472

MICHIGAN — 0.0% (a)
Michigan, State General Obligation Series B 7.63%, 9/15/2027	5,000	6,044

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	50,000	52,855
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	112,703
5.96%, 11/1/2039	215,000	242,382

		407,940

NEVADA — 1.0%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	15,000	18,636
6.88%, 7/1/2042	345,000	373,704
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	165,000	179,685

		572,025

NEW JERSEY — 6.7%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	535,000	576,190
6.10%, 12/15/2028	485,000	521,797
6.56%, 12/15/2040	40,000	46,537
6.88%, 12/15/2039	215,000	232,353
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	1,620,000	2,047,210
Rutgers University, Revenue 5.67%, 5/1/2040	220,000	237,749

		3,661,836

NEW YORK — 15.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	310,000	333,535
5.72%, 6/15/2042	245,000	271,974
5.75%, 6/15/2041	280,000	315,563
5.79%, 6/15/2041	235,000	245,204
5.88%, 6/15/2044	30,000	33,872

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 6/15/2042	$155,000	$176,277
6.01%, 6/15/2042	260,000	299,229
6.28%, 6/15/2042	135,000	146,313
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	35,000	38,467
5.57%, 11/1/2038	325,000	357,032
5.77%, 8/1/2036	225,000	250,780
6.83%, 7/15/2040	265,000	320,427
New York, NY, General Obligation:
5.21%, 10/1/2031	115,000	119,708
5.52%, 10/1/2037	355,000	378,590
5.85%, 6/1/2040	75,000	83,138
Series G-1 5.97%, 3/1/2036	245,000	275,718
5.99%, 12/1/2036	260,000	291,970
6.25%, 6/1/2035	75,000	81,128
6.27%, 12/1/2037	350,000	407,911
6.65%, 12/1/2031	5,000	5,580
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	185,000	197,526
6.09%, 11/15/2040	300,000	338,358
6.55%, 11/15/2031	5,000	5,762
6.65%, 11/15/2039	160,000	187,074
6.67%, 11/15/2039	180,000	210,845
6.69%, 11/15/2040	55,000	64,635
6.81%, 11/15/2040	360,000	428,846
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	470,000	617,058
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	79,928
5.39%, 3/15/2040	190,000	201,883
5.43%, 3/15/2039	25,000	26,660
5.50%, 3/15/2030	370,000	413,231
5.60%, 3/15/2040	435,000	473,576
5.63%, 3/15/2039	60,000	65,627
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	250,000	271,617
Series C 5.84%, 3/15/2040	250,000	274,052

		8,289,094

NORTH CAROLINA — 0.3%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	160,000	173,958

OHIO — 4.7%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	425,000	432,374
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	370,000	375,942
6.05%, 2/15/2043	370,000	385,740
Series E 6.27%, 2/15/2050	5,000	5,148
7.50%, 2/15/2050	5,000	5,977
7.83%, 2/15/2041	55,000	68,916
8.08%, 2/15/2050	440,000	570,508
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	230,000	247,204
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	205,000	217,644
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	260,000	262,140

		2,571,593

OREGON — 0.6%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	265,000	307,991

PENNSYLVANIA — 2.7%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	230,000	253,076
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	135,000	141,365
5.35%, 5/1/2030	85,000	91,593
5.45%, 2/15/2030	240,000	259,721
5.85%, 7/15/2030	150,000	164,307
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	240,000	250,605
5.56%, 12/1/2049	170,000	177,380
6.11%, 12/1/2039	115,000	128,016

		1,466,063

PUERTO RICO — 0.2%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	210,000	132,044

SOUTH CAROLINA — 0.6%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	285,000	310,753

TENNESSEE — 0.9%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	255,000	284,547
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	185,000	200,875

		485,422

TEXAS — 10.8%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	235,000	261,057
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	160,000	162,963
5.02%, 12/1/2048	360,000	370,260
6.00%, 12/1/2044	305,000	360,208
6.25%, 12/1/2034	5,000	5,453

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	$245,000	$283,810
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	400,000	449,488
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	590,000	710,195
8.91%, 2/1/2030	60,000	68,399
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	168,286
5.81%, 2/1/2041	50,000	56,074
5.99%, 2/1/2039	385,000	450,030
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	211,993
4.68%, 4/1/2040	395,000	398,030
5.52%, 4/1/2039	150,000	169,101
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	20,000	22,025
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	820,000	900,639
University of Texas, Revenue:
4.79%, 8/15/2046	105,000	106,815
5.13%, 8/15/2042	310,000	328,154
5.26%, 7/1/2039	235,000	250,505
Series B 6.28%, 8/15/2041	175,000	191,438

		5,924,923

UTAH — 1.2%
Utah, State General Obligation:
3.54%, 7/1/2025	255,000	254,931
4.55%, 7/1/2024	220,000	237,189
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	184,285

		676,405

VIRGINIA — 0.5%
University of Virginia, Revenue 6.20%, 9/1/2039	45,000	55,946
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	200,000	211,748

		267,694

WASHINGTON — 1.9%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	220,000	238,781
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	175,000	194,336
Washington, State General Obligation:
5.09%, 8/1/2033	70,000	73,533
5.14%, 8/1/2040	240,000	252,017
Series D 5.48%, 8/1/2039	260,000	283,384

		1,042,051

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $57,940,677)		53,936,513

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $64,918)	64,918	64,918

TOTAL INVESTMENTS — 98.3% (f)
(Cost $58,005,595)		54,001,431
OTHER ASSETS & LIABILITIES — 1.7%		910,419

NET ASSETS — 100.0%		$54,911,850

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.82%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.7%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	9,278,100	$8,604,874
2.50%, 9/20/2030	AUD	7,582,400	7,786,494
3.00%, 9/20/2025	AUD	9,435,850	10,195,129
4.00%, 8/20/2015	AUD	10,089,600	9,976,829
4.00%, 8/20/2020	AUD	14,004,900	15,482,568

			52,045,894

BRAZIL — 4.7%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	27,736,392	12,842,710
6.00%, 8/15/2018	BRL	11,556,830	5,347,243
6.00%, 8/15/2022	BRL	27,736,392	12,883,528
6.00%, 8/15/2024	BRL	23,113,660	10,741,538
6.00%, 5/15/2035	BRL	20,381,625	9,535,400

			51,350,419

CANADA — 4.4%
Government of Canada:
1.50%, 12/1/2044	CAD	6,389,100	6,766,019
2.00%, 12/1/2041	CAD	6,640,800	7,804,474
3.00%, 12/1/2036	CAD	7,171,260	9,719,817
4.00%, 12/1/2031	CAD	5,792,315	8,461,773
4.25%, 12/1/2021	CAD	5,926,880	7,452,104
4.25%, 12/1/2026	CAD	6,307,200	8,745,649

			48,949,836

CHILE — 4.4%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,309,103,000	4,756,754
3.00%, 7/1/2017	CLP	2,309,103,000	4,741,936
3.00%, 1/1/2018	CLP	3,001,833,900	6,181,336
3.00%, 3/1/2028	CLP	3,001,833,900	6,350,475
3.00%, 1/1/2030	CLP	6,927,309,000	14,877,629
3.00%, 2/1/2031	CLP	3,232,744,200	6,950,537
5.00%, 1/1/2016	CLP	2,309,103,000	4,918,287

			48,776,954

FRANCE — 16.7%
Republic of France:
0.25%, 7/25/2024	EUR	2,017,180	2,582,834
1.00%, 7/25/2017	EUR	28,190,250	40,529,473
1.10%, 7/25/2022	EUR	2,154,060	3,071,842
1.60%, 7/25/2015	EUR	23,744,000	33,744,923
1.80%, 7/25/2040	EUR	10,120,190	15,488,318
2.25%, 7/25/2020	EUR	28,471,425	44,182,675
3.15%, 7/25/2032	EUR	15,221,620	27,633,040
3.40%, 7/25/2029	EUR	9,097,041	16,869,245

			184,102,350

GERMANY — 4.5%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	9,252,540	12,491,467
1.50%, 4/15/2016	EUR	12,693,230	18,163,303
1.75%, 4/15/2020	EUR	11,964,810	18,334,069

			48,988,839

ISRAEL — 4.6%
State of Israel:
1.00%, 5/30/2017	ILS	20,696,080	6,092,124
2.75%, 8/30/2041	ILS	8,048,715	2,346,768
4.00%, 7/30/2021	ILS	52,325,960	17,917,815
4.00%, 7/31/2024	ILS	30,956,275	10,721,226
4.00%, 5/30/2036	ILS	5,960,195	2,151,960
5.00%, 4/30/2015	ILS	36,124,164	11,079,177

			50,309,070

ITALY — 4.5%
Republic of Italy:
2.10%, 9/15/2016	EUR	6,377,460	8,778,835
2.10%, 9/15/2017	EUR	6,923,580	9,433,497
2.10%, 9/15/2021	EUR	5,378,450	6,895,766
2.35%, 9/15/2019	EUR	2,198,200	2,980,802
2.35%, 9/15/2035	EUR	5,934,600	6,960,920
2.60%, 9/15/2023	EUR	5,667,700	7,387,068
3.10%, 9/15/2026	EUR	5,264,700	7,015,747

			49,452,635

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
1.10%, 12/10/2016	JPY	2,489,999,999	27,799,185
1.40%, 6/10/2018	JPY	1,984,000,000	22,948,688

			50,747,873

MEXICO — 4.5%
United Mexican States:
2.00%, 6/9/2022	MXN	208,688,340	15,708,519
2.50%, 12/10/2020	MXN	49,687,700	3,937,383
4.50%, 11/22/2035	MXN	216,141,495	19,290,387
5.00%, 6/16/2016	MXN	129,188,020	10,989,238

			49,925,527

POLAND — 4.0%
Republic of Poland:
2.75%, 8/25/2023	PLN	60,402,683	20,304,319
3.00%, 8/24/2016	PLN	69,357,053	23,314,324

			43,618,643

SOUTH AFRICA — 4.6%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	85,031,120	8,647,574
2.50%, 1/31/2017	ZAR	135,744,160	14,483,231
2.50%, 12/31/2050	ZAR	61,590,896	6,134,701
3.45%, 12/7/2033	ZAR	176,479,471	20,964,630

			50,230,136

SOUTH KOREA — 4.3%
Republic of South Korea:
1.50%, 6/10/2021	KRW	8,342,080,000	7,830,638
2.75%, 3/10/2017	KRW	19,974,100,714	19,440,077
2.75%, 6/10/2020	KRW	19,838,364,000	20,070,259

			47,340,974

SWEDEN — 5.3%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	65,477,100	9,729,967
0.50%, 6/1/2017	SEK	51,748,450	8,154,471
3.50%, 12/1/2015	SEK	61,195,300	10,301,063
3.50%, 12/1/2028	SEK	74,658,266	15,679,978
4.00%, 12/1/2020	SEK	77,137,444	14,845,035

			58,710,514

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

TURKEY — 4.5%
Republic of Turkey:
2.00%, 10/26/2022	TRY	22,689,660	$10,115,089
2.50%, 5/4/2016	TRY	24,152,340	12,003,397
3.00%, 2/23/2022	TRY	22,123,480	10,732,598
4.00%, 4/1/2020	TRY	33,014,254	17,093,447

			49,944,531

UNITED KINGDOM — 18.9%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	5,768,168	9,686,245
0.25%, 3/22/2052	GBP	4,126,440	7,155,090
0.38%, 3/22/2062	GBP	3,176,460	6,004,191
0.50%, 3/22/2050	GBP	7,254,620	13,653,530
0.63%, 11/22/2042	GBP	3,525,780	6,691,213
0.75%, 11/22/2047	GBP	6,736,257	13,492,466
1.13%, 11/22/2037	GBP	6,173,250	12,580,929
1.25%, 11/22/2017	GBP	7,733,640	14,063,657
1.25%, 11/22/2027	GBP	8,363,355	16,056,288
1.25%, 11/22/2032	GBP	4,599,960	9,196,218
1.25%, 11/22/2055	GBP	6,274,991	15,312,688
1.88%, 11/22/2022	GBP	9,106,125	17,984,314
2.00%, 1/26/2035	GBP	8,662,153	19,537,378
2.50%, 7/26/2016	GBP	5,329,425	9,636,719
2.50%, 4/16/2020	GBP	5,013,730	9,936,415
4.13%, 7/22/2030	GBP	10,177,646	27,610,307

			208,597,648

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,047,755,411)			1,093,091,843

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b)(c) (Cost $2,307,868)		2,307,868	2,307,868

TOTAL INVESTMENTS — 99.4% (d)
(Cost $1,050,063,279)			1,095,399,711
OTHER ASSETS & LIABILITIES — 0.6%			6,092,042

NET ASSETS — 100.0%			$1,101,491,753

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
AUSTRALIA — 3.4%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	1,000,000	$669,947
4.75%, 10/21/2015	AUD	2,300,000	2,242,961
4.75%, 6/15/2016	AUD	2,750,000	2,707,079
6.25%, 4/15/2015	AUD	2,400,000	2,371,922

			7,991,909

AUSTRIA — 3.1%
Republic of Austria:
3.40%, 10/20/2014 (a)	EUR	1,000,000	1,399,404
3.50%, 7/15/2015 (a)	EUR	2,600,000	3,722,348
4.00%, 9/15/2016 (a)	EUR	1,500,000	2,235,676

			7,357,428

BELGIUM — 4.0%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	1,400,000	1,999,342
3.50%, 3/28/2015 (a)	EUR	4,000,000	5,671,255
3.75%, 9/28/2015 (a)	EUR	1,300,000	1,877,822

			9,548,419

CANADA — 4.5%
Government of Canada:
1.00%, 11/1/2014	CAD	1,350,000	1,312,596
1.00%, 2/1/2015	CAD	1,000,000	971,622
1.00%, 5/1/2015	CAD	500,000	485,368
1.00%, 11/1/2015	CAD	525,000	508,717
1.00%, 8/1/2016	CAD	1,000,000	961,951
1.25%, 2/1/2016	CAD	3,300,000	3,210,044
1.50%, 8/1/2015	CAD	2,350,000	2,299,955
4.50%, 6/1/2015	CAD	1,000,000	1,026,549

			10,776,802

DENMARK — 2.9%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	16,400,000	3,039,527
4.00%, 11/15/2015	DKK	19,500,000	3,818,307

			6,857,834

FRANCE — 4.6%
France Government Bond OAT 0.25%, 11/25/2015	EUR	3,000,000	4,050,069
French Treasury Note:
2.00%, 7/12/2015	EUR	1,000,000	1,394,639
2.25%, 2/25/2016	EUR	900,000	1,271,800
Republic of France:
2.50%, 1/15/2015	EUR	900,000	1,253,627
3.00%, 10/25/2015	EUR	1,100,000	1,570,906
4.00%, 10/25/2014	EUR	900,000	1,267,236

			10,808,277

GERMANY — 10.5%
Bundesobligation:
1.75%, 10/9/2015	EUR	850,000	1,187,192
2.00%, 2/26/2016	EUR	1,100,000	1,552,716
Bundesschatzanweisungen:
Zero Coupon, 12/12/2014 (b)	EUR	1,500,000	2,027,897
Zero Coupon, 6/12/2015 (b)	EUR	2,400,000	3,240,913
Federal Republic of Germany:
0.25%, 3/13/2015	EUR	2,000,000	2,711,904
2.25%, 4/10/2015	EUR	800,000	1,117,511
2.50%, 2/27/2015	EUR	1,300,000	1,818,222
2.75%, 4/8/2016	EUR	2,000,000	2,877,672
3.25%, 7/4/2015	EUR	1,500,000	2,140,792
3.50%, 1/4/2016	EUR	1,300,000	1,890,953
3.75%, 1/4/2015	EUR	1,250,000	1,769,746
4.00%, 7/4/2016	EUR	1,700,000	2,537,057

			24,872,575

ITALY — 10.4%
Italy Buoni Poliennali Del Tesoro 2.25%, 5/15/2016	EUR	3,700,000	5,005,553
Republic of Italy:
Zero Coupon, 12/31/2014 (b)	EUR	2,500,000	3,326,224
Zero Coupon, 6/30/2015 (b)	EUR	325,000	425,682
2.50%, 3/1/2015	EUR	800,000	1,097,648
2.75%, 12/1/2015	EUR	470,000	645,753
3.00%, 4/15/2015	EUR	1,500,000	2,070,436
3.00%, 6/15/2015	EUR	1,300,000	1,794,114
3.00%, 11/1/2015	EUR	1,500,000	2,072,101
3.75%, 8/1/2015	EUR	1,100,000	1,537,409
3.75%, 4/15/2016	EUR	1,000,000	1,404,765
4.25%, 2/1/2015	EUR	600,000	842,079
4.50%, 7/15/2015	EUR	1,300,000	1,839,276
4.75%, 9/15/2016	EUR	1,000,000	1,439,537
6.00%, 11/15/2014	EUR	900,000	1,281,307

			24,781,884

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 11/15/2014	JPY	300,000,000	3,057,475
0.10%, 1/15/2015	JPY	300,000,000	3,057,410
0.10%, 3/15/2015	JPY	400,000,000	4,076,437
0.10%, 5/15/2015	JPY	200,000,000	2,038,147
0.10%, 9/15/2015	JPY	300,000,000	3,342,145
0.20%, 6/15/2015	JPY	250,000,000	2,551,959
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,351,839
0.30%, 6/20/2016	JPY	420,000,000	4,300,034
0.30%, 9/20/2016	JPY	500,000,000	5,120,046
0.40%, 6/20/2015	JPY	160,000,000	1,638,852
0.40%, 9/20/2015	JPY	650,000,000	6,662,247
0.40%, 6/20/2016	JPY	150,000,000	1,539,866
0.50%, 12/20/2014	JPY	140,000,000	1,433,726
0.50%, 3/20/2015	JPY	125,000,000	1,281,317
0.60%, 12/20/2015	JPY	350,000,000	3,605,201
Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	330,000,000	3,421,928
1.80%, 3/20/2016	JPY	485,000,000	5,146,412

			54,625,041

MEXICO — 3.0%
Mexican Bonos:
6.00%, 6/18/2015	MXN	24,000,000	1,889,821
6.25%, 6/16/2016	MXN	22,700,000	1,815,362
8.00%, 12/17/2015	MXN	22,500,000	1,856,217

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

9.50%, 12/18/2014	MXN	20,000,000	$1,622,648

			7,184,048

NETHERLANDS — 4.7%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	1,250,000	1,705,752
2.75%, 1/15/2015 (a)	EUR	1,100,000	1,537,891
3.25%, 7/15/2015 (a)	EUR	2,650,000	3,778,084
4.00%, 7/15/2016 (a)	EUR	700,000	1,039,783
Netherlands Government Bond Zero Coupon, 4/15/2016 (a)(b)	EUR	2,300,000	3,080,862

			11,142,372

POLAND — 2.9%
Poland Government Bond:
Zero Coupon, 7/25/2015 (b)	PLN	1,200,000	363,998
Zero Coupon, 1/25/2016 (b)	PLN	5,000,000	1,488,547
5.00%, 4/25/2016	PLN	5,000,000	1,665,866
5.50%, 4/25/2015	PLN	4,300,000	1,428,512
6.25%, 10/24/2015	PLN	5,500,000	1,867,604

			6,814,527

SINGAPORE — 2.6%
Government of Singapore:
0.25%, 2/1/2015	SGD	3,000,000	2,388,641
2.88%, 7/1/2015	SGD	1,900,000	1,580,895
Singapore Government Bond 1.13%, 4/1/2016	SGD	2,600,000	2,113,683

			6,083,219

SOUTH AFRICA — 2.3%
South Africa Government Bond:
8.75%, 12/21/2014	ZAR	15,500,000	1,602,189
13.50%, 9/15/2015	ZAR	34,000,000	3,832,224

			5,434,413

SOUTH KOREA — 4.2%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	750,000,000	697,551
2.75%, 6/10/2016	KRW	1,800,000,000	1,672,230
2.76%, 6/2/2015	KRW	1,000,000,000	930,652
2.84%, 12/2/2014	KRW	1,500,000,000	1,397,986
3.25%, 12/10/2014	KRW	1,690,000,000	1,582,494
3.25%, 6/10/2015	KRW	4,000,000,000	3,752,215

			10,033,128

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,000,000	1,377,881
3.00%, 4/30/2015	EUR	1,100,000	1,520,583
3.30%, 7/30/2016	EUR	1,600,000	2,226,831
3.75%, 10/31/2015	EUR	1,800,000	2,526,992
4.00%, 7/30/2015	EUR	1,200,000	1,687,082
4.40%, 1/31/2015	EUR	1,000,000	1,407,946

			10,747,315

SWEDEN — 2.7%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	16,000,000	2,602,382
4.50%, 8/12/2015	SEK	22,250,000	3,676,642

			6,279,024

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	1,750,000	2,922,169
2.75%, 1/22/2015	GBP	1,150,000	1,918,752
4.00%, 9/7/2016	GBP	1,500,000	2,655,393
4.75%, 9/7/2015	GBP	1,650,000	2,892,877
8.00%, 12/7/2015	GBP	185,000	348,530

			10,737,721

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $233,386,318)			232,075,936

	Shares
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)(f) (Cost $41,979)		41,979	41,979

TOTAL INVESTMENTS — 97.8% (g)
(Cost $233,428,297)			232,117,915
OTHER ASSETS & LIABILITIES — 2.2%			5,138,226

NET ASSETS — 100.0%			$237,256,141

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.1% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.3%
AUSTRALIA — 4.2%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	3,700,000	$3,114,961
3.25%, 4/21/2025	AUD	4,500,000	3,913,856
3.25%, 4/21/2029	AUD	2,750,000	2,260,917
4.25%, 7/21/2017	AUD	9,500,000	9,297,539
4.50%, 10/21/2014	AUD	5,000,000	4,775,766
4.50%, 4/15/2020	AUD	6,250,000	6,190,671
4.75%, 10/21/2015	AUD	3,000,000	2,925,602
4.75%, 6/15/2016	AUD	7,050,000	6,939,965
4.75%, 4/21/2027	AUD	2,400,000	2,378,272
5.25%, 3/15/2019	AUD	5,830,000	5,990,368
5.50%, 1/21/2018	AUD	6,100,000	6,263,574
5.50%, 4/21/2023	AUD	5,500,000	5,829,127
5.75%, 5/15/2021	AUD	6,350,000	6,770,011
5.75%, 7/15/2022	AUD	3,500,000	3,757,357
5.75%, 7/15/2022	AUD	2,100,000	2,254,414
6.00%, 2/15/2017	AUD	4,300,000	4,425,679
6.25%, 4/15/2015	AUD	5,250,000	5,188,578

			82,276,657

AUSTRIA — 4.4%
Republic of Austria:
1.75%, 10/20/2023 (a)	EUR	3,000,000	3,899,123
1.95%, 6/18/2019 (a)	EUR	3,000,000	4,209,989
2.40%, 5/23/2034 (a)	EUR	500,000	635,953
3.15%, 6/20/2044 (a)	EUR	1,500,000	2,125,957
3.20%, 2/20/2017 (a)	EUR	4,200,000	6,162,219
3.40%, 10/20/2014 (a)	EUR	3,500,000	4,897,914
3.40%, 11/22/2022 (a)	EUR	2,950,000	4,447,864
3.50%, 7/15/2015 (a)	EUR	2,400,000	3,436,014
3.50%, 9/15/2021 (a)	EUR	4,500,000	6,857,121
3.65%, 4/20/2022 (a)	EUR	1,500,000	2,303,835
3.65%, 4/20/2022 (a)	EUR	375,000	575,959
3.80%, 1/26/2062 (a)	EUR	1,000,000	1,647,217
3.90%, 7/15/2020 (a)	EUR	4,600,000	7,158,645
4.00%, 9/15/2016 (a)	EUR	4,200,000	6,259,893
4.15%, 3/15/2037 (a)	EUR	3,925,000	6,481,957
4.30%, 9/15/2017 (a)	EUR	6,000,000	9,213,570
4.65%, 1/15/2018 (a)	EUR	5,000,000	7,828,162
4.85%, 3/15/2026 (a)	EUR	1,700,000	2,897,980
6.25%, 7/15/2027	EUR	2,915,000	5,644,961

			86,684,333

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	3,000,000	4,051,206
2.25%, 6/22/2023	EUR	3,000,000	3,947,733
2.75%, 3/28/2016 (a)	EUR	1,600,000	2,284,962
3.00%, 9/28/2019	EUR	1,300,000	1,891,495
3.25%, 9/28/2016 (a)	EUR	2,925,000	4,260,004
3.50%, 3/28/2015 (a)	EUR	2,650,000	3,757,206
3.50%, 6/28/2017 (a)	EUR	5,900,000	8,716,110
3.75%, 9/28/2015 (a)	EUR	3,675,000	5,308,457
3.75%, 6/22/2045	EUR	1,000,000	1,368,809
4.00%, 3/28/2017 (a)	EUR	500,000	748,811
4.00%, 3/28/2019	EUR	3,380,000	5,171,964
4.00%, 3/28/2022	EUR	5,500,000	8,418,821
4.00%, 3/28/2032	EUR	2,500,000	3,665,754
4.25%, 9/28/2021 (a)	EUR	3,750,000	5,852,847
4.25%, 9/28/2022	EUR	3,000,000	4,661,364
4.25%, 3/28/2041 (a)	EUR	2,700,000	4,085,911
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,889,129
5.00%, 3/28/2035 (a)	EUR	3,500,000	5,834,099
5.50%, 9/28/2017 (a)	EUR	4,700,000	7,466,247
5.50%, 3/28/2028	EUR	3,020,000	5,221,945

			88,602,874

CANADA — 4.5%
Government of Canada:
1.00%, 11/1/2014	CAD	5,750,000	5,590,685
1.00%, 2/1/2015	CAD	650,000	631,554
1.00%, 5/1/2015	CAD	4,000,000	3,882,946
1.00%, 8/1/2016	CAD	500,000	480,976
1.25%, 3/1/2018	CAD	1,000,000	950,608
1.25%, 9/1/2018	CAD	4,100,000	3,873,640
1.50%, 8/1/2015	CAD	3,000,000	2,936,112
1.50%, 3/1/2017	CAD	3,900,000	3,792,740
1.50%, 9/1/2017	CAD	3,500,000	3,382,732
1.50%, 6/1/2023	CAD	4,200,000	3,721,121
2.00%, 12/1/2014	CAD	4,500,000	4,425,270
2.00%, 6/1/2016	CAD	2,000,000	1,980,465
2.50%, 6/1/2024	CAD	1,000,000	959,510
2.75%, 9/1/2016	CAD	2,800,000	2,826,886
2.75%, 6/1/2022	CAD	3,600,000	3,583,924
3.25%, 6/1/2021	CAD	3,000,000	3,113,620
3.50%, 6/1/2020	CAD	3,000,000	3,158,362
3.50%, 12/1/2045	CAD	2,500,000	2,636,711
3.75%, 6/1/2019	CAD	3,575,000	3,800,511
4.00%, 6/1/2016	CAD	7,530,000	7,838,921
4.00%, 6/1/2041	CAD	4,200,000	4,782,664
4.25%, 6/1/2018	CAD	1,500,000	1,617,633
4.50%, 6/1/2015	CAD	4,750,000	4,876,109
5.00%, 6/1/2037	CAD	4,500,000	5,791,774
5.75%, 6/1/2029	CAD	3,490,000	4,606,399
5.75%, 6/1/2033	CAD	1,750,000	2,387,246
8.00%, 6/1/2027	CAD	1,000,000	1,548,750

			89,177,869

DENMARK — 3.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	25,000,000	4,345,394
2.00%, 11/15/2014	DKK	30,000,000	5,560,110
2.50%, 11/15/2016	DKK	22,000,000	4,246,166
3.00%, 11/15/2021	DKK	50,950,000	10,237,254
4.00%, 11/15/2015	DKK	43,900,000	8,596,086
4.00%, 11/15/2017	DKK	37,080,000	7,632,370
4.00%, 11/15/2019	DKK	42,200,000	8,936,092
4.50%, 11/15/2039	DKK	65,000,000	16,007,863
7.00%, 11/10/2024	DKK	13,300,000	3,646,363

			69,207,698

FRANCE — 4.4%
France Government Bond OAT 0.25%, 11/25/2015	EUR	3,000,000	4,050,069
French Treasury Note:
1.00%, 7/25/2017	EUR	2,600,000	3,539,088
1.75%, 2/25/2017	EUR	1,000,000	1,400,081
2.00%, 7/12/2015	EUR	5,300,000	7,391,588
2.25%, 2/25/2016	EUR	4,000,000	5,652,445
Republic of France:
1.75%, 5/25/2023	EUR	2,000,000	2,572,483
2.25%, 10/25/2022	EUR	1,000,000	1,357,736

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

2.50%, 1/15/2015	EUR	3,030,000	$4,220,544
2.50%, 10/25/2020	EUR	4,600,000	6,563,663
2.75%, 10/25/2027	EUR	3,500,000	4,649,655
3.25%, 10/25/2021	EUR	4,500,000	6,685,379
3.50%, 4/25/2020	EUR	5,000,000	7,586,718
3.75%, 10/25/2019	EUR	4,030,000	6,192,593
3.75%, 4/25/2021	EUR	3,000,000	4,614,050
4.00%, 10/25/2038	EUR	1,500,000	2,254,336
4.00%, 4/25/2060	EUR	1,150,000	1,725,507
4.25%, 10/25/2018	EUR	3,000,000	4,678,274
4.50%, 4/25/2041	EUR	2,550,000	4,137,822
4.75%, 4/25/2035	EUR	800,000	1,332,967
5.00%, 10/25/2016	EUR	270,000	414,385
5.50%, 4/25/2029	EUR	3,250,000	5,763,889
6.00%, 10/25/2025	EUR	100,000	181,642

			86,964,914

GERMANY — 4.5%
Federal Republic of Germany:
0.25%, 3/13/2015	EUR	1,300,000	1,762,738
0.25%, 4/13/2018	EUR	1,000,000	1,328,026
0.50%, 4/7/2017	EUR	1,450,000	1,968,191
0.50%, 10/13/2017	EUR	1,700,000	2,300,424
0.50%, 2/23/2018	EUR	4,000,000	5,385,635
0.75%, 2/24/2017	EUR	1,000,000	1,370,098
1.25%, 10/14/2016	EUR	750,000	1,044,182
1.50%, 9/4/2022	EUR	1,300,000	1,747,568
1.50%, 2/15/2023	EUR	2,500,000	3,329,981
1.50%, 5/15/2023	EUR	500,000	662,680
1.75%, 7/4/2022	EUR	2,200,000	3,028,658
2.25%, 4/10/2015	EUR	3,330,000	4,651,640
2.50%, 10/10/2014	EUR	500,000	693,340
2.50%, 1/4/2021	EUR	2,000,000	2,946,627
2.50%, 7/4/2044	EUR	1,200,000	1,589,619
2.75%, 4/8/2016	EUR	600,000	863,302
3.00%, 7/4/2020 (b)	EUR	2,150,000	3,273,270
3.25%, 7/4/2021	EUR	2,650,000	4,102,651
3.25%, 7/4/2042	EUR	1,200,000	1,842,860
3.50%, 1/4/2016	EUR	3,900,000	5,672,858
3.50%, 7/4/2019	EUR	5,000,000	7,760,141
3.75%, 1/4/2015	EUR	2,700,000	3,822,651
4.00%, 7/4/2016	EUR	4,150,000	6,193,404
4.00%, 1/4/2037	EUR	2,550,000	4,296,122
4.25%, 7/4/2017	EUR	2,090,000	3,228,603
4.25%, 7/4/2018	EUR	200,000	316,186
4.25%, 7/4/2039	EUR	800,000	1,419,134
4.75%, 7/4/2034	EUR	500,000	915,447
4.75%, 7/4/2040	EUR	200,000	382,988
5.50%, 1/4/2031	EUR	2,350,000	4,539,565
5.63%, 1/4/2028	EUR	3,115,000	5,953,280

			88,391,869

ITALY — 10.7%
Republic of Italy:
Zero Coupon, 12/31/2014 (c)	EUR	2,500,000	3,326,224
2.75%, 12/1/2015	EUR	2,750,000	3,778,340
3.00%, 6/15/2015	EUR	4,600,000	6,348,403
3.00%, 11/1/2015	EUR	2,100,000	2,900,941
3.50%, 11/1/2017	EUR	8,000,000	10,997,210
3.50%, 6/1/2018	EUR	7,000,000	9,578,839
3.75%, 4/15/2016	EUR	4,000,000	5,619,058
3.75%, 8/1/2016	EUR	5,000,000	7,016,067
3.75%, 3/1/2021	EUR	1,980,000	2,672,992
3.75%, 8/1/2021	EUR	2,600,000	3,506,259
4.00%, 2/1/2017	EUR	4,000,000	5,635,941
4.00%, 9/1/2020	EUR	3,000,000	4,117,399
4.00%, 2/1/2037	EUR	2,765,000	3,310,396
4.25%, 2/1/2015	EUR	1,500,000	2,105,198
4.25%, 2/1/2019	EUR	1,750,000	2,457,206
4.25%, 9/1/2019	EUR	2,350,000	3,291,399
4.25%, 3/1/2020	EUR	1,500,000	2,087,736
4.50%, 7/15/2015	EUR	5,000,000	7,074,138
4.50%, 2/1/2018	EUR	1,000,000	1,427,511
4.50%, 8/1/2018	EUR	1,475,000	2,103,655
4.50%, 3/1/2019	EUR	2,250,000	3,191,604
4.50%, 2/1/2020	EUR	1,750,000	2,467,435
4.50%, 5/1/2023	EUR	5,500,000	7,497,195
4.50%, 3/1/2026	EUR	5,500,000	7,412,321
4.75%, 9/15/2016	EUR	5,000,000	7,197,686
4.75%, 5/1/2017	EUR	5,000,000	7,182,674
4.75%, 6/1/2017	EUR	5,000,000	7,179,764
4.75%, 9/1/2021	EUR	2,400,000	3,403,409
4.75%, 8/1/2023 (a)	EUR	1,475,000	2,064,684
4.75%, 9/1/2028 (a)	EUR	4,500,000	6,054,977
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,275,477
5.00%, 3/1/2022	EUR	5,000,000	7,149,306
5.00%, 3/1/2025 (a)	EUR	4,000,000	5,605,738
5.00%, 8/1/2034	EUR	5,000,000	6,763,570
5.00%, 8/1/2039	EUR	1,500,000	2,021,948
5.00%, 9/1/2040	EUR	3,500,000	4,690,163
5.25%, 8/1/2017	EUR	6,000,000	8,778,154
5.25%, 11/1/2029	EUR	1,750,000	2,458,006
5.50%, 9/1/2022	EUR	4,250,000	6,219,585
5.50%, 11/1/2022	EUR	7,000,000	10,233,600
5.75%, 2/1/2033	EUR	4,000,000	5,906,151
6.00%, 5/1/2031	EUR	1,250,000	1,892,065
6.50%, 11/1/2027	EUR	2,885,000	4,564,025

			210,564,449

JAPAN — 22.7%
Government of Japan 2 Year Bond:
0.10%, 1/15/2015	JPY	1,000,000,000	10,191,368
0.10%, 10/15/2014	JPY	300,000,000	3,057,496
0.10%, 12/15/2014	JPY	1,000,000,000	10,191,480
0.10%, 4/15/2015	JPY	400,000,000	4,076,368
0.10%, 9/15/2015	JPY	200,000,000	2,037,960
Government of Japan 5 Year Bond:
0.30%, 6/20/2018	JPY	300,000,000	3,068,038
0.40%, 6/20/2018	JPY	200,000,000	2,054,910
0.60%, 12/20/2015	JPY	459,750,000	4,735,690
0.50%, 3/20/2015	JPY	660,000,000	6,765,355
0.40%, 6/20/2016	JPY	400,000,000	4,106,309
0.50%, 12/20/2014	JPY	475,000,000	4,864,426
0.20%, 9/20/2017	JPY	700,000,000	7,139,165
0.30%, 3/20/2017	JPY	400,000,000	4,096,334
0.50%, 3/20/2016	JPY	600,000,000	6,171,479
0.30%, 6/20/2016	JPY	415,000,000	4,248,843
0.20%, 12/20/2017	JPY	950,000,000	9,683,426
0.30%, 3/20/2018	JPY	600,000,000	6,139,035
0.40%, 6/20/2015	JPY	400,000,000	4,097,129
0.10%, 3/20/2018	JPY	540,000,000	5,476,274
0.10%, 12/20/2017	JPY	500,000,000	5,075,169
0.20%, 6/20/2017	JPY	900,000,000	9,182,256
0.40%, 3/20/2018	JPY	550,000,000	5,652,358

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 10 Year Bond:
0.80%, 6/20/2023	JPY	300,000,000	$3,093,484
1.50%, 9/20/2015	JPY	625,000,000	6,543,172
1.00%, 9/20/2020	JPY	579,000,000	6,134,898
1.60%, 12/20/2015	JPY	409,500,000	4,310,327
1.70%, 9/20/2016	JPY	777,000,000	8,283,948
0.80%, 9/20/2023	JPY	600,000,000	6,178,609
1.70%, 9/20/2017	JPY	648,000,000	6,999,542
1.90%, 6/20/2016	JPY	202,600,000	2,163,714
1.30%, 3/20/2020	JPY	400,000,000	4,321,370
1.20%, 6/20/2021	JPY	625,000,000	6,700,841
1.20%, 12/20/2020	JPY	360,000,000	3,863,665
1.30%, 3/20/2021	JPY	275,000,000	2,970,614
1.80%, 6/20/2017	JPY	300,000,000	3,241,764
1.00%, 12/20/2021	JPY	250,000,000	2,637,062
0.80%, 9/20/2020	JPY	400,000,000	4,182,404
0.30%, 12/20/2016	JPY	1,135,000,000	11,623,325
1.10%, 9/20/2021	JPY	715,000,000	7,603,162
1.00%, 3/20/2022	JPY	400,000,000	4,216,736
0.90%, 6/20/2022	JPY	400,000,000	4,179,176
1.70%, 3/20/2017	JPY	680,000,000	7,298,394
0.80%, 6/20/2022	JPY	199,950,000	2,071,792
1.30%, 12/20/2019	JPY	527,000,000	5,691,697
1.50%, 12/20/2017	JPY	500,000,000	5,374,395
1.50%, 6/20/2018	JPY	240,000,000	2,591,966
0.60%, 3/20/2023	JPY	1,520,000,000	15,409,787
0.80%, 9/20/2022	JPY	400,000,000	4,139,284
1.30%, 3/20/2018	JPY	300,000,000	3,205,177
1.70%, 12/20/2016	JPY	745,100,000	7,971,131
0.70%, 12/20/2022	JPY	650,000,000	6,659,650
0.80%, 12/20/2022	JPY	350,000,000	3,617,828
0.90%, 3/20/2022	JPY	185,000,000	1,934,698
Government of Japan 20 Year Bond:
2.60%, 3/20/2019	JPY	468,300,000	5,375,029
2.30%, 6/20/2027	JPY	1,696,200,000	20,131,962
2.90%, 9/20/2019	JPY	400,000,000	4,702,480
1.70%, 9/20/2032	JPY	500,000,000	5,234,961
1.90%, 3/20/2029	JPY	404,300,000	4,523,471
1.90%, 9/20/2022	JPY	750,000,000	8,492,759
2.10%, 9/20/2029	JPY	457,750,000	5,227,871
2.10%, 9/20/2025	JPY	480,000,000	5,596,626
1.90%, 9/20/2030	JPY	231,000,000	2,539,479
2.20%, 3/20/2031	JPY	400,000,000	4,565,727
1.80%, 12/20/2031	JPY	535,000,000	5,727,976
1.90%, 12/20/2023	JPY	335,000,000	3,815,050
2.10%, 12/20/2030	JPY	150,000,000	1,691,806
1.70%, 12/20/2032	JPY	700,000,000	7,315,633
2.10%, 9/21/2021	JPY	650,000,000	7,427,468
1.80%, 9/20/2030	JPY	251,350,000	2,724,573
1.50%, 3/20/2033	JPY	260,000,000	2,623,776
1.70%, 9/20/2033	JPY	300,000,000	3,118,001
1.90%, 3/20/2031	JPY	55,000,000	601,868
1.80%, 9/20/2031	JPY	260,000,000	2,789,556
0.30%, 9/20/2018	JPY	500,000,000	5,110,517
2.10%, 9/20/2024	JPY	200,000,000	2,327,350
1.60%, 3/20/2032	JPY	20,000,000	207,132
Government of Japan 30 Year Bond:
2.30%, 3/20/2039	JPY	465,900,000	5,370,943
2.40%, 3/20/2037	JPY	460,700,000	5,390,516
1.80%, 9/20/2043	JPY	200,000,000	2,076,423
2.00%, 9/20/2040	JPY	332,200,000	3,616,780
2.20%, 3/20/2041	JPY	205,550,000	2,328,889
2.00%, 3/20/2042	JPY	100,000,000	1,087,476
2.30%, 3/20/2040	JPY	301,550,000	3,480,436
1.80%, 3/20/2043	JPY	200,000,000	2,078,804
2.50%, 9/20/2034	JPY	425,000,000	5,023,377
2.50%, 9/20/2035	JPY	540,000,000	6,401,051
1.90%, 9/20/2042	JPY	200,000,000	2,127,480
1.70%, 6/20/2033	JPY	310,000,000	3,228,056
Government of Japan 40 Year Bond 2.00%, 3/20/2052	JPY	550,000,000	5,943,105

			447,348,887

MEXICO — 3.7%
Mexican Bonos:
5.00%, 6/15/2017	MXN	101,000,000	7,806,549
6.00%, 6/18/2015	MXN	71,000,000	5,590,720
6.25%, 6/16/2016	MXN	44,000,000	3,518,763
6.50%, 6/10/2021	MXN	43,250,000	3,436,466
6.50%, 6/9/2022	MXN	125,000,000	9,831,763
7.50%, 6/3/2027	MXN	44,250,000	3,678,393
7.75%, 12/14/2017	MXN	12,000,000	1,017,638
7.75%, 5/29/2031	MXN	50,050,000	4,116,273
7.75%, 11/13/2042	MXN	33,050,000	2,668,120
8.00%, 12/17/2015	MXN	22,000,000	1,814,968
8.00%, 6/11/2020	MXN	22,000,000	1,902,095
8.50%, 5/31/2029	MXN	43,400,000	3,848,816
8.50%, 11/18/2038	MXN	30,000,000	2,629,366
9.50%, 12/18/2014	MXN	59,150,000	4,798,983
10.00%, 11/20/2036	MXN	41,500,000	4,152,330
United Mexican States:
7.25%, 12/15/2016	MXN	53,350,000	4,399,444
8.50%, 12/13/2018	MXN	27,250,000	2,398,414
10.00%, 12/5/2024	MXN	40,000,000	3,996,506

			71,605,607

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	4,500,000	6,140,708
1.25%, 1/15/2018 (a)	EUR	3,800,000	5,213,109
1.25%, 1/15/2019 (a)	EUR	2,500,000	3,392,621
1.75%, 7/15/2023 (a)	EUR	2,500,000	3,258,603
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,767,739
2.50%, 1/15/2017 (a)	EUR	4,400,000	6,315,464
2.50%, 1/15/2033 (a)	EUR	2,300,000	3,004,689
3.25%, 7/15/2015 (a)	EUR	7,900,000	11,262,967
3.25%, 7/15/2021 (a)	EUR	4,000,000	6,001,492
3.50%, 7/15/2020 (a)	EUR	5,880,000	8,958,626
3.75%, 1/15/2023 (a)	EUR	3,400,000	5,264,783
3.75%, 1/15/2042 (a)	EUR	3,200,000	5,149,209
4.00%, 7/15/2018 (a)	EUR	3,410,000	5,254,566
4.00%, 1/15/2037 (a)	EUR	3,170,000	5,200,540
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,621,136
5.50%, 1/15/2028 (a)	EUR	3,180,000	5,814,236
Netherlands Government Bond Zero Coupon, 4/15/2016 (a)(c)	EUR	1,200,000	1,607,406

			89,227,894

POLAND — 3.4%
Poland Government Bond:
Zero Coupon, 7/25/2015 (c)	PLN	5,000,000	1,516,659
2.50%, 7/25/2018	PLN	5,000,000	1,506,487
3.75%, 4/25/2018	PLN	21,000,000	6,715,089

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 10/25/2023	PLN	9,000,000	$2,772,513
4.75%, 10/25/2016	PLN	10,000,000	3,325,965
4.75%, 4/25/2017	PLN	16,600,000	5,521,368
5.00%, 4/25/2016	PLN	17,000,000	5,663,944
5.25%, 10/25/2017	PLN	16,100,000	5,450,996
5.25%, 10/25/2020	PLN	15,650,000	5,310,421
5.50%, 4/25/2015	PLN	19,000,000	6,312,029
5.50%, 10/25/2019	PLN	10,025,000	3,448,613
5.75%, 10/25/2021	PLN	20,350,000	7,128,856
5.75%, 9/23/2022	PLN	11,960,000	4,192,801
5.75%, 4/25/2029	PLN	6,700,000	2,378,774
6.25%, 10/24/2015	PLN	18,715,000	6,354,946

			67,599,461

SOUTH AFRICA — 3.4%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	58,500,000	4,389,469
6.50%, 2/28/2041	ZAR	32,500,000	2,430,617
6.75%, 3/31/2021	ZAR	55,500,000	5,311,456
7.00%, 2/28/2031	ZAR	55,000,000	4,695,938
7.25%, 1/15/2020	ZAR	81,785,000	8,116,290
7.75%, 2/28/2023	ZAR	88,000,000	8,795,934
8.00%, 12/21/2018	ZAR	59,500,000	6,165,592
8.25%, 9/15/2017	ZAR	68,000,000	7,090,041
8.50%, 1/31/2037	ZAR	40,000,000	3,827,408
8.75%, 2/28/2048	ZAR	30,000,000	2,908,141
10.50%, 12/21/2026	ZAR	57,600,000	6,886,416
10.50%, 12/21/2026	ZAR	6,000,000	717,335
13.50%, 9/15/2015	ZAR	39,025,000	4,398,604

			65,733,241

SPAIN — 4.6%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,500,000	2,066,822
3.00%, 4/30/2015	EUR	1,000,000	1,382,348
3.15%, 1/31/2016	EUR	3,660,000	5,080,331
3.25%, 4/30/2016	EUR	2,300,000	3,202,583
3.30%, 10/31/2014	EUR	1,800,000	2,489,201
3.30%, 7/30/2016	EUR	500,000	695,885
3.75%, 10/31/2015	EUR	1,250,000	1,754,856
3.80%, 1/31/2017	EUR	3,250,000	4,584,561
4.00%, 7/30/2015	EUR	2,800,000	3,936,525
4.00%, 4/30/2020	EUR	3,250,000	4,485,240
4.10%, 7/30/2018	EUR	2,100,000	2,987,216
4.20%, 1/31/2037	EUR	2,660,000	3,188,883
4.25%, 10/31/2016	EUR	2,750,000	3,930,443
4.30%, 10/31/2019	EUR	500,000	706,335
4.40%, 1/31/2015	EUR	4,500,000	6,335,755
4.40%, 10/31/2023 (a)	EUR	1,500,000	2,044,486
4.50%, 1/31/2018	EUR	1,500,000	2,164,699
4.60%, 7/30/2019	EUR	3,700,000	5,329,142
4.65%, 7/30/2025	EUR	2,700,000	3,712,344
4.70%, 7/30/2041	EUR	1,800,000	2,307,750
4.80%, 1/31/2024	EUR	1,300,000	1,824,469
4.85%, 10/31/2020	EUR	2,750,000	3,968,972
4.90%, 7/30/2040	EUR	1,000,000	1,320,622
5.50%, 7/30/2017	EUR	2,500,000	3,730,492
5.50%, 4/30/2021	EUR	3,000,000	4,498,520
5.75%, 7/30/2032	EUR	1,200,000	1,800,951
5.85%, 1/31/2022	EUR	3,300,000	5,010,330
5.90%, 7/30/2026	EUR	1,000,000	1,521,368
6.00%, 1/31/2029	EUR	2,200,000	3,356,242

			89,417,371

SWEDEN — 3.2%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	60,000,000	8,565,023
2.25%, 6/1/2032	SEK	12,000,000	1,699,127
3.00%, 7/12/2016	SEK	28,500,000	4,635,493
3.50%, 6/1/2022	SEK	52,320,000	8,898,318
3.50%, 3/30/2039	SEK	32,300,000	5,390,048
3.75%, 8/12/2017	SEK	50,635,000	8,529,220
4.25%, 3/12/2019	SEK	51,000,000	8,922,217
4.50%, 8/12/2015	SEK	56,000,000	9,253,571
5.00%, 12/1/2020	SEK	41,850,000	7,752,131

			63,645,148

UNITED KINGDOM — 12.1%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	7,500,000	12,043,107
1.25%, 7/22/2018	GBP	3,300,000	5,273,733
1.75%, 1/22/2017	GBP	3,700,000	6,143,309
1.75%, 9/7/2022	GBP	5,000,000	7,583,322
2.00%, 1/22/2016	GBP	4,500,000	7,514,149
2.25%, 9/7/2023	GBP	3,000,000	4,657,019
2.75%, 1/22/2015	GBP	4,800,000	8,008,703
3.25%, 1/22/2044	GBP	3,100,000	4,749,552
3.50%, 7/22/2068	GBP	2,100,000	3,398,256
3.75%, 9/7/2019	GBP	4,500,000	8,087,733
3.75%, 9/7/2020	GBP	4,300,000	7,730,506
3.75%, 9/7/2021	GBP	2,750,000	4,929,856
3.75%, 7/22/2052	GBP	3,400,000	5,787,091
4.00%, 9/7/2016	GBP	5,150,000	9,116,851
4.00%, 3/7/2022	GBP	3,900,000	7,098,798
4.00%, 1/22/2060	GBP	2,300,000	4,169,605
4.25%, 12/7/2027	GBP	4,350,000	7,989,743
4.25%, 6/7/2032	GBP	2,975,000	5,461,118
4.25%, 3/7/2036	GBP	1,500,000	2,757,338
4.25%, 9/7/2039	GBP	1,100,000	2,026,590
4.25%, 12/7/2040	GBP	3,200,000	5,894,509
4.25%, 12/7/2046	GBP	2,825,000	5,241,534
4.25%, 12/7/2049	GBP	2,700,000	5,047,866
4.25%, 12/7/2055	GBP	2,900,000	5,496,650
4.50%, 3/7/2019	GBP	4,200,000	7,802,449
4.50%, 9/7/2034	GBP	6,100,000	11,568,162
4.50%, 12/7/2042	GBP	2,825,000	5,435,643
4.75%, 9/7/2015	GBP	4,415,000	7,740,637
4.75%, 3/7/2020	GBP	4,600,000	8,726,482
4.75%, 12/7/2030	GBP	5,650,000	10,984,924
4.75%, 12/7/2038	GBP	3,914,000	7,771,551
5.00%, 3/7/2018	GBP	4,100,000	7,683,471
5.00%, 3/7/2025	GBP	3,000,000	5,889,738
6.00%, 12/7/2028	GBP	2,850,000	6,237,746
8.00%, 12/7/2015	GBP	1,000,000	1,883,944
8.00%, 6/7/2021	GBP	3,375,000	7,705,113
8.75%, 8/25/2017	GBP	1,000,000	2,085,695

			237,722,493

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,926,047,132)			1,934,170,765

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.1%
MONEY MARKET FUNDS — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,686,998	$1,686,998
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)(g)	387	387

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,687,385)		1,687,385

TOTAL INVESTMENTS — 98.4% (h)
(Cost $1,927,734,517)		1,935,858,150
OTHER ASSETS & LIABILITIES — 1.6%		32,310,543

NET ASSETS — 100.0%		$1,968,168,693

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.8% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.9%
AUSTRALIA — 4.0%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	400,000	$585,753
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	416,335
2.25%, 9/25/2020	EUR	200,000	272,728
3.25%, 9/25/2024	GBP	200,000	305,999
3.75%, 10/18/2017	AUD	200,000	183,764
4.30%, 9/25/2042	GBP	200,000	309,098
6.38%, 4/4/2016	EUR	200,000	307,950
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	200,000	296,287
4.38%, 2/25/2020	EUR	200,000	306,527
6.50%, 7/21/2015	AUD	400,000	396,545
National Australia Bank, Ltd.:
2.75%, 8/8/2022	EUR	150,000	203,784
3.50%, 1/23/2015	EUR	550,000	772,144
4.00%, 7/13/2020	EUR	220,000	330,696
4.75%, 7/15/2016	EUR	200,000	297,890
5.50%, 5/20/2015	EUR	300,000	437,582
6.00%, 2/15/2017	AUD	300,000	299,586
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	263,870
3.50%, 9/21/2022	EUR	200,000	290,863
4.25%, 3/23/2020	EUR	150,000	230,907
4.75%, 3/21/2017	EUR	200,000	304,548
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	300,879
4.25%, 9/22/2016	EUR	250,000	369,449
7.25%, 11/18/2016	AUD	500,000	516,177

			7,999,361

BELGIUM — 0.2%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	200,000	378,152

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	400,000	583,802

DENMARK — 0.6%
Carlsberg Breweries A/S 3.38%, 10/13/2017	EUR	200,000	290,605
Danske Bank A/S:
2.50%, 7/9/2015	EUR	200,000	278,178
3.88%, 5/18/2016	EUR	200,000	289,277
3.88%, 2/28/2017	EUR	200,000	291,599

			1,149,659

FRANCE — 13.6%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	350,000	585,180
AXA SA 4.50%, 1/23/2015	EUR	250,000	354,885
Banque Federative du Credit Mutuel:
1.63%, 1/11/2018	EUR	200,000	269,355
2.00%, 9/19/2019	EUR	200,000	266,028
2.63%, 2/24/2021	EUR	200,000	270,847
4.13%, 7/20/2020	EUR	300,000	447,620
4.38%, 5/31/2016	EUR	350,000	514,735
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	402,379
2.00%, 1/28/2019	EUR	200,000	271,745
2.50%, 8/23/2019	EUR	200,000	276,571
2.88%, 7/13/2015	EUR	300,000	420,882
2.88%, 11/27/2017	EUR	150,000	213,708
2.88%, 10/24/2022	EUR	300,000	407,675
2.88%, 9/26/2023	EUR	200,000	269,859
3.00%, 2/24/2017	EUR	200,000	285,823
3.50%, 3/7/2016	EUR	350,000	502,275
3.75%, 11/25/2020	EUR	400,000	590,302
4.13%, 1/14/2022	EUR	300,000	453,253
4.50%, 3/21/2023	EUR	300,000	464,640
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	219,595
4.25%, 7/22/2020	EUR	200,000	301,485
6.13%, 7/3/2015	EUR	300,000	443,212
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	266,122
1.88%, 12/19/2017	EUR	200,000	274,872
3.88%, 4/25/2021	EUR	200,000	293,613
4.00%, 4/9/2020	EUR	200,000	296,043
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	200,000	278,397
3.31%, 1/25/2023	EUR	200,000	266,344
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	100,000	142,112
4.75%, 4/11/2017	EUR	300,000	451,298
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	318,225
Credit Agricole SA/London:
1.75%, 3/12/2018 (a)	EUR	200,000	270,131
1.88%, 10/18/2017	EUR	100,000	136,952
3.00%, 7/20/2015	EUR	300,000	421,842
3.13%, 7/17/2023	EUR	300,000	411,750
3.63%, 3/8/2016	EUR	300,000	431,574
3.88%, 2/13/2019	EUR	200,000	295,394
5.13%, 4/18/2023 (a)	EUR	200,000	321,197
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	457,198
France Telecom SA:
3.00%, 6/15/2022	EUR	200,000	274,614
3.63%, 10/14/2015	EUR	200,000	285,944
3.88%, 4/9/2020	EUR	200,000	294,860
3.88%, 1/14/2021	EUR	300,000	442,079
4.75%, 2/21/2017	EUR	400,000	602,496
5.00%, 5/12/2016	GBP	100,000	174,772
5.63%, 5/22/2018	EUR	300,000	476,856
8.13%, 1/28/2033	EUR	300,000	605,167
GDF Suez:
1.50%, 2/1/2016	EUR	200,000	275,613
2.25%, 6/1/2018	EUR	150,000	211,163
2.75%, 10/18/2017	EUR	200,000	287,676
3.00%, 2/1/2023	EUR	200,000	282,028
3.50%, 10/18/2022	EUR	200,000	295,773
5.00%, 10/1/2060	GBP	250,000	433,915
5.63%, 1/18/2016	EUR	200,000	300,815
6.13%, 2/11/2021	GBP	150,000	291,333
6.38%, 1/18/2021	EUR	200,000	347,999

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	150,000	$257,374
HSBC France SA 1.88%, 1/16/2020	EUR	200,000	268,725
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	300,000	441,784
5.00%, 3/15/2017	EUR	200,000	302,062
Sanofi:
1.88%, 9/4/2020	EUR	200,000	270,276
3.13%, 10/10/2014	EUR	200,000	278,151
4.50%, 5/18/2016	EUR	300,000	445,376
Schneider Electric SA 4.00%, 8/11/2017	EUR	250,000	373,814
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	300,168
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	403,181
2.38%, 7/13/2015	EUR	200,000	278,027
2.38%, 2/28/2018	EUR	200,000	278,272
3.00%, 3/31/2015	EUR	200,000	279,585
3.13%, 9/21/2017	EUR	250,000	359,514
4.00%, 4/20/2016	EUR	200,000	291,029
4.25%, 7/13/2022	EUR	200,000	302,642
4.75%, 3/2/2021	EUR	300,000	465,132
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	317,957
Veolia Environnement SA 5.13%, 5/24/2022	EUR	150,000	238,370
Vinci SA 4.13%, 2/20/2017	EUR	200,000	295,763
Vivendi SA:
3.50%, 7/13/2015	EUR	200,000	282,645
4.13%, 7/18/2017	EUR	300,000	437,870
4.75%, 7/13/2021	EUR	200,000	298,797

			26,914,735

GERMANY — 4.2%
BASF SE 2.00%, 12/5/2022	EUR	300,000	396,513
Bertelsmann AG 4.75%, 9/26/2016	EUR	150,000	224,896
BPCE SA:
2.88%, 9/22/2015	EUR	350,000	491,595
3.75%, 7/21/2017	EUR	400,000	585,799
4.50%, 2/10/2022	EUR	200,000	308,625
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	288,292
3.88%, 3/22/2017 (a)	EUR	300,000	435,324
4.00%, 9/16/2020	EUR	150,000	219,408
4.75%, 1/26/2015	EUR	200,000	284,524
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	339,985
1.75%, 5/21/2015	EUR	200,000	275,682
4.13%, 1/19/2017	EUR	200,000	297,013
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	900,000	1,210,284
5.13%, 8/31/2017	EUR	500,000	775,336
Linde AG 1.75%, 9/17/2020	EUR	200,000	267,597
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	200,000	281,662
4.50%, 3/24/2020	EUR	300,000	468,839
Metro AG 7.63%, 3/5/2015	EUR	250,000	370,254
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	200,000	274,358
2.38%, 9/6/2022	EUR	200,000	267,958
2.75%, 7/13/2015	EUR	200,000	280,127

			8,344,071

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	200,000	279,634
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	350,000	522,165

			801,799

IRELAND — 2.9%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	300,000	402,664
1.25%, 10/15/2015	EUR	200,000	272,776
2.00%, 2/27/2015	EUR	400,000	551,069
2.25%, 7/20/2020	EUR	200,000	271,944
2.63%, 3/15/2023	EUR	200,000	267,454
2.88%, 9/17/2015	EUR	300,000	421,935
2.88%, 6/18/2019	EUR	300,000	425,161
3.75%, 4/4/2016	EUR	300,000	433,355
4.13%, 10/27/2016	EUR	300,000	441,822
4.25%, 3/1/2017	EUR	300,000	445,898
5.25%, 5/18/2015	EUR	450,000	652,757
5.38%, 1/16/2018	EUR	300,000	470,705
5.38%, 1/23/2020	EUR	300,000	481,845
6.00%, 1/15/2019	EUR	100,000	162,790

			5,702,175

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	282,351

ITALY — 7.4%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	350,000	507,757
Atlantia SpA:
3.38%, 9/18/2017	EUR	200,000	284,367
4.50%, 2/8/2019	EUR	200,000	296,053
5.63%, 5/6/2016	EUR	300,000	447,348
5.88%, 6/9/2024 (a)	EUR	200,000	326,051
Enel SpA 5.25%, 6/20/2017	EUR	250,000	372,470
ENI SpA:
3.25%, 7/10/2023	EUR	200,000	271,259
3.50%, 1/29/2018	EUR	150,000	218,060
4.00%, 6/29/2020	EUR	300,000	439,679
4.13%, 9/16/2019	EUR	300,000	445,012
4.25%, 2/3/2020	EUR	200,000	297,504
4.75%, 11/14/2017	EUR	200,000	304,505
5.00%, 1/28/2016	EUR	300,000	442,242
Intesa Sanpaolo SpA:
3.75%, 11/23/2016	EUR	300,000	415,496
4.00%, 11/9/2017	EUR	300,000	415,513
4.00%, 11/8/2018	EUR	300,000	413,593

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 1/14/2016	EUR	200,000	$280,009
4.13%, 9/19/2016	EUR	200,000	279,802
4.13%, 4/14/2020	EUR	200,000	275,986
4.38%, 10/15/2019	EUR	300,000	418,144
4.75%, 6/15/2017	EUR	250,000	356,442
4.88%, 7/10/2015	EUR	200,000	283,089
5.00%, 2/28/2017	EUR	200,000	287,205
Snam SpA:
2.38%, 6/30/2017	EUR	200,000	274,068
3.88%, 3/19/2018	EUR	300,000	430,912
4.38%, 7/11/2016	EUR	200,000	290,665
5.00%, 1/18/2019	EUR	150,000	225,846
5.25%, 9/19/2022	EUR	200,000	302,301
Telecom Italia SpA:
4.00%, 1/21/2020 (a)	EUR	200,000	255,115
4.50%, 9/20/2017	EUR	200,000	273,549
4.88%, 9/25/2020	EUR	300,000	396,028
5.13%, 1/25/2016	EUR	200,000	282,851
5.25%, 2/10/2022	EUR	200,000	265,731
5.38%, 1/29/2019	EUR	200,000	274,995
6.38%, 6/24/2019	GBP	150,000	249,343
7.00%, 1/20/2017	EUR	200,000	295,198
7.38%, 12/15/2017	GBP	200,000	351,847
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	436,073
4.75%, 3/15/2021	EUR	250,000	379,807
UniCredit SpA:
3.38%, 1/11/2018	EUR	200,000	270,595
3.63%, 1/24/2019	EUR	300,000	401,363
4.38%, 9/11/2015	EUR	300,000	423,366
4.88%, 3/7/2017	EUR	300,000	428,309

			14,585,548

JAPAN — 0.5%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	1,032,226

LUXEMBOURG — 0.8%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	442,600
5.25%, 3/22/2017	EUR	250,000	374,048
Novartis Finance SA 4.25%, 6/15/2016	EUR	300,000	444,391
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	200,000	293,618

			1,554,657

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	273,018
3.75%, 6/28/2017	EUR	150,000	219,182
4.13%, 10/25/2019	EUR	200,000	295,886
4.38%, 8/7/2041	GBP	200,000	291,890

			1,079,976

NETHERLANDS — 23.8%
ABB Finance BV 2.63%, 3/26/2019	EUR	200,000	283,201
ABN Amro Bank NV:
2.50%, 11/29/2023	EUR	200,000	258,208
3.63%, 10/6/2017	EUR	200,000	292,150
4.13%, 3/28/2022	EUR	250,000	373,649
4.25%, 4/11/2016	EUR	300,000	437,062
4.75%, 1/11/2019	EUR	200,000	307,850
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	200,000	295,434
4.00%, 11/23/2016	EUR	350,000	518,924
4.50%, 3/13/2043	GBP	200,000	326,605
4.75%, 7/22/2019	EUR	300,000	472,584
BASF Finance Europe NV 5.13%, 6/9/2015	EUR	350,000	510,312
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	338,782
2.13%, 1/13/2015	EUR	200,000	276,185
3.25%, 1/28/2016	EUR	200,000	285,918
3.25%, 1/14/2019	EUR	200,000	292,418
3.38%, 12/14/2018	GBP	150,000	256,165
3.63%, 1/29/2018	EUR	200,000	296,542
3.88%, 1/18/2017	EUR	400,000	589,331
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.38%, 5/22/2023	EUR	200,000	262,771
3.00%, 2/16/2015 (a)	EUR	650,000	909,838
3.38%, 1/18/2016	EUR	500,000	715,460
3.38%, 4/21/2017	EUR	400,000	581,480
3.50%, 10/17/2018	EUR	300,000	441,856
3.88%, 4/20/2016	EUR	680,000	987,201
4.00%, 9/10/2015	GBP	250,000	425,285
4.00%, 1/11/2022	EUR	600,000	898,283
4.13%, 1/14/2020	EUR	600,000	907,022
4.13%, 1/12/2021	EUR	350,000	529,092
4.13%, 7/14/2025	EUR	750,000	1,128,995
4.25%, 1/16/2017	EUR	600,000	892,246
4.38%, 5/5/2016	EUR	500,000	735,183
4.38%, 6/7/2021	EUR	200,000	307,365
4.75%, 1/15/2018	EUR	700,000	1,076,336
4.75%, 6/6/2022	EUR	300,000	473,706
6.50%, 4/20/2015	AUD	250,000	244,915
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	200,000	267,807
4.00%, 1/19/2015	EUR	300,000	423,606
4.25%, 7/13/2022	EUR	250,000	379,078
5.75%, 4/14/2015	EUR	300,000	437,120
6.00%, 1/20/2017	EUR	400,000	625,606
6.50%, 4/8/2022	GBP	200,000	391,012
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	250,000	368,077
5.50%, 1/19/2016	EUR	400,000	598,581
5.50%, 10/2/2017	EUR	500,000	789,973
5.75%, 5/7/2020	EUR	200,000	335,456
5.88%, 10/30/2037	GBP	200,000	386,907
6.00%, 10/30/2019	GBP	200,000	382,619
6.38%, 6/7/2032	GBP	200,000	403,010
6.75%, 1/27/2039	GBP	100,000	214,797
EADS Finance BV 4.63%, 8/12/2016	EUR	250,000	373,920
Enel Finance International NV:
3.63%, 4/17/2018	EUR	200,000	282,422
4.00%, 9/14/2016	EUR	350,000	500,931
4.13%, 7/12/2017	EUR	200,000	287,448
4.63%, 6/24/2015	EUR	200,000	285,390

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.88%, 3/11/2020	EUR	200,000	$292,551
4.88%, 4/17/2023 (a)	EUR	400,000	567,569
5.00%, 9/14/2022	EUR	450,000	654,292
5.63%, 8/14/2024	GBP	150,000	243,231
5.75%, 10/24/2018 (b)	EUR	200,000	307,692
5.75%, 9/14/2040	GBP	200,000	286,227
Fortis Bank Nederland NV 4.00%, 2/3/2015	EUR	500,000	705,543
Heineken NV 2.13%, 8/4/2020	EUR	200,000	268,700
HIT Finance BV:
4.88%, 10/27/2021 (a)	EUR	250,000	370,926
5.75%, 3/9/2018	EUR	300,000	464,862
Iberdrola International BV:
3.50%, 2/1/2021	EUR	200,000	274,455
4.25%, 10/11/2018	EUR	200,000	293,074
4.50%, 9/21/2017	EUR	200,000	294,713
ING Bank NV:
1.88%, 2/27/2018	EUR	400,000	543,568
2.13%, 7/10/2015	EUR	300,000	415,159
3.38%, 3/3/2015	EUR	400,000	561,115
3.88%, 5/24/2016	EUR	300,000	434,535
4.25%, 1/13/2017	EUR	300,000	442,745
4.50%, 2/21/2022	EUR	400,000	612,276
ING Groep NV 4.75%, 5/31/2017	EUR	350,000	526,699
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	250,000	352,888
4.50%, 3/27/2017	EUR	200,000	297,438
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	250,000	358,941
4.00%, 6/22/2015	EUR	200,000	284,711
4.75%, 1/17/2017	EUR	150,000	223,799
5.75%, 9/17/2029	GBP	150,000	266,520
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	305,844
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	200,000	283,565
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	300,000	391,167
3.63%, 10/7/2021	EUR	300,000	407,488
4.63%, 10/8/2014	EUR	150,000	210,376
4.88%, 2/19/2019	EUR	200,000	297,331
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	564,039
RWE Finance BV:
5.00%, 2/10/2015	EUR	250,000	358,278
5.00%, 2/10/2015	EUR	200,000	286,622
6.13%, 7/6/2039	GBP	200,000	379,746
6.25%, 6/3/2030	GBP	150,000	283,769
6.50%, 8/10/2021	EUR	200,000	346,184
6.63%, 1/31/2019	EUR	150,000	249,978
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	282,786
Shell International Finance BV:
4.38%, 5/14/2018	EUR	500,000	772,828
4.50%, 2/9/2016	EUR	300,000	443,165
4.63%, 5/22/2017	EUR	250,000	382,786
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	265,874
1.75%, 3/12/2021	EUR	250,000	332,453
2.88%, 3/10/2028	EUR	300,000	402,493
5.13%, 2/20/2017	EUR	350,000	539,396
5.63%, 6/11/2018	EUR	250,000	404,041
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	200,000	270,566
1.88%, 5/15/2017	EUR	300,000	416,490
2.00%, 1/14/2020	EUR	300,000	405,195
2.00%, 3/26/2021	EUR	200,000	265,246
2.13%, 1/19/2015	EUR	400,000	551,629
3.25%, 1/21/2019	EUR	250,000	364,296
3.50%, 2/2/2015	EUR	200,000	280,830
7.00%, 2/9/2016	EUR	200,000	308,938

			47,059,742

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	372,281
4.25%, 1/18/2022	EUR	200,000	302,222
4.38%, 2/24/2021	EUR	300,000	456,968

			1,131,471

SPAIN — 5.8%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	150,000	219,350
5.13%, 6/12/2017	EUR	50,000	74,637
5.13%, 6/12/2017	EUR	200,000	298,547
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	200,000	277,196
3.25%, 3/21/2016	EUR	300,000	416,313
3.63%, 10/3/2014	EUR	200,000	277,442
3.75%, 1/17/2018	EUR	300,000	419,498
3.88%, 8/6/2015	EUR	250,000	350,629
4.38%, 9/21/2015	EUR	300,000	425,500
CaixaBank 3.13%, 5/14/2018	EUR	200,000	270,740
Criteria Caixacorp SA:
3.25%, 1/22/2016	EUR	300,000	415,547
4.13%, 11/20/2014	EUR	100,000	139,514
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	200,000	291,796
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	361,296
Santander International Debt SAU:
3.38%, 12/1/2015	EUR	200,000	279,130
3.50%, 3/10/2015	EUR	200,000	278,117
4.00%, 3/27/2017	EUR	300,000	427,407
4.00%, 1/24/2020	EUR	200,000	284,654
4.13%, 10/4/2017	EUR	150,000	216,403
4.50%, 5/18/2015	EUR	200,000	282,833
4.63%, 3/21/2016	EUR	600,000	859,320
Telefonica Emisiones SAU:
3.66%, 9/18/2017	EUR	350,000	492,170
3.96%, 3/26/2021	EUR	200,000	270,172
3.99%, 1/23/2023	EUR	400,000	525,458
4.38%, 2/2/2016	EUR	300,000	428,496
4.69%, 11/11/2019	EUR	400,000	576,222

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.71%, 1/20/2020	EUR	200,000	$286,487
4.75%, 2/7/2017	EUR	200,000	290,504
4.80%, 2/21/2018	EUR	300,000	439,371
5.38%, 2/2/2018	GBP	100,000	172,076
5.50%, 4/1/2016	EUR	400,000	585,882
5.60%, 3/12/2020	GBP	100,000	169,916
5.81%, 9/5/2017	EUR	200,000	302,307

			11,404,930

SWEDEN — 3.8%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	403,504
2.25%, 10/5/2017	EUR	200,000	280,081
2.75%, 8/11/2015	EUR	300,000	421,906
3.25%, 7/5/2022	EUR	200,000	285,597
3.63%, 2/11/2016	EUR	200,000	287,924
3.75%, 2/24/2017	EUR	300,000	439,834
3.88%, 12/15/2015	GBP	100,000	170,913
4.00%, 7/11/2019	EUR	300,000	451,662
4.00%, 6/29/2020	EUR	250,000	377,497
Skandinaviska Enskilda Banken AB 1.88%, 11/14/2019	EUR	200,000	268,410
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	300,000	412,237
2.25%, 6/14/2018	EUR	300,000	417,662
2.25%, 8/27/2020	EUR	200,000	271,960
2.63%, 8/23/2022	EUR	200,000	272,079
3.38%, 7/17/2017	EUR	200,000	290,497
3.63%, 2/16/2016	EUR	200,000	288,050
3.75%, 2/24/2017	EUR	300,000	439,662
4.38%, 10/20/2021	EUR	200,000	309,640
Swedbank AB:
1.75%, 6/18/2015	EUR	300,000	413,198
2.38%, 4/4/2016	EUR	200,000	280,244
3.38%, 2/9/2017	EUR	200,000	288,825
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	380,222

			7,451,604

SWITZERLAND — 0.9%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	160,000	201,272
UBS AG/London:
3.13%, 1/18/2016	EUR	200,000	284,061
3.50%, 7/15/2015	EUR	200,000	283,918
6.00%, 4/18/2018	EUR	300,000	485,284
6.63%, 4/11/2018	GBP	250,000	479,331

			1,733,866

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	200,000	271,878
2.63%, 11/19/2018	EUR	200,000	270,772

			542,650

UNITED KINGDOM — 11.6%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	100,000	135,223
3.38%, 10/20/2015	EUR	250,000	354,169
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	200,000	291,039
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	350,000	492,644
4.00%, 1/20/2017	EUR	450,000	663,411
4.13%, 3/15/2016	EUR	300,000	436,400
4.88%, 8/13/2019	EUR	250,000	392,385
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	300,000	467,442
5.88%, 3/12/2015	EUR	250,000	363,638
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	432,186
5.00%, 11/4/2036	GBP	200,000	344,188
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	300,000	418,205
2.99%, 2/18/2019	EUR	300,000	431,871
3.10%, 10/7/2014	EUR	100,000	138,888
3.83%, 10/6/2017	EUR	250,000	371,378
4.33%, 12/10/2018	GBP	100,000	177,646
British Telecommunications PLC:
6.50%, 7/7/2015	EUR	300,000	446,833
8.50%, 12/7/2016	GBP	50,000	97,019
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	329,117
7.00%, 9/19/2033	GBP	150,000	325,299
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	350,000	492,942
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	450,000	660,932
4.75%, 8/5/2019	EUR	550,000	859,169
5.13%, 9/18/2017	EUR	400,000	619,588
Diageo Finance PLC 6.63%, 12/5/2014	EUR	150,000	217,738
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	350,000	500,811
4.25%, 12/18/2045	GBP	100,000	157,256
5.25%, 12/19/2033	GBP	200,000	372,280
5.25%, 4/10/2042	GBP	200,000	368,973
5.63%, 12/13/2017	EUR	250,000	399,719
6.38%, 3/9/2039	GBP	200,000	424,950
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	200,000	289,621
3.75%, 11/30/2016	EUR	250,000	366,750
3.88%, 10/24/2018	EUR	300,000	450,896
4.00%, 1/15/2021	EUR	200,000	303,675
6.75%, 3/12/2015	AUD	100,000	97,912
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	200,000	315,962
9.00%, 2/17/2022	GBP	250,000	547,952
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	200,000	300,077
5.38%, 9/3/2019	EUR	200,000	319,535
6.38%, 6/17/2016	EUR	400,000	617,083
6.50%, 9/17/2040	GBP	150,000	302,111
Nationwide Building Society:
3.13%, 4/3/2017	EUR	200,000	286,223
3.75%, 1/20/2015	EUR	200,000	280,718
5.63%, 9/9/2019	GBP	150,000	277,864
SABMiller PLC 4.50%, 1/20/2015	EUR	200,000	283,533
Standard Chartered Bank 4.38%, 1/18/2038	GBP	200,000	308,762

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Standard Chartered PLC:
1.75%, 10/29/2017	EUR	300,000	$408,844
3.63%, 12/15/2015	EUR	300,000	428,918
3.88%, 10/20/2016	EUR	200,000	291,821
4.13%, 1/18/2019	EUR	100,000	149,558
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	385,317
6.13%, 2/24/2022	GBP	150,000	282,933
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	263,751
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	250,000	374,894
5.38%, 9/30/2019	EUR	400,000	628,105
5.50%, 3/23/2020	EUR	200,000	317,211
7.50%, 4/29/2024	GBP	200,000	410,622
Vodafone Group PLC:
4.65%, 1/20/2022	EUR	300,000	474,429
6.25%, 1/15/2016	EUR	300,000	456,098
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	180,887
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	374,080

			22,959,481

UNITED STATES — 15.6%
American Express Credit Corp. 5.38%, 10/1/2014	GBP	150,000	252,991
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	150,981
AT&T, Inc.:
1.88%, 12/4/2020	EUR	200,000	261,970
2.50%, 3/15/2023	EUR	200,000	260,961
3.55%, 12/17/2032	EUR	300,000	386,301
4.25%, 6/1/2043	GBP	200,000	287,344
4.88%, 6/1/2044	GBP	200,000	317,856
5.88%, 4/28/2017	GBP	100,000	183,073
5.88%, 4/28/2017	GBP	50,000	91,537
6.13%, 4/2/2015	EUR	100,000	146,382
6.13%, 4/2/2015	EUR	150,000	219,572
7.00%, 4/30/2040	GBP	250,000	527,697
Bank of America Corp.:
2.50%, 7/27/2020	EUR	350,000	471,709
4.63%, 8/7/2017	EUR	400,000	599,562
4.75%, 4/3/2017	EUR	350,000	524,292
6.13%, 9/15/2021	GBP	100,000	189,629
7.00%, 6/15/2016	EUR	300,000	467,423
7.00%, 7/31/2028	GBP	250,000	514,015
BMW US Capital LLC:
1.00%, 7/18/2017	EUR	200,000	268,150
5.00%, 5/28/2015	EUR	450,000	652,174
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	300,000	425,139
4.00%, 11/26/2015	EUR	200,000	288,069
4.38%, 1/30/2017	EUR	300,000	446,659
5.00%, 8/2/2019	EUR	450,000	700,819
7.38%, 9/4/2019	EUR	350,000	605,156
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	298,746
GE Capital European Funding 1.63%, 3/15/2018	EUR	200,000	273,036
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	150,000	269,927
5.88%, 5/13/2041	GBP	200,000	383,975
6.45%, 12/10/2031	GBP	150,000	300,437
6.75%, 12/3/2026	GBP	150,000	307,876
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	200,000	285,533
4.88%, 5/30/2017	EUR	200,000	304,965
4.88%, 5/30/2017	EUR	100,000	152,483
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	132,638
1.38%, 11/19/2019	EUR	100,000	132,638
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	241,772
4.75%, 11/6/2019	EUR	100,000	161,181
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	300,000	400,522
2.75%, 8/24/2022	EUR	300,000	408,828
2.75%, 2/1/2023	EUR	200,000	270,443
3.75%, 6/15/2016	EUR	200,000	290,022
3.88%, 9/23/2020	EUR	300,000	447,082
5.25%, 1/14/2015	EUR	250,000	358,047
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	200,000	283,942
Merrill Lynch & Co., Inc. 7.75%, 4/30/2018	GBP	200,000	392,200
Morgan Stanley:
2.25%, 3/12/2018	EUR	200,000	273,050
3.75%, 9/21/2017	EUR	200,000	289,382
4.00%, 11/17/2015	EUR	300,000	428,560
4.38%, 10/12/2016	EUR	200,000	292,270
4.50%, 10/29/2014	EUR	200,000	281,125
4.50%, 2/23/2016	EUR	450,000	651,510
5.38%, 8/10/2020	EUR	300,000	469,724
5.50%, 10/2/2017	EUR	200,000	306,806
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	271,976
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	500,000	747,640
5.75%, 6/3/2021	EUR	350,000	593,563
6.50%, 6/3/2038	GBP	250,000	544,261
Philip Morris International, Inc. 1.75%, 3/19/2020	EUR	200,000	266,669
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	200,000	344,683
5.63%, 3/4/2016	EUR	300,000	454,056
6.50%, 3/4/2021	EUR	350,000	619,462
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	200,000	268,591
The Goldman Sachs Group, Inc.:
2.63%, 8/19/2020	EUR	300,000	406,592
3.25%, 2/1/2023	EUR	200,000	273,164
4.00%, 2/2/2015	EUR	430,000	605,062
4.38%, 3/16/2017	EUR	250,000	368,487

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.50%, 5/9/2016	EUR	300,000	$438,232
4.50%, 1/30/2017	EUR	200,000	295,844
5.13%, 10/16/2014	EUR	200,000	282,734
5.13%, 10/16/2014	EUR	50,000	70,684
5.13%, 10/23/2019	EUR	200,000	312,712
6.38%, 5/2/2018	EUR	150,000	241,798
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	200,000	265,538
4.88%, 5/11/2027	EUR	150,000	246,955
5.13%, 10/24/2017	EUR	250,000	394,024
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	200,000	272,567
1.80%, 7/23/2020	EUR	200,000	268,251
6.63%, 2/3/2016	EUR	200,000	307,904
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	328,353
4.88%, 1/19/2039	GBP	250,000	449,456
5.25%, 9/28/2035	GBP	150,000	281,554
5.63%, 3/27/2034	GBP	250,000	491,880
Wells Fargo & Co.:
2.25%, 9/3/2020	EUR	200,000	271,937
2.25%, 5/2/2023	EUR	200,000	261,876
2.63%, 8/16/2022	EUR	350,000	476,933
4.13%, 11/3/2016	EUR	150,000	221,590
4.13%, 11/3/2016	EUR	50,000	73,863
4.63%, 11/2/2035	GBP	200,000	334,140
Zurich Finance USA, Inc.:
4.50%, 9/17/2014	EUR	50,000	70,244
4.50%, 9/17/2014	EUR	150,000	210,732

			30,962,188

TOTAL CORPORATE BONDS & NOTES —
(Cost $186,487,962)			193,654,444

	Shares
SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		1,498,575	1,498,575
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)		60,300	60,300

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $1,558,875)			1,558,875

TOTAL INVESTMENTS — 98.7% (g)
(Cost $188,046,837)			195,213,319
OTHER ASSETS & LIABILITIES — 1.3%			2,592,548

NET ASSETS — 100.0%			$197,805,867

(a)	A portion of the security was on loan at September 30, 2013.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of September 30, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments.)

At September 30, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

10/7/2013	89,000,000	JPY	667,175	EUR	$(3,900)	Westpac Banking Corp.
10/7/2013	122,000,000	JPY	915,690	EUR	(3,809)	Barclays Bank PLC
10/7/2013	1,623,013	EUR	211,000,000	JPY	(46,638)	Royal Bank of Scotland PLC
11/8/2013	915,772	EUR	122,000,000	JPY	3,832	Barclays Bank PLC

					$(50,515)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 12.5%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2015 (a)	BRL	5,710,000	$2,267,478
Zero Coupon, 4/1/2015 (a)	BRL	850,000	328,561
Zero Coupon, 7/1/2015 (a)	BRL	6,500,000	2,441,326
Zero Coupon, 1/1/2016 (a)	BRL	6,160,000	2,179,584
Zero Coupon, 7/1/2016 (a)	BRL	10,390,000	3,466,518
Zero Coupon, 1/1/2017 (a)	BRL	2,500,000	788,322
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2015	BRL	4,025,000	1,802,115
10.00%, 1/1/2017	BRL	5,340,000	2,316,431
10.00%, 1/1/2018	BRL	1,940,000	830,900
10.00%, 1/1/2019	BRL	450,000	190,065
10.00%, 1/1/2021	BRL	2,280,000	947,984
10.00%, 1/1/2023	BRL	2,580,000	1,054,413
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	142,057
10.25%, 1/10/2028 (b)	BRL	500,000	224,052
12.50%, 1/5/2016	BRL	250,000	120,729
12.50%, 1/5/2022	BRL	250,000	128,984

			19,229,519

CHILE — 1.5%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	145,000,000	300,040
6.00%, 2/1/2016	CLP	130,000,000	266,470
6.00%, 8/1/2016	CLP	140,000,000	288,915
6.00%, 1/1/2017	CLP	25,000,000	51,870
6.00%, 6/1/2017	CLP	50,000,000	104,594
6.00%, 3/1/2018	CLP	80,000,000	165,523
6.00%, 6/1/2018	CLP	50,000,000	105,151
6.00%, 2/1/2021	CLP	110,000,000	231,638
6.00%, 3/1/2022	CLP	150,000,000	315,870
6.00%, 3/1/2023	CLP	80,000,000	169,274
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	94,546
5.50%, 8/5/2020	CLP	100,000,000	201,162

			2,295,053

COLOMBIA — 4.5%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	228,000,000	107,966
7.75%, 4/14/2021	COP	490,000,000	290,509
9.85%, 6/28/2027	COP	255,000,000	174,633
12.00%, 10/22/2015	COP	95,000,000	56,911
12.00%, 10/22/2015	COP	105,000,000	62,902
Colombian TES:
7.00%, 5/4/2022	COP	2,500,000,000	1,317,867
7.25%, 6/15/2016	COP	2,250,000,000	1,231,534
7.50%, 8/26/2026	COP	1,000,000,000	523,003
8.00%, 10/28/2015	COP	1,240,000,000	688,658
10.00%, 7/24/2024	COP	500,000,000	325,788
11.00%, 7/24/2020	COP	1,500,000,000	956,040
11.25%, 10/24/2018	COP	1,000,000,000	628,180
13.50%, 9/12/2014	COP	1,000,000,000	568,751

			6,932,742

CZECH REPUBLIC — 4.0%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	4,800,000	251,791
1.50%, 10/29/2019	CZK	5,000,000	259,968
2.50%, 8/25/2028	CZK	1,000,000	49,537
3.40%, 9/1/2015	CZK	10,600,000	590,606
3.75%, 9/12/2020	CZK	11,000,000	647,146
3.85%, 9/29/2021	CZK	14,600,000	866,234
4.00%, 4/11/2017	CZK	8,000,000	467,622
4.20%, 12/4/2036	CZK	6,400,000	382,075
4.60%, 8/18/2018	CZK	6,400,000	391,165
4.70%, 9/12/2022	CZK	16,700,000	1,051,439
5.00%, 4/11/2019	CZK	9,600,000	600,633
5.70%, 5/25/2024	CZK	1,500,000	103,317
6.95%, 1/26/2016	CZK	7,900,000	478,190

			6,139,723

HUNGARY — 3.0%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	152,000,000	710,454
5.50%, 12/22/2016	HUF	106,000,000	495,748
5.50%, 12/20/2018	HUF	60,000,000	277,613
6.00%, 11/24/2023	HUF	89,000,000	409,643
6.50%, 6/24/2019	HUF	90,000,000	434,413
6.75%, 2/24/2017	HUF	130,000,000	628,101
6.75%, 11/24/2017	HUF	47,000,000	228,372
7.00%, 6/24/2022	HUF	49,000,000	240,441
7.50%, 11/12/2020	HUF	94,200,000	479,695
7.75%, 8/24/2015	HUF	45,000,000	218,036
8.00%, 2/12/2015	HUF	94,500,000	453,132

			4,575,648

INDONESIA — 4.6%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	3,900,000,000	303,212
5.63%, 5/15/2023	IDR	8,965,000,000	626,882
6.13%, 5/15/2028	IDR	4,000,000,000	271,514
6.25%, 4/15/2017	IDR	1,500,000,000	123,208
6.38%, 4/15/2042	IDR	3,000,000,000	190,411
6.63%, 5/15/2033	IDR	8,000,000,000	547,100
7.00%, 5/15/2022	IDR	4,190,000,000	326,649
7.00%, 5/15/2027	IDR	2,300,000,000	169,772
7.38%, 9/15/2016	IDR	1,735,000,000	148,747
8.25%, 7/15/2021	IDR	4,340,000,000	368,224
8.25%, 6/15/2032	IDR	5,010,000,000	401,824
8.38%, 3/15/2024	IDR	7,300,000,000	615,930
8.38%, 9/15/2026	IDR	500,000,000	41,521
8.38%, 3/15/2034	IDR	3,500,000,000	287,421
9.50%, 6/15/2015	IDR	8,270,000,000	738,974
9.50%, 7/15/2031	IDR	580,000,000	52,076
9.50%, 5/15/2041	IDR	2,000,000,000	177,974
9.75%, 5/15/2037	IDR	1,250,000,000	114,120
10.00%, 9/15/2024	IDR	1,000,000,000	93,614
10.00%, 2/15/2028	IDR	1,400,000,000	131,177
10.50%, 8/15/2030	IDR	2,600,000,000	253,076
10.75%, 5/15/2016	IDR	700,000,000	65,133
11.00%, 11/15/2020	IDR	4,250,000,000	418,710
11.00%, 9/15/2025	IDR	2,950,000,000	294,872
11.50%, 9/15/2019	IDR	680,000,000	67,540
12.80%, 6/15/2021	IDR	2,150,000,000	230,042

			7,059,723

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

ISRAEL — 4.1%
Israel Government Bond — Fixed:
4.00%, 1/31/2018	ILS	2,000,000	$606,676
4.25%, 8/31/2016	ILS	1,300,000	395,152
4.25%, 3/31/2023	ILS	1,700,000	500,442
4.50%, 1/30/2015	ILS	1,310,000	388,000
5.00%, 1/31/2020	ILS	2,400,000	759,078
5.50%, 2/28/2017	ILS	2,950,000	934,531
5.50%, 1/31/2022	ILS	1,820,000	588,111
5.50%, 1/31/2042	ILS	750,000	222,827
6.00%, 2/28/2019	ILS	1,550,000	514,216
6.25%, 10/30/2026	ILS	2,030,000	690,428
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	2,100,000	664,023

			6,263,484

MALAYSIA — 4.5%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	600,000	183,027
3.20%, 10/15/2015	MYR	1,860,000	570,337
3.26%, 3/1/2018	MYR	400,000	121,208
3.31%, 10/31/2017	MYR	1,210,000	368,399
3.42%, 8/15/2022	MYR	1,000,000	298,230
3.48%, 3/15/2023	MYR	360,000	107,770
3.49%, 3/31/2020	MYR	750,000	227,034
3.50%, 5/31/2027	MYR	600,000	171,489
3.58%, 9/28/2018	MYR	1,500,000	459,326
3.73%, 6/15/2028	MYR	240,000	69,885
3.74%, 2/27/2015	MYR	1,125,000	347,999
3.84%, 4/15/2033	MYR	500,000	142,764
3.89%, 7/31/2020	MYR	1,330,000	412,062
3.89%, 3/15/2027	MYR	600,000	179,119
4.01%, 9/15/2017	MYR	970,000	302,363
4.13%, 4/15/2032	MYR	300,000	88,638
4.16%, 7/15/2021	MYR	3,390,000	1,066,800
4.23%, 6/30/2031	MYR	200,000	61,269
4.26%, 9/15/2016	MYR	3,210,000	1,007,636
4.38%, 11/29/2019	MYR	840,000	267,454
4.39%, 4/15/2026	MYR	1,200,000	379,761
4.50%, 4/15/2030	MYR	100,000	31,238

			6,863,808

MEXICO — 9.5%
Mexican Bonos:
5.00%, 6/15/2017	MXN	17,900,000	1,383,537
6.00%, 6/18/2015	MXN	14,100,000	1,110,270
6.25%, 6/16/2016	MXN	18,700,000	1,495,474
6.50%, 6/10/2021	MXN	3,500,000	278,096
6.50%, 6/9/2022	MXN	12,800,000	1,006,773
7.50%, 6/3/2027	MXN	21,920,000	1,822,155
7.75%, 12/14/2017	MXN	9,800,000	831,071
7.75%, 5/29/2031	MXN	13,000,000	1,069,162
7.75%, 11/13/2042	MXN	9,100,000	734,641
8.00%, 6/11/2020	MXN	5,400,000	466,878
8.00%, 12/7/2023	MXN	8,500,000	738,130
8.50%, 5/31/2029	MXN	8,250,000	731,630
8.50%, 11/18/2038	MXN	2,000,000	175,291
9.50%, 12/18/2014	MXN	8,800,000	713,965
10.00%, 11/20/2036	MXN	5,300,000	530,298
United Mexican States:
7.00%, 6/19/2014	MXN	1,100,000	85,471
7.25%, 12/15/2016	MXN	7,300,000	601,986
8.50%, 12/13/2018	MXN	9,500,000	836,144

			14,610,972

NIGERIA — 1.9%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	132,000,000	712,334
7.00%, 10/23/2019	NGN	127,000,000	585,434
10.00%, 7/23/2030	NGN	95,000,000	455,330
10.70%, 5/30/2018	NGN	62,600,000	353,009
15.10%, 4/27/2017	NGN	29,000,000	188,181
16.39%, 1/27/2022	NGN	95,000,000	677,614

			2,971,902

PERU — 1.8%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,090,000	416,879
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	1,040,000	384,909
6.90%, 8/12/2037	PEN	400,000	150,046
7.84%, 8/12/2020	PEN	1,960,000	815,937
8.20%, 8/12/2026	PEN	1,660,000	725,554
8.60%, 8/12/2017	PEN	400,000	166,933
9.91%, 5/5/2015	PEN	115,000	45,152

			2,705,410

PHILIPPINES — 4.2%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	19,900,000	496,646
5.75%, 11/24/2021	PHP	9,000,000	237,588
5.88%, 1/31/2018	PHP	15,400,000	394,305
5.88%, 12/16/2020	PHP	18,900,000	495,564
6.13%, 10/24/2037	PHP	18,000,000	440,260
6.38%, 1/19/2022	PHP	35,200,000	967,188
7.00%, 1/27/2016	PHP	18,300,000	462,881
7.00%, 3/31/2017	PHP	6,000,000	156,732
7.38%, 3/3/2021	PHP	10,000,000	285,535
7.75%, 2/18/2020	PHP	4,100,000	117,086
7.88%, 2/19/2019	PHP	5,000,000	141,223
8.00%, 7/19/2031	PHP	27,787,338	861,878
8.13%, 12/16/2035	PHP	34,200,000	1,078,753
8.38%, 5/22/2015	PHP	1,800,000	45,490
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	258,383

			6,439,512

POLAND — 7.8%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	4,200,000	1,273,993
2.50%, 7/25/2018	PLN	2,000,000	602,595
3.75%, 4/25/2018	PLN	1,850,000	591,567
4.00%, 10/25/2023	PLN	2,200,000	677,725
4.75%, 10/25/2016	PLN	2,100,000	698,453
4.75%, 4/25/2017	PLN	2,550,000	848,162
5.00%, 4/25/2016	PLN	3,600,000	1,199,423
5.25%, 10/25/2017	PLN	2,100,000	711,000
5.25%, 10/25/2020	PLN	3,940,000	1,336,937
5.50%, 4/25/2015	PLN	1,390,000	461,775
5.50%, 10/25/2019	PLN	2,850,000	980,404

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 10/25/2021	PLN	1,800,000	$630,562
5.75%, 9/23/2022	PLN	2,300,000	806,308
5.75%, 4/25/2029	PLN	1,130,000	401,196
6.25%, 10/24/2015	PLN	2,100,000	713,085

			11,933,185

ROMANIA — 2.0%
Romania Government Bond:
5.60%, 11/28/2018	RON	1,200,000	380,003
5.75%, 1/27/2016	RON	4,200,000	1,314,564
5.85%, 4/26/2023	RON	850,000	269,437
5.90%, 7/26/2017	RON	1,170,000	372,384
6.00%, 4/30/2016	RON	1,400,000	441,096
6.25%, 10/25/2014	RON	1,000,000	310,320

			3,087,804

RUSSIA — 6.1%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	49,000,000	1,485,651
6.88%, 7/15/2015	RUB	20,000,000	623,925
6.90%, 8/3/2016	RUB	32,500,000	1,016,237
6.90%, 2/6/2036	RUB	4,500,000	125,044
7.00%, 1/25/2023	RUB	13,600,000	414,653
7.05%, 1/19/2028	RUB	26,000,000	760,610
7.35%, 1/20/2016	RUB	14,300,000	450,919
7.40%, 6/14/2017	RUB	22,620,000	715,158
7.50%, 3/15/2018	RUB	23,200,000	739,404
7.50%, 2/27/2019	RUB	19,000,000	604,960
7.60%, 4/14/2021	RUB	18,300,000	582,813
7.60%, 7/20/2022	RUB	18,000,000	571,036
8.15%, 2/3/2027	RUB	24,500,000	791,994
11.20%, 12/17/2014	RUB	6,400,000	209,473
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	10,000,000	319,867

			9,411,744

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,200,000	315,141
6.50%, 2/28/2041	ZAR	11,000,000	822,670
6.75%, 3/31/2021	ZAR	5,800,000	555,071
7.00%, 2/28/2031	ZAR	10,000,000	853,807
7.25%, 1/15/2020	ZAR	7,650,000	759,181
7.75%, 2/28/2023	ZAR	5,050,000	504,767
8.00%, 12/21/2018	ZAR	8,700,000	901,524
8.25%, 9/15/2017	ZAR	6,800,000	709,004
8.75%, 12/21/2014	ZAR	2,200,000	227,407
10.50%, 12/21/2026	ZAR	9,100,000	1,087,958
13.50%, 9/15/2015	ZAR	2,220,000	250,222

			6,986,752

SOUTH KOREA — 12.4%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,214,000,000	2,059,171
2.75%, 6/10/2016	KRW	900,000,000	836,115
2.75%, 9/10/2017	KRW	1,030,000,000	949,630
2.75%, 3/10/2018	KRW	1,190,000,000	1,094,712
3.00%, 3/10/2023	KRW	1,400,000,000	1,262,102
3.00%, 12/10/2042	KRW	350,000,000	284,072
3.25%, 12/10/2014	KRW	1,410,000,000	1,320,306
3.25%, 6/10/2015	KRW	1,640,000,000	1,538,408
3.75%, 6/10/2022	KRW	850,000,000	813,781
4.00%, 3/10/2016	KRW	825,000,000	788,911
4.00%, 12/10/2031	KRW	1,120,000,000	1,095,171
4.25%, 6/10/2021	KRW	867,000,000	857,854
4.50%, 3/10/2015	KRW	1,050,000,000	1,001,042
4.75%, 12/10/2030	KRW	970,000,000	1,032,629
5.00%, 6/10/2020	KRW	1,550,000,000	1,594,149
5.25%, 9/10/2015	KRW	1,160,000,000	1,129,230
5.50%, 12/10/2029	KRW	280,000,000	320,576
5.75%, 9/10/2018	KRW	1,030,000,000	1,073,664

			19,051,523

THAILAND — 4.6%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	373,266
3.13%, 12/11/2015	THB	17,150,000	549,938
3.25%, 6/16/2017	THB	11,200,000	358,001
3.45%, 3/8/2019	THB	19,500,000	619,528
3.58%, 12/17/2027	THB	24,650,000	741,551
3.63%, 5/22/2015	THB	15,900,000	514,758
3.63%, 6/16/2023	THB	18,780,000	587,479
3.65%, 12/17/2021	THB	27,700,000	876,534
3.65%, 6/20/2031	THB	8,000,000	233,907
3.78%, 6/25/2032	THB	4,500,000	132,520
3.80%, 6/14/2041	THB	15,000,000	419,503
3.85%, 12/12/2025	THB	2,500,000	78,454
3.88%, 6/13/2019	THB	15,700,000	510,211
4.13%, 11/18/2016	THB	8,000,000	263,027
4.75%, 12/20/2024	THB	7,000,000	239,169
5.13%, 3/13/2018	THB	6,000,000	204,759
5.40%, 7/27/2016	THB	1,100,000	37,327
5.67%, 3/13/2028	THB	1,700,000	62,504
5.85%, 3/31/2021	THB	5,900,000	214,278

			7,016,714

TURKEY — 4.3%
Turkey Government Bond:
5.00%, 5/13/2015	TRY	1,000,000	467,163
6.30%, 2/14/2018	TRY	1,690,000	759,428
6.50%, 1/7/2015	TRY	1,150,000	555,713
7.10%, 3/8/2023	TRY	1,300,000	565,539
8.50%, 9/14/2022	TRY	1,850,000	885,286
9.00%, 1/27/2016	TRY	1,710,000	853,795
9.00%, 3/8/2017	TRY	2,200,000	1,098,450
9.50%, 1/12/2022	TRY	800,000	405,369
10.50%, 1/15/2020	TRY	1,960,000	1,038,693

			6,629,436

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $154,534,963)			150,204,654

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e)	428,310	$428,310
State Street Navigator Securities Lending Prime Portfolio (c)(e)(f)	132,250	132,250

TOTAL SHORT TERM INVESTMENTS —
(Cost $560,560)		560,560

TOTAL INVESTMENTS — 98.1% (g)
(Cost $155,095,523)		150,765,214
OTHER ASSETS & LIABILITIES — 1.9%		2,871,344

NET ASSETS — 100.0%		$153,636,558

(a)	Non-income producing security.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 2.0%
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (a)	$11,032,000	$11,644,971
7.13%, 10/15/2020 (a)	9,991,000	10,895,685
BE Aerospace, Inc.:
5.25%, 4/1/2022	20,833,000	20,676,752
6.88%, 10/1/2020	9,978,000	10,900,965
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	7,600,000	7,885,000
6.13%, 1/15/2023 (a)	16,416,000	16,416,000
7.75%, 3/15/2020 (a)	11,844,000	13,383,720
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	8,288,000	7,915,040
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	11,647,000	12,520,525
7.13%, 3/15/2021	9,709,000	10,461,448
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	9,997,000	10,871,738
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/2020 (a)	11,591,000	11,909,752
TransDigm, Inc.:
5.50%, 10/15/2020	9,620,000	9,427,600
7.50%, 7/15/2021 (a)	5,100,000	5,482,500
7.75%, 12/15/2018	24,363,000	25,946,595

		186,338,291

AIRLINES — 0.2%
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	12,485,000	12,859,550
US Airways Group, Inc. 6.13%, 6/1/2018	7,873,000	7,548,239

		20,407,789

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	9,000,000	9,225,000
Continental Rubber of America Corp. 4.50%, 9/15/2019 (a)	9,000,000	9,387,000
Delphi Corp.:
5.00%, 2/15/2023	11,000,000	11,357,500
5.88%, 5/15/2019	9,500,000	10,081,875
6.13%, 5/15/2021	6,911,000	7,550,268
Lear Corp. 4.75%, 1/15/2023 (a)	6,853,000	6,356,158
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	9,429,000	9,876,877
Tenneco, Inc. 6.88%, 12/15/2020	5,344,000	5,798,240
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	12,769,000	12,992,457
7.00%, 5/15/2022	10,000,000	10,400,000
8.25%, 8/15/2020	15,223,000	17,011,702

		110,037,077

AUTOMOBILES — 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	22,502,000	24,864,710
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	24,545,000	27,490,400
General Motors Co.:
3.50%, 10/2/2018 (a)	10,215,000	10,189,462
4.88%, 10/2/2023 (a)	8,417,000	8,227,618
6.25%, 10/2/2043 (a)	8,790,000	8,658,150
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	7,879,000	7,701,723
Navistar International Corp. 8.25%, 11/1/2021	20,111,000	20,362,387

		107,494,450

BEVERAGES — 0.3%
Constellation Brands, Inc.:
3.75%, 5/1/2021	8,505,000	7,856,494
4.25%, 5/1/2023	14,875,000	13,647,812
6.00%, 5/1/2022	9,234,000	9,834,210

		31,338,516

BUILDING PRODUCTS — 0.7%
Associated Materials LLC 9.13%, 11/1/2017	10,775,000	11,448,437
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	14,395,000	15,474,625
Griffon Corp. 7.13%, 4/1/2018	3,263,000	3,458,780
Masco Corp. 7.13%, 3/15/2020	5,175,000	5,834,813
Nortek, Inc. 8.50%, 4/15/2021	7,575,000	8,237,812
Ply Gem Industries, Inc. 8.25%, 2/15/2018	9,745,000	10,427,150
Texas Industries, Inc. 9.25%, 8/15/2020	4,457,000	4,902,700

		59,784,317

CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	8,720,000	9,177,800
6.38%, 11/15/2019	11,988,000	12,767,220

		21,945,020

CHEMICALS — 2.9%
Ashland, Inc.:
3.00%, 3/15/2016	9,154,000	9,268,425
3.88%, 4/15/2018	11,594,000	11,449,075
4.75%, 8/15/2022	14,075,000	13,195,312
Celanese US Holdings LLC:
4.63%, 11/15/2022	7,385,000	7,071,138
6.63%, 10/15/2018 (b)	8,599,000	9,286,920
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)	10,031,000	9,629,760
Hexion US Finance Corp. 6.63%, 4/15/2020	16,962,000	16,962,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	17,335,000	17,941,725
Huntsman International LLC:
4.88%, 11/15/2020	10,425,000	9,877,687
8.63%, 3/15/2021	7,814,000	8,673,540
Ineos Finance PLC:
7.50%, 5/1/2020 (a)	11,854,000	12,713,415
8.38%, 2/15/2019 (a)	12,945,000	14,271,862

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	$10,036,000	$9,810,190
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020	15,755,000	16,542,750
9.00%, 1/15/2021	12,300,000	10,516,500
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	7,167,000	7,184,918
PolyOne Corp. 5.25%, 3/15/2023 (a)	7,813,000	7,383,285
PQ Corp. 8.75%, 5/1/2018 (a)	11,050,000	11,768,250
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	19,199,000	19,294,995
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	13,650,000	13,957,125
Tronox Finance LLC 6.38%, 8/15/2020	14,648,000	14,501,520
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	10,121,000	10,576,445

		261,876,837

COMMERCIAL BANKS — 1.6%
CIT Group, Inc.:
4.25%, 8/15/2017	26,212,000	26,703,475
4.75%, 2/15/2015 (a)	21,581,000	22,336,335
5.50%, 2/15/2019 (a)	26,600,000	27,930,000
Commerzbank AG 8.13%, 9/19/2023 (a)	7,717,000	7,871,340
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)	8,162,000	8,202,810
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023	19,250,000	19,419,862
6.13%, 12/15/2022	32,244,000	32,483,250

		144,947,072

COMMERCIAL SERVICES — 0.4%
Ceridian Corp.:
8.88%, 7/15/2019 (a)	9,600,000	10,992,000
11.25%, 11/15/2015	14,320,000	14,463,200
National Money Mart Co. 10.38%, 12/15/2016	10,113,000	10,593,368

		36,048,568

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ACCO Brands Corp. 6.75%, 4/30/2020	7,375,000	7,384,219
ADS Waste Holdings, Inc. 8.25%, 10/1/2020 (a)	8,500,000	8,967,500
APX Group, Inc. 8.75%, 12/1/2020 (a)	11,020,000	10,827,150
ARAMARK Corp. 5.75%, 3/15/2020 (a)	15,500,000	15,655,000
Ashtead Capital, Inc. 6.50%, 7/15/2022 (a)	7,725,000	8,169,188
Clean Harbors, Inc.:
5.13%, 6/1/2021	10,673,000	10,312,786
5.25%, 8/1/2020	10,899,000	10,790,010
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	10,148,000	8,625,800
H&E Equipment Services, Inc. 7.00%, 9/1/2022	8,412,000	8,958,780
Interactive Data Corp. 10.25%, 8/1/2018	10,855,000	12,035,481
Iron Mountain, Inc.:
5.75%, 8/15/2024	16,004,000	14,403,600
6.00%, 8/15/2023	10,260,000	10,183,050
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	8,600,000	9,094,500
Laureate Education, Inc. 9.25%, 9/1/2019 (a)	21,637,000	23,367,960
Pharmaceutical Product Development, Inc. 9.50%, 12/1/2019 (a)	8,796,000	9,884,505
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	8,495,000	8,622,425
ServiceMaster Co.:
7.00%, 8/15/2020	10,693,000	10,104,885
8.00%, 2/15/2020	10,740,000	10,632,600
Tervita Corp. 8.00%, 11/15/2018 (a)	10,750,000	10,790,313
The ADT Corp.:
3.50%, 7/15/2022	16,500,000	13,949,149
4.88%, 7/15/2042	12,000,000	8,861,100
6.25%, 10/15/2021 (a)	8,100,000	8,221,500
The Hertz Corp.:
5.88%, 10/15/2020	13,093,000	13,485,790
6.75%, 4/15/2019	28,125,000	29,742,187
7.50%, 10/15/2018	500,000	538,750

		283,608,228

COMPUTERS & PERIPHERALS — 1.2%
iGate Corp. 9.00%, 5/1/2016	11,882,000	12,743,445
Infor US, Inc.:
9.38%, 4/1/2019	13,299,000	14,861,632
11.50%, 7/15/2018	8,100,000	9,355,500
NCR Corp.:
4.63%, 2/15/2021	7,323,000	6,865,313
5.00%, 7/15/2022	7,503,000	6,977,790
Seagate HDD Cayman:
4.75%, 6/1/2023 (a)	11,568,000	11,134,200
6.88%, 5/1/2020	4,289,000	4,696,455
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	16,400,000	16,728,000
7.38%, 11/15/2018	10,818,000	11,467,080
7.63%, 11/15/2020	12,785,000	13,679,950

		108,509,365

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co.:
6.50%, 12/1/2016	7,273,000	8,000,300
7.50%, 6/15/2021	9,437,000	10,522,255

		18,522,555

CONSUMER FINANCE — 0.8%
SLM Corp.:
6.00%, 1/25/2017	15,510,000	16,440,600
6.25%, 1/25/2016	28,318,000	30,158,670
8.00%, 3/25/2020	22,200,000	23,976,000

		70,575,270

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 1.8%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (a)	$7,200,000	$7,704,000
9.13%, 10/15/2020 (a)	11,172,000	11,842,320
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 (a)	15,531,000	14,909,760
Ball Corp.:
4.00%, 11/15/2023	13,900,000	12,475,250
5.00%, 3/15/2022	12,235,000	11,867,950
6.75%, 9/15/2020	7,270,000	7,860,687
Berry Plastics Corp.:
9.50%, 5/15/2018	8,000,000	8,660,000
9.75%, 1/15/2021	12,050,000	13,917,750
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	13,114,000	13,704,130
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	14,228,000	13,018,620
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	9,276,000	10,435,500
Sealed Air Corp.:
8.13%, 9/15/2019 (a)	12,750,000	14,216,250
8.38%, 9/15/2021 (a)	11,174,000	12,654,555
Silgan Holdings, Inc. 5.00%, 4/1/2020	8,125,000	7,921,875

		161,188,647

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	7,207,000	7,089,886
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	18,903,000	19,588,234
8.13%, 4/15/2019	13,497,000	14,981,670
11.50%, 7/15/2020	15,000,000	17,887,500
LKQ Corp. 4.75%, 5/15/2023 (a)	9,600,000	8,904,000
VWR Funding, Inc. 7.25%, 9/15/2017	10,905,000	11,504,775

		79,956,065

DIVERSIFIED CONSUMER SERVICES — 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	46,918,000	47,093,942
9.00%, 4/15/2019	22,250,000	23,362,500
9.88%, 8/15/2019	33,900,000	36,781,500

		107,237,942

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Aircastle, Ltd.:
6.25%, 12/1/2019	8,545,000	9,036,338
6.75%, 4/15/2017	8,000,000	8,560,000
Ally Financial, Inc.:
8.00%, 3/15/2020	28,917,000	33,254,550
8.00%, 11/1/2031	34,000,000	38,250,000
8.30%, 2/12/2015	26,718,000	28,788,645
Alphabet Holding Co., Inc. 7.75%, 11/1/2017	7,258,000	7,457,595
CEVA Group PLC 8.38%, 12/1/2017 (a)	16,350,000	16,472,625
CNH Capital LLC:
3.63%, 4/15/2018	9,412,000	9,364,940
3.88%, 11/1/2015	11,050,000	11,381,500
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)(c)	21,083,000	20,476,864
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	16,661,000	16,619,347
3.25%, 5/15/2018 (a)	9,718,000	9,450,755
4.75%, 8/15/2017 (a)	15,426,000	15,965,910
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 8/1/2020 (a)	17,010,000	17,010,000
7.75%, 1/15/2016	5,000,000	5,162,500
8.00%, 1/15/2018	36,941,000	38,695,697
International Lease Finance Corp.:
6.25%, 5/15/2019	20,250,000	21,262,500
8.63%, 9/15/2015	14,970,000	16,523,137
8.75%, 3/15/2017	21,787,000	25,000,582
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	9,929,000	9,829,710
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(d)	1,000	1,087
MPH Intermediate Holding Co. 2 8.38%, 8/1/2018 (a)	10,920,000	11,186,175
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	10,425,000	9,981,938
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (a)	5,500,000	5,527,500
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	9,750,000	9,579,375
9.50%, 10/15/2020 (a)	11,043,000	10,794,532
Springleaf Finance Corp. 7.75%, 10/1/2021 (a)	1,625,000	1,685,938
The Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	2,750,000	2,753,438
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	6,890,000	7,200,050
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	9,446,000	10,225,295
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	9,308,000	10,343,515
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	14,315,000	15,173,900

		453,015,938

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.6%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/2020 (a)	8,752,000	9,233,360
CenturyLink, Inc.:
5.63%, 4/1/2020	15,688,000	15,315,410

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.80%, 3/15/2022	$20,810,000	$19,561,400
6.45%, 6/15/2021	18,300,000	18,208,500
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	9,500,000	9,899,000
8.75%, 3/15/2018	9,961,000	10,521,306
CommScope, Inc. 8.25%, 1/15/2019 (a)	22,745,000	24,848,912
Cricket Communications, Inc. 7.75%, 10/15/2020	21,421,000	24,259,282
Frontier Communications Corp.:
7.13%, 1/15/2023	12,905,000	12,872,738
7.63%, 4/15/2024	9,400,000	9,400,000
8.50%, 4/15/2020	13,185,000	14,569,425
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	16,950,000	17,924,625
7.63%, 6/15/2021	14,100,000	15,192,750
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	12,425,000	13,015,188
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	30,820,000	28,816,700
7.25%, 10/15/2020	32,500,000	34,693,750
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	30,321,000	31,382,235
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(d)	11,500,000	11,547,886
Level 3 Financing, Inc.:
7.00%, 6/1/2020	12,000,000	12,120,000
8.13%, 7/1/2019	13,585,000	14,535,950
8.63%, 7/15/2020	10,300,000	11,252,750
Lynx I Corp. 5.38%, 4/15/2021 (a)	17,694,000	17,251,650
Lynx II Corp. 6.38%, 4/15/2023 (a)	9,000,000	8,955,000
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)(b)	7,910,000	8,345,050
SBA Telecommunications, Inc. 5.75%, 7/15/2020	9,841,000	9,767,193
Softbank Corp. 4.50%, 4/15/2020 (a)	29,405,000	28,258,205
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	14,311,000	14,883,440
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	10,625,000	11,581,250
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	12,675,000	13,435,500
ViaSat, Inc. 6.88%, 6/15/2020	10,400,000	10,790,000
West Corp.:
7.88%, 1/15/2019	9,765,000	10,521,788
8.63%, 10/1/2018	7,746,000	8,423,775
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	12,850,000	13,299,750
11.75%, 7/15/2017 (a)	29,000,000	30,812,500
Wind Acquisition Holdings Finance SA PIK 12.25%, 7/15/2017 (a)	20,694,375	20,435,695
Windstream Corp.:
6.38%, 8/1/2023	11,000,000	10,065,000
7.75%, 10/15/2020	12,200,000	12,596,500
7.88%, 11/1/2017	15,801,000	17,618,115

		606,211,578

ELECTRIC UTILITIES — 3.4%
AES Corp. 4.88%, 5/15/2023	12,067,000	11,282,645
Calpine Corp.:
7.25%, 10/15/2017 (a)	14,712,000	15,263,700
7.50%, 2/15/2021 (a)	21,739,000	23,097,687
7.88%, 1/15/2023 (a)	14,750,000	15,524,375
DPL, Inc. 7.25%, 10/15/2021	14,650,000	14,979,625
Dynegy, Inc. 5.88%, 6/1/2023 (a)	5,234,000	4,776,025
EDP Finance BV 4.90%, 10/1/2019 (a)	17,723,000	17,501,462
Energy Future Holdings Corp. 12.25%, 3/1/2022 (a)	29,950,000	33,693,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	34,592,000	36,451,320
FirstEnergy Corp. 4.25%, 3/15/2023	11,000,000	10,059,808
GenOn Energy, Inc.:
9.50%, 10/15/2018	14,020,000	15,772,500
9.88%, 10/15/2020	8,101,000	8,931,353
InterGen NV 7.00%, 6/30/2023 (a)	11,149,000	11,149,000
NRG Energy, Inc.:
7.63%, 1/15/2018	17,108,000	18,947,110
7.88%, 5/15/2021	16,450,000	17,601,500
8.25%, 9/1/2020	14,387,000	15,789,733
Puget Energy, Inc. 6.00%, 9/1/2021	8,530,000	9,303,876
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. 11.50%, 10/1/2020 (a)	25,500,000	17,626,875
The AES Corp. 7.38%, 7/1/2021	14,774,000	16,251,400

		314,003,744

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
313 Group, Inc. 6.38%, 12/1/2019 (a)	14,875,000	14,056,875
Belden, Inc. 5.50%, 9/1/2022 (a)	10,978,000	10,593,770
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	20,694,000	22,866,870
Flextronics International, Ltd.:
4.63%, 2/15/2020	8,075,000	7,832,750
5.00%, 2/15/2023	7,975,000	7,576,250
General Cable Corp. 5.75%, 10/1/2022 (a)	8,505,000	8,143,537
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	10,745,000	10,476,375
5.75%, 2/15/2021 (a)	7,570,000	7,683,550
5.75%, 3/15/2023 (a)	8,052,000	7,971,480
Rexel SA:
5.25%, 6/15/2020 (a)	7,805,000	7,609,875
6.13%, 12/15/2019 (a)	7,040,000	7,198,400
Sanmina Corp. 7.00%, 5/15/2019 (a)	4,000,000	4,210,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Viasystems, Inc. 7.88%, 5/1/2019 (a)	$9,954,000	$10,576,125

		126,795,857

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	19,605,000	19,408,950
Aguila 3 SA 7.88%, 1/31/2018 (a)	10,073,000	10,526,285

		29,935,235

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. 4.63%, 6/1/2021	8,847,000	8,448,885
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	9,042,000	9,787,965
Del Monte Corp. 7.63%, 2/15/2019	18,764,000	19,467,650
Harbinger Group, Inc. 7.88%, 7/15/2019 (a)	15,937,000	16,494,795
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	39,731,000	37,893,441
HJ Heinz Finance Co. 7.13%, 8/1/2039 (a)	19,000,000	19,475,000
Ingles Markets, Inc. 5.75%, 6/15/2023 (a)	14,150,000	13,654,750
JBS USA LLC/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	12,200,000	12,261,000
8.25%, 2/1/2020 (a)	11,050,000	11,630,125
Post Holdings, Inc. 7.38%, 2/15/2022	15,126,000	15,901,208
Smithfield Foods, Inc. 6.63%, 8/15/2022	15,799,000	16,292,719
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	7,074,000	7,250,850
US Foods, Inc. 8.50%, 6/30/2019	20,367,000	21,461,726

		210,020,114

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Biomet, Inc.:
6.50%, 8/1/2020	28,206,000	29,122,695
6.50%, 10/1/2020	12,000,000	12,165,000
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	14,225,000	14,225,000
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	7,130,000	7,914,300
Hologic, Inc. 6.25%, 8/1/2020	16,628,000	17,313,905
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	25,710,000	28,377,412
12.50%, 11/1/2019	13,000,000	13,585,000
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)	10,500,000	9,983,453
Universal Hospital Services, Inc. 7.63%, 8/15/2020	10,575,000	10,918,687

		143,605,452

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Capella Healthcare, Inc. 9.25%, 7/1/2017	6,900,000	7,383,000
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	22,750,000	23,148,125
7.13%, 7/15/2020	19,500,000	19,695,000
8.00%, 11/15/2019	33,285,000	34,907,644
DaVita HealthCare Partners, Inc. 6.38%, 11/1/2018	10,225,000	10,736,250
DaVita, Inc.:
5.75%, 8/15/2022	20,492,000	20,261,465
6.63%, 11/1/2020	9,932,000	10,552,750
Emergency Medical Services Corp. 8.13%, 6/1/2019	15,517,000	16,758,360
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	14,573,000	15,192,352
5.88%, 1/31/2022 (a)	4,500,000	4,612,500
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	13,121,000	13,481,827
HCA Holdings, Inc. 7.75%, 5/15/2021	19,320,000	20,551,650
HCA, Inc.:
6.50%, 2/15/2020	43,951,000	47,631,896
7.50%, 2/15/2022	29,500,000	32,376,250
Health Management Association, Inc. 7.38%, 1/15/2020	14,955,000	16,385,072
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	11,311,000	11,735,163
Kindred Healthcare, Inc. 8.25%, 6/1/2019	9,555,000	10,176,075
Multiplan, Inc. 9.88%, 9/1/2018 (a)	8,336,000	9,211,280
Select Medical Corp. 6.38%, 6/1/2021 (a)	8,900,000	8,432,750
Tenet Healthcare Corp.:
4.38%, 10/1/2021 (a)	16,508,000	15,228,630
6.00%, 10/1/2020 (a)	11,867,000	12,134,008
6.25%, 11/1/2018	4,500,000	4,803,750
8.13%, 4/1/2022 (a)	17,964,000	18,749,925
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc. 7.75%, 2/1/2019	10,210,000	10,950,225
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	18,021,000	19,012,155

		414,108,102

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	15,018,000	16,332,075
Boyd Gaming Corp. 9.13%, 12/1/2018	8,830,000	9,602,625
Burger King Corp. 9.88%, 10/15/2018	10,625,000	11,926,563
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020	26,000,000	24,472,500
10.00%, 12/15/2018	35,500,000	18,637,500
11.25%, 6/1/2017	34,993,000	35,517,895

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CityCenter Holdings LLC/CityCenter Finance Corp.:
7.63%, 1/15/2016	$13,595,000	$14,240,762
10.75%, 1/15/2017	14,500,000	15,551,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021 (a)(c)	8,687,000	8,708,718
MGM Resorts International:
6.63%, 12/15/2021	18,741,000	19,396,935
6.75%, 10/1/2020	14,425,000	15,146,250
7.75%, 3/15/2022	14,915,000	16,164,131
PNK Finance Corp. 6.38%, 8/1/2021 (a)	11,512,000	11,742,240
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	12,234,000	11,652,885
Station Casinos LLC 7.50%, 3/1/2021	6,850,000	7,243,875
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	7,600,000	6,973,000
5.38%, 3/15/2022	14,145,000	14,215,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	19,668,000	22,077,330

		279,602,259

HOUSEHOLD DURABLES — 0.8%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	7,650,000	7,497,000
6.50%, 12/15/2020 (a)	9,535,000	9,582,675
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	10,430,000	10,977,575
Lennar Corp. 4.75%, 11/15/2022	8,700,000	8,004,000
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	8,054,000	8,315,755
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	10,274,000	11,301,400
Standard Pacific Corp. 8.38%, 5/15/2018	5,922,000	6,691,860
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	9,400,000	8,765,500

		71,135,765

HOUSEHOLD PRODUCTS — 0.3%
Spectrum Brands Escrow Corp.:
6.38%, 11/15/2020 (a)	9,512,000	9,916,260
6.63%, 11/15/2022 (a)	9,495,000	9,851,063
The Sun Products Corp. 7.75%, 3/15/2021 (a)	10,400,000	9,568,000

		29,335,323

INDUSTRIAL CONGLOMERATES — 0.3%
Polymer Group, Inc. 7.75%, 2/1/2019	7,588,000	8,109,675
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	23,857,000	23,678,073

		31,787,748

INSURANCE — 0.5%
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (a)(c)	8,265,000	8,275,331
Hub International, Ltd. 8.13%, 10/15/2018 (a)	12,510,000	13,964,288
ING US, Inc. 5.65%, 5/15/2053 (d)	11,675,000	10,672,666
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	16,333,000	16,333,000

		49,245,285

INTERNET SOFTWARE & SERVICES — 0.9%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022	9,740,000	9,666,950
Equinix, Inc.:
4.88%, 4/1/2020	7,662,000	7,432,140
5.38%, 4/1/2023	14,723,000	13,913,235
7.00%, 7/15/2021	10,800,000	11,502,000
IAC/InterActiveCorp. 4.75%, 12/15/2022	9,131,000	8,400,520
Netflix, Inc. 5.38%, 2/1/2021 (a)	7,872,000	7,812,960
VeriSign, Inc. 4.63%, 5/1/2023 (a)	12,100,000	11,374,000
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	11,102,000	12,142,812

		82,244,617

IT SERVICES — 1.5%
First Data Corp.:
6.75%, 11/1/2020 (a)	28,685,000	29,688,975
8.25%, 1/15/2021 (a)	15,000,000	15,487,500
12.63%, 1/15/2021	64,942,000	71,436,200
GXS Worldwide, Inc. 9.75%, 6/15/2015	9,635,000	9,899,962
Lender Processing Services, Inc. 5.75%, 4/15/2023	9,807,000	10,064,434

		136,577,071

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (a)	6,970,000	6,656,350
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	10,440,000	10,126,800
Sabre, Inc. 8.50%, 5/15/2019 (a)	11,000,000	11,893,750

		28,676,900

MACHINERY — 0.9%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	7,350,000	7,791,000
Cascades, Inc. 7.75%, 12/15/2017	8,255,000	8,626,475
Case New Holland, Inc. 7.88%, 12/1/2017	21,454,000	24,940,275

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Gardner Denver, Inc. 6.88%, 8/15/2021 (a)	$7,782,000	$7,684,725
SPX Corp. 6.88%, 9/1/2017	8,443,000	9,371,730
Terex Corp. 6.00%, 5/15/2021	13,114,000	13,261,532
The Manitowoc Co., Inc. 8.50%, 11/1/2020	7,633,000	8,491,713

		80,167,450

MEDIA — 8.4%
AMC Entertainment, Inc.:
8.75%, 6/1/2019	9,180,000	9,868,500
9.75%, 12/1/2020	10,006,000	11,406,840
AMC Networks, Inc.:
4.75%, 12/15/2022	8,737,000	8,169,095
7.75%, 7/15/2021	9,224,000	10,261,700
Cablevision Systems Corp.:
7.75%, 4/15/2018	8,168,000	9,148,160
8.63%, 9/15/2017	11,550,000	13,253,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	21,541,000	19,925,425
6.50%, 4/30/2021	20,271,000	20,575,065
7.00%, 1/15/2019	20,000,000	21,175,000
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	11,106,000	10,467,405
6.38%, 9/15/2020 (a)	23,105,000	23,567,100
Cinemark USA, Inc. 4.88%, 6/1/2023	10,740,000	9,880,800
Clear Channel Communications, Inc.:
9.00%, 12/15/2019	31,000,000	30,380,000
9.00%, 3/1/2021	29,325,000	28,371,937
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	11,614,000	11,788,210
6.50%, 11/15/2022	30,807,000	31,423,140
7.63%, 3/15/2020	28,000,000	28,910,000
CSC Holdings LLC 6.75%, 11/15/2021	14,560,000	15,579,200
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	6,996,000	7,258,350
DISH DBS Corp.:
5.00%, 3/15/2023	22,988,000	21,321,370
5.88%, 7/15/2022	30,400,000	29,944,000
6.75%, 6/1/2021	29,911,000	31,443,939
Gannett Co., Inc.:
5.13%, 10/15/2019 (a)	9,100,000	9,031,750
5.13%, 7/15/2020 (a)	9,808,000	9,611,840
6.38%, 10/15/2023 (a)	9,100,000	9,031,750
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)	10,500,000	7,875,000
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	9,745,000	9,793,725
Lamar Media Corp.:
5.00%, 5/1/2023	8,233,000	7,636,108
5.88%, 2/1/2022	7,578,000	7,578,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)	15,500,000	16,430,000
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	3,022,000	3,059,775
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	8,320,000	8,694,400
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	17,110,000	18,051,050
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020 (a)(c)	8,308,000	8,453,390
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	12,408,000	11,942,700
7.75%, 10/15/2018	17,784,000	19,340,100
Quebecor Media, Inc. 5.75%, 1/15/2023	14,000,000	13,195,000
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	12,210,000	11,599,500
6.13%, 10/1/2022	7,000,000	6,947,500
9.25%, 11/1/2017 (a)	8,618,000	9,066,998
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	2,270,000	2,071,375
5.75%, 8/1/2021 (a)	7,900,000	7,860,500
5.88%, 10/1/2020 (a)	10,167,000	10,255,961
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	7,219,000	7,146,810
The Mcclatchy Co. 9.00%, 12/15/2022	15,798,000	16,666,890
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	14,614,000	13,846,765
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	14,500,000	15,297,500
6.88%, 5/15/2019 (a)	17,385,000	18,601,950
8.50%, 5/15/2021 (a)	13,690,000	14,990,550
Videotron, Ltd. 5.00%, 7/15/2022	11,609,000	11,028,550
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	13,177,000	13,720,551
Visant Corp. 10.00%, 10/1/2017	21,107,000	19,629,510
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. 10.25%, 7/15/2019	11,093,000	12,035,905
WMG Acquisition Corp. 11.50%, 10/1/2018	11,234,000	12,947,185
XM Satellite Radio, Inc. 7.63%, 11/1/2018 (a)	5,000,000	5,550,000

		773,107,449

METALS & MINING — 4.1%
AK Steel Corp. 7.63%, 5/15/2020	10,018,000	8,415,120
Aleris International, Inc.:
7.63%, 2/15/2018	7,500,000	7,837,500
7.88%, 11/1/2020	7,305,000	7,542,413
ArcelorMittal:
6.00%, 3/1/2021	22,850,000	23,421,250
7.50%, 10/15/2039	22,519,000	21,336,752
10.35%, 6/1/2019	20,712,000	25,475,760

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	$11,425,000	$11,025,125
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	1,500,000	1,357,500
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	13,250,000	13,581,250
7.00%, 11/1/2015 (a)	28,155,000	28,999,650
8.25%, 11/1/2019 (a)	20,250,000	21,819,375
Hecla Mining Co. 6.88%, 5/1/2021 (a)	8,800,000	8,316,000
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	13,295,000	11,599,887
Inmet Mining Corp.:
7.50%, 6/1/2021 (a)	9,158,000	9,386,950
8.75%, 6/1/2020 (a)	30,993,000	33,162,510
JMC Steel Group 8.25%, 3/15/2018 (a)	26,718,000	26,116,845
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	5,960,000	6,153,700
Molycorp, Inc. 10.00%, 6/1/2020	12,300,000	12,269,250
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,365,000	3,272,463
Novelis, Inc.:
8.38%, 12/15/2017	16,136,000	17,305,860
8.75%, 12/15/2020	19,401,000	21,292,597
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	11,275,000	11,669,625
Schaeffler Finance BV:
4.75%, 5/15/2021 (a)	12,895,000	12,508,150
7.75%, 2/15/2017 (a)	13,341,000	14,941,920
Severstal Columbus LLC 10.25%, 2/15/2018	8,585,000	9,121,563
United States Steel Corp. 7.38%, 4/1/2020	10,343,000	10,601,575

		378,530,590

MULTILINE RETAIL — 0.3%
Sears Holdings Corp. 6.63%, 10/15/2018	15,870,000	14,957,475
SUPERVALU, Inc. 8.00%, 5/1/2016	9,255,000	10,134,225

		25,091,700

OIL, GAS & CONSUMABLE FUELS — 17.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	22,390,000	21,046,600
5.88%, 4/15/2021	11,017,000	11,319,968
6.13%, 7/15/2022	11,455,000	11,770,012
Afren PLC 11.50%, 2/1/2016 (a)	9,250,000	10,614,375
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019	12,979,000	10,837,465
6.25%, 6/1/2021	12,940,000	10,610,800
9.75%, 4/15/2018	9,780,000	9,926,700
Antero Resources Finance Corp.:
6.00%, 12/1/2020	10,387,000	10,490,870
9.38%, 12/1/2017	1,000,000	1,057,500
Arch Coal, Inc.:
7.00%, 6/15/2019	20,000,000	15,500,000
7.25%, 6/15/2021	17,961,000	13,560,555
8.75%, 8/1/2016	9,160,000	9,160,000
Athlon Holdings LP/ Athlon Finance Corp. 7.38%, 4/15/2021 (a)	8,250,000	8,415,000
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. 5.88%, 8/1/2023 (a)	9,718,000	9,134,920
Atwood Oceanics, Inc. 6.50%, 2/1/2020	6,400,000	6,704,000
Berry Petroleum Co. 6.38%, 9/15/2022	9,577,000	9,624,885
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	6,813,000	7,426,170
Chesapeake Energy Corp.:
5.75%, 3/15/2023	16,400,000	16,441,000
6.63%, 8/15/2020	17,781,000	19,114,575
9.50%, 2/15/2015	18,000,000	19,822,500
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	8,825,000	9,001,500
Cimarex Energy Co. 5.88%, 5/1/2022	12,489,000	12,613,890
Concho Resources, Inc.:
5.50%, 4/1/2023	23,445,000	23,151,937
6.50%, 1/15/2022	8,287,000	8,887,808
7.00%, 1/15/2021	10,591,000	11,597,145
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)	9,890,000	7,071,350
Consol Energy, Inc.:
8.00%, 4/1/2017	22,501,000	23,907,312
8.25%, 4/1/2020	15,700,000	16,838,250
Continental Resources, Inc.:
4.50%, 4/15/2023	17,643,000	17,312,194
5.00%, 9/15/2022	28,355,000	28,532,219
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	10,997,000	11,684,312
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,900,000	7,672,875
DCP Midstream LLC 5.85%, 5/21/2043 (a)(d)	9,400,000	8,601,000
Denbury Resources, Inc.:
4.63%, 7/15/2023	15,690,000	14,356,350
8.25%, 2/15/2020	16,236,000	17,819,010
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	10,214,000	10,545,955
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/2019	11,856,000	11,856,000
Energy Transfer Equity LP 7.50%, 10/15/2020	27,660,000	29,596,200
Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021 (a)	11,061,000	10,922,738
9.25%, 12/15/2017	11,429,000	12,686,190
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	29,915,000	33,654,375

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	$11,160,000	$11,913,300
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	8,350,000	8,350,000
EXCO Resources, Inc. 7.50%, 9/15/2018	20,675,000	19,692,937
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	17,722,000	18,585,947
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (a)	9,459,000	9,459,000
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	6,100,000	6,298,250
Halcon Resources Corp.:
8.88%, 5/15/2021	23,113,000	23,690,825
9.75%, 7/15/2020	9,953,000	10,525,298
Harvest Operations Corp. 6.88%, 10/1/2017	7,925,000	8,479,750
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (a)	9,530,000	9,935,025
Inergy Midstream LP/NRGM Finance Corp. 6.00%, 12/15/2020 (a)	5,645,000	5,602,663
Key Energy Services, Inc. 6.75%, 3/1/2021	11,297,000	11,184,030
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	11,332,000	12,289,701
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	10,513,000	11,485,452
Laredo Petroleum, Inc.:
7.38%, 5/1/2022	8,650,000	9,169,000
9.50%, 2/15/2019	8,201,000	9,103,110
Linn Energy LLC/Linn Energy Finance Corp.:
6.75%, 11/1/2019 (a)	25,410,000	23,948,925
7.75%, 2/1/2021	15,500,000	15,577,500
8.63%, 4/15/2020	22,000,000	22,742,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	14,450,000	13,619,125
5.50%, 2/15/2023	11,960,000	11,989,900
6.75%, 11/1/2020	7,888,000	8,519,040
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	15,708,000	15,393,840
6.50%, 3/15/2021 (a)	8,225,000	8,286,688
7.00%, 3/31/2024 (a)	11,850,000	11,924,062
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (a)	11,110,000	10,971,125
10.75%, 10/1/2020 (a)	8,745,000	9,182,250
Murphy Oil USA, Inc. 6.00%, 8/15/2023 (a)	4,685,000	4,661,575
Newfield Exploration Co.:
5.63%, 7/1/2024	15,539,000	15,033,982
5.75%, 1/30/2022	11,074,000	11,046,315
6.88%, 2/1/2020	10,500,000	11,025,000
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)	9,500,000	8,787,500
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	7,740,000	7,759,350
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)	4,147,000	4,375,085
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023	13,360,000	13,026,000
7.50%, 11/1/2019	16,640,000	17,513,600
Oil States International, Inc. 6.50%, 6/1/2019	10,218,000	10,831,080
Pacific Drilling SA 5.38%, 6/1/2020 (a)	11,845,000	11,548,875
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	8,750,000	9,406,250
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	9,440,000	9,770,400
PDC Energy, Inc. 7.75%, 10/15/2022	3,155,000	3,344,300
Peabody Energy Corp.:
6.00%, 11/15/2018	22,860,000	22,802,850
6.25%, 11/15/2021	18,800,000	18,236,000
6.50%, 9/15/2020	12,247,000	12,063,295
Penn Virginia Corp. 8.50%, 5/1/2020	12,000,000	12,180,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.38%, 6/1/2020	16,020,000	16,660,800
PetroBakken Energy, Ltd. 8.63%, 2/1/2020 (a)	30,500,000	29,585,000
Precision Drilling Corp. 6.63%, 11/15/2020	8,416,000	8,899,920
QEP Resources, Inc.:
5.25%, 5/1/2023	9,728,000	9,071,360
5.38%, 10/1/2022	8,679,000	8,288,445
6.88%, 3/1/2021	10,730,000	11,400,625
Range Resources Corp.:
5.00%, 8/15/2022	10,023,000	9,697,253
5.00%, 3/15/2023	10,921,000	10,484,160
6.75%, 8/1/2020	7,179,000	7,735,373
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.50%, 11/1/2023 (a)	9,950,000	9,004,750
5.50%, 4/15/2023	10,675,000	10,248,000
6.88%, 12/1/2018	7,274,000	7,819,550
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	19,300,000	16,308,500
6.00%, 1/15/2019 (a)	8,820,000	7,761,600
6.88%, 4/15/2040 (a)	9,850,000	7,338,250
Rosetta Resources, Inc. 5.63%, 5/1/2021	11,444,000	10,871,800
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	28,681,000	28,071,529
5.63%, 4/15/2023 (a)	15,096,000	14,473,290
Samson Investment Co. 10.25%, 2/15/2020 (a)	37,050,000	39,273,000
Sanchez Energy Corp. 7.75%, 6/15/2021 (a)	4,520,000	4,407,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

SandRidge Energy, Inc.:
7.50%, 3/15/2021	$17,225,000	$17,397,250
7.50%, 2/15/2023	12,500,000	12,375,000
8.13%, 10/15/2022	12,178,000	12,299,780
SESI LLC:
6.38%, 5/1/2019	7,703,000	8,145,923
7.13%, 12/15/2021	11,712,000	12,795,360
SM Energy Co. 5.00%, 1/15/2024 (a)	7,233,000	6,654,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)	8,275,000	7,488,875
5.25%, 5/1/2023 (a)	10,716,000	10,501,680
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.13%, 10/15/2021	6,405,000	6,437,025
Unit Corp. 6.63%, 5/15/2021	13,500,000	13,837,500
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	8,495,000	8,601,188
Venoco, Inc. 8.88%, 2/15/2019	9,500,000	9,571,250
W&T Offshore, Inc. 8.50%, 6/15/2019	13,156,000	13,945,360
Walter Energy, Inc. 9.88%, 12/15/2020 (a)	10,795,000	9,391,650
Whiting Petroleum Corp.:
5.00%, 3/15/2019	15,887,000	15,926,717
5.75%, 3/15/2021	11,020,000	11,323,050
WPX Energy, Inc. 6.00%, 1/15/2022	17,302,000	17,539,902

		1,563,849,280

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (a)	11,387,000	9,992,093

PERSONAL PRODUCTS — 0.2%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	11,083,000	10,057,823
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	8,400,000	8,085,000

		18,142,823

PHARMACEUTICALS — 1.7%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	10,630,000	12,011,900
Endo Health Solutions, Inc. 7.00%, 7/15/2019	8,127,000	8,370,810
Grifols, Inc. 8.25%, 2/1/2018	15,531,000	16,676,411
Hospira, Inc. 5.60%, 9/15/2040	1,219,000	1,073,009
NBTY, Inc. 9.00%, 10/1/2018	8,950,000	9,822,625
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	30,230,000	31,439,200
VPII Escrow Corp.:
6.75%, 8/15/2018 (a)	24,507,000	26,222,490
7.50%, 7/15/2021 (a)	25,515,000	27,492,413
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	19,730,000	21,407,050

		154,515,908

REAL ESTATE INVESTMENT TRUSTS — 0.3%
DuPont Fabros Technology LP 5.88%, 9/15/2021 (a)	5,891,000	5,891,000
Felcor Lodging LP:
5.63%, 3/1/2023	9,226,000	8,614,778
6.75%, 6/1/2019 (b)	7,583,000	8,000,065
The Howard Hughes Corp. 6.88%, 10/1/2021 (a)	9,100,000	9,122,750

		31,628,593

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Services, Inc. 5.00%, 3/15/2023	13,543,000	12,696,562
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	11,165,000	12,197,763
Realogy Group LLC 7.63%, 1/15/2020 (a)	9,820,000	10,949,300
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	8,423,000	8,423,000

		44,266,625

ROAD & RAIL — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	9,784,000	10,615,640
CHC Helicopter SA 9.25%, 10/15/2020	19,550,000	20,820,750

		31,436,390

SEMICONDUCTORS — 0.9%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020	7,950,000	7,781,063
Amkor Technology, Inc. 6.38%, 10/1/2022	750,000	716,250
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	8,650,000	8,239,125
8.05%, 2/1/2020	11,305,000	11,898,512
Series 1 9.25%, 4/15/2018 (a)	19,781,000	21,412,932
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	9,000,000	8,370,000
6.50%, 5/15/2019 (a)(b)	6,390,000	6,869,250
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	9,853,000	9,631,308
SunEdison, Inc. 7.75%, 4/1/2019 (b)	10,000,000	10,350,000

		85,268,440

SOFTWARE — 1.3%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	8,062,000	8,072,077
6.13%, 9/15/2023 (a)	12,900,000	12,964,500
Audatex North America, Inc.:
6.00%, 6/15/2021 (a)	12,378,000	12,625,560
6.75%, 6/15/2018	12,642,000	13,400,520
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	15,674,000	16,261,775

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (a)	$8,932,000	$9,121,805
IMS Health, Inc.:
6.00%, 11/1/2020 (a)	7,491,000	7,650,184
12.50%, 3/1/2018 (a)	16,640,000	19,635,200
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	14,033,000	13,261,185
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)(b)	3,987,000	4,325,895

		117,318,701

SPECIALTY RETAIL — 3.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	7,689,000	8,169,563
7.00%, 5/20/2022	14,680,000	15,267,200
Best Buy Co., Inc.:
5.00%, 8/1/2018	8,688,000	8,926,920
5.50%, 3/15/2021	9,991,000	9,991,000
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	17,010,000	18,838,575
CST Brands, Inc. 5.00%, 5/1/2023 (a)	7,100,000	6,691,750
DineEquity, Inc. 9.50%, 10/30/2018	12,395,000	13,789,437
Dufry Finance SCA 5.50%, 10/15/2020 (a)	7,975,000	8,042,086
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021	1,000,000	997,500
L Brands, Inc.:
5.63%, 2/15/2022	14,775,000	15,144,375
6.63%, 4/1/2021	14,573,000	15,757,056
8.50%, 6/15/2019	8,325,000	9,927,563
Landry’s, Inc. 9.38%, 5/1/2020 (a)	10,624,000	11,208,320
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	12,025,000	12,175,312
Michaels Stores, Inc. 7.75%, 11/1/2018	14,285,000	15,356,375
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	8,099,000	8,301,475
Party City Holdings, Inc. 8.88%, 8/1/2020 (a)	9,177,000	9,865,275
Penske Automotive Group, Inc. 5.75%, 10/1/2022	9,148,000	8,965,040
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	9,250,000	9,920,625
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	6,780,000	6,881,700
Rite Aid Corp.:
6.75%, 6/15/2021 (a)	11,900,000	12,361,125
8.00%, 8/15/2020	9,892,000	11,054,310
9.25%, 3/15/2020	13,861,000	15,732,235
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	12,794,000	12,825,985
6.88%, 11/15/2019	10,007,000	10,957,665
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	10,160,000	10,693,400
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	11,740,000	12,297,650

		300,139,517

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	17,765,000	18,786,488
10.75%, 10/15/2019 (a)	13,104,000	13,169,520

		31,956,008

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. 6.38%, 12/15/2020	15,354,000	16,543,935
Levi Strauss & Co.:
6.88%, 5/1/2022	9,725,000	10,308,500
7.63%, 5/15/2020	7,100,000	7,650,250
PVH Corp.:
4.50%, 12/15/2022	10,728,000	10,137,960
7.38%, 5/15/2020	8,099,000	8,827,910

		53,468,555

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	7,143,000	7,250,145

TOBACCO — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	14,400,000	13,536,000

TRADING COMPANIES & DISTRIBUTORS — 0.5%
United Rentals North America, Inc.:
7.38%, 5/15/2020	11,550,000	12,445,125
7.63%, 4/15/2022	17,045,000	18,536,438
8.38%, 9/15/2020	12,070,000	13,367,525

		44,349,088

TRANSPORTATION INFRASTRUCTURE — 0.2%
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	8,525,000	8,525,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.63%, 11/1/2017	200,000	207,500
Swift Services Holdings, Inc. 10.00%, 11/15/2018	5,000,000	5,550,000

		14,282,500

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	18,233,000	17,047,855
10.50%, 3/1/2021 (a)	27,247,000	22,070,070
Cincinnati Bell, Inc. 8.38%, 10/15/2020	11,500,000	12,161,250
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	43,260,000	45,260,775
12.00%, 12/1/2017 (a)(b)	9,600,000	11,184,000
CommScope Holding Co., Inc. 6.63%, 6/1/2020 (a)	8,460,000	8,417,700
Crown Castle International Corp.:
5.25%, 1/15/2023	25,519,000	23,477,480
7.13%, 11/1/2019	9,105,000	9,765,113
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)	21,638,000	21,746,190
6.63%, 4/1/2023 (a)	26,700,000	26,766,750

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

7.88%, 9/1/2018	$16,110,000	$17,418,937
Millicom International Cellular SA 4.75%, 5/22/2020 (a)	5,500,000	5,115,000
Nokia Oyj 5.38%, 5/15/2019	16,205,000	16,448,075
Nokia OYJ 6.63%, 5/15/2039	7,943,000	7,625,280
Sprint Corp. 7.88%, 9/15/2023 (a)	23,083,000	23,544,660
Sprint Nextel Corp.:
6.00%, 11/15/2022	36,800,000	33,856,000
7.00%, 8/15/2020	14,150,000	14,397,625
9.00%, 11/15/2018 (a)	46,735,000	54,796,787

		371,099,547

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,101,950,255)		8,965,514,399

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)(g) (Cost $73,640,339)	73,640,339	73,640,339

TOTAL INVESTMENTS — 98.4% (h)
(Cost $9,175,590,594)		9,039,154,738
OTHER ASSETS & LIABILITIES — 1.6%		142,614,048

NET ASSETS — 100.0%		$9,181,768,786

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.5% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	When-issued security.
(d)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 1.8%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$5,000,000	$5,029,155
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	7,750,000	8,040,625
7.50%, 3/15/2018 (a)	5,825,000	6,538,562
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	7,943,000	8,538,725
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	7,450,000	8,101,875
Sequa Corp. 7.00%, 12/15/2017 (a)	2,287,500	2,287,500
Triumph Group, Inc. 8.63%, 7/15/2018	4,000,000	4,340,000

		42,876,442

AIRLINES — 0.8%
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018	7,500,000	7,631,250
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	6,460,000	6,653,800
US Airways Group, Inc. 6.13%, 6/1/2018	5,151,000	4,938,521

		19,223,571

AUTO COMPONENTS — 0.8%
Chassix, Inc. 9.25%, 8/1/2018 (a)	2,824,000	2,986,380
Cooper-Standard Automotive, Inc. 8.50%, 5/1/2018	3,300,000	3,514,500
Jaguar Land Rover Automotive PLC 7.75%, 5/15/2018 (a)	3,497,000	3,776,760
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	9,250,000	9,689,375

		19,967,015

AUTOMOBILES — 0.3%
General Motors Co. 3.50%, 10/2/2018 (a)	6,451,000	6,434,873

BEVERAGES — 0.7%
Constellation Brands, Inc.:
7.25%, 9/1/2016	6,350,000	7,223,125
7.25%, 5/15/2017	5,185,000	5,936,825
8.38%, 12/15/2014	4,280,000	4,611,700

		17,771,650

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	4,125,000	4,444,688

BUILDING PRODUCTS — 3.1%
Associated Materials LLC 9.13%, 11/1/2017	6,300,000	6,693,750
Building Materials Corp. of America 6.88%, 8/15/2018 (a)	4,568,000	4,882,050
Calcipar SA 6.88%, 5/1/2018 (a)	2,840,000	2,960,700
Euramax International, Inc. 9.50%, 4/1/2016	2,623,000	2,511,523
Griffon Corp. 7.13%, 4/1/2018	4,216,000	4,468,960
Hanson PLC 6.13%, 8/15/2016	7,660,000	8,311,100
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	3,040,000	3,458,000
Lafarge SA:
6.20%, 7/9/2015 (a)(b)	4,845,000	5,123,587
6.50%, 7/15/2016	5,863,000	6,376,012
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,361,700
6.13%, 10/3/2016	8,626,000	9,542,512
Ply Gem Industries, Inc. 8.25%, 2/15/2018	9,683,000	10,360,810
USG Corp.:
6.30%, 11/15/2016	2,874,000	3,039,255
9.75%, 1/15/2018	3,831,000	4,434,383

		74,524,342

CAPITAL MARKETS — 0.5%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	3,000,000	3,030,000
E*TRADE Financial Corp.:
6.00%, 11/15/2017	4,125,000	4,341,563
6.75%, 6/1/2016	3,550,000	3,780,750

		11,152,313

CHEMICALS — 1.6%
Ashland, Inc.:
3.00%, 3/15/2016	4,115,000	4,166,438
3.88%, 4/15/2018	5,454,000	5,385,825
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	10,500,000	10,867,500
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	5,348,000	5,227,670
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	2,660,000	2,008,300
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	3,150,000	3,268,125
11.00%, 8/15/2017 (a)	3,000,000	3,060,000
PQ Corp. 8.75%, 5/1/2018 (a)	4,200,000	4,473,000

		38,456,858

COMMERCIAL BANKS — 3.8%
CIT Group, Inc.:
4.25%, 8/15/2017	9,388,000	9,564,025
4.75%, 2/15/2015 (a)	7,736,000	8,006,760
5.00%, 5/15/2017	6,750,000	7,095,937
5.25%, 4/1/2014 (a)	6,150,000	6,249,937
5.25%, 3/15/2018	7,350,000	7,699,125
6.63%, 4/1/2018 (a)	3,605,000	3,965,500
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	3,168,000	3,372,558
First Tennessee Bank NA 5.05%, 1/15/2015	3,325,000	3,458,166
HBOS PLC 6.75%, 5/21/2018 (a)	18,550,000	20,612,649
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018	4,000,000	4,020,000

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 11/12/2013	$5,125,000	$5,137,813
5.00%, 10/1/2014	9,799,000	10,043,152
Synovus Financial Corp. 5.13%, 6/15/2017	3,560,000	3,604,500

		92,830,122

COMMERCIAL SERVICES — 0.9%
Ceridian Corp. 11.25%, 11/15/2015	7,550,000	7,625,500
National Money Mart Co. 10.38%, 12/15/2016	7,206,000	7,548,285
RR Donnelley & Sons Co. 7.25%, 5/15/2018	5,332,000	5,891,860

		21,065,645

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)	3,173,000	3,339,582
Cenveo Corp. 8.88%, 2/1/2018	5,800,000	5,771,000
DynCorp International, Inc. 10.38%, 7/1/2017	4,125,000	4,248,750
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	2,350,000	2,397,000
Interactive Data Corp. 10.25%, 8/1/2018	8,500,000	9,424,375
iPayment, Inc. 10.25%, 5/15/2018	3,500,000	2,485,000
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	5,992,000	6,336,540
Nord Anglia Education UK Holdings PLC 10.25%, 4/1/2017 (a)	3,000,000	3,330,000
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018	5,000,000	5,075,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	5,346,000	5,426,190
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	4,500,000	4,736,250
The ADT Corp. 2.25%, 7/15/2017	7,840,000	7,487,412

		60,057,099

COMPUTERS & PERIPHERALS — 1.3%
Dell, Inc.:
2.30%, 9/10/2015	6,000,000	6,000,564
3.10%, 4/1/2016	3,500,000	3,500,686
5.65%, 4/15/2018	5,000,000	4,992,060
iGate Corp. 9.00%, 5/1/2016	6,375,000	6,837,188
Infor US, Inc. 11.50%, 7/15/2018	8,500,000	9,817,500

		31,147,998

CONSTRUCTION MATERIALS — 0.5%
Vulcan Materials Co.:
6.40%, 11/30/2017 (b)	2,425,000	2,643,250
6.50%, 12/1/2016	6,415,000	7,056,500
7.00%, 6/15/2018	3,040,000	3,427,600

		13,127,350

CONSUMER FINANCE — 1.3%
SLM Corp.:
5.00%, 4/15/2015	2,000,000	2,080,000
6.00%, 1/25/2017	6,500,000	6,890,000
6.25%, 1/25/2016	9,100,000	9,691,500
8.45%, 6/15/2018	10,435,000	11,765,463

		30,426,963

CONTAINERS & PACKAGING — 0.9%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)	4,150,000	4,440,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)	2,500,000	2,671,875
Berry Plastics Corp. 9.50%, 5/15/2018	6,750,000	7,306,875
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	5,385,000	6,058,125
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	2,300,000	2,380,500

		22,857,875

DISTRIBUTORS — 0.4%
VWR Funding, Inc. 7.25%, 9/15/2017	8,415,000	8,877,825

DIVERSIFIED CONSUMER SERVICES — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.50%, 5/15/2018	11,800,000	12,331,000

DIVERSIFIED FINANCIAL SERVICES — 12.7%
Aircastle, Ltd.:
6.75%, 4/15/2017	4,750,000	5,082,500
9.75%, 8/1/2018	1,000,000	1,105,000
Ally Financial, Inc.:
3.13%, 1/15/2016	2,050,000	2,056,593
3.50%, 7/18/2016	4,550,000	4,595,500
4.50%, 2/11/2014	5,973,000	6,027,414
4.63%, 6/26/2015	7,100,000	7,330,658
4.75%, 9/10/2018	4,400,000	4,380,332
5.50%, 2/15/2017	6,875,000	7,215,072
6.25%, 12/1/2017	4,115,000	4,400,367
6.75%, 12/1/2014	2,600,000	2,730,000
6.75%, 12/1/2014	2,150,000	2,254,813
7.50%, 12/31/2013	2,662,000	2,698,603
8.30%, 2/12/2015	8,725,000	9,401,187
Alphabet Holding Co., Inc. 7.75%, 11/1/2017	5,750,000	5,908,125
CEVA Group PLC 8.38%, 12/1/2017 (a)	7,000,000	7,052,500
CNH Capital LLC:
3.63%, 4/15/2018	5,750,000	5,721,250
3.88%, 11/1/2015	7,326,000	7,545,780
6.25%, 11/1/2016	5,727,000	6,299,700
Credit Acceptance Corp. 9.13%, 2/1/2017	4,435,000	4,701,100
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	8,893,000	8,870,767
3.25%, 5/15/2018 (a)	5,798,000	5,638,555
4.75%, 8/15/2017 (a)	8,135,000	8,419,725

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 6/1/2018	$5,250,000	$5,814,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	10,350,000	10,686,375
8.00%, 1/15/2018	22,850,000	23,935,375
International Lease Finance Corp.:
3.88%, 4/15/2018	6,836,000	6,605,285
4.88%, 4/1/2015	4,650,000	4,809,295
5.65%, 6/1/2014	8,559,000	8,751,577
5.75%, 5/15/2016	4,850,000	5,142,363
6.63%, 11/15/2013	2,900,000	2,914,500
8.63%, 9/15/2015	7,825,000	8,636,844
8.75%, 3/15/2017	8,600,000	9,868,500
8.88%, 9/1/2017	3,650,000	4,224,875
MPH Intermediate Holding Co. 2 8.38%, 8/1/2018 (a)	6,500,000	6,658,437
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 8/1/2018	2,000,000	2,010,000
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	5,000,000	4,912,500
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)	4,500,000	4,983,750
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	5,602,000	5,808,691
SLM Corp.:
3.88%, 9/10/2015	3,975,000	4,054,500
4.63%, 9/25/2017	2,750,000	2,784,375
5.00%, 10/1/2013	3,000,000	3,000,000
5.05%, 11/14/2014	1,100,000	1,135,750
5.38%, 5/15/2014	1,434,000	1,464,473
Springleaf Finance Corp.:
5.40%, 12/1/2015	6,950,000	7,193,250
5.75%, 9/15/2016	6,300,000	6,504,750
6.90%, 12/15/2017	24,940,000	26,062,300
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	4,850,000	5,068,250
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	3,973,000	4,211,380
9.63%, 6/15/2018	4,910,000	5,315,075
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	6,250,000	6,945,312

		308,937,698

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
Brightstar Corp. 9.50%, 12/1/2016 (a)	2,400,000	2,508,000
CenturyLink, Inc.:
5.00%, 2/15/2015	1,954,000	2,032,160
5.15%, 6/15/2017	2,350,000	2,461,625
6.00%, 4/1/2017	6,000,000	6,450,000
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	5,133,000	5,348,586
8.75%, 3/15/2018	5,790,000	6,115,688
Frontier Communications Corp. 8.25%, 4/15/2017	7,725,000	8,767,875
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	6,139,000	6,430,602
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)	5,950,000	6,173,125
Level 3 Financing, Inc. 10.00%, 2/1/2018	7,325,000	7,846,906
Qwest Communications International, Inc. 7.13%, 4/1/2018	6,850,000	7,106,875
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)(b)	5,100,000	5,380,500
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	6,700,000	4,824,000
Sprint Nextel Corp. 9.13%, 3/1/2017	9,798,000	11,267,700
T-Mobile USA, Inc. 5.25%, 9/1/2018 (a)	4,384,000	4,460,720
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	8,983,000	9,342,320
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(b)	2,250,000	2,160,000
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	11,150,000	11,540,250
7.25%, 2/15/2018 (a)	4,700,000	4,864,500
11.75%, 7/15/2017 (a)	14,850,000	15,778,125
Windstream Corp.:
7.88%, 11/1/2017	9,905,000	11,044,075
8.13%, 9/1/2018	4,500,000	4,837,500

		146,741,132

ELECTRIC UTILITIES — 3.3%
Calpine Corp. 7.25%, 10/15/2017 (a)	10,750,000	11,153,125
DPL, Inc. 6.50%, 10/15/2016	3,550,000	3,763,000
EDP Finance BV 6.00%, 2/2/2018 (a)	7,610,000	7,876,350
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)	4,800,000	4,884,000
FirstEnergy Corp. 2.75%, 3/15/2018	6,000,000	5,835,390
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	3,600,000	3,735,000
7.25%, 4/1/2016 (a)	5,085,000	5,593,500
NRG Energy, Inc. 7.63%, 1/15/2018	9,900,000	10,964,250
RRI Energy, Inc. 7.88%, 6/15/2017	7,525,000	8,127,000
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	5,000,000	112,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	1,350,000	30,375
The AES Corp.:
7.75%, 10/15/2015	3,398,000	3,771,780
8.00%, 10/15/2017	10,012,000	11,513,800
9.75%, 4/15/2016	2,650,000	3,093,875

		80,453,945

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Atkore International, Inc. 9.88%, 1/1/2018	$4,320,000	$4,665,600
CDW LLC/CDW Finance Corp. 12.54%, 10/12/2017	1,288,000	1,339,520
Kemet Corp. 10.50%, 5/1/2018	3,500,000	3,115,000
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	5,400,000	5,454,000
3.75%, 6/1/2018 (a)	7,188,000	7,008,300
WireCo WorldGroup, Inc. 9.50%, 5/15/2017 (b)	3,350,000	3,467,250

		25,049,670

ENERGY EQUIPMENT & SERVICES — 0.1%
Pioneer Energy Services Corp. 9.88%, 3/15/2018	3,460,000	3,736,800

ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	4,040,000	3,999,600
Aguila 3 SA:
7.88%, 1/31/2018 (a)	5,676,000	5,931,420
7.88%, 1/31/2018 (a)	1,300,000	1,358,500

		11,289,520

FOOD PRODUCTS — 1.5%
BI-LO LLC/BI-LO Finance Corp. 8.63%, 9/15/2018 (a)	5,000,000	5,075,000
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	7,850,000	8,497,625
Dean Foods Co. 7.00%, 6/1/2016	4,853,000	5,350,432
Michael Foods Group, Inc. 9.75%, 7/15/2018	6,525,000	7,136,719
Smithfield Foods, Inc. 7.75%, 7/1/2017	4,160,000	4,732,000
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	2,947,000	3,020,675
TreeHouse Foods, Inc. 7.75%, 3/1/2018	2,750,000	2,908,125

		36,720,576

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Accellent, Inc. 8.38%, 2/1/2017	2,735,000	2,847,819
Alere, Inc. 7.25%, 7/1/2018	4,250,000	4,590,000
Bausch & Lomb, Inc. 9.88%, 11/1/2015 (b)	2,300,000	2,314,375
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	3,415,000	3,619,900
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	3,175,000	3,524,250

		16,896,344

HEALTH CARE PROVIDERS & SERVICES — 4.2%
Capella Healthcare, Inc. 9.25%, 7/1/2017	4,451,000	4,762,570
Centene Corp. 5.75%, 6/1/2017	6,700,000	7,068,500
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	16,463,000	16,751,102
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	4,180,000	4,639,800
HCA, Inc.:
5.75%, 3/15/2014	6,050,000	6,163,437
6.38%, 1/15/2015	7,200,000	7,596,000
6.50%, 2/15/2016	7,875,000	8,534,531
Health Management Associates, Inc. 6.13%, 4/15/2016	4,519,000	4,937,008
Health Net, Inc. 6.38%, 6/1/2017	4,525,000	4,807,813
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	6,000,000	6,510,000
Multiplan, Inc. 9.88%, 9/1/2018 (a)	5,900,000	6,519,500
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	3,150,000	3,126,375
9.88%, 4/15/2017	3,100,000	2,216,500
Tenet Healthcare Corp. 9.25%, 2/1/2015	2,749,000	3,003,283
Universal Health Services, Inc. 7.13%, 6/30/2016	3,240,000	3,616,650
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	10,500,000	11,077,500

		101,330,569

HOTELS, RESTAURANTS & LEISURE — 3.8%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	3,401,000	3,673,080
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015	4,050,000	3,645,000
6.50%, 6/1/2016	3,000,000	2,295,000
10.75%, 2/1/2016	3,774,000	3,264,510
11.25%, 6/1/2017	17,475,000	17,737,125
12.75%, 4/15/2018	5,500,000	3,410,000
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	11,700,000	12,255,750
Diamond Resorts Corp. 12.00%, 8/15/2018	500,000	555,000
Marina District Finance Co., Inc. 9.50%, 10/15/2015	3,021,000	3,168,274
MGM Mirage, Inc.:
6.63%, 7/15/2015	7,568,000	8,154,520
7.63%, 1/15/2017	8,223,000	9,189,202
MGM Resorts International:
5.88%, 2/27/2014	3,300,000	3,361,875
7.50%, 6/1/2016	6,700,000	7,487,250
10.00%, 11/1/2016	4,850,000	5,771,500
11.38%, 3/1/2018	4,050,000	5,153,625
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	3,378,000	3,774,915

		92,896,626

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD DURABLES — 2.1%
Centex Corp. 6.50%, 5/1/2016	$3,100,000	$3,425,500
DR Horton, Inc.:
3.63%, 2/15/2018	2,850,000	2,807,250
4.75%, 5/15/2017	3,526,000	3,684,670
6.50%, 4/15/2016	2,732,000	2,977,880
Jarden Corp. 7.50%, 5/1/2017	5,480,000	6,247,200
Lennar Corp.:
4.75%, 12/15/2017	2,825,000	2,902,688
Series B 5.60%, 5/31/2015	3,556,000	3,751,580
12.25%, 6/1/2017	3,825,000	4,876,875
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	6,735,000	6,953,887
Standard Pacific Corp. 8.38%, 5/15/2018	7,464,000	8,434,320
Toll Brothers Finance Corp. 8.91%, 10/15/2017 (b)	3,575,000	4,254,250

		50,316,100

HOUSEHOLD PRODUCTS — 0.3%
American Achievement Corp. 10.88%, 4/15/2016 (a)	3,250,000	3,351,563
Central Garden and Pet Co. 8.25%, 3/1/2018	3,599,000	3,554,012

		6,905,575

INDUSTRIAL CONGLOMERATES — 0.3%
Polypore International, Inc. 7.50%, 11/15/2017 (b)	2,514,000	2,664,840
SPX Corp. 7.63%, 12/15/2014	3,380,000	3,608,150

		6,272,990

IT SERVICES — 1.2%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	3,025,000	3,100,625
First Data Corp. 11.25%, 3/31/2016	16,335,000	16,335,000
GXS Worldwide, Inc. 9.75%, 6/15/2015	8,334,000	8,563,185

		27,998,810

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 8/1/2018	4,400,000	4,823,500
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	4,060,000	4,303,641
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013	2,942,000	2,960,387
Sabre Holdings Corp. 8.35%, 3/15/2016	5,079,000	5,536,110

		17,623,638

MACHINERY — 1.6%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	3,300,000	3,498,000
Cascades, Inc. 7.75%, 12/15/2017	6,593,000	6,889,685
Case New Holland, Inc. 7.88%, 12/1/2017	11,300,000	13,136,250
SPX Corp. 6.88%, 9/1/2017	5,970,000	6,626,700
The Manitowoc Co., Inc. 9.50%, 2/15/2018	4,715,000	5,056,837
Victor Technologies Group, Inc. 9.00%, 12/15/2017	4,230,000	4,557,825

		39,765,297

MEDIA — 5.8%
Affinion Group, Inc. 11.50%, 10/15/2015	3,100,000	2,697,000
Allbritton Communications Co. 8.00%, 5/15/2018	3,500,000	3,766,875
American Media, Inc. 11.50%, 12/15/2017	3,050,000	3,172,000
Cablevision Systems Corp.:
7.75%, 4/15/2018	7,050,000	7,896,000
8.63%, 9/15/2017	8,700,000	9,983,250
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	10,400,000	11,011,000
Clear Channel Communications, Inc.:
5.50%, 9/15/2014	3,650,000	3,586,125
10.75%, 8/1/2016	1,500,000	1,346,250
CSC Holdings LLC 7.63%, 7/15/2018	5,250,000	6,011,250
DISH DBS Corp.:
4.25%, 4/1/2018	8,416,000	8,426,520
4.63%, 7/15/2017	7,200,000	7,362,000
6.63%, 10/1/2014	8,775,000	9,213,750
7.00%, 10/1/2013	2,363,000	2,363,000
7.13%, 2/1/2016	12,125,000	13,322,344
7.75%, 5/31/2015	5,325,000	5,817,563
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a)	4,750,000	4,773,750
11.00%, 8/15/2018 (a)	2,500,000	2,006,250
11.00%, 8/15/2018 (a)	2,500,000	2,006,250
Lamar Media Corp.:
7.88%, 4/15/2018	3,741,000	3,993,518
9.75%, 4/1/2014	2,100,000	2,184,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,525,000	6,639,187
Quebecor Media, Inc. 7.75%, 3/15/2016	2,896,000	2,946,680
Sinclair Television Group, Inc. 9.25%, 11/1/2017 (a)	4,443,000	4,674,480
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	10,150,000	10,568,687
Visant Corp. 10.00%, 10/1/2017	6,200,000	5,766,000

		141,533,729

METALS & MINING — 7.0%
Aleris International, Inc. 7.63%, 2/15/2018	5,783,000	6,043,235
ArcelorMittal:
4.25%, 2/25/2015	4,012,000	4,112,300
4.25%, 8/5/2015	8,800,000	9,064,000
4.25%, 3/1/2016	3,685,000	3,781,731
5.00%, 2/25/2017	11,931,000	12,408,240

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 6/1/2018	$12,600,000	$13,356,000
9.50%, 2/15/2015	6,700,000	7,344,875
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)	4,400,000	4,015,000
Commercial Metals Co. 6.50%, 7/15/2017	3,107,000	3,355,560
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)	3,850,000	3,898,125
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)	2,800,000	2,646,000
9.88%, 6/15/2015 (a)	2,100,000	1,648,500
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	3,800,000	3,439,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	9,665,000	9,906,625
6.38%, 2/1/2016 (a)	4,950,000	5,061,375
6.88%, 2/1/2018 (a)	6,800,000	7,106,000
7.00%, 11/1/2015 (a)	19,900,000	20,497,000
JMC Steel Group 8.25%, 3/15/2018 (a)	6,350,000	6,207,125
Mirabela Nickel Ltd. 8.75%, 4/15/2018 (a)	2,750,000	1,072,500
Mueller Water Products, Inc. 7.38%, 6/1/2017	3,385,000	3,469,625
Novelis, Inc. 8.38%, 12/15/2017	12,322,000	13,215,345
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017	6,250,000	6,468,750
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	4,800,000	5,376,000
Severstal Columbus LLC 10.25%, 2/15/2018	4,050,000	4,303,125
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	2,725,000	2,956,625
United States Steel Corp.:
6.05%, 6/1/2017	5,147,000	5,404,350
7.00%, 2/1/2018	4,450,000	4,717,000

		170,874,011

MULTILINE RETAIL — 0.3%
SUPERVALU, Inc. 8.00%, 5/1/2016	7,175,000	7,856,625

OIL, GAS & CONSUMABLE FUELS — 10.3%
Afren PLC 11.50%, 2/1/2016 (a)	3,900,000	4,475,250
Alpha Natural Resources, Inc. 9.75%, 4/15/2018	3,650,000	3,704,750
Antero Resources Finance Corp. 9.38%, 12/1/2017	5,673,000	5,999,197
Arch Coal, Inc. 8.75%, 8/1/2016	5,712,000	5,712,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	2,550,000	2,709,375
Chesapeake Energy Corp.:
3.25%, 3/15/2016	4,900,000	4,918,375
6.50%, 8/15/2017	4,975,000	5,484,938
9.50%, 2/15/2015	8,775,000	9,663,469
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	3,250,000	3,335,313
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	3,500,000	3,574,200
Consol Energy, Inc. 8.00%, 4/1/2017	12,170,000	12,930,625
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	5,853,000	6,218,812
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	9,063,000	9,357,547
El Paso Corp.:
7.00%, 6/15/2017	7,181,000	8,008,775
7.25%, 6/1/2018	4,500,000	5,046,953
Endeavour International Corp. 12.00%, 3/1/2018	4,073,000	4,235,920
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	8,000,000	8,880,000
EPL Oil & Gas, Inc. 8.25%, 2/15/2018	4,290,000	4,525,950
EXCO Resources, Inc. 7.50%, 9/15/2018	6,500,000	6,191,250
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	9,743,000	10,217,971
Harvest Operations Corp. 6.88%, 10/1/2017	6,195,000	6,628,650
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	8,650,000	9,381,037
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	6,895,000	7,427,080
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	2,857,360	2,956,288
Newfield Exploration Co. 7.13%, 5/15/2018	6,750,000	7,020,000
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	12,000,000	10,590,000
NuStar Logistics LP 8.15%, 4/15/2018	2,297,000	2,566,898
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	5,450,000	5,858,750
Parker Drilling Co. 9.13%, 4/1/2018	5,044,000	5,397,080
Peabody Energy Corp. 7.38%, 11/1/2016	5,900,000	6,593,250
Quicksilver Resources, Inc. 7.13%, 4/1/2016	3,500,000	3,325,000
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)	2,975,000	2,960,125
6.85%, 7/15/2018 (a)	5,050,000	4,759,625
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017	3,100,000	3,115,500
Sabine Pass LNG LP 7.50%, 11/30/2016	15,090,000	16,599,000
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	11,100,000	11,211,000
Stone Energy Corp. 8.63%, 2/1/2017	3,226,000	3,411,495
Tesoro Corp. 4.25%, 10/1/2017	4,225,000	4,330,625

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

WPX Energy, Inc. 5.25%, 1/15/2017	$5,730,000	$6,045,150
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)	4,000,000	3,980,000

		249,347,223

PAPER & FOREST PRODUCTS — 0.2%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	3,800,000	3,952,000

PHARMACEUTICALS — 1.8%
Grifols, Inc. 8.25%, 2/1/2018	10,450,000	11,220,688
Hospira, Inc. 6.05%, 3/30/2017	4,416,000	4,844,356
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	6,877,000	7,117,695
6.75%, 10/1/2017 (a)	5,650,000	6,031,375
VPII Escrow Corp. 6.75%, 8/15/2018 (a)	13,472,000	14,415,040

		43,629,154

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Atlantic Finance, Ltd. 10.75%, 5/27/2014 (a)	1,050,000	1,103,252
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)(b)	3,736,000	4,016,200
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	5,291,000	5,291,000

		10,410,452

REGIONAL BANKS — 0.4%
Regions Bank 7.50%, 5/15/2018	7,727,000	9,087,841

RETAIL — 0.3%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017 (a)	6,450,000	7,062,750

SEMICONDUCTORS — 0.8%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	12,428,000	13,453,310
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	7,000,000	6,842,500

		20,295,810

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017 (b)	4,897,000	5,117,365

SOFTWARE — 0.8%
Audatex North America, Inc. 6.75%, 6/15/2018	8,200,000	8,692,000
Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (a)	2,500,000	2,553,125
IMS Health, Inc. 12.50%, 3/1/2018 (a)	6,550,000	7,729,000

		18,974,125

SPECIALTY RETAIL — 2.2%
AutoNation, Inc. 6.75%, 4/15/2018	3,705,000	4,191,281
Best Buy Co., Inc.:
3.75%, 3/15/2016 (b)	3,429,000	3,531,870
5.00%, 8/1/2018	4,333,000	4,452,158
Limited Brands, Inc. 6.90%, 7/15/2017	6,125,000	6,921,250
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017	3,950,000	3,624,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	6,000,000	6,075,000
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	4,000,000	4,100,000
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	5,905,000	5,993,575
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	3,550,000	3,594,375
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	6,086,000	6,375,085
Toys R Us, Inc. 10.38%, 8/15/2017	4,050,000	3,898,125

		52,756,844

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9.00%, 2/15/2018 (a)	3,000,000	3,082,500

THRIFTS & MORTGAGE FINANCE — 0.2%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	3,905,000	3,963,575

TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals North America, Inc. 5.75%, 7/15/2018	8,716,000	9,151,800

TRANSPORTATION INFRASTRUCTURE — 1.1%
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	3,458,000	3,561,740
BW Group, Ltd. 6.63%, 6/28/2017 (a)	3,400,000	3,485,000
CMA CGM SA 8.50%, 4/15/2017 (a)	3,350,000	3,149,000
Florida East Coast Railway Corp. 8.13%, 2/1/2017	4,315,000	4,525,356
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.63%, 11/1/2017	5,200,000	5,395,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88%, 11/1/2017	6,365,000	6,651,425

		26,767,521

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	15,375,000	16,086,094
12.00%, 12/1/2015 (a)	9,350,000	9,782,437
12.00%, 12/1/2017 (a)(b)	4,050,000	4,718,250

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

eAccess, Ltd. 8.25%, 4/1/2018 (a)	$3,000,000	$3,285,000
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	9,325,000	10,082,656
Sprint Nextel Corp.:
6.00%, 12/1/2016	18,350,000	19,451,000
8.38%, 8/15/2017	12,500,000	14,125,000
UPC Holding BV 9.88%, 4/15/2018 (a)	3,532,000	3,832,220

		81,362,657

TOTAL CORPORATE BONDS & NOTES —
(Cost $2,371,245,323)		2,365,734,901

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $23,195,285)	23,195,285	23,195,285

TOTAL INVESTMENTS — 98.6% (f)
(Cost $2,394,440,608)		2,388,930,186
OTHER ASSETS & LIABILITIES — 1.4%		34,708,028

NET ASSETS — 100.0%		$2,423,638,214

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.9% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedule of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 0.6%
United Technologies Corp.:
0.53%, 12/2/2013 (a)(b)	$1,463,000	$1,463,834
0.76%, 6/1/2015 (a)	438,000	440,911

		1,904,745

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 0.68%, 2/4/2014 (a)	450,000	450,578

AUTOMOBILES — 1.9%
Daimler Finance North America LLC:
0.86%, 3/28/2014 (a)(c)	670,000	671,754
0.87%, 1/9/2015 (a)(c)	1,050,000	1,053,712
0.95%, 8/1/2016 (a)(b)(c)	600,000	601,350
1.05%, 4/10/2014 (a)(c)	650,000	652,083
Nissan Motor Acceptance 0.95%, 9/26/2016 (a)(c)	600,000	600,980
Volkswagen International Finance NV:
0.86%, 4/1/2014 (a)(c)	1,621,000	1,624,072
0.86%, 11/20/2014 (a)(c)	400,000	401,862
1.00%, 3/21/2014 (a)(c)	750,000	752,236

		6,358,049

BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc. 0.81%, 1/27/2014 (a)	1,400,000	1,402,636
PepsiCo, Inc.:
0.47%, 7/30/2015 (a)	600,000	600,446
0.47%, 2/26/2016 (a)	1,542,000	1,542,760
SABMiller Holdings, Inc. 0.95%, 8/1/2018 (a)(c)	400,000	402,465
The Coca-Cola Co.:
0.20%, 3/14/2014 (a)	1,550,000	1,550,206
0.24%, 3/5/2015 (a)	800,000	799,590

		6,298,103

CAPITAL MARKETS — 8.6%
Morgan Stanley:
0.57%, 1/9/2014 (a)	1,850,000	1,849,519
0.72%, 10/18/2016 (a)(b)	2,000,000	1,967,244
0.75%, 10/15/2015 (a)	2,600,000	2,580,191
1.51%, 2/25/2016 (a)	1,300,000	1,311,424
1.55%, 4/25/2018 (a)(b)	800,000	802,834
1.86%, 1/24/2014 (a)	2,726,000	2,736,111
Svensk Exportkredit AB:
0.56%, 1/23/2017 (a)	550,000	551,097
1.01%, 8/14/2014 (a)(b)	992,000	998,475
The Bear Stearns Cos LLC 0.65%, 11/21/2016 (a)	1,638,000	1,622,372
The Goldman Sachs Group, Inc.:
0.67%, 7/22/2015 (a)	2,366,000	2,353,358
0.70%, 3/22/2016 (a)	5,781,000	5,732,191
0.77%, 1/12/2015 (a)	1,483,000	1,481,203
0.85%, 9/29/2014 (a)	1,288,000	1,291,283
1.26%, 11/21/2014 (a)(b)	546,000	549,125
1.27%, 2/7/2014 (a)	882,000	884,507
1.47%, 4/30/2018 (a)(b)	2,450,000	2,455,468

		29,166,402

CHEMICALS — 0.2%
EI du Pont de Nemours & Co. 0.67%, 3/25/2014 (a)	800,000	801,717

COMMERCIAL BANKS — 42.7%
Abbey National Treasury Services PLC 1.84%, 4/25/2014 (a)(b)	1,175,000	1,184,066
ABN Amro Bank NV 2.04%, 1/30/2014 (a)(c)	1,185,000	1,190,789
Achmea Hypotheekbank NV 0.62%, 11/3/2014 (a)(c)	550,000	551,560
African Development Bank 0.60%, 8/4/2014 (a)	1,371,000	1,374,234
American Express Bank FSB 0.48%, 6/12/2017 (a)	400,000	395,781
American Express Centurion Bank 0.71%, 11/13/2015 (a)	550,000	551,769
ANZ National International Ltd./New Zealand 1.25%, 12/20/2013 (a)(c)	1,038,000	1,040,440
Australia & New Zealand Banking Group Ltd.:
0.47%, 5/7/2015 (a)(c)	1,900,000	1,901,860
0.82%, 5/15/2018 (a)	1,065,000	1,064,063
1.01%, 1/10/2014 (a)(c)	795,000	796,417
Banco Bradesco SA 2.36%, 5/16/2014 (a)	850,000	854,824
Banco Santander Chile 1.87%, 1/19/2016 (a)(c)	350,000	351,750
Bank of Montreal:
0.49%, 9/24/2015 (a)	600,000	600,121
0.73%, 9/11/2015 (a)	1,100,000	1,105,620
0.73%, 4/29/2014 (a)	408,000	409,088
0.79%, 7/15/2016 (a)(b)	1,030,000	1,033,984
0.87%, 4/9/2018 (a)	450,000	450,401
Bank of Nova Scotia:
0.65%, 3/15/2016 (a)	492,000	492,629
0.79%, 7/15/2016 (a)	1,314,000	1,318,720
1.31%, 1/12/2015 (a)	600,000	606,838
Barclays Bank PLC 1.31%, 1/13/2014 (a)	1,053,000	1,055,812
BB&T Corp.:
0.96%, 4/28/2014 (a)	888,000	890,741
1.11%, 6/15/2018 (a)	150,000	150,764
BBVA US Senior SAU 2.39%, 5/16/2014 (a)	500,000	504,144
BNP Paribas SA:
1.17%, 1/10/2014 (a)	2,713,000	2,717,992
3.00%, 12/20/2014 (a)	1,850,000	1,907,172
BPCE SA:
1.52%, 4/25/2016 (a)	738,000	748,460
2.02%, 2/7/2014 (a)(b)(c)	1,139,000	1,145,730
Branch Banking & Trust Co. 0.57%, 9/13/2016 (a)	300,000	296,297
Canadian Imperial Bank of Commerce/Canada 0.79%, 7/18/2016 (a)(b)	515,000	517,569
Commonwealth Bank of Australia:
0.53%, 9/17/2014 (a)(c)	1,350,000	1,353,235
0.54%, 1/29/2015 (a)(b)(c)	2,100,000	2,105,048
0.75%, 6/25/2014 (a)(c)	2,165,000	2,173,041
0.98%, 3/17/2014 (a)(c)	1,300,000	1,304,945

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.05%, 9/18/2015 (a)(c)	$1,200,000	$1,213,704
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.62%, 4/14/2014 (a)	392,000	392,732
0.73%, 3/18/2016 (a)(b)	1,250,000	1,254,353
Credit Agricole SA 1.10%, 10/3/2016 (a)(c)	1,000,000	999,411
Credit Agricole SA/London:
1.43%, 4/15/2016 (a)(c)	350,000	353,677
1.72%, 1/21/2014 (a)(c)	1,467,000	1,472,761
Credit Suisse of New York, NY 1.23%, 1/14/2014 (a)	878,000	880,220
Danske Bank A/S 1.32%, 4/14/2014 (a)(c)	708,000	710,518
Fifth Third Bank 0.67%, 2/26/2016 (a)	275,000	274,422
HSBC Bank PLC:
0.90%, 5/15/2018 (a)(c)	800,000	800,743
1.07%, 1/17/2014 (a)(c)	1,450,000	1,453,189
ING Bank NV:
1.21%, 3/7/2016 (a)(b)(c)	700,000	705,077
1.59%, 10/18/2013 (a)(c)	600,000	600,371
1.66%, 6/9/2014 (a)(c)	1,327,000	1,338,029
1.89%, 9/25/2015 (a)(b)(c)	860,000	878,273
Inter-American Development Bank:
0.25%, 10/15/2015 (a)(b)	700,000	700,590
0.71%, 5/20/2014 (a)(b)	1,783,000	1,788,358
International Bank for Reconstruction & Development 0.18%, 1/14/2015 (a)(b)	2,400,000	2,401,502
International Finance Corp.:
0.18%, 1/28/2015 (a)	1,142,000	1,141,716
0.20%, 8/1/2016 (a)	1,000,000	999,721
Intesa Sanpaolo SpA 2.66%, 2/24/2014 (a)(c)	2,364,000	2,377,030
JPMorgan Chase Bank NA 0.52%, 7/30/2015 (a)	3,000,000	3,000,030
Kfw Bakengruppe:
0.23%, 1/23/2015 (a)(b)	2,000,000	2,000,034
0.24%, 7/9/2015 (a)(b)	1,450,000	1,449,491
0.25%, 3/17/2014 (a)	1,440,000	1,440,118
0.32%, 3/13/2015 (a)	650,000	650,379
0.45%, 1/17/2014 (a)	2,700,000	2,701,350
Kommunalbanken AS:
0.28%, 1/26/2015 (a)(c)	1,164,000	1,163,577
0.33%, 3/18/2016 (a)(c)	1,800,000	1,798,799
0.39%, 5/2/2017 (a)(c)	500,000	499,658
0.40%, 10/31/2016 (a)(c)	1,446,000	1,448,520
0.44%, 2/20/2018 (a)(c)	1,174,000	1,172,496
0.45%, 4/1/2015 (a)(c)	500,000	500,748
0.63%, 3/27/2017 (a)(c)	3,750,000	3,780,488
Kommuninvest I Sverige AB 0.27%, 3/26/2015 (a)(c)	1,550,000	1,549,656
Landwirtschaftliche Rentenbank:
0.39%, 1/28/2014 (a)(b)(c)	752,000	752,320
0.45%, 3/15/2016 (a)(c)	800,000	803,023
Lloyds Bank PLC 2.61%, 1/24/2014 (a)	1,298,000	1,307,057
Manufacturers & Traders Trust Co. 0.56%, 3/7/2016 (a)(b)	225,000	224,197
National Australia Bank, Ltd.:
0.45%, 10/2/2014 (a)(c)	750,000	750,671
0.57%, 1/22/2015 (a)(c)	3,105,000	3,113,154
0.82%, 7/25/2016 (a)	2,350,000	2,358,516
0.97%, 11/8/2013 (a)(c)	200,000	200,145
0.99%, 4/11/2014 (a)(c)	1,850,000	1,856,579
1.02%, 12/10/2013 (a)(c)	614,000	614,962
1.21%, 7/25/2014 (a)(c)	700,000	705,376
1.40%, 8/7/2015 (a)	300,000	304,897
National City Bank 0.63%, 6/7/2017 (a)	440,000	432,439
Nordea Bank AB:
0.72%, 5/13/2016 (a)(b)(c)	584,000	585,836
1.17%, 1/14/2014 (a)(c)	1,352,000	1,355,388
PNC Bank NA 0.58%, 4/29/2016 (a)(b)	450,000	449,093
PNC Funding Corp. 0.47%, 1/31/2014 (a)	879,000	879,323
Royal Bank of Canada:
0.47%, 4/29/2015 (a)	1,180,000	1,182,056
0.50%, 1/6/2015 (a)	2,400,000	2,404,838
0.57%, 4/17/2014 (a)	1,444,000	1,446,394
0.63%, 3/8/2016 (a)	900,000	901,571
0.71%, 9/9/2016 (a)(b)	500,000	501,755
0.97%, 10/30/2014 (a)	1,088,000	1,095,979
Societe Generale SA 1.32%, 4/11/2014 (a)(c)	1,800,000	1,807,337
SSIF Nevada LP 0.97%, 4/14/2014 (a)(c)	1,900,000	1,907,068
Standard Chartered PLC 1.21%, 5/12/2014 (a)(b)(c)	486,000	488,387
Sumitomo Mitsui Banking Corp.:
0.94%, 7/19/2016 (a)(b)	350,000	352,132
1.22%, 7/22/2014 (a)(c)	542,000	545,169
Sumitomo Mitsui Trust Bank, Ltd. 1.03%, 9/16/2016 (a)(c)	500,000	502,478
SunTrust Bank/Atlanta GA 0.55%, 8/24/2015 (a)	373,000	369,108
Svenska Handelsbanken AB:
0.70%, 3/21/2016 (a)	1,280,000	1,282,907
0.72%, 9/23/2016 (a)	850,000	851,254
Swedish Export Credit 0.32%, 1/5/2015 (a)	584,000	584,074
The Bank of New York Mellon Corp.:
0.49%, 3/4/2016 (a)	584,000	583,028
0.49%, 10/23/2015 (a)	850,000	850,553
0.53%, 7/28/2014 (a)	455,000	455,671
0.55%, 1/31/2014 (a)	111,000	111,088
0.70%, 3/6/2018 (a)	146,000	145,945
0.83%, 8/1/2018 (a)	370,000	370,181
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.71%, 2/26/2016 (a)(c)	826,000	828,003
0.87%, 9/9/2016 (a)(c)(d)	350,000	351,243
0.92%, 2/24/2014 (a)(c)	150,000	150,324
The Toronto-Dominion Bank:
0.45%, 5/1/2015 (a)	3,150,000	3,149,105
0.57%, 7/14/2014 (a)	1,150,000	1,152,583
0.72%, 11/1/2013 (a)	550,000	550,297
0.72%, 9/9/2016 (a)	1,000,000	1,001,764
0.82%, 4/30/2018 (a)	810,000	811,839

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

UBS AG/Stamford CT 1.26%, 1/28/2014 (a)	$629,000	$631,040
Union Bank NA 1.00%, 9/26/2016 (a)	600,000	603,711
US Bank NA 0.55%, 10/14/2014 (a)	430,000	430,359
Wachovia Bank NA:
0.58%, 3/15/2016 (a)	700,000	695,556
0.65%, 11/3/2014 (a)	300,000	300,641
Wachovia Corp.:
0.52%, 6/15/2017 (a)(b)	1,800,000	1,776,550
0.61%, 10/28/2015 (a)	900,000	896,144
0.64%, 10/15/2016 (a)	1,600,000	1,581,885
Wells Fargo & Co.:
0.46%, 10/28/2015 (a)	2,270,000	2,265,419
0.79%, 7/20/2016 (a)	800,000	802,893
0.89%, 4/23/2018 (a)	1,961,000	1,963,661
1.17%, 6/26/2015 (a)	1,130,000	1,142,644
Wells Fargo Bank NA:
0.47%, 5/16/2016 (a)	2,175,000	2,151,934
0.54%, 7/20/2015 (a)	1,750,000	1,754,100
Westpac Banking Corp.:
0.54%, 9/10/2014 (a)(c)	250,000	250,234
0.98%, 3/31/2014 (a)(b)(c)	1,150,000	1,154,463
1.01%, 7/30/2018 (a)	600,000	601,136
1.01%, 9/25/2015 (a)(b)	2,300,000	2,323,255

		144,790,377

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc. 0.50%, 3/14/2014 (a)	1,424,000	1,426,116

COMPUTERS & PERIPHERALS — 2.1%
Apple, Inc.:
0.32%, 5/3/2016 (a)(b)	1,176,000	1,175,719
0.52%, 5/3/2018 (a)(b)	2,439,000	2,429,125
Dell, Inc. 0.85%, 4/1/2014 (a)	290,000	288,661
Hewlett-Packard Co.:
0.66%, 5/30/2014 (a)	350,000	350,003
1.80%, 9/19/2014 (a)	490,000	494,854
International Business Machines Corp.:
0.25%, 2/4/2015 (a)(b)	1,700,000	1,700,296
0.30%, 7/29/2015 (a)	650,000	650,008

		7,088,666

CONSUMER FINANCE — 1.7%
Caterpillar Financial Services Corp.:
0.41%, 8/27/2014 (a)	300,000	300,459
0.50%, 2/26/2016 (a)	750,000	750,405
0.62%, 2/9/2015 (a)	730,000	732,391
John Deere Capital Corp.:
0.34%, 1/12/2015 (a)	550,000	550,173
0.37%, 10/8/2014 (a)	2,020,000	2,021,273
0.37%, 6/15/2015 (a)	470,000	470,163
0.42%, 4/25/2014 (a)	470,000	470,456
0.42%, 6/16/2014 (a)	200,000	200,234
0.78%, 9/22/2014 (a)	200,000	201,099
SLM Corp. 0.57%, 1/27/2014 (a)	100,000	99,507

		5,796,160

DIVERSIFIED FINANCIAL SERVICES — 21.6%
American Express Co. 0.85%, 5/22/2018 (a)(b)	950,000	948,863
American Express Credit Corp.:
0.77%, 7/29/2016 (a)	1,300,000	1,304,007
1.10%, 6/24/2014 (a)	784,000	788,259
1.36%, 6/12/2015 (a)	1,000,000	1,014,389
American Honda Finance Corp.:
0.36%, 11/13/2014 (a)(c)	300,000	300,274
0.49%, 11/3/2014 (a)(b)(c)	300,000	300,566
0.64%, 5/26/2016 (a)(c)	1,400,000	1,403,174
0.65%, 6/18/2014 (a)(c)	1,022,000	1,025,536
Bank of America Corp.:
1.07%, 3/22/2016 (a)	1,417,000	1,422,283
1.32%, 3/22/2018 (a)(b)	1,577,000	1,581,901
1.69%, 1/30/2014 (a)	1,669,000	1,675,646
1.82%, 7/11/2014 (a)	475,000	479,720
Bank of America NA:
0.53%, 6/15/2016 (a)	1,100,000	1,076,136
0.55%, 6/15/2017 (a)	1,500,000	1,453,644
Citigroup, Inc.:
0.38%, 3/7/2014 (a)	950,000	949,345
0.53%, 6/9/2016 (a)	2,810,000	2,742,967
0.55%, 11/5/2014 (a)	2,410,000	2,406,556
1.04%, 4/1/2016 (a)	800,000	801,832
1.18%, 4/1/2014 (a)	675,000	676,998
1.23%, 7/25/2016 (a)	2,750,000	2,774,423
1.72%, 1/13/2014 (a)(b)	900,000	903,134
1.96%, 5/15/2018 (a)	1,600,000	1,661,216
Ford Motor Credit Co. LLC 1.52%, 5/9/2016 (a)	800,000	810,898
General Electric Capital Corp.:
0.43%, 2/15/2017 (a)(b)	400,000	393,466
0.46%, 5/11/2016 (a)	910,000	902,513
0.47%, 1/8/2016 (a)(b)	1,730,000	1,724,180
0.51%, 9/15/2014 (a)	2,480,000	2,486,979
0.54%, 8/7/2018 (a)	1,000,000	980,800
0.65%, 7/10/2015 (a)	1,020,000	1,022,340
0.65%, 1/9/2015 (a)	1,300,000	1,303,298
0.77%, 10/25/2013 (a)	20,000	20,009
0.86%, 12/11/2015 (a)	750,000	756,456
0.87%, 1/8/2016 (a)	2,490,000	2,500,645
0.89%, 6/2/2014 (a)	300,000	301,272
0.90%, 4/7/2014 (a)	983,000	986,117
0.92%, 7/12/2016 (a)	1,200,000	1,204,285
0.96%, 4/2/2018 (a)	500,000	502,867
0.96%, 4/24/2014 (a)	1,200,000	1,204,594
1.12%, 1/7/2014 (a)	660,000	661,468
1.14%, 5/9/2016 (a)	1,025,000	1,034,775
HSBC Finance Corp.:
0.52%, 1/15/2014 (a)	1,950,000	1,950,020
0.69%, 6/1/2016 (a)	1,450,000	1,444,752
JPMorgan Chase & Co.:
0.71%, 4/23/2015 (a)	2,814,000	2,817,095
0.88%, 2/26/2016 (a)	4,630,000	4,637,973
0.93%, 10/15/2015 (a)(b)	876,000	878,851
1.00%, 5/2/2014 (a)	3,230,000	3,242,374
1.06%, 1/24/2014 (a)	2,900,000	2,906,983
1.17%, 1/25/2018 (a)	2,650,000	2,666,835
1.30%, 3/20/2015 (a)	419,000	423,087

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Merrill Lynch & Co., Inc.:
0.73%, 1/15/2015 (a)	$472,000	$470,802
0.82%, 5/2/2017 (a)	200,000	193,354
Nomura Holdings, Inc. 1.70%, 9/13/2016 (a)	250,000	252,537
RCI Banque SA 2.14%, 4/11/2014 (a)(c)	400,000	401,084
Toyota Motor Credit Corp.:
0.41%, 3/10/2015 (a)	2,240,000	2,241,102
0.43%, 1/27/2014 (a)	200,000	200,124
0.43%, 1/23/2015 (a)	200,000	200,318
0.55%, 5/17/2016 (a)	1,100,000	1,102,886
0.67%, 1/17/2014 (a)	788,000	788,867

		73,306,875

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
America Movil SAB de CV 1.26%, 9/12/2016 (a)	500,000	500,001
AT&T, Inc. 0.65%, 2/12/2016 (a)	1,426,000	1,423,241
Verizon Communications, Inc.:
0.46%, 3/6/2015 (a)(c)	246,000	245,317
0.86%, 3/28/2014 (a)	1,317,000	1,319,618
1.78%, 9/15/2016 (a)	2,700,000	2,778,759
2.00%, 9/14/2018 (a)	2,000,000	2,103,000
Vodafone Group PLC 0.65%, 2/19/2016 (a)(b)	1,300,000	1,299,925

		9,669,861

FOOD & STAPLES RETAILING — 0.2%
Walgreen Co. 0.75%, 3/13/2014 (a)	758,000	759,098

FOOD PRODUCTS — 0.4%
Campbell Soup Co. 0.57%, 8/1/2014 (a)	600,000	600,590
General Mills, Inc. 0.61%, 5/16/2014 (a)	584,000	584,959

		1,185,549

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 0.43%, 12/11/2014 (a)	660,000	660,262

HOUSEHOLD PRODUCTS — 0.6%
The Procter & Gamble Co.:
0.16%, 2/14/2014 (a)	700,000	699,967
0.19%, 2/6/2014 (a)	1,481,000	1,480,486

		2,180,453

INSURANCE — 3.2%
Berkshire Hathaway Finance Corp. 0.60%, 1/10/2014 (a)	446,000	446,386
Berkshire Hathaway, Inc. 0.96%, 8/15/2014 (a)	683,000	686,981
Jackson National Life Global Funding 0.60%, 9/30/2015 (a)(c)	350,000	350,987
MetLife Institutional Funding II:
0.64%, 1/6/2015 (a)(c)	1,750,000	1,755,952
1.17%, 4/4/2014 (a)(c)	950,000	954,070
Metropolitan Life Global Funding I:
0.60%, 3/19/2014 (a)(c)	500,000	500,871
0.80%, 7/15/2016 (a)(c)	200,000	200,442
1.02%, 1/10/2014 (a)(c)	750,000	751,443
Monumental Global Funding III 0.47%, 1/15/2014 (a)(c)	570,000	570,062
New York Life Global Funding:
0.27%, 7/30/2014 (a)(c)	300,000	300,061
0.29%, 9/19/2014 (a)(b)(c)	584,000	584,268
0.37%, 6/18/2014 (a)(c)	300,000	300,323
0.53%, 4/4/2014 (a)(c)	250,000	250,390
0.61%, 5/23/2016 (a)(b)(c)	500,000	501,313
Pricoa Global Funding I 0.53%, 8/19/2015 (a)(c)	350,000	349,875
Principal Life Global Funding II:
0.41%, 9/19/2014 (a)(c)	700,000	700,786
0.63%, 5/27/2016 (a)(c)	300,000	300,641
0.89%, 7/9/2014 (a)(c)	343,000	344,593
Principal Life Income Funding Trusts 0.45%, 11/8/2013 (a)	300,000	300,056
Prudential Financial, Inc. 1.04%, 8/15/2018 (a)	800,000	801,150

		10,950,650

MACHINERY — 0.1%
Eaton Corp. 0.58%, 6/16/2014 (a)	292,000	292,162

MEDIA — 0.8%
NBCUniversal Enterprise, Inc.:
0.81%, 4/15/2016 (a)(c)	584,000	586,937
0.95%, 4/15/2018 (a)(b)(c)	1,219,000	1,224,793
The Walt Disney Co. 0.25%, 2/11/2015 (a)(b)	1,050,000	1,049,767

		2,861,497

METALS & MINING — 0.8%
BHP Billiton Finance USA ,Ltd.:
0.50%, 9/30/2016 (a)	850,000	850,509
0.53%, 2/18/2014 (a)	953,000	954,233
Glencore Funding LLC 1.42%, 5/27/2016 (a)(c)	600,000	587,545
Rio Tinto Finance USA PLC 1.09%, 6/17/2016 (a)	328,000	329,591

		2,721,878

MULTI-NATIONAL — 1.1%
Asian Development Bank 0.18%, 5/29/2015 (a)	700,000	698,480
European Investment Bank 0.67%, 2/3/2014 (a)(c)	500,000	500,592
Inter-American Development Bank:
0.18%, 7/29/2015 (a)	200,000	200,098
0.22%, 2/11/2016 (a)(b)	1,550,000	1,551,660
0.29%, 9/12/2018 (a)	750,000	748,673

		3,699,503

MULTI-UTILITIES — 0.1%
Sempra Energy 1.01%, 3/15/2014 (a)	223,000	223,558

MULTILINE RETAIL — 0.2%
Target Corp. 0.44%, 7/18/2014 (a)	723,000	723,980

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 1.08%, 5/16/2014 (a)(b)	391,000	391,536

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 2.4%
BP Capital Markets PLC:
0.86%, 3/11/2014 (a)	$1,536,000	$1,540,139
0.88%, 9/26/2018 (a)	1,100,000	1,100,540
Enbridge, Inc. 0.90%, 10/1/2016 (a)	350,000	350,310
Petrobras Global Finance BV 1.88%, 5/20/2016 (a)(b)	1,125,000	1,119,375
Petroleos Mexicanos 2.29%, 7/18/2018 (a)(b)	450,000	463,500
Schlumberger Investment SA 0.81%, 9/12/2014 (a)(c)	200,000	200,901
Statoil ASA 0.55%, 5/15/2018 (a)(b)	669,000	668,111
Total Capital Canada, Ltd.:
0.65%, 1/17/2014 (a)	550,000	550,605
0.65%, 1/15/2016 (a)	1,280,000	1,286,131
Total Capital International SA 0.83%, 8/10/2018 (a)	600,000	602,873
TransCanada PipeLines, Ltd. 0.93%, 6/30/2016 (a)	350,000	352,184

		8,234,669

PHARMACEUTICALS — 1.9%
AbbVie, Inc. 1.03%, 11/6/2015 (a)	900,000	908,619
Johnson & Johnson 0.35%, 5/15/2014 (a)	850,000	850,956
Merck & Co., Inc.:
0.45%, 5/18/2016 (a)(b)	642,000	643,780
0.62%, 5/18/2018 (a)	1,352,000	1,356,977
Pfizer, Inc. 0.55%, 6/15/2018 (a)	495,000	495,485
Sanofi 0.56%, 3/28/2014 (a)	850,000	851,656
Teva Pharmaceutical Finance Co. BV 1.17%, 11/8/2013 (a)	400,000	400,231
Teva Pharmaceutical Finance III BV 0.75%, 3/21/2014 (a)	935,000	936,212

		6,443,916

TOBACCO — 0.1%
Philip Morris International, Inc. 0.31%, 2/26/2015 (a)	260,000	259,910

TOTAL CORPORATE BONDS & NOTES —
(Cost $328,183,803)		328,646,270

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
COMMERCIAL BANKS — 1.2%
Bank Nederlandse Gemeenten:
0.44%, 7/18/2016 (a)(c)	1,192,000	1,191,003
0.44%, 7/18/2016 (a)	100,000	99,866
Nederlandse Waterschapsbank NV 0.31%, 10/27/2014 (a)(c)	2,800,000	2,800,355

		4,091,224

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.31%, 8/13/2015 (a)	800,000	799,446
0.40%, 4/1/2015 (a)	650,000	650,593

		1,450,039

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,543,429)		5,541,263

	Shares
SHORT TERM INVESTMENTS — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,533,008	13,533,008
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	6,993,162	6,993,162

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $20,526,170)		20,526,170

TOTAL INVESTMENTS — 104.6% (i)
(Cost $354,253,402)		354,713,703
OTHER ASSETS & LIABILITIES — (4.6)%		(15,645,417)

NET ASSETS — 100.0%		$339,068,286

(a)	Variable rate security. Rate shown is rate in effect at September 30, 2013. Maturity date disclosed is the ultimate maturity.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 24.7% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.4%
BERMUDA — 2.1%
CBQ Finance, Ltd. 5.00%, 11/18/2014 (a)	100,000	$104,000
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	210,500

		314,500

BRAZIL — 6.7%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	51,500
Banco do Brasil SA 3.88%, 10/10/2022	100,000	86,500
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)(b)	150,000	154,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	150,000	144,975
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)	100,000	108,250
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	75,937
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	93,000
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)(b)	150,000	145,500
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	132,000

		992,162

BRITISH VIRGIN ISLANDS — 8.0%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	101,521
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	100,000	89,881
4.25%, 5/9/2043	125,000	106,955
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	202,911
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	196,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	100,496
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	90,815
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	203,880
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	93,154

		1,185,613

CANADA — 0.6%
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)(b)	100,000	89,625

CAYMAN ISLANDS — 15.2%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	196,000
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	108,000
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	107,250
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	107,500
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)(b)	200,000	208,887
4.63%, 1/13/2022 (a)	100,000	101,768
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	117,000
Petrobras International Finance Co.:
3.50%, 2/6/2017 (b)	500,000	507,725
5.38%, 1/27/2021	100,000	100,459
6.75%, 1/27/2041	150,000	145,053
Vale Overseas, Ltd.:
4.38%, 1/11/2022	75,000	72,258
5.63%, 9/15/2019	100,000	108,584
6.88%, 11/21/2036 (b)	200,000	202,839
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)(b)	150,000	164,250

		2,247,573

CHILE — 2.5%
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	94,673
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)	100,000	98,009
5.63%, 9/21/2035 (a)	75,000	75,880
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)(b)	100,000	98,351

		366,913

COLOMBIA — 1.7%
Ecopetrol SA:
7.38%, 9/18/2043	50,000	42,148
7.63%, 7/23/2019 (b)	100,000	118,250
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	89,750

		250,148

HONG KONG — 1.4%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	100,000	96,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	103,000

		199,000

INDIA — 2.1%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	203,644
State Bank of India 4.50%, 7/27/2015 (a)	100,000	102,853

		306,497

INDONESIA — 1.1%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)(b)	100,000	85,500
6.00%, 5/3/2042 (a)	100,000	81,000

		166,500

IRELAND — 3.4%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	110,072
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)	100,000	105,288

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	$106,500
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(b)	100,000	91,750
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	92,250

		505,860

ISRAEL — 0.7%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	107,375

JAMAICA — 0.9%
Digicel Group, Ltd. 10.50%, 4/15/2018 (a)	125,000	135,000

LUXEMBOURG — 10.8%
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	99,750
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	108,250
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	107,750
9.25%, 4/23/2019 (a)	300,000	369,060
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)	150,000	152,062
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	104,750
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	106,625
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	223,500
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	315,750

		1,587,497

MALAYSIA — 1.3%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	193,826

MEXICO — 8.7%
America Movil SAB de CV:
5.00%, 3/30/2020 (b)	200,000	215,034
6.13%, 3/30/2040	125,000	130,604
Comision Federal de Electricidad 5.75%, 2/14/2042 (a)(b)	50,000	46,250
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	100,220
Grupo Televisa SA 6.63%, 3/18/2025 (b)	100,000	115,201
Petroleos Mexicanos:
5.50%, 1/21/2021	400,000	428,000
6.50%, 6/2/2041 (b)	235,000	243,549

		1,278,858

NETHERLANDS — 6.6%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	50,435
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	219,000
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	213,000
Majapahit Holding BV 7.75%, 1/20/2020 (a)(b)	250,000	274,375
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	210,750

		967,560

PERU — 0.7%
Banco de Credito del Peru:
4.25%, 4/1/2023 (a)(b)	54,000	47,952
4.75%, 3/16/2016 (a)	50,000	52,250

		100,202

SINGAPORE — 0.4%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,445

SOUTH AFRICA — 1.3%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	100,000	85,249
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	99,250

		184,499

SOUTH KOREA — 5.4%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	105,842
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	103,966
Korea Gas Corp. 2.88%, 7/29/2018 (a)	125,000	124,748
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	154,192
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	200,000	204,697
POSCO 4.25%, 10/28/2020 (a)	100,000	102,657

		796,102

SPAIN — 1.9%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)(b)	250,000	280,000

THAILAND — 0.6%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	94,451

TURKEY — 1.9%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	102,500
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)(b)	100,000	92,000
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	88,750

		283,250

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	277,813
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	71,130	77,802
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	100,500

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	$117,000

		573,115

UNITED KINGDOM — 0.7%
Vedanta Resources PLC 8.25%, 6/7/2021 (a)	100,000	101,000

UNITED STATES — 4.3%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	124,692
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	105,250
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	148,063
Southern Copper Corp. 6.75%, 4/16/2040	100,000	97,330
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016 (b)	100,000	103,106
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	60,631

		639,072

VENEZUELA — 2.5%
Petroleos de Venezuela SA:
8.50%, 11/2/2017 (a)(b)	200,000	181,200
9.00%, 11/17/2021 (a)	100,000	81,500
12.75%, 2/17/2022 (a)	100,000	97,750

		360,450

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,726,862)		14,358,093

	Shares
SHORT TERM INVESTMENTS — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,010,773	2,010,773
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	50,083	50,083

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $2,060,856)		2,060,856

TOTAL INVESTMENTS — 111.4% (g)
(Cost $16,787,718)		16,418,949
OTHER ASSETS & LIABILITIES — (11.4)%		(1,673,845)

NET ASSETS — 100.0%		$14,745,104

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 74.8% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PCL = Public Company Limited
PLC = Public Limited Company

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 1.9%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$100,000	$100,583
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	57,489
BE Aerospace, Inc. 5.25%, 4/1/2022	75,000	74,437
Bombardier, Inc. 7.75%, 3/15/2020 (a)	75,000	84,750
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	53,875
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	26,183
5.20%, 10/15/2019	25,000	27,166
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	23,628
4.75%, 6/1/2043	25,000	23,588
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	48,125

		519,824

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 7.38%, 1/15/2014	50,000	50,955
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)	50,000	49,966

		100,921

AUTO COMPONENTS — 0.6%
Delphi Corp. 5.00%, 2/15/2023 (b)	50,000	51,625
Johnson Controls, Inc. 5.50%, 1/15/2016 (b)	50,000	54,680
Lear Corp. 8.13%, 3/15/2020	50,000	54,750

		161,055

AUTOMOBILES — 0.8%
Ford Motor Co. 4.75%, 1/15/2043	50,000	44,624
General Motors Co. 3.50%, 10/2/2018 (a)	100,000	99,750
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	73,312

		217,686

BEVERAGES — 1.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021	50,000	46,187
4.25%, 5/1/2023 (b)	25,000	22,938
6.00%, 5/1/2022	50,000	53,250
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	50,000	59,911
Heineken NV 1.40%, 10/1/2017 (a)(b)	50,000	49,157
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,937
4.25%, 7/15/2022 (a)	25,000	25,241
5.50%, 1/15/2042 (a)(b)	25,000	25,461
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)	50,000	50,621
3.75%, 1/15/2022 (a)	25,000	25,199
4.95%, 1/15/2042 (a)(b)	25,000	24,915

		408,817

BIOTECHNOLOGY — 0.4%
Celgene Corp. 3.25%, 8/15/2022	50,000	47,412
Gilead Sciences, Inc. 4.50%, 4/1/2021 (b)	50,000	53,861

		101,273

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/2016	75,000	84,382

BUILDING PRODUCTS — 0.7%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	53,750
Lafarge SA 7.13%, 7/15/2036 (c)	50,000	50,875
Masco Corp. 5.95%, 3/15/2022 (b)	100,000	104,750

		209,375

CAPITAL MARKETS — 0.5%
Morgan Stanley 4.88%, 11/1/2022	50,000	50,026
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037 (b)	75,000	78,273

		128,299

CHEMICALS — 2.2%
Agrium, Inc. 4.90%, 6/1/2043	25,000	22,675
Ashland, Inc. 4.75%, 8/15/2022	75,000	70,312
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	50,000	47,875
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	23,170
4.95%, 6/1/2043	25,000	22,587
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)(b)	50,000	48,000
Eastman Chemical Co. 3.60%, 8/15/2022	25,000	24,319
Ecolab, Inc. 3.00%, 12/8/2016 (b)	50,000	52,441
LyondellBasell Industries NV 5.00%, 4/15/2019 (b)	50,000	55,037
PolyOne Corp. 7.38%, 9/15/2020	25,000	27,500
PPG Industries, Inc. 2.70%, 8/15/2022	50,000	46,366
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	50,250
The Dow Chemical Co. 4.25%, 11/15/2020	100,000	104,447
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	26,860

		621,839

COMMERCIAL BANKS — 5.3%
Barclays Bank PLC:
7.63%, 11/21/2022 (b)	125,000	123,906

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

7.75%, 4/10/2023	$50,000	$51,250
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	78,090
CIT Group, Inc.:
4.25%, 8/15/2017 (b)	250,000	254,688
4.75%, 2/15/2015 (a)(b)	125,000	129,375
5.00%, 8/15/2022 (b)	50,000	48,875
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	54,730
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,443
Eksportfinans ASA 5.50%, 5/25/2016	100,000	104,375
Fifth Third Bancorp 8.25%, 3/1/2038 (b)	25,000	32,345
First Horizon National Corp. 5.38%, 12/15/2015 (b)	100,000	108,070
Intesa Sanpaolo SpA 3.88%, 1/16/2018 (b)	50,000	49,155
KeyCorp 5.10%, 3/24/2021	50,000	55,058
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	110,391
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013	150,000	150,375
6.13%, 12/15/2022 (b)	50,000	50,371
SunTrust Banks, Inc. 2.75%, 5/1/2023	50,000	45,451

		1,470,948

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	49,500
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	59,244
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	26,438
Republic Services, Inc. 3.55%, 6/1/2022	50,000	48,804
RR Donnelley & Sons Co. 8.25%, 3/15/2019	75,000	83,250
The ADT Corp.:
3.50%, 7/15/2022 (b)	50,000	42,270
4.88%, 7/15/2042	50,000	36,921
The Western Union Co. 2.88%, 12/10/2017 (b)	50,000	51,081
Waste Management, Inc. 6.38%, 3/11/2015	75,000	80,660

		478,168

COMPUTERS & PERIPHERALS — 1.3%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	50,725
Hewlett-Packard Co.:
2.13%, 9/13/2015 (b)	100,000	101,435
2.60%, 9/15/2017	50,000	50,488
4.05%, 9/15/2022 (b)	25,000	23,916
6.00%, 9/15/2041 (b)	25,000	23,031
NCR Corp. 5.00%, 7/15/2022	50,000	46,500
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	59,000	66,670

		362,765

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	50,000	55,750

CONSUMER FINANCE — 1.4%
SLM Corp.:
5.50%, 1/25/2023	75,000	68,669
6.00%, 1/25/2017	200,000	212,000
6.25%, 1/25/2016	100,000	106,500

		387,169

CONTAINERS & PACKAGING — 0.8%
Ball Corp. 5.00%, 3/15/2022 (b)	75,000	72,750
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	50,000	45,750
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	56,250
Rock Tenn Co. 4.90%, 3/1/2022	50,000	51,679

		226,429

DISTRIBUTORS — 0.2%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	75,000	69,380

DIVERSIFIED FINANCIAL SERVICES — 6.0%
Aircastle, Ltd. 6.25%, 12/1/2019 (b)	60,000	63,450
Bank of America Corp. 5.42%, 3/15/2017	100,000	109,733
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	101,611
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	52,502
6.13%, 8/25/2036	50,000	50,322
CNH Capital LLC 3.88%, 11/1/2015 (b)	29,000	29,870
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017 (b)	250,000	267,130
5.63%, 9/15/2015	75,000	81,022
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)(b)	75,000	74,813
4.75%, 8/15/2017 (a)(b)	50,000	51,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	100,000	104,750
International Lease Finance Corp.:
4.88%, 4/1/2015 (b)	50,000	51,713
5.88%, 4/1/2019 (b)	50,000	52,056
5.88%, 8/15/2022	75,000	73,875
6.50%, 9/1/2014 (a)	50,000	51,875
6.63%, 11/15/2013	50,000	50,250
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	25,196
6.50%, 1/20/2043 (b)	25,000	24,732
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	58,919

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Merrill Lynch & Co., Inc. 7.75%, 5/14/2038	$50,000	$61,911
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)(b)	50,000	51,125
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,539
ORIX Corp. 4.71%, 4/27/2015 (b)	50,000	52,504
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	27,078
UBS AG of Stamford, CT 7.63%, 8/17/2022	50,000	55,278

		1,676,004

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	37,020
CC Holdings GS V LLC 3.85%, 4/15/2023	50,000	45,087
CenturyLink, Inc.:
5.63%, 4/1/2020	100,000	97,625
5.80%, 3/15/2022	100,000	94,000
7.65%, 3/15/2042 (b)	125,000	111,250
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,455
Frontier Communications Corp.:
7.63%, 4/15/2024 (b)	50,000	50,000
8.50%, 4/15/2020	125,000	138,125
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	50,208
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	54,750
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	96,100
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)(b)	125,000	134,375
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)(b)	75,000	79,500
Verizon Communications, Inc. 6.55%, 9/15/2043	100,000	113,070
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	100,000	97,500
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	51,750
Windstream Corp.:
6.38%, 8/1/2023	75,000	68,625
7.88%, 11/1/2017	125,000	139,375

		1,559,815

ELECTRIC UTILITIES — 6.5%
Calpine Corp. 7.88%, 1/15/2023 (a)	140,000	147,350
CMS Energy Corp. 4.25%, 9/30/2015	75,000	79,071
Dominion Resources, Inc. 1.95%, 8/15/2016	75,000	76,529
DPL, Inc. 7.25%, 10/15/2021 (b)	50,000	51,125
Duke Energy Corp. 3.05%, 8/15/2022	100,000	94,633
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	100,000	103,500
Enel Finance International NV 6.00%, 10/7/2039 (a)(b)	50,000	45,530
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	75,000	85,980
FirstEnergy Corp. 4.25%, 3/15/2023	100,000	91,453
Iberdrola Finance Ireland, Ltd. 3.80%, 9/11/2014 (a)	75,000	76,788
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	47,297
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,268
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	175,000	193,812
NV Energy, Inc. 6.25%, 11/15/2020	75,000	87,288
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	51,629
Pacific Gas & Electric Co.:
4.45%, 4/15/2042 (b)	25,000	22,668
5.80%, 3/1/2037	25,000	27,116
PG&E Corp. 5.75%, 4/1/2014	50,000	51,208
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	46,594
4.20%, 6/15/2022 (b)	40,000	39,804
Puget Energy, Inc. 5.63%, 7/15/2022	50,000	53,049
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	82,315
The AES Corp.:
7.38%, 7/1/2021	100,000	110,000
8.00%, 10/15/2017	50,000	57,500
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	54,461

		1,826,968

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	24,279
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	47,875
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	49,043

		121,197

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc. 6.00%, 9/1/2015	75,000	81,297
Rexel SA 5.25%, 6/15/2020 (a)	50,000	48,750

		130,047

ENERGY EQUIPMENT & SERVICES — 0.3%
Nabors Industries, Inc. 4.63%, 9/15/2021 (b)	50,000	50,256
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	47,873

		98,129

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

FOOD & STAPLES RETAILING — 1.0%
CVS Caremark Corp.:
2.75%, 12/1/2022 (b)	$25,000	$23,100
5.75%, 6/1/2017	50,000	57,177
6.13%, 9/15/2039	25,000	28,577
Safeway, Inc. 4.75%, 12/1/2021 (b)	50,000	50,208
The Kroger Co. 5.15%, 8/1/2043 (b)	75,000	73,405
Walgreen Co. 1.80%, 9/15/2017	50,000	50,172

		282,639

FOOD PRODUCTS — 2.7%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	51,180
Cadbury Schweppes US Finance LLC 5.13%, 10/1/2013 (a)	25,000	25,000
ConAgra Foods, Inc.:
3.20%, 1/25/2023 (b)	25,000	23,388
4.65%, 1/25/2043 (b)	25,000	22,691
5.88%, 4/15/2014 (b)	25,000	25,691
General Mills, Inc. 5.70%, 2/15/2017	50,000	56,746
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)(b)	100,000	95,375
Kellogg Co.:
1.13%, 5/15/2015 (b)	25,000	25,201
2.75%, 3/1/2023	50,000	46,301
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	24,691
5.00%, 6/4/2042 (b)	25,000	24,765
6.13%, 8/23/2018	50,000	58,795
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	112,917
Smithfield Foods, Inc. 6.63%, 8/15/2022 (b)	75,000	77,344
The Kroger Co. 3.90%, 10/1/2015	75,000	79,063

		749,148

GAS UTILITIES — 0.2%
AGL Capital Corp. 4.40%, 6/1/2043	50,000	45,513

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	55,067
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)(b)	25,000	23,770

		78,837

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	49,095
2.75%, 11/15/2022 (b)	25,000	23,071
4.13%, 11/15/2042 (b)	25,000	21,794
Cardinal Health, Inc. 1.70%, 3/15/2018 (b)	25,000	24,432
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018 (b)	50,000	50,875
CIGNA Corp. 4.00%, 2/15/2022	50,000	51,053
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	100,000	104,250
HCA, Inc.:
4.75%, 5/1/2023 (b)	75,000	70,594
7.25%, 9/15/2020	150,000	163,125
7.88%, 2/15/2020	50,000	53,906
Humana, Inc. 4.63%, 12/1/2042 (b)	25,000	22,263
McKesson Corp. 4.75%, 3/1/2021	25,000	27,439
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,427
Tenet Healthcare Corp.:
4.75%, 6/1/2020	75,000	72,187
6.00%, 10/1/2020 (a)	100,000	102,250
WellPoint, Inc.:
3.13%, 5/15/2022	75,000	71,216
4.65%, 1/15/2043 (b)	50,000	45,871

		979,848

HOTELS, RESTAURANTS & LEISURE — 0.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020 (b)	75,000	84,188
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	50,641

		134,829

HOUSEHOLD DURABLES — 1.0%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	46,750
Lennar Corp.:
4.75%, 12/15/2017 (b)	25,000	25,687
4.75%, 11/15/2022	50,000	46,000
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	44,625
Toll Brothers Finance Corp. 6.75%, 11/1/2019 (c)	50,000	55,250
Whirlpool Corp. 8.60%, 5/1/2014	50,000	52,236

		270,548

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp. 4.75%, 1/15/2015	75,000	78,335

INDUSTRIAL CONGLOMERATES — 0.2%
Tyco Electronics Group SA 3.50%, 2/3/2022	50,000	48,010

INSURANCE — 3.5%
American International Group, Inc.:
3.80%, 3/22/2017 (b)	100,000	106,351
4.88%, 9/15/2016	100,000	109,539
6.25%, 5/1/2036	50,000	57,129
Aon PLC 4.45%, 5/24/2043 (b)	25,000	22,277
AXA SA 8.60%, 12/15/2030	50,000	60,450
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	57,615

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043 (b)	$25,000	$22,061
5.13%, 4/15/2022 (b)	25,000	27,362
ING US, Inc. 5.50%, 7/15/2022 (b)	50,000	53,827
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	77,554
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	25,594
6.15%, 4/7/2036	25,000	28,410
MetLife, Inc. 6.40%, 12/15/2036	50,000	50,500
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	50,000	53,514
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	55,953
Prudential Financial, Inc. 5.20%, 3/15/2044 (b)	50,000	45,350
XLIT, Ltd. 5.75%, 10/1/2021	50,000	56,937
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)(b)	75,000	75,010

		985,433

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 7.00%, 7/15/2021 (b)	50,000	53,250
VeriSign, Inc. 4.63%, 5/1/2023 (a)	50,000	47,000

		100,250

IT SERVICES — 0.1%
Fiserv, Inc. 3.50%, 10/1/2022	25,000	23,669

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013 (b)	75,000	75,469

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016 (b)	25,000	26,042
3.60%, 8/15/2021 (b)	25,000	24,600

		50,642

MACHINERY — 1.5%
Case New Holland, Inc. 7.88%, 12/1/2017 (b)	150,000	174,375
Eaton Corp. 2.75%, 11/2/2022 (a)(b)	75,000	69,892
Harsco Corp. 2.70%, 10/15/2015	75,000	76,079
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019 (a)(b)	50,000	49,841
SPX Corp. 6.88%, 9/1/2017 (b)	50,000	55,500

		425,687

MEDIA — 8.4%
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 (a)	75,000	69,265
CBS Corp. 3.38%, 3/1/2022	75,000	71,641
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 9/1/2023 (a)(b)	75,000	71,062
6.63%, 1/31/2022	150,000	152,250
7.00%, 1/15/2019	100,000	105,875
COX Communications, Inc. 3.25%, 12/15/2022 (a)(b)	75,000	66,601
CSC Holdings LLC 6.75%, 11/15/2021 (b)	100,000	107,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	25,000	24,104
Series WI 3.80%, 3/15/2022	100,000	93,335
Discovery Communications LLC 3.30%, 5/15/2022	50,000	47,866
DISH DBS Corp.:
4.25%, 4/1/2018	50,000	50,063
5.13%, 5/1/2020	75,000	74,250
5.88%, 7/15/2022 (b)	175,000	172,375
7.13%, 2/1/2016 (b)	150,000	164,812
Gannett Co, Inc. 9.38%, 11/15/2017	50,000	52,750
Historic TW, Inc. 6.63%, 5/15/2029	100,000	113,810
News America, Inc. 4.50%, 2/15/2021	100,000	106,192
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	75,000	81,562
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,164
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	50,000	45,805
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	45,625
5.25%, 8/15/2022 (a)(b)	50,000	48,250
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	100,000	93,297
4.50%, 9/15/2042 (b)	100,000	73,116
6.75%, 7/1/2018 (b)	25,000	27,920
Time Warner, Inc.:
4.88%, 3/15/2020 (b)	50,000	54,398
6.25%, 3/29/2041	25,000	27,483
Viacom, Inc.:
1.25%, 2/27/2015 (b)	100,000	100,271
4.38%, 3/15/2043 (b)	20,000	16,185
5.63%, 9/15/2019	50,000	56,696
Videotron, Ltd. 5.00%, 7/15/2022 (b)	50,000	47,500
WPP Finance 2010 3.63%, 9/7/2022	25,000	23,729

		2,343,252

METALS & MINING — 5.0%
Alcoa, Inc. 5.87%, 2/23/2022	75,000	75,008
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	23,248
ArcelorMittal:
4.25%, 2/25/2015 (b)	50,000	51,250
5.00%, 2/25/2017 (b)	175,000	182,000
5.75%, 8/5/2020	100,000	102,500
7.50%, 10/15/2039 (b)	100,000	94,750

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

9.50%, 2/15/2015	$50,000	$54,813
Barrick Gold Corp. 3.85%, 4/1/2022 (b)	100,000	88,439
Cliffs Natural Resources, Inc. 3.95%, 1/15/2018 (b)	50,000	50,214
Commercial Metals Co. 4.88%, 5/15/2023 (b)	100,000	90,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	30,000	28,950
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	100,000	102,500
6.88%, 4/1/2022 (a)(b)	100,000	100,000
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023 (a)(b)	25,000	23,049
5.45%, 3/15/2043 (a)	25,000	22,408
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	21,861
4.88%, 3/15/2042	25,000	18,998
Steel Dynamics, Inc. 6.13%, 8/15/2019	75,000	78,187
Teck Resources, Ltd.:
5.20%, 3/1/2042	50,000	42,522
5.38%, 10/1/2015	75,000	80,806
United States Steel Corp. 6.05%, 6/1/2017	75,000	78,750

		1,410,253

MULTI-UTILITIES — 0.5%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	55,935
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	48,854
Sempra Energy 2.30%, 4/1/2017	50,000	50,963

		155,752

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022 (b)	50,000	49,570

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021 (b)	50,000	51,968

OIL, GAS & CONSUMABLE FUELS — 15.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023 (b)	100,000	94,000
Anadarko Petroleum Corp. 6.38%, 9/15/2017	75,000	87,186
Atwood Oceanics, Inc. 6.50%, 2/1/2020	75,000	78,562
Boardwalk Pipelines LP 3.38%, 2/1/2023	25,000	22,970
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	25,000	28,268
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,710
4.45%, 9/15/2042	25,000	22,409
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	54,302
Chesapeake Energy Corp.:
5.75%, 3/15/2023	50,000	50,125
6.63%, 8/15/2020 (b)	175,000	188,125
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	50,000	51,000
Concho Resources, Inc. 5.50%, 4/1/2023 (b)	100,000	98,750
Consol Energy, Inc. 8.00%, 4/1/2017 (b)	75,000	79,687
Continental Resources, Inc.:
4.50%, 4/15/2023	75,000	73,594
5.00%, 9/15/2022	50,000	50,312
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	45,750
Denbury Resources, Inc. 8.25%, 2/15/2020	100,000	109,750
Devon Energy Corp. 3.25%, 5/15/2022	75,000	71,792
El Paso LLC 7.75%, 1/15/2032 (b)	100,000	102,229
El Paso Natural Gas Co. 5.95%, 4/15/2017 (b)	25,000	28,134
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	25,000	21,717
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	54,008
Encana Corp. 5.90%, 12/1/2017 (b)	75,000	86,072
Energy Transfer Equity LP 7.50%, 10/15/2020	75,000	80,250
Energy Transfer Partners LP:
6.50%, 2/1/2042 (b)	50,000	52,783
8.50%, 4/15/2014	25,000	25,962
Enterprise Products Operating LLC:
4.85%, 3/15/2044	50,000	46,603
5.20%, 9/1/2020 (b)	100,000	111,279
Hess Corp. 8.13%, 2/15/2019	50,000	62,220
Husky Energy, Inc. 3.95%, 4/15/2022 (b)	50,000	50,189
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043	50,000	45,218
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,226
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	46,493
Marathon Petroleum Corp. 6.50%, 3/1/2041	25,000	27,181
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (b)	50,000	47,125
5.50%, 2/15/2023 (b)	50,000	50,125
MEG Energy Corp. 6.38%, 1/30/2023 (a)	50,000	49,000
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	75,000	78,000
Noble Energy, Inc. 4.15%, 12/15/2021 (b)	25,000	26,027
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	48,229
NuStar Logistics LP 4.80%, 9/1/2020	50,000	46,813

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ONEOK Partners LP:
2.00%, 10/1/2017 (b)	$25,000	$24,820
3.38%, 10/1/2022	25,000	23,031
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	100,000	99,750
6.25%, 11/15/2021 (b)	50,000	48,500
Phillips 66 4.30%, 4/1/2022 (b)	50,000	50,973
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	28,821
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	25,000	24,693
5.15%, 6/1/2042 (b)	50,000	49,834
Plains Exploration & Production Co. 6.50%, 11/15/2020	100,000	107,292
Pride International, Inc. 6.88%, 8/15/2020	50,000	59,588
QEP Resources, Inc. 5.25%, 5/1/2023 (b)	50,000	46,625
Range Resources Corp. 5.00%, 8/15/2022	50,000	48,375
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	48,000
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	94,250
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)(b)	100,000	97,875
5.63%, 4/15/2023 (a)(b)	50,000	47,937
SESI LLC 7.13%, 12/15/2021	75,000	81,937
SM Energy Co. 6.50%, 1/1/2023	50,000	51,000
Suncor Energy, Inc. 6.10%, 6/1/2018 (b)	75,000	87,853
Talisman Energy, Inc. 5.50%, 5/15/2042 (b)	25,000	23,292
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)(b)	50,000	45,250
5.25%, 5/1/2023 (a)	50,000	49,000
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027 (b)	50,000	60,990
Tesoro Corp. 9.75%, 6/1/2019	50,000	54,625
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	45,427
Transocean, Inc.:
2.50%, 10/15/2017	50,000	50,134
6.80%, 3/15/2038 (b)	50,000	53,083
Valero Energy Corp. 6.13%, 2/1/2020 (b)	50,000	57,489
Western Gas Partners LP 4.00%, 7/1/2022	50,000	48,526
Whiting Petroleum Corp. 5.00%, 3/15/2019	100,000	100,250
Williams Partners LP 5.25%, 3/15/2020	75,000	80,869
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	50,687

		4,310,951

PAPER & FOREST PRODUCTS — 0.4%
Georgia-Pacific LLC 5.40%, 11/1/2020 (a)	50,000	55,951
International Paper Co. 7.95%, 6/15/2018 (b)	50,000	62,062

		118,013

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043 (b)	25,000	25,024

PHARMACEUTICALS — 1.1%
Express Scripts Holding Co. 2.65%, 2/15/2017 (b)	100,000	103,096
Hospira, Inc. 5.60%, 9/15/2040	50,000	44,012
McKesson Corp. 6.50%, 2/15/2014	50,000	51,083
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	28,527
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022 (b)	50,000	46,875
Zoetis, Inc. 4.70%, 2/1/2043 (a)	25,000	23,299

		296,892

REAL ESTATE INVESTMENT TRUSTS — 2.6%
American Tower Corp. 3.50%, 1/31/2023	50,000	43,890
BioMed Realty LP 4.25%, 7/15/2022	50,000	48,508
Boston Properties LP 3.85%, 2/1/2023	50,000	48,707
Duke Realty LP:
7.38%, 2/15/2015	50,000	53,969
8.25%, 8/15/2019	25,000	31,083
EPR Properties 5.75%, 8/15/2022	50,000	50,448
ERP Operating LP 5.38%, 8/1/2016	50,000	55,514
HCP, Inc. 5.38%, 2/1/2021 (b)	50,000	54,403
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	52,662
Host Hotels & Resorts LP 5.88%, 6/15/2019 (b)	75,000	80,978
Liberty Property LP 6.63%, 10/1/2017	25,000	28,743
ProLogis LP 6.63%, 5/15/2018	25,000	29,232
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	47,654
3.25%, 8/15/2022	25,000	23,354
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	91,455

		740,600

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Services, Inc. 5.00%, 3/15/2023	$75,000	$70,312

ROAD & RAIL — 1.3%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	100,491
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (b)	25,000	26,328
CSX Corp. 4.40%, 3/1/2043 (b)	50,000	45,104
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	74,428
Ryder System, Inc.:
2.50%, 3/1/2018	25,000	25,082
5.85%, 3/1/2014	50,000	51,050
Union Pacific Corp. 4.82%, 2/1/2044 (a)	50,000	50,551

		373,034

SEMICONDUCTORS — 0.2%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	46,500

SOFTWARE — 0.4%
Audatex North America, Inc. 6.00%, 6/15/2021 (a)(b)	100,000	102,000
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)(b)	25,000	23,625

		125,625

SPECIALTY RETAIL — 2.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019 (b)	75,000	77,625
AutoZone, Inc. 3.13%, 7/15/2023 (b)	50,000	46,185
Best Buy Co., Inc.:
3.75%, 3/15/2016 (c)	75,000	77,250
5.00%, 8/1/2018 (b)	50,000	51,375
L Brands, Inc. 5.63%, 2/15/2022 (b)	150,000	153,750
QVC, Inc. 4.38%, 3/15/2023	75,000	69,749
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022 (b)	75,000	75,187
Staples, Inc. 9.75%, 1/15/2014	50,000	51,249
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.38%, 8/1/2021 (b)	18,000	19,260
7.50%, 10/1/2018 (b)	25,000	26,750

		648,380

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020 (b)	50,000	53,875
PVH Corp.:
4.50%, 12/15/2022	25,000	23,625
7.38%, 5/15/2020 (b)	25,000	27,250

		104,750

THRIFTS & MORTGAGE FINANCE — 0.4%
Amsouth Bank 5.20%, 4/1/2015	100,000	105,325

TOBACCO — 1.1%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	68,690
7.75%, 2/6/2014 (b)	50,000	51,217
8.50%, 11/10/2013	50,000	50,407
9.70%, 11/10/2018	26,000	34,372
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	75,000	68,887
Reynolds American, Inc. 3.25%, 11/1/2022 (b)	50,000	46,026

		319,599

TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals North America, Inc. 5.75%, 7/15/2018 (b)	25,000	26,250

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75%, 12/1/2016 (a)	100,000	136,750
Embarq Corp. 7.08%, 6/1/2016 (b)	50,000	56,241
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)(b)	75,000	75,375
6.63%, 4/1/2023 (a)(b)	75,000	75,187
Orange SA 8.75%, 3/1/2031	50,000	66,547
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	59,717
Telecom Italia Capital SA 7.18%, 6/18/2019 (b)	75,000	82,462
Telefonica Emisiones SAU:
3.99%, 2/16/2016 (b)	100,000	103,588
4.95%, 1/15/2015	50,000	52,108
7.05%, 6/20/2036 (b)	50,000	53,070

		761,045

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,871,089)		27,428,192

	Shares
SHORT TERM INVESTMENTS — 22.0%
MONEY MARKET FUNDS — 22.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,665,915	5,665,915
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	461,737	461,737

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $6,127,652)		6,127,652

TOTAL INVESTMENTS — 120.3% (h)
(Cost $33,998,741)		33,555,844
OTHER ASSETS & LIABILITIES — (20.3)%		(5,672,355)

NET ASSETS — 100.0%		$27,883,489

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.7% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at September 30, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2013:

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Russell 3000 ETF	$532,672,593	$—	$—	$532,672,593
SPDR Russell 1000 ETF	43,889,571	—	—	43,889,571
SPDR Russell 2000 ETF	6,380,053	—	—	6,380,053
SPDR S&P 500 Growth ETF	296,173,707	—	—	296,173,707
SPDR S&P 500 Value ETF	158,640,129	—	—	158,640,129
SPDR Russell Small Cap Completeness ETF	92,788,027	—	—	92,788,027
SPDR S&P 400 Mid Cap Growth ETF	121,449,373	—	—	121,449,373
SPDR S&P 400 Mid Cap Value ETF	74,950,020	—	—	74,950,020
SPDR S&P 600 Small Cap ETF	417,318,154	—	—	417,318,154
SPDR S&P 600 Small Cap Growth ETF	304,384,162	—	—	304,384,162
SPDR S&P 600 Small Cap Value ETF	227,560,550	—	—	227,560,550
SPDR Global Dow ETF	98,857,074	—	—	98,857,074
SPDR Dow Jones REIT ETF	2,155,578,021	—	—	2,155,578,021
SPDR S&P Bank ETF	2,491,248,074	—	—	2,491,248,074
SPDR S&P Capital Markets ETF	79,705,688	—	—	79,705,688
SPDR S&P Insurance ETF	345,482,200	—	—	345,482,200
SPDR S&P Mortgage Finance ETF	9,722,973	—	—	9,722,973
SPDR S&P Regional Banking ETF	2,156,067,005	—	—	2,156,067,005
SPDR Morgan Stanley Technology ETF	203,086,512	—	—	203,086,512
SPDR S&P Dividend ETF	12,871,368,413	—	—	12,871,368,413
SPDR S&P Aerospace & Defense ETF	26,119,999	—	—	26,119,999
SPDR S&P Biotech ETF	1,276,572,243	—	—	1,276,572,243
SPDR S&P Health Care Equipment ETF	24,162,381	—	—	24,162,381
SPDR S&P Health Care Services ETF	67,818,306	—	—	67,818,306
SPDR S&P Homebuilders ETF	2,176,755,690	—	—	2,176,755,690
SPDR S&P Metals & Mining ETF	653,417,970	—	—	653,417,970
SPDR S&P Oil & Gas Equipment & Services ETF	305,960,834	—	—	305,960,834
SPDR S&P Oil & Gas Exploration & Production ETF	1,002,953,928	—	—	1,002,953,928
SPDR S&P Pharmaceuticals ETF	556,379,874	—	—	556,379,874
SPDR S&P Retail ETF	1,102,838,508	—	—	1,102,838,508
SPDR S&P Semiconductor ETF	55,210,428	—	—	55,210,428
SPDR S&P Software & Services ETF	27,168,091	—	—	27,168,091
SPDR S&P Telecom ETF	7,828,861	—	—	7,828,861
SPDR S&P Transportation ETF	46,151,824	—	—	46,151,824
SPDR S&P 1500 Momentum Tilt ETF	12,976,385	—	—	12,976,385
SPRD S&P 1500 Value Tilt ETF	9,031,956	—	—	9,031,956
SPDR Russell 1000 Low Volatility ETF	12,169,346	—	—	12,169,346
SPDR Russell 2000 Low Volatility ETF	12,786,484	—	—	12,786,484
SPDR Wells Fargo Preferred Stock ETF	294,123,306	—	—	294,123,306

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$814,784	$1,496,637,678	$—	$1,497,452,462
SPDR Barclays TIPS ETF	107,321,255	639,681,197	—	747,002,452
SPDR Barclays 1-10 Year TIPS ETF	1,590,324	9,742,611	—	11,332,935
SPDR Barclays Short Term Treasury ETF	1,877,453	20,890,153	—	22,767,606
SPDR Barclays Intermediate Term Treasury ETF	20,425,159	154,031,279	—	174,456,438
SPDR Barclays Long Term Treasury ETF	10,453,310	55,667,907	—	66,121,217
SPDR Barclays Short Term Corporate Bond ETF	124,314,824	3,222,258,806	—	3,346,573,630
SPDR Barclays Intermediate Term Corporate Bond ETF	15,386,733	405,264,205	—	420,650,938
SPDR Barclays Long Term Corporate Bond ETF	2,474,839	80,099,924	—	82,574,763
SPDR Barclays Issuer Scored Corporate Bond ETF	198,279	30,738,053	—	30,936,332
SPDR Barclays Convertible Securities ETF	127,189,634	1,640,646,390	—	1,767,836,024
SPDR Barclays Mortgage Backed Bond ETF	110,644,048	112,684,452	—	223,328,500
SPDR Barclays Aggregate Bond ETF	179,513,311	698,575,249	—	878,088,560
SPDR Nuveen Barclays Municipal Bond ETF	19,840,488	964,858,586	—	984,699,074
SPDR Nuveen Barclays California Municipal Bond ETF	272,355	79,291,481	—	79,563,836
SPDR Nuveen Barclays New York Municipal Bond ETF	147,883	26,782,529	—	26,930,412
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,351,878	1,970,348,991	—	1,971,700,869
SPDR Nuveen S&P VRDO Municipal Bond ETF	457,062	8,545,000	—	9,002,062
SPDR Nuveen S&P High Yield Municipal Bond ETF	424,084	179,893,736	—	180,317,820
SPDR Nuveen Barclays Build America Bond ETF	64,918	53,936,513	—	54,001,431
SPDR DB International Government Inflation-Protected Bond ETF	2,307,868	1,093,091,843	—	1,095,399,711
SPDR Barclays Short Term International Treasury Bond ETF	41,979	232,075,936	—	232,117,915
SPDR Barclays International Treasury Bond ETF	1,687,385	1,934,170,765	—	1,935,858,150
SPDR Barclays International Corporate Bond ETF	1,558,875	193,654,444	—	195,213,319
SPDR Barclays Emerging Markets Local Bond ETF	560,560	150,204,654	—	150,765,214
SPDR Barclays High Yield Bond ETF	73,640,339	8,965,514,399	—	9,039,154,738
SPDR Barclays Short Term High Yield Bond ETF	23,195,285	2,365,734,901	—	2,388,930,186
SPDR Barclays Investment Grade Floating Rate ETF	20,526,170	334,187,533	—	354,713,703
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	2,060,856	14,358,093	—	16,418,949
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	6,127,652	27,428,192	—	33,555,844

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$(50,515)	$—	$(50,515)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no material transfers between levels for the three months ended September 30, 2013. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2013:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF	Forward Contract	$—	$(50,515)	$—	$—	$—	$—	$(50,515)

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 9/30/13	9/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	14,278	$931,068	$20,587	300	$129,260	1,908	12,670	$833,053	$3,294	$9,954
SPDR Russell 1000 ETF	1,044	68,079	—	—	—	—	1,044	68,643	271	—
SPDR S&P 500 Value ETF	10,182	663,968	74,098	1,070	122,545	1,808	9,444	620,943	2,455	35,499
SPDR S&P Capital Markets ETF	29,978	1,954,865	255,056	3,708	243,618	3,547	30,139	1,981,639	7,836	43,245
SPDR S&P 1500 Momentum Tilt ETF	452	29,475	5,127	74	—	—	526	34,585	137	—
SPDR S&P 1500 Value Tilt ETF	142	9,260	—	—	—	—	142	9,336	37	—
SPDR Russell 1000 Low Volatility ETF	1,987	129,572	—	—	—	—	1,987	130,645	517	—
SPDR Wells Fargo Preferred Stock ETF	106,748	2,668,700	24,319	1,128	636,170	28,539	79,337	1,623,235	27,182	77,927

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at September 30, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 9/30/13	9/30/13	Income	Gain/(Loss)

Diebold, Inc.	4,534,046	$152,752,010	$3,029,865	90,806	$14,130,384	415,813	4,209,039	$123,577,385	$1,216,579	$1,170,250
Pitney Bowes, Inc.	20,550,989	301,688,518	3,573,897	251,872	292,681,658	20,802,861	—	—	—	(42,042,751)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 9/30/13	9/30/13	Income	Gain/(Loss)

Ethan Allen Interiors, Inc.	1,505,122	$43,347,514	$11,189,734	393,783	$52,370,234	1,898,905	—	$—	$133,039	$(1,688,544)
iRobot Corp.	1,766,774	70,264,602	30,265,878	826,547	32,592,221	912,516	1,680,805	63,315,924	—	(955,249)
M/I Homes, Inc.	2,686,526	61,682,637	15,994,141	754,176	37,850,825	1,822,075	1,618,627	33,376,089	—	(5,180,211)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 9/30/13	9/30/13	Income	Gain/(Loss)

Select Comfort Corp.	3,373,623	$84,542,992	$23,698,454	971,022	$43,497,358	1,795,485	2,549,160	$62,072,046	$—	$6,014,938
Trex Co., Inc.	951,216	45,173,248	11,549,295	248,637	55,984,627	1,199,853	—	—	—	(6,198,998)

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at September 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$2,603,070	$4,557,097	4,557,097	$6,637,542	6,637,542	$522,625	$133	$—
SPDR Russell 1000 ETF	222,100	444,543	444,543	638,439	638,439	28,204	7	—
SPDR Russell 2000 ETF	—	60,763.00	60,763	43,023	43,023	17,740	1	—
SPDR S&P 500 Growth ETF	1,131,433	2,544,382	2,544,382	3,297,693	3,297,693	378,122	54	—
SPDR S&P 500 Value ETF	1,088,103	1,229,164	1,229,164	2,104,064	2,104,064	213,203	49	—
SPDR Russell Small Cap Completeness ETF	467,842	1,216,233	1,216,233	1,535,553	1,535,553	148,522	12	—
SPDR S&P 400 Mid Cap Growth ETF	378,499	1,189,832	1,189,832	1,293,883	1,293,883	274,448	8	—
SPDR S&P 400 Mid Cap Value ETF	249,409	1,136,178	1,136,178	1,302,723	1,302,723	82,864	11	—
SPDR S&P 600 Small Cap ETF	195,295	6,655,164	6,655,164	6,375,925	6,375,925	474,534	39	—
SPDR S&P 600 Small Cap Growth ETF	100	4,152,628	4,152,628	3,849,725	3,849,725	303,003	26	—
SPDR S&P 600 Small Cap Value ETF	453,159	4,830,354	4,830,354	4,982,840	4,982,840	300,673	24	—
SPDR Global Dow ETF	964,151	521,826	521,826	1,365,177	1,365,177	120,800	10	—
SPDR Dow Jones REIT ETF	22,835,328	31,377,996	31,377,996	50,024,121	50,024,121	4,189,203	317	—
SPDR S&P Bank ETF	11,665,399	14,348,334	14,348,334	22,208,113	22,208,113	3,805,620	411	—
SPDR S&P Capital Markets ETF	644,496	1,145,058	1,145,058	1,744,346	1,744,346	45,208	20	—
SPDR S&P Insurance ETF	1,844,686	2,393,010	2,393,010	3,450,269	3,450,269	787,427	38	—
SPDR S&P Mortgage Finance ETF	45,983	42,727	42,727	64,658	64,658	24,052	2	—
SPDR S&P Regional Banking ETF	7,515,236	15,654,246	15,654,246	17,769,035	17,769,035	5,400,447	431	—
SPDR Morgan Stanley Technology ETF	949,107	668,630	668,630	1,414,381	1,414,381	203,356	34	—
SPDR S&P Dividend ETF	79,244,748	85,425,536	85,425,536	158,344,510	158,344,510	6,325,774	3,398	—
SPDR S&P Aerospace & Defense ETF	80,353	275,159	275,159	342,416	342,416	13,096	5	—
SPDR S&P Biotech ETF	1,956,990	7,738,916	7,738,916	8,927,600	8,927,600	768,306	49	—
SPDR S&P Health Care Equipment ETF	39,799	30,691	30,691	36,374	36,374	34,116	2	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR S&P Health Care Services ETF	$83,101	$72,704	72,704	$83,693	83,693	$72,112	$4	$—
SPDR S&P Homebuilders ETF	3,062,682	8,605,117	8,605,117	10,121,708	10,121,708	1,546,091	169	—
SPDR S&P Metals & Mining ETF	3,512,903	14,116,606	14,116,606	17,053,064	17,053,064	576,445	77	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,483,008	6,813,665	6,813,665	7,584,849	7,584,849	711,824	76	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,562,930	2,756,282	2,756,282	4,267,766	4,267,766	2,051,446	155	—
SPDR S&P Pharmaceuticals ETF	1,735,908	1,374,933	1,374,933	3,105,695	3,105,695	5,146	61	—
SPDR S&P Retail ETF	3,412,951	3,154,375	3,154,375	4,534,414	4,534,414	2,032,912	153	—
SPDR S&P Semiconductor ETF	140,826	131,268	131,268	227,094	227,094	45,000	7	—
SPDR S&P Software & Services ETF	100	241,351	241,351	219,767	219,767	21,684	2	—
SPDR S&P Telecom ETF	27,803	42,415	42,415	32,338	32,338	37,880	1	—
SPDR S&P Transportation ETF	103,307	90,303	90,303	126,597	126,597	67,013	5	—
SPDR S&P 1500 Momentum Tilt ETF	86,125	87,404	87,404	158,077	158,077	15,452	2	—
SPDR S&P 1500 Value Tilt ETF	52,386	62,376	62,376	101,194	101,194	13,568	2	—
SPDR Russell 1000 Low Volatility ETF	78,016	98,996	98,996	156,988	156,988	20,024	3	—
SPDR Russell 2000 Low Volatility ETF	78,900	174,816	174,816	227,265	227,265	26,451	2	—
SPDR Wells Fargo Preferred Stock ETF	7,588,968	11,673,219	11,673,219	18,516,164	18,516,164	746,023	136	—
SPDR Barclays 1-3 Month T-Bill ETF	—	1,501,341	1,501,341	686,557	686,557	814,784	49	—
SPDR Barclays TIPS ETF	387,010	4,810,551	4,810,551	5,022,782	5,022,782	174,779	36	—
SPDR Barclays 1-10 Year TIPS ETF	27,397	55,727	55,727	72,295	72,295	10,829	1	—
SPDR Barclays Short Term Treasury ETF	27,049	1,438,466	1,438,466	1,368,827	1,368,827	96,688	8	—
SPDR Barclays Intermediate Term Treasury ETF	38,813	14,329,584	14,329,584	14,140,458	14,140,458	227,939	31	—
SPDR Barclays Long Term Treasury ETF	11,513	3,451,849	3,451,849	3,458,228	3,458,228	5,134	14	—
SPDR Barclays Short Term Corporate Bond ETF	80,639,644	64,342,151	64,342,151	138,330,171	138,330,171	6,651,624	763	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,946,204	12,458,067	12,458,067	23,863,621	23,863,621	2,540,650	179	—
SPDR Barclays Long Term Corporate Bond ETF	350,809	2,322,438	2,322,438	2,625,818	2,625,818	47,429	11	—
SPDR Barclays Issuer Scored Corporate Bond ETF	301,111	611,228	611,228	714,060	714,060	198,279	13	—
SPDR Barclays Convertible Securities ETF	17,350,410	93,627,719	93,627,719	109,687,810	109,687,810	1,290,319	469	—
SPDR Barclays Mortgage Backed Bond ETF	24,079,554	90,717,961	90,717,961	4,153,467	4,153,467	110,644,048	6,789	—
SPDR Barclays Aggregate Bond ETF	151,800,708	84,728,268	84,728,268	112,645,189	112,645,189	123,883,787	7,287	—
SPDR Nuveen Barclays Build America Bond ETF	206,051	1,176,044	1,176,044	1,317,177	1,317,177	64,918	14	—
SPDR DB International Government Inflation-Protected Bond ETF	3,477,798	69,333,329	69,333,329	70,503,259	70,503,259	2,307,868	212	—
SPDR Barclays Short Term International Treasury Bond ETF	435,828	3,231,185	3,231,185	3,625,034	3,625,034	41,979	8	—
SPDR Barclays International Treasury Bond ETF	357,706	12,991,085	12,991,085	13,348,404	13,348,404	387	55	—
SPDR Barclays International Corporate Bond ETF	184,688	729,313	729,313	853,701	853,701	60,300	8	—
SPDR Barclays Emerging Markets Local Bond ETF	—	7,354,910	7,354,910	6,926,600	6,926,600	428,310	42	—
SPDR Barclays High Yield Bond ETF	88,606,233	424,852,989	424,852,989	439,818,883	439,818,883	73,640,339	4,363	—
SPDR Barclays Short Term High Yield Bond ETF	47,753,632	156,762,147	156,762,147	181,320,494	181,320,494	23,195,285	1,294	—
SPDR Barclays Investment Grade Floating Rate ETF	955,640	35,784,162	35,784,162	29,746,640	29,746,640	6,993,162	534	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	$94,881	$394,774.00	394,774	$439,572	439,572	$50,083	$2	$—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	720,761	4,022,868	4,022,868	4,281,892	4,281,892	461,737	14	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$12,878,973	$48,679,191	48,679,191	$41,717,676	41,717,676	$19,840,488	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	1,329,461	1,580,722	1,580,722	2,637,828	2,637,828	272,355	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	610,406	775,281	775,281	1,237,804	1,237,804	147,883	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,846,267	91,693,878	91,693,878	92,188,267	92,188,267	1,351,878	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,255,247	1,718,206	1,718,206	2,516,391	2,516,391	457,062	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	840,176	3,836,017	3,836,017	4,252,109	4,252,109	424,084	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$10,580,644	$22,954,645	22,954,645	$15,475,591	15,475,591	$18,059,698	$20,602	$—
SPDR Russell 1000 ETF	5,175,025	8,987,394	8,987,394	9,914,670	9,914,670	4,247,749	1,842	—
SPDR S&P 500 Growth ETF	2,324,928	27,737,408	27,737,408	19,729,480	19,729,480	10,332,856	2,095	—
SPDR S&P 500 Value ETF	2,696,198	18,204,521	18,204,521	14,985,833	14,985,833	5,914,886	2,722	—
SPDR Russell Small Cap Completeness ETF	6,728,512	14,269,371	14,269,371	11,651,955	11,651,955	9,345,928	14,731	—
SPDR S&P 400 Mid Cap Growth ETF	6,435,632	14,278,410	14,278,410	13,053,878	13,053,878	7,660,164	9,074	—
SPDR S&P 400 Mid Cap Value ETF	10,197,417	18,823,213	18,823,213	16,233,405	16,233,405	12,787,225	7,218	—
SPDR S&P 600 Small Cap ETF	26,574,255	34,065,923	34,065,923	26,640,565	26,640,565	33,999,613	32,664	—
SPDR S&P 600 Small Cap Growth ETF	22,313,086	31,859,937	31,859,937	26,571,006	26,571,006	27,602,017	28,991	—
SPDR S&P 600 Small Cap Value ETF	11,166,182	19,813,495	19,813,495	13,890,833	13,890,833	17,088,844	12,275	—
SPDR Global Dow ETF	1,706,450	3,860,962	3,860,962	3,171,982	3,171,982	2,395,430	1,937	—
SPDR Dow Jones REIT ETF	67,698,998	154,292,806	154,292,806	169,870,676	169,870,676	52,121,128	47,089	—
SPDR S&P Bank ETF	165,284,289	166,358,355	166,358,355	198,960,137	198,960,137	132,682,507	78,229	—
SPDR S&P Capital Markets ETF	7,314,888	17,168,863	17,168,863	17,361,087	17,361,087	7,122,664	9,305	—
SPDR S&P Insurance ETF	2,071,512	41,040,051	41,040,051	32,578,266	32,578,266	10,533,297	3,106	—
SPDR S&P Mortgage Finance ETF	2,077,981	4,194,082	4,194,082	4,264,813	4,264,813	2,007,250	1,239	—
SPDR S&P Regional Banking ETF	59,847,721	111,554,228	111,554,228	94,080,708	94,080,708	77,321,241	74,146	—
SPDR Morgan Stanley Technology ETF	13,214,988	32,950,735	32,950,735	34,973,511	34,973,511	11,192,212	12,143	—
SPDR S&P Dividend ETF	550,703,001	1,144,435,898	1,144,435,898	1,198,365,931	1,198,365,931	496,772,968	339,358	—
SPDR S&P Aerospace & Defense ETF	3,812,981	15,736,979	15,736,979	14,653,268	14,653,268	4,896,692	2,005	—
SPDR S&P Biotech ETF	174,154,898	211,850,092	211,850,092	174,610,767	174,610,767	211,394,223	1,474,745	—
SPDR S&P Health Care Services ETF	9,543,935	25,932,069	25,932,069	22,264,287	22,264,287	13,211,717	5,313	—
SPDR S&P Homebuilders ETF	236,317,875	210,812,326	210,812,326	278,946,054	278,946,054	168,184,147	81,185	—
SPDR S&P Metals & Mining ETF	77,872,834	104,817,960	104,817,960	93,512,254	93,512,254	89,178,540	693,973	—
SPDR S&P Oil & Gas Equipment & Services ETF	18,553,452	48,160,154	48,160,154	46,352,987	46,352,987	20,360,619	212,463	—
SPDR S&P Oil & Gas Exploration & Production ETF	77,262,595	106,390,204	106,390,204	99,476,836	99,476,836	84,175,963	266,531	—
SPDR S&P Pharmaceuticals ETF	18,951,416	84,852,985	84,852,985	67,610,817	67,610,817	36,193,584	131,163	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	9/30/13	Income	Gain/(Loss)

SPDR S&P Retail ETF	$63,894,259	$80,412,739	80,412,739	$82,522,883	82,522,883	$61,784,115	$101,819	$—
SPDR S&P Semiconductor ETF	4,582,893	14,256,604	14,256,604	15,167,298	15,167,298	3,672,199	5,256	—
SPDR S&P Software & Services ETF	4,024,820	5,587,954	5,587,954	3,646,117	3,646,117	5,966,657	5,671	—
SPDR S&P 1500 Momentum Tilt ETF	2,440,311	5,118,275	5,118,275	5,339,268	5,339,268	2,219,318	941	—
SPDR S&P 1500 Value Tilt ETF	1,805,898	4,227,579	4,227,579	4,342,000	4,342,000	1,691,477	722	—
SPDR Russell 1000 Low Volatility	—	7,907,509	7,907,509	5,267,845	5,267,845	2,639,664	808
SPDR Russell 2000 Low Volatility	—	6,260,450	6,260,450	3,408,752	3,408,752	2,851,698	756
SPDR Wells Fargo Preferred Stock ETF	61,069,139	54,733,500	54,733,500	72,961,739	72,961,739	42,840,900	190,545	—
SPDR Barclays 1-3 Month T-Bill ETF	—	—	—	—	—	—	96,797	—
SPDR Barclays TIPS ETF	113,265,800	210,781,638	210,781,638	216,900,962	216,900,962	107,146,476	21,089	—
SPDR Barclays 1-10 Year TIPS ETF	—	2,539,647	2,539,647	960,152	960,152	1,579,495	62
SPDR Barclays Short Term Treasury ETF	520,414	4,165,116	4,165,116	2,904,765	2,904,765	1,780,765	346	—
SPDR Barclays Intermediate Term Treasury ETF	20,282,916	39,166,667	39,166,667	39,252,363	39,252,363	20,197,220	7,268	—
SPDR Barclays Long Term Treasury ETF	6,294,185	17,990,208	17,990,208	13,836,217	13,836,217	10,448,176	2,669	—
SPDR Barclays Short Term Corporate Bond ETF	132,444,155	141,609,683	141,609,683	156,390,638	156,390,638	117,663,200	51,428	—
SPDR Barclays Intermediate Term Corporate Bond ETF	15,832,895	13,386,426	13,386,426	16,373,238	16,373,238	12,846,083	6,156	—
SPDR Barclays Long Term Corporate Bond ETF	3,200,680	4,040,220	4,040,220	4,813,490	4,813,490	2,427,410	1,114	—
SPDR Barclays Convertible Securities ETF	83,201,808	135,743,772	135,743,772	93,046,265	93,046,265	125,899,315	121,095	—
SPDR Barclays Aggregate Bond ETF	49,926,947	69,878,553	69,878,553	64,175,976	64,175,976	55,629,524	18,877	—
SPDR Barclays International Treasury Bond ETF	—	3,335,748	3,335,748	1,648,750	1,648,750	1,686,998	889	—
SPDR Barclays International Corporate Bond ETF	2,067,217	1,687,976	1,687,976	2,256,618	2,256,618	1,498,575	991	—
SPDR Barclays Emerging Markets Local Bond ETF	8,500	123,750	123,750	—	—	132,250	7	—
SPDR Barclays Investment Grade Floating Rate ETF	4,106,185	57,104,266	57,104,266	47,677,443	47,677,443	13,533,008	4,490	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,708,185	4,667,936	4,667,936	4,365,348	4,365,348	2,010,773	1,502	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,195,830	5,875,795	5,875,795	4,405,710	4,405,710	5,665,915	2,746	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$430,459,404	$111,589,561	$9,376,372	$102,213,189
SPDR Russell 1000 ETF	35,262,960	9,370,836	744,225	8,626,611
SPDR Russell 2000 ETF	5,999,632	548,356	167,935	380,421

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P 500 Growth ETF	$213,819,897	$82,903,143	$549,333	$82,353,810
SPDR S&P 500 Value ETF	143,990,076	19,991,589	5,341,536	14,650,053
SPDR Russell Small Cap Completeness ETF	78,013,543	16,563,589	1,789,105	14,774,484
SPDR S&P 400 Mid Cap Growth ETF	103,806,007	19,505,998	1,862,632	17,643,366
SPDR S&P 400 Mid Cap Value ETF	69,701,704	6,322,738	1,074,422	5,248,316
SPDR S&P 600 Small Cap ETF	339,036,703	85,185,788	6,904,337	78,281,451
SPDR S&P 600 Small Cap Growth ETF	242,534,088	66,107,056	4,256,982	61,850,074
SPDR S&P 600 Small Cap Value ETF	193,422,150	39,476,713	5,338,313	34,138,400
SPDR Global Dow ETF	94,868,914	14,222,727	10,234,567	3,988,160
SPDR Dow Jones REIT ETF	2,002,110,548	205,105,686	51,638,213	153,467,473
SPDR S&P Bank ETF	2,164,390,836	337,753,081	10,895,843	326,857,238
SPDR S&P Capital Markets ETF	76,674,158	5,263,725	2,232,195	3,031,530
SPDR S&P Insurance ETF	334,475,025	15,982,034	4,974,859	11,007,175
SPDR S&P Mortgage Finance ETF	8,228,568	1,615,694	121,289	1,494,405
SPDR S&P Regional Banking ETF	2,080,141,160	97,099,356	21,173,511	75,925,845
SPDR Morgan Stanley Technology ETF	177,801,792	39,010,401	13,725,681	25,284,720
SPDR S&P Dividend ETF	10,390,340,575	2,490,754,454	9,726,616	2,481,027,838
SPDR S&P Aerospace & Defense ETF	20,368,455	5,751,742	198	5,751,544
SPDR S&P Biotech ETF	1,122,748,954	221,048,048	67,224,759	153,823,289
SPDR S&P Health Care Equipment ETF	20,304,565	4,239,385	381,569	3,857,816
SPDR S&P Health Care Services ETF	62,130,161	6,591,740	903,595	5,688,145
SPDR S&P Homebuilders ETF	2,124,018,526	134,100,953	81,363,789	52,737,164
SPDR S&P Metals & Mining ETF	954,511,255	7,470,619	308,563,904	(301,093,285)
SPDR S&P Oil & Gas Equipment & Services ETF	300,583,575	25,701,534	20,324,275	5,377,259
SPDR S&P Oil & Gas Exploration & Production ETF	1,103,234,382	13,996,973	114,277,427	(100,280,454)
SPDR S&P Pharmaceuticals ETF	465,280,120	100,680,677	9,580,923	91,099,754
SPDR S&P Retail ETF	1,127,793,499	27,639,550	52,594,541	(24,954,991)
SPDR S&P Semiconductor ETF	57,188,105	670,887	2,648,564	(1,977,677)
SPDR S&P Software & Services ETF	22,743,066	4,732,328	307,303	4,425,025
SPDR S&P Telecom ETF	7,439,970	849,075	460,184	388,891
SPDR S&P Transportation ETF	41,374,015	4,954,565	176,756	4,777,809
SPDR S&P 1500 Momentum Tilt ETF	11,415,227	1,603,575	42,417	1,561,158
SPDR S&P 1500 Value Tilt ETF	7,817,792	1,308,175	94,011	1,214,164
SPDR Russell 1000 Low Volatility ETF	11,996,285	386,562	213,501	173,061
SPDR Russell 2000 Low Volatility ETF	12,157,507	746,414	117,437	628,977
SPDR Wells Fargo Preferred Stock ETF	319,035,014	31,788	24,943,496	(24,911,708)
SPDR Barclays 1-3 Month T-Bill ETF	1,500,054,940	3,406	2,605,884	(2,602,478)
SPDR Barclays TIPS ETF	747,716,844	12,833,051	13,547,443	(714,392)
SPDR Barclays 1-10 Year TIPS ETF	11,546,691	—	213,756	(213,756)
SPDR Barclays Short Term Treasury ETF	22,724,198	45,026	1,618	43,408
SPDR Barclays Intermediate Term Treasury ETF	172,755,822	2,761,953	1,061,337	1,700,616

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
September 30, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays Long Term Treasury ETF	$73,258,660	$—	$7,137,443	$(7,137,443)
SPDR Barclays Short Term Corporate Bond ETF	3,338,618,522	11,193,815	3,238,707	7,955,108
SPDR Barclays Intermediate Term Corporate Bond ETF	417,525,344	8,820,033	5,694,439	3,125,594
SPDR Barclays Long Term Corporate Bond ETF	87,951,436	941,135	6,317,808	(5,376,673)
SPDR Barclays Issuer Scored Corporate Bond ETF	31,045,273	694,326	803,267	(108,941)
SPDR Barclays Convertible Securities ETF	1,641,141,487	156,049,827	29,355,290	126,694,537
SPDR Barclays Mortgage Backed Bond ETF	221,550,853	1,782,104	4,457	1,777,647
SPDR Barclays Aggregate Bond ETF	875,657,415	11,631,697	9,200,552	2,431,145
SPDR Nuveen Barclays Municipal Bond ETF	994,352,277	17,855,334	27,508,537	(9,653,203)
SPDR Nuveen Barclays California Municipal Bond ETF	80,462,531	1,792,777	2,691,472	(898,695)
SPDR Nuveen Barclays New York Municipal Bond ETF	27,491,242	381,312	942,142	(560,830)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,964,129,253	15,202,707	7,631,091	7,571,616
SPDR Nuveen S&P VRDO Municipal Bond ETF	9,002,062	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	191,979,060	3,489,680	15,150,920	(11,661,240)
SPDR Nuveen Barclays Build America Bond ETF	58,005,595	380,086	4,384,250	(4,004,164)
SPDR DB International Government Inflation-Protected Bond ETF	1,047,755,411	80,981,729	35,645,297	45,336,432
SPDR Barclays Short Term International Treasury Bond ETF	233,428,297	5,754,222	7,064,604	(1,310,382)
SPDR Barclays International Treasury Bond ETF	1,927,734,517	81,023,354	72,899,721	8,123,633
SPDR Barclays International Corporate Bond ETF	188,046,837	7,454,763	288,281	7,166,482
SPDR Barclays Emerging Markets Local Bond ETF	155,095,523	2,811,238	7,141,547	(4,330,309)
SPDR Barclays High Yield Bond ETF	9,175,590,594	93,186,342	229,622,198	(136,435,856)
SPDR Barclays Short Term High Yield Bond ETF	2,394,440,608	13,764,865	19,275,287	(5,510,422)
SPDR Barclays Investment Grade Floating Rate ETF	354,253,402	515,814	55,513	460,301
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	16,787,718	250,298	619,067	(368,769)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	33,998,741	289,491	732,388	(442,897)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham Ellen M. Needham President

By:	/s/ Chad C. Hallett

Chad C. Hallett Treasurer

Date: November 25, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham President (Principal Executive Officer)

By:	/s/ Chad C. Hallett

Chad C. Hallett Treasurer (Principal Financial Officer)

Date: November 25, 2013